As filed with the Securities and Exchange Commission on Feb. 25, 2010

Securities Act Registration No. 333-42004

Investment Company Act File No. 811-10027

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 32

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 33

State Farm Mutual Fund Trust

(Exact name of Registrant as Specified in Charter)

One State Farm Plaza, Bloomington, Illinois	61710-0001
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 447-4930

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3300
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Amending Parts A, B and C, and filing exhibits

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)

☐	pursuant to rule 485(b)

☒	60 days after filing pursuant to rule 485(a)(1)

☐	on May 1, 2009 pursuant to rule 485(b)

☐	75 days after filing pursuant to rule 485(a)(2)

☐	on ___________ pursuant to rule 485(a)(2)

May 1, 2010

State Farm Mutual Fund Trust

PROSPECTUS

Class A

Class B

Legacy Class A

Legacy Class B

State Farm Equity Fund

State Farm Small/Mid Cap Equity Fund

State Farm International Equity Fund

State Farm S&P 500 Index Fund

State Farm Small Cap Index Fund

State Farm International Index Fund

State Farm Equity and Bond Fund

State Farm Bond Fund

State Farm Tax Advantaged Bond Fund

State Farm Money Market Fund

State Farm LifePath® Retirement Fund

State Farm LifePath 2020® Fund

State Farm LifePath 2030® Fund

State Farm LifePath 2040® Fund

State Farm LifePath 2050® Fund

State Farm Mutual Fund Trust

Class A Shares

Class B Shares

Legacy Class A Shares

Legacy Class B Shares

Class A	Class B	Legacy Class A	Legacy Class B

•    State Farm Equity Fund

•    State Farm Small/Mid Cap Equity Fund

•    State Farm International Equity Fund

•    State Farm S&P 500 Index Fund

•    State Farm Small Cap Index Fund

•    State Farm International Index Fund

•    State Farm Equity and Bond Fund

•    State Farm Bond Fund

•    State Farm Tax Advantaged Bond Fund

•    State Farm Money Market Fund

•    State Farm LifePath® Retirement Fund

•    State Farm LifePath 2020® Fund

•    State Farm LifePath 2030® Fund

•    State Farm LifePath 2040® Fund

•    State Farm LifePath 2050® Fund

SNEAX SSNAX SNIAX SNPAX SNRAX NFSAX NBSAX BNSAX TANAX MNAXX NILAX NLWAX NLHAS NLOAX NLPAX	SNEBX SSNBX SNIBX SNPBX SNRBX NFSBX NBSBX BNSBX TANBX MNBXX NILBX NLWBX NLHBX NLBOX	SLEAX SFSAX SFFAX SLIAX SMIAX SIIAX SLBAX SFBAC SFTAX SAAXX SLRAX SAWAX SAYAX SAUAX	SLEBX SFSBX SFFBX SLIBX SMIBX SIIBX SLBBX SFBBX SFTBX SABXX SLRBX SAWBX SAYBX SAUBX

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

PROSPECTUS—MAY 1, 2010

STATE FARM EQUITY FUND

Investment Objective:

The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[            ] in the Fund. More information about these and other discounts is available from your financial professional and in [            ] of the Fund’s prospectus and [            ] of the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum Account Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.60%	0.60%	0.60%	0.60%
Distribution [and/or Service] (12b-1 fees) Fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.34%	0.34%	0.34%	0.34%
Acquired Fund Fees & Expenses	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.33%	2.03%	1.33%	1.73%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year	$629	$706	$431	$476
After 3 years	$900	$987	$709	$820
After 5 years	$1,192	$1,293	$1,007	$1,139
After 10 years	$2,021	$2,179	$1,853	$1,935

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

The Example does not reflect sales charges (loads) on reinvested dividends. If these charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIMC”) monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Bridgeway invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines “large stocks” as the largest 500 U.S. companies as measured by market capitalization (stock market worth). Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund according to proprietary quantitative models. At least 80% of Bridgeway’s portion of the Equity Fund’s net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]% during the [      ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Equity Fund	1-Year	5-Year	12/18/2000 to 12/31/2009
Return Before Taxes—Legacy Class A	43.29%	6.70%	6.11%
Return Before Taxes—Legacy Class B	43.48%	6.79%	6.12%
Return After Taxes on Distributions—Legacy Class A	43.51%	7.53%	6.66%
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A	27.85%	5.30%	4.85%
S&P 500 Index	37.00%	2.19%	2.90%

(The S&P 500 Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies representing an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the S&P 500 Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the S&P 500 Index to no reflect any deductions for taxes.)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

Bridgeway	John Montgomery	President	15

	Elena Khoziaeva	Investment Team Member	10

	Michael Whipple	Investment Team Member	6

	Rasool Shaik	Investment Team Member	2

Westwood	Susan M. Byne	Chairman, CIO	25

	Mark R. Freeman	Senior Vice President	9

	Kellie R. Stark	Senior Vice President	16

	Scott D. Lawson	Vice President	5

	Jay K. Singhania	Vice President	7

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [—] of the Prospectus.

STATE FARM SMALL/MID CAP EQUITY FUND

Investment Objective:

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[            ] in the Fund. More information about these and other discounts is available from your financial professional and in [            ] of the Fund’s prospectus and [            ] of the Fund’s SAI.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum Account Fee	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1 fees) Fees	0.25%	0.85%	0.25%	0.65%
Other Expenses	0.40%	0.39%	0.40%	0.40%
Acquired Fund Fees & Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.46%	2.05%	1.46%	1.86%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year	$	$	$	$
After 3 years	$	$	$	$
After 5 years	$	$	$	$
After 10 years	$	$	$	$

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

The Example does not reflect sales charges (loads) on reinvested dividends. If these charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Rainier Investment Management, Inc. (“Rainier”), select investments for the Small/Mid Cap Equity Fund. Bridgeway and Rainier each manage approximately one-half of the Small/Mid Cap Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Bridgeway

Bridgeway invests its segment of the Fund in a diversified portfolio of small and mid-capitalization stocks. Bridgeway defines “small and mid-capitalization stocks” as those stocks issued by companies smaller than the largest 500 U.S. companies as measured by market capitalization (stock market worth). Bridgeway selects stocks using its proprietary quantitative investment models which consider multiple factors.

Bridgeway invests in small and mid-capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

Bridgeway may invest up to 10% of its segment of the Fund’s assets in equity securities and depositary receipts of foreign companies.

Rainier

Rainier invests its segment of the Fund primarily (at least 80%) in the common stock of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index, an index that includes the smallest 800 securities in the Russell 1000® Index.

The portfolio managed by Rainier will invest in a blend of stocks with both growth and value characteristics. In selecting common stock for purchase by the Small/Mid Cap Equity Fund, Rainier emphasizes companies that it believes are likely to demonstrate superior business fundamentals, such as revenue and earnings growth; sustainable competitive advantage; potential for positive price or business catalysts, including earnings surprise or market expansion; disciplined management with shareholder focus; and attractive relative valuations.

Rainier may invest up to 20% of its segment of the Fund’s assets in equity securities and depositary receipts of foreign companies.

Rainier considers the sale of specific common stock when fundamentals deteriorate; when a stock reaches or surpasses its price target; or when better opportunities are perceived in alternative stocks.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Small/Mid Cap Equity Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [       ] quarter of [        ].

Worst quarter: [        ]% during the [       ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Small/Mid Cap Equity Fund	1-Year	5-Year	12/18/2000 to 12/31/2009
Return Before Taxes—Legacy Class A
Return Before Taxes—Legacy Class B
Return After Taxes on Distributions—Legacy Class A
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A
Russell 2500 Index

(The Russell 2500 Index is a capitalization-weighted measure of the performance of the 2500 smallest securities in the Russell 3000 Index representing an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the Russell 2500 Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Russell 2500 Index do not reflect any deductions for taxes.)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by Bridgeway and Ranier.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

Bridgeway	John Montgomery	President	15

	Elena Khoziaeva	Investment Team Member	10

	Michael Whipple	Investment Team Member	6

	Rasool Shaik	Investment Team Member	2

Ranier	Daniel M. Brewer	Senior Portfolio Manager	More than 5

	Mark W. Broughton	Senior Portfolio Manager	More than 5

	Mark H. Dawson	Senior Portfolio Manager	More than 5

	James R. Margard	Chief Investment Officer	More than 5

	Peter M. Musser	Senior Portfolio Manager	More than 5

	Andrea F. Durbin	Senior Portfolio Manager	More than 5

	Stacie L. Cowell	Senior Portfolio Manager	More than 4

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

STATE FARM INTERNATIONAL EQUITY FUND

Investment Objective:

The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[            ] in the Fund. More information about these and other discounts is available from your financial professional and in [            ] of the Fund’s prospectus and [            ] of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum Account Fee	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1 fees) Fees	0.25%	0.85%	0.25%	0.65%
Other Expenses	0.62%	0.62%	0.62%	0.62%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.67%	2.27%	1.67%	2.07%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

The Example does not reflect sales charges (loads) on reinvested dividends. If these charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Marsico

Marsico invests its portion of the International Equity Fund primarily in foreign equity securities issued by companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis with ‘bottom-up’ stock selection.

Northern Cross

Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies in which it believes have the potential for long term margin expansion. Northern Cross focuses on equities priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions Northern Cross will invest its portion of the International Equity Fund in 70-90 companies with a diversified representation of sectors. Northern Cross may invest up to 20% of its portion of the International Equity Fund in emerging markets. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

International Equity Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]% during the [       ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

International Equity Fund	1-Year	5-Year	12/18/2000 to 12/31/2009
Return Before Taxes—Legacy Class A
Return Before Taxes—Legacy Class B
Return After Taxes on Distributions—Legacy Class A
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A
MSCI ACWI ex.U.S. Index

(The MSCI All Country World Index (ex-U.S.) Index is a free float adjusted market capitalization index that is designed to measure equity performance in global developed and emerging markets; excluding the United States and represents an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the MSCI ACWI ex-U.S. Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the MSCI ACWI ex-U.S. Index do not reflect any deductions for taxes)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by Marsico and Northern Cross.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

Marsico	James G. Gendelman	Portfolio Manager	9

Northern Cross	Howard Appleby	Principal	5

	James LaTorre	Principal	5

	Edward E. Wendell, Jr.	Principal	5

	Jean-Francois Ducrest	Principal	5

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

STATE FARM S&P 500 INDEX FUND

Investment Objective:

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[            ] in the Fund. More information about these and other discounts is available from your financial professional and in [            ] of the Fund’s prospectus and [            ] of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum Account Fee	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.20%	0.20%	0.20%	0.20%
Distribution [and/or Service] (12b-1 fees) Fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.34%	0.34%	0.34%	0.34%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.79%	1.49%	0.79%	1.19%

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

The Example does not reflect sales charges (loads) on reinvested dividends. If these charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example,

affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio (the “Master Fund”). That series, called the S&P 500 Stock Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Stock Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives. BlackRock Fund Advisors (“BFA”) is the investment adviser to the S&P 500 Stock Master Portfolio.

BFA seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s Corporation Ratings Group (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:

•	market value

•	industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

•	trading activity, to ensure ample liquidity and efficient share pricing

•	fundamental analysis, to ensure that companies in the S&P 500 Index are stable

The S&P 500 Stock Master Portfolio pursues its investment objective by:

•	investing in all of the securities that make up the S&P 500 Index

•	investing in these securities in proportions that match the weightings of the S&P 500 Index

Under normal operating conditions, the S&P 500 Stock Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that these funds will succeed in their attempt to match such performance.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]%, during the [        ] quarter of [       ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

S&P 500 Index Fund	1-Year	5-Year	12/18/2000 to 12/31/2009
Return Before Taxes—Legacy Class A
Return Before Taxes—Legacy Class B
Return After Taxes on Distributions—Legacy Class A
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A
S&P 500 Index

(The S&P 500 Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies representing an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the S&P 500 Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the S&P 500 Index to no reflect any deductions for taxes.)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Diane Hsiung	Director	Since 2008

	Greg Savage	Managing Director	Since 2008

	Edward Corallo	Managing Director	Since 2009

	Christopher Bliss	Managing Director	Since 2009

	Jennifer Hsui	Managing Director	Since 2009

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [—] of the Prospectus.

STATE FARM SMALL CAP INDEX FUND

Investment Objective:

The State Farm Small Cap Index Fund (the “Small Cap Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[            ] in the Fund. More information about these and other discounts is available from your financial professional and in [            ] of the Fund’s prospectus and [            ] of the Fund’s SAI.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum Account Fee	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.35%	0.35%	0.35%	0.35%
Distribution [and/or Service] (12b-1 fees) Fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.40%	0.40%	0.40%	0.40%
Acquired Fund Fees & Expenses	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.04%	1.74%	1.04%	1.44%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

The Example does not reflect sales charges (loads) on reinvested dividends. If these charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Northern Trust Investments, N.A. (“Northern Trust Investments”), sub-adviser to the Small Cap Index Fund, seeks to achieve investment performance for the Small Cap Index Fund that is similar to the Russell 2000 Index.

The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies in the U.S. and eliminating the largest 1,000 of those companies.

The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000 Index based upon replication and optimization modeling techniques.

Under normal operating conditions, the Small Cap Index Fund seeks to invest at least 80% of its total assets in the equity securities included in the Russell 2000 Index, in weights that approximate the relative composition of the securities contained in the index.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this fund will succeed in its attempt to match such performance.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Small Cap Index Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [    ] quarter of [        ].

Worst quarter: [        ]% during the [    ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Small Cap Index Fund	1-Year	5-Year	12/18/2000 to 12/31/2009
Return Before Taxes—Legacy Class A
Return Before Taxes—Legacy Class B
Return After Taxes on Distributions— Legacy Class A
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A
Russell 2000 Index

(The Russell 2000 Index tracks the common stock performance of the 2000 smallest U.S. companies in the Russell 3000 Index and represents an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the Russell 2000 Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Russell 2000 Index do not reflect any deductions for taxes)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by Northern Trust Investments.

Portfolio Managers – Brent Reeder is the portfolio manager primarily responsible for the day to day management of the Fund. Mr. Reeder is a Senior Vice president and has been with Northern Trust Investments for 16 years.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

STATE FARM INTERNATIONAL INDEX FUND

Investment Objective:

The State Farm International Index fund (the “International Index Fund’ or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley International Europe, Australasia, and Far East Free Index (“EAFE Free Index”).

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[            ] in the Fund. More information about these and other discounts is available from your financial professional and in [            ] of the Fund’s prospectus and [            ] of the Fund’s SAI.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum Account Fee	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution [and/or Service] (12b-1 fees) Fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.53%	0.53%	0.53%	0.53%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.28%	1.98%	1.28%	1.68%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

The Example does not reflect sales charges (loads) on reinvested dividends. If these charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Northern Trust Investments, sub-adviser to the International Index Fund, seeks to achieve investment performance for the International Index Fund that is similar to the EAFE Free Index. The International Index Fund selects a representative sample of the securities contained in the EAFE Free Index based upon replication and optimization modeling techniques. Under normal operating conditions, the International Index Fund seeks to invest at least 80% of its total assets in the equity securities included in the EAFE Free Index, in weights that approximate the relative composition of the securities contained in the index.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this fund will succeed in its attempt to match such performance.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

International Index Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [      ] quarter of [      ].

Worst quarter: [      ]%, during the [      ] quarter of [      ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

International Index Fund	1-Year	5-Year	12/18/2000 to 12/31/2009
Return Before Taxes—Legacy Class A
Return Before Taxes—Legacy Class B
Return After Taxes on Distributions—Legacy Class A
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A
EAFE Free Index

(The EAFE Free Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East and takes into account local market restrictions on share ownership by foreigners and represents an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the EAFE Free Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the EAFE Free Index do not reflect any deductions for taxes.)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by Northern Trust Investments.

Portfolio Managers – Shaun Murphy is the portfolio manager primarily responsible for the day to day management of the Fund. Shaun Murphy is a Senior Vice President and has been with Northern Trust Investments for 6 years.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

STATE FARM EQUITY AND BOND FUND

Investment Objective:

The State Farm Equity and Bond Fund (the “Equity and Bond Fund” or the “Fund”) seeks long term growth of principal while providing some current income.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[            ] in the Fund. More information about these and other discounts is available from your financial professional and in [            ] of the Fund’s prospectus and [            ] of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	5.00%	None	3.00%
Maximum Account Fee	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.00%	0.00%	0.00%	0.00%
Distribution [and/or Service] (12b-1 fees) Fees	0.25%	0.85%	0.25%	0.65%
Other Expenses	0.09%	0.09%	0.09%	0.09%
Acquired Fund Fees & Expenses	0.74%	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	1.08%	1.68%	1.08%	1.48%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

The Example does not reflect sales charges (loads) on reinvested dividends. If these charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund. Though the Equity and Bond Fund is not an asset allocation or market timing mutual fund, it does, from time to time, adjust the amount of its assets invested in each underlying Fund as economic, market and financial conditions warrant. Please refer to the descriptions of the investments of the State Farm Equity Fund and the State Farm Bond Fund for a discussion of the portfolio securities of these Funds and the risks associated with each.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The investment adviser or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

An investment in this Fund may be appropriate for you if you are seeking long term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in this Fund if you have a short term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuation.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [       ] quarter of [      ].

Worst quarter: [      ]%, during the [       ] quarter of [      ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Equity and Bond Fund	1-Year	5-Year	12/18/2000 to 12/31/2009
Return Before Taxes—Legacy Class A
Return Before Taxes—Legacy Class B
Return After Taxes on Distributions—Legacy Class A
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A
Russell 1000 Value Index
Barclays Capital U.S. Aggregate Bond Index
Blended Benchmark

(The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth rates. The BlackRock Capital U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset backed debt securities with maturities less than one year. These indices represent unmanaged groups of stocks that differ from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Russell 1000 Value Index and the BlackRock Capital U.S. Aggregate Bond Index do not reflect any deductions for taxes.)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The equity portion of the Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

Bridgeway	John Montgomery	President	15

	Elena Khoziaeva	Investment Team Member	10

	Michael Whipple	Investment Team Member	6

	Rasool Shaik	Investment Team Member	2

Westwood	Susan M. Byne	Chairman, CIO	25

	Mark R. Freeman	Senior Vice President	9

	Kellie R. Stark	Senior Vice President	16

	Scott D. Lawson	Vice President	5

	Jay K. Singhania	Vice President	7

SFIMC	Donald Heltner	Vice President – Fixed Income	7

	Duncan Funk	Assistant Vice President – Fixed Income	12

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

STATE FARM BOND FUND

Investment Objective:

The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[            ] in the Fund. More information about these and other discounts is available from your financial professional and in [            ] of the Fund’s prospectus and [            ] of the Fund’s SAI.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	3.00%	None	3.00%
Maximum Account Fee	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1 fees) Fees	0.25%	0.65%	0.25%	0.65%
Other Expenses	0.35%	0.35%	0.35%	0.35%
Acquired Fund Fees & Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.71%	1.11%	0.71%	1.11%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

The Example does not reflect sales charges (loads) on reinvested dividends. If these charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.” The Bond Fund may invest in any of the following instruments:

•	Corporate Debt Securities: investment grade securities issued by domestic and foreign corporations and to a limited extent (up to 20% of its assets), in lower rated securities

•	U.S. Government Debt Securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

•	Foreign Government Debt Securities: investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars

•	Asset Backed and Mortgage Backed Securities: investment grade securities backed by mortgages, consumer loans and other assets

•

Other Issuer Debt Securities: the Fund may invest up to 20% of its assets in investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The investment adviser or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]%, during the [       ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Bond Fund	1-Year	5-Year	12/18/2000 to 12/31/2009
Return Before Taxes—Legacy Class A
Return Before Taxes—Legacy Class B
Return After Taxes on Distributions—Legacy Class A
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A
Barclays Capital U.S. Aggregate Bond Index

(The Barclays Capital U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset backed debt securities with maturities less than one year and represents an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the Barclays Capital U.S. Aggregate Bond Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Barclays Capital U.S. Aggregate Bond Index do not reflect any deductions for taxes.)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

Name	Title	Length of Service

Donald Heltner	Vice President – Fixed Income	7

Duncan Funk	Assistant Vice President – Fixed Income	12

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

STATE FARM TAX ADVANTAGED BOND FUND

Investment Objective:

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund” or the “Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[            ] in the Fund. More information about these and other discounts is available from your financial professional and in [            ] of the Fund’s prospectus and [            ] of the Fund’s SAI.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%	None	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	None	3.00%	None	3.00%
Maximum Account Fee	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1 fees) Fees	0.25%	0.65%	0.25%	0.65%
Other Expenses	0.36%	0.36%	0.36%	0.36%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.71%	1.11%	0.71%	1.11%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

The Example does not reflect sales charges (loads) on reinvested dividends. If these charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Fund’s net assets is invested in securities that produce income exempt from regular federal income tax. The Tax Advantaged Bond Fund invests primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project). Dividends from the Fund largely will be exempt from federal income tax, but a portion of those dividends may be subject to the federal alternative minimum tax and state income taxes. The Fund may hold bonds with maturities of one to thirty years, although a majority of the Fund’s investments are in bonds with maturities longer than five years.

The Tax Advantaged Bond Fund normally invests at least 80% of its total assets in municipal bonds within the highest four rating categories of Moody’s or S&P, meaning that the Fund may invest up to 20% of the Fund’s total assets in medium and lower-quality bonds.

The Tax Advantaged Bond Fund tends to hold most municipal bonds until they mature or are called. The Fund may sell a bond when the proportion of bonds with longer maturities is reduced in anticipation of a bond market decline (a result of rising interest rates), or increased in anticipation of a bond market rise (resulting from a decline in interest rates), or to meet cash flow needs. The Manager may also sell a bond if its credit risk increases significantly or if market conditions have changed so that more attractive investment opportunities are available.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The investment adviser or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•

Municipal Bond Risk. Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects (for example, education, healthcare or transportation), conditions in those sectors can affect the overall municipal market.

Additionally, some municipal securities are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continuing ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline in value and may become worthless. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of any Fund shares represented by such insured obligation.

You may want to invest in the Fund if you want regular tax-free dividends, want to reduce Federal income taxes on investment income, are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]% during the [        ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Tax Advantaged Bond Fund	1-Year	5-Year	12/18/2000 to 12/31/2009
Return Before Taxes—Legacy Class A
Return Before Taxes—Legacy Class B
Return After Taxes on Distributions—Legacy Class A
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A
Barclays Capital Municipal Bond Index

(The Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after December 31, 1990, having a maturity of at least one year. The Barclays Capital Municipal Bond Index differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the Barclays Capital Municipal Bond Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Barclays Capital Municipal Bond Index do not reflect any deductions for taxes)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

Name	Title	Length of Service

Donald Heltner	Vice President – Fixed Income	7

Duncan Funk	Assistant Vice President – Fixed Income	12

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

STATE FARM MONEY MARKET FUND

Investment Objective:

The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[            ] in the Fund. More information about these and other discounts is available from your financial professional and in [            ] of the Fund’s prospectus and [            ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)
Maximum Account Fee

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1 fees) Fees	0.15%	0.55%	0.15%	0.55%
Other Expenses	0.36%	0.36%	0.36%	0.36%
Acquired Fund Fees & Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.62%	1.02%	0.62%	1.02%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

The Example does not reflect sales charges (loads) on reinvested dividends. If these charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [        ]% of the average value of its portfolio.

Principal Investment Strategies

Unlike the other Funds, the Money Market Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you often may lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

The person should consider investing in the Money Market Fund if he or she requires stability of principal is seeking an investment for the cash portion of an asset allocation plan or is looking for an investment with a lower degree of risk. A person may not want to invest in the Money Market Fund if he or she is seeking an investment that is likely to significantly outpace inflation, is investing for retirement or other longer term goals, or is investing for growth or maximum current income.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]%, during the [       ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary. In some instances the “Return After

Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Money Market Fund	1-Year	5-Year	12/18/2000 to 12/31/2009
Return Before Taxes—Legacy Class A
Return Before Taxes—Legacy Class B

The Money Market Fund’s current seven-day yield on December 31, 2009 was [        ] for Legacy Class A shares and [        ] for Legacy Class B shares.

Fund Management

Investment Adviser – The investment adviser to the Fund is SFIMC.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

STATE FARM LIFE PATH RETIREMENT FUND

Investment Objective:

The LifePath Retirement Fund is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[ ] in the Fund. More information about these and other discounts is available from your financial professional and in [    ] of the Fund’s prospectus and [    ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)
Maximum Account Fee

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	1.06%	1.06%	1.05%	1.05%
Distribution [and/or Service] (12b-1 fees) Fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.35%	0.35%	0.35%	0.35%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.66%	2.36%	1.65%	2.05%
Less: Contractual Waivers	-0.35%	-0.35%	-0.34%	-0.34%
Net Expenses	1.31%	2.01%	1.31%	1.71%

BFA, the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the “contractual waiver”). Barclays may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

The Example does not reflect sales charges (loads) on reinvested dividends. If these charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The LifePath Retirement Fund invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds.

Each LifePath Fund seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss in exchange for the potential to achieve higher long-term returns. Each LifePath Fund has its own time horizon, which affects the targeted risk level of the LifePath Fund and, in turn, its asset allocation.

The LifePath Retirement Fund is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2010, the LifePath Retirement Fund held approximately     % of its assets in Underlying Funds that invest primarily in equity securities,     % of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Because the LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Fund’s risk profile.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign stocks involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. The Fund attempts to match the performance of a securities market index, but there is no guarantee that the Fund will succeed in its attempt to match such performance.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The Manager or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

•

Market Trading Risks. Through their investments in the LifePath Master Portfolios, the LifePath Funds indirectly are subject to the risk that an active and liquid trading market may not develop or may cease to exist for Underlying Funds that are Exchange Traded Funds (“ETFs”). ETFs are listed and traded on securities exchanges. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV per share. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

•

Model Risk. Although the investment model used to manage the LifePath Funds’ assets has been developed and refined over many years, neither the LifePath Funds nor BFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the LifePath Funds or BFA offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads and taxes are not reflected in the bar chart, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

LifePath Retirement Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [         ] quarter of [        ].

Worst quarter: [      ]% during the [         ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

LifePath Retirement Fund	1-Year	5-Year	5/09/2003 to 12/31/2009
Return Before Taxes—Legacy Class A _
Return Before Taxes—Legacy Class B_
Return After Taxes on Distributions—Legacy Class A
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A
Blended Benshmark
S&P 1500 Index
Barclays Capital U.S. Aggregate Bond Index
MSCI All Country World Index ex US IMI Index
MSCI All Country World Index ex USA
Citigroup 3-Month Treasury Bill Index(4)
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
FTSE EPRA/NAREIT Global Real Estate Index
Cohen & Steers Realty Majors Index

The LifePath Retirement Fund’s custom benchmark is a hypothetical representation of the performance of the LifePath Retirement Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Fund’s custom benchmark are adjusted quarterly to reflect the LifePath Retirement Fund’s changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath Retirement Fund’s custom benchmark: S&P 500 Index®, S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

The indices above represent an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the indices above do not reflect any deductions for taxes

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

STATE FARM LIFEPATH 2020

Investment Objective:

The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[            ] in the Fund. More information about these and other discounts is available from your financial professional and in [            ] of the Fund’s prospectus and [            ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)
Maximum Account Fee

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	1.06%	1.06%	1.05%	1.05%
Distribution [and/or Service] (12b-1 fees) Fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.30%	0.30%	0.30%	0.30%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.61%	2.31%	1.60%	2.00%
Less: Contractual Waivers	-0.34%	-0.34%	-0.33%	-0.33%
Net Expenses	1.27%	1.97%	1.27%	1.67%

BFA, the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the “contractual waiver”). Barclays may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

The Example does not reflect sales charges (loads) on reinvested dividends. If these charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2020 Fund invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds.

Each LifePath Fund seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss in exchange for the potential to achieve higher long-term returns. Each LifePath Fund has its own time horizon, which affects the targeted risk level of the LifePath Fund and, in turn, its asset allocation.

The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2010, the LifePath 2020 Portfolio held approximately     % of its assets in Underlying Funds that invest primarily in equity securities,     % of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign stocks involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. The Fund attempts to match the performance of a securities market index, but there is no guarantee that the Fund will succeed in it’s attempt to match such performance.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during peri -

ods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The Manager or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

•

Market Trading Risks. Through their investments in the LifePath Master Portfolios, the LifePath Funds indirectly are subject to the risk that an active and liquid trading market may not develop or may cease to exist for Underlying Funds that are Exchange Traded Funds (“ETFs”). ETFs are listed and traded on securities exchanges. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV per share. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

•

Model Risk. Although the investment model used to manage the LifePath Funds’ assets has been developed and refined over many years, neither the LifePath Funds nor BFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the LifePath Funds or BFA offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

The LifePath 2020 Fund must maintain cash balances to meet redemption requests, which may lower overall fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads and taxes are not reflected in the bar chart, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [        ] quarter of [        ].

Worst quarter: [      ]%, during the [        ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

LifePath 2020 Fund	1-Year	5-Year	5/09/2003 to 12/31/2009
Return Before Taxes—Legacy Class A
Return Before Taxes—Legacy Class B
Return After Taxes on Distributions—Legacy Class A
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A
Blended Benchmark
S&P 1500 Index
Barclays Capital U.S. Aggregate Bond Index
MSCI All Country World Index ex US IMI Index
MSCI All Country World Index ex USA
Citigroup 3-Month Treasury Bill Index(4)
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
FTSE EPRA/NAREIT Global Real Estate Index
Cohen & Steers Realty Majors Index

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index® , S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

The indices above represent an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the indices above do not reflect any deductions for taxes

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [—] of the Prospectus.

STATE FARM LIFEPATH 2030

Investment Objective:

The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[        ] in State Farm Mutual Funds. More information about these and other discounts is available from your financial professional and in [        ] of the Fund’s prospectus and [        ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)
Maximum Account Fee

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	1.06%	1.06%	1.06%	1.06%
Distribution [and/or Service] (12b-1 fees) Fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.31%	0.31%	0.31%	0.31%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.62%	2.32%	1.62%	2.02%
Less: Contractual Waivers	-0.34%	-0.34%	-0.34%	-0.34%
Net Expenses	1.28%	1.98%	1.28%	1.68%

BFA, the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the “contractual waiver”). Barclays may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

The Example does not reflect sales charges (loads) on reinvested dividends. If these charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2030 Fund invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds.

Each LifePath Fund seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss in exchange for the potential to achieve higher long-term returns. Each LifePath Fund has its own time horizon, which affects the targeted risk level of the LifePath Fund and, in turn, its asset allocation.

The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2010, the LifePath 2030 Portfolio held approximately     % of its assets in Underlying Funds that invest primarily in equity securities,     % of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign stocks involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. The Fund attempts to match the performance of a securities market index, but there is no guarantee that the Fund will succeed in it’s attempt to match such performance.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The Manager or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

•

Market Trading Risks. Through their investments in the LifePath Master Portfolios, the LifePath Funds indirectly are subject to the risk that an active and liquid trading market may not develop or may cease to exist for Underlying Funds that are Exchange Traded Funds (“ETFs”). ETFs are listed and traded on securities exchanges. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV per share. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

•

Model Risk. Although the investment model used to manage the LifePath Funds’ assets has been developed and refined over many years, neither the LifePath Funds nor BFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the LifePath Funds or BFA offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

The LifePath 2030 Fund must maintain cash balances to meet redemption requests, which may lower overall fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads and taxes are not reflected in the bar chart, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

LifePath 2030 Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [        ] quarter of [        ].

Worst quarter: [      ]% during the [        ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

LifePath 2030 Fund	1-Year	5-Year	5/09/2003 to 12/31/2009
Return Before Taxes—Legacy Class A
Return Before Taxes—Legacy Class B
Return After Taxes on Distributions—Legacy Class A
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A
Blended Benchmark
S&P 1500 Index
Barclays Capital U.S. Aggregate Bond Index
MSCI All Country World Index ex US IMI Index
MSCI All Country World Index ex USA
Citigroup 3-Month Treasury Bill Index(4)
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
FTSE EPRA/NAREIT Global Real Estate Index
Cohen & Steers Realty Majors Index

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

The indices above represent an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the indices above do not reflect any deductions for taxes

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [—] of the Prospectus.

STATE FARM LIFEPATH 2040

Investment Objective:

The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[            ] in the Fund. More information about these and other discounts is available from your financial professional and in [            ] of the Fund’s prospectus and [            ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)
Maximum Account Fee

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	1.06%	1.06%	1.06%	1.06%
Distribution [and/or Service] (12b-1 fees) Fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.34%	0.34%	0.34%	0.34%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.65%	2.35%	1.65%	2.05%
Less: Contractual Waivers	-0.34%	-0.34%	-0.34%	-0.34%
Net Expenses	1.31%	2.01%	1.31%	1.71%

BFA, the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the “contractual waiver”). Barclays may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

The Example does not reflect sales charges (loads) on reinvested dividends. If these charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2040 Fund invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds.

Each LifePath Fund seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss in exchange for the potential to achieve higher long-term returns. Each LifePath Fund has its own time horizon, which affects the targeted risk level of the LifePath Fund and, in turn, its asset allocation.

The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2010, the LifePath 2040 Portfolio held approximately     % of its assets in Underlying Funds that invest primarily in equity securities,     % of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign stocks involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. The Fund attempts to match the performance of a securities market index, but there is no guarantee that the Fund will succeed in it’s attempt to match such performance.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during peri -

ods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The Manager or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

•

Market Trading Risks. Through their investments in the LifePath Master Portfolios, the LifePath Funds indirectly are subject to the risk that an active and liquid trading market may not develop or may cease to exist for Underlying Funds that are Exchange Traded Funds (“ETFs”). ETFs are listed and traded on securities exchanges. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV per share. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

•

Model Risk. Although the investment model used to manage the LifePath Funds’ assets has been developed and refined over many years, neither the LifePath Funds nor BFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the LifePath Funds or BFA offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

The LifePath 2040 Fund must maintain cash balances to meet redemption requests, which may lower overall fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads and taxes are not reflected in the bar chart, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

LifePath 2040 Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [        ] quarter of [        ].

Worst quarter: [      ]%, during the [        ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

LifePath 2040 Fund	1-Year	5-Year	5/09/2003 to 12/31/2009
Return Before Taxes—
Legacy Class A _
Return Before Taxes—
Legacy Class B_
Return After Taxes on
Distributions—
Legacy Class A_
Return After Taxes on
Distributions and Sale of Fund Shares—
Legacy Class A
Blended Benshmark
S&P 1500 Index
Barclays Capital U.S. Aggregate Bond Index
MSCI All Country World Index ex US IMI Index
MSCI All Country World Index ex USA
Citigroup 3-Month Treasury Bill Index(4)
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
FTSE EPRA/NAREIT Global Real Estate Index
Cohen & Steers Realty Majors Index

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

The indices above represent an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the indices above do not reflect any deductions for taxes

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [—] of the Prospectus.

STATE FARM LIFEPATH 2050

Investment Objective:

The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[            ] in the Fund. More information about these and other discounts is available from your financial professional and in [            ] of the Fund’s prospectus and [            ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)
Maximum Account Fee

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	1.05%
Distribution [and/or Service] (12b-1 fees) Fees	0.25%
Other Expenses	1.81%
Acquired Fund Fees & Expenses	0.00%
Total Annual Fund Operating Expenses	3.11%
Less: Contractual Waivers	–0.95%
Net Expenses	2.16%

BFA, the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the “contractual waiver”). Barclays may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

You would pay the following expenses if you did not redeem your shares:

	Class A	Class B	Legacy Class A	Legacy Class B
After 1 year
After 3 years
After 5 years
After 10 years

The Example does not reflect sales charges (loads) on reinvested dividends. If these charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2050 Fund invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds.

Each LifePath Fund seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss in exchange for the potential to achieve higher long-term returns. Each LifePath Fund has its own time horizon, which affects the targeted risk level of the LifePath Fund and, in turn, its asset allocation.

The LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2010, the LifePath 2050 Portfolio held approximately     % of its assets in Underlying Funds that invest primarily in equity securities,     % of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign stocks involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. The Fund attempts to match the performance of a securities market index, but there is no guarantee that the Fund will succeed in it’s attempt to match such performance.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during peri -

ods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The Manager or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

•

Market Trading Risks. Through their investments in the LifePath Master Portfolios, the LifePath Funds indirectly are subject to the risk that an active and liquid trading market may not develop or may cease to exist for Underlying Funds that are Exchange Traded Funds (“ETFs”). ETFs are listed and traded on securities exchanges. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV per share. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

•

Model Risk. Although the investment model used to manage the LifePath Funds’ assets has been developed and refined over many years, neither the LifePath Funds nor BFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the LifePath Funds or BFA offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

The LifePath 2050 Fund must maintain cash balances to meet redemption requests, which may lower overall fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads and taxes are not reflected in the bar chart, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [        ] quarter of [        ].

Worst quarter: [      ]%, during the [        ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

LifePath 2050 Fund	1-Year	7/14/2008 to 12/31/2009
Return Before Taxes—Legacy Class A
Return Before Taxes—Legacy Class B
Return After Taxes on Distributions—Legacy Class A
Return After Taxes on Distributions and Sale of Fund Shares—Legacy Class A
Blended Benchmark
S&P 500 Index
Barclays Capital U.S. Aggregate Bond Index
MSCI All Country World Index ex US IMI Index
MSCI All Country World Index ex USA
Citigroup 3-Month Treasury Bill Index(4)
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
FTSE EPRA/NAREIT Global Real Estate Index
Cohen & Steers Realty Majors Index

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

The indices above represent an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the indices above do not reflect any deductions for taxes.

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [—] of the Prospectus.

ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

Minimum Investments
To open an account by check:	$250 (per fund)
To open an account using automatic investment plan:	$ 50 (per fund)
Subsequent investments by check, automated clearing house (ACH or automatic investing:	$ 50 (per fund)

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Dividends and capital gain distributions you receive from the Fund also may be subject to state and local taxes.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

INVESTOR PROFILE

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, and the International Index Fund each invests a significant portion of its assets in equity securities, which represent an ownership interest in a business and the value of which fluctuates widely over short or even extended periods in response to company, market or economic news. These Funds are designed for investors with long-term investment objectives similar to those expressed by the applicable Fund.

You may want to invest in these Funds if you can tolerate the price fluctuations and volatility that are inherent in investing in a mutual fund that primarily invests in equity securities, want to diversify your investments, are seeking a growth investment as part of an asset allocation program or are investing for retirement or other goals that are many years in the future. You may not want to invest in these Funds if you are investing with a shorter investment time horizon in mind, are seeking income rather than capital appreciation or are uncomfortable with an investment whose value is likely to vary substantially.

You may want to invest in the Equity and Bond Fund and/or one or more LifePath Funds if you are seeking long-term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in these Funds if you have a short-term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuations.

You may want to invest in the Bond Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Bond Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal. A person who wants to invest in the Bond Fund may also be a suitable investor for the Tax Advantaged Bond Fund, if he or she wants regular tax-free dividends and wants to reduce federal income taxes on investment income.

The person should consider investing in the Money Market Fund if he or she requires stability of principal, is seeking an investment for the cash portion of an asset allocation plan or is looking for an investment with a lower degree of risk. A person may not want to invest in the Money Market Fund if he or she is seeking an investment that is likely to significantly outpace inflation, is investing for retirement or other longer-term goals, or is investing for growth or maximum current income.

ADVISER RELATED PERFORMANCE

Most of the Funds were modeled after either another mutual fund that BFA, Bridgeway, Marsico, Northern Cross & Westwood manages or a composite of accounts that Northern Trust Investments manages, as shown below:

Fund	Corresponding Fund or Composite

Equity Fund	Bridgeway Large Cap Growth Fund Westwood Equity Fund

Small/Mid Cap Equity Fund	No comparable fund

International Equity Fund	Marsico International Opportunities Fund Northern Cross—Harbor International Fund

S&P 500 Index Fund	S&P 500 Stock Master Portfolio

Small Cap Index Fund	Northern Trust Global Investments Russell 2000 Equity Index Composite

International Index Fund	Northern Trust Global Investments EAFE Index Composite

Equity and Bond Fund	No comparable fund

Bond Fund	No comparable fund

Tax Advantaged Bond Fund	No comparable fund

Money Market Fund	No comparable fund

State Farm LifePath Retirement Fund	LifePath Retirement Master Portfolio

State Farm LifePath 2020 Fund	LifePath 2020 Master Portfolio

State Farm LifePath 2030 Fund	LifePath 2030 Master Portfolio

State Farm LifePath 2040 Fund	LifePath 2040 Master Portfolio

State Farm LifePath 2050 Fund	LifePath 2050 Master Portfolio

The investment policy of each Fund is substantially similar to its corresponding fund or composite. Attached as Appendix A to this Prospectus is the investment performance for each corresponding fund or composite. The data provided in Appendix A is provided to illustrate the past performance of Northern Trust Investments, Bridgeway, Marsico, Northern Cross & Westwood and BFA in managing similar types of investment mandates.

HOW THE FUNDS INVEST

Each Fund has its own investment objective. The Trust’s Board of Trustees may change these investment objectives without a vote of the Trust’s shareholders. A Fund will provide shareholders with at least 60 days prior notice of any change in an investment objective.

The following discussion provides additional information about how certain Funds invest. The first part of this discussion relates to how the Funds, other than the State Farm LifePath Funds, invest. The second part of the discussion relates to how the State Farm LifePath Funds invest.

How the State Farm non-LifePath Funds Invest

Under ordinary circumstances, each Fund is substantially fully invested. Except for the Equity Index Funds and the Money Market Fund, each Fund may take a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions. If the Manager or sub-adviser to a Fund determines that market or economic conditions warrant a temporary defensive position, the Funds each manage (or the applicable portion of such Fund) may hold up to 100% of their assets in cash, cash equivalents or other temporary investments such as short-term government or corporate obligations. During those periods, a Fund’s assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

Each Fund may also:

•	Lend securities to financial institutions, enter into repurchase agreements and purchase securities on a when-issued or forward commitment basis; and

•

Invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of a Fund’s assets may be invested in foreign money market securities unless such securities are backed by a U.S. parent financial institution.

Except for the Equity Index Funds, each Fund may, from time to time, borrow money in amounts up to 33 1/3% of its total assets (including the amount borrowed) for temporary purposes to pay for redemptions. A Fund may not purchase additional securities when borrowings exceed 5% of its total assets (including the amount borrowed).

Except for the segment of the Small/Mid Cap Equity Fund sub-advised by Rainier, the Funds do not generally anticipate engaging in active and frequent trading of portfolio securities as a principal investment strategy.

Due to a sell discipline based in part on price targets, Rainier’s segment of the Small/Mid Cap Equity Fund may be actively traded. This is particularly true in a market environment where securities prices are rising rapidly. Generally, the rate of portfolio turnover will not be a deciding factor in Rainier’s determining whether to sell or hold securities for its segment of the Small/Mid Cap Equity Fund. A high portfolio turnover rate (100% or more) in that portion of the Small/Mid Cap Equity Fund has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which would negatively affect overall performance of the Small/Mid Cap Equity Fund. Active trading, however, can also be defensive and actually add to the Small/Mid Cap Equity Fund’s performance if, for example, a fully valued investment is sold before a price decline or in favor of an investment with better appreciation potential.

S&P 500 Index Fund

The S&P 500 Index Fund invests all of its assets in a separate series of the Master Fund known as the S&P 500 Stock Master Portfolio. BFA serves as investment adviser to the S&P 500 Stock Master Portfolio. The S&P 500 Stock Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the S&P 500 Stock Master Portfolio. BFA and its affiliates invest for their own accounts in the types of securities in which the S&P 500 Stock Master Portfolio may also invest.

The S&P 500 Stock Master Portfolio invests mostly in stocks, although it may invest in stock index futures contracts and options on futures contracts. By investing in all of the stocks within its benchmark index, the S&P 500 Stock Master Portfolio avoids the risk of individual stock selection and, instead, tries to match the performance of its benchmark index, whether the index goes up or down.

The S&P 500 Stock Master Portfolio attempts to remain as fully invested as practicable in the stocks that are represented in its benchmark index. Under normal market conditions, the S&P 500 Stock Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in its benchmark index.

BFA does not manage the S&P 500 Stock Master Portfolio according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, BFA utilizes a “passive” or indexing investment approach for the S&P 500 Stock Master Portfolio, attempting to approximate the investment performance of the S&P 500 Index. BFA selects stocks for the S&P 500 Stock Master Portfolio so that the overall investment characteristics

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of the S&P 500 Stock Master Portfolio (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of the S&P 500 Index.

The S&P 500 Stock Master Portfolio may invest any assets not invested in stocks that are represented in the S&P 500 Index in:

•	the same type of short-term high quality debt securities in which the Money Market Fund invests (described below);

•	other equity securities that are similar to the stocks in the S&P 500 Index or that are awaiting disposition after a change in composition of the benchmark index or a rebalancing of the portfolio;

•	stock index futures contracts, options on such futures contracts; and/or

•	cash.

The S&P 500 Stock Master Portfolio may invest in those financial instruments to find a short-term investment for uninvested cash balances or to provide liquid assets for anticipated redemptions by interestholders.

From time to time, the portfolio composition of the S&P 500 Stock Master Portfolio may be altered (or “rebalanced”) to reflect changes in the characteristics of the S&P 500 Index, with a view to bringing the performance and characteristics of the S&P 500 Stock Master Portfolio more closely in line with that of the S&P 500 Index.

BFA attempts to track the performance of the S&P 500 Stock Master Portfolio’s benchmark index, but there is no assurance that BFA will be successful. The degree to which the S&P 500 Stock Master Portfolio fails to track the performance of its benchmark index is referred to as the “tracking error.” BFA expects that, over time, the tracking error of the S&P 500 Stock Master Portfolio will be less than 5%. BFA monitors the tracking error of the S&P 500 Stock Master Portfolio on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that the S&P 500 Stock Master Portfolio will achieve any particular level of tracking error. For more information on this subject, see the discussion of “tracking error” in the Trust’s SAI.

Another reason why the performance of the S&P 500 Stock Master Portfolio may not always equal the performance of its benchmark index is because the performance of its benchmark index does not take into account operating expenses of the S&P 500 Stock Master Portfolio and operating expenses of the S&P 500 Index Fund.

The S&P 500 Stock Master Portfolio may purchase stock index futures contracts on its benchmark index or a comparable stock index to simulate investment in its benchmark index. This may be done to rapidly gain exposure to the securities comprising its benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If the S&P 500 Stock Master Portfolio cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. The S&P 500 Stock Master Portfolio will not use futures contracts or options on futures contracts for speculation.

Small Cap Index Fund and International Index Fund

Northern Trust Investments serves as investment sub-adviser to the Small Cap Index Fund and the International Index Fund. These Funds invest mostly in stocks, although each may invest in stock index futures contracts and options on futures contracts. By investing in stocks within each Fund’s benchmark index, the Small Cap Index Fund and the International Index Fund avoid the risk of individual stock selection and, instead, try to match the performance of each Fund’s benchmark index, whether the index goes up or down.

The Small Cap Index Fund and the International Index Fund attempt to remain as fully invested as practicable in the stocks that are represented in each Fund’s benchmark index. Under normal market conditions, the Small Cap Index Fund and the International Index Fund seek to invest at least 80% of each Fund’s net assets in stocks that are represented in the Fund’s benchmark index and in stock index futures contracts on each Fund’s benchmark index.

Northern Trust Investments does not manage the Small Cap Index Fund and the International Index Fund according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, Northern Trust Investments utilizes a “passive” or indexing investment approach for the Small Cap Index Fund and the International Index Fund, attempting to approximate the investment performance of each Fund’s benchmark index. Northern Trust Investments will buy and sell securities for the Small Cap Index Fund and the International Index Fund in response to changes in each Fund’s benchmark index. Northern Trust Investments selects stocks for the Small Cap Index Fund and the International Index Fund so that the overall investment characteristics of each Fund (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of each Fund’s benchmark index.

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The Small Cap Index Fund and the International Index Fund may invest any assets not invested in stocks that are represented in the Fund’s benchmark index in:

•	the same type of short-term high quality debt securities in which the Money Market Fund invests (described below);

•

other equity securities that are similar to the stocks in the Fund’s benchmark index or that are awaiting disposition after a change in composition of the benchmark index or a rebalancing of the portfolio;

•	stock index futures contracts, options on such futures contracts; and/or

•	cash.

The Small Cap Index Fund and the International Index Fund may invest in those financial instruments to find a short-term investment for uninvested cash balances or to provide liquid assets for anticipated redemptions by shareholders.

Neither the Small Cap Index Fund nor the International Index Fund generally hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, both the Small Cap Index Fund and the International Index Fund attempt to hold a representative sample of the securities in the appropriate benchmark index, which Northern Trust Investments will select utilizing certain replication and optimization modeling techniques. These replication and optimization modeling techniques may not be successful, and may result in the Small Cap Index Fund and the International Index Fund not tracking their respective indices with the same degree of accuracy that complete replication of the index would provide. As a result of these replication and optimization modeling techniques, the Small Cap Index Fund and the International Index Fund may not have the identical capitalization, industry and fundamental characteristics as their benchmark indices. Please refer to the Trust’s SAI for a more detailed discussion of the techniques that Northern Trust Investments employs in selecting the portfolio securities for these Funds.

From time to time, the portfolio composition of the Small Cap Index Fund and the International Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the applicable benchmark index, with a view to bringing the performance and characteristics of these Funds more closely in line with that of each Fund’s applicable benchmark index.

Northern Trust Investments attempts to track the performance of the Small Cap Index Fund’s and the International Index Fund’s respective benchmark indices, but there is no assurance that Northern Trust Investments will be successful. The degree to which these Funds fail to track the performance of their benchmark indices is referred to as the “tracking error.” Northern Trust Investments expects that, over time and under normal circumstances, the quarterly performance of the Small Cap Index Fund and the International Index Fund, before expenses, will track the performance of the applicable benchmark index within a 0.95 correlation coefficient.

The correlation coefficient, a concept from statistics, is a measure of how well trends in predicted values, such as the actual performance of the Small Cap Index Fund, follow trends in actual values, such as the performance of the Russell 2000 Index. The correlation coefficient is a measure of how well the predicted values “fit” with the actual values. The correlation coefficient is a number between -1 and 1. If there is no relationship between the predicted values and the actual values, the correlation coefficient is 0 or very low (the predicted values are no better than random numbers). As the strength of the relationship between the predicted values and actual values increases, so does the correlation coefficient. A perfect fit gives a coefficient of 1.0. Thus, when tracking an index, the higher the correlation coefficient, the better.

There can be no assurance that the Small Cap Index Fund and the International Index Fund will achieve any particular level of tracking error. For more information on this subject, see the discussion of “tracking error” in the Trust’s SAI.

Another reason why the performance of the Small Cap Index Fund and the International Index Fund may not always equal the performance of its benchmark index is because the performance of the benchmark index does not include operating expenses incurred by each Fund.

The Small Cap Index Fund and the International Index Fund may purchase stock index futures contracts on their benchmark indices or a comparable stock index to simulate investment in their benchmark indices. This may be done to rapidly gain exposure to the securities comprising a Fund’s benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If the Small Cap Index Fund or the International Index Fund cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. The Small Cap Index Fund and the International Index Fund will not use futures contracts or options on futures contracts for speculation.

Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund. The Equity and Bond Fund may hold a portion of its assets in U.S. Government securities,

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short-term paper, or may invest in the Money Market Fund to provide flexibility in meeting redemptions, expenses, and the timing of new investments, and to serve as a short-term defense during periods of unusual volatility.

Bond Fund

The Bond Fund invests primarily in investment grade bonds (e.g., those bonds that S&P or Moody’s have rated within their respective four highest rating categories), and in the same types of securities as the Money Market Fund. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in investment grade bonds or unrated debt securities that the Manager determines to be of equivalent quality. The Bond Fund may also invest in investment grade mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial or consumer loans originated by financial institutions.

The Bond Fund usually maintains a duration target of less than 7 years based on expectations about the direction of interest rates and other economic factors. Duration is a measure of sensitivity of bond prices to interest rate movements. The longer the duration of a debt obligation, the more sensitive its value is to changes in interest rates.

In selecting bonds for the Fund, the Manager seeks to maximize current income while minimizing risk and volatility through prudent investment management. Accordingly, the Fund seeks to limit its exposure to very risky or speculative investments by investing primarily in investment grade bonds that offer the potential for attractive returns.

The Fund may also invest up to 20% of its assets in the following securities:

•

Debt securities that S&P or Moody’s have rated lower than the four highest rating categories or comparable unrated debt securities. Bonds that are rated lower than BBB by S&P or Baa by Moody’s are often referred to as “junk bonds.” Rating agencies consider junk bonds to have varying degrees of speculative characteristics. Consequently, although they can be expected to provide higher yields, such securities may be subject to greater market value fluctuations and greater risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities. For more information, see “Description of Bond Ratings” in the SAI.

•

Convertible debt securities, convertible preferred stocks and nonconvertible preferred stocks. Convertible securities are fixed income securities that are convertible into common stock at a specified price or conversion ratio.

•

Bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial — in part because a relatively small price movement in a futures contact may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund will invest in futures and options to (i) keep cash on hand to meet shareholder redemptions or other needs, while simulating full investment in bonds and/or (ii) reduce the Fund’s transaction costs, for hedging purposes or to add value when these instruments are favorably priced.

Tax Advantaged Bond Fund

Tax Advantaged Bond Fund invests primarily in a diversified selection of municipal bonds. Municipal bonds generally are designed to meet longer-term capital needs and have maturities of more than one year when issued. States, territories, local governments and municipalities issue municipal bonds to raise money for various purposes (for example, to pay for a road construction project, or to build an airport). The interest on a municipal bond is generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income taxes.

Under ordinary circumstances at least 80% of the Fund’s total assets will consist of investment grade municipal bonds (e.g., municipal bonds rated within the four highest rating categories of Moody’s or S&P), and money market securities and cash. Up to 20% of the Fund’s total assets may be invested in municipal bonds that are unrated or rated below investment grade by Moody’s or by S&P.

Lower-rated municipal bonds and fixed income securities generally carry a greater degree of risk than higher-rated municipal bonds. Bonds rated below BBB by S&P and below Baa by Moody’s have speculative characteristics, and are commonly referred to as “junk bonds” and present a higher degree of credit risk. In addition, the Fund may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. To reduce this risk, the Fund will only purchase these bonds if the Manager believes the issuer has a strong incentive to continue making appropriations until maturity.

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The Fund may invest in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial – in part because relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. The Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund’s obligation to purchase securities under futures contracts will not exceed 20% of its total assets. The reasons for which the Fund may use futures and options are to: (i) keep cash on hand to meet shareholder redemptions or other needs, while simulating full investment in bonds and/or (ii) reduce the Fund’s transaction costs or add value when these instruments are favorably priced.

The Fund invests primarily in a diversified selection of municipal bonds with maturities of one to thirty years. A majority of the Fund’s investments are in issues with maturities longer than five years.

The Fund will hold assets not invested in municipal bonds in (i) interest-bearing demand notes, (ii) bank savings accounts, (iii) high-grade money market securities (iv) U.S. Treasury securities or (v) securities of taxable or tax-exempt money market mutual funds. To the extent the Manager invests the Fund’s asset in securities of money market mutual funds, you will pay fund operating expenses at both the Fund level and at the money market mutual fund level.

The Fund may also invest in variable rate securities, such as inverse floaters, whose rates vary inversely with changes in market rates of interest. Investments in such securities involve special risks as compared to a fixed rate municipal security. The extent of increases and decreases in the value of such securities and the corresponding change to the NAV of the Fund generally will be larger than comparable changes in value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity.

Money Market Fund

In selecting securities for the Money Market Fund, the Manager seeks highly liquid investments that present minimal credit risk. The Fund primarily invests in high quality short-term money market instruments. At least 95% of the Fund’s assets must be rated in the highest short-term category by at least two nationally recognized statistical rating organizations (“NRSROs”) (or one NRSRO, if only one has issued a rating), and 100% of the Fund’s assets must be invested in securities rated in the two highest rating categories. An NRSRO, such as Moody’s or S&P, assigns ratings to securities based on its assessment of the creditworthiness of the securities’ issuer. The SAI has a detailed description of the various rating categories.

The Fund may invest in securities that are not rated by an NRSRO if the Manager determines that such securities are of comparable quality to, and present a comparable amount of risk as, similar securities that have received a rating from an NRSRO.

Among the securities that the Money Market Fund may invest in are the following:

•	Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the FNMA.

•	Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

•	Repurchase agreements with certain parties.

•

Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

•	Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

•	Securities backed by mortgages, consumer loans and other assets.

Given the types of securities that the Fund invests in, the level of risk associated with the Fund is lower than most other types of mutual funds. However every investment involves some kind of risk. To the extent that the Fund invests in certain securities (for example, repurchase agreements, when-issued securities or foreign money market securities), the Fund may be affected by additional risks.

Other Risks of Investing in these Funds

Foreign Securities

Investments in foreign securities, including those of foreign governments, involve additional risks not normally present when investing in comparable domestic securities.

Some securities of foreign companies and governments may be traded in the U.S., such as American Depository Receipts (“ADRs”), but most are traded primarily in foreign markets. The risks of investing in foreign securities include:

Currency Risk. For securities that are based in value on foreign currencies (including ADRs), a Fund must buy the local currency to buy a foreign security and sell the same local currency after it sells the security. Therefore, the value of that security to a Fund is affected by the value of the local

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currency relative to the U.S. currency. As a result, if the value of the local currency falls relative to U.S. currency, the value of that security falls, even if the security has not decreased in value in its home country.

Political and Economic Risk. Foreign investments can be subject to greater political and economic risks. In some countries, there is the risk that the government may take over assets or operations of the company or impose taxes or place limits on the removal of assets that would adversely affect the value of the security. The possibility of default in foreign government securities, political or social instability or diplomatic developments generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries.

Regulatory Risk. In many countries there is less publicly available information about issuers than is available for companies in the U.S. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to the U.S. companies. In many foreign countries there is less government supervision and regulation of business and industry practices, and it may be more difficult to obtain or enforce judgments against foreign entities.

Market Risks. Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

Transaction Costs. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In addition, other costs, such as tax and custody costs, are generally higher than for domestic transactions.

Particular Risks for Developing Countries. In general, the risks noted above are heightened for developing countries. In addition, certain developing countries have experienced substantial, and in some cases, rapidly fluctuating rates of inflation for a number of years. Inflation has, and may continue to have, a debilitating effect on the underlying economies of these countries. Many developing countries are heavily dependent on international trade and can be adversely affected by trade barriers and protectionist measures, as well as the depreciation or devaluation of their currencies.

High Yield/High Risk Securities (Junk Bonds)

These securities tend to offer higher yields than higher-rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers.

High yield fixed-income securities usually present greater risk of loss of income and principal than higher-rated securities. For example, because investors generally perceive that there are greater risks associated with investing in medium- or lower-rated securities, the yields and price of such securities may tend to fluctuate more than those of higher-rated securities. Moreover, in the lower-quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher-quality segments of the fixed-income securities market. The yield and price of medium-to lower-rated securities therefore may experience greater volatility than is the case with higher-rated securities.

Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Funds could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated securities therefore may be less than the prices used in calculating the Fund’s NAV.

Mortgage-Backed and Asset Backed Securities Risk

Mortgage-backed and asset-backed securities are subject to prepayment risk, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund holding such securities would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the value of mortgage-backed and asset backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. See “Mortgage-Backed Securities” and “Asset-Backed Securities” in the Trust’s SAI.

Additionally, certain types of mortgage-backed and asset backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise in 2006-2009 of foreclosures on home loans secured by subprime mortgages. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Fund invests in securities that are backed by pools of mortgage loans, the

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risk to the Fund may be significant. Additionally, if a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

How the State Farm LifePath Funds Invest

The LifePath Funds seek to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. The LifePath Funds (other than the State Farm LifePath Retirement Fund) attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the Fund’s name. For example, the State Farm LifePath 2020 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2020. Similarly, the State Farm LifePath 2050 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2050. The State Farm LifePath Retirement Fund is designed for investors who are currently withdrawing, or who plan to begin withdrawing, a substantial portion of their investment in the near future.

Under ordinary circumstances, each LifePath Fund, through its investment in its corresponding Master Portfolio, is substantially fully invested. Neither the Manager on behalf of the LifePath Funds nor BFA on behalf of the LifePath Master Portfolios holds cash, cash equivalents, or money market instruments as temporary defensive positions.

The LifePath Investment Model

BFA, a subsidiary of BlackRock Institutional Trust Company, N.A. (“BTC”), serves as the Master Portfolios’ investment adviser. BTC pioneered research in asset allocation, indexed investing and investment modeling.

Each LifePath Fund seeks to achieve its objective through an investment strategy that relies on one of BFA’s proprietary investment models. BFA employs a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes offered through the Underlying Funds. The allocations are constantly monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Funds, BFA focuses on long-term targets and objectives. The progression over time of a LifePath Fund’s asset allocation to less risky asset classes is a relatively steady process resulting in only minor changes to the asset allocation from month to month. The LifePath Funds (through their investment in the Master Portfolios (that, in turn, invest in the Underlying Funds)) do not engage in active and frequent trading of portfolio securities as a principal investment strategy.

How It Works: Spending Your “Risk Budget” Wisely

One way to understand how the LifePath Funds adjust their asset allocation is to regard the statistically determined risk in each Fund as its “risk budget.” BFA’s analysis begins with a statistical determination of how much a hypothetical investor, with a given time horizon for investment, on average, can afford to lose. This tolerance for loss can be viewed as the Fund’s risk budget. This risk budget reflects BFA’s statistical determination of risk, and may not be appropriate to you in measuring the specific degree of risk you are willing to accept.

Different investment allocations can have the same risk of loss but with different expected returns. BFA seeks the Fund allocations that offer the highest expected return while keeping within a Fund’s statistically determined risk of loss.

Expected returns are not guaranteed returns. They are average projections based on comprehensive research and accepted principles of market behavior. Likewise, statistically determined risk covers the most likely scenarios, but it does not cover all possible losses.

Principal Investments:

The LifePath Funds, through their investment in the Master Portfolios (that, in turn, invest in the Underlying Funds), may invest in the following investments:

•	money market instruments

•	bonds

•	stocks, including:

•	stocks of the largest U.S. companies

•	stocks of all other publicly traded U.S. companies

•	stocks of issuers located outside the U.S., including those located in emerging markets

•	real estate investment trusts (“REITs”)

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Within stocks and bonds are sub-categories of securities:

•	U.S. stocks can be separated according to the value of their outstanding stock (or capitalization), into large-cap, mid-cap and small-cap groupings.

•

Each of the stock capitalization categories can be separated according to their price-to-book ratios: the ratio of the value of a company’s traded stock to the book value of its plant, equipment and other tangible assets. The companies with the higher price-to-book ratios are considered growth stocks, and the companies with the lower price-to-book ratios are considered value stocks.

•

U.S. Government bonds, bonds issued by corporations, mortgage-backed securities, high yield bonds and foreign bonds form five separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term, intermediate-term and short-term.

While the model does not allocate among each of these sub-categories and the Underlying Funds do not generally correspond to the sub-categories, all of these sub-categories are included within the various Underlying Funds.

The following table lists the Underlying Funds and the approximate asset allocations for each Master Portfolio as of March 31, 2009 (except for the LifePath 2050 Master Portfolio). BFA allocates each Master Portfolio’s assets among the Underlying Funds based on each Master Portfolio’s investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio’s assets in each of the Underlying Funds or in any particular percentage. BFA may add, eliminate or replace Underlying Funds at any time.

UNDERLYING FUNDS (As of March 31, 2010)
	LifePath Retirement	LifePath 2020	LifePath 2030	LifePath 2040	LifePath 2050
CAPITAL GROWTH
Master Investment Portfolio Active Stock Master Portfolio	19%	31%	39%	45%	46%
iShares S&P MidCap 400 Index Fund	5%	6%	7%	7%	11%
iShares S&P Small Cap 600 Index Fund	2%	3%	3%	4%	5%
iShares MSCI EAFE Index Fund	8%	12%	15%	17%	20%
iShares Cohen & Steers Realty Majors Index Fund		1%	2%	2%	2%
iShares MSCI Emerging Markets Index Fund	2%	4%	5%	5%	6%
iShares MSCI Canada Index Fund	1%			2%	2%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1%	3%	4%	5%	4%
iShares MSCI EAFE Small Cap Index Fund	1%	1%	2%	2%	2%
CAPITAL GROWTH and INCOME
CoreAlpha Bond Master Portfolio	51%	31%	19%	9%
iShares Barclays TIPS Bond Index	9%	5%	3%
BlackRock Cash Funds: Institutional—SL Agency Shares					1%

Note: The allocation percentages may not add to 100% due to rounding

Description of Underlying Funds

Each LifePath Fund may invest in some or all of the Underlying Funds described below. Please refer to the chart above for each Master Portfolio’s approximate target asset allocation for each Underlying Fund.

Each of the Underlying Funds that is an ETF seeks to reproduce index returns gross of management fees and other costs, and is not actively managed. Three of the Underlying Funds in which the Master Portfolios may invest are actively managed funds that rely on portfolio managers for investment determinations.

In managing the ETFs, BFA uses two basic indexing strategies: replication and representative sampling. Replication is investing in substantially all of the securities in the relevant underlying index in approximately the same proportions as the index. Representative sampling is investing in a representative sample of securities in the underlying index, which have a similar investment profile as the index. Securities selected under a representative sampling strategy have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the rela -

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tive underlying index. Underlying Funds that use representative sampling generally do not hold all of the securities that are included in the relevant underlying index.

Master Investment Portfolio Active Stock Master Portfolio seeks to provide long-term appreciation of capital. The Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. The Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with capitalizations similar to the range of capitalizations represented in the S&P 500 Index. BFA invests the Active Stock Master Portfolio’s assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company’s financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BFA considers risk parameters in deciding upon the Active Stock Master Portfolio’s aggregate holdings, and factors trading costs into its stock selection process.

Master Investment Portfolio CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests the CoreAlpha Bond Master Portfolio’s assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector’s relative value and risk-adjusted return. BFA’s models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific security selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. The CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities.

iShares S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Index. The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. The stocks in the S&P 500 Index are selected according to the total market value of their outstanding shares. The Fund uses a replication strategy to try to track the S&P 500 Index.

iShares S&P MidCap 400 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Index. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the Index have a market capitalization between $1.5 billion and $5.5 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The Fund uses a representative sampling strategy to try to track the S&P MidCap 400 Index.

iShares S&P SmallCap 600 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P’s SmallCap 600 Index. The S&P SmallCap 600 Index measures the performance of the small capitalization sector of the U.S. equity market.

iShares Russell MidCap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell MidCap Index®. The Russell MidCap Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index. The Fund uses a representative sampling strategy to try to track the Russell MidCap Index.

iShares Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index. The Russell 2000 Index measures the performances of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a capitalization-weighted index of the approximately 2000 smallest companies in the Russell 3000® Index. The Fund uses a representative sampling strategy to try to track the Russell 2000® Index.

iShares Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Cohen & Steers Index”). The Cohen & Steers Index® consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the index. The Fund

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uses a representative sampling strategy to try to track the Cohen & Steers Index.

iShares MSCI Canada Index Fund, which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the Canadian market, as measured by the MSCI Canada Index. The MSCI Canada Index is a capitalization-weighted index that aims to capture 85% of the publicly available total market capitalization of companies located in Canada. The Fund uses a representative sampling strategy to try to track the MSCI Canada Index.
iShares MSCI EAFE Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses of the MSCI EAFE® Index. The MSCI EAFE Index has been developed by Morgan Stanley Capital International, Inc. (“MSCI”) as an equity benchmark for international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East. The Fund uses a representative sampling strategy to try to track the MSCI EAFE Index.

iShares MSCI Emerging Markets Index Fund seeks investment results that correspond to the price and yield performance before fees and expenses of the MSCI Emerging Markets Free Index® (the “Index”). The Fund’s investment objective may be changed without shareholder approval. The Index was developed by MSCI as an equity benchmark for international stock performance. The Index is designed to measure equity market performance in the global emerging markets. The Index consists of the following 21 emerging market country indices: Argentina, Brazil, Chile, China, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Peru, Philippines, Russia, South Africa, Taiwan, Thailand, and Turkey. The Fund uses a representative sampling strategy to try to track the Index. In order to improve its portfolio liquidity and its ability to track the Index, the Fund may invest up to 10% of its assets in shares of other iShares Funds that invest in securities in the Index. BFA does not charge portfolio management fees on that portion of the Fund’s assets invested in shares of other iShares Funds.

iShares Barclays Aggregate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment grade bond market as defined by the Barclays Capital U.S. Aggregate Index (the “Barclays Capital Index”). The Barclays Capital Index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Barclays Capital Index must have $250 million or more of outstanding face value and must have at least one year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Barclays Capital Index. The Barclays Capital Index is market capitalization-weighted and the securities in the Barclays Capital Index are updated on the last calendar day of each month.

iShares Barclays TIPS Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L). The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.”

iShares Barclays 1-3 Year Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Barclays Capital 1-3 Year U.S Credit Index. The Barclays Capital 1-3 Year U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year and less than three years.

iShares Barclays 1-3 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Barclays Capital 1-3 Year U.S. Treasury Index. The Barclays Capital 1-3 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

iShares Barclays 3-7 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Barclays Capital 3-7 Year U.S. Treasury Index. The Barclays Capital 3-7 Year U.S. Treasury Index measures the performance of public obligations of the

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U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

iShares Barclays 7-10 Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Barclays Capital 7-10 Year U.S. Treasury Index. The Barclays Capital 7-10 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

iShares Barclays 10-20 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Barclays Capital 10-20 Year U.S. Treasury Index. The Barclays Capital 10-20 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years.

iShares Barclays 20+ Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Barclays Capital 20+ Year U.S. Treasury Index. The Barclays Capital 20+ Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years.

iShares Barclays Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Barclays Capital U.S. Credit Index. The Barclays Capital U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

iShares Barclays Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade U.S. corporate securities of the U.S. bond market as defined by the Barclays Capital U.S. Government/Credit Index. The Barclays Capital U.S. Government/Credit Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year.

iShares Barclays Intermediate Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Barclays Capital Intermediate U.S. Credit Index. The Barclays Capital Intermediate U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year.

iShares Barclays Intermediate Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market as defined by the Barclays Capital Intermediate U.S. Government/Credit Index. The Barclays Capital Intermediate U.S. Government/Credit Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year and less than ten years.

iShares Barclays MBS Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade agency mortgage-backed securities sector of the United States as defined by the Barclays Capital U.S. MBS Index. The Barclays Capital U.S. MBS Index measures the performance of investment grade fixed-rate mortgage-backed pass-through securities of Government National Mortgage Association (“GNMA”), FNMA and Freddie Mac of the FHLMC.

iShares Barclays Short Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Barclays Capital Short U.S. Treasury Index. The Barclays Capital Short U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

BlackRock Cash Funds: Institutional – SL Agency Shares seeks a high level of income consistent with liquidity and the preservation of capital. The Fund invests in high-quality, short-term money market instruments that include fixed rate, floating rate and variable rate debt securities. The Fund also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as Fannie Mae and the Student Loan Marketing Association, U.S. and foreign bank obligations, corporate obligations, repurchase agreements, and asset-

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backed securities. Repurchase agreements obligate a person selling U.S. government or other high-quality securities to buy them back within a specified period of time (usually one week or less) at an agreed-upon price.

iShares S&P National AMT – Free Municipal Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the municipal bond sector of the U.S. as defined by the S&P National AMT-Free Municipal Bond Index. The S&P National AMT-Free Municipal Bond Index measures the performance of the investment-grade segment of the U.S. municipal bond market. As of March 31, 2009, there were 523 issues in the S&P National AMT-Free Municipal Bond Index.

iShares S&P North American Natural Resources Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector. The S&P North American Natural Resources Sector Index is designed to measure the performance of U.S.-traded natural resource-related stocks and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index measures the stock performance of companies engaged in the ownership and development of the Canadian, European, Middle East and Asian real estate markets. As of March 23, 2009, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

iShares MSCI EAFE Small Cap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index. The MSCI EAFE Small Cap Index targets 40% of the eligible small cap universe in each industry group of each country represented by the MSCI EAFE Index. The MSCI EAFE Index includes securities from Europe, Australasia and the Far East. MSCI defines the small cap universe as all listed securities that have a market capitalization in the range of 200 - 1,500 million USD. In addition to this capitalization range, MSCI uses a specialized framework of foreign inclusion factors to adjust the market capitalization of securities for free float available to foreign investors.

iShares JPMorgan USD Emerging Markets Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index. The JPMorgan EMBI Global Core Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark that tracks the total return of actively traded external debt instruments in emerging market countries.

iShares iBoxx $ High Yield Corporate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index. The iBoxx $ Liquid High Yield Index is a rules-based index consisting of the most liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited. The iBoxx $ Liquid High Yield Index is designed to provide a broad representation of the U.S. dollar-denominated high yield corporate bond market. There is no limit to the number of issues in the iBoxx $ Liquid High Yield Index.

Notes:

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “S&P 500 Index®,” “S&P MidCap 400 IndexTM,” “S&P SmallCap 600 IndexTM,” “S&P National AMT-Free Municipal Bond Index,” and “the S&P North American Natural Resources Sector IndexTM” are trademarks of Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”) licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in iShares.

Frank Russell Company, Russell 2000® Index, Russell Midcap® Index, are trademarks of Frank Russell Company and have been licensed for use for certain purposes by BTC. The Funds that are based on the Russell Indices are not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation regarding the advisability of investing in iShares.

“Cohen & Steers” is a trademark and “Cohen & Steers Realty Majors Index®” is a registered trademark of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”), and both such trademarks have been licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation regarding the advisability of investing in iShares.

“Barclays Capital,” “Barclays Capital 1-3 Year U.S. Credit Index,” “Barclays Capital 1-3 Year U.S. Treasury Index,” “Barclays Capital 3-7 Year U.S. Treasury Index,” “Barclays Capital 7-10 Year U.S. Treasury Index,” “Barclays Capital 10-20 Year U.S. Treasury Index,”

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“Barclays Capital 20+ Year U.S. Treasury Index,” “Barclays Capital U.S. Aggregate Index,” “Barclays Capital U.S. Credit Index,” “Barclays Capital U.S. Government/Credit Index,” “Barclays Capital Intermediate U.S. Credit Index,” “Barclays Capital Intermediate U.S. Government/Credit Index,” “Barclays Capital U.S. MBS Fixed- Rate Index,” “Barclays Capital Short U.S. Treasury Index,” and the “Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)” are trademarks of Barclays Capital, Inc. (“Barclays Capital”) and have been licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, Shares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored or endorsed by Barclays Capital, and neither Barclays Capital nor any of its affiliates makes any representations regarding the advisability of investing in iShares.

“MSCI Canada IndexSM,” “MSCI EAFE® Index” and “MSCI Emerging Markets IndexSM” are servicemarks and “MSCI EAFE Small Cap Index” is a trademark of MSCI, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representation regarding the advisability of investing in iShares.

“iBoxx® $ Liquid High Yield Index” is a trademark of International Index Company Limited (“IIC”) and has been licensed for use for certain purposes by BTC. The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC, and IIC makes no representation regarding the advisability of investing in iShares.

MANAGING THE INVESTMENTS OF THE FUNDS

Investment Adviser

The Manager is the investment adviser, transfer agent and dividend disbursing agent for the Funds and for other mutual funds in the State Farm family of mutual funds. Subject to the supervision of the Board of Trustees of the Trust, the Manager is responsible for providing investment advisory and administrative services to the Funds, overseeing the day-to-day operations and business affairs of the Trust, and monitoring the performance of the sub-advisers to the Funds and of each Master Portfolio in which a Fund invests. The Manager’s principal office is located at One State Farm Plaza, Bloomington, Illinois 61710-0001. The Manager is wholly-owned by State Farm Mutual Automobile Insurance Company.

The Manager also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. The Manager furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses the Manager expressly assumes, including those noted above, each Fund otherwise pays for all of its own expenses.

Bridgeway and Westwood are the co-investment sub-advisers to the Equity Fund. As investment sub-advisers, Bridgeway and Westwood make investment decisions for the Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Bridgeway and Westwood for their services with the investment advisory and management fees the Manager receives from the Equity Fund.

Marsico and Northern Cross are the co-investment sub-advisers to the International Equity Fund. As investment sub-advisers, Marsico and Northern Cross make investment decisions for the International Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Marsico and Northern Cross for their services with the investment advisory and management fees the Manager receives from the International Equity Fund.

Northern Trust Investments is the investment sub-adviser to the Small Cap Index Fund and the International Index Fund. As investment sub-adviser, Northern Trust Investments makes investment decisions for the Small Cap Index Fund and the International Index Fund, subject to the oversight of the Manager and the Board of the Trust. The Manager pays Northern Trust Investments for its services with the investment advisory and management services fee the Manager receives from these Funds.

The Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and the Money Market Fund are each managed by a team of the Manager’s employees (each an “Advisory Team”). Each Advisory Team makes the investment decisions for these Funds, subject to the oversight of the Board of Trustees.

Investment Management of the S&P 500 Index Fund and the LifePath Funds

The S&P 500 Index Fund and each LifePath Fund invests all of its assets into a separate Master Portfolio, each of which has substantially similar investment objectives, strategies, policies and risks. The Master Portfolios in which the LifePath Funds invest, in turn, invest in a combination of the Underlying Funds. BFA serves as the investment adviser to each of the Master Portfolios, and also serves as investment adviser to each of the Underlying Funds in which the LifePath Master Portfolios invest, with the exception of the BlackRock Cash Funds: Institutional, which invests in a Master Portfolio advised by BFA. BFA manages the Master Portfolios’ assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Fund’s Board of Trustees.

BFA uses teams of portfolio managers, investment strategists and other investment specialists (each a “Portfolio Management Team”) to manage each Master Portfolio. With respect to the S&P 500 Stock Master Portfolio, the Portfolio Management Team manages the Master Portfolio to reflect the investment characteristics of the S&P 500 Index. BFA employs a combination of proprietary investment management systems and procedures to validate the consistent application of its investment methods. This team approach to portfolio management brings together many disciplines and leverages BFA extensive resources. The members of the Portfolio Management Team for each Master Portfolio that have the most significant responsibility for the day-to-day management are listed below. The team members listed below act collaboratively with the other members of their Portfolio Management Team on all aspects concerning their Master Portfolio. Each member of a Portfolio Management Team, including the below-listed members, is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her Portfolio Management Team with more limited responsibilities. Each member of each Portfolio Management Team has appropriate limitations on his or her authority for risk management and compliance purposes.

BFA is located at 400 Howard Street, San Francisco, California 94105. It is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BTC and its affiliates,

MANAGING THE INVESTMENTS OF THE FUNDS continued

including BlackRock Fund Advisors, provided investment advisory services for assets in excess of $3 trillion. BlackRock Fund Advisors, BTC, BlackRock Execution Services, BlackRock, Inc. and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

Oversight of Sub-Advisers

The Trust and the Manager have obtained an exemptive order from the Securities and Exchange Commission that permits the Trust and the Manager to retain sub-advisers and modify sub-advisory arrangements without shareholder approval. Under the exemptive order, the Manager may act as a “manager of managers” for the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Bond Fund, Tax Advantaged Bond Fund, Money Market Fund and LifePath Retirement Fund and the LifePath 2050 Fund. The Manager supervises sub-advisers to each Fund that has retained a sub-adviser and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) to recommend their hiring, termination and replacement.

Investment Sub-Advisers for the Equity Fund

The Manager has engaged Bridgeway and Westwood as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund.

Bridgeway is located at 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448. Bridgeway is a quantitative investment management firm that employs a wide array of proprietary statistical models to create investment portfolios for its institutional and mutual fund clients.

Westwood is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is a fundamental investment management firm that employs a bottom-up, value-based stock selection strategy to construct portfolios designed to generate superior risk-adjusted returns for its institutional and mutual fund clients.

For more information regarding Bridgeway and Westwood, please read the sections entitled “Investment Advisory Agreements – Between the Manager and Bridgeway” and “Investment Advisory Agreement – Between the Manager and Westwood” in the Trust’s SAI.

Investment Sub-Advisers for the Small/Mid Cap Equity Fund

The Manager has engaged Bridgeway and Rainier as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund.

Bridgeway is located at 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448.

Rainier, which is located at 601 Union Street, Suite 2801, Seattle, Washington 98101, manages discretionary assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, high-net-worth individuals and mutual funds. Rainer is owned and operated by seventeen principals, twelve of whom are Rainier shareholders.

For more information regarding Bridgeway and Rainier, please read the sections entitled “Investment Advisory Agreements – Between the Manager and Bridgeway” and “Investment Advisory Agreements – Between the Manager and Rainier” in the Trust’s SAI.

Investment Sub-Advisers for the International Equity Fund

The Manager has engaged Marsico and Northern Cross as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund.

Marsico is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. In addition to sub-advising a segment of the International Equity Fund, Marsico provides investment services to other mutual funds and private accounts.

Northern Cross is located at 125 Summer Street, 14th Floor, Suite 1410, Boston, Massachusetts 02110. Northern Cross is an investment management firm specializing in international equity mandates.

For more information regarding Marsico and Northern Cross, please read the sections entitled “Investment Advisory Agreements – Between the Manager and Marsico” and “Investment Advisory Agreement – Between the Manager and Northern Cross” in the Trust’s SAI.

Investment Sub-Adviser for the Small Cap Index Fund and the International Index Fund

The Manager has engaged Northern Trust Investments as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and the International Index Fund. Northern Trust Investments is located at 50 South LaSalle Street, Chicago, IL 60603. Northern Trust Investments is an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily

MANAGING THE INVESTMENTS OF THE FUNDS continued

manages assets for defined contribution and benefit plans, investment companies and other institutional investors. Northern Trust Investments is a subsidiary of The Northern Trust Company (“TNTC”). TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. TNTC is the principal subsidiary of Northern Trust Corporation, a company that is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. For more information regarding Northern Trust Investments, please read the section entitled “Investment Advisory Agreements – Between the Manager and Northern Trust Investments” in the Trust’s SAI.

Additional Expense Information

For all Funds other than the LifePath Funds, the Manager has agreed to voluntarily reimburse each Fund if, and to the extent, the Fund’s total annual operating expenses exceed the percentage of each Fund’s average net assets indicated in the table below. With any increase or decrease in the percentage rate of the 12b-1 fee assessed for a share class of a Fund, the expense reimbursement threshold for that share class of the Fund will increase or decrease by a corresponding percentage rate amount. For instance, if the percentage rate of the 12b-1 fee assessed for a share class of a Fund increases 0.05%, the expense reimbursement threshold for that share class of the Fund similarly will increase by 0.05%. The Manager has agreed to reimburse each LifePath Fund if, and to the extent the LifePath Fund’s total annual operating expenses, including net expenses incurred at the Master Portfolio and Underlying Fund levels, exceed the percentages of each LifePath Fund’s average net assets shown in the table below:

The Manager’s agreement to reimburse the Funds is voluntary and may be eliminated by the Manager at any time.

	Expense Reimbursement Threshold
Fund	Class A		Class B		Legacy Class A		Legacy Class B
Equity Fund	1.20%		1.90%		1.20%		1.60%
Small/Mid Cap Equity Fund	1.40%		2.00%		1.40%		1.80%
International Equity Fund	1.50%		2.10%		1.50%		1.90%
S&P 500 Index Fund	0.80%		1.50%		0.80%		1.20%
Small Cap Index Fund	0.95%		1.65%		0.95%		1.35%
International Index Fund	1.20%		1.90%		1.20%		1.60%
Equity and Bond Fund	0.98%	(3)	1.58%	(3)	0.98%	(3)	1.38%	(3)
Bond Fund	0.70%		1.10%		0.70%		1.10%
Tax Advantaged Bond Fund	0.70%		1.10%		0.70%		1.10%

	Expense Reimbursement Threshold
Fund	Class A		Class B		Legacy Class A		Legacy Class B
Money Market Fund	0.60%		1.00%		0.60%		1.00%
State Farm LifePath Income Fund	1.30%		2.00%		1.30%		1.70%
State Farm LifePath 2020 Fund	1.30%		2.00%		1.30%		1.70%
State Farm LifePath 2030 Fund	1.30%		2.00%		1.30%		1.70%
State Farm LifePath 2040 Fund	1.30%		2.00%		1.30%		1.70%
State Farm LifePath 2050 Fund	1.30%

The Manager has agreed to waive all or a portion of its fees due from the Money Market Fund to prevent the Fund’s net yield from falling below zero. This expense reimbursement agreement is voluntary and may be eliminated by the Manager at any time.

MANAGING THE INVESTMENTS OF THE FUNDS continued

Compensating the Manager for its Services

Each Fund pays the Manager an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to the Manager quarterly at the following annual rates:

Fund	Rate of Advisory Fee

Equity Fund	0.60% of average daily net assets

Small/Mid Cap Equity Fund	0.80% of average daily net assets

International Equity Fund	0.80% of average daily net assets

S&P 500 Index Fund	0.20% of average daily net assets

Small Cap Index Fund	0.35% of average daily net assets

International Index Fund	0.50% of average daily net assets

Equity and Bond Fund	None

Bond Fund	0.10% of average daily net assets

Tax Advantaged Bond Fund	0.10% of average daily net assets

Money Market Fund	0.10% of average daily net assets

State Farm LifePath Retirement Fund	0.70% of average daily net assets

State Farm LifePath 2020 Fund	0.70% of average daily net assets

State Farm LifePath 2030 Fund	0.70% of average daily net assets

State Farm LifePath 2040 Fund	0.70% of average daily net assets

State Farm LifePath 2050 Fund	0.70% of average daily net assets

The Investment Advisory and Management Services Fee for the S&P 500 Index Fund and the LifePath Funds include the management fees of their corresponding Master Portfolios.

Compensating Bridgeway for its Services

The Manager pays Bridgeway for its services to the portion of the Equity Fund and the Small/Mid Cap Equity Fund that it manages at the rates shown in the tables below:

Equity Fund

On the first $50 million	0.50% of average daily net assets

$50 million to $100 million	0.45% of average daily net assets

$100 million to $200 million	0.40% of average daily net assets

Over $200 million	0.35% of average daily net assets

Small/Mid Cap Equity Fund

On the first $100 million	0.60% of average daily net assets

$100 million to $250 million	0.55% of average daily net assets

Over $250 million	0.50% of average daily net assets

Compensating Westwood for its Services

The Manager pays Westwood for its services to the portion of the Equity Fund that it manages at the rates shown in the table below:

Equity Fund

On the first $25 million	0.55% of average daily net assets

$25 million to $50 million	0.45% of average daily net assets

Over $50 million	0.30% of average daily net assets

MANAGING THE INVESTMENTS OF THE FUNDS continued

Compensating Rainier for its Services

The Manager pays Rainier for its services to the portion of the Small/Mid Cap Equity Fund that it manages at the rates shown in the table below:

Small/Mid Cap Equity Fund

On the first $100 million	0.60% of average daily net assets

$100 million to $250 million	0.55% of average daily net assets

Over $250 million	0.50% of average daily net assets

Compensating Marsico for its Services

The Manager pays Marsico for its services to the portion of the International Equity Fund that it manages at the rates shown in the table below:

International Equity Fund

On the first $300 million	0.50% of average daily net assets

$300 million to $400 million	0.45% of average daily net assets

Over $400 million	0.40% of average daily net assets

Compensating Northern Cross for its Services

The Manager pays Northern Cross for its services to the portion of the International Equity Fund it manages at the rates shown in the table below:

International Equity Fund

On the first $500 million	0.60% of average daily net assets

Over $500 million	0.55% of average daily net assets

Compensating Northern Trust Investments for its Services

The Manager pays Northern Trust Investments N.A. for its services to the Small Cap Index Fund and the International Index Fund at the rates shown in the table below:

Small Cap Index Fund and International Index Fund

On the first $150 million	0.13% of average daily net assets

Over $150 million	0.10% of average daily net assets

For purposes of calculating the fees under the above schedules, other assets managed in a similar style by the sub-adviser for other investment companies advised by the Manager or other companies affiliated with the Manager are included in determining the fee to be paid to the respective sub-adviser.

MANAGING THE INVESTMENTS OF THE FUNDS continued

S&P 500 Index Fund and the LifePath Funds – Compensation in the Master/Feeder Mutual Fund Structure

The S&P 500 Index Fund and the LifePath Funds are feeder funds that invest all of their assets in Master Portfolios with substantially similar investment objectives, strategies and risks. BFA manages each Master Portfolio. For its services to the Master Portfolios, BFA receives annual fees based on the following annual rates:

Fund	Annual Management Fee

S&P 500 Stock Master Portfolio	0.05% of average daily net assets

LifePath Retirement Master Portfolio	0.35% of average daily net assets

LifePath 2020 Master Portfolio	0.35% of average daily net assets

LifePath 2030 Master Portfolio	0.35% of average daily net assets

LifePath 2040 Master Portfolio	0.35% of average daily net assets

LifePath 2050 Master Portfolio	0.35% of average daily net assets

For its services to the Underlying Funds in which the LifePath Master Portfolios invest, BFA receives fees that differ from the fees described for the LifePath Funds in this prospectus. BFA has agreed to waive the investment advisory fees charged to the Master Portfolios in an amount equal to the investment advisory fees charged to the Underlying Funds in order to avoid duplication of such fees. In addition, BTC may receive fees as administrator of certain of the Underlying Funds; however, BFA has agreed to waive from the investment advisory fees charged to the Master Portfolios an amount equal to the administration and other fees paid to BTC by those Underlying Funds.

Feeder Fund Expenses. The S&P 500 Index Fund and each LifePath Fund bears its corresponding Master Portfolio’s expenses in proportion to the amount of assets it invests in the corresponding Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights. Under the master/feeder structure, the Board of Trustees retains the right to withdraw the assets of the S&P 500 Index Fund or a LifePath Fund from a Master Portfolio if it believes doing so is in the best interests of the Fund and its shareholders. If the Board withdraws assets of any such Fund from a Master Portfolio, it would then consider whether that Fund should invest in another master portfolio or take other action.

Approval of Investment Advisory and Investment Sub-Advisory Agreements

For information regarding the basis for the Board of Trustees approving the continuation of the investment advisory and investment sub-advisory agreements, please see the Trust’s semi-annual report for the six-month period ended June 30, 2008.

MANAGING THE INVESTMENTS OF THE FUNDS continued

Portfolio Managers

The Funds are managed by portfolio management teams as described below.

Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and Westwood who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, President	15 years	Portfolio manager of equity securities

Elena Khoziaeva, CFA Investment Team Member	10 years	Investment management, research and analysis

Michael Whipple, CFA Investment Team Member	6 years	Investment management, research and analysis

Rasool Shaik, CFA Investment Team Member	2 years	Investment management, research and analysis, consulting,

Westwood Portfolio Managers
Portfolio Manager and Title with Westwood	Length of Service with Westwood	Business Experience During the past 5 years

Susan M. Byrne, Chairman and Chief Investment Officer	25 years	Portfolio manager of equity securities

Mark R. Freeman, CFA, Senior Vice President and Portfolio Manager	9 years	Portfolio manager of equity and fixed income securities

Kellie R. Stark, CFA, Senior Vice President	16 years	Portfolio manager of equity securities

Scott D. Lawson, CFA, Vice President and Senior Research Analyst	5 years	Portfolio manager of equity securities

Jay K. Singhania, CFA, Vice President and Research Analyst	7 years	Portfolio manager of equity securities

Small/Mid Cap Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and Rainier who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Small/Mid Cap Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, President	15 years	Portfolio manager of equity securities

Elena Khoziaeva, CFA, Investment Team Member	10 years	Investment management, research and analysis

Michael Whipple, CFA, Investment Team Member	6 years	Investment management, research and analysis

Rasool Shaik, CFA, Investment Team Member	2 years	Investment management, research and analysis; software consulting;

MANAGING THE INVESTMENTS OF THE FUNDS continued

Rainier Portfolio Managers
Portfolio Manager and Title with Rainier	Length of Service with Rainier	Business Experience During the past 5 years

Daniel M. Brewer, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Mark W. Broughton, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Mark H. Dawson, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

James R. Margard, CFA, Chief Investment Officer	More than 5 years	Portfolio manager of equity securities

Peter M. Musser, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Andrea F. Durbin, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Stacie L. Cowell, CFA, Senior Portfolio Manager	3 years	Portfolio manager of equity securities; Senior Vice President and lead portfolio manager Invesco Funds 1996-2004

Rainier’s segment of the Small/Mid Cap Equity Fund is team-managed by the Rainier portfolio managers listed above. The portfolio managers make recommendations on investments within industries to which they are assigned. The Chief Investment Officer has final responsibility relating to equity selection and portfolio weightings.

International Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Marsico and Northern Cross who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the International Equity Fund’s portfolio, and each person’s business experience during the past five years:

Marsico Portfolio Manager
Portfolio Manager and Title with Marsico	Length of Service with Marsico	Business Experience During the past 5 years

James G. Gendelman, Portfolio Manager	9 years	Portfolio manager of equity securities

Northern Cross Portfolio Managers
Portfolio Manager and Title with Northern Cross	Length of Service with Northern Cross	Business Experience During the past 5 years

Howard Appleby, CFA, Principal	5 years	Portfolio manager of equity securities

James LaTorre, CFA, Principal	5 years	Portfolio manager of equity securities

Edward E. Wendell, Jr., Principal	5 years	Portfolio manager of equity securities

Jean-Francois Ducrest, Principal	5 years	Portfolio manager of equity securities

MANAGING THE INVESTMENTS OF THE FUNDS continued

S&P 500 Index Fund

The five members of the Portfolio Management Team for the S&P 500 Stock Master Portfolio that have the most significant day-to-day management responsibility are: Diane Hsiung, Greg Savage, Edward Corallo, Christopher Bliss and Jennifer Hsui.

Diane Hsiung is employed as a senior portfolio manager at BFA and BTC since 2009. Ms. Hsiung was previously a senior portfolio manager with Barclays Global Investors, N.A. and Barclays Global Fund Advisors from 2007 to 2009 and a portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2002 to 2006. Ms. Hsiung has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since January 2008.

Greg Savage, CFA, is employed as a senior portfolio manager at BFA and BTC since 2009. Mr. Savage was previously a senior portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2006 to 2009 and a portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2001 to 2006. Mr. Savage has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since January 2008.

Edward Corallo is employed as the head of portfolio management in the Index Equity Group at BFA and BTC since 2009. Previously, Mr. Corallo was the head of portfolio management in the Index Equity Group at Barclays Global Investors, N.A. and Barclays Global Fund Advisors from 2007 to 2009. Prior to that time, he was a senior portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2001 to 2007. Mr. Corallo has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since May 2009.

Christopher Bliss, CFA, is employed as a senior portfolio manager at BFA and BTC since 2009. Mr. Bliss previously was a senior portfolio manager for Barclays Global Investors, N.A. from 2005 to 2009 and a portfolio manager for Barclays Global Investors, N.A. from 2004 to 2005. Mr. Bliss has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since May 2009.

Jennifer Hsui is employed as a senior portfolio manager at BFA and BTC since 2009. Ms. Hsui was previously a senior portfolio manager for Barclays Global Investors, N.A. from 2007 to 2009 and a portfolio manager for Barclays Global Investors, N.A. from 2006 to 2007. Prior to joining Barclays Global Investors, N.A., Ms. Hsui was a research analyst for RBC Capital Markets from 2003 to 2006. Ms. Hsui has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since May 2009.

Small Cap Index Fund

Northern Trust Investments serves as the sub-adviser to the Small Cap Index Fund. The portfolio manager for the Small Cap Index Fund is Brent Reeder, Senior Vice President of Northern Trust Investments. Mr. Reeder, joined Northern Trust Investments in 1993, is a Portfolio Manager in the Quantitative Management Group and is responsible for the management of index portfolios. Mr. Reeder received a B.A. degree in Economics from DePauw University and an M.B.A. degree in Finance from DePaul University. Mr. Reeder is an Associated Person with the National Futures Association. For the past five years, he has managed quantitative equity portfolios.

International Index Fund

Northern Trust Investments serves as the sub-adviser to the International Index Fund. The portfolio manager for the International Index Fund is Shaun Murphy, Senior Vice President of Northern Trust Investments. Mr. Murphy, who is a Portfolio Manager in the U.S. Equities Division within the Quantitative Management Group, joined Northern Trust Investments in June 2004. Since joining Northern Trust Investments, Mr. Murphy has managed quantitative equity portfolios. From 1997 to 2003 he was a portfolio manager at State Street Global Advisors in London. Mr. Murphy received a degree in Business Studies from the University of Sunderland in the United Kingdom. He is a CFA charterholder and a member of the CFA Institute.

Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund, and these underlying funds invest in either common stocks or bonds. Consequently, the Equity and Bond Fund has the same portfolio managers as the Equity Fund and as the Bond Fund. For a description of the portfolio managers of the Equity Fund and the portfolio managers of the Bond Fund, please see the separate descriptions for those Funds included in this prospectus.

Bond Fund

Donald Heltner and Duncan Funk are the portfolio managers responsible for the day-to-day management of the Bond Fund. Mr. Heltner, Vice President – Fixed Income at State

MANAGING THE INVESTMENTS OF THE FUNDS continued

Farm Mutual Automobile Insurance Company, and Mr. Funk, Investment Officer – Fixed Income at State Farm Mutual Automobile Insurance Company, have been associated with the Bond Fund as portfolio managers since 2003 and 2000, respectively. Over the past five years, Messrs. Heltner and Funk have been involved in all aspects of managing fixed income investment portfolios for State Farm Mutual Automobile Insurance Company and its affiliates. Messrs. Heltner and Funk generally have different roles on the Bond Fund management team. Mr. Heltner’s role on the management team includes overseeing the process for buying and selling fixed income securities and maintaining investment policies. Mr. Funk’s role on the management team includes selecting fixed income securities for purchase and sale, conducting fixed income research, reviewing research data and maintaining investment policies.

Tax Advantaged Bond Fund

Donald Heltner and Robert Reardon are the portfolio managers primarily responsible for the day-to-day management of the Tax Advantaged Bond Fund. Mr. Heltner has been associated with the Tax Advantaged Bond Fund since 2003. Mr. Reardon, Investment Officer – Fixed Income at State Farm Mutual Automobile Insurance Company, has been associated with the Tax Advantaged Bond Fund since 2000. Over the past five years, Mr. Reardon has been involved in all aspects of managing tax advantaged fixed income portfolios for State Farm Mutual Automobile Insurance Company and its affiliated entities. Messrs. Heltner and Reardon generally have different roles on the Tax Advantaged Bond Fund management team. Mr. Heltner’s role on the Tax Advantaged Bond Fund management team is the same as identified for the Bond Fund. Mr. Reardon’s role on the Tax Advantaged Bond Fund management team includes selecting municipal securities for purchase and sale, conducting municipal research, and reviewing financial data and research reports.

LifePath Funds

Dagmar Nikles, Leslie Gambon and Alan Mason (the “LifePath Portfolio Managers”) are primarily responsible for the day-to-day management of the LifePath Master Portfolios and act collaboratively on all aspects concerning these Master Portfolios. Each LifePath Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From July 2003 to November 2009, Ms. Nikles was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors and Barclays Global Investors, N.A. From September 2002 to June 2003, Ms. Nikles was pursuing her Financial Risk Manager certification. Ms. Nikles has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since June 2005.

Ms. Gambon has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From April 2007 to November 2009, Ms. Gambon was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors and Barclays Global Investors, N.A. Prior to becoming a member of the asset allocation portfolio management team, Ms. Gambon was an Active Equity Product Manager with Barclays Global Investors, N.A. from 2001 to 2004, and in October 2004 became Head of Defined Contribution Portfolio Management at Barclays Global Investors, N.A. Ms. Gambon has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since May 2007.

Mr. Mason has been employed by BFA and BTC since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. From 1991 to 2009, Mr. Mason served a variety of roles at Barclays Global Fund Advisors and Barclays Global Investors, N.A., including eight years devoted to the development of transition management products. Mr. Mason has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since September 2009.

State Farm Mutual Fund Trust recently changed its low balance fee. The revised low balance fee, which is now called the “account fee,” is described below. The revisions become effective June 2, 2010, when the first account fee will be assessed to specified accounts with a balance below $5,000.

The SAI provides additional information regarding the portfolio managers’ compensation, other accounts they manage, their ownership of securities issued by the Funds and additional information regarding possible conflicts of interest.

SHAREHOLDER INFORMATION

You may buy shares of any of the Funds by contacting your State Farm VP Management Corp. Registered Representative, by submitting a written order directly to State Farm VP Management Corp. at the address listed below, by contacting a State Farm VP Management Corp. Securities Products Representative at 1-800-447-4930 from 8:00 a.m. through 6:00 p.m. (Central Time) Monday through Friday (except holidays), or via the Internet. An interactive voice response (IVR) system, provides access to most information and many transactions, 24 hours per day.

We will employ reasonable procedures to confirm that telephone and internet instructions are genuine. These procedures include recording telephone calls, requiring the use of a personal identification number for internet transactions, and sending you transaction confirmation statements. If the Manager and the Funds fail to comply with such procedures, they may be liable for any losses due to unauthorized or fraudulent instructions. However, the Funds, the Manager and their respective officers, directors, employees and agents will not be liable for acting upon instructions given, when reasonably believed to be genuine.

During periods of volatile economic and market conditions, you may have difficulty initiating a transaction by telephone or by the internet, in which case you should consider sending in your request by letter or through your State Farm VP Management Corp. Registered Representative.

Telephone Transaction Privileges are automatically established for you unless you decline these privileges on the Application. If you currently do not have the Telephone Transaction Privileges but would like to sign up for these privileges, you may complete an Investor Account Services Form. Your signature on the Investor Account Services Form must be guaranteed (see “Signature Guarantee”).

Although the Application or the Investor Account Services Form authorize the Funds and the Manager to record all telephone instructions, the Funds may not honor telephone instructions unless permission to record is confirmed by the caller. Each Fund reserves the right at any time to suspend, limit, modify or terminate Telephone Transaction Privileges, but will not do so without giving you at least 30 days’ prior written notice.

Minimum Investments

Your initial and subsequent investment in each of the Funds has to meet these minimum requirements.

Minimum Investments
Initial Investment – To open an account by check or ACH (without an AIP*)	$250 per Fund

Initial Investment – To open an account by check or ACH (with an AIP)**	$50 per Fund

Subsequent investments by check, ACH, or AIP	$50 per Fund

*AIP stands for Automatic Investment Plan.

**To open an account with the $50 minimum per fund, you must establish and maintain an AIP of at least $50 per month until the $250 fund minimum is met.

The above minimum investment amounts do not apply to SEP IRAs, SIMPLE IRAs or accounts held under other employer-sponsored qualified retirement plans.

Reduced Sales Charge Options

This prospectus offers four different classes of Fund shares, which allows you to choose the method of purchasing shares that is most beneficial to you in light of factors such as the amount of your investment, your holdings of Fund shares and how long you expect to hold your investment.

As of May 1, 2006, the previously existing “Class A” and “Class B” shares were renamed “Legacy Class A” and “Legacy Class B” shares, and on that same day new Class A and new Class B shares were created. Any shareholder who owned former Class A or former Class B shares as of April 30, 2006, became the owner of the same number of Legacy Class A or Legacy Class B shares as of May 1, 2006.

The amount of sales charge you pay when buying Fund shares depends upon whether you are a “grandfathered” shareholder, a category of persons determined primarily based upon when you established your Fund account(s). An account is a distinct registration in which Fund shares are held, and each account has its own unique account number. Grandfathered shareholders may purchase Legacy Class A and Legacy Class B Fund shares whereas shareholders who are not grandfathered may purchase Class A or Class B Fund shares.

You are a grandfathered shareholder if you satisfy one or more of the following criteria:

•

Your account holding Legacy Class A or Legacy Class B Fund shares was established before May 1, 2006. In the case of all employer-sponsored qualified retirement plans, except Tax Sheltered Accounts (“TSAs”)

SHAREHOLDER INFORMATION continued

established under § 403(b)(7) of the Internal Revenue Code, your account is considered established when the plan itself is established. In the case of TSAs, your account is considered established on the date you the individual open your account.

•

Your account holding Legacy Class A or Legacy Class B shares is established after April 30, 2006, as a result of the death or divorce of one or more individual shareholder(s) who had a grandfathered account. For example, if John and Mary Smith established a grandfathered account before May 1, 2006, and that account is re-titled as a result of a death or divorce of John and/or Mary Smith, the re-titled account(s) will be treated as grandfathered account(s).

•

Your account holding Legacy Class A or Legacy Class B shares is established after April 30, 2006, as a result of a conversion or re-characterization of a grandfathered IRA account. For example, if you convert your grandfathered Traditional IRA account into a Roth IRA account, the Roth IRA account will be treated as a grandfathered account.

•	You are a trust that obtained its Legacy Class A or Legacy Class B shares from another grandfathered account.

Class A and Legacy Class A shares are available for investors choosing an initial sales charge, whereas Class B and Legacy Class B shares are available for investors who prefer a deferred sales charge. Shares of each class represent interests in the same Fund, have the same rights and, except for the differences in sales charges and distribution charges, are identical in all respects. Each class has different exchange privileges, as described in the section of this prospectus on “How to Exchange Shares.”

The net income attributable to each class of shares and the dividends payable on shares of each class will be reduced by the amount of the distribution and service (12b-1) fees and shareholder services fees attributable to those shares and incremental expenses associated with the class. Shareholders of each class of a Fund have exclusive voting rights on the distribution and service (12b-1) plan as it applies to that class. State Farm VP Management Corp. Registered Representatives receive equal compensation for selling the four classes of shares offered in this prospectus.

Owners of State Farm fixed or variable deferred annuities held as funding vehicles for tax-qualified plans can exchange part or all of their annuities for Fund shares through the State Farm Annuity Exchange Offer (the “State Farm Annuity Exchange Offer”). The State Farm annuities that qualify for the State Farm Annuity Exchange Offer include the State Farm Deferred Life Annuity, State Farm Flexible Premium Annuity, State Farm Single Premium Deferred Annuity or the State Farm Variable Deferred Annuity. State Farm annuities that qualify for the State Farm Annuity Exchange Offer are referred to as “Eligible Annuities.” The State Farm Annuity Exchange Offer only provides for a waiver of annuity surrender charges when proceeds from an Eligible Annuity are being transferred to a tax-qualified Fund account. The State Farm Annuity Exchange Offer does not include the State Farm Single Premium Immediate Life Annuity or the State Farm Single Premium Immediate Joint and Last Survivor Annuity.

Subject to some important exceptions discussed below, the State Farm Annuity Exchange Offer terminated with respect to Eligible Annuities acquired on or after July 15, 2003.

If you purchased an Eligible Annuity on or after May 1, 2001, and before July 15, 2003, as funding for a tax-qualified retirement plan under Internal Revenue Code sections 401(a), 408 or 408A, you may participate in the State Farm Annuity Exchange Offer if the exchange occurs before the tenth anniversary of the date of purchase of the Eligible Annuity.

Class A and Legacy Class A Shares

Initial Sales Charge

Class A Shares. You can buy Class A shares of each of the Funds at the offering price, which is the NAV per share plus a sales charge (commission). The applicable sales charge schedule for your investment in Class A shares of the Funds, except an investment in the Bond Fund or the Tax Advantaged Bond Fund, is set forth in Sales Charge Schedule #1 below. If you are purchasing Class A shares of the Bond Fund or the Tax Advantaged Bond, the applicable sales charge schedule is Sales Charge Schedule #2 below. There is no initial sales charge for “new investments” in Class A shares of the Money Market Fund. A new investment is an investment you initially make in the Fund by means other than an exchange from another Fund.

Legacy Class A Shares. If you are a grandfathered shareholder, you can buy Legacy Class A shares of each of the Funds at the offering price, which is the NAV per share plus a sales charge (commission). The applicable sales charge schedule for your investment in Legacy Class A shares of the Funds is set forth in Sales Charge Schedule #2 below. There is no initial sales charge for new investments in Legacy Class A shares of the Money Market Fund.

SHAREHOLDER INFORMATION continued

Sales Charge Schedule #1

Sales Charge as Percentage of

	Offering Price	Net Amount Invested*
Less than $25,000	5%	5.26%
$25,000 to $49,999	4.5%	4.71%
$50,000 to $99,999	4.0%	4.17%
$100,000 to $199,999	3.0%	3.09%
$200,000 to $299,999	2.5%	2.56%
$300,000 to $399,999	2.0%	2.04%
$400,000 to $499,999	1.5%	1.52%
$500,000 or more	0%**	0%

Sales Charge Schedule #2

Sales Charge as Percentage of

	Offering Price	Net Amount Invested*
Less than $50,000	3%	3.09%
$50,000 to $99,999	2.5%	2.56%
$100,000 to $199,999	2.0%	2.04%
$200,000 to $299,999	1.5%	1.52%
$300,000 to $399,999	1.0%	1.01%
$400,000 to $499,999	0.5%	0.503%
$500,000 or more	0%**	0%

*	The percentages for “Net Amount Invested” are rounded to the nearest one-hundredth or one-thousandth of one-percent. Your net amount invested may be slightly different than indicated by these percentages due to rounding.

**	No sales charge is imposed at the time of purchase on amounts of $500,000 or more. However, for investment of $500,000 or more in Class A or Legacy Class A shares of any Fund other than the Money Market Fund, a contingent deferred sales charge will be charged if shares are redeemed within 12 months following their purchase at the rate of 0.5% on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares. The contingent deferred sales charge may be waived in certain circumstances. See “When will the Contingent Deferred Sales Charge Schedule be Waived?” on p. 61.

Whether you buy Class A or Legacy Class A shares, you may qualify for a reduced sales charge, or the sales charge may be waived, as described below under “When Will the Initial Sales Charge be Reduced or Waived?”

Initial Sales Charge for the Money Market Fund. The initial sales charge does not apply to new investments in Class A or Legacy Class A shares of the Money Market Fund. New investments in the Money Market Fund will only be accepted in Class A or Legacy Class A shares, whichever class of shares you are eligible to purchase.

Additional Sales Charge for Certain Exchanges from Class A Shares of the Bond Fund and the Tax Advantaged Bond Fund. If you should exchange a new investment in Class A shares of the Bond Fund or Class A shares of the Tax Advantaged Bond for Class A shares of another Fund (other than the Bond Fund or the Tax Advantaged Bond Fund) within 180 days of acquiring the Class A shares of the Bond Fund or the Class A shares of the Tax Advantaged Bond Fund, you will be charged an additional sales charge equal to 1% of the lesser of the value of the shares exchanged (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares. This sales charge will be collected from the redemption proceeds to be reinvested in shares of the new Fund position unless you pay the sales charge in another manner. For purposes of assessing the 1% sales charge, a new investment in Class A shares of the Bond Fund or Class A shares of the Tax Advantaged Bond Fund includes shares acquired from a new investment in the Class A shares of the Money Market Fund. In determining the amount of the sales charge that applies to exchanges from the Bond Fund or the Tax Advantaged Bond Fund, the calculation will be made in a manner that results in the lowest possible sales charge. It will be assumed that the exchange is made first from shares of the Bond Fund or the Tax Advantaged Bond Fund acquired through an exchange from another Fund (other than an exchange into the Bond Fund or the Tax Advantaged Bond Fund made from a new investment in the Money Market Fund); next from shares acquired from the reinvestment of dividends and distributions; and finally, it will be assumed that the exchange is made from shares acquired as new investments in the Bond Fund or the Tax Advantaged Bond Fund. No breakpoints or reductions in the rate of this sales charge will apply when this sales charge is due. The 1% additional sales charge does not apply if the initial sales charge on your purchase of Class A shares of the Bond Fund or the Tax Advantaged Bond Fund was waived.

When will the Initial Sales Charge be Reduced or Waived for Class A and Legacy Class A Shares?

There are several ways to reduce or eliminate the initial sales charge:

•	Combined Purchases

•	Rights of Accumulation

•	Letter of Intent

•	Special Waivers

Your State Farm VP Management Corp. Registered Representative or Securities Products Representative can explain these programs to you and help you determine if you qualify for a sales charge waiver. The sales charge waiver programs may be changed or discontinued at any time.

SHAREHOLDER INFORMATION continued

Combined Purchases. Purchases made at the same time for any of the Funds, other than the Money Market Fund, in related accounts may be aggregated for the purpose of receiving a reduced sales charge. Here is how you qualify for a reduced sales charge:

•

Purchases in related accounts in Class A, Legacy Class A, Class B and Legacy Class B shares which may be aggregated to qualify for a reduced sales charge include purchases made at the same time for you, your spouse and children under the age of 21, as well as those made in individual tax-qualified accounts for those individuals or by a company solely controlled by those individuals or in a trust established exclusively for the benefit of those individuals.

•

Purchases made by or for the benefit of each participant within an employer-sponsored plan will be combined with all other purchases made at the same time, other than Money Market Fund purchases, in that plan for the purpose of receiving a discounted sales charge. Purchases by participants in these plans will not be combined with other individual accounts those participants may have outside the plan. Exceptions to this rule are as follows:

•

A participant account relating to a tax sheltered account under Section 403(b)(7) of the Internal Revenue Code will be combined with other individual accounts that participants may hold for the purposes of receiving a reduced sales charge.

•

Fund shares, other than shares of the Money Market Fund, held in participant accounts of employer sponsored retirement plans established prior to May 1, 2003 which were not marketed and sold by State Farm will be combined with Fund shares held in individual accounts by the same person for purposes of receiving a reduced sales charge.

•

Purchases made for a customer in nominee or street name accounts (accounts which hold the customer’s shares in the name of a broker or another nominee such as a bank trust department) may not be aggregated with purchases made at the same time for other accounts and may not be aggregated with purchases made at the same time for other nominee or street name accounts unless otherwise qualified as noted above.

You must tell us or your State Farm VP Management Corp. Registered Representative at the time your orders are placed that there are multiple orders which qualify for a reduced sales charge.

Rights of Accumulation. Purchases may also qualify for a reduced sales charge based on the current NAV of your account and any related accounts in any of the Funds, excluding new investments in the Money Market Fund. Here is how you qualify for a reduced sales charge:

•

Investments in related accounts in Class A, Legacy Class A, Class B and Legacy Class B shares which may be aggregated to qualify for a reduced sales charge include the current total NAV of accounts for you, your spouse and children under the age of 21, as well as those made in individual tax-qualified accounts for those individuals or by a company solely controlled by those individuals or in a trust established exclusively for the benefit of those individuals.

•

Investments made by or for the benefit of each participant within an employer-sponsored plan will be combined with the current total NAV of all participant accounts within the plan, excluding new investments in the Money Market Fund, to determine qualification for reduced sales charges. Purchases by participants in these plans will not be combined with the current total NAV of other individual accounts those participants may have outside the plan. Exceptions to this rule are as follows:

•

A participant account relating to a tax sheltered account under Section 403(b)(7) of the Internal Revenue Code will be combined with other individual accounts that participants may hold for the purposes of receiving a reduced sales charge.

•

Fund shares, other than shares of the Money Market Fund, held in participant accounts of employer sponsored retirement plans established prior to May 1, 2003 which were not marketed and sold by State Farm will be combined with Fund shares held in individual accounts by the same person for purposes of receiving a reduced sales charge.

•

Investments made for a customer in nominee or street name accounts (accounts which hold the customer’s shares in the name of a broker or another nominee such as a bank trust department) may not be aggregated with the current total NAV of other accounts and may not be aggregated with the current total NAV of other nominee or street name accounts unless otherwise qualified as noted above.

You must tell us or your State Farm VP Management Corp. Registered Representative at the time your order is placed that it qualifies for a reduced sales charge based on related holdings in existing Fund accounts.

SHAREHOLDER INFORMATION continued

Letter of Intent. You may qualify for a reduced sales charge if you enter into a non-binding Letter of Intent, telling us that you intend to buy, within 13 months, shares that, if purchased all at once, would qualify. Fund shares purchased in the 90-day period prior to entering into the Letter of Intent may be combined with new purchases in related accounts as shown above to reach the investment commitment of the Letter of Intent. You must tell us or your State Farm VP Management Corp. Registered Representative if you want purchases made in related accounts to count toward your investment commitment. Up to 5% of the stated amount of the Letter of Intent will be held in escrow to cover additional sales charges which may be due if investments over the 13-month period are not sufficient to qualify for the sales charge reduction. If you do not achieve the intended investment within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which will be deducted from any account linked to the letter of intent. Letters of Intent do not apply to employer sponsored plan accounts except 403(b)(7) accounts. Effective for Letters of Intent executed after May 1, 2003, the purchase of shares of the Money Market Fund will not count toward meeting an investment commitment under a Letter of Intent.

Special Waivers. You may purchase Class A shares without an initial sales charge, or if you are a grandfathered shareholder you may purchase Legacy Class A shares for your grandfathered account without an initial sales charge, if:

•	You are purchasing shares of the Money Market Fund.

•	You are a current or retired agent or employee of the State Farm Insurance Companies or a Family Member of such a person.

“Family Member” is defined as:

“Immediate”

•	spouse, which means the person to whom you legally are married under the laws of the state in which you reside.

•	parents

•	step-parents

•	children:
•	natural born children
•	step-children
•	court appointed foster children
•	legally adopted children

“Extended”

•	grandparents
•	step-grandparents
•	great grandparents
•	step-great grandparents
•	grandchildren
•	step-grandchildren
•	great grandchildren
•	step-great grandchildren

•

If you are eligible to purchase Class A or Legacy Class A shares without an initial sales charge as an “Immediate” family member of a current or retired agent or employee of the State Farm Insurance Companies and if that person dies, you continue to be a person who, without paying an initial sales charge, may establish new registrations and add to existing registrations.

•

If you are eligible to purchase Class A or Legacy Class A shares without an initial sales charge as an “Extended” family member of a current or retired agent or employee of the State Farm Insurance Companies and if that person dies, you may no longer establish new registrations without paying an initial sales charge.

•

If you hold Class A or Legacy Class A shares that were purchased without an initial sales charge but you no longer qualify to establish new registrations without paying an initial sales charge, you may nevertheless maintain and add to your existing registration(s) without paying an initial sales charge.

•

If you acquired your Fund shares because another shareholder transferred those shares to you and if you are otherwise ineligible to invest in Class A or Legacy Class A shares without paying an initial sale charge, you will be allowed to maintain your account. However, in these circumstances, you may not purchase additional Class A or Legacy Class A shares for your account without paying an initial sales charge and you may not open any new registrations without paying an initial sales charge.

•

You are a current agent of the State Farm Insurance Companies purchasing shares for your employer-sponsored retirement plan. Participating employees of the State Farm agent’s employer-sponsored retirement plan may also purchase shares without an initial sales charge within that plan. No special waiver shall be allowed for the purchase of shares for employer-sponsored retirement plans not sponsored by a current agent of the State Farm Insurance Companies.

•	You are a State Farm VP Management Corp. Registered Representative who works for an insurance agent of the State Farm Insurance Companies, or a Family Member of such a person (as defined above).

SHAREHOLDER INFORMATION continued

•	You are currently serving on the Trust’s Board of Trustees.

•

You are purchasing shares by reinvesting the proceeds of the redemption of shares of one or more of the Funds. You must provide appropriate documentation that the redemption occurred not more than 90 days prior to the reinvestment of the proceeds, and that the shares that were redeemed were Class R-1 or R-2 or that the shares that were redeemed were at one time subject to an initial sales charge or contingent deferred sales charge. In addition, to qualify for a waiver of the initial sales charge, the redemption that occurred in the previous 90 days must have resulted in a termination of the account in which the shares were held.

•	You are reinvesting dividends or other distributions from a Fund.

•	You are a participant in a retirement plan reinvesting loan repayments.

•	You are acquiring Fund shares issued in connection with the acquisition by a Fund of another investment company.

•

You are purchasing Fund shares as a result of participating in the State Farm Annuity Exchange Offer (which relates to exchanging interests in State Farm annuities for Fund shares), and the surrender charge period for your State Farm annuity has expired at the time of the exchange. See the discussion of the State Farm Annuity Exchange Offer above under the heading “Shareholder Information – Reduced Sales Charge Options.”

•

You are participating in the State Farm Annuity Exchange Offer by exchanging a State Farm fixed deferred annuity or State Farm Variable Deferred Annuity that is 96 months and 1 day old or greater, which annuity is still subject to a surrender charge. See the discussion of the State Farm Annuity Exchange Offer above under the heading “Shareholder Information – Reduced Sales Charge Options.”

•

You are purchasing Fund shares with the proceeds of a distribution from State Farm’s 401(k) Savings Plan for United States employees. Proceeds must come directly from State Farm’s 401(k) Savings Plan for reduced sales charge eligibility. Proceeds submitted indirectly will not be eligible for reduced sales charges, unless other eligibility is met. Purchases submitted by any method other than a direct contribution from State Farm’s 401(k) Savings Plan will be charged a sales load.

You also may purchase Class A and Legacy Class A shares, whichever share class is available to you, without an initial sales charge if you purchase $500,000 or more of the Funds’ shares. However, redemption of such shares within 12 months of purchase is subject to a contingent deferred sales charge of 0.5% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the total cost of the shares. This 0.5% contingent deferred sales charge does not apply to redemptions from Class A and Legacy Class A shares of the Money Market Fund.

If you qualify to purchase shares without an initial sales charge due to a special waiver, you must complete an “Institutional Share Class Eligibility or Purchase at Net Asset Value” form.

If you hold Class A or Legacy Class A shares that were purchased without an initial sales charge but you no longer qualify to purchase Class A or Legacy Class A shares without an initial sales charge under the criteria set forth above, you may nevertheless maintain and add to your established account registration(s), but you may not open any new registrations without paying an initial sales charge.

Class B and Legacy Class B Shares

Contingent Deferred Sales Charge

Unlike an initial sales charge, which is paid when you purchase shares, a contingent deferred sales charge is only paid if you sell your shares during a certain period of time. Class B and Legacy Class B shares are offered at NAV without an initial sales charge, but subject to a contingent deferred sales charge as set forth in the applicable schedule below. Class B shares of all Funds, other than the Bond Fund and the Tax Advantaged Bond Fund, are subject to the contingent deferred sales charges set forth in Schedule #1 below, whereas Legacy Class B shares of all Funds and Class B shares of the Bond Fund and the Tax Advantaged Bond Fund are subject to the contingent deferred sales charges set forth in Schedule #2 below. Each schedule shows the contingent deferred sales charges that apply to redemptions occurring during the first through sixth years after purchasing the shares. The percentage charge that applies to a specific redemption depends upon when the shares that are redeemed were purchased. The contingent deferred sales charge is imposed on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares.

Purchases of $25,000 or more generally will not be accepted in either Class B or Legacy Class B shares. In addition, as the cumulative NAV of your account and any related account reaches $25,000, purchases of either Class B or Legacy B shares will not be accepted. All purchases will automatically be made into Class A or Legacy Class A with the appropriate

SHAREHOLDER INFORMATION continued

reduction of the initial sales charge. Moreover, Class B shares are not available for purchase in SEP, SIMPLE, Retirement Plan Funding Program, 401(k) and Profit Sharing Plans established after April 30, 2006. If your plan is not eligible to purchase Class B shares and you indicate on your application the intent to purchase Class B shares, the purchase will automatically be made into Class A shares.

If the surrender fee charged to an annuity contract owner in connection with the State Farm Annuity Exchange Offer would be less than the initial sales charge on Class A shares at the time of the proposed exchange, the annuity contract owner is required to purchase Class B shares of the Fund. If the purchase is $25,000 or greater, or if the NAV of all the related accounts are $25,000 or greater, the purchase will be made into Class A shares at NAV.

In determining whether a contingent deferred sales charge applies to a redemption of Class B or Legacy Class B shares, the calculation will be made in a manner that results in the lowest possible charge. It will be assumed that the redemption is made first from shares acquired through the reinvestment of dividends and distributions; then from shares held beyond the applicable contingent deferred sales charge period; and finally, from shares subject to the lowest contingent deferred sales charge.

Contingent Deferred Sales Charge Schedule #1
Contingent Deferred Sales Charge Applicable in the Year of Redemption After Purchase*
First	Second	Third	Fourth	Fifth	Sixth	Seventh
5.00%	4.25%	3.5%	2.75%	2.00%	1.00%	0.00%

Contingent Deferred Sales Charge Schedule #2
Contingent Deferred Sales Charge Applicable in the Year of Redemption After Purchase*
First	Second	Third	Fourth	Fifth	Sixth	Seventh
3.00%	2.75%	2.75%	2.50%	2.00%	1.00%	0.00%

*	No contingent deferred sales charge is paid on an exchange of shares, nor is one paid on the sale of shares received as a reinvestment of dividends or capital gains distribution. Class B and Legacy Class B shares will convert to Class A and Legacy Class A shares, respectively, after eight years, thus reducing future expenses associated with owning those shares. Shares received as a reinvestment of dividends or capital gains distributions will be converted to Class A and Legacy Class A shares in the same proportion as purchased shares are converted.

For Class B and Legacy Class B shares purchased in connection with the State Farm Annuity Exchange Offer, the contingent deferred sales charge is calculated from the date of the original purchase of the annuity contract.

Automatic Conversion of Class B and Legacy Class B Shares

Class B and Legacy Class B shares automatically convert to Class A and Legacy Class A shares, respectively, two years after the expiration of any contingent deferred sales charge. This conversion feature relieves Class B and Legacy Class B shareholders of the higher asset-based distribution and service (12b-1) charges that otherwise apply to Class B and Legacy Class B shares. The conversion is based on the relative NAV of the two classes, and no charge is imposed in connection with the conversion.

When Will the Contingent Deferred Sales Charge Schedule be Waived?

A contingent deferred sales charge will not be assessed on Class A or Legacy Class A shares (for purchases of $500,000 or more) or Class B or Legacy Class B shares for:

•	exchanges of shares in one Fund for the same class of shares of another Fund;

•	when an affiliate of the Manager redeems Fund shares that represent seed capital invested in a Fund;

•	redemptions from tax-deferred retirement plans and Individual Retirement Accounts for required minimum distributions of Fund shares due to attainment of age 70 1/2 and return of excess contributions;

•	redemptions from tax-deferred retirement plans for participant loans and hardship withdrawals;

•	redemptions as a result of death of the registered shareholder or in the case of joint accounts, of all registered shareholders;

•	redemptions as a result of the disability of the registered shareholder (as determined in writing by the Social Security Administration) which occurs after the account was established;

•	redemptions for failure to meet minimum account balances; and

•	conversions and recharacterizations between types of IRAs.

When you request a redemption, you must notify us or your State Farm VP Management Corp. Registered Representative at the time your order is placed if the redemption qualifies for a waiver of the contingent deferred sales charge and the reason for the waiver.

SHAREHOLDER INFORMATION continued

The Trust makes available through its website at www.statefarm.com, information concerning applicable sales loads, breakpoint discounts and the nature of the four share classes offered in this prospectus.

Distribution and Service (12b-1) Fees

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which provides that each Fund will pay a distribution fee. In addition, the Trust’s 12b-1 plan provides that Class B shares will pay a service fee. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

With respect to the Funds, all share classes offered in this prospectus are subject to a distribution fee of up to the amounts specified in the charts below. The distribution fee is payable to State Farm VP Management Corp. to reimburse it for expenses incurred in connection with the distribution of Fund shares, as well as to reimburse it for unreimbursed distribution expenses incurred by State Farm VP Management Corp. in prior years. Distribution expenses include payments to State Farm VP Management Corp. Registered Representatives for selling Fund shares, expenses of printing and distributing prospectuses to persons other than Fund shareholders, and expenses of preparing, printing and distributing advertising and sales literature.

Class B shares of all Funds, other than the Bond Fund, the Tax Advantaged Bond Fund and the Money Market Fund, are subject to a 12b-1 service fee of up to 0.20% per year of the Fund’s average daily net assets. The 12b-1 service fee is payable to State Farm VP Management Corp. to reimburse it for expenses incurred in connection with providing personal services to Fund shareholders, as well as to reimburse it for unreimbursed service expenses incurred by State Farm VP Management Corp. in prior years. Service expenses incurred by State Farm VP Management Corp. include payments to State Farm VP Management Corp. Registered Representatives for providing ongoing personal services to Fund shareholders.

The Trust’s Rule 12b-1 Plan is a “reimbursement” plan. This means that a share class of a Fund only pays a particular 12b-1 fee to the extent that State Farm VP Management Corp. has incurred or will incur in the Fund’s fiscal year a corresponding amount of service or distribution expenses. Unreimbursed expenses from prior years also are eligible for reimbursement. 12b-1 service fees for Class B shares of a Fund may be less than 0.20% per year if State Farm VP Management Corp. has not or does not expect to incur a sufficient amount of service expenses. 12b-1 distribution fees for a class of a Fund may be less than shown below if State Farm VP Management Corp. has not or does not expect to incur a sufficient amount of distribution expenses.

The charts below summarize the maximum level of 12b-1 distribution and service fees payable by the Funds.

Distribution and Service (12b-1) Fees – Funds other than the Money Market Fund

	Class A	Legacy Class A	Class B (excluding the Bond Fund and the Tax Advantaged Bond Fund)	Class B (for the Bond Fund and the Tax Advantaged Bond Fund)	Legacy Class B
12b-1 Distribution Fee as a % of Average Daily Net Assets	0.25%	0.25%	0.75%	0.65%	0.65%
12b-1 Service Fee as a % of Average Daily Net Assets	Not Applicable	Not applicable	0.20%	Not applicable	Not applicable
Total 12b-1 Distribution and Service Fees	0.25%	0.25%	0.95%	0.65%	0.65%

Distribution and Service (12b-1) Fees – Money Market Fund

	Class A	Legacy Class A	Class B	Legacy Class B
12b-1 Distribution Fee as a % of Average Daily Net Assets	0.15%	0.15%	0.55%	0.55%
12b-1 Service Fee as a % of Average Daily Net Assets	Not applicable	Not applicable	Not Applicable	Not applicable
Total 12b-1 Distribution and Service Fees	0.15%	0.15%	0.55%	0.55%

SHAREHOLDER INFORMATION continued

Shareholder Services Fee

In addition, each share class of the Funds offered in this prospectus pays a shareholder services fee of 0.25% per year of its average daily net assets to the Manager for providing ongoing account services to shareholders. Those services include establishing and maintaining shareholder accounts, printing and mailing confirmation and account statements to shareholders, processing shareholder transactions answering shareholder inquiries and providing other personal services to shareholders. The Manager and State Farm VP Management Corp. may profit from the distribution and service (12b-1) fees and from the shareholder services fees.

Calculating Net Asset Value

The offering price of the shares of each Fund is its NAV, plus an initial sales charge on the Class A and Legacy Class A shares. NAV is calculated by adding all of the assets of a Fund, subtracting the Fund’s liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated for each class of each Fund. We calculate the NAV of the S&P 500 Index Fund and the LifePath Funds based on the NAVs of each corresponding Master Portfolio. Each are calculated on the same day and determined as of 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.

The NAV for each Fund is determined as of the time of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed. Each Fund values its assets at their current market value when market quotations are readily available. Securities for which readily available market quotations are not available, or for those quotations deemed not to be representative of market values, are valued by a method that the Board of Trustees believes will reflect a fair value. Fair value pricing typically is used when trading for a portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation or when a portfolio security has limited liquidity resulting in no market derived price. Securities also may be fair valued as a result of significant events that occur after the close of trading in markets within which the securities trade, but before the time at which the securities are valued for NAV calculation. Examples of significant events may include government action and acts of terrorism.

The intended effect of fair value pricing is to take into consideration all significant events, including those that have occurred between the time a security last traded and the time of NAV calculation, so that the NAV of a Fund fairly and accurately represents the value of the Fund’s holdings. Fair valuation may reduce the ability of a shareholder to take advantage of a lag between a significant change in the value of the Fund’s holdings and the reflection of that change in the Fund’s NAV.

Money market securities, other than U.S. Treasury securities, that mature within 60 days or less are valued using the amortized cost method, unless the Board of Trustees determines that this does not represent fair value.

All investments by the International Equity Fund and International Index Fund are valued in U.S. dollars based on the then prevailing exchange rate. Because each of these international funds invest in securities that are listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities owned by these Funds may change on days when you will not be able to purchase or redeem the shares. The Trust’s Board of Trustees has adopted procedures to value non-U.S. securities (“foreign securities”) held by the International Equity Fund and the International Index Fund. The procedures require foreign securities held by these two Funds to be fair valued in certain circumstances using prices provided by a third-party pricing service. The Manager fair values foreign securities held by these two Funds on valuation days when the closing prices for such securities are determined not to reflect the market value of such securities as of the time the Funds compute their NAVs. The Manager uses systematic and objective standards to determine when the closing prices of the foreign securities held by the International Equity Fund and the International Index Fund do not reflect the market value of such securities. Specific information about how the Funds value certain assets is set forth in the SAI.

Investments in a Master Portfolio are valued based on an interestholder’s proportionate ownership interest in the Master Portfolio’s aggregate net assets as next determined after an order is received in proper form. The aggregate NAV of each Master Portfolio (i.e., the value of its assets less liabilities) is determined as of 4:00 p.m. (Eastern time) on each day the NYSE is open for business. The Master Portfolio’s investments are valued each business day, typically by using available market quotations or at fair value determined in good faith by the Master Fund’s Board of Trustees. The prospectus of the Master Portfolios explains the circumstances under which the Master Portfolios will use fair value pricing and the effects of using fair value pricing.

How To Buy Shares

General

You must indicate at the time of investment which class of shares you are purchasing. If you do not indicate a class of

SHAREHOLDER INFORMATION continued

shares, we will assume you want to purchase Class A shares or Legacy Class A shares, if you are eligible. While you may request to purchase either Class A or Class B shares, at certain purchase levels where State Farm VP Management Corp. determines that the reduced sales charge options for Class A shares makes the purchase of Class B shares an unsuitable choice, your request to purchase Class B shares may be denied resulting in the purchase of Class A shares being the only option. You also are required by federal regulations to certify your Taxpayer Identification or Social Security Number when opening your account. Failure to provide an identification number could subject you to 28% back-up withholding on any distributions, redemptions or disbursements from your account.

In accordance with federal securities laws, purchase orders are effected at the NAV per share next determined after receipt of the order in proper form by State Farm VP Management Corp. or its Registered Representatives, plus the applicable sales charge for Class A and Legacy Class A shares. Receipt of an order in proper form means that State Farm VP Management Corp. or its Registered Representatives have received complete purchase instructions and payment for shares.

If State Farm VP Management Corp. or its Registered Representatives determine that the purchase instructions for your order are incomplete, State Farm VP Management Corp. or its Registered Representative will contact you to obtain the missing information and/or the missing documents necessary to make your purchase instructions complete. Your purchase order will not be processed until after the purchase instructions have been made complete and payment for the shares has been received.

All checks should be made payable to State Farm Mutual Funds. Third-party checks will not be accepted. All payments must be in U.S. dollars and must be drawn only on U.S banks. The Funds reserve the right to reject any purchase order.

Purchase Blocking Policy. The Funds reserve the right to reject any purchase order for any reason. The Funds are not designed to serve as a vehicle for frequent trading, including frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Funds have determined could involve actual or potential harm to a Fund, may be rejected. Frequent trading of Fund shares may lead to increased costs to the Fund and less efficient management of the Fund’s portfolio, resulting in dilution of the value of the shares held by long term shareholders.

The Trust’s Board of Trustees has approved policies and procedures with respect to frequent purchases and redemptions of Fund shares. Under the Trust’s “Purchase Blocking Policy,” any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $2,500 or more from a Fund (other than the Money Market Fund) will be precluded from investing in that Fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. The Funds will work with intermediaries to develop such procedures or other procedures that the Funds determine are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or one that achieves the objective of this policy.

Under the Funds’ purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	Systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase

•	Employer sponsored retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan record keeper’s system

•

Purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Notwithstanding the Funds’ purchase blocking policy, all transactions in Fund shares remain subject to the Funds’ right to restrict potentially abusive trading generally (including the types of transaction described above that will not be prevented or trigger a purchase block under the policy). For instance, each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund.

Anti-Money Laundering Compliance. The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if you are not a U.S. resident or it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze”

SHAREHOLDER INFORMATION continued

a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above. The Manager and State Farm VP Management Corp., the Trust’s distributor, implement the Funds’ anti-money laundering program.

Opening and Adding to an Account

Through your State Farm VP Management Corp. Registered Representative. Contact your Registered Representative directly for instructions.

By Writing to the Manager. To open a new account in writing, complete and sign the Application and mail it to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548, together with a check made payable to “State Farm Mutual Funds” or a properly completed ACH authorization to debit the account for the minimum initial investment. Send Express Overnight mail to: State Farm Mutual Funds, 330 W. 9th Street, Kansas City, Missouri 64105. You may obtain an Application by calling the State Farm VP Management Corp. call center at 1-800-447-4930. You may make subsequent investments at any time by mailing a check to the Manager, payable to State Farm Mutual Funds, along with the detachable investment slip found at the top of your confirmation statement. You may also send a letter of instruction indicating your account registration, account number and the Fund name.

By Telephone. With the Telephone Investment Privilege, you can purchase additional Fund shares by having the Fund make an electronic withdrawal from your predesignated bank account. You can establish or change bank instructions on an existing account by mail or fax as long as the bank account and mutual fund account owner(s) are the same and a voided check is submitted. If the bank account owner and mutual fund account owner(s) are different mail a written request signed by each shareholder and with at least one bank account owner’s signature guaranteed as described in the prospectus under “Signature Guaranteed” along with a voided check to:

State Farm Mutual Funds,

P.O. Box 219548,

Kansas City, MO 64121-9548.

Further documentation may be required for corporations, partnerships, trusts and other entities. To make a telephone investment, call 1-800-447-4930.

By the Internet. Visit our web site at www.statefarm.com™, and click on the “Mutual Funds” link. If you would like to open an account, print and complete the Application and mail it along with your personal check or an ACH authorization to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548. If you would like to add to your account that has already been established, follow the instructions presented on the screen.

By Automatic Investing. The automatic investment plan allows you to make recurring investments in a Fund through automatic transfers from your bank account. To sign up, complete the appropriate section of the Application or get an Investor Account Services Form by calling 1-800-447-4930. You can make periodic investments of $50 or more by authorizing a Fund to withdraw funds from your bank or credit union account. Until you meet the $250 initial investment minimum per fund, a monthly $50 per fund investment is required. There is no charge to participate in the automatic investment plan. You can stop the withdrawals at any time by notifying your State Farm VP Management Corp. Registered Representative, by writing the Manager, or by contacting a Securities Products Representative at 1-800-447-4930.

General Policies On Buying Shares

•

Your purchase order must be received by 4:00 p.m., Eastern Time to get that day’s NAV. It is the responsibility of your State Farm VP Management Corp. Registered Representative to promptly submit purchase orders to the Funds.

•	All purchases are subject to the sales charge, unless they qualify for a sales charge reduction or waiver programs.

•

All checks must be payable in U.S. dollars, drawn on a U.S. bank and made payable to “State Farm Mutual Funds” (not State Farm VP Management Corp.). Cash, third party checks, credit cards and debit cards are not acceptable forms of payment. State Farm VP Management Corp. reserves the right to reject a purchase request.

•

Unless you instruct otherwise, all of your income dividends and capital gain distributions will be reinvested in your account. In the case of all accounts except for tax-qualified accounts, you may at any time request in writing, by calling 1-800-447-4930, or by visiting our website at www.statefarm.com™ to have your income dividends and capital gain distributions paid to you in cash. You cannot elect to receive a check for an income dividend and/or a capital gain distribution if the amount payable is less than $10.

•	Stock certificates will not be issued.

•	The Manager will send to you by mail a confirmation of each transaction, other than purchases by the automatic

SHAREHOLDER INFORMATION continued

investment plan method. You will receive confirmation of your purchases by the automatic investment plan method promptly after the end of each calendar quarter.

•

Each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund. No order to purchase shares is binding on a Fund until it has been confirmed in writing and the Fund has received payment.

•

Persons who own Fund shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by their plan sponsor or administrator for any additional information related to buying shares.

•

You are required by federal regulations to certify your taxpayer identification or Social Security number when opening your account. Failure to provide an identification number could subject you to backup withholding on any distributions, redemptions, or disbursements from your account. Further, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.

•	Each of the policies on buying shares above apply to the purchase of shares through the State Farm Annuity Exchange Offer.

•

Class B shares are not available for purchase in SEP, SIMPLE, Retirement Plan Funding Program, 401(k) and Profit Sharing Plans established after April 30, 2006. If your plan is not eligible to purchase Class B shares and you indicate on your application the intent to purchase Class B shares, the purchase will automatically be made into Class A shares.

Inquiring About Transactions

You should review your confirmation statements thoroughly when received. The Manager employs reasonable procedures to ensure the proper and accurate processing of all transactions. In the event a transaction occurs in your account in error, you must notify the Manager via telephone or in writing within 30 days of receipt of your quarterly account statement of such error.

How To Exchange Shares

Except for exchanges from new investments in shares of the Money Market Fund (see below), you may exchange your shares for shares of the same Class of another Fund without a sales charge. A new investment in the Money Market Fund is an investment you initially make in that Fund by means other than through an exchange from another Fund. If you are exchanging a new investment in shares of the Money Market Fund for Class A or Legacy Class A shares of another Fund, an initial sales charge will apply at the time of the exchange. If you are exchanging a new investment in shares of the Money Market Fund for Class B or Legacy Class B shares of another Fund, you are treated as purchasing the Class B or Legacy Class B shares of the other Fund on the day of the exchange.

Fund shares may be exchanged as follows:

Through your State Farm VP Management Registered Representative. Contact your State Farm VP Management Corp. Registered Representative directly for instructions.

In Writing. A written exchange request must be signed by all of the owners of the account, must be sent to the Manager, and must clearly indicate your account number, account registration and the Fund names and the number of shares or the dollar amount you wish to exchange. Send your request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548.

By Telephone. With the Telephone Exchange Privilege, you may call the Manager and request an exchange. You must identify the existing account by giving the Fund’s name, registration of the account and account number, and must specify the dollar amount or number of shares to be exchanged and the Fund to which the exchange should be made.

By the Internet. You can exchange shares of one Fund for another through our web site at www.statefarm.com™. Just click on the “Mutual Funds” link at that site and follow the instructions presented on the screen.

General Policies On Exchanging Shares

Exchange Limitations. Because excessive exchanges can disrupt management of a Fund and increase the Fund’s cost for all shareowners, the Trust places certain limits on the exchange privilege through the Purchase Blocking Policy. See the section of this prospectus on “How to Buy Shares.”

•	The Funds have the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with exchange policies.

•

Please note that the Manager reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. An exchange request can rejected because of the timing or amount of the investment or because of a history of excessive trading by the investor.

•

An exchange will be effective on the day your request is received, if it is received by State Farm VP Management Corp. or its Registered Representatives before the Funds calculate their NAVs on that day; a request received after the time the NAV is calculated will be effective at the next calculated NAV. All Funds calculate

SHAREHOLDER INFORMATION continued

their NAVs as of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern Time) each day the NYSE is open for business.

•	You have to meet the minimum investment requirements of the Fund into which you are exchanging.

•	There is no charge for exchanges, provided that you exchange your shares for shares of the same class of another Fund.

•

The Funds may refuse any exchange purchase if: (1) the Manager believes the Fund would be harmed or unable to invest effectively; or (2) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

•	An exchange is a sale of shares from one Fund and the purchase of shares of another Fund for federal income tax purposes, which may produce a taxable gain or loss in a taxable account.

•	Before making an exchange please read the description of the Fund to be purchased.

•	The Trust may terminate or modify the exchange program at any time, but the Trust will seek to give shareholders at least 60 days notice prior to such change.

•	You may not exchange your shares into a variable annuity contract offered by an affiliated insurance company of the Manager.

•

When exchanging Class A shares of the Bond Fund or the Tax Advantaged Bond Fund within 180 days of acquiring those shares for Class A shares of another Fund, an additional 1% sales charge may apply. See the discussion of this topic under the heading “Shareholder Information – Reduced Sales Charge Options” in this prospectus.

How to Redeem Fund Shares

You may redeem shares of any of the Funds by contacting your State Farm VP Management Corp. Registered Representative, by sending a written request, by telephone, by using our systematic withdrawal program, or by exchanging into another Fund.

Through your State Farm VP Management Corp. Representative. Contact your State Farm VP Management Corp. Registered Representative directly for instructions.

In Writing. You may redeem all or any portion of your shares by sending a written request to the Manager:

State Farm Mutual Funds

P.O. Box 219548

Kansas City, Missouri 64121-9548

Your redemption request must clearly identify the exact name in which your account is registered, your account number, the Fund name and the number of shares or dollar amount you wish to redeem.

The shareowner of record must sign the redemption request, including each joint holder of a joint account. The Fund reserves the right to require further documentation in order to verify the authority of the person seeking to redeem. If you request a redemption of more than $100,000, your signature must be guaranteed as described under “Signature Guarantee.”

Redemption proceeds you request in writing normally will be sent by check to your address of record. If you give specific instructions in your written redemption request, and your signature is guaranteed as described under “Signature Guarantee,” you may have the proceeds sent to another payee or to an address other than the address of record. If you request expedited delivery of the redemption proceeds, a fee of $15.00 will be deducted from your redemption proceeds.

By Telephone. With the Telephone Redemption Privilege, you can redeem shares by calling 1-800-447-4930. You may redeem shares by telephone up to and including $100,000 if the proceeds are to be sent to the address of record, or you may redeem up to the entire value of your account if the proceeds are to be electronically transferred to a predesignated bank account.

By The Internet. Visit our website at www.statefarm.com™, click on the “Mutual Funds” link, and follow the instructions presented on the screen.

Systematic Withdrawal Program. If you own $5,000 or more of a Fund’s shares at the current NAV, you may have a specified dollar amount of $100 or greater withdrawn from your account, payable to you or to another designated payee on a monthly, quarterly, semiannual or annual basis. You designate the day during the chosen period that you would like the shares to be redeemed. If the day selected for your systematic withdrawal plan falls on a non-business day, the transaction will be processed on the previous business day unless the day selected falls on the first day of the period. Under these circumstances it will be processed the following business day. Example 1: If you choose to have your withdrawal on the tenth of each month and the tenth falls on a Saturday during a particular month, the transaction will be processed on the ninth. Example 2: If you choose to have your withdrawal on the first of each month and the first falls on a Saturday during a particular month, the transaction will be processed on the third since this would be the first business day during that period. To redeem shares through a systematic withdrawal plan, contact your State Farm VP Management Corp. Registered Representative for instruction or

SHAREHOLDER INFORMATION continued

complete an Investor Account Services Form for shares held in a taxable account or a Distribution Request Form for shares held in a tax-qualified account. You can obtain copies of these forms by calling 1-800-447-4930. Once you have established a redemption program through a systematic withdrawal plan, you can change the amount, the frequency, or the payment date of the systematic withdrawal by calling 1-800-447-4930, if you have Telephone Redemption Privileges.

You should not purchase additional shares of a Fund at the same time you are participating in the systematic withdrawal plan because your purchase will likely be subject to sales charge and the withdrawal will be a taxable redemption and may produce taxable gain or loss. The Trust reserves the right to amend the systematic withdrawal program on 30 days’ notice. The program may be terminated at any time by the Trust.

General Redemption Policies

•

Each Fund will redeem shares at the Fund’s NAV next determined after receipt of the order in proper form by State Farm VP Management Corp. or its Registered Representatives. Receipt of an order in proper form means State Farm VP Management Corp. or its Registered Representatives have received complete redemption instructions from you. Any applicable contingent deferred sales charge will be deducted from the redemption proceeds. It is the responsibility of your State Farm VP Management Corp. Registered Representative to submit to the Fund a redemption request promptly after you deliver your request to the State Farm VP Management Corp. Registered Representative.

•

Persons who own Fund shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by their plan sponsor or administrator for any additional information related to redeeming shares.

•

A Fund generally will redeem shares in cash (by check) or electronic transfer. Redemptions of more than $500,000 of a Fund’s assets during any 90-day period by one shareowner will normally be paid in cash, but may be paid in whole or in part by a distribution in-kind of securities. A shareholder who receives securities in an in-kind distribution from a Fund will be subject to market risk while holding those securities and may incur income tax liability upon selling the securities received in the in-kind distribution. If a redemption is paid in-kind, the redeeming shareowner may incur brokerage fees in selling the securities received.

•

Payment for shares redeemed will be mailed to the shareowner(s) address of record or electronically transferred to the shareowner’s predesignated bank account within seven days after the Fund receives a redemption request, in writing, by the internet, or by telephone, in proper form.

•

If you try to redeem shares paid for by check or electronic transfer soon after they have been purchased, the Fund may delay sending the redemption proceeds until it can verify that payment of the purchase price for the shares has been, or will be, collected. The Fund will employ reasonable verification measures. A Fund will not delay paying redemption proceeds under this policy beyond a period that ends fifteen days after you purchased the shares that are being redeemed.

•

Each Fund may suspend the right of redemption or postpone a redemption payment more than seven days during any period when (a) the NYSE is closed for other than customary weekend and holiday closings, (b) trading on the NYSE is restricted as determined by the Securities and Exchange Commission, (c) there are emergency circumstances as determined by the Securities and Exchange Commission, or (d) the Securities and Exchange Commission has by order permitted such suspension for the protection of shareowners of the Fund; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether any condition prescribed in (b) through (d) exists.

•	Once the Manager has received your redemption request, you may not cancel or revoke it. We cannot accept a redemption request that specifies a particular date or price or any other conditions.

•

Redemption proceeds you request in writing normally will be sent by check to your address of record. If you give specific instructions in your written redemption request, and your signature is guaranteed as described under “Signature Guarantee,” you may have the redemption proceeds sent to another payee or to an address other than the address of record. If you request expedited delivery of the redemption proceeds, a fee of $15.00 will be deducted from your redemption proceeds.

•

You may change your address of record by calling 1-800-447-4930, by visiting your State Farm VP Management Corp. Registered Representative, or by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, MO 64121-9548. If you request an address change, redemption proceeds will be sent to the former address during the fifteen day period after the Manager receives your request unless the redemption request is in writing and accompanied by a signature guarantee for each registered owner.

•	For IRA withdrawals a shareholder should complete the Distribution Request Form which can be obtained by

SHAREHOLDER INFORMATION continued

calling 1-800-447-4930 or by visiting our website at www.statefarm.com™ .

•

If you request, redemption proceeds will be sent electronically to your predesignated bank account. The electronic transfer will be completed either through the ACH method or through the wire transfer method, whichever you choose. With the ACH method the redemption proceeds will usually be deposited in your predesignated bank account within two to three business days after the processing of the redemption request. With the wire transfer method, the redemption proceeds will usually be deposited in your predesignated bank account on the next business day after the receipt of the redemption request. If you choose electronic deposit of your proceeds using the wire transfer method, the Manager will charge you a $15.00 fee, and this fee will be subtracted from your redemption proceeds. There currently is no charge for electronic transfer of redemption proceeds using the ACH method. Your bank may charge additional fees for electronic transfers you initiate. The wire transfer method is not available to shareowners participating in the systematic withdrawal program. You can establish or change bank instructions on an existing account by mail or fax as long as the bank account and mutual fund account owner(s) are the same and a voided check is submitted. If the bank account owner and mutual fund account owner(s) are different mail a written request signed by each shareholder and with at least one bank account owner’s signature guaranteed as described in the prospectus under “Signature Guaranteed” along with a voided check to:

State Farm Mutual Funds,

P.O. Box 219548,

Kansas City, MO 64121-9548.

Further documentation may be required for corporations, partnerships, trusts and other entities.

•	Redemptions may be restricted in the event of bankruptcy proceedings or other legal proceedings involving the shareowner.

Account Closure and Account Fee

The following policies apply to any shareowner who meets the below conditions:

•

If the balance in any of your accounts (other than a Traditional IRA, Roth IRA, Coverdell Education Savings Account, Archer Medical Savings Account, SEP IRA, SIMPLE IRA, Tax Sheltered Accounts under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) falls below $250 at the close of business on the second business day of November, the Fund may redeem the shares in such account (with such redemption to occur on the same business day in November), send the proceeds to you at your address of record and close your account. This does not apply to accounts that as of the second business day of November have been open for less than 12 months. Accounts closed under this policy may be reopened with an initial investment of $250 per Fund. The Manager may waive redemption and closure of an account under this policy, in its discretion.

•

Because servicing smaller accounts is very expensive, if the balance in any of your accounts falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), through redemptions or any other reason, each of your accounts (other than SEP IRAs, SIMPLE IRAs, Archer Medical Savings Accounts, Tax Sheltered Accounts under §403(b)(7) of the Internal Revenue Code or accounts held under other employer-sponsored qualified retirement plans) with a balance below $5,000 will be charged an account fee of $10.00 for the quarter. We will deduct the account fee from the account on the second business day of the last month of the calendar quarter. The account fee will not apply to accounts that as of the second business day of the last month of the calendar quarter were open for less than 12 months. The Manager may waive this fee, in its discretion and, if not waived, the fee will be retained by the Manager.

Signature Guarantee

A signature guarantee is a written representation, signed by an officer or authorized employee of the guarantor, that the signature of the shareowner is genuine. The guarantor must be an institution authorized to guarantee signatures by applicable state law. Such institutions include banks, broker-dealers, savings and loan associations and credit unions. A notary public cannot provide a signature guarantee.

The signature guarantee is required:

•

on the written request for redemption that exceeds $100,000, which clearly identifies the exact name in which the account is registered, the account number, the Fund name and the number of shares or the dollar amount to be redeemed

•

on a separate “stock power,” an instrument of assignment which should specify the total number of shares to be exchanged or redeemed (this stock power may be obtained from most banks and stock brokers)

•	if you request that a redemption check be made payable to anyone other than the shareholder of record, that

SHAREHOLDER INFORMATION continued

request must be signed and accompanied by a signature guarantee of the registered owner

•

if you request to transfer Fund shares from an existing account to another account which does not have identical owners (i.e., transferring shares from an account owned by John & Mary Doe to an account owned by Mary Doe), that request must be signed and accompanied by a signature guarantee of each registered owner of the account from which shares are being transferred

•	if you request that a redemption check be mailed to an address other than the address of record, that request must be signed and accompanied by a signature guarantee of the registered owner

•	on the Investor Account Services Form used to establish Telephone Redemption and/or Exchange Privilege(s)

•

when adding or changing bank instructions, if the bank account owner(s) is (are) different than the Mutual Fund account owners(s), one bank account owner must sign and have his/her signature guaranteed

The Funds will waive the requirement for a signature guarantee if:

•

You are requesting to transfer assets held in a State Farm Traditional IRA, Roth IRA, or Coverdell Education Savings Account to another custodian that is a member of the National Securities Clearing Corporation (“NSCC”) and subscribes to NSCC’s transfer of retirement asset service

•	Your State Farm VP Management Corp. Registered Representative certifies that your signature is genuine

•

You request to redeem shares in your account and reinvest the proceeds into a product sold by State Farm VP Management Corp. or into a product sponsored by a company that controls, is controlled by or is under common control with State Farm VP Management Corp. For this exception to apply, the product into which you are reinvesting redemption proceeds must have an account registration identical to the registration of your Fund account

Excessive Trading/Market Timing

The Manager believes that the Funds are appropriate for a long term investment by a shareholder who can accommodate short-term price volatility. The Funds may also be appropriate as a diversifier of other investments. The Funds are not an appropriate investment for short-term investors who desire to trade the Funds frequently in anticipation of, or reaction to, short term market price movement.

An investment strategy some investors follow is commonly referred to as market timing. The Trust defines market timing as transacting into or between mutual funds on a frequent, short term basis, in anticipation of short term movements of share prices within those mutual funds. This is not an investment strategy supported by the Trust. The Trust does not accommodate shareholders who want to engage in market timing. The Trust attempts to identify and discourage market timing. Do not invest with the Trust if you desire to follow a market timing strategy.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be more susceptible to a time zone arbitrage strategy in which an investor seeks to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market, but prior to the pricing of the Fund’s shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to engaging in a time zone arbitrage strategy).

The Trust attempts to identify and discourage market timing because of the possible risks frequent purchases and redemptions present to shareholders and the portfolio management of the Funds. Market timing risks include the dilution in value of Fund shares held by the Fund’s other shareholders; interference with the efficient management of the Fund’s portfolio; and increased administrative costs for all Fund shareholders. The Board of Trustees for the Trust has adopted the following policies and procedures to discourage market timing:

•	Each Fund reserves the right to reject any purchase request, including exchanges from other Funds. A purchase request could be rejected due to its timing, amount or history of trading.

•

All Funds except the Money Market Fund restrict certain purchases that follow share redemptions. For further details, see the “Purchase Blocking Policy” section of “How to Buy Shares” in this prospectus.

There is no guarantee that the Funds will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. We apply our market timing policies and procedures, including any

SHAREHOLDER INFORMATION continued

and all restrictions, to all investors without special arrangement, waiver or exception. Because we cannot guarantee that our market timing policies and procedures will detect every market timer, investors bear the risk that frequent exchange or transfer activity may occur, resulting in dilution of the value of Fund shares, interference with efficient management of the Funds’ portfolios, and increases in brokerage and administrative costs to the Funds.

Certain shares of the Trust are held in omnibus accounts. When held in omnibus accounts, Trust shares are held in the name of an intermediary, such as a qualified retirement plan, on behalf of multiple beneficial owners, such as plan participants. With respect to Trust shares held in some omnibus accounts, the Trust is not able to identify trading by particular beneficial owners, which makes it difficult or impossible for the Trust to determine if a particular beneficial owner is engaged in frequent trading. The techniques used by the Trust and its intermediaries are not anticipated to identify all frequent trading by beneficial owners of Trust shares held in omnibus accounts. Therefore, the Trust’s market timing restrictions will not apply to all shares held in omnibus accounts.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures regarding the disclosure of the each Fund’s portfolio securities is available in the SAI.

Arbitration Agreement

Your account application may include an arbitration agreement. If so, the following is the terms of that agreement.

This agreement contains a pre-dispute arbitration clause. By signing an arbitration agreement the parties agree as follows:

1.	All parties to this agreement are giving up the right to sue each other in court, including the right to a trial by jury, except as provided by the rules of the arbitration forum in which a claim is filed.

2.	Arbitration awards are generally final and binding; a party’s ability to have a court reverse or modify an arbitration award is very limited.

3.	The ability of the parties to obtain documents, witness statements, and other discovery is generally more limited in arbitration than in court proceedings.

4.	The arbitrators do not have to explain the reason(s) for their award.

5.	The panel of arbitrators will typically include a minority of arbitrators who were or are affiliated with the securities industry.

6.	The rules of some arbitration forums may impose time limits for bringing a claim in arbitration. In some cases, a claim that is ineligible for arbitration may be brought in court.

7.	The rules of the arbitration forum in which the claim is filed, and any amendments thereto, shall be incorporated in this agreement.

Arbitration Agreement: I agree to arbitrate any dispute, claim or controversy that may arise between me and State Farm VP Management Corp., its parents and affiliates, and their officers, directors, employees, agents, independent contractor agents and independent contractor agents’ employees relating to this account or in any way arising from my relationship with State Farm VP Management Corp. Such arbitration will be conducted before and according to the arbitration rules of the National Association of Securities Dealers, Inc. (NASD) or its successor. Any arbitration award shall be final and binding and judgment on it may be entered in any court having jurisdiction.

No person shall bring a putative or certified class action arbitration, nor seek to enforce any pre-dispute arbitration agreement against any person who has initiated in court a putative class action; or who is a member of a putative class who has not opted out of the class with respect to any claims encompassed by the putative class action until (i) the class certification is denied; or (ii) the class is decertified; or (iii) the customer is excluded from the class by the court. Such forbearance to enforce an agreement to arbitrate shall not constitute a waiver of any rights under the agreement except to the extent stated herein.

SHARED DELIVERY

Shared Delivery of Prospectus and Fund Reports. The rules governing mutual funds require each of the Funds semiannually to furnish to its shareowners a report containing that Fund’s financial statements and the Funds generally send each new prospectus to all shareowners. The Funds also send proxy statements to shareowners whenever there is a shareowners’ meeting. Except in the case of certain employer-sponsored retirement plans, each Fund intends to send one copy of each report, prospectus and proxy statement to an address shared by more than one shareowner (commonly referred to as “householding” delivery). By signing the Account Application, you consent to the “householded” delivery of the reports, prospectuses and proxy statements unless and until you revoke your consent by notifying the Fund as set forth below.

Revocation of Shared Delivery. If you want to receive an individual copy (rather than a shared or “householded” copy) of a Fund’s report, prospectus or proxy statement contact the Manager to request individual delivery by writing to State Farm Investment Management Corp., P.O. Box 219548, Kansas City, Missouri 64121-9548 or by telephone at 1-800-447-4930. You may revoke your consent at any time. The Fund will commence sending individual copies within 30 days after it receives notice that you have revoked your consent.

DIVIDENDS,

DISTRIBUTIONS

AND TAXES

Each Fund intends to distribute substantially all of its net investment income and any net capital gain realized from sales of its portfolio securities.

The Equity Fund, Equity Index Funds, Small/Mid Cap Equity Fund, Equity and Bond Fund, International Equity Fund and the LifePath Funds declare and pay dividends and capital gain distributions, if any, at least annually.

The Bond Fund, the Money Market Fund, and the Tax Advantaged Bond Fund declare dividends daily and pay dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are generally paid annually.

If the Manager has not received payment for your purchase of shares of the Bond Fund, the Money Market Fund or the Tax Advantaged Bond Fund, you will not be credited with any declared daily dividend until the day on which the Manager receives the payment. The Manager receives payment for your purchase of shares upon receipt of your check or ACH authorization. If you purchased the Fund shares at the office of a State Farm VP Management Corp. Registered Representative, it may take several days for the Manager to receive your check or your ACH authorization.

All dividends and capital gain distributions from a Fund are automatically reinvested in shares of that Fund on the reinvestment date, unless you previously have elected to receive dividends and distributions in cash.

Dividends and distributions from any Fund may be automatically invested in an existing, identically registered account in any other Fund of the same share class at NAV. This service is only available for non-retirement accounts. You may elect this option on your account application or by contacting your State Farm VP Management Corp. Registered Representative.

Taxes on Distributions. Distributions from each Fund, other than the Tax Advantaged Bond Fund, are generally subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the United States, your distributions may also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares.

The dividends from the Tax Advantaged Bond Fund will largely be exempt from regular federal income tax, because the Tax Advantaged Bond Fund invests primarily in municipal bonds. A portion of the Tax Advantaged Bond Fund’s dividends may be subject to the federal alternative minimum tax (AMT). Tax Advantaged Bond Fund dividends may be subject to state and local taxes. Tax Advantaged Bond Fund will provide you annually with the state-by-state sources of its income.

For federal tax purposes, a Fund’s income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains, no matter how long you have held your Fund shares.

Dividends declared in October, November, or December that are paid to you by the end of the following January are taxable to you as if they were received in the year they are declared.

If you are an individual and you meet certain holding period requirements with respect to your Fund shares, “qualified dividend income” distributed to you by a Fund may also be eligible for taxation at long-term capital gain rates.

Every January, the Funds will send you and the Internal Revenue Service (“IRS”) a statement called Form 1099 showing the sources and amounts of taxable distributions you received in the previous calendar year.

Foreign Taxes. A Fund may receive income from sources in foreign countries, and that income may be subject to foreign taxes at its source. If your Fund pays non-refundable taxes to foreign governments during the year, those taxes will reduce that Fund’s dividend. You may be able to claim a credit or deduction on your tax return for your share of foreign taxes paid by a Fund for a particular year if more than 50% of its total assets consists of stock or securities in foreign corporations and the Fund makes a special tax election for such year whereby each of its shareholders includes in his gross income and treats as paid by him his proportionate share of such foreign taxes. It is expected that only International Equity Fund and International Index Fund may qualify for this election. If a Fund makes this election, we will send you detailed information about the foreign tax credit or deduction for that year.

Taxes on Transactions. A redemption is a sale for federal income tax purposes. Your redemption proceeds may be more or less than your cost basis depending upon the NAV at the time of the redemption and, as a result, you may realize a capital gain or loss. Gain or loss is computed on the difference between the amount you receive in exchange for the shares redeemed and their basis.

An exchange of any Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares at their fair market value and any gain on the transaction may be subject to federal income tax.

DIVIDENDS, DISTRIBUTIONS AND TAXES continued

Whenever you sell shares of a Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January. Also in January, the Funds will send you and the IRS a statement called Form 1099 showing the sources and gross proceeds of any taxable sales or exchanges from the previous year. This will help you or your tax preparer to determine the tax consequences of each redemption. However, be sure to keep your regular account statements; their information will be essential in calculating the amount of your capital gains or losses.

Taxes for Tax-Qualified Accounts. Participants who own Fund shares in tax-qualified accounts will not be subject to federal income taxes on either dividends or capital gain distributions paid by the Funds to the accounts. Instead, participants who own Fund shares in tax-qualified accounts may be taxed when they begin taking distributions from their accounts. Depending on the type of tax-qualified account, there are various restrictions on eligibility, contributions and withdrawals. You should consult with a tax professional on the specific rules governing your own situation.

This prospectus provides general tax information only. It is not intended as tax advice applicable to your own personal situation. You should consult your own tax advisor for information about a Fund’s tax consequences that is specific to you.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements that have been audited by Ernst & Young LLP, whose report, along with each Fund’s financial statements, is included in the December 31, 2008 annual report. The annual report may be obtained from the Funds upon request without charge.

(For a share outstanding throughout each period)

State Farm Mutual Fund Trust Equity Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class A Shares
Period ended 12/31/2008	$7.53	$0.11	$(3.24)	$(3.13)	$(0.11)	$(0.01)	$(0.12)
Period ended 12/31/2007	8.76	0.15	(0.70)	(0.55)	(0.16)	(0.52)	(0.68)
Period ended 12/31/2006(c)	8.44	0.07	0.76	0.83	(0.13)	(0.38)	(0.51)

Class B Shares
Period ended 12/31/2008	7.53	0.07	(3.22)	(3.15)	(0.07)	(0.01)	(0.08)
Period ended 12/31/2007	8.77	0.09	(0.72)	(0.63)	(0.09)	(0.52)	(0.61)
Period ended 12/31/2006(c)	8.44	0.03	0.77	0.80	(0.09)	(0.38)	(0.47)

Legacy Class A Shares
Year ended 12/31/2008	7.78	0.12	(3.35)	(3.23)	(0.11)	(0.01)	(0.12)
Year ended 12/31/2007	9.03	0.15	(0.73)	(0.58)	(0.15)	(0.52)	(0.67)
Year ended 12/31/2006	8.21	0.11	1.20	1.31	(0.11)	(0.38)	(0.49)
Year ended 12/31/2005	8.54	0.09	0.50	0.59	(0.09)	(0.83)	(0.92)
Year ended 12/31/2004	8.00	0.09	0.53	0.62	(0.08)	—	(0.08)

Legacy Class B Shares
Year ended 12/31/2008	7.73	0.09	(3.32)	(3.23)	(0.08)	(0.01)	(0.09)
Year ended 12/31/2007	8.97	0.12	(0.73)	(0.61)	(0.11)	(0.52)	(0.63)
Year ended 12/31/2006	8.16	0.07	1.19	1.26	(0.07)	(0.38)	(0.45)
Year ended 12/31/2005	8.49	0.06	0.50	0.56	(0.06)	(0.83)	(0.89)
Year ended 12/31/2004	7.96	0.06	0.52	0.58	(0.05)	—	(0.05)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(c)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(d)	Determined on an annualized basis for periods that are less than a full year.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (d)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)	Portfolio turnover rate

$4.28	(41.52)%	$10.8	1.19%	1.82%	1.19%	1.82%	143%
7.53	(6.38)	14.7	1.17	1.72	1.17	1.72	46
8.76	9.90	7.9	1.17	1.27	1.17	1.27	42

4.30	(41.84)	2.6	1.89	1.13	1.89	1.13	143
7.53	(7.27)	4.3	1.87	0.99	1.87	0.99	46
8.77	9.47	4.5	1.87	0.57	1.87	0.57	42

4.43	(41.54)	52.9	1.19	1.83	1.19	1.83	143
7.78	(6.57)	100.4	1.17	1.68	1.17	1.68	46
9.03	15.99	113.1	1.17	1.26	1.17	1.26	42
8.21	6.76	99.1	1.20	1.05	1.21	1.04	90
8.54	7.80	95.7	1.18	1.11	1.18	1.11	2

4.41	(41.77)	19.3	1.59	1.44	1.59	1.44	143
7.73	(6.91)	37.8	1.57	1.28	1.57	1.28	46
8.97	15.47	43.1	1.57	0.86	1.57	0.86	42
8.16	6.42	45.9	1.60	0.65	1.61	0.64	90
8.49	7.32	43.0	1.58	0.71	1.58	0.71	2

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period)

State Farm Mutual Fund Trust Small/Mid Cap Equity Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class A Shares
Period ended 12/31/2008	$10.92	$(0.03)	$(5.00)	$(5.03)	—	$(0.05)	$(0.05)
Period ended 12/31/2007	10.80	(0.06)	1.74	1.68	—	(1.56)	(1.56)
Period ended 12/31/2006(c)	11.35	(0.04)	0.42	0.38	—	(0.93)	(0.93)

Class B Shares
Period ended 12/31/2008	10.77	(0.09)	(4.90)	(4.99)	—	(0.05)	(0.05)
Period ended 12/31/2007	10.75	(0.14)	1.72	1.58	—	(1.56)	(1.56)
Period ended 12/31/2006(c)	11.35	(0.09)	0.42	0.33	—	(0.93)	(0.93)

Legacy Class A Shares
Year ended 12/31/2008	10.72	(0.03)	(4.90)	(4.93)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.64	(0.06)	1.70	1.64	—	(1.56)	(1.56)
Year ended 12/31/2006	10.12	(0.06)	1.51	1.45	—	(0.93)	(0.93)
Year ended 12/31/2005	10.45	(0.04)	0.21	0.17	—	(0.50)	(0.50)
Year ended 12/31/2004	9.84	(0.04)	0.65	0.61	—	—	—

Legacy Class B Shares
Year ended 12/31/2008	10.36	(0.07)	(4.72)	(4.79)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.36	(0.10)	1.66	1.56	—	(1.56)	(1.56)
Year ended 12/31/2006	9.91	(0.10)	1.48	1.38	—	(0.93)	(0.93)
Year ended 12/31/2005	10.29	(0.08)	0.20	0.12	—	(0.50)	(0.50)
Year ended 12/31/2004	9.73	(0.08)	0.64	0.56	—	—	—

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(c)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(d)	Determined on an annualized basis for periods that are less than a full year.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (d)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)	Portfolio turnover rate

$5.84	(46.01)%	$15.4	1.40%	(0.35)%	1.45%	(0.40)%	99%
10.92	15.49	21.5	1.40	(0.47)	1.44	(0.51)	98
10.80	3.43	10.9	1.40	(0.54)	1.45	(0.59)	155

5.73	(46.28)	5.7	2.00	(0.96)	2.04	(1.00)	99
10.77	14.63	10.1	2.10	(1.18)	2.14	(1.22)	98
10.75	2.99	9.6	2.10	(1.24)	2.15	(1.29)	155

5.74	(45.94)	43.2	1.40	(0.37)	1.45	(0.42)	99
10.72	15.33	82.5	1.40	(0.48)	1.44	(0.52)	98
10.64	14.43	71.8	1.40	(0.57)	1.45	(0.62)	155
10.12	1.57	65.1	1.40	(0.39)	1.51	(0.50)	61
10.45	6.20	64.2	1.40	(0.40)	1.44	(0.44)	37

5.52	(46.18)	14.3	1.80	(0.77)	1.85	(0.82)	99
10.36	14.99	27.8	1.80	(0.88)	1.84	(0.92)	98
10.36	14.03	25.2	1.80	(0.99)	1.84	(1.03)	155
9.91	1.10	41.2	1.80	(0.80)	1.91	(0.91)	61
10.29	5.76	41.4	1.80	(0.80)	1.84	(0.84)	37

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period)

State Farm Mutual Fund Trust International Equity Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class A Shares
Period ended 12/31/2008	$12.80	$0.16	$(6.18)	$(6.02)	$—	$(0.21)	$(0.21)
Period ended 12/31/2007	12.44	0.09	1.28	1.37	(0.15)	(0.86)	(1.01)
Period ended 12/31/2006(d)	11.86	0.09	0.72	0.81	(0.23)	—	(0.23)

Class B Shares
Period ended 12/31/2008	12.80	0.10	(6.16)	(6.06)	—	(0.21)	(0.21)
Period ended 12/31/2007	12.44	—	1.27	1.27	(0.05)	(0.86)	(0.91)
Period ended 12/31/2006(d)	11.86	0.03	0.72	0.75	(0.17)	—	(0.17)

Legacy Class A Shares
Year ended 12/31/2008	12.88	0.16	(6.22)	(6.06)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.51	0.10	1.27	1.37	(0.14)	(0.86)	(1.00)
Year ended 12/31/2006	10.74	0.12	1.86	1.98	(0.21)	—	(0.21)
Year ended 12/31/2005	9.36	0.07	1.45	1.52	(0.14)	—	(0.14)
Year ended 12/31/2004	8.39	0.04	1.00	1.04	(0.07)	—	(0.07)

Legacy Class B Shares
Year ended 12/31/2008	12.83	0.12	(6.18)	(6.06)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.47	0.04	1.27	1.31	(0.09)	(0.86)	(0.95)
Year ended 12/31/2006	10.68	0.06	1.85	1.91	(0.12)	—	(0.12)
Year ended 12/31/2005	9.31	0.04	1.44	1.48	(0.11)	—	(0.11)
Year ended 12/31/2004	8.35	0.01	0.98	0.99	(0.03)	—	(0.03)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Net investment income represents less than $0.01 per share for Legacy Class B shares in 2003 and Class B shares in 2007.
(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(e)	Determined on an annualized basis for periods that are less than a full year.
(f)	Based upon NAV of $12.44, $12.44, $12.51, and $12.47 for Class A, Class B, Legacy Class A and Legacy Class B, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $12.46, $12.46, $12.54 and $12.49, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 6.96%, 6.48%, 18.67%, and 18.11%, respectively.

			Ratios/supplemental data
				Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (c)		Net assets, end of period (millions)	Expenses (e)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e)	Portfolio turnover rate

$6.57	(47.02)%		$11.0	1.50%	1.58%	1.67%	1.41%	154%
12.80	10.80		17.9	1.50	0.69	1.60	0.59	52
12.44	6.79	(f)	12.4	1.50	1.08	1.64	0.94	30

6.53	(47.34)		6.0	2.10	0.98	2.27	0.81	154
12.80	10.00		11.3	2.20	0.03	2.30	(0.07)	52
12.44	6.30	(f)	10.7	2.20	0.43	2.34	0.29	30

6.61	(47.04)		31.0	1.50	1.59	1.67	1.42	1.54
12.88	10.66		61.6	1.50	0.73	1.60	0.63	52
12.51	18.38	(f)	56.5	1.50	1.00	1.62	0.88	30
10.74	16.27		44.7	1.50	0.78	1.73	0.55	27
9.36	12.34		34.4	1.50	0.48	1.68	0.30	22

6.56	(47.27)		10.5	1.90	1.18	2.07	1.01	154
12.83	10.36		21.0	1.90	0.33	2.00	0.23	52
12.47	17.92	(f)	19.6	1.90	0.53	2.02	0.41	30
10.68	15.84		34.3	1.90	0.40	2.13	0.17	27
9.31	11.89		28.9	1.90	0.06	2.08	(0.12)	22

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period)

State Farm Mutual Fund Trust S&P 500 Index Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class A Shares
Period ended 12/31/2008	$11.08	$0.15	$(4.32)	$(4.17)	$(0.16)	$(0.01)	$(0.17)
Period ended 12/31/2007	10.77	0.15	0.35	0.50	(0.15)	(0.04)	(0.19)
Period ended 12/31/2006(f)	9.96	0.09	0.86	0.95	(0.14)	—	(0.14)

Class B Shares
Period ended 12/31/2008	11.10	0.09	(4.31)	(4.22)	(0.10)	(0.01)	(0.11)
Period ended 12/31/2007	10.77	0.06	0.38	0.44	(0.07)	(0.04)	(0.11)
Period ended 12/31/2006(f)	9.96	0.04	0.86	0.90	(0.09)	—	(0.09)

Legacy Class A Shares
Year ended 12/31/2008	11.09	0.15	(4.31)	(4.16)	(0.16)	(0.01)	(0.17)
Year ended 12/31/2007	10.76	0.14	0.37	0.51	(0.14)	(0.04)	(0.18)
Year ended 12/31/2006(g)	9.46	0.12	1.30	1.42	(0.12)	—	(0.12)
Year ended 12/31/2005	9.18	0.10	0.28	0.38	(0.10)	—	(0.10)
Year ended 12/31/2004	8.43	0.11	0.74	0.85	(0.10)	—	(0.10)

Legacy Class B Shares
Year ended 12/31/2008	11.09	0.11	(4.31)	(4.20)	(0.11)	(0.01)	(0.12)
Year ended 12/31/2007	10.75	0.10	0.37	0.47	(0.09)	(0.04)	(0.13)
Year ended 12/31/2006(g)	9.46	0.08	1.28	1.36	(0.07)	—	(0.07)
Year ended 12/31/2005	9.18	0.06	0.28	0.34	(0.06)	—	(0.06)
Year ended 12/31/2004	8.43	0.08	0.74	0.82	(0.07)	—	(0.07)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The net amounts and ratios reflect BFA’s expense credit for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s expense credit, were 0.05% and 2.32%, respectively, for the year ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	The ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The net amounts and ratios do not reflect BFA’s expense credit for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, excluding BFA’s expense credit, were 0.05% and 2.32%, respectively, for the year ended December 31, 2008.
(e)	Amount represents the portfolio turnover rate of the Master Portfolio.
(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(g)	Determined on an annualized basis for periods that are less than a full year.
(h)	The portfolio turnover rate previously reported as 14% has been revised to reflect the correct portfolio turnover rate of the Master Portfolio.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers		Average Net Asset ratios absent expense limitations and expense waivers

Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (g)	Net investment income (a) (g)	Expenses (d) (g)	Net investment income (loss) (d) (g)	Portfolio turnover rate (e)

$6.74	(37.51)%	$40.4	0.79%	1.63%	0.79%	1.63%	8%
11.08	4.69	51.4	0.78	1.30	0.78	1.30	7
10.77	9.57	22.1	0.78	1.30	0.78	1.30	14

6.77	(37.96)	9.6	1.49	0.93	1.49	0.93	8
11.10	4.09	14.2	1.48	0.58	1.48	0.58	7
10.77	9.03	12.0	1.48	0.59	1.48	0.59	14

6.76	(37.46)	208.0	0.79	1.61	0.79	1.61	8
11.09	4.73	372.3	0.78	1.27	0.78	1.27	7
10.76	14.97	375.6	0.78	1.21	0.78	1.21	14
9.46	4.08	339.8	0.80	1.10	0.82	1.08	10	(h)
9.18	10.06	291.4	0.80	1.29	0.80	1.29	14

6.77	(37.78)	72.5	1.19	1.20	1.19	1.20	8
11.09	4.41	141.3	1.18	0.87	1.18	0.87	7
10.75	14.42	142.9	1.18	0.80	1.18	0.80	14
9.46	3.69	139.0	1.20	0.70	1.22	0.68	10	(h)
9.18	9.67	124.1	1.20	0.87	1.20	0.87	14

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period)

State Farm Mutual Fund Trust Small Cap Index Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b) (c)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class A Shares
Period ended 12/31/2008	$13.04	$0.06	$(4.62)	$(4.56)	$(0.05)	$(0.75)	$(0.80)
Period ended 12/31/2007	14.32	0.10	(0.46)	(0.36)	(0.10)	(0.82)	(0.92)
Period ended 12/31/2006(g)	15.06	0.05	0.43	0.48	(0.06)	(1.16)	(1.22)

Class B Shares
Period ended 12/31/2008	13.01	(0.02)	(4.58)	(4.60)	—	(0.75)	(0.75)
Period ended 12/31/2007	14.29	(0.01)	(0.45)	(0.46)	—	(0.82)	(0.82)
Period ended 12/31/2006(g)	15.06	(0.03)	0.42	0.39	—	(1.16)	(1.16)

Legacy Class A Shares
Year ended 12/31/2008	12.91	0.06	(4.57)	(4.51)	(0.04)	(0.75)	(0.79)
Year ended 12/31/2007	14.17	0.09	(0.45)	(0.36)	(0.08)	(0.82)	(0.90)
Year ended 12/31/2006	13.11	0.05	2.20	2.25	(0.03)	(1.16)	(1.19)
Year ended 12/31/2005	13.31	0.05	0.43	0.48	(0.01)	(0.67)	(0.68)
Year ended 12/31/2004	11.69	0.05	1.99	2.04	(0.03)	(0.39)	(0.42)

Legacy Class B Shares
Year ended 12/31/2008	12.74	0.02	(4.50)	(4.48)	—	(0.75)	(0.75)
Year ended 12/31/2007	13.99	0.03	(0.44)	(0.41)	(0.02)	(0.82)	(0.84)
Year ended 12/31/2006	12.99	(0.01)	2.17	2.16	—	(1.16)	(1.16)
Year ended 12/31/2005	13.23	—	0.43	0.43	—	(0.67)	(0.67)
Year ended 12/31/2004	11.65	—	1.97	1.97	—	(0.39)	(0.39)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Net investment income for Legacy Class B shares represent less than $0.01 per share in 2004 and 2005.
(c)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Portfolio through September 9, 2005.
(d)	Determined on an annualized basis for periods that are less than a full year.
(e)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(f)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the Small Cap Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 19%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.
(g)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (e)	Net assets, end of period (millions)	Expenses (c) (d)	Net investment income (loss) (c) (d)	Expenses (c) (d)	Net investment income (loss) (c) (d)	Portfolio turnover rate (f)

$7.68	(34.60)%	$17.5	0.95%	0.57%	1.00%	0.52%	20%
13.04	(2.58)	23.5	0.95	0.68	0.99	0.64	18
14.32	3.15	15.3	0.95	0.46	0.98	0.43	27

7.66	(35.00)	6.1	1.65	(0.14)	1.70	(0.19)	20
13.01	(3.24)	9.9	1.65	(0.05)	1.68	(0.08)	18
14.29	2.55	10.1	1.65	(0.27)	1.68	(0.30)	27

7.61	(34.53)	97.8	0.95	0.55	1.00	0.50	20
12.91	(2.56)	165.8	0.95	0.64	0.98	0.61	18
14.17	17.10	183.7	0.95	0.35	0.97	0.33	27
13.11	3.55	157.2	0.95	0.41	1.01	0.35	3
13.31	17.40	134.2	0.95	0.41	0.97	0.39	20

7.51	(34.79)	35.2	1.35	0.15	1.40	0.10	20
12.74	(2.93)	61.0	1.35	0.25	1.38	0.22	18
13.99	16.58	66.7	1.35	(0.06)	1.37	(0.08)	27
12.99	3.18	75.2	1.35	0.00	1.41	(0.06)	3
13.23	16.90	69.6	1.35	0.00	1.37	(0.02)	20

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period)

State Farm Mutual Fund Trust International Index Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class A Shares
Period ended 12/31/2008	$14.67	$0.29	$(6.51)	$(6.22)	$(0.20)	$—	$(0.20)
Period ended 12/31/2007	13.84	0.25	1.12	1.37	(0.34)	(0.20)	(0.54)
Period ended 12/31/2006(d)	13.04	0.13	1.11	1.24	(0.30)	(0.14)	(0.44)

Class B Shares
Period ended 12/31/2008	14.67	0.21	(6.50)	(6.29)	(0.12)	—	(0.12)
Period ended 12/31/2007	13.84	0.15	1.10	1.25	(0.22)	(0.20)	(0.42)
Period ended 12/31/2006(d)	13.04	0.08	1.09	1.17	(0.23)	(0.14)	(0.37)

Legacy Class A Shares
Year ended 12/31/2008	14.65	0.30	(6.54)	(6.24)	(0.19)	—	(0.19)
Year ended 12/31/2007	13.81	0.26	1.10	1.36	(0.32)	(0.20)	(0.52)
Year ended 12/31/2006	11.42	0.22	2.59	2.81	(0.28)	(0.14)	(0.42)
Year ended 12/31/2005	10.30	0.16	1.15	1.31	(0.19)	—	(0.19)
Year ended 12/31/2004	8.74	0.12	1.55	1.67	(0.11)	—	(0.11)

Legacy Class B Shares
Year ended 12/31/2008	14.66	0.25	(6.52)	(6.27)	(0.14)	—	(0.14)
Year ended 12/31/2007	13.82	0.20	1.10	1.30	(0.26)	(0.20)	(0.46)
Year ended 12/31/2006	11.42	0.17	2.58	2.75	(0.21)	(0.14)	(0.35)
Year ended 12/31/2005	10.29	0.12	1.15	1.27	(0.14)	—	(0.14)
Year ended 12/31/2004	8.74	0.09	1.54	1.63	(0.08)	—	(0.08)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Portfolio through September 9, 2005.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(e)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the International Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 4%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.
(f)	Determined on an annualized basis for periods that are less than a full year.
(g)	Based upon NAV of $13.84, $13.84, $13.81 and $13.82 for Class A, Class B, Legacy Class A, and Legacy Class B, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $13.87, $13.87, $13.84 and $13.85, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 9.72%, 9.19%, 24.78%, and 24.27%, respectively.

			Ratios/supplemental data
				Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (c)		Net assets, end of period (millions)	Expenses (a) (f)	Net investment income (a) (f)	Expenses (a) (f)	Net investment income (loss) (a) (f)	Portfolio turnover rate (e)

$8.25	(42.38)%		$23.6	1.15%	2.49%	1.28%	2.36%	8%
14.67	9.63		35.4	1.15	1.69	1.28	1.56	2
13.84	9.49	(g)	17.1	1.15	1.49	1.31	1.33	8

8.26	(42.89)		7.6	1.85	1.79	1.98	1.66	8
14.67	8.82		12.9	1.85	1.04	1.98	0.91	2
13.84	8.96	(g)	11.2	1.85	0.96	2.00	0.81	8

8.22	(42.55)		72.2	1.15	2.51	1.28	2.38	8
14.65	9.61		137.5	1.15	1.74	1.28	1.61	2
13.81	24.51	(g)	125.4	1.15	1.73	1.31	1.57	8
11.42	12.67		90.9	1.15	1.54	1.28	1.41	1
10.30	19.15		60.0	1.15	1.36	1.21	1.30	39

8.25	(42.72)		23.3	1.55	2.10	1.68	1.97	8
14.66	9.17		43.5	1.55	1.34	1.67	1.22	2
13.82	24.00	(g)	40.3	1.55	1.35	1.71	1.19	8
11.42	12.36		47.5	1.55	1.17	1.68	1.04	1
10.29	18.60		38.6	1.55	0.98	1.61	0.92	39

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period)

State Farm Mutual Fund Trust Equity And Bond Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (b)	Total distributions

Class A Shares
Period ended 12/31/2008	$9.33	$0.26	$(2.64)	$(2.38)	$(0.26)	$(0.36)	$(0.62)
Period ended 12/31/2007	10.00	0.30	(0.43)	(0.13)	(0.28)	(0.26)	(0.54)
Period ended 12/31/2006(d)	9.99	0.21	0.60	0.81	(0.25)	(0.55)	(0.80)

Class B Shares
Period ended 12/31/2008	9.33	0.21	(2.63)	(2.42)	(0.21)	(0.36)	(0.57)
Period ended 12/31/2007	10.00	0.21	$(0.41)	(0.20)	(0.21)	(0.26)	(0.47)
Period ended 12/31/2006(d)	9.99	0.15	0.61	0.76	(0.20)	(0.55)	(0.75)

Legacy Class A Shares
Year ended 12/31/2008	9.39	0.25	(2.65)	(2.40)	(0.25)	(0.36)	(0.61)
Year ended 12/31/2007	10.05	0.28	(0.40)	(0.12)	(0.28)	(0.26)	(0.54)
Year ended 12/31/2006	9.76	0.24	0.84	1.08	(0.24)	(0.55)	(0.79)
Year ended 12/31/2005	9.52	0.21	0.17	0.38	(0.14)	—	(0.14)
Year ended 12/31/2004	9.14	0.20	0.37	0.57	(0.19)	—	(0.19)

Legacy Class B Shares
Year ended 12/31/2008	9.40	0.22	(2.65)	(2.43)	(0.22)	(0.36)	(0.58)
Year ended 12/31/2007	10.06	0.24	(0.40)	(0.16)	(0.24)	(0.26)	(0.50)
Year ended 12/31/2006	9.77	0.19	0.84	1.03	(0.19)	(0.55)	(0.74)
Year ended 12/31/2005	9.53	0.17	0.19	0.36	(0.12)	—	(0.12)
Year ended 12/31/2004	9.15	0.16	0.38	0.54	(0.16)	—	(0.16)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Determined on an annualized basis for periods that are less than a full year.
(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(d)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(e)	Expense ratios related to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (e)	Net investment income (b)	Expenses (b) (e)	Net investment income (b)	Portfolio turnover rate

$6.33	(25.61)%	$14.4	0.25%	3.12%	0.34%	3.03%	16%
9.33	(1.35)	17.8	0.25	2.97	0.34	2.88	1
10.00	8.10	12.7	0.25	3.00	0.44	2.81	1

6.34	(25.99)	6.9	0.84	2.50	0.94	2.40	16
9.33	(2.06)	9.9	0.95	2.04	1.04	1.95	1
10.00	7.59	10.2	0.95	2.13	1.13	1.95	1

6.38	(25.57)	64.8	0.25	2.99	0.34	2.90	16
9.39	(1.27)	100.1	0.25	2.70	0.34	2.61	1
10.05	11.05	107.3	0.25	2.33	0.41	2.17	1
9.76	4.70	108.9	0.33	2.18	0.47	2.04	1
9.52	6.28	99.4	0.50	2.16	0.59	2.07	1

6.39	(25.87)	32.4	0.65	2.62	0.74	2.53	16
9.40	(1.66)	49.4	0.65	2.30	0.74	2.21	1
10.06	10.56	52.9	0.65	1.91	0.81	1.75	1
9.77	4.28	60.4	0.73	1.77	0.87	1.63	1
9.53	5.89	56.6	0.90	1.76	0.99	1.67	1

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period)

State Farm Mutual Fund Trust Bond Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class A Shares
Period ended 12/31/2008	$10.52	$0.47	$(0.23)	$0.24	$(0.47)	—	$(0.47)
Period ended 12/31/2007	10.32	0.45	0.20	0.65	(0.45)	—	(0.45)
Period ended 12/31/2006(b)	10.11	0.30	0.21	0.51	(0.30)	—	(0.30)

Class B Shares
Period ended 12/31/2008	10.51	0.42	(0.23)	0.19	(0.42)	—	(0.42)
Period ended 12/31/2007	10.32	0.41	0.19	0.60	(0.41)	—	(0.41)
Period ended 12/31/2006(b)	10.11	0.27	0.21	0.48	(0.27)	—	(0.27)

Legacy Class A Shares
Year ended 12/31/2008	10.53	0.47	(0.23)	0.24	(0.47)	—	(0.47)
Year ended 12/31/2007	10.33	0.45	0.20	0.65	(0.45)	—	(0.45)
Year ended 12/31/2006	10.39	0.43	(0.06)	0.37	(0.43)	—	(0.43)
Year ended 12/31/2005	10.66	0.41	(0.27)	0.14	(0.41)	—	(0.41)
Year ended 12/31/2004	10.66	0.40	—	0.40	(0.40)	—	(0.40)

Legacy Class B Shares
Year ended 12/31/2008	10.53	0.43	(0.23)	0.20	(0.43)	—	(0.43)
Year ended 12/31/2007	10.34	0.41	0.19	0.60	(0.41)	—	(0.41)
Year ended 12/31/2006	10.39	0.39	(0.05)	0.34	(0.39)	—	(0.39)
Year ended 12/31/2005	10.66	0.37	(0.27)	0.10	(0.37)	—	(0.37)
Year ended 12/31/2004	10.66	0.36	—	0.36	(0.36)	—	(0.36)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(b)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(c)	Determined on an annualized basis for periods that are less than a full year.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations

Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (c)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)	Portfolio turnover rate

$10.29	2.30%	$38.5	0.70%	4.49%	0.70%	4.49%	6%
10.52	6.50	23.1	0.70	4.40	0.70	4.40	16
10.32	5.06	12.3	0.69	4.25	0.69	4.25	16

10.28	1.89	6.6	1.10	4.09	1.10	4.09	6
10.51	5.98	6.0	1.10	3.99	1.10	3.99	16
10.32	4.78	5.4	1.09	3.84	1.09	3.84	16

10.30	2.30	114.0	0.70	4.48	0.70	4.48	6
10.53	6.50	118.2	0.70	4.39	0.70	4.39	16
10.33	3.68	120.9	0.69	4.20	0.69	4.20	16
10.39	1.32	138.0	0.70	3.89	0.73	3.86	11
10.66	3.86	121.1	0.68	3.79	0.68	3.79	12

10.30	1.90	50.7	1.10	4.08	1.10	4.08	6
10.53	5.97	53.0	1.10	3.99	1.10	3.99	16
10.34	3.37	53.8	1.09	3.80	1.09	3.80	16
10.39	0.93	55.8	1.10	3.49	1.13	3.46	11
10.66	3.45	54.5	1.08	3.39	1.08	3.39	12

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period)

State Farm Mutual Fund Trust Tax Advantaged Bond Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class A Shares
Period ended 12/31/2008	$10.83	$0.42	$(0.23)	$0.19	$(0.42)	$(0.09)	$(0.51)
Period ended 12/31/2007	10.89	0.43	(0.01)	0.42	(0.43)	(0.05)	(0.48)
Period ended 12/31/2006(b)	10.79	0.29	0.11	0.40	(0.29)	(0.01)	(0.30)

Class B Shares
Period ended 12/31/2008	10.82	0.38	(0.23)	0.15	(0.38)	(0.09)	(0.47)
Period ended 12/31/2007	10.89	0.38	(0.02)	0.36	(0.38)	(0.05)	(0.43)
Period ended 12/31/2006(b)	10.79	0.26	0.11	0.37	(0.26)	(0.01)	(0.27)

Legacy Class A Shares
Year ended 12/31/2008	10.81	0.42	(0.23)	0.19	(0.42)	(0.09)	(0.51)
Year ended 12/31/2007	10.87	0.42	(0.01)	0.41	(0.42)	(0.05)	(0.47)
Year ended 12/31/2006	10.96	0.43	(0.08)	0.35	(0.43)	(0.01)	(0.44)
Year ended 12/31/2005	11.13	0.43	(0.17)	0.26	(0.43)	—	(0.43)
Year ended 12/31/2004	11.15	0.43	(0.02)	0.41	(0.43)	—	(0.43)

Legacy Class B Shares
Year ended 12/31/2008	10.81	0.38	(0.23)	0.15	(0.38)	(0.09)	(0.47)
Year ended 12/31/2007	10.87	0.38	(0.01)	0.37	(0.38)	(0.05)	(0.43)
Year ended 12/31/2006	10.96	0.39	(0.08)	0.31	(0.39)	(0.01)	(0.40)
Year ended 12/31/2005	11.13	0.38	(0.17)	0.21	(0.38)	—	(0.38)
Year ended 12/31/2004	11.15	0.38	(0.02)	0.36	(0.38)	—	(0.38)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
(b)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.
(c)	Determined on an annualized basis for periods that are less than a full year.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (c)	Net investment income (c)	Expenses (c)	Net investment income (c)	Portfolio turnover rate

$10.51	1.88%	$30.7	0.70%	3.96%	0.71%	3.95%	36%
10.83	4.01	21.0	0.70	3.93	0.72	3.91	18
10.89	3.80	6.3	0.70	3.95	0.70	3.95	4

10.50	1.48	3.3	1.10	3.55	1.11	3.54	36
10.82	3.50	3.4	1.10	3.54	1.12	3.52	18
10.89	3.52	3.3	1.10	3.55	1.11	3.54	4

10.49	1.88	60.1	0.70	3.95	0.71	3.94	36
10.81	4.00	62.2	0.70	3.94	0.72	3.92	18
10.87	3.32	64.0	0.70	3.97	0.71	3.96	4
10.96	2.35	73.3	0.70	3.86	0.72	3.84	0
11.13	3.74	66.2	0.70	3.86	0.70	3.86	2

10.49	1.47	24.9	1.10	3.55	1.11	3.54	36
10.81	3.59	26.0	1.10	3.54	1.12	3.52	18
10.87	2.91	26.5	1.10	3.58	1.11	3.57	4
10.96	1.94	34.0	1.10	3.47	1.12	3.45	0
11.13	3.33	34.8	1.10	3.46	1.10	3.46	2

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period)

State Farm Mutual Fund Trust Money Market Fund

		Income from investment operations		Less distributions

	Net asset value, beginning of period	Net investment income (a)	Total from investment operations	Net investment income (a)	Total distributions

Class A Shares
Period ended 12/31/2008	$1.00	$0.02	$0.02	$(0.02)	$(0.02)
Period ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Period ended 12/31/2006(c)	1.00	0.03	0.03	(0.03)	(0.03)

Class B Shares
Period ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Period ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Period ended 12/31/2006(c)	1.00	0.03	0.03	(0.03)	(0.03)

Legacy Class A Shares
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Year ended 12/31/2004	1.00	0.01	0.01	(0.01)	(0.01)

Legacy Class B Shares
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2004	1.00	—	—	—	—

(a)	Net investment income and distributions for Legacy Class B shares represent less than $0.01 per share in 2004.
(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class B and Legacy Class B shares.
(c)	For all data, the period is from the commencement of investment operations on April 27, 2006.
(d)	Determined on an annualized basis for periods that are less than a full year.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (d)	Net investment income (d)	Expenses (d)	Net investment income (d)

$1.00	2.02%	$72.1	0.60%	1.89%	0.61%	1.88%
1.00	4.67	38.1	0.60	4.50	0.64	4.46
1.00	3.23	19.5	0.60	4.62	0.60	4.62

1.00	1.62	3.2	1.00	1.57	1.01	1.56
1.00	4.25	2.6	1.00	4.17	1.03	4.14
1.00	2.91	2.5	1.00	4.22	1.02	4.20

1.00	2.02	96.3	0.60	1.96	0.61	1.95
1.00	4.67	74.3	0.60	4.57	0.63	4.54
1.00	4.50	75.2	0.60	4.38	0.63	4.35
1.00	2.64	80.5	0.60	2.62	0.71	2.51
1.00	0.76	73.1	0.60	0.78	0.63	0.75

1.00	1.62	9.9	1.00	1.52	1.01	1.51
1.00	4.26	5.0	1.00	4.16	1.03	4.13
1.00	4.08	4.1	1.00	3.93	1.03	3.90
1.00	2.22	6.4	1.00	2.22	1.11	2.11
1.00	0.36	5.9	1.00	0.36	1.03	0.33

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period)

State Farm Mutual Fund Trust LifePath Retirement Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class A Shares
Period ended 12/31/2008	$11.44	$0.32	$(2.04)	$(1.72)	$(0.25)	$(0.05)	$(0.30)
Period ended 12/31/2007	11.59	0.36	0.10	0.46	(0.35)	(0.26)	(0.61)
Period ended 12/31/2006(g)	11.45	0.25	0.44	0.69	(0.45)	(0.10)	(0.55)

Class B Shares
Period ended 12/31/2008	11.50	0.24	(2.05)	(1.81)	(0.18)	(0.05)	(0.23)
Period ended 12/31/2007	11.62	0.28	0.11	0.39	(0.25)	(0.26)	(0.51)
Period ended 12/31/2006(g)	11.45	0.19	0.44	0.63	(0.36)	(0.10)	(0.46)

Legacy Class A Shares
Year ended 12/31/2008	11.63	0.32	(2.08)	(1.76)	(0.25)	(0.05)	(0.30)
Year ended 12/31/2007	11.74	0.35	0.13	0.48	(0.33)	(0.26)	(0.59)
Year ended 12/31/2006	11.24	0.33	0.59	0.92	(0.32)	(0.10)	(0.42)
Year ended 12/31/2005	11.11	0.26	0.17	0.43	(0.27)	(0.03)	(0.30)
Year ended 12/31/2004	10.82	0.17	0.46	0.63	(0.17)	(0.17)	(0.34)

Legacy Class B Shares
Year ended 12/31/2008	11.65	0.27	(2.07)	(1.80)	(0.20)	(0.05)	(0.25)
Year ended 12/31/2007	11.74	0.30	0.12	0.42	(0.25)	(0.26)	(0.51)
Year ended 12/31/2006	11.24	0.29	0.59	0.88	(0.28)	(0.10)	(0.38)
Year ended 12/31/2005	11.10	0.21	0.17	0.38	(0.21)	(0.03)	(0.24)
Year ended 12/31/2004	10.81	0.13	0.46	0.59	(0.13)	(0.17)	(0.30)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s and BTC’s expense credits and waivers, were 0.27% and 3.81%, respectively, for the year ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Determined on an annualized basis for periods that are less than a full year.
(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(e)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, excluding any BFA’s and BTC’s expense credits and waivers, were 0.61% and 3.47%, respectively, for the year ended December 31, 2008.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio.
(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers		Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (c)	Net investment income (a) (c)	Expenses (c) (e)	Net investment income (c) (e)	Portfolio turnover rate (f)

$9.42	(15.33)%	$41.9	1.20%	2.97%	1.54%	2.63%	11%
11.44	3.96	37.5	1.22	3.08	1.56	2.74	6
11.59	6.20	13.2	1.21	3.35	1.68	2.88	10

9.46	(16.00)	1.4	1.90	2.26	2.24	1.92	11
11.50	3.32	1.3	1.92	2.34	2.26	2.00	6
11.62	5.64	0.5	1.92	2.42	2.39	1.95	10

9.57	(15.36)	69.3	1.20	2.89	1.54	2.55	11
11.63	4.03	100.5	1.21	2.91	1.55	2.57	6
11.74	8.30	113.5	1.22	2.89	1.70	2.41	10
11.24	3.86	101.2	1.26	2.30	1.63	1.93	11
11.11	5.87	66.0	1.26	1.58	1.61	1.23	138

9.60	(15.68)	8.2	1.60	2.50	1.94	2.16	11
11.65	3.59	11.2	1.62	2.51	1.95	2.18	6
11.74	7.90	12.0	1.62	2.48	2.10	2.00	10
11.24	3.44	11.1	1.66	1.91	2.03	1.54	11
11.10	5.46	8.7	1.66	1.18	2.01	0.83	138

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period)

State Farm Mutual Fund Trust LifePath 2020 Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class A Shares
Period ended 12/31/2008	$13.65	$0.29	$(3.80)	$(3.51)	$(0.24)	$(0.05)	$(0.29)
Period ended 12/31/2007	13.98	0.34	0.07	0.41	(0.28)	(0.46)	(0.74)
Period ended 12/31/2006(g)	13.43	0.26	0.76	1.02	(0.28)	(0.19)	(0.47)

Class B Shares
Period ended 12/31/2008	13.60	0.21	(3.77)	(3.56)	(0.17)	(0.05)	(0.22)
Period ended 12/31/2007	13.94	0.23	0.09	0.32	(0.20)	(0.46)	(0.66)
Period ended 12/31/2006(g)	13.43	0.18	0.77	0.95	(0.25)	(0.19)	(0.44)

Legacy Class A Shares
Year ended 12/31/2008	13.56	0.29	(3.77)	(3.48)	(0.23)	(0.05)	(0.28)
Year ended 12/31/2007	13.88	0.30	0.10	0.40	(0.26)	(0.46)	(0.72)
Year ended 12/31/2006	12.70	0.28	1.33	1.61	(0.24)	(0.19)	(0.43)
Year ended 12/31/2005	12.24	0.20	0.54	0.74	(0.18)	(0.10)	(0.28)
Year ended 12/31/2004	11.55	0.16	0.85	1.01	(0.12)	(0.20)	(0.32)

Legacy Class B Shares
Year ended 12/31/2008	13.54	0.24	(3.76)	(3.52)	(0.18)	(0.05)	(0.23)
Year ended 12/31/2007	13.85	0.25	0.10	0.35	(0.20)	(0.46)	(0.66)
Year ended 12/31/2006	12.68	0.22	1.33	1.55	(0.19)	(0.19)	(0.38)
Year ended 12/31/2005	12.22	0.15	0.55	0.70	(0.14)	(0.10)	(0.24)
Year ended 12/31/2004	11.54	0.11	0.85	0.96	(0.08)	(0.20)	(0.28)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s and BTC’s expense credits and waivers, were 0.23% and 3.18%, respectively, for the year ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Determined on an annualized basis for periods that are less than a full year.
(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(e)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, excluding any BFA’s and BTC’s expense credits and waivers, were 0.57% and 2.84%, respectively, for the year ended December 31, 2008.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio.
(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers		Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (c)	Net investment income (a) (c)	Expenses (c) (e)	Net investment income (c) (e)	Portfolio turnover rate (f)

$9.85	(25.75)%	$182.9	1.13%	2.42%	1.47%	2.08%	13%
13.65	2.94	191.9	1.14	2.34	1.47	2.01	7
13.98	7.59	61.4	1.15	2.85	1.46	2.54	16

9.82	(26.24)	11.6	1.83	1.73	2.17	1.39	13
13.60	2.30	11.7	1.84	1.58	2.17	1.25	7
13.94	7.03	4.9	1.85	2.01	2.17	1.69	16

9.80	(25.69)	290.5	1.13	2.34	1.47	2.00	13
13.56	2.87	437.4	1.14	2.13	1.47	1.80	7
13.88	12.63	431.3	1.15	2.07	1.48	1.74	16
12.70	6.02	313.5	1.22	1.63	1.56	1.29	17
12.24	8.78	177.7	1.24	1.32	1.55	1.01	140

9.79	(26.02)	65.4	1.53	1.94	1.87	1.60	13
13.54	2.54	95.8	1.54	1.74	1.87	1.41	7
13.85	12.17	92.7	1.55	1.65	1.88	1.32	16
12.68	5.67	70.9	1.62	1.22	1.96	0.88	17
12.22	8.39	44.7	1.64	0.91	1.95	0.60	140

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period)

State Farm Mutual Fund Trust LifePath 2030 Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class A Shares
Period ended 12/31/2008	$14.49	$0.26	$(4.80)	$(4.54)	$(0.21)	$(0.04)	$(0.25)
Period ended 12/31/2007	14.91	0.29	0.05	0.34	(0.24)	(0.52)	(0.76)
Period ended 12/31/2006(g)	14.23	0.24	0.90	1.14	(0.23)	(0.23)	(0.46)

Class B Shares
Period ended 12/31/2008	14.45	0.17	(4.76)	(4.59)	(0.13)	(0.04)	(0.17)
Period ended 12/31/2007	14.89	0.18	0.05	0.23	(0.15)	(0.52)	(0.67)
Period ended 12/31/2006(g)	14.23	0.17	0.92	1.09	(0.20)	(0.23)	(0.43)

Legacy Class A Shares
Year ended 12/31/2008	14.45	0.25	(4.77)	(4.52)	(0.20)	(0.04)	(0.24)
Year ended 12/31/2007	14.86	0.26	0.06	0.32	(0.21)	(0.52)	(0.73)
Year ended 12/31/2006	13.32	0.23	1.73	1.96	(0.19)	(0.23)	(0.42)
Year ended 12/31/2005	12.70	0.17	0.74	0.91	(0.15)	(0.14)	(0.29)
Year ended 12/31/2004	11.80	0.14	1.08	1.22	(0.10)	(0.22)	(0.32)

Legacy Class B Shares
Year ended 12/31/2008	14.39	0.20	(4.74)	(4.54)	(0.15)	(0.04)	(0.19)
Year ended 12/31/2007	14.79	0.20	0.07	0.27	(0.15)	(0.52)	(0.67)
Year ended 12/31/2006	13.26	0.17	1.72	1.89	(0.13)	(0.23)	(0.36)
Year ended 12/31/2005	12.65	0.12	0.73	0.85	(0.10)	(0.14)	(0.24)
Year ended 12/31/2004	11.77	0.09	1.07	1.16	(0.06)	(0.22)	(0.28)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s and BTC’s expense credits and waivers, were 0.21% and 2.82%, respectively, for the year ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Determined on an annualized basis for periods that are less than a full year.
(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(e)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, excluding any BFA’s and BTC’s expense credits and waivers, were 0.55% and 2.48%, respectively, for the year ended December 31, 2008.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio.
(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers		Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (c)	Net investment income (a) (c)	Expenses (c) (e)	Net investment income (c) (e)	Portfolio turnover rate (f)

$9.70	(31.38)%	$159.9	1.12%	2.07%	1.46%	1.73%	13%
14.49	2.28	164.9	1.14	1.91	1.47	1.58	7
14.91	8.02	51.2	1.15	2.56	1.46	2.25	22

9.69	(31.78)	13.0	1.82	1.37	2.16	1.03	13
14.45	1.58	13.4	1.84	1.15	2.17	0.82	7
14.89	7.64	5.1	1.85	1.78	2.16	1.47	22

9.69	(31.34)	196.0	1.12	1.97	1.46	1.63	13
14.45	2.19	306.2	1.14	1.68	1.47	1.35	7
14.86	14.69	292.9	1.15	1.63	1.48	1.30	22
13.32	7.11	192.3	1.21	1.32	1.57	0.96	24
12.70	10.32	96.5	1.23	1.18	1.58	0.83	138

9.66	(31.62)	49.3	1.52	1.57	1.86	1.23	13
14.39	1.86	76.7	1.54	1.28	1.87	0.95	7
14.79	14.27	73.5	1.55	1.22	1.88	0.89	22
13.26	6.72	52.7	1.61	0.91	1.97	0.55	24
12.65	9.88	29.7	1.63	0.77	1.98	0.42	138

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period)

State Farm Mutual Fund Trust LifePath 2040 Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class A Shares
Period ended 12/31/2008	$15.28	$0.22	$(5.67)	$(5.45)	$(0.19)	$(0.02)	$(0.21)
Period ended 12/31/2007	15.82	0.26	(0.01)	0.25	(0.19)	(0.60)	(0.79)
Period ended 12/31/2006(g)	14.97	0.24	1.03	1.27	(0.19)	(0.23)	(0.42)

Class B Shares
Period ended 12/31/2008	15.24	0.13	(5.64)	(5.51)	(0.11)	(0.02)	(0.13)
Period ended 12/31/2007	15.81	0.13	0.01	0.14	(0.11)	(0.60)	(0.71)
Period ended 12/31/2006(g)	14.97	0.17	1.06	1.23	(0.16)	(0.23)	(0.39)

Legacy Class A Shares
Year ended 12/31/2008	15.27	0.21	(5.67)	(5.46)	(0.17)	(0.02)	(0.19)
Year ended 12/31/2007	15.78	0.21	0.05	0.26	(0.17)	(0.60)	(0.77)
Year ended 12/31/2006	13.87	0.19	2.10	2.29	(0.15)	(0.23)	(0.38)
Year ended 12/31/2005	13.12	0.14	0.88	1.02	(0.11)	(0.16)	(0.27)
Year ended 12/31/2004	12.11	0.13	1.19	1.32	(0.10)	(0.21)	(0.31)

Legacy Class B Shares
Year ended 12/31/2008	15.23	0.16	(5.64)	(5.48)	(0.12)	(0.02)	(0.14)
Year ended 12/31/2007	15.74	0.15	0.04	0.19	(0.10)	(0.60)	(0.70)
Year ended 12/31/2006	13.84	0.13	2.09	2.22	(0.09)	(0.23)	(0.32)
Year ended 12/31/2005	13.09	0.08	0.90	0.98	(0.07)	(0.16)	(0.23)
Year ended 12/31/2004	12.09	0.08	1.19	1.27	(0.06)	(0.21)	(0.27)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s and BTC’s expense credits and waivers, were 0.19% and 2.52%, respectively, for the year ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Determined on an annualized basis for periods that are less than a full year.
(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares.
(e)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, excluding any BFA’s and BTC’s expense credits and waivers, were 0.53% and 2.18%, respectively, for the year ended December 31, 2008.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio.
(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers		Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (c)	Net investment income (a) (c)	Expenses (c) (e)	Net investment income (loss) (c) (e)	Portfolio turnover rate (f)

$9.62	(35.68)%	$112.0	1.13%	1.74%	1.47%	1.40%	14%
15.28	1.57	122.9	1.15	1.58	1.48	1.25	8
15.82	8.47	34.6	1.16	2.36	1.47	2.05	29

9.60	(36.13)	12.9	1.83	1.05	2.17	0.71	14
15.24	0.85	13.7	1.85	0.81	2.18	0.48	8
15.81	8.18	4.8	1.86	1.64	2.17	1.33	29

9.62	(35.71)	133.4	1.13	1.64	1.47	1.30	14
15.27	1.60	216.5	1.14	1.29	1.48	0.95	8
15.78	16.46	199.9	1.16	1.28	1.50	0.94	29
13.87	7.71	116.9	1.21	1.04	1.62	0.63	38
13.12	10.86	53.7	1.22	1.06	1.67	0.61	147

9.61	(35.94)	35.1	1.53	1.25	1.87	0.91	14
15.23	1.20	55.5	1.54	0.89	1.88	0.55	8
15.74	16.01	51.8	1.56	0.87	1.90	0.53	29
13.84	7.41	34.1	1.61	0.63	2.02	0.22	38
13.09	10.51	17.8	1.62	0.63	2.08	0.17	147

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period):

State Farm Mutual Fund Trust LifePath 2050 Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class A Shares
Period ended 12/31/2008(g)	$10.00	$0.17	$(3.20)	$(3.03)	$(0.06)	$(0.03)	$(0.09)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect SFIMC's voluntary expense reduction threshold. The net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s and BTC’s expense credits and waivers, were 0.17% and 3.05%, respectively, for the period ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A shares.
(d)	Determined on an annualized basis for periods that are less than a full year.
(e)	Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC's voluntary expense reduction threshold. The ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, excluding any BFA’s and BTC’s expense credits and waivers, were 1.11% and 2.11%, respectively, for the period ended December 31, 2008.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio and rounds to less than 1%.
(g)	For all the data, except for the portfolio turnover rate which is the period from the commencement of investment operations June 30, 2008 for the LifePath 2050 Master Portfolio, the period is from commencement of investment operations July 10, 2008.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d)	Net investment income (loss) (a) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)	Portfolio turnover rate (f)

$6.88	(30.38)%	$5.0	1.13%	2.48%	3.45%	0.16%	0%

APPENDIX A

Past Performance of Bridgeway, Marsico, Northern Cross, Northern Trust Investments,

Westwood, and BFA

The investment performance for each of the funds or composites below indicates the performance of Bridgeway, Marsico, Northern Cross, Northern Trust Investments, Westwood, and BFA in managing substantially similar mutual funds or other accounts with investment objectives, policies, strategies, and risks similar to those of the respective State Farm Mutual Fund (“Fund”) to which each is compared. The “composites” shown below are an aggregation of all accounts managed by Northern Trust Investments that have investment objectives, policies, strategies, and risks that are substantially similar to those of the Funds to which each is compared. The performance below is shown for the one-, five- and ten-year/since inception periods ending December 31, 2008, and does not represent the performance of the Funds. The composite performance data has been provided by Northern Trust Investments. The performance data for the corresponding funds is the historical performance of other investment companies or substantially similar mutual funds managed by Bridgeway, Marsico, Northern Cross, Westwood, or BFA, respectively.

The accounts that are included in the composites provided by Northern Trust Investments are not subject to the same types of expenses to which the Funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act or Subchapter M of the Internal Revenue Code. In fact, the expenses of the accounts included in the composites are lower than the Funds’ expenses. Consequently, if the Funds had been included in the composites, or if the accounts included in the composite had been regulated as investment companies under the federal securities and tax laws, the composites’ performance results would have been lower than what is shown below.

The corresponding funds shown below have lower expenses than the Fund to which each is compared. Accordingly, if the respective Managers had managed the Funds during the same periods presented below, the Funds’ returns would have been lower. The presentation of the investment results of the corresponding funds and composites is not intended to predict or suggest the returns that might be experienced by the Funds or an individual investor in the Funds. Investors should also be aware that the methodology used to calculate performance for the composites is not the SEC standard to calculate total return for mutual funds. As a result, the performance results for the composites may differ from the results calculated according to the SEC’s method.

In addition to comparing each Fund below to the performance of another fund or composite, the Managers have included the performance of each Fund’s broad-based securities market index or indices over the applicable periods. Furthermore, in comparing the State Farm LifePath Funds to the corresponding LifePath Master Portfolios, the Manager has included a customized Blended Benchmark representing hypothetical performance of the respective LifePath Master Portfolio’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indices that are included in the Blended Benchmarks are adjusted quarterly to reflect the LifePath Master Portfolio’s changing asset allocation over time. The following indices are used to calculate the Life-Path Master Portfolios’ Blended Benchmarks: S&P 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, MSCI ACWI ex-US IMI Index, FTSE EPRA/NAREIT Global Real Estate Index, Barclays Capital U.S. Aggregate Bond Index, and Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L).

APPENDIX A continued

Fund		Corresponding Fund or Composite Inception Date Asset Size as of Dec. 31, 2008

Equity Fund		Bridgeway Large Cap Growth Fund
		October 31, 2003
		$77,776,000

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Since Inception(1)

	Bridgeway Large Cap Growth Fund	-45.42%	-4.46%	-3.70%
	Russell 1000® Growth Index	-38.44%	-3.42%	-2.40%
	S&P 500® Index	-37.00%	-2.19%	-0.98%

Equity Fund		Westwood Equity Fund
		January 1, 1987
		$143,260,653

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	Westwood Equity Fund	-33.11%	2.60%	2.83%
	Russell 1000® Value Index	-36.85%	-0.79%	1.45%
	S&P 500® Index	-37.00%	-2.19%	-1.38%

International Equity Fund		Marsico International Opportunities Fund
		June 30, 2000
		$391,000,000

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Since Inception(2)

	Marsico International Opportunities Fund	-50.64%	0.55%	1.04%
	MSCI ACWI® ex-U.S. Index	-45.53%	2.56%	-0.53%
	MSCI EAFE® Free Index	-43.38%	1.66%	-1.37%

International Equity Fund		Northern Cross—Harbor International Fund
		December 29, 1987
		$18,072,967,959

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	Northern Cross—Harbor International Fund	-42.66%	5.73%	6.06%
	MSCI ACWI® ex-U.S. Index	-45.53%	2.56%	1.56%
	MSCI EAFE® Free Index	-43.38%	1.66%	0.80%

S&P 500 Index Fund		S&P 500 Stock Master Portfolio
		May 26, 1994
		$1,690,979,722

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	S&P 500 Stock Master Portfolio	-36.86%	-2.18%	-1.42%
	S&P 500® Index	-37.00%	-2.19%	-1.38%

APPENDIX A continued

Fund		Corresponding Fund or Composite Inception Date Asset Size as of Dec. 31, 2008

Small Cap Index Fund		Northern Trust Global Investments Russell 2000 Equity Index Composite
		November 1, 1987
		$2,544,600,000

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	Northern Trust Global Investments Russell 2000 Equity Index Composite	-33.80%	-0.90%	3.08%
	Russell 2000® Index	-33.79%	-0.93%	3.02%

International Index Fund		Northern Trust Global Investments EAFE Index Composite
		April 1, 1987
		$3,645,900,000

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	Northern Trust Global Investments EAFE Index Composite	-43.16%	1.97%	4.48%
	MSCI EAFE® Free Index	-43.38%	1.66%	4.12%

LifePath Retirement Fund		LifePath Retirement Master Portfolio
		March 1, 1994
		$253,603,618

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	LifePath Retirement Master Portfolio	-14.54%	1.90%	3.36%
	S&P 500 Index	-37.00%	-2.19%	-1.38%
	Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%
	Blended Benchmark	-14.53%	2.42%	3.91%

APPENDIX A continued

Fund		Corresponding Fund or Composite Inception Date Asset Size as of Dec. 31, 2008

LifePath 2020 Fund		LifePath 2020 Master Portfolio
		March 1, 1994
		$1,245,670,812

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	LifePath 2020 Master Portfolio	-24.92%	0.78%	1.43%
	S&P 500 Index	-37.00%	-2.19%	-1.38%
	Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%
	Blended Benchmark	-25.39%	1.13%	2.01%

LifePath 2030 Fund		LifePath 2030 Master Portfolio
		March 1, 1994
		$952,181,034

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	LifePath 2030 Master Portfolio	-30.53%	-0.07%	0.55%
	S&P 500 Index	-37.00%	-2.19%	-1.38%
	Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%
	Blended Benchmark	-31.34%	0.12%	1.03%

LifePath 2040 Fund		LifePath 2040 Master Portfolio
		March 1, 1994
		$720,539,337

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	LifePath 2040 Master Portfolio	-34.90%	-0.94%	-0.41%
	S&P 500 Index	-37.00%	-2.19%	-1.38%
	Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%
	Blended Benchmark	-36.01%	-0.80%	0.14%

LifePath 2050 Fund		LifePath 2050 Master Portfolio
		June 30, 2008
		$6,895,300

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Since Inception(3)

	LifePath 2050 Master Portfolio	N/A	N/A	-31.93%
	S&P 500 Index	N/A	N/A	-28.48%
	Barclays Capital U.S. Aggregate Bond Index	N/A	N/A	4.07%
	Blended Benchmark	N/A	N/A	-32.47%

(1)	Inception Date: October 31, 2003
(2)	Inception Date: June 30, 2000
(3)	Inception Date: June 30, 2008

APPENDIX A continued

The investment performance indicated in the following four tables shows the average annual total returns for the one-, five- and ten-year periods for each of the corresponding funds or composites indicated above, adjusted to reflect the expenses of the Funds, including sales charges where indicated, for the periods ended December 31, 2008. The performance disclosed below is not the performance of the Funds but rather the performance of the corresponding fund or composite adjusted to reflect charges and expenses of the Funds. Although each Fund has substantially similar investment objectives and policies as the corresponding fund or composite, you should not assume that the Funds will have the same future performance as the corresponding fund or composite. For example, any Fund’s future performance may be greater or less than the performance of the corresponding fund or composite due to, among other things, differences in expenses, asset sizes and cash flows between a Fund and the corresponding fund or composite. The performance figures quoted represent past performance and are not intended to indicate future performance. Investment returns and NAV will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The following four tables show the average annualized total returns for the corresponding funds or composites for the one-, five-and ten-year periods ended December 31, 2008. These figures are based on the actual gross investment performance of the corresponding funds or composites. From the gross investment performance figures, the maximum Total Annual Fund Operating Expenses shown on pages 24–26 are deducted to arrive at the net return, except in the case of performance for each LifePath Master Portfolio for which net expenses as shown on pages 24–26 are deducted to arrive at the net return. The first table for each Class reflects a deduction for the maximum applicable sales charge, while the second table for each Class reflects no deduction for sales charge. Performance figures will be lower when sales charges are taken into effect.

APPENDIX A continued

Assuming Class A Shares Total Fund Operating Expenses and

the Maximum Initial Sales Charge Applicable to Class A Shares

Corresponding Fund or Composite (Inception date)	1 Year	5 Years	10 Years or Since Inception
(corresponds to. . . .)
Westwood Equity Fund (January 1, 1987)

(Equity Fund)	-37.64%	0.33%	1.10%
Bridgeway Large Cap Growth Fund (October 31, 2003)

(Equity Fund)	-49.34%	-6.68%	-5.13%
Westwood/Bridgeway Blended Fund (December 31, 2003)(1)

(Equity Fund)	-43.49%	-3.08%	-3.08%
Marsico International Opportunities Fund (June 30, 2000)

(International Equity Fund)	-54.78%	-2.27%	-1.35%
Northern Cross—Harbor International Fund (December 29, 1987)

(International Equity Fund)	-47.20%	2.89%	3.79%
Marsico/Northern Cross—Harbor Blended Fund (December 31, 2000)(2)

(International Equity Fund)	-50.99%	0.35%	1.12%
S&P 500 Index Stock Portfolio (May 26, 1994)

(S&P 500 Index Fund)	-40.76%	-3.92%	-2.68%
Northern Trust Global Investments Russell 2000 Equity Index (November 1, 1987)

(Small Cap Index Fund)	-38.11%	-2.94%	1.52%
Northern Trust Global Investments EAFE Index (April 1, 1987)

(International Index Fund)	-47.28%	-0.41%	-0.77%
LifePath Retirement Master Portfolio (March 1, 1994)

(LifePath Retirement Fund)	-19.85%	-0.17%	1.88%
LifePath 2020 Master Portfolio (March 1, 1994)

(LifePath 2020 Fund)	-29.71%	-1.27%	-0.02%
LifePath 2030 Master Portfolio (March 1, 1994)

(LifePath 2030 Fund)	-35.07%	-2.14%	-0.91%
LifePath 2040 Master Portfolio (March 1, 1994)

(LifePath 2040 Fund)	-39.28%	-3.05%	-1.89%

LifePath 2050 Master Portfolio (June 30, 2008) (LifePath 2050 Fund) does not have one full calendar year of activity.

(1)	Blended Fund assumes a 50/50 split of returns from Westwood and Bridgeway using five full years of data starting December 31, 2003.
(2)	Blended Fund assumes a 50/50 split of returns from Marsico and Northern Cross-Harbor using eight full years of data starting December 31, 2000.

APPENDIX A continued

Assuming Class A Shares Total Fund Operating Expenses and

with No Initial Sales Charge

Corresponding Fund or Composite (Inception date)	1 Year	5 Years	10 Years or Since Inception
(corresponds to. . . .)
Westwood Equity Fund (January 1, 1987)

(Equity Fund)	-34.30%	1.38%	1.62%
Bridgeway Large Cap Growth Fund (October 31, 2003)

(Equity Fund)	-46.61%	-5.70%	-5.13%
Westwood/Bridgeway Blended Fund (December 31, 2003)(1)

(Equity Fund)	-40.46%	-2.07%	-2.07%
Marsico International Opportunities Fund (June 30, 2000)

(International Equity Fund)	-52.31%	-1.25%	-0.77%
Northern Cross—Harbor International Fund (December 29, 1987)

(International Equity Fund)	-44.33%	3.96%	4.33%
Marsico/Northern Cross—Harbor Blended Fund (December 31, 2000)(2)

(International Equity Fund)	-48.32%	1.40%	1.78%
S&P 500 Stock Master Portfolio (May 26, 1994)

(S&P 500 Index Fund)	-37.60%	-2.92%	-2.17%
Northern Trust Global Investments Russell 2000 Equity Index (November 1, 1987)

(Small Cap Index Fund)	-34.80%	-1.93%	2.05%
Northern Trust Global Investments EAFE Index (April 1, 1987)

(International Index Fund)	-44.44%	0.63%	-0.26%
LifePath Retirement Master Portfolio (March 1, 1994)

(LifePath Retirement Fund)	-15.58%	0.87%	2.41%
LifePath 2020 Master Portfolio (March 1, 1994)

(LifePath 2020 Fund)	-25.96%	-0.24%	0.50%
LifePath 2030 Master Portfolio (March 1, 1994)

(LifePath 2030 Fund)	-31.60%	-1.12%	-0.40%
LifePath 2040 Master Portfolio (March 1, 1994)

(LifePath 2040 Fund)	-36.02%	-2.04%	-1.38%

(1)	Blended Fund assumes a 50/50 split of returns from Westwood and Bridgeway using five full years of data starting December 31, 2003.
(2)	Blended Fund assumes a 50/50 split of returns from Marsico and Northern Cross-Harbor using eight full years of data starting December 31, 2000.

APPENDIX A continued

Assuming Class B Shares Total Fund Operating Expenses and

the Redemption at the End of the Applicable Time Period

Corresponding Fund or Composite (Inception date)	1 Year	5 Years	10 Years or Since Inception
(corresponds to. . . .)
Westwood Equity Fund (January 1, 1987)

(Equity Fund)	-38.34%	0.29%	0.91%
Bridgeway Large Cap Growth Fund (October 31, 2003)

(Equity Fund)	-50.04%	-6.83%	-5.97%
Westwood/Bridgeway Blended Fund (December 31, 2003)(1)

(Equity Fund)	-44.19%	-3.20%	-2.79%
Marsico International Opportunities Fund (June 30, 2000)

(International Equity Fund)	-55.38%	-2.30%	-1.41%
Northern Cross—Harbor International Fund (December 29, 1987)

(International Equity Fund)	-47.80%	3.00%	3.71%
Marsico/Northern Cross—Harbor Blended Fund (December 31, 2000)(2)

(International Equity Fund)	-51.59%	0.39%	1.15%
S&P 500 Stock Master Portfolio (May 26, 1994)

(S&P 500 Index Fund)	-41.46%	-4.04%	-2.89%
Northern Trust Global Investments Russell 2000 Equity Index (November 1, 1987)

(Small Cap Index Fund)	-38.81%	-3.05%	1.33%
Northern Trust Global Investments EAFE Index (April 1, 1987)

(International Index Fund)	-47.98%	-0.49%	-0.98%
LifePath Retirement Master Portfolio (March 1, 1994)

(LifePath Retirement Fund)	-20.55%	-0.21%	1.71%
LifePath 2020 Master Portfolio (March 1, 1994)

(LifePath 2020 Fund)	-30.41%	-1.34%	-0.21%
LifePath 2030 Master Portfolio (March 1, 1994)

(LifePath 2030 Fund)	-35.77%	-2.24%	-1.11%
LifePath 2040 Master Portfolio (March 1, 1994)

(LifePath 2040 Fund)	-39.98%	-3.16%	-2.10%

(1)	Blended Fund assumes a 50/50 split of returns from Westwood and Bridgeway using five full years of data starting December 31, 2003.
(2)	Blended Fund assumes a 50/50 split of returns from Marsico and Northern Cross-Harbor using eight full years of data starting December 31, 2000.

APPENDIX A continued

Assuming Class B Shares Total Fund Operating Expenses and

No Redemption at the End of the Applicable Time Period

Corresponding Fund or Composite (Inception date)	1 Year	5 Years	10 Years or Since Inception
(corresponds to. . . .)
Westwood Equity Fund (January 1, 1987)

(Equity Fund)	-35.00%	0.66%	0.91%
Bridgeway Large Cap Growth Fund (October 31, 2003)

(Equity Fund)	-47.31%	-6.44%	-5.97%
Westwood/Bridgeway Blended Fund (December 31, 2003)(1)

(Equity Fund)	-41.16%	-2.79%	-2.79%
Marsico International Opportunities Fund (June 30, 2000)

(International Equity Fund)	-52.91%	-1.90%	-1.41%
Northern Cross—Harbor International Fund (December 29, 1987)

(International Equity Fund)	-44.93%	3.33%	3.71%
Marsico/Northern Cross—Harbor Blended Fund (December 31, 2000)(2)

(International Equity Fund)	-48.92%	0.76%	1.15%
S&P 500 Stock Master Portfolio (May 26, 1994)

(S&P 500 Index Fund)	-38.30%	-3.64%	-2.89%
Northern Trust Global Investments Russell 2000 Equity Index Composite (November 1, 1987)

(Small Cap Index Fund)	-35.50%	-2.65%	1.33%
Northern Trust Global Investments EAFE Index Composite (April 1, 1987)

(International Index Fund)	-45.14%	-0.11%	-0.98%
LifePath Retirement Master Portfolio (March 1, 1994)

(LifePath Retirement Fund)	-16.28%	0.17%	1.71%
LifePath 2020 Master Portfolio (March 1, 1994)

(LifePath 2020 Fund)	-26.66%	-0.95%	-0.21%
LifePath 2030 Master Portfolio (March 1, 1994)

(LifePath 2030 Fund)	-32.30%	-1.84%	-1.11%
LifePath 2040 Master Portfolio (March 1, 1994)

(LifePath 2040 Fund)	-36.72%	-2.76%	-2.10%

(1)	Blended Fund assumes a 50/50 split of returns from Westwood and Bridgeway using five full years of data starting December 31, 2003.
(2)	Blended Fund assumes a 50/50 split of returns from Marsico and Northern Cross-Harbor using eight full years of data starting December 31, 2000.

ADDITIONAL INFORMATION ABOUT THE FUNDS

You can obtain more information about the Trust’s investments and performance in its annual and semiannual reports to shareowners. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. You may also wish to read the SAI for more information about the Funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated in this prospectus by reference.

You can obtain free copies of the Trust’s semiannual and annual report and the SAI, request other information, and discuss your questions about the Funds by writing or calling:

State Farm Mutual Funds

P.O. Box 219548

Kansas City, MO 64121-9548

800-447-4930

The Trust also makes its SAI, semi-annual report and annual report available free of charge at its website, http://www.statefarm.com/mutual/sc/forms.asp.

Public Information. You can review and copy information about the Trust and each Fund, including the SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-202-551-8090. Reports and other information about the Trust and the Funds also are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-1520.

For purposes of any electronic version of this prospectus, any URL is an inactive textual reference only. We have taken steps to ensure that all URLs in this prospectus were inactive at the time we created any electronic version of this prospectus.

INVESTMENT CO. ACT FILE NO. 811-10027

P.O. Box 219548 Kansas City, MO 64121-9548	U.S. Postage PAID Davenport, IA Permit No. 14
FORWARDING SERVICE REQUESTED	PRESORTED STANDARD

State Farm Mutual Funds® are offered by: State Farm VP Management Corp. One State Farm Plaza Bloomington, Illinois 61710-0001	Not FDIC Insured	•No Bank Guarantee •May Lose Value

1-800-447-4930

statefarm.com®

120-6345.13-CH	Printed in U.S.A.

May 1, 2009

State Farm Mutual Fund Trust

PROSPECTUS

Class R-1, R-2, and R-3 Shares

State Farm Equity Fund

State Farm Small/Mid Cap Equity Fund

State Farm International Equity Fund

State Farm S&P 500 Index Fund

State Farm Small Cap Index Fund

State Farm International Index Fund

State Farm Equity and Bond Fund

State Farm Bond Fund

State Farm Money Market Fund

State Farm LifePath® Retirement Fund

State Farm LifePath 2020® Fund

State Farm LifePath 2030® Fund

State Farm LifePath 2040® Fund

State Farm LifePath 2050® Fund

To learn about electronic delivery of mutual funds documents and how to enroll, go to www.statefarm.com, click on Mutual Funds, and then click on Electronic Document Delivery

State Farm Mutual Fund Trust

Class R-1 Shares

Class R-2 Shares

Class R-3 Shares

	R-1	R-2	R-3
• State Farm Equity Fund	SREOX	SRETX	SREHX
• State Farm Small/Mid Cap Equity Fund	RSEOX	RSETX	RSEHX
• State Farm International Equity Fund	RIEOX	RIETX	RIEHX
• State Farm S&P 500 Index Fund	RSPOX	RSPTX	RSPHX
• State Farm Small Cap Index Fund	RSIOX	RSITX	RSIHX
• State Farm International Index Fund	RIIOX	RIITX	RIIHX
• State Farm Equity and Bond Fund	REBOX	REBTX	REBHX
• State Farm Bond Fund	SRBOX	SRBTX	SRBHX
• State Farm Money Market Fund	SFIXX	SFWXX	SFEXX
• State Farm LifePath® Retirement Fund	RLROX	RLRTX	RLRHX
• State Farm LifePath 2020® Fund	RAWOX	RAWTX	RAWHX
• State Farm LifePath 2030® Fund	RAYOX	RAYTX	RAYHX
• State Farm LifePath 2040® Fund	RAUOX	RAUTX	RAUHX
• State Farm LifePath 2050® Fund	RAVRX	RAVSX

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

PROSPECTUS—MAY 1, 2010

STATE FARM EQUITY FUND

Investment Objective:

The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum Account Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	R-1	R-2	R-3
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	R-1	R-2	R-3
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIMC”) monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Bridgeway invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines “large stocks” as the largest 500 U.S. companies as measured by market capitalization (stock market worth). Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund according to proprietary quantitative models. At least 80% of Bridgeway’s portion of the Equity Fund’s net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit

1

Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance does not necessarily indicate how it will perform in the future.

Equity Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]% during the [      ] quarter of [        ].

The following tables illustrate certain risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Standard & Poor’s 500 Stock Index. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

Equity Fund	1-Year	5-Year	9/13/2004 to 12/31/2009
Class R-1
Class R-2
Class R-3
S&P 500 Index

(The S&P 500 Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies representing an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the S&P 500 Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the S&P 500 Index to no reflect any deductions for taxes.)

2

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

Bridgeway	John Montgomery	President	15

	Elena Khoziaeva	Investment Team Member	10

	Michael Whipple	Investment Team Member	6

	Rasool Shaik	Investment Team Member	2

Westwood	Susan M. Byne	Chairman, CIO	25

	Mark R. Freeman	Senior Vice President	9

	Kellie R. Stark	Senior Vice President	16

	Scott D. Lawson	Vice President	5

	Jay K. Singhania	Vice President	7

For important information about purchase of Fund shares, tax information, and financial intermediary compensation, please turn to page [—] of the Prospectus.

3

STATE FARM SMALL/MID CAP EQUITY FUND

Investment Objective:

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum Account Fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	R-1	R-2	R-3
After 1 year	$	$	$
After 3 years	$	$	$
After 5 years	$	$	$
After 10 years	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Rainier Investment Management, Inc. (“Rainier”), select investments for the Small/Mid Cap Equity Fund. Bridgeway and Rainier each manage approximately one-half of the Small/Mid Cap Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Bridgeway

Bridgeway invests its segment of the Fund in a diversified portfolio of small and mid-capitalization stocks. Bridgeway defines “small and mid-capitalization stocks” as those stocks issued by companies smaller than the largest 500 U.S. companies as measured by market capitalization (stock market worth). Bridgeway selects stocks using its proprietary quantitative investment models which consider multiple factors.

Bridgeway invests in small and mid-capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

Bridgeway may invest up to 10% of its segment of the Fund’s assets in equity securities and depositary receipts of foreign companies.

Rainier

Rainier invests its segment of the Fund primarily (at least 80%) in the common stock of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index, an index that includes the smallest 800 securities in the Russell 1000® Index.

The portfolio managed by Rainier will invest in a blend of stocks with both growth and value characteristics. In selecting common stock for purchase by the Small/Mid Cap Equity Fund, Rainier emphasizes companies that it believes are likely to demonstrate superior business fundamentals, such

4

as revenue and earnings growth; sustainable competitive advantage; potential for positive price or business catalysts, including earnings surprise or market expansion; disciplined management with shareholder focus; and attractive relative valuations.

Rainier may invest up to 20% of its segment of the Fund’s assets in equity securities and depositary receipts of foreign companies.

Rainier considers the sale of specific common stock when fundamentals deteriorate; when a stock reaches or surpasses its price target; or when better opportunities are perceived in alternative stocks.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance does not necessarily indicate how it will perform in the future.

Small/Mid Cap Equity Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [       ] quarter of [        ].

Worst quarter: [        ]% during the [       ] quarter of [        ].

5

The following tables illustrate certain risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Russell 2500 Index. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.

Small/Mid Cap Equity Fund	1-Year	5-Year	9/13/2004 to 12/31/2009
Class R-1
Class R-2
Class R-3
Russell 2500 Index

(The Russell 2500 Index is a capitalization-weighted measure of the performance of the 2500 smallest securities in the Russell 3000 Index representing an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the Russell 2500 Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Russell 2500 Index do not reflect any deductions for taxes.)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by Bridgeway and Ranier.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

Bridgeway	John Montgomery	President	15

	Elena Khoziaeva	Investment Team Member	10

	Michael Whipple	Investment Team Member	6

	Rasool Shaik	Investment Team Member	2

Ranier	Daniel M. Brewer	Senior Portfolio Manager	More than 5

	Mark W. Broughton	Senior Portfolio Manager	More than 5

	Mark H. Dawson	Senior Portfolio Manager	More than 5

	James R. Margard	Chief Investment Officer	More than 5

	Peter M. Musser	Senior Portfolio Manager	More than 5

	Andrea F. Durbin	Senior Portfolio Manager	More than 5

	Stacie L. Cowell	Senior Portfolio Manager	4

For important information about purchase of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

6

STATE FARM INTERNATIONAL EQUITY FUND

Investment Objective:

The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum Account Fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	R-1	R-2	R-3
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Marsico

Marsico invests its portion of the International Equity Fund primarily in foreign equity securities issued by companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis with ‘bottom-up’ stock selection.

Northern Cross

Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies in which it believes have the potential for long term margin expansion. Northern Cross focuses on equities priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions Northern Cross will invest its portion of the International Equity Fund in 70-90 companies with a diversified representation of sectors. Northern Cross may invest up to 20% of its portion of the International Equity Fund in emerging markets. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a

7

deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance does not necessarily indicate how it will perform in the future.

International Equity Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]% during the [       ] quarter of [        ].

The following tables illustrate certain risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the [            ] Index. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

International Equity Fund	1-Year	5-Year	9/13/2004 to 12/31/2009
Class R-1
Class R-2
Class R-3
MSCI ACWI ex.U.S. Index

(The MSCI All Country World Index (ex-U.S.) Index is a free float adjusted market capitalization index that is designed to measure equity performance in global developed and emerging markets; excluding the United States and represents an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the MSCI ACWI ex-U.S. Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the MSCI ACWI ex-U.S. Index do not reflect any deductions for taxes)

8

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by Marsico and Northern Cross.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

Marsico	James G. Gendelman	Portfolio Manager	9

Northern Cross	Howard Appleby	Principal	5

	James LaTorre	Principal	5

	Edward E. Wendell, Jr.	Principal	5

	Jean-Francois Ducrest	Principal	5

For important information about purchase of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

9

STATE FARM S&P 500 INDEX FUND

Investment Objective:

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum Account Fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	R-1	R-2	R-3
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio (the “Master Fund”). That series, called the S&P 500 Stock Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Stock Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives. BlackRock Fund Advisors (“BFA”) is the investment adviser to the S&P 500 Stock Master Portfolio.

BFA seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s Corporation Ratings Group (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:

•	market value

•	industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

•	trading activity, to ensure ample liquidity and efficient share pricing

•	fundamental analysis, to ensure that companies in the S&P 500 Index are stable

10

The S&P 500 Stock Master Portfolio pursues its investment objective by:

•	investing in all of the securities that make up the S&P 500 Index

•	investing in these securities in proportions that match the weightings of the S&P 500 Index

Under normal operating conditions, the S&P 500 Stock Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance does not necessarily indicate how it will perform in the future.

S&P 500 Index Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]%, during the [        ] quarter of [       ].

The following tables illustrate certain risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the S&P 500 Index. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

S&P 500 Index Fund	1-Year	5-Year	9/13/2004 to 12/31/2009
Class R-1
Class R-2
Class R-3
S&P 500 Index

(The S&P 500 Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies representing an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the S&P 500 Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the S&P 500 Index to no reflect any deductions for taxes.)

11

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Diane Hsiung	Director	Since 2008

	Greg Savage	Managing Director	Since 2008

	Edward Corallo	Managing Director	Since 2009

	Christopher Bliss	Managing Director	Since 2009

	Jennifer Hsui	Managing Director	Since 2009

For important information about tax information and financial intermediary compensation, please turn to page [    ] of the Prospectus.

12

STATE FARM SMALL CAP INDEX FUND

Investment Objective:

The State Farm Small Cap Index Fund (the “Small Cap Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum Account Fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	R-1	R-2	R-3
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Northern Trust Investments, sub-adviser to the Small Cap Index Fund, seeks to achieve investment performance for the Small Cap Index Fund that is similar to the Russell 2000 Index.

The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies in the U.S. and eliminating the largest 1,000 of those companies.

The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000 Index based upon replication and optimization modeling techniques.

Under normal operating conditions, the Small Cap Index Fund seeks to invest at least 80% of its total assets in the equity securities included in the Russell 2000 Index, in weights that approximate the relative composition of the securities contained in the index.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

13

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this fund will succeed in its attempt to match such performance.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance does not necessarily indicate how it will perform in the future.

Small Cap Index Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [    ] quarter of [        ].

Worst quarter: [        ]% during the [    ] quarter of [        ].

The following tables illustrate certain risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Russell 2000 Index. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

Small Cap Index Fund	1-Year	5-Year	9/13/2004 to 12/18/2000
Class R-1
Class R-2
Class R-3
Russell 2000 Index

(The Russell 2000 Index tracks the common stock performance of the 2000 smallest U.S. companies in the Russell 3000 Index and represents an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the Russell 2000 Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Russell 2000 Index do not reflect any deductions for taxes)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by Northern Trust Investments.

Portfolio Managers – Brent Reeder is the portfolio manager primarily responsible for the day to day management of the Fund. Mr. Reeder is a Senior Vice president and has been with Northern Trust Investments for 16 years.

For important information about purchase of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

14

STATE FARM INTERNATIONAL INDEX FUND

Investment Objective:

The State Farm International Index fund (the “International Index Fund’ or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley International Europe, Australasia, and Far East Free Index (“EAFE Free Index”).

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum Account Fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	R-1	R-2	R-3
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Northern Trust Investments, sub-adviser to the International Index Fund, seeks to achieve investment performance for the International Index Fund that is similar to the EAFE Free Index. The International Index Fund selects a representative sample of the securities contained in the EAFE Free Index based upon replication and optimization modeling techniques. Under normal operating conditions, the International Index Fund seeks to invest at least 80% of its total assets in the equity securities included in the EAFE Free Index, in weights that approximate the relative composition of the securities contained in the index.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than

15

investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this fund will succeed in its attempt to match such performance.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance does not necessarily indicate how it will perform in the future.

International Index Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [      ] quarter of [      ].

Worst quarter: [      ]%, during the [      ] quarter of [      ].

The following tables illustrate certain risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the EAFE Free Index. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

International Index Fund	1-Year	5-Year	9/13/2004 to 12/31/2009
Class R-1
Class R-2
Class R-3
EAFE Free Index

(The EAFE Free Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East and takes into account local market restrictions on share ownership by foreigners and represents an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the EAFE Free Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the EAFE Free Index do not reflect any deductions for taxes.)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by Northern Trust Investments.

Portfolio Managers – Shaun Murphy is the portfolio manager primarily responsible for the day to day management of the Fund. Shaun Murphy is a Senior Vice President and has been with Northern Trust Investments for 6 years.

For important information about purchase of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

16

STATE FARM EQUITY AND BOND FUND

Investment Objective:

The State Farm Equity and Bond Fund (the “Equity and Bond Fund” or the “Fund”) seeks long term growth of principal while providing some current income.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum Account Fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	R-1	R-2	R-3
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund. Though the Equity and Bond Fund is not an asset allocation or market timing mutual fund, it does, from time to time, adjust the amount of its assets invested in each underlying Fund as economic, market and financial conditions warrant. Please refer to the descriptions of the investments of the State Farm Equity Fund and the State Farm Bond Fund for a discussion of the portfolio securities of these Funds and the risks associated with each.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than

17

investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The investment adviser or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

An investment in this Fund may be appropriate for you if you are seeking long term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in this Fund if you have a short term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuation.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance does not necessarily indicate how it will perform in the future.

Equity and Bond Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [       ] quarter of [      ].

Worst quarter: [      ]%, during the [       ] quarter of [      ].

18

The following tables illustrate certain risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to a blended benchmark using 60% Russell 1000 Value Index and 40% BlackRock Capital U.S. Aggregate Bond Index. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

Equity and Bond Fund	1-Year	5-Year	9/13/2004 to 12/31/2009
Class R-1
Class R-2
Class R-3
Russell 1000 Value Index
BlackRock Capital U.S. Aggregate Bond Index
Blended Benchmark

(The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth rates. The BlackRock Capital U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset backed debt securities with maturities less than one year. These indices represent unmanaged groups of stocks that differ from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Russell 1000 Value Index and the BlackRock Capital U.S. Aggregate Bond Index do not reflect any deductions for taxes.)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The equity portion of the Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

Bridgeway	John Montgomery	President	15

	Elena Khoziaeva	Investment Team Member	10

	Michael Whipple	Investment Team Member	6

	Rasool Shaik	Investment Team Member	2

Westwood	Susan M. Byne	Chairman, CIO	25

	Mark R. Freeman	Senior Vice President	9

	Kellie R. Stark	Senior Vice President	16

	Scott D. Lawson	Vice President	5

	Jay K. Singhania	Vice President	7

SFIMC	Donald Heltner	Vice President – Fixed Income	7

	Duncan Funk	Assistant Vice President – Fixed Income	12

For important information about purchase of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

19

STATE FARM BOND FUND

Investment Objective:

The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum Account Fee	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	R-1	R-2	R-3
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.” The Bond Fund may invest in any of the following instruments:

•	Corporate Debt Securities: investment grade securities issued by domestic and foreign corporations and to a limited extent (up to 20% of its assets), in lower rated securities

•	U.S. Government Debt Securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

•	Foreign Government Debt Securities: investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars

•	Asset Backed and Mortgage Backed Securities: investment grade securities backed by mortgages, consumer loans and other assets

•

Other Issuer Debt Securities: the Fund may invest up to 20% of its assets in investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•	Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be

20

purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The investment adviser or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Bond Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]%, during the [       ] quarter of [        ].

21

The following tables illustrate certain risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Barclays Capital U.S. Aggregate Bond Index. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

Bond Fund	1-Year	5-Year	9/13/2004 to 12/31/2009
Class R-1
Class R-2
Class R-3
Barclays Capital U.S. Aggregate Bond Index

(The Barclays Capital U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset backed debt securities with maturities less than one year and represents an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the Barclays Capital U.S. Aggregate Bond Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Barclays Capital U.S. Aggregate Bond Index do not reflect any deductions for taxes.)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

Name	Title	Length of Service

Donald Heltner	Vice President – Fixed Income	7

Duncan Funk	Assistant Vice President – Fixed Income	12

For important information about purchase of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

22

STATE FARM MONEY MARKET FUND

Investment Objective:

The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)
Maximum deferred sales charge (load)
Maximum Account Fee

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	R-1	R-2	R-3
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [        ]% of the average value of its portfolio.

Principal Investment Strategies

Unlike the other Funds, the Money Market Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you often may lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan

23

Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

The person should consider investing in the Money Market Fund if he or she requires stability of principal is seeking an investment for the cash portion of an asset allocation plan or is looking for an investment with a lower degree of risk. A person may not want to invest in the Money Market Fund if he or she is seeking an investment that is likely to significantly outpace inflation, is investing for retirement or other longer term goals, or is investing for growth or maximum current income.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance does not necessarily indicate how it will perform in the future.

Money Market Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]%, during the [       ] quarter of [        ].

The following table shows average annual total return before taxes for the Money Market Fund. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

Money Market Fund	1-Year	5-Year	9/13/2004 to 12/31/2009
Class R-1
Class R-2

The Money Market Fund’s current seven-day yield on December 31, 2009 was [        ] for Legacy Class A shares and [        ] for Legacy Class B shares.

Fund Management

SFIMC serves as the investment adviser to the Fund.

For important information about purchase of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

24

STATE FARM LIFEPATH RETIREMENT FUND

Investment Objective:

The LifePath Retirement Fund is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)
Maximum deferred sales charge (load)
Maximum Account Fee

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses
Less: Contractual Waivers
Net Expenses

BFA, the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the “contractual waiver”). Barclays may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	R-1	R-2	R-3
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The LifePath Retirement Fund invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds.

Each LifePath Fund seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss in exchange for the potential to achieve higher long-term returns. Each LifePath Fund has its own time horizon, which affects the targeted risk level of the LifePath Fund and, in turn, its asset allocation.

The LifePath Retirement Fund is designed for investors seeking current income and moderate long-term growth of capital.

25

As of March 31, 2010, the LifePath Retirement Fund held approximately     % of its assets in Underlying Funds that invest primarily in equity securities,     % of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Because the LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Fund’s risk profile.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

26

•

Liquidity Risk. The Manager or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

•

Market Trading Risks. Through their investments in the LifePath Master Portfolios, the LifePath Funds indirectly are subject to the risk that an active and liquid trading market may not develop or may cease to exist for Underlying Funds that are Exchange Traded Funds (“ETFs”). ETFs are listed and traded on securities exchanges. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV per share. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

•

Model Risk. Although the investment model used to manage the LifePath Funds’ assets has been developed and refined over many years, neither the LifePath Funds nor BFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the LifePath Funds or BFA offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance does not necessarily indicate how it will perform in the future.

LifePath Retirement Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [         ] quarter of [        ].

Worst quarter: [      ]% during the [         ] quarter of [        ].

The following tables illustrate certain risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.

27

LifePath Retirement Fund	1-Year	5-Year	9/13/2004 to 12/31/2009
Class R-1
Class R-2
Class R-3
Blended Benchmark
S&P 1500 Index
Barclays Capital U.S. Aggregate Bond Index
MSCI All Country World Index ex US IMI Index
MSCI All Country World Index ex USA
Citigroup 3-Month Treasury Bill Index(4)
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
FTSE EPRA/NAREIT Global Real Estate Index
Cohen & Steers Realty Majors Index

The LifePath Retirement Fund’s custom benchmark is a hypothetical representation of the performance of the LifePath Retirement Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Fund’s custom benchmark are adjusted quarterly to reflect the LifePath Retirement Fund’s changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath Retirement Fund’s custom benchmark: S&P 500 Index®, S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

The indices above represent an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the indices above do not reflect any deductions for taxes

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

For important information about tax information and financial intermediary compensation, please turn to page [    ] of the Prospectus.

28

STATE FARM LIFEPATH 2020

Investment Objective:

The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)
Maximum deferred sales charge (load)
Maximum Account Fee

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses
Less: Contractual Waivers
Net Expenses

BFA, the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the “contractual waiver”). Barclays may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	R-1	R-2	R-3
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2020 Fund invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds.

Each LifePath Fund seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss in exchange for the potential to achieve higher long-term returns. Each LifePath Fund has its own time horizon, which affects the targeted risk level of the LifePath Fund and, in turn, its asset allocation.

29

The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2010, the LifePath 2020 Portfolio held approximately     % of its assets in Underlying Funds that invest primarily in equity securities,     % of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally,

30

these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The Manager or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

•

Market Trading Risks. Through their investments in the LifePath Master Portfolios, the LifePath Funds indirectly are subject to the risk that an active and liquid trading market may not develop or may cease to exist for Underlying Funds that are Exchange Traded Funds (“ETFs”). ETFs are listed and traded on securities exchanges. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV per share. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

•

Model Risk. Although the investment model used to manage the LifePath Funds’ assets has been developed and refined over many years, neither the LifePath Funds nor BFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the LifePath Funds or BFA offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

The LifePath 2020 Fund must maintain cash balances to meet redemption requests, which may lower overall fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance does not necessarily indicate how it will perform in the future.

LifePath 2020 Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [        ] quarter of [        ].

Worst quarter: [      ]%, during the [        ] quarter of [        ].

The following tables illustrate certain risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.

31

LifePath 2020 Fund	1-Year	5-Year	9/13/2004 to 12/31/2009
Class R-1
Class R-2
Class R-3
Blended Benchmark
S&P 1500 Index
Barclays Capital U.S. Aggregate Bond Index
MSCI All Country World Index ex US IMI Index
MSCI All Country World Index ex USA
Citigroup 3-Month Treasury Bill Index(4)
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
FTSE EPRA/NAREIT Global Real Estate Index
Cohen & Steers Realty Majors Index

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

The indices above represent an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the indices above do not reflect any deductions for taxes

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

For important information about tax information and financial intermediary compensation, please turn to page [    ] of the Prospectus.

32

STATE FARM LIFEPATH 2030

Investment Objective:

The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)
Maximum deferred sales charge (load)
Maximum Account Fee

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses
Less: Contractual Waivers
Net Expenses

BFA, the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the “contractual waiver”). Barclays may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	R-1	R-2	R-3
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2030 Fund invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds.

Each LifePath Fund seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss in exchange for the potential to achieve higher long-term returns. Each LifePath Fund has its own time horizon, which affects the targeted risk level of the LifePath Fund and, in turn, its asset allocation.

33

The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2010, the LifePath 2030 Portfolio held approximately     % of its assets in Underlying Funds that invest primarily in equity securities,     % of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers.

34

Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The Manager or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

•

Market Trading Risks. Through their investments in the LifePath Master Portfolios, the LifePath Funds indirectly are subject to the risk that an active and liquid trading market may not develop or may cease to exist for Underlying Funds that are Exchange Traded Funds (“ETFs”). ETFs are listed and traded on securities exchanges. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV per share. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

•

Model Risk. Although the investment model used to manage the LifePath Funds’ assets has been developed and refined over many years, neither the LifePath Funds nor BFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the LifePath Funds or BFA offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

The LifePath 2030 Fund must maintain cash balances to meet redemption requests, which may lower overall fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance does not necessarily indicate how it will perform in the future.

LifePath 2030 Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [        ] quarter of [        ].

Worst quarter: [      ]% during the [        ] quarter of [        ].

The following tables illustrate certain risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.

35

LifePath 2030 Fund	1-Year	5-Year	9/13/2004 to 12/31/2009
Class R-1
Class R-2
Class R-3
Blended Benchmark
S&P 1500 Index
Barclays Capital U.S. Aggregate Bond Index
MSCI All Country World Index ex US IMI Index
MSCI All Country World Index ex USA
Citigroup 3-Month Treasury Bill Index(4)
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
FTSE EPRA/NAREIT Global Real Estate Index
Cohen & Steers Realty Majors Index

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

The indices above represent an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the indices above do not reflect any deductions for taxes

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

For important information about tax information and financial intermediary compensation, please turn to page [    ] of the Prospectus.

36

STATE FARM LIFEPATH 2040

Investment Objective:

The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)
Maximum deferred sales charge (load)
Maximum Account Fee

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses
Less: Contractual Waivers
Net Expenses

BFA, the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the “contractual waiver”). Barclays may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	R-1	R-2	R-3
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2040 Fund invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds.

Each LifePath Fund seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss in exchange for the potential to achieve higher long-term returns. Each LifePath Fund has its

37

own time horizon, which affects the targeted risk level of the LifePath Fund and, in turn, its asset allocation.

The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2010, the LifePath 2040 Portfolio held approximately     % of its assets in Underlying Funds that invest primarily in equity securities,     % of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the

38

creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The Manager or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

•

Market Trading Risks. Through their investments in the LifePath Master Portfolios, the LifePath Funds indirectly are subject to the risk that an active and liquid trading market may not develop or may cease to exist for Underlying Funds that are Exchange Traded Funds (“ETFs”). ETFs are listed and traded on securities exchanges. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV per share. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

•

Model Risk. Although the investment model used to manage the LifePath Funds’ assets has been developed and refined over many years, neither the LifePath Funds nor BFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the LifePath Funds or BFA offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

The LifePath 2040 Fund must maintain cash balances to meet redemption requests, which may lower overall fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance does not necessarily indicate how it will perform in the future.

LifePath 2040 Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [        ] quarter of [        ].

Worst quarter: [      ]%, during the [        ] quarter of [        ].

The following tables illustrate certain risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Blended Benchmark. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.

39

LifePath 2040 Fund	1-Year	5-Year	9/13/2004 to 12/31/2009
Class R-1
Class R-2
Class R-3
Blended Benchmark
S&P 1500 Index
Barclays Capital U.S. Aggregate Bond Index
MSCI All Country World Index ex US IMI Index
MSCI All Country World Index ex USA
Citigroup 3-Month Treasury Bill Index(4)
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
FTSE EPRA/NAREIT Global Real Estate Index
Cohen & Steers Realty Majors Index

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

The indices above represent an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the indices above do not reflect any deductions for taxes

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

For important information about tax information and financial intermediary compensation, please turn to page [    ] of the Prospectus.

40

STATE FARM LIFEPATH 2050

Investment Objective:

The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	R-1	R-2
Maximum sales charge (load) imposed on purchases (as a % of offering price)
Maximum deferred sales charge (load)
Maximum Account Fee

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses
Less: Contractual Waivers
Net Expenses

BFA, the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the “contractual waiver”). Barclays may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	R-1	R-2
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2050 Fund invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds.

Each LifePath Fund seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss in exchange for the potential to achieve higher long-term returns. Each LifePath Fund has its own time horizon, which affects the targeted risk level of the LifePath Fund and, in turn, its asset allocation.

The LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year

41

2050. As of March 31, 2010, the LifePath 2050 Portfolio held approximately     % of its assets in Underlying Funds that invest primarily in equity securities,     % of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

42

•

Liquidity Risk. The Manager or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

•

Market Trading Risks. Through their investments in the LifePath Master Portfolios, the LifePath Funds indirectly are subject to the risk that an active and liquid trading market may not develop or may cease to exist for Underlying Funds that are Exchange Traded Funds (“ETFs”). ETFs are listed and traded on securities exchanges. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV per share. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

•

Model Risk. Although the investment model used to manage the LifePath Funds’ assets has been developed and refined over many years, neither the LifePath Funds nor BFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the LifePath Funds or BFA offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

The LifePath 2050 Fund must maintain cash balances to meet redemption requests, which may lower overall fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance does not necessarily indicate how it will perform in the future.

Insert bar Chart for [                ] from page [    ]

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [        ] quarter of [        ].

Worst quarter: [      ]%, during the [        ] quarter of [        ].

The following tables illustrate certain risks of investing in the Fund by comparing the Fund’s average annual total return (before and after taxes) for the periods listed to the Blended Benchmark. The information in the performance tables is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance (before and after taxes) doesn’t necessarily indicate how it will perform in the future.

43

LifePath 2050 Fund	1-Year	07/14/2008 to 12/31/2009
Class R-1
Class R-2
Blended Benchmark
S&P 500 Index
Barclays Capital U.S. Aggregate Bond Index
MSCI All Country World Index ex US IMI Index
MSCI All Country World Index ex USA
Citigroup 3-Month Treasury Bill Index(4)
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
FTSE EPRA/NAREIT Global Real Estate Index
Cohen & Steers Realty Majors Index

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

The indices above represent an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the indices above do not reflect any deductions for taxes.

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

For important information about tax information and financial intermediary compensation, please turn to page [    ] of the Prospectus.

44

ADDITIONAL INFORMATION

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Dividends and capital gain distributions you receive from the Fund also may be subject to state and local taxes.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

INVESTOR PROFILE

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, and the International Index Fund each invests a significant portion of its assets in equity securities, which represent an ownership interest in a business and the value of which fluctuates widely over short or even extended periods in response to company, market or economic news. These Funds are designed for investors with long-term investment objectives similar to those expressed by the applicable Fund.

You may want to invest in these Funds if you can tolerate the price fluctuations and volatility that are inherent in investing in a mutual fund that primarily invests in equity securities, want to diversify your investments, are seeking a growth investment as part of an asset allocation program or are investing for retirement or other goals that are many years in the future. You may not want to invest in these Funds if you are investing with a shorter investment time horizon in mind, are seeking income rather than capital appreciation or are uncomfortable with an investment whose value is likely to vary substantially.

You may want to invest in the Equity and Bond Fund and/or one or more LifePath Funds if you are seeking long-term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in these Funds if you have a short-term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuations.

You may want to invest in the Bond Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Bond Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

The person should consider investing in the Money Market Fund if he or she requires stability of principal, is seeking an investment for the cash portion of an asset allocation plan or is looking for an investment with a lower degree of risk. A person may not want to invest in the Money Market Fund if he or she is seeking an investment that is likely to significantly outpace inflation, is investing for retirement or other longer-term goals, or is investing for growth or maximum current income.

45

ADVISER RELATED PERFORMANCE

Most of the Funds were modeled after either another mutual fund that BFA, Bridgeway, Marsico, Northern Cross, Westwood manages or a composite of accounts that Northern Trust Investments manages, as shown below:

Fund	Corresponding Fund or Composite

Equity Fund	Bridgeway Large Cap Growth Fund Westwood Equity Fund

Small/Mid Cap Equity Fund	No comparable fund

International Equity Fund	Marsico International Opportunities Fund Northern Cross – Harbor International Fund

S&P 500 Index Fund	S&P 500 Stock Master Portfolio

Small Cap Index Fund	Northern Trust Global Investments Russell 2000 Equity Index Composite

International Index Fund	Northern Trust Global Investments EAFE Index Composite

Equity and Bond Fund	No comparable fund

Bond Fund	No comparable fund

Money Market Fund	No comparable fund

State Farm LifePath Retirement Fund	LifePath Retirement Master Portfolio

State Farm LifePath 2020 Fund	LifePath 2020 Master Portfolio

State Farm LifePath 2030 Fund	LifePath 2030 Master Portfolio

State Farm LifePath 2040 Fund	LifePath 2040 Master Portfolio

State Farm LifePath 2050 Fund	LifePath 2050 Master Portfolio

The investment policy of each Fund is substantially similar to its corresponding fund or composite. Attached as Appendix A to this Prospectus is the investment performance for each corresponding fund or composite. The data provided in Appendix A is provided to illustrate the past performance of Northern Trust Investments, Bridgeway, Marsico, Northern Cross, Westwood, and BFA in managing similar types of investment mandates.

46

HOW THE FUNDS INVEST

Each Fund has its own investment objective. The Trust’s Board of Trustees may change these investment objectives without a vote of the Trust’s shareholders. A Fund will provide shareholders with at least 60 days prior notice of any change in an investment objective.

The following discussion provides additional information about how certain Funds invest. The first part of this discussion relates to how the Funds, other than the State Farm LifePath Funds, invest. The second part of the discussion relates to how the State Farm LifePath Funds invest.

How the State Farm non-LifePath Funds Invest

Under ordinary circumstances, each Fund is substantially fully invested. Except for the Equity Index Funds and the Money Market Fund, each Fund may take a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions. If the Manager or sub-adviser to a Fund determines that market or economic conditions warrant a temporary defensive position, the Funds each manage (or the applicable portion of such Fund) may hold up to 100% of their assets in cash, cash equivalents or other temporary investments such as short-term government or corporate obligations. During those periods, a Fund’s assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

Each Fund may also:

•	Lend securities to financial institutions, enter into repurchase agreements and purchase securities on a when-issued or forward commitment basis; and

•

Invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of a Fund’s assets may be invested in foreign money market securities unless such securities are backed by a U.S. parent financial institution.

Except for the Equity Index Funds, each Fund may, from time to time, borrow money in amounts up to 33 1/3% of its total assets (including the amount borrowed) for temporary purposes to pay for redemptions. A Fund may not purchase additional securities when borrowings exceed 5% of its total assets (including the amount borrowed).

Except for the segment of the Small/Mid Cap Equity Fund sub-advised by Rainier, the Funds do not generally anticipate engaging in active and frequent trading of portfolio securities as a principal investment strategy.

Due to a sell discipline based in part on price targets, Rainier’s segment of the Small/Mid Cap Equity Fund may be actively traded. This is particularly true in a market environment where securities prices are rising rapidly. Generally, the rate of portfolio turnover will not be a deciding factor in Rainier’s determining whether to sell or hold securities for its segment of the Small/Mid Cap Equity Fund. A high portfolio turnover rate (100% or more) in that portion of the Small/Mid Cap Equity Fund has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which would negatively affect overall performance of the Small/Mid Cap Equity Fund. Active trading, however, can also be defensive and actually add to the Small/Mid Cap Equity Fund’s performance if, for example, a fully valued investment is sold before a price decline or in favor of an investment with better appreciation potential.

S&P 500 Index Fund

The S&P 500 Index Fund invests all of its assets in a separate series of the Master Fund known as the S&P 500 Stock Master Portfolio. BFA serves as investment adviser to the S&P 500 Stock Master Portfolio. The S&P 500 Stock Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the S&P 500 Stock Master Portfolio. BFA and its affiliates invest for their own accounts in the types of securities in which the S&P 500 Stock Master Portfolio may also invest.

The S&P 500 Stock Master Portfolio invests mostly in stocks, although it may invest in stock index futures contracts and options on futures contracts. By investing in all of the stocks within its benchmark index, the S&P 500 Stock Master Portfolio avoids the risk of individual stock selection and, instead, tries to match the performance of its benchmark index, whether the index goes up or down.

The S&P 500 Stock Master Portfolio attempts to remain as fully invested as practicable in the stocks that are represented in its benchmark index. Under normal market conditions, the S&P 500 Stock Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in its benchmark index.

BFA does not manage the S&P 500 Stock Master Portfolio according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, BFA utilizes a “passive” or indexing investment approach for the S&P 500 Stock Master Portfolio, attempting to approximate the investment performance of the S&P 500 Index. BFA selects stocks for the S&P 500 Stock Master Portfolio so that the overall investment characteristics of the S&P 500 Stock Master Portfolio (based on market

47

HOW THE FUNDS INVEST continued

capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of the S&P 500 Index.

The S&P 500 Stock Master Portfolio may invest any assets not invested in stocks that are represented in the S&P 500 Index in:

•	the same type of short-term high quality debt securities in which the Money Market Fund invests (described below);

•	other equity securities that are similar to the stocks in the S&P 500 Index or that are awaiting disposition after a change in composition of the benchmark index or a rebalancing of the portfolio;

•	stock index futures contracts, options on such futures contracts; and/or

•	cash.

The S&P 500 Stock Master Portfolio may invest in those financial instruments to find a short-term investment for uninvested cash balances or to provide liquid assets for anticipated redemptions by interestholders.

From time to time, the portfolio composition of the S&P 500 Stock Master Portfolio may be altered (or “rebalanced”) to reflect changes in the characteristics of the S&P 500 Index, with a view to bringing the performance and characteristics of the S&P 500 Stock Master Portfolio more closely in line with that of the S&P 500 Index.

BFA attempts to track the performance of the S&P 500 Stock Master Portfolio’s benchmark index, but there is no assurance that BFA will be successful. The degree to which the S&P 500 Stock Master Portfolio fails to track the performance of its benchmark index is referred to as the “tracking error.” BFA expects that, over time, the tracking error of the S&P 500 Stock Master Portfolio will be less than 5%. BFA monitors the tracking error of the S&P 500 Stock Master Portfolio on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that the S&P 500 Stock Master Portfolio will achieve any particular level of tracking error. For more information on this subject, see the discussion of “tracking error” in the Trust’s Statement of Additional Information.

Another reason why the performance of the S&P 500 Stock Master Portfolio may not always equal the performance of its benchmark index is because the performance of its benchmark index does not take into account operating expenses of the S&P 500 Stock Master Portfolio and operating expenses of the S&P 500 Index Fund.

The S&P 500 Stock Master Portfolio may purchase stock index futures contracts on its benchmark index or a comparable stock index to simulate investment in its benchmark index. This may be done to rapidly gain exposure to the securities comprising its benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If the S&P 500 Stock Master Portfolio cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. The S&P 500 Stock Master Portfolio will not use futures contracts or options on futures contracts for speculation.

Small Cap Index Fund and International Index Fund

Northern Trust Investments serves as investment sub-adviser to the Small Cap Index Fund and the International Index Fund. These Funds invest mostly in stocks, although each may invest in stock index futures contracts and options on futures contracts. By investing in stocks within each Fund’s benchmark index, the Small Cap Index Fund and the International Index Fund avoid the risk of individual stock selection and, instead, try to match the performance of each Fund’s benchmark index, whether the index goes up or down.

The Small Cap Index Fund and the International Index Fund attempt to remain as fully invested as practicable in the stocks that are represented in each Fund’s benchmark index. Under normal market conditions, the Small Cap Index Fund and the International Index Fund seek to invest at least 80% of each Fund’s net assets in stocks that are represented in the Fund’s benchmark index and in stock index futures contracts on each Fund’s benchmark index.

Northern Trust Investments does not manage the Small Cap Index Fund and the International Index Fund according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, Northern Trust Investments utilizes a “passive” or indexing investment approach for the Small Cap Index Fund and the International Index Fund, attempting to approximate the investment performance of each Fund’s benchmark index. Northern Trust Investments will buy and sell securities for the Small Cap Index Fund and the International Index Fund in response to changes in each Fund’s benchmark index. Northern Trust Investments selects stocks for the Small Cap Index Fund and the International Index Fund so that the overall investment characteristics of each Fund (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of each Fund’s benchmark index.

48

HOW THE FUNDS INVEST continued

The Small Cap Index Fund and the International Index Fund may invest any assets not invested in stocks that are represented in the Fund’s benchmark index in:

•	the same type of short-term high quality debt securities in which the Money Market Fund invests (described below);

•

other equity securities that are similar to the stocks in the Fund’s benchmark index or that are awaiting disposition after a change in composition of the benchmark index or a rebalancing of the portfolio;

•	stock index futures contracts, options on such futures contracts; and/or

•	cash.

The Small Cap Index Fund and the International Index Fund may invest in those financial instruments to find a short-term investment for uninvested cash balances or to provide liquid assets for anticipated redemptions by shareholders.

Neither the Small Cap Index Fund nor the International Index Fund generally hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, both the Small Cap Index Fund and the International Index Fund attempt to hold a representative sample of the securities in the appropriate benchmark index, which Northern Trust Investments will select utilizing certain replication and optimization modeling techniques. These replication and optimization modeling techniques may not be successful, and may result in the Small Cap Index Fund and the International Index Fund not tracking their respective indices with the same degree of accuracy that complete replication of the index would provide. As a result of these replication and optimization modeling techniques, the Small Cap Index Fund and the International Index Fund may not have the identical capitalization, industry and fundamental characteristics as their benchmark indices. Please refer to the Trust’s SAI for a more detailed discussion of the techniques that Northern Trust Investments employs in selecting the portfolio securities for these Funds.

From time to time, the portfolio composition of the Small Cap Index Fund and the International Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the applicable benchmark index, with a view to bringing the performance and characteristics of these Funds more closely in line with that of each Fund’s applicable benchmark index.

Northern Trust Investments attempts to track the performance of the Small Cap Index Fund’s and the International Index Fund’s respective benchmark indices, but there is no assurance that Northern Trust Investments will be successful. The degree to which these Funds fail to track the performance of their benchmark indices is referred to as the “tracking error.” Northern Trust Investments expects that, over time and under normal circumstances, the quarterly performance of the Small Cap Index Fund and the International Index Fund, before expenses, will track the performance of the applicable benchmark index within a 0.95 correlation coefficient.

The correlation coefficient, a concept from statistics, is a measure of how well trends in predicted values, such as the actual performance of the Small Cap Index Fund, follow trends in actual values, such as the performance of the Russell 2000 Index. The correlation coefficient is a measure of how well the predicted values “fit” with the actual values. The correlation coefficient is a number between -1 and 1. If there is no relationship between the predicted values and the actual values, the correlation coefficient is 0 or very low (the predicted values are no better than random numbers). As the strength of the relationship between the predicted values and actual values increases, so does the correlation coefficient. A perfect fit gives a coefficient of 1.0. Thus, when tracking an index, the higher the correlation coefficient, the better.

There can be no assurance that the Small Cap Index Fund and the International Index Fund will achieve any particular level of tracking error. For more information on this subject, see the discussion of “tracking error” in the Trust’s SAI.

Another reason why the performance of the Small Cap Index Fund and the International Index Fund may not always equal the performance of its benchmark index is because the performance of the benchmark index does not include operating expenses incurred by each Fund.

The Small Cap Index Fund and the International Index Fund may purchase stock index futures contracts on their benchmark indices or a comparable stock index to simulate investment in their benchmark indices. This may be done to rapidly gain exposure to the securities comprising a Fund’s benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If the Small Cap Index Fund or the International Index Fund cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. The Small Cap Index Fund and the International Index Fund will not use futures contracts or options on futures contracts for speculation.

Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund. The Equity and Bond Fund may hold a portion of its assets in U.S. Government securities,

49

HOW THE FUNDS INVEST continued

short-term paper, or may invest in the Money Market Fund to provide flexibility in meeting redemptions, expenses, and the timing of new investments, and to serve as a short-term defense during periods of unusual volatility.

Bond Fund

The Bond Fund invests primarily in investment grade bonds (e.g., those bonds that S&P or Moody’s have rated within their respective four highest rating categories), and in the same types of securities as the Money Market Fund. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in investment grade bonds or unrated debt securities that the Manager determines to be of equivalent quality. The Bond Fund may also invest in investment grade mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial or consumer loans originated by financial institutions.

The Bond Fund usually maintains a duration target of less than 7 years based on expectations about the direction of interest rates and other economic factors. Duration is a measure of sensitivity of bond prices to interest rate movements. The longer the duration of a debt obligation, the more sensitive its value is to changes in interest rates.

In selecting bonds for the Fund, the Manager seeks to maximize current income while minimizing risk and volatility through prudent investment management. Accordingly, the Fund seeks to limit its exposure to very risky or speculative investments by investing primarily in investment grade bonds that offer the potential for attractive returns.

The Fund may also invest up to 20% of its assets in the following securities:

•

Debt securities that S&P or Moody’s have rated lower than the four highest rating categories or comparable unrated debt securities. Bonds that are rated lower than BBB by S&P or Baa by Moody’s are often referred to as “junk bonds.” Rating agencies consider junk bonds to have varying degrees of speculative characteristics. Consequently, although they can be expected to provide higher yields, such securities may be subject to greater market value fluctuations and greater risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities. For more information, see “Description of Bond Ratings” in the SAI.

•

Convertible debt securities, convertible preferred stocks and nonconvertible preferred stocks. Convertible securities are fixed income securities that are convertible into common stock at a specified price or conversion ratio.

•

Bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial — in part because a relatively small price movement in a futures contact may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund will invest in futures and options to (i) keep cash on hand to meet shareholder redemptions or other needs, while simulating full investment in bonds and/or (ii) reduce the Fund’s transaction costs, for hedging purposes or to add value when these instruments are favorably priced.

Money Market Fund

In selecting securities for the Money Market Fund, the Manager seeks highly liquid investments that present minimal credit risk. The Fund primarily invests in high quality short-term money market instruments. At least 95% of the Fund’s assets must be rated in the highest short-term category by at least two nationally recognized statistical rating organizations (“NRSROs”) (or one NRSRO, if only one has issued a rating), and 100% of the Fund’s assets must be invested in securities rated in the two highest rating categories. An NRSRO, such as Moody’s or S&P, assigns ratings to securities based on its assessment of the creditworthiness of the securities’ issuer. The SAI has a detailed description of the various rating categories.

The Fund may invest in securities that are not rated by an NRSRO if the Manager determines that such securities are of comparable quality to, and present a comparable amount of risk as, similar securities that have received a rating from an NRSRO.

Among the securities that the Money Market Fund may invest in are the following:

•	Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the FNMA.

•	Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

•	Repurchase agreements with certain parties.

•	Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including,

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certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

•	Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

•	Securities backed by mortgages, consumer loans and other assets.

Given the types of securities that the Fund invests in, the level of risk associated with the Fund is lower than most other types of mutual funds. However every investment involves some kind of risk. To the extent that the Fund invests in certain securities (for example, repurchase agreements, when-issued securities or foreign money market securities), the Fund may be affected by additional risks.

Other Risks of Investing in these Funds

Foreign Securities

Investments in foreign securities, including those of foreign governments, involve additional risks not normally present when investing in comparable domestic securities.

Some securities of foreign companies and governments may be traded in the U.S., such as American Depository Receipts (“ADRs”), but most are traded primarily in foreign markets. The risks of investing in foreign securities include:

Currency Risk. For securities that are based in value on foreign currencies (including ADRs), a Fund must buy the local currency to buy a foreign security and sell the same local currency after it sells the security. Therefore, the value of that security to a Fund is affected by the value of the local currency relative to the U.S. currency. As a result, if the value of the local currency falls relative to U.S. currency, the value of that security falls, even if the security has not decreased in value in its home country.

Political and Economic Risk. Foreign investments can be subject to greater political and economic risks. In some countries, there is the risk that the government may take over assets or operations of the company or impose taxes or place limits on the removal of assets that would adversely affect the value of the security. The possibility of default in foreign government securities, political or social instability or diplomatic developments generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries.

Regulatory Risk. In many countries there is less publicly available information about issuers than is available for companies in the U.S. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to the U.S. companies. In many foreign countries there is less government supervision and regulation of business and industry practices, and it may be more difficult to obtain or enforce judgments against foreign entities.

Market Risks. Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

Transaction Costs. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In addition, other costs, such as tax and custody costs, are generally higher than for domestic transactions.

Particular Risks for Developing Countries. In general, the risks noted above are heightened for developing countries. In addition, certain developing countries have experienced substantial, and in some cases, rapidly fluctuating rates of inflation for a number of years. Inflation has, and may continue to have, a debilitating effect on the underlying economies of these countries. Many developing countries are heavily dependent on international trade and can be adversely affected by trade barriers and protectionist measures, as well as the depreciation or devaluation of their currencies.

High Yield/High Risk Securities (Junk Bonds)

These securities tend to offer higher yields than higher-rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers.

High yield fixed-income securities usually present greater risk of loss of income and principal than higher-rated securities. For example, because investors generally perceive that there are greater risks associated with investing in medium- or lower-rated securities, the yields and price of such securities may tend to fluctuate more than those of higher-rated securities. Moreover, in the lower-quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher-quality segments of the fixed-income securities market. The yield and price of medium-to lower-rated securities therefore may experience greater volatility than is the case with higher-rated securities.

Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further,

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independent of any specific adverse changes in the condition of a particular issuer. As a result, the Funds could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated securities therefore may be less than the prices used in calculating the Fund’s NAV.

Mortgage-Backed and Asset Backed Securities Risk

Mortgage-backed and asset-backed securities are subject to prepayment risk, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund holding such securities would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the value of mortgage-backed and asset backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. See “Mortgage-Backed Securities” and “Asset-Backed Securities” in the Trust’s SAI.

Additionally, certain types of mortgage-backed and asset backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise in 2006-2009 of foreclosures on home loans secured by subprime mortgages. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Fund invests in securities that are backed by pools of mortgage loans, the risk to the Fund may be significant. Additionally, if a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

How the State Farm LifePath Funds Invest

The LifePath Funds seek to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. The LifePath Funds (other than the State Farm LifePath Retirement Fund) attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the Fund’s name. For example, the State Farm LifePath 2020 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2020. Similarly, the State Farm LifePath 2050 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2050. The State Farm LifePath Retirement Fund is designed for investors who are currently withdrawing, or who plan to begin withdrawing, a substantial portion of their investment in the near future.

Under ordinary circumstances, each LifePath Fund, through its investment in its corresponding Master Portfolio, is substantially fully invested. Neither the Manager on behalf of the LifePath Funds nor BFA on behalf of the LifePath Master Portfolios holds cash, cash equivalents, or money market instruments as temporary defensive positions.

The LifePath Investment Model

BFA, a subsidiary of BlackRock Institutional Trust Company, N.A. (“BITC”), serves as the Master Portfolios’ investment adviser. BITC pioneered research in asset allocation, indexed investing and investment modeling.

Each LifePath Fund seeks to achieve its objective through an investment strategy that relies on one of BlackRock’s proprietary investment models. BlackRock employs a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes offered through the Underlying Funds. The allocations are constantly monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Funds, BlackRock focuses on long-term targets and objectives. The progression over time of a LifePath Fund’s asset allocation to less risky asset classes is a relatively steady process resulting in only minor changes to the asset allocation from month to month. The LifePath Funds (through their investment in the Master Portfolios (that, in turn, invest in the Underlying Funds)) do not engage in active and frequent trading of portfolio securities as a principal investment strategy.

How It Works: Spending Your “Risk Budget” Wisely

One way to understand how the LifePath Funds adjust their asset allocation is to regard the statistically determined risk in each Fund as its “risk budget.” BlackRock’s analysis begins with a statistical determination of how much a hypothetical investor, with a given time horizon for investment, on average,

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can afford to lose. This tolerance for loss can be viewed as the Fund’s risk budget. This risk budget reflects BlackRock’s statistical determination of risk, and may not be appropriate to you in measuring the specific degree of risk you are willing to accept.

Different investment allocations can have the same risk of loss but with different expected returns. BlackRock seeks the Fund allocations that offer the highest expected return while keeping within a Fund’s statistically determined risk of loss.

Expected returns are not guaranteed returns. They are average projections based on comprehensive research and accepted principles of market behavior. Likewise, statistically determined risk covers the most likely scenarios, but it does not cover all possible losses.

Principal Investments:

The LifePath Funds, through their investment in the Master Portfolios (that, in turn, invest in the Underlying Funds), may invest in the following investments:

•	money market instruments

•	bonds

•	stocks, including:

•	stocks of the largest U.S. companies

•	stocks of all other publicly traded U.S. companies

•	stocks of issuers located outside the U.S., including those located in emerging markets

•	real estate investment trusts (“REITs”)

Within stocks and bonds are sub-categories of securities:

•	U.S. stocks can be separated according to the value of their outstanding stock (or capitalization), into large-cap, mid-cap and small-cap groupings.

•

Each of the stock capitalization categories can be separated according to their price-to-book ratios: the ratio of the value of a company’s traded stock to the book value of its plant, equipment and other tangible assets. The companies with the higher price-to-book ratios are considered growth stocks, and the companies with the lower price-to-book ratios are considered value stocks.

•

U.S. Government bonds, bonds issued by corporations, mortgage-backed securities, high yield bonds and foreign bonds form five separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term, intermediate-term and short-term.

While the model does not allocate among each of these sub-categories and the Underlying Funds do not generally correspond to the sub-categories, all of these sub-categories are included within the various Underlying Funds.

The following table lists the Underlying Funds and the approximate asset allocations for each Master Portfolio as of March 31, 2008 (except for the LifePath 2050 Master Portfolio). BFA allocates each Master Portfolio’s assets among the Underlying Funds based on each Master Portfolio’s investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio’s assets in each of the Underlying Funds or in any particular percentage. BFA may add, eliminate or replace Underlying Funds at any time.

UNDERLYING FUNDS (As of March 31, 2009)
	LifePath Retirement	LifePath 2020	LifePath 2030	LifePath 2040	LifePath 2050
CAPITAL GROWTH
Master Investment Portfolio Active Stock Master Portfolio	19%	31%	39%	45%	46%
iShares S&P MidCap 400 Index Fund	5%	6%	7%	7%	11%
iShares S&P Small Cap 600 Index Fund	2%	3%	3%	4%	5%
iShares MSCI EAFE Index Fund	8%	12%	15%	17%	20%
iShares Cohen & Steers Realty Majors Index Fund		1%	2%	2%	2%
iShares MSCI Emerging Markets Index Fund	2%	4%	5%	5%	6%
iShares MSCI Canada Index Fund	1%			2%	2%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1%	3%	4%	5%	4%
iShares MSCI EAFE Small Cap Index Fund	1%	1%	2%	2%	2%
CAPITAL GROWTH and INCOME
CoreAlpha Bond Master Portfolio	51%	31%	19%	9%
iShares Barclays TIPS Bond Index	9%	5%	3%
BlackRock Cash Funds: Institutional—SL Agency Shares					1%

Note: The allocation percentages may not add to 100% due to rounding

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Description of Underlying Funds

Each LifePath Fund may invest in some or all of the Underlying Funds described below. Please refer to the chart above for each Master Portfolio’s approximate target asset allocation for each Underlying Fund.

Each of the Underlying Funds that is an ETF seeks to reproduce index returns gross of management fees and other costs, and is not actively managed. Three of the Underlying Funds in which the Master Portfolios may invest are actively managed funds that rely on portfolio managers for investment determinations.

In managing the ETFs, BFA uses two basic indexing strategies: replication and representative sampling. Replication is investing in substantially all of the securities in the relevant underlying index in approximately the same proportions as the index. Representative sampling is investing in a representative sample of securities in the underlying index, which have a similar investment profile as the index. Securities selected under a representative sampling strategy have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relative underlying index. Underlying Funds that use representative sampling generally do not hold all of the securities that are included in the relevant underlying index.

Master Investment Portfolio Active Stock Master Portfolio seeks to provide long-term appreciation of capital. The Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. The Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with capitalizations similar to the range of capitalizations represented in the S&P 500 Index. BFA invests the Active Stock Master Portfolio’s assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company’s financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BFA considers risk parameters in deciding upon the Active Stock Master Portfolio’s aggregate holdings, and factors trading costs into its stock selection process.

Master Investment Portfolio CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests the CoreAlpha Bond Master Portfolio’s assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector’s relative value and risk-adjusted return. BFA’s models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific security selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. The CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities.

iShares S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Index. The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. The stocks in the S&P 500 Index are selected according to the total market value of their outstanding shares. The Fund uses a replication strategy to try to track the S&P 500 Index.

iShares S&P MidCap 400 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Index. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the Index have a market capitalization between $1.5 billion and $5.5 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The Fund uses a representative sampling strategy to try to track the S&P MidCap 400 Index.

iShares S&P SmallCap 600 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P’s SmallCap 600 Index. The S&P SmallCap 600 Index measures the performance of the small capitalization sector of the U.S. equity market.

iShares Russell MidCap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell MidCap Index®. The Russell MidCap Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index. The Fund uses a representative sampling strategy to try to track the Russell MidCap Index.

iShares Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index. The

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Russell 2000 Index measures the performances of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a capitalization-weighted index of the approximately 2000 smallest companies in the Russell 3000® Index. The Fund uses a representative sampling strategy to try to track the Russell 2000® Index.

iShares Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Cohen & Steers Index”). The Cohen & Steers Index® consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the index. The Fund uses a representative sampling strategy to try to track the Cohen & Steers Index.

iShares MSCI Canada Index Fund, which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the Canadian market, as measured by the MSCI Canada Index. The MSCI Canada Index is a capitalization-weighted index that aims to capture 85% of the publicly available total market capitalization of companies located in Canada. The Fund uses a representative sampling strategy to try to track the MSCI Canada Index.

iShares MSCI EAFE Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses of the MSCI EAFE® Index. The MSCI EAFE Index has been developed by Morgan Stanley Capital International, Inc. (“MSCI”) as an equity benchmark for international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East. The Fund uses a representative sampling strategy to try to track the MSCI EAFE Index.

iShares MSCI Emerging Markets Index Fund seeks investment results that correspond to the price and yield performance before fees and expenses of the MSCI Emerging Markets Free Index® (the “Index”). The Fund’s investment objective may be changed without shareholder approval. The Index was developed by MSCI as an equity benchmark for international stock performance. The Index is designed to measure equity market performance in the global emerging markets. The Index consists of the following 21 emerging market country indices: Argentina, Brazil, Chile, China, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Peru, Philippines, Russia, South Africa, Taiwan, Thailand, and Turkey. The Fund uses a representative sampling strategy to try to track the Index. In order to improve its portfolio liquidity and its ability to track the Index, the Fund may invest up to 10% of its assets in shares of other iShares Funds that invest in securities in the Index. BFA does not charge portfolio management fees on that portion of the Fund’s assets invested in shares of other iShares Funds.

iShares Barclays Aggregate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment grade bond market as defined by the Barclays Capital U.S. Aggregate Index (the “Barclays Capital Index”). The Barclays Capital Index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Barclays Capital Index must have $250 million or more of outstanding face value and must have at least one year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Barclays Capital Index. The Barclays Capital Index is market capitalization-weighted and the securities in the Barclays Capital Index are updated on the last calendar day of each month.

iShares Barclays TIPS Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L). The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.”

iShares Barclays 1-3 Year Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Barclays Capital 1-3 Year U.S Credit Index.

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The Barclays Capital 1-3 Year U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year and less than three years.

iShares Barclays 1-3 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Barclays Capital 1-3 Year U.S. Treasury Index. The Barclays Capital 1-3 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

iShares Barclays 3-7 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Barclays Capital 3-7 Year U.S. Treasury Index. The Barclays Capital 3-7 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

iShares Barclays 7-10 Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Barclays Capital 7-10 Year U.S. Treasury Index. The Barclays Capital 7-10 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

iShares Barclays 10-20 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Barclays Capital 10-20 Year U.S. Treasury Index. The Barclays Capital 10-20 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years.

iShares Barclays 20+ Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Barclays Capital 20+ Year U.S. Treasury Index. The Barclays Capital 20+ Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years.

iShares Barclays Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Barclays Capital U.S. Credit Index. The Barclays Capital U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

iShares Barclays Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade U.S. corporate securities of the U.S. bond market as defined by the Barclays Capital U.S. Government/Credit Index. The Barclays Capital U.S. Government/Credit Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year.

iShares Barclays Intermediate Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Barclays Capital Intermediate U.S. Credit Index. The Barclays Capital Intermediate U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year.

iShares Barclays Intermediate Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market as defined by the Barclays Capital Intermediate U.S. Government/Credit Index. The Barclays Capital Intermediate U.S. Government/Credit Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year and less than ten years.

iShares Barclays MBS Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade agency mortgage-backed securities sector of the United States as defined by the Barclays Capital U.S. MBS Index. The Barclays

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Capital U.S. MBS Index measures the performance of investment grade fixed-rate mortgage-backed pass-through securities of Government National Mortgage Association (“GNMA”), FNMA and Freddie Mac of the FHLMC.

iShares Barclays Short Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Barclays Capital Short U.S. Treasury Index. The Barclays Capital Short U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

BlackRock Cash Funds: Institutional – SL Agency Shares seeks a high level of income consistent with liquidity and the preservation of capital. The Fund invests in high-quality, short-term money market instruments that include fixed rate, floating rate and variable rate debt securities. The Fund also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as Fannie Mae and the Student Loan Marketing Association, U.S. and foreign bank obligations, corporate obligations, repurchase agreements, and asset-backed securities. Repurchase agreements obligate a person selling U.S. government or other high-quality securities to buy them back within a specified period of time (usually one week or less) at an agreed-upon price.

iShares S&P National AMT – Free Municipal Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the municipal bond sector of the U.S. as defined by the S&P National AMT-Free Municipal Bond Index. The S&P National AMT-Free Municipal Bond Index measures the performance of the investment-grade segment of the U.S. municipal bond market. As of March 31, 2009, there were 523 issues in the S&P National AMT-Free Municipal Bond Index.

iShares S&P North American Natural Resources Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector Index. The S&P North American Natural Resources Sector Index is designed to measure the performance of U.S.-traded natural resource-related stocks and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index measures the stock performance of companies engaged in the ownership and development of the Canadian, European, Middle East and Asian real estate markets. As of March 23, 2009, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

iShares MSCI EAFE Small Cap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index. The MSCI EAFE Small Cap Index targets 40% of the eligible small cap universe in each industry group of each country represented by the MSCI EAFE Index. The MSCI EAFE Index includes securities from Europe, Australasia and the Far East. MSCI defines the small cap universe as all listed securities that have a market capitalization in the range of 200 - 1,500 million USD. In addition to this capitalization range, MSCI uses a specialized framework of foreign inclusion factors to adjust the market capitalization of securities for free float available to foreign investors.

iShares JPMorgan USD Emerging Markets Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index. The JPMorgan EMBI Global Core Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark that tracks the total return of actively traded external debt instruments in emerging market countries.

iShares iBoxx $ High Yield Corporate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index. The iBoxx $ Liquid High Yield Index is a rules-based index consisting of the most liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited. The iBoxx $ Liquid High Yield Index is designed to provide a broad representation of the U.S. dollar-denominated high yield corporate bond market. There is no limit to the number of issues in the iBoxx $ Liquid High Yield Index.

Notes:

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “S&P 500 Index®,” “S&P MidCap 400 Index™,” “S&P SmallCap 600 Index™ ,” “S&P National AMT-Free Municipal Bond Index,” and “the S&P North American Natural Resources Sector Index™” are trademarks of Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill

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HOW THE FUNDS INVEST continued

Companies) (“S&P”) licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in iShares.

Frank Russell Company, Russell 2000® Index, Russell Midcap® Index, are trademarks of Frank Russell Company and have been licensed for use for certain purposes by BTC. The Funds that are based on the Russell Indices are not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation regarding the advisability of investing in iShares.

“Cohen & Steers” is a trademark and “Cohen & Steers Realty Majors Index®” is a registered trademark of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”), and both such trademarks have been licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation regarding the advisability of investing in iShares.

“Barclays Capital,” “Barclays Capital 1-3 Year U.S. Credit Index,” “Barclays Capital 1-3 Year U.S. Treasury Index,” “Barclays Capital 3-7 Year U.S. Treasury Index,” “Barclays Capital 7-10 Year U.S. Treasury Index,” “Barclays Capital 10-20 Year U.S. Treasury Index,” “Barclays Capital 20+ Year U.S. Treasury Index,” “Barclays Capital U.S. Aggregate Index,” “Barclays Capital U.S. Credit Index,” “Barclays Capital U.S. Government/Credit Index,” “Barclays Capital Intermediate U.S. Credit Index,” “Barclays Capital Intermediate U.S. Government/Credit Index,” “Barclays Capital U.S. MBS Fixed-Rate Index,” “Barclays Capital Short U.S. Treasury Index,” and the “Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)” are trademarks of Barclays Capital, Inc. (“Barclays Capital”) and have been licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, Shares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored or endorsed by Barclays Capital, and neither Barclays Capital nor any of its affiliates makes any representations regarding the advisability of investing in iShares.

“MSCI Canada IndexSM,” “MSCI EAFE® Index” and “MSCI Emerging Markets IndexSM” are servicemarks and “MSCI EAFE Small Cap Index” is a trademark of MSCl, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representation regarding the advisability of investing in iShares.

“iBoxx® $ Liquid High Yield Index” is a trademark of International Index Company Limited (“IIC”) and has been licensed for use for certain purposes by BTC. The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC, and IIC makes no representation regarding the advisability of investing in iShares.

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MANAGING THE INVESTMENTS OF THE FUNDS

Investment Adviser

The Manager is the investment adviser, transfer agent and dividend disbursing agent for the Funds and for other mutual funds in the State Farm family of mutual funds. Subject to the supervision of the Board of Trustees of the Trust, the Manager is responsible for providing investment advisory and administrative services to the Funds, overseeing the day-to-day operations and business affairs of the Trust, and monitoring the performance of the sub-advisers to the Funds and of each Master Portfolio in which a Fund invests. The Manager’s principal office is located at One State Farm Plaza, Bloomington, Illinois 61710-0001. The Manager is wholly-owned by State Farm Mutual Automobile Insurance Company.

The Manager also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. The Manager furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses the Manager expressly assumes, including those noted above, each Fund otherwise pays for all of its own expenses.

Bridgeway and Westwood are the co-investment sub-advisers to the Equity Fund. As investment sub-advisers, Bridgeway and Westwood make investment decisions for the Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Bridgeway and Westwood for their services with the investment advisory and management fees the Manager receives from the Equity Fund.

Marsico and Northern Cross are the co-investment sub-advisers to the International Equity Fund. As investment sub-advisers, Marsico and Northern Cross make investment decisions for the International Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Marsico and Northern Cross for their services with the investment advisory and management fees the Manager receives from the International Equity Fund.

Northern Trust Investments is the investment sub-adviser to the Small Cap Index Fund and the International Index Fund. As investment sub-adviser, Northern Trust Investments makes investment decisions for the Small Cap Index Fund and the International Index Fund, subject to the oversight of the Manager and the Board of the Trust. The Manager pays Northern Trust Investments for its services with the investment advisory and management services fee the Manager receives from these Funds.

The Equity and Bond Fund, Bond Fund, and the Money Market Fund are each managed by a team of the Manager’s employees (each an “Advisory Team”). Each Advisory Team makes the investment decisions for these Funds, subject to the oversight of the Board of Trustees.

Investment Management of the S&P 500 Index Fund and the LifePath Funds

The S&P 500 Index Fund and each LifePath Fund invests all of its assets into a separate Master Portfolio, each of which has substantially similar investment objectives, strategies, policies and risks. The Master Portfolios in which the LifePath Funds invest, in turn, invest in a combination of the Underlying Funds. BFA serves as the investment adviser to each of the Master Portfolios, and also serves as investment adviser to each of the Underlying Funds in which the LifePath Master Portfolios invest, with the exception of the BlackRock Cash Funds: Institutional, which invests in a Master Portfolio advised by BFA. BFA manages the Master Portfolios’ assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Fund’s Board of Trustees.

BFA uses teams of portfolio managers, investment strategists and other investment specialists (each a “Portfolio Management Team”) to manage each Master Portfolio. With respect to the S&P 500 Stock Master Portfolio, the Portfolio Management Team manages the Master Portfolio to reflect the investment characteristics of the S&P 500 Index. BFA employs a combination of proprietary investment management systems and procedures to validate the consistent application of its investment methods. This team approach to portfolio management brings together many disciplines and leverages BFA’s extensive resources. The members of the Portfolio Management Team for each Master Portfolio that have the most significant responsibility for the day-to-day management are listed below. The team members listed below act collaboratively with the other members of their Portfolio Management Team on all aspects concerning their Master Portfolio. Each member of a Portfolio Management Team, including the below-listed members, is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her Portfolio Management Team with more limited responsibilities. Each member of each Portfolio Management Team has appropriate limitations on his or her authority for risk management and compliance purposes.

BFA is located at 400 Howard Street, San Francisco, California 94105. It is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc. Based on June 30, 2009 figures, BTC and its affiliates, including BlackRock Fund

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MANAGING THE INVESTMENTS OF THE FUNDS continued

Advisors, provided investment advisory services for assets in excess of $3 trillion. BlackRock Fund Advisors, BTC, BlackRock Execution Services, BlackRock, Inc. and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

Oversight of Sub-Advisers

The Trust and the Manager have obtained an exemptive order from the Securities and Exchange Commission that permits the Trust and the Manager to retain sub-advisers and modify sub-advisory arrangements without shareholder approval. Under the exemptive order, the Manager may act as a “manager of managers” for the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Bond Fund, Money Market Fund and LifePath Retirement Fund and the LifePath 2050 Fund. The Manager supervises sub-advisers to each Fund that has retained a sub-adviser and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) to recommend their hiring, termination and replacement.

Investment Sub-Advisers for the Equity Fund

The Manager has engaged Bridgeway and Westwood as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund.

Bridgeway is located at 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448. Bridgeway is a quantitative investment management firm that employs a wide array of proprietary statistical models to create investment portfolios for its institutional and mutual fund clients.

Westwood is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is a fundamental investment management firm that employs a bottom-up, value-based stock selection strategy to construct portfolios designed to generate superior risk-adjusted returns for its institutional and mutual fund clients.

For more information regarding Bridgeway and Westwood, please read the sections entitled “Investment Advisory Agreements – Between the Manager and Bridgeway” and “Investment Advisory Agreement – Between the Manager and Westwood” in the Trust’s SAI.

Investment Sub-Advisers for the Small/Mid Cap Equity Fund

The Manager engaged Bridgeway and Rainier as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund.

Bridgeway is located at 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448.

Rainier, which is located at 601 Union Street, Suite 2801, Seattle, Washington 98101, manages discretionary assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, high-net-worth individuals and mutual funds. Rainer is owned and operated by seventeen principals, twelve of whom are Rainier shareholders.

For more information regarding Bridgeway and Rainier, please read the sections entitled “Investment Advisory Agreements – Between the Manager and Bridgeway” and “Investment Advisory Agreements – Between the Manager and Rainier” in the Trust’s SAI.

Investment Sub-Advisers for the International Equity Fund

The Manager has engaged Marsico and Northern Cross as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund.

Marsico is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. In addition to sub-advising a segment of the International Equity Fund, Marsico provides investment services to other mutual funds and private accounts.

Northern Cross is located at 125 Summer Street, 14th Floor, Suite 1410, Boston, Massachusetts 02110. Northern Cross is an investment management firm specializing in international equity mandates.

For more information regarding Marsico and Northern Cross, please read the sections entitled “Investment Advisory Agreements – Between the Manager and Marsico” and “Investment Advisory Agreement – Between the Manager and Northern Cross” in the Trust’s SAI.

Investment Sub-Adviser for the Small Cap Index Fund and the International Index Fund

The Manager has engaged Northern Trust Investments as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and the International Index Fund. Northern Trust Investments is located at 50 South LaSalle Street, Chicago, IL 60603. Northern Trust Investments is an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. Northern Trust Investments is a subsidiary of The Northern Trust Company (“TNTC”). TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients.

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TNTC is the principal subsidiary of Northern Trust Corporation, a company that is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. For more information regarding Northern Trust Investments, please read the section entitled “Investment Advisory Agreements – Between the Manager and Northern Trust Investments” in the Trust’s SAI.

Additional Expense Information

For all Funds other than the LifePath Funds, the Manager has agreed to voluntarily reimburse each Fund if, and to the extent, the Fund’s total annual operating expenses exceed the percentage of each Fund’s average net assets indicated in the table below. With any increase or decrease in the percentage rate of the 12b-1 fee assessed for a share class of a Fund, the expense reimbursement threshold for that share class of the Fund will increase or decrease by a corresponding percentage rate amount. For instance, if the percentage rate of the 12b-1 fee assessed for a share class of a Fund increases 0.05%, the expense reimbursement threshold for that share class of the Fund similarly will increase by 0.05%. The Manager has agreed to reimburse each LifePath Fund if, and to the extent the LifePath Fund’s total annual operating expenses, including net expenses incurred at the Master Portfolio and Underlying Fund levels, exceed the percentages of each LifePath Fund’s average net assets shown in the table below:

The Manager’s agreement to reimburse the Funds is voluntary and may be eliminated by the Manager at any time.

Fund	Expense Reimbursement Threshold
	Class A		Class B		Legacy Class A		Legacy Class B
Equity Fund	1.20%		1.90%		1.20%		1.60%
Small/Mid Cap Equity Fund	1.40%		2.00%		1.40%		1.80%
International Equity Fund	1.50%		2.10%		1.50%		1.90%
S&P 500 Index Fund	0.80%		1.50%		0.80%		1.20%
Small Cap Index Fund	0.95%		1.65%		0.95%		1.35%
International Index Fund	1.20%		1.90%		1.20%		1.60%
Equity and Bond Fund	0.98	%(3)	1.58	%(3)	0.98	%(3)	1.38	%(3)
Bond Fund	0.70%		1.10%		0.70%		1.10%
Tax Advantaged Bond Fund	0.70%		1.10%		0.70%		1.10%

Fund	Expense Reimbursement Threshold
	Class A	Class B	Legacy Class A	Legacy Class B
Money Market Fund	0.60%	1.00%	0.60%	1.00%
State Farm LifePath Income Fund	1.30%	2.00%	1.30%	1.70%
State Farm LifePath 2020 Fund	1.30%	2.00%	1.30%	1.70%
State Farm LifePath 2030 Fund	1.30%	2.00%	1.30%	1.70%
State Farm LifePath 2040 Fund	1.30%	2.00%	1.30%	1.70%
State Farm LifePath 2050 Fund	1.30%

The Manager has agreed to waive all or a portion of its fees due from the Money Market Fund to prevent the Fund’s net yield from falling below zero. This expense reimbursement agreement is voluntary and may be eliminated by the Manager at any time.

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MANAGING THE INVESTMENTS OF THE FUNDS continued

Compensating the Manager for its Services

Each Fund pays the Manager an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to the Manager quarterly at the following annual rates:

Fund	Rate of Advisory Fee

Equity Fund	0.60% of average daily net assets

Small/Mid Cap Equity Fund	0.80% of average daily net assets

International Equity Fund	0.80% of average daily net assets

S&P 500 Index Fund	0.20% of average daily net assets

Small Cap Index Fund	0.35% of average daily net assets

International Index Fund	0.50% of average daily net assets

Equity and Bond Fund	None

Bond Fund	0.10% of average daily net assets

Money Market Fund	0.10% of average daily net assets

State Farm LifePath Retirement Fund	0.70% of average daily net assets

State Farm LifePath 2020 Fund	0.70% of average daily net assets

State Farm LifePath 2030 Fund	0.70% of average daily net assets

State Farm LifePath 2040 Fund	0.70% of average daily net assets

State Farm LifePath 2050 Fund	0.70% of average daily net assets

The Investment Advisory and Management Services Fee for the S&P 500 Index Fund and the LifePath Funds include the management fees of their corresponding Master Portfolios.

Compensating Bridgeway for its Services

The Manager pays Bridgeway for its services to the portion of the Equity Fund and the Small/Mid Cap Equity Fund that it manages at the rates shown in the tables below:

Equity Fund

On the first $50 million	0.50% of average daily net assets

$50 million to $100 million	0.45% of average daily net assets

$100 million to $200 million	0.40% of average daily net assets

Over $200 million	0.35% of average daily net assets

Small/Mid Cap Equity Fund

On the first $100 million	0.60% of average daily net assets

$100 million to $250 million	0.55% of average daily net assets

Over $250 million	0.50% of average daily net assets

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MANAGING THE INVESTMENTS OF THE FUNDS continued

Compensating Westwood for its Services

The Manager pays Westwood for its services to the portion of the Equity Fund that it manages at the rates shown in the table below:

Equity Fund

On the first $25 million	0.55% of average daily net assets

$25 million to $50 million	0.45% of average daily net assets

Over $50 million	0.30% of average daily net assets

Compensating Rainier for its Services

The Manager pays Rainier for its services to the portion of the Small/Mid Cap Equity Fund that it manages at the rates shown in the table below:

Small/Mid Cap Equity Fund

On the first $100 million	0.60% of average daily net assets

$100 million to $250 million	0.55% of average daily net assets

Over $250 million	0.50% of average daily net assets

Compensating Marsico for its Services

The Manager pays Marsico for its services to the portion of the International Equity Fund that it manages at the rates shown in the table below:

International Equity Fund

On the first $300 million	0.50% of average daily net assets

$300 million to $400 million	0.45% of average daily net assets

Over $400 million	0.40% of average daily net assets

Compensating Northern Cross for its Services

The Manager pays Northern Cross for its services to the portion of the International Equity Fund it manages at the rates shown in the table below:

International Equity Fund

On the first $500 million	0.60% of average daily net assets

Over $500 million	0.55% of average daily net assets

Compensating Northern Trust Investments for its Services

The Manager pays Northern Trust Investments N.A. for its services to the Small Cap Index Fund and the International Index Fund at the rates shown in the table below:

Small Cap Index Fund and International Index Fund

On the first $150 million	0.13% of average daily net assets

Over $150 million	0.10% of average daily net assets

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MANAGING THE INVESTMENTS OF THE FUNDS continued

For purposes of calculating the fees under the above schedules, other assets managed in a similar style by the sub-adviser for other investment companies advised by the Manager or other companies affiliated with the Manager are included in determining the fee to be paid to the respective sub-adviser.

S&P 500 Index Fund and the LifePath Funds – Compensation in the Master/Feeder Mutual Fund Structure

The S&P 500 Index Fund and the LifePath Funds are feeder funds that invest all of their assets in Master Portfolios with substantially similar investment objectives, strategies and risks. BFA manages each Master Portfolio. For its services to the Master Portfolios, BFA receives annual fees based on the following annual rates:

Fund	Annual Management Fee

S&P 500 Stock Master Portfolio	0.05% of average daily net assets

LifePath Retirement Master Portfolio	0.35% of average daily net assets

LifePath 2020 Master Portfolio	0.35% of average daily net assets

LifePath 2030 Master Portfolio	0.35% of average daily net assets

LifePath 2040 Master Portfolio	0.35% of average daily net assets

LifePath 2050 Master Portfolio	0.35% of average daily net assets

For its services to the Underlying Funds in which the LifePath Master Portfolios invest, BFA receives fees that differ from the fees described for the LifePath Funds in this prospectus. BFA has agreed to waive the investment advisory fees charged to the Master Portfolios in an amount equal to the investment advisory fees charged to the Underlying Funds in order to avoid duplication of such fees. In addition, BTC may receive fees as administrator of certain of the Underlying Funds; however, BFA has agreed to waive from the investment advisory fees charged to the Master Portfolios an amount equal to the administration and other fees paid to BTC by those Underlying Funds.

Feeder Fund Expenses. The S&P 500 Index Fund and each LifePath Fund bears its corresponding Master Portfolio’s expenses in proportion to the amount of assets it invests in the corresponding Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights. Under the master/feeder structure, the Board of Trustees retains the right to withdraw the assets of the S&P 500 Index Fund or a LifePath Fund from a Master Portfolio if it believes doing so is in the best interests of the Fund and its shareholders. If the Board withdraws assets of any such Fund from a Master Portfolio, it would then consider whether that Fund should invest in another master portfolio or take other action.

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Approval of Investment Advisory and Investment Sub-Advisory Agreements

For information regarding the basis for the Board of Trustees approving the continuation of the investment advisory and investment sub-advisory agreements, please see the Trust’s semi-annual report for the six-month period ended June 30, 2008.

Portfolio Managers

The Funds are managed by portfolio management teams as described below.

Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and Westwood who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, President	15 years	Portfolio manager of equity securities

Elena Khoziaeva, CFA Investment Team Member	10 years	Investment management, research and analysis

Michael Whipple, CFA Investment Team Member	6 years	Investment management, research and analysis

Rasool Shaik, CFA Investment Team Member	2 years	Investment management, research and analysis, consulting,

Westwood Portfolio Managers
Portfolio Manager and Title with Westwood	Length of Service with Westwood	Business Experience During the past 5 years

Susan M. Byrne, Chairman and Chief Investment Officer	25 years	Portfolio manager of equity securities

Mark R. Freeman, CFA, Senior Vice President and Portfolio Manager	9 years	Portfolio manager of equity and fixed income securities

Kellie R. Stark, CFA, Senior Vice President	16 years	Portfolio manager of equity securities

Scott D. Lawson, CFA, Vice President and Senior Research Analyst	5 years	Portfolio manager of equity securities

Jay K. Singhania, CFA, Vice President and Research Analyst	7 years	Portfolio manager of equity securities

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MANAGING THE INVESTMENTS OF THE FUNDS continued

Small/Mid Cap Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and Rainier who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Small/Mid Cap Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, President	15 years	Portfolio manager of equity securities

Elena Khoziaeva, CFA, Investment Team Member	10 years	Investment management, research and analysis

Michael Whipple, CFA, Investment Team Member	6 years	Investment management, research and analysis

Rasool Shaik, CFA, Investment Team Member	2 years	Investment management, research and analysis; software consulting;

Rainier Portfolio Managers
Portfolio Manager and Title with Rainier	Length of Service with Rainier	Business Experience During the past 5 years

Daniel M. Brewer, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Mark W. Broughton, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Mark H. Dawson, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

James R. Margard, CFA, Chief Investment Officer	More than 5 years	Portfolio manager of equity securities

Peter M. Musser, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Andrea F. Durbin, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Stacie L. Cowell, CFA, Senior Portfolio Manager	3 years	Portfolio manager of equity securities; Senior Vice President and lead portfolio manager Invesco Funds 1996-2004

Rainier’s segment of the Small/Mid Cap Equity Fund is team-managed by the Rainier portfolio managers listed above. The portfolio managers make recommendations on investments within industries to which they are assigned. The Chief Investment Officer has final responsibility relating to equity selection and portfolio weightings.

International Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Marsico and Northern Cross who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the International Equity Fund’s portfolio, and each person’s business experience during the past five years:

Marsico Portfolio Manager
Portfolio Manager and Title with Marsico	Length of Service with Marsico	Business Experience During the past 5 years

James G. Gendelman, Portfolio Manager	9 years	Portfolio manager of equity securities

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Northern Cross Portfolio Managers
Portfolio Manager and Title with Northern Cross	Length of Service with Northern Cross	Business Experience During the past 5 years

Howard Appleby, CFA, Principal	5 years	Portfolio manager of equity securities

James LaTorre, CFA, Principal	5 years	Portfolio manager of equity securities

Edward E. Wendell, Jr., Principal	5 years	Portfolio manager of equity securities

Jean-Francois Ducrest, Principal	5 years	Portfolio manager of equity securities

S&P 500 Index Fund

The five members of the Portfolio Management Team for the S&P 500 Stock Master Portfolio that have the most significant day-to-day management responsibility are: Diane Hsiung, Greg Savage, Edward Corallo, Christopher Bliss and Jennifer Hsui.

Diane Hsiung is employed as a senior portfolio manager at BFA and BTC since 2009. Ms. Hsiung was previously a senior portfolio manager with Barclays Global Investors, N.A. and Barclays Global Fund Advisors from 2007 to 2009 and a portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2002 to 2006. Ms. Hsiung has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since January 2008.

Greg Savage, CFA, is employed as a senior portfolio manager at BFA and BTC since 2009. Mr. Savage was previously a senior portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2006 to 2009 and a portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2001 to 2006. Mr. Savage has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since January 2008.

Edward Corallo is employed as the head of portfolio management in the Index Equity Group at BFA and BTC since 2009. Previously, Mr. Corallo was the head of portfolio management in the Index Equity Group at Barclays Global Investors, N.A. and Barclays Global Fund Advisors from 2007 to 2009. Prior to that time, he was a senior portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2001 to 2007. Mr. Corallo has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since May 2009.

Christopher Bliss, CFA, is employed as a senior portfolio manager at BFA and BTC since 2009. Mr. Bliss previously was a senior portfolio manager for Barclays Global Investors, N.A. from 2005 to 2009 and a portfolio manager for Barclays Global Investors, N.A. from 2004 to 2005. Mr. Bliss has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since May 2009.

Jennifer Hsui is employed as a senior portfolio manager at BFA and BTC since 2009. Ms. Hsui was previously a senior portfolio manager for Barclays Global Investors, N.A. from 2007 to 2009 and a portfolio manager for Barclays Global Investors, N.A. from 2006 to 2007. Prior to joining Barclays Global Investors, N.A., Ms. Hsui was a research analyst for RBC Capital Markets from 2003 to 2006. Ms. Hsui has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since May 2009.

Small Cap Index Fund

Northern Trust Investments serves as the sub-adviser to the Small Cap Index Fund. The portfolio manager for the Small Cap Index Fund is Brent Reeder, Senior Vice President of Northern Trust Investments. Mr. Reeder, joined Northern Trust Investments in 1993, is a Portfolio Manager in the Quantitative Management Group and is responsible for the management of index portfolios. Mr. Reeder received a B.A. degree in Economics from DePauw University and an M.B.A. degree in Finance from DePaul University. Mr. Reeder is an Associated Person with the National Futures Association. For the past five years, he has managed quantitative equity portfolios.

International Index Fund

Northern Trust Investments serves as the sub-adviser to the International Index Fund. The portfolio manager for the International Index Fund is Shaun Murphy, Senior Vice President of Northern Trust Investments. Mr. Murphy, who is a Portfolio

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MANAGING THE INVESTMENTS OF THE FUNDS continued

Manager in the U.S. Equities Division within the Quantitative Management Group, joined Northern Trust Investments in June 2004. Since joining NTI, Mr. Murphy has managed quantitative equity portfolios. From 1997 to 2003 he was a portfolio manager at State Street Global Advisors in London. Mr. Murphy received a degree in Business Studies from the University of Sunderland in the United Kingdom. He is a CFA charterholder and a member of the CFA Institute.

Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund, and these underlying funds invest in either common stocks or bonds. Consequently, the Equity and Bond Fund has the same portfolio managers as the Equity Fund and as the Bond Fund. For a description of the portfolio managers of the Equity Fund and the portfolio managers of the Bond Fund, please see the separate descriptions for those Funds included in this prospectus.

Bond Fund

Donald Heltner and Duncan Funk are the portfolio managers responsible for the day-to-day management of the Bond Fund. Mr. Heltner, Vice President – Fixed Income at State Farm Mutual Automobile Insurance Company, and Mr. Funk, Investment Officer – Fixed Income at State Farm Mutual Automobile Insurance Company, have been associated with the Bond Fund as portfolio managers since 2003 and 2000, respectively. Over the past five years, Messrs. Heltner and Funk have been involved in all aspects of managing fixed income investment portfolios for State Farm Mutual Automobile Insurance Company and its affiliates. Messrs. Heltner and Funk generally have different roles on the Bond Fund management team. Mr. Heltner’s role on the management team includes overseeing the process for buying and selling fixed income securities and maintaining investment policies. Mr. Funk’s role on the management team includes selecting fixed income securities for purchase and sale, conducting fixed income research, reviewing research data and maintaining investment policies.

LifePath Funds

Dagmar Nikles, Leslie Gambon and Alan Mason (the “LifePath Portfolio Managers”) are primarily responsible for the day-to-day management of the LifePath Master Portfolios and act collaboratively on all aspects concerning these Master Portfolios. Each LifePath Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From July 2003 to November 2009, Ms. Nikles was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors and Barclays Global Investors, N.A. From September 2002 to June 2003, Ms. Nikles was pursuing her Financial Risk Manager certification. Ms. Nikles has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since June 2005.

Ms. Gambon has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From April 2007 to November 2009, Ms. Gambon was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors and Barclays Global Investors, N.A. Prior to becoming a member of the asset allocation portfolio management team, Ms. Gambon was an Active Equity Product Manager with Barclays Global Investors, N.A. from 2001 to 2004, and in October 2004 became Head of Defined Contribution Portfolio Management at Barclays Global Investors, N.A. Ms. Gambon has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since May 2007.

Mr. Mason has been employed by BFA and BTC since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. From 1991 to 2009, Mr. Mason served a variety of roles at Barclays Global Fund Advisors and Barclays Global Investors, N.A., including eight years devoted to the development of transition management products. Mr. Mason has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since September 2009.

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SHAREHOLDER INFORMATION

Who Can Purchase Shares?

Class R-1, R-2 and R-3 shares are available for purchase or exchange only by individuals or entities who:

•	Enter into a “Retirement Plan Recordkeeping Service Agreement” with the Manager’s contracted plan recordkeeper (the “Recordkeeper”)

•

After May 1, 2005, do not own Fund Class A, Class B or Institutional Class shares for which the Recordkeeper would otherwise provide administrative services under the Retirement Plan Recordkeeping Service Agreement, and who

•	Intend that the plan for which the Recordkeeper is providing administrative services will purchase Fund shares.

Individuals or entities who are eligible to purchase Class R-1, R-2 or R-3 shares are referred to in this prospectus as “Qualified Purchasers.” In this prospectus, a Qualified Purchaser is treated as holding all Fund shares allocated to participant accounts within the qualified retirement plan.

The Retirement Plan Recordkeeping Service Agreement requires the Recordkeeper to provide administrative and recordkeeping services to the Qualified Purchaser. In return for the Recordkeeper’s performing administrative and recordkeeping services to the Qualified Purchaser, the Manager and the Qualified Purchaser (or the plan sponsor, if the plan sponsor elects) pay fees to the Recordkeeper.

Except as described below for Class R-3 shares, a new Qualified Purchaser or a Qualified Purchaser with assets invested in Class R-1 shares with a fair market value of less than $500,000 may only purchase Class R-1 shares. If a new Qualified Purchaser is investing more than $500,000 in Fund shares, the Qualified Purchaser may purchase Class R-2 shares. On a monthly basis, the aggregate fair market value of each Qualified Purchaser’s account invested in Class R-1 shares will be evaluated to determine when that value exceeds $500,000. When the aggregate fair market value of Class R-1 shares held by a Qualified Purchaser exceeds $500,000, Class R-1 shares held by the Qualified Purchaser will convert to Class R-2 shares at the relative NAV of each share class. Qualified Purchasers will be notified prior to the conversion of Class R-1 shares to Class R-2 shares. After the conversion, the Qualified Purchaser may purchase Class R-2 shares.

A Qualified Purchaser in some instances may hold both Class R-1 and Class R-3 shares. When this occurs, the value of Class R-3 shares will be combined with the value of Class R-1 shares for the purpose of determining the Qualified Purchaser’s eligibility to purchase Class R-2 shares. For example, if a Qualified Purchaser holds Class R-1 shares valued at $400,000 and Class R-3 shares valued at $100,000, the Class R-1 shares will convert to Class R-2, and the Qualified Purchaser can purchase Class R-2 shares on a prospective basis.

Class R-3 shares are available to Qualified Purchasers that are sponsored by any of the following persons or for which any of the following persons is the administrator, trustee or fiduciary:

(i)	Current insurance agents of the State Farm Insurance Companies who are also registered representatives of State Farm VP Management Corp. (“Registered State Farm Agents”),

(ii)	Agency Field Consultants, (“AFCs”),

(iii)	Agency Field Executives (“AFEs”),

(iv)	Field Sales Associates (“FSAs”),

(v)	Zone Sales Associate Managers (“ZSAMs”), and

(vi)	Family members of persons in categories (i)-(v).

“Family member” is defined as:

•	Spouse, which means the person to whom you are legally married under the laws of the state in which you reside.

•	Lineal ascendants including:
•	parents
•	grandparents
•	step-parents
•	step-grandparents
•	great grandparents
•	step-great grandparents

•	Lineal descendants including:
•	children
•	grandchildren
•	great grandchildren
•	step children
•	court appointed foster children
•	legally adopted children
•	step-grandchildren
•	step-great grandchildren

•	Lineal descendant’s spouse

•	Siblings
•	brother
•	sister
•	step-brother
•	step-sister

•	Sibling’s spouse

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SHAREHOLDER INFORMATION continued

Registered State Farm Agents, AFCs, AFEs, FSAs and ZSAMs who own (greater than 10%) or participate as an officer, director, or partner in a business that sponsors a Qualified Purchaser and the participants of that plan qualify to purchase Class R-3 shares for that plan. Family members (as defined above) of Registered State Farm Agents, AFCs, AFEs, FSAs and ZSAMs who own a sole proprietorship and who sponsor a Qualified Purchaser and the participants of that plan may purchase Class R-3 shares for that plan. Registered State Farm Agents, AFCs, AFEs, FSAs, ZSAMs and family members of such persons who are participants in a plan that is a Qualified Purchaser and who are investing in Fund shares may purchase Class R-3 shares to fund their individual accounts under that plan even if the entire plan does not qualify to purchase Class R-3 shares as described above.

Upon the Manager’s receipt of notification that a plan is a Qualified Purchaser eligible to purchase Class R-3 shares, each participant in that plan who wishes to purchase shares will be required to purchase Class R-3 shares. Likewise, once the Manager is notified that a plan participant is eligible to purchase Class R-3 shares and if the plan participant wishes to purchase Fund shares, he or she is required to purchase Class R-3 shares, even if the entire plan does not qualify to purchase Class R-3 shares.

Distribution and Shareholder Servicing Fees

Each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), which provides that the Funds will pay a distribution fee. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Funds, other than the Money Market Fund, are subject to a distribution fee up to the following amounts per year calculated based on average daily net assets in the share class:

	Class R-1	Class R-2	Class R-3
12b-1 Distribution Fee	0.50%	0.30%	None

Classes R-1 and R-2 of the Money Market Fund are subject to a distribution fee up to 0.40% and 0.20% per year, respectively, of average daily net assets in the share class. No distribution fee applies to Class R-3 of the Money Market Fund. The Equity and Bond Fund does not pay a 12b-1 fee as a result of its investment in the Equity Fund and the Bond Fund. The distribution fee is payable to State Farm VP Management Corp. to reimburse it for services and expenses incurred in connection with the distribution of Fund shares, including unreimbursed expenses incurred in years prior to the year of payment. These expenses include payments to State Farm VP Management Corp. Registered Representa- tives, expenses of printing and distributing prospectuses to persons other than Fund shareholders, and expenses of preparing, printing and distributing advertising and sales literature.

Class R-1, R-2 and R-3 shares of each Fund currently pay a shareholder servicing fee of 0.32% per year of the average daily net assets of that Class to the Manager for maintaining shareholder accounts and records, answering questions regarding the Funds, assisting shareholders with transactions and such other services as the Trust may request. The shareholder services fee imposed on Class R-1, R-2 and R-3 shares of each Fund will decrease as the aggregate amount of assets invested in these three classes of shares exceed $1 billion. The Manager has contracted with the Recordkeeper to provide shareholder services, which include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders. The Manager and State Farm VP Management Corp. may profit from the shareholder servicing and 12b-1 fees.

Calculating Net Asset Value

The offering price of the shares of each Fund is its NAV. NAV is calculated by adding all of the assets of a Fund, subtracting the Fund’s liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated for each class of each Fund. We calculate the NAV of the S&P 500 Index Fund and the LifePath Funds based on the NAVs of each corresponding Master Portfolio. Each are calculated on the same day and determined as of 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.

The NAV for each Fund is determined as of the time of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed. Each Fund values its assets at their current market value when market quotations are readily available. Securities for which readily available market quotations are not available, or for those quotations deemed not to be representative of market values, are valued by a method that the Board of Trustees believes will reflect a fair value. Fair value pricing typically is used when trading for a portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation or when a portfolio security has limited liquidity resulting in no market derived price. Securities also may be fair valued as a result of significant events that occur after the close of trading in markets within which the securities trade, but before the time at which

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SHAREHOLDER INFORMATION continued

the securities are valued for NAV calculation. Examples of significant events may include government action and acts of terrorism.

The intended effect of fair value pricing is to take into consideration all significant events, including those that have occurred between the time a security last traded and the time of NAV calculation, so that the NAV of a Fund fairly and accurately represents the value of the Fund’s holdings. Fair valuation may reduce the ability of a shareholder to take advantage of a lag between a significant change in the value of the Fund’s holdings and the reflection of that change in the Fund’s NAV.

Money market securities, other than U.S. Treasury securities, that mature within 60 days or less are valued using the amortized cost method, unless the Board of Trustees determines that this does not represent fair value.

All investments by the International Equity Fund and International Index Fund are valued in U.S. dollars based on the then prevailing exchange rate. Because each of these international funds invest in securities that are listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities owned by these Funds may change on days when you will not be able to purchase or redeem the shares. The Trust’s Board of Trustees has adopted procedures to value non-U.S. securities (“foreign securities”) held by the International Equity Fund and the International Index Fund. The procedures require foreign securities held by these two Funds to be fair valued in certain circumstances using prices provided by a third-party pricing service. The Manager fair values foreign securities held by these two Funds on valuation days when the closing prices for such securities are determined not to reflect the market value of such securities as of the time the Funds compute their NAVs. The Manager uses systematic and objective standards to determine when the closing prices of the foreign securities held by the International Equity Fund and the International Index Fund do not reflect the market value of such securities. Specific information about how the Funds value certain assets is set forth in the Statement of Additional Information.

Investments in a Master Portfolio are valued based on an interestholder’s proportionate ownership interest in the Master Portfolio’s aggregate net assets as next determined after an order is received in proper form. The aggregate NAV of each Master Portfolio (i.e., the value of its assets less liabilities) is determined as of 4:00 p.m. (Eastern time) on each day the NYSE is open for business. The Master Portfolio’s investments are valued each business day, typically by using available market quotations or at fair value determined in good faith by the Master Fund’s Board of Trustees. The prospectus of the Master Portfolios explains the circumstances under which the Master Portfolios will use fair value pricing and the effects of using fair value pricing.

How To Buy, Exchange or Redeem Shares

As a participant in a plan that is a Qualified Purchaser, you should refer to documents provided by your plan sponsor or administrator for information related to buying, exchanging or redeeming Fund shares. You may generally exchange shares of a Fund offered in this prospectus for shares of the same class of another Fund offered in this prospectus.

Purchase Blocking Policy. The Funds reserve the right to reject any purchase order for any reason. The Funds are not designed to serve as a vehicle for frequent trading, including frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Funds have determined could involve actual or potential harm to a Fund, may be rejected. Frequent trading of Fund shares may lead to increased costs to the Fund and less efficient management of the Fund’s portfolio, resulting in dilution of the value of the shares held by long term shareholders.

The Trust’s Board of Trustees has approved policies and procedures with respect to frequent purchases and redemptions of Fund shares. Under the Trust’s “Purchase Blocking Policy,” any shareholder or any beneficial shareholder (such as any plan participant in a qualified retirement plan owning Class R-1, R-2 or R-3 shares) redeeming shares (including redemptions that are part of an exchange transaction) having a value of $2,500 or more from a Fund (other than the Money Market Fund) will be precluded from investing in that Fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. The Funds will work with intermediaries such as the Recordkeeper to develop such procedures or other procedures that the Funds determine are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or one that achieves the objective of this policy.

Under the Funds’ purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	Systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase

•	Employer sponsored retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system

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SHAREHOLDER INFORMATION continued

•

Purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Notwithstanding the Funds’ purchase blocking policy, all transactions in Fund shares remain subject to the Funds’ right to restrict potentially abusive trading generally (including the types of transaction described above that will not be prevented or trigger a purchase block under the policy). For instance, each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund.

The Trust has authorized the Recordkeeper and other organizations that the Recordkeeper designates as authorized agents (collectively “authorized agents”) to accept purchase, exchange and redemption orders on behalf of the Trust. An order received by an authorized agent in good order will be deemed to have been accepted by the Trust. In accordance with federal securities laws, when you buy, exchange or redeem shares through an authorized agent, you will pay or receive the Fund’s NAV per share next calculated after receipt and acceptance of the order by the authorized agent.

Anti-Money Laundering Compliance. The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if you are not a U.S. resident or it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds or an authorized agent believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds or an authorized agent also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds or an authorized agent to inform the shareholder that it has taken the actions described above. The Manager and State Farm VP Management Corp., the Trust’s distributor, implement the Funds’ anti-money laundering program.

Excessive Trading/Market Timing

The Manager believes that the Funds are appropriate for a long term investment by a shareholder who can accommodate short-term price volatility. The Funds may also be appropriate as a diversifier of other investments. The Funds are not an appropriate investment for short-term investors who desire to trade the Funds frequently in anticipation of, or reaction to, short term market price movement.

An investment strategy some investors follow is commonly referred to as market timing. The Trust defines market timing as transactions into or between mutual funds on a frequent, short term basis, in anticipation of short term movements of share prices within those mutual funds. This is not an investment strategy supported by the Trust. The Trust does not accommodate shareholders who want to engage in market timing. The Trust attempts to identify and discourage market timing. Do not invest with the Trust if you desire to follow a market timing strategy.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be more susceptible to a time zone arbitrage strategy in which an investor seeks to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market, but prior to the pricing of the Fund’s shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to engaging in a time zone arbitrage strategy).

The Trust attempts to identify and discourage market timing because of the possible risks frequent purchases and redemptions present to shareholders and the portfolio management of the Funds. Market timing risks include the dilution in value of Fund shares held by the Fund’s other shareholders; interference with the efficient management of the Fund’s portfolio; and increased administrative costs for all Fund shareholders. The Board of Trustees for the Trust has adopted the following policies and procedures to discourage market timing:

•	Each Fund reserves the right to reject any purchase request, including exchanges from other Funds. A purchase request could be rejected due to its timing, amount or history of trading.

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SHAREHOLDER INFORMATION continued

•	The documents provided by your plan sponsor or administrator may limit the number of times that you can exchange out of a Fund and into another Fund.

There is no guarantee that the Funds will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. We apply our market timing policies and procedures, including any and all restrictions, to all investors without special arrangement, waiver or exception. Because we cannot guarantee that our market timing policies and procedures will detect every market timer, investors bear the risk that frequent exchange or transfer activity may occur, resulting in dilution of the value of Fund shares, interference with efficient management of the Funds’ portfolios, and increases in brokerage and administrative costs to the Funds.

Certain shares of the Trust are held in omnibus accounts. When held in omnibus accounts, Trust shares are held in the name of an intermediary, such as a qualified retirement plan, on behalf of multiple beneficial owners, such as plan participants. With respect to Trust shares held in some omnibus accounts, the Trust is not able to identify trading by particular beneficial owners, which makes it difficult or impossible for the Trust to determine if a particular beneficial owner is engaged in frequent trading. The techniques used by the Trust and its intermediaries are not anticipated to identify all frequent trading by beneficial owners of Trust shares held in omnibus accounts. Therefore, the Trust’s market timing restrictions will not apply to all shares held in omnibus accounts.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures regarding the disclosure of each Fund’s portfolio securities is available in the Statement of Additional Information.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from financial statements that have been audited by Ernst & Young LLP, whose report, along with each Fund’s financial statements, is included in the December 31, 2008 annual report. The annual report may be obtained from the Funds upon request and without charge.

(For a share outstanding throughout each period)

Equity Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class R-1 Shares
Year ended 12/31/2008	$7.52	$0.09	$(3.22)	$(3.13)	$(0.10)	$(0.01)	$(0.11)
Year ended 12/31/2007	8.75	0.12	(0.71)	(0.59)	(0.12)	(0.52)	(0.64)
Year ended 12/31/2006	7.98	0.08	1.16	1.24	(0.09)	(0.38)	(0.47)
Year ended 12/31/2005	8.33	0.06	0.49	0.55	(0.07)	(0.83)	(0.90)
Period ended 12/31/2004(d)	7.75	0.04	0.64	0.68	(0.10)	—	(0.10)

Class R-2 Shares
Year ended 12/31/2008	7.51	0.10	(3.23)	(3.13)	(0.10)	(0.01)	(0.11)
Year ended 12/31/2007	8.76	0.14	(0.71)	(0.57)	(0.16)	(0.52)	(0.68)
Year ended 12/31/2006	7.99	0.10	1.16	1.26	(0.11)	(0.38)	(0.49)
Year ended 12/31/2005	8.33	0.08	0.50	0.58	(0.09)	(0.83)	(0.92)
Period ended 12/31/2004(d)	7.75	0.04	0.64	0.68	(0.10)	—	(0.10)

Class R-3 Shares
Year ended 12/31/2008	7.54	0.12	(3.24)	(3.12)	(0.12)	(0.01)	(0.13)
Year ended 12/31/2007	8.77	0.17	(0.71)	(0.54)	(0.17)	(0.52)	(0.69)
Year ended 12/31/2006	8.00	0.12	1.16	1.28	(0.13)	(0.38)	(0.51)
Year ended 12/31/2005	8.33	0.10	0.51	0.61	(0.11)	(0.83)	(0.94)
Period ended 12/31/2004(d)	7.75	0.05	0.64	0.69	(0.11)	—	(0.11)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 23, 2004.

74

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses		Net investment income (loss)		Expenses		Net investment income (loss)		Portfolio turnover rate

$4.28	(41.63)%	$1.7	1.51%		1.50%		1.51%		1.50%		143%
7.52	(6.84)	2.3	1.49		1.38		1.49		1.38		46
8.75	15.57	2.3	1.49		0.94		1.49		0.94		42
7.98	6.49	1.6	1.52		0.74		1.54		0.72		90
8.33	8.76	1.1	1.51	(c)	1.33	(c)	1.51	(c)	1.33	(c)	2

4.27	(41.62)	3.3	1.31		1.70		1.31		1.70		143
7.51	(6.66)	5.7	1.29		1.61		1.29		1.61		46
8.76	15.78	3.0	1.29		1.15		1.29		1.15		42
7.99	6.79	2.0	1.32		0.95		1.34		0.93		90
8.33	8.82	1.1	1.31	(c)	1.53	(c)	1.31	(c)	1.53	(c)	2

4.29	(41.36)	0.7	1.01		2.00		1.01		2.00		143
7.54	(6.32)	1.2	0.99		1.87		0.99		1.87		46
8.77	16.01	1.3	0.99		1.44		0.99		1.44		42
8.00	7.16	1.1	1.02		1.23		1.03		1.22		90
8.33	8.94	1.1	1.01	(c)	1.84	(c)	1.01	(c)	1.84	(c)	2

75

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout the period):

Small/Mid Cap Equity Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class R-1 Shares
Year ended 12/31/2008	$10.69	$(0.06)	$(4.88)	$(4.94)	$—	$(0.05)	$(0.05)
Year ended 12/31/2007	10.64	(0.10)	1.71	1.61	—	(1.56)	(1.56)
Year ended 12/31/2006	10.15	(0.10)	1.52	1.42	—	(0.93)	(0.93)
Year ended 12/31/2005	10.52	(0.07)	0.20	0.13	—	(0.50)	(0.50)
Period ended 12/31/2004(e)	8.79	(0.02)	1.75	1.73	—	—	—

Class R-2 Shares
Year ended 12/31/2008	10.77	(0.04)	(4.92)	(4.96)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.70	(0.07)	1.70	1.63	—	(1.56)	(1.56)
Year ended 12/31/2006	10.18	(0.07)	1.52	1.45	—	(0.93)	(0.93)
Year ended 12/31/2005	10.53	(0.05)	0.20	0.15	—	(0.50)	(0.50)
Period ended 12/31/2004(e)	8.79	(0.01)	1.75	1.74	—	—	—

Class R-3 Shares
Year ended 12/31/2008	10.92	(0.02)	(4.99)	(5.01)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.78	(0.04)	1.74	1.70	—	(1.56)	(1.56)
Year ended 12/31/2006	10.23	(0.04)	1.52	1.48	—	(0.93)	(0.93)
Year ended 12/31/2005	10.54	(0.02)	0.21	0.19	—	(0.50)	(0.50)
Period ended 12/31/2004(e)	8.79	—	1.75	1.75	—	—	—

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Net investment income for Class R-3 shares represent less than $0.01 per share in 2004.
(c)	Total return is not annualized for periods that are less than a full year.
(d)	Determined on an annualized basis.
(e)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 31, 2004.

76

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses		Net investment income (loss)		Expenses		Net investment income (loss)		Portfolio turnover rate

$5.70	(46.16)%	$1.9	1.72%		(0.68)%		1.77%		(0.73)%		99%
10.69	15.07	2.7	1.72		(0.81)		1.76		(0.85)		98
10.64	14.09	2.1	1.72		(0.89)		1.77		(0.94)		155
10.15	1.17	1.6	1.72		(0.71)		1.83		(0.82)		61
10.52	19.68	1.2	1.72	(d)	(0.47	)(d)	1.80	(d)	(0.55	)(d)	37

5.76	(46.00)	3.4	1.52		(0.48)		1.57		(0.53)		99
10.77	15.16	5.4	1.52		(0.58)		1.56		(0.62)		98
10.70	14.35	1.9	1.52		(0.69)		1.56		(0.73)		155
10.18	1.36	1.4	1.52		(0.51)		1.63		(0.62)		61
10.53	19.80	1.2	1.52	(d)	(0.28	)(d)	1.60	(d)	(0.36	)(d)	37

5.86	(45.83)	0.8	1.22		(0.18)		1.27		(0.23)		99
10.92	15.71	1.4	1.22		(0.30)		1.26		(0.34)		98
10.78	14.56	1.4	1.22		(0.40)		1.27		(0.45)		155
10.23	1.74	1.3	1.22		(0.22)		1.33		(0.33)		61
10.54	19.91	1.2	1.22	(d)	0.02	(d)	1.30	(d)	(0.06	)(d)	37

77

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period):

International Equity Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class R-1 Shares
Year ended 12/31/2008	$12.80	$0.13	$(6.17)	$(6.04)	$—	$(0.21)	$(0.21)
Year ended 12/31/2007	12.44	0.05	1.28	1.33	(0.11)	(0.86)	(0.97)
Year ended 12/31/2006	10.68	0.08	1.85	1.93	(0.17)	—	(0.17)
Year ended 12/31/2005	9.32	0.04	1.44	1.48	(0.12)	—	(0.12)
Period ended 12/31/2004(e)	8.32	(0.02)	1.11	1.09	(0.09)	—	(0.09)

Class R-2 Shares
Year ended 12/31/2008	12.81	0.15	(6.18)	(6.03)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.47	0.06	1.29	1.35	(0.15)	(0.86)	(1.01)
Year ended 12/31/2006	10.71	0.10	1.86	1.96	(0.20)	—	(0.20)
Year ended 12/31/2005	9.32	0.06	1.46	1.52	(0.13)	—	(0.13)
Period ended 12/31/2004(e)	8.32	(0.01)	1.10	1.09	(0.09)	—	(0.09)

Class R-3 Shares
Year ended 12/31/2008	12.82	0.18	(6.20)	(6.02)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.46	0.12	1.27	1.39	(0.17)	(0.86)	(1.03)
Year ended 12/31/2006	10.70	0.14	1.85	1.99	(0.23)	—	(0.23)
Year ended 12/31/2005	9.32	0.09	1.45	1.54	(0.16)	—	(0.16)
Period ended 12/31/2004(e)	8.32	—	1.10	1.10	(0.10)	—	(0.10)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Net investment income for Class R-3 shares represent less than $0.01 per share in 2004.
(c)	Total return is not annualized for periods that are less than a full year.
(d)	Determined on an annualized basis.
(e)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.
(f)	Based upon NAV of $12.44, $12.47 and $12.46 for Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $12.46, $12.49 and $12.48, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 18.30%, 18.47% and 18.75%, respectively.

78

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses		Net investment income (loss)		Expenses		Net investment income (loss)		Portfolio turnover rate

$6.55	(47.18)%	$2.1	1.82%		1.26%		2.00%		1.08%		154%
12.80	10.43%	3.0	1.82		0.38		1.92		0.28		52
12.44	18.11 (f)	2.3	1.82		0.68		1.95		0.55		30
10.68	15.86	1.6	1.82		0.42		2.05		0.19		27
9.32	13.06	1.2	1.82	(d)	(0.70)		2.04	(d)	(0.92	)(d)	22

6.57	(47.06)	2.6	1.62		1.48		1.79		1.31		154
12.81	10.59	4.7	1.62		0.49		1.73		0.38		52
12.47	18.28 (f)	2.2	1.62		0.84		1.75		0.71		30
10.71	16.34	1.5	1.62		0.67		1.85		0.44		27
9.32	13.12	1.1	1.62	(d)	(0.49	)(d)	1.84	(d)	(0.71	)(d)	22

6.59	(46.99)	0.9	1.32		1.76		1.49		1.59		154
12.82	10.99	1.7	1.32		0.91		1.42		0.81		52
12.46	18.56 (f)	1.6	1.32		1.18		1.44		1.06		30
10.70	16.51	1.3	1.32		0.97		1.55		0.74		27
9.32	13.22	1.1	1.32	(d)	(0.19	)(d)	1.54	(d)	(0.41	)(d)	22

79

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period):

S&P 500 Index Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class R-1 Shares
Year ended 12/31/2008	$11.09	$0.12	$(4.32)	$(4.20)	$(0.13)	$(0.01)	$(0.14)
Year ended 12/31/2007	10.76	0.11	0.36	0.47	(0.10)	(0.04)	(0.14)
Year ended 12/31/2006	9.47	0.09	1.30	1.39	(0.10)	—	(0.10)
Year ended 12/31/2005	9.20	0.07	0.27	0.34	(0.07)	—	(0.07)
Period ended 12/31/2004(g)	8.62	0.04	0.66	0.70	(0.12)	—	(0.12)

Class R-2 Shares
Year ended 12/31/2008	11.06	0.14	(4.31)	(4.17)	(0.15)	(0.01)	(0.16)
Year ended 12/31/2007	10.75	0.13	0.36	0.49	(0.14)	(0.04)	(0.18)
Year ended 12/31/2006	9.46	0.11	1.29	1.40	(0.11)	—	(0.11)
Year ended 12/31/2005	9.20	0.09	0.28	0.37	(0.11)	—	(0.11)
Period ended 12/31/2004(g)	8.62	0.05	0.65	0.70	(0.12)	—	(0.12)

Class R-3 Shares
Year ended 12/31/2008	11.12	0.17	(4.33)	(4.16)	(0.18)	(0.01)	(0.19)
Year ended 12/31/2007	10.79	0.16	0.37	0.53	(0.16)	(0.04)	(0.20)
Year ended 12/31/2006	9.49	0.14	1.30	1.44	(0.14)	—	(0.14)
Year ended 12/31/2005	9.20	0.12	0.28	0.40	(0.11)	—	(0.11)
Period ended 12/31/2004(g)	8.62	0.06	0.65	0.71	(0.13)	—	(0.13)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The net amounts and ratios reflect BFA’s expense credit for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s expense credit, were 0.05% and 2.32%, respectively, for the year ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return is not annualized for periods that are less than a full year.
(d)	The ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The net amounts and ratios do not reflect BFA’s expense credit for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, excluding BFA’s expense credit, were 0.05% and 2.32, respectively, for the year ended December 31, 2008.
(e)	Amount represents the portfolio turnover rate of the Master Portfolio.
(f)	Determined on an annualized basis.
(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.
(h)	The portfolio turnover rate previously reported as 14% has been revised to reflect the correct portfolio turnover rate of the Master Portfolio.

80

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a)		Net investment income (a)		Expenses (d)		Net investment income (loss) (d)		Portfolio turnover rate (e)

$6.75	(37.76)%	$4.8	1.11%		1.32%		1.11%		1.32%		8%
11.09	4.40	6.2	1.10		0.95		1.10		0.95		7
10.76	14.64	5.4	1.10		0.90		1.10		0.90		14
9.47	3.73	3.3	1.12		0.79		1.15		0.76		10	(h)
9.20	8.12	1.6	1.12	(f)	1.65	(f)	1.12	(f)	1.65	(f)	14

6.73	(37.60)	6.5	0.91		1.51		0.91		1.51		8
11.06	4.58	9.6	0.90		1.17		0.90		1.17		7
10.75	14.82	5.9	0.90		1.11		0.90		1.11		14
9.46	3.95	3.5	0.92		1.02		0.95		0.99		10	(h)
9.20	8.11	1.1	0.92	(f)	1.93	(f)	0.92	(f)	1.93	(f)	14

6.77	(37.35)	1.3	0.61		1.81		0.61		1.81		8
11.12	4.92	1.9	0.60		1.45		0.60		1.45		7
10.79	15.14	1.7	0.60		1.39		0.60		1.39		14
9.49	4.35	1.3	0.62		1.28		0.65		1.25		10	(h)
9.20	8.20	1.1	0.62	(f)	2.24	(f)	0.62	(f)	2.24	(f)	14

81

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period):

Small Cap Index Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class R-1 Shares
Year ended 12/31/2008	$13.00	$0.03	$(4.60)	$(4.57)	$(0.01)	$(0.75)	$(0.76)
Year ended 12/31/2007	14.26	0.05	(0.45)	(0.40)	(0.04)	(0.82)	(0.86)
Year ended 12/31/2006	13.21	0.01	2.20	2.21	—	(1.16)	(1.16)
Year ended 12/31/2005	13.44	0.01	0.43	0.44	—	(0.67)	(0.67)
Period ended 12/31/2004(f)	12.13	0.02	1.73	1.75	(0.05)	(0.39)	(0.44)

Class R-2 Shares
Year ended 12/31/2008	13.03	0.05	(4.62)	(4.57)	(0.03)	(0.75)	(0.78)
Year ended 12/31/2007	14.31	0.08	(0.46)	(0.38)	(0.08)	(0.82)	(0.90)
Year ended 12/31/2006	13.24	0.04	2.21	2.25	(0.02)	(1.16)	(1.18)
Year ended 12/31/2005	13.44	0.04	0.44	0.48	(0.01)	(0.67)	(0.68)
Period ended 12/31/2004(f)	12.13	0.03	1.73	1.76	(0.06)	(0.39)	(0.45)

Class R-3 Shares
Year ended 12/31/2008	13.06	0.08	(4.61)	(4.53)	(0.07)	(0.75)	(0.82)
Year ended 12/31/2007	14.33	0.12	(0.46)	(0.34)	(0.11)	(0.82)	(0.93)
Year ended 12/31/2006	13.25	0.08	2.22	2.30	(0.06)	(1.16)	(1.22)
Year ended 12/31/2005	13.44	0.08	0.43	0.51	(0.03)	(0.67)	(0.70)
Period ended 12/31/2004(f)	12.13	0.04	1.73	1.77	(0.07)	(0.39)	(0.46)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Portfolio through September 9, 2005.
(c)	Total return is not annualized for periods that are less than a full year.
(d)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the Small Cap Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 19%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.
(e)	Determined on an annualized basis.
(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

82

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b)		Net investment income (loss) (b)		Expenses (b)		Net investment income (loss) (b)		Portfolio turnover rate (d)

$7.67	(34.77)%	$2.3	1.27%		0.24%		1.32%		0.19%		20%
13.00	(2.87)	3.1	1.27		0.33		1.30		0.30		18
14.26	16.69	3.0	1.27		0.05		1.29		0.03		27
13.21	3.20	2.0	1.27		0.09		1.33		0.03		3
13.44	14.42	1.3	1.27	(e)	0.57	(e)	1.31	(e)	0.53	(e)	20

7.68	(34.67)	2.7	1.07		0.44		1.12		0.39		20
13.03	(2.67)	4.2	1.07		0.55		1.11		0.51		18
14.31	16.96	3.1	1.07		0.25		1.09		0.23		27
13.24	3.46	1.6	1.07		0.29		1.13		0.23		3
13.44	14.46	1.1	1.07	(e)	0.74	(e)	1.11	(e)	0.70	(e)	20

7.71	(34.33)	0.8	0.77		0.74		0.82		0.69		20
13.06	(2.40)	1.3	0.77		0.83		0.80		0.80		18
14.33	17.27	1.3	0.77		0.54		0.79		0.52		27
13.25	3.75	1.1	0.77		0.58		0.83		0.52		3
13.44	14.55	1.1	0.77	(e)	1.04	(e)	0.81	(e)	1.00	(e)	20

83

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period):

International Index Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class R-1 Shares
Year ended 12/31/2008	$14.67	$0.26	$(6.53)	$(6.27)	$(0.16)	$—	$(0.16)
Year ended 12/31/2007	13.84	0.20	1.12	1.32	(0.29)	(0.20)	(0.49)
Year ended 12/31/2006	11.45	0.17	2.61	2.78	(0.25)	(0.14)	(0.39)
Year ended 12/31/2005	10.32	0.13	1.15	1.28	(0.15)	—	(0.15)
Period ended 12/31/2004(f)	9.07	0.01	1.37	1.38	(0.13)	—	(0.13)

Class R-2 Shares
Year ended 12/31/2008	14.67	0.28	(6.53)	(6.25)	(0.19)	—	(0.19)
Year ended 12/31/2007	13.85	0.22	1.12	1.34	(0.32)	(0.20)	(0.52)
Year ended 12/31/2006	11.45	0.21	2.60	2.81	(0.27)	(0.14)	(0.41)
Year ended 12/31/2005	10.32	0.15	1.16	1.31	(0.18)	—	(0.18)
Period ended 12/31/2004(f)	9.07	0.01	1.38	1.39	(0.14)	—	(0.14)

Class R-3 Shares
Year ended 12/31/2008	14.71	0.32	(6.55)	(6.23)	(0.22)	—	(0.22)
Year ended 12/31/2007	13.86	0.28	1.12	1.40	(0.35)	(0.20)	(0.55)
Year ended 12/31/2006	11.45	0.24	2.61	2.85	(0.30)	(0.14)	(0.44)
Year ended 12/31/2005	10.32	0.19	1.14	1.33	(0.20)	—	(0.20)
Period ended 12/31/2004(f)	9.07	0.02	1.37	1.39	(0.14)	—	(0.14)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Portfolio through September 9, 2005.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return is not annualized for periods that are less than a full year.
(d)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the International Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 4%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.
(e)	Determined on an annualized basis.
(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.
(g)	Based upon NAV of $13.84, $13.85 and $13.86 for Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $13.87, $13.87 and $13.89, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 24.45%, 24.63% and 25.08%, respectively.

84

			Ratios/supplemental data
				Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (c)		Net assets, end of period (millions)	Expenses (a)		Net investment income (a)		Expenses (a)		Net investment income (loss) (a)		Portfolio turnover rate (d)

$8.24	(42.69)%		$3.0	1.47%		2.17%		1.60%		2.04%		8%
14.67	9.28		4.1	1.47		1.37		1.60		1.24		2
13.84	24.19	(g)	3.1	1.47		1.37		1.63		1.21		8
11.45	12.44		1.9	1.47		1.23		1.60		1.10		1
10.32	15.24		1.3	1.47	(e)	0.28	(e)	1.56	(e)	0.19	(e)	39

8.23	(42.59)		3.8	1.27		2.36		1.40		2.23		8
14.67	9.55		6.0	1.27		1.50		1.40		1.37		2
13.85	24.45	(g)	3.2	1.27		1.61		1.43		1.45		8
11.45	12.66		1.8	1.27		1.41		1.40		1.28		1
10.32	15.27		1.1	1.27	(e)	0.47	(e)	1.36	(e)	0.38	(e)	39

8.26	(42.34)		1.1	0.97		2.68		1.10		2.55		8
14.71	9.86		2.0	0.97		1.91		1.10		1.78		2
13.86	24.81	(g)	1.7	0.97		1.91		1.13		1.75		8
11.45	12.88		1.3	0.97		1.75		1.10		1.62		1
10.32	15.37		1.1	0.97	(e)	0.77	(e)	1.05	(e)	0.69	(e)	39

85

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period):

Equity and Bond Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class R-1 Shares
Year ended 12/31/08	$9.22	$0.23	$(2.61)	$(2.38)	$(0.23)	$(0.36)	$(0.59)
Year ended 12/31/07	9.89	0.25	(0.41)	(0.16)	(0.25)	(0.26)	(0.51)
Year ended 12/31/2006	9.62	0.22	0.81	1.03	(0.21)	(0.55)	(0.76)
Year ended 12/31/2005	9.40	0.19	0.17	0.36	(0.14)	—	(0.14)
Period ended 12/31/2004(e)	9.13	0.13	0.35	0.48	(0.21)	—	(0.21)

Class R-2 Shares
Year ended 12/31/08	9.24	0.24	(2.61)	(2.37)	(0.25)	(0.36)	(0.61)
Year ended 12/31/07	9.90	0.33	(0.46)	(0.13)	(0.27)	(0.26)	(0.53)
Year ended 12/31/2006	9.63	0.23	0.82	1.05	(0.23)	(0.55)	(0.78)
Year ended 12/31/2005	9.40	0.20	0.17	0.37	(0.14)	—	(0.14)
Period ended 12/31/2004(e)	9.13	0.14	0.35	0.49	(0.22)	—	(0.22)

Class R-3 Shares
Year ended 12/31/08	9.25	0.27	(2.62)	(2.35)	(0.27)	(0.36)	(0.63)
Year ended 12/31/07	9.91	0.30	(0.40)	(0.10)	(0.30)	(0.26)	(0.56)
Year ended 12/31/2006	9.64	0.26	0.82	1.08	(0.26)	(0.55)	(0.81)
Year ended 12/31/2005	9.40	0.22	0.17	0.39	(0.15)	—	(0.15)
Period ended 12/31/2004(e)	9.13	0.15	0.35	0.50	(0.23)	—	(0.23)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Expense ratios related to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.
(c)	Total return is not annualized for periods that are less than a full year.
(d)	Determined on an annualized basis.
(e)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 31, 2004.

86

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b)		Net investment income		Expenses (b)		Net investment income		Portfolio turnover rate

$6.25	(25.86)%	$2.0	0.57%		2.78%		0.66%		2.69%		16%
9.22	(1.67)	2.6	0.57		2.48		0.66		2.39		1
9.89	10.71	2.1	0.57		2.19		0.74		2.02		1
9.62	4.36	1.5	0.64		1.97		0.78		1.83		1
9.40	5.28	1.1	0.82	(d)	3.77	(d)	0.92	(d)	3.67	(d)	1

6.26	(25.75)	2.9	0.37		2.99		0.46		2.90		16
9.24	(1.37)	3.8	0.37		3.29		0.45		3.21		1
9.90	10.90	1.4	0.37		2.32		0.54		2.15		1
9.63	4.56	1.1	0.45		2.07		0.59		1.93		1
9.40	5.33	1.0	0.62	(d)	3.82	(d)	0.72	(d)	3.72	(d)	1

6.27	(25.46)	0.8	0.07		3.28		0.16		3.19		16
9.25	(1.10)	1.1	0.07		2.95		0.16		2.86		1
9.91	11.19	1.2	0.07		2.57		0.23		2.41		1
9.64	4.96	1.1	0.15		2.36		0.29		2.22		1
9.40	5.43	1.0	0.32	(d)	4.13	(d)	0.42	(d)	4.03	(d)	1

87

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period):

Bond Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class R-1 Shares
Year ended 12/31/2008	$10.52	$0.43	$(0.23)	$0.20	$(0.43)	$—	$(0.43)
Year ended 12/31/2007	10.32	0.42	0.20	0.62	(0.42)	—	(0.42)
Year ended 12/31/2006	10.38	0.40	(0.06)	0.34	(0.40)	—	(0.40)
Year ended 12/31/2005	10.64	0.38	(0.26)	0.12	(0.38)	—	(0.38)
Period ended 12/31/2004(c)	10.61	0.13	0.03	0.16	(0.13)	—	(0.13)

Class R-2 Shares
Year ended 12/31/2008	10.51	0.45	(0.23)	0.22	(0.45)	—	(0.45)
Year ended 12/31/2007	10.32	0.44	0.19	0.63	(0.44)	—	(0.44)
Year ended 12/31/2006	10.37	0.42	(0.05)	0.37	(0.42)	—	(0.42)
Year ended 12/31/2005	10.65	0.40	(0.28)	0.12	(0.40)	—	(0.40)
Period ended 12/31/2004(c)	10.61	0.14	0.04	0.18	(0.14)	—	(0.14)

Class R-3 Shares
Year ended 12/31/2008	10.52	0.48	(0.23)	0.25	(0.48)	—	(0.48)
Year ended 12/31/2007	10.33	0.47	0.19	0.66	(0.47)	—	(0.47)
Year ended 12/31/2006	10.38	0.45	(0.05)	0.40	(0.45)	—	(0.45)
Year ended 12/31/2005	10.65	0.43	(0.27)	0.16	(0.43)	—	(0.43)
Period ended 12/31/2004(c)	10.61	0.15	0.04	0.19	(0.15)	—	(0.15)

(a)	Total return is not annualized for periods that are less than a full year.
(b)	Determined on an annualized basis.
(c)	For all data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 23, 2004.

88

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses		Net investment income (loss)		Expenses		Net investment income (loss)		Portfolio turnover rate

$10.29	1.98%	$3.9	1.02%		4.18%		1.02%		4.18%		6%
10.52	6.16	2.6	1.02		4.08		1.02		4.08		16
10.32	3.35	2.2	1.01		3.89		1.01		3.89		16
10.38	1.12	1.7	1.02		3.58		1.05		3.55		11
10.64	1.53	1.2	1.00	(b)	3.48	(b)	1.00	(b)	3.48	(b)	12

10.28	2.18	3.7	0.82		4.37		0.82		4.37		6
10.51	6.27	3.2	0.82		4.28		0.82		4.28		16
10.32	3.66	2.3	0.81		4.09		0.81		4.09		16
10.37	1.12	1.6	0.82		3.78		0.85		3.75		11
10.65	1.70	1.0	0.80	(b)	3.68	(b)	0.80	(b)	3.68	(b)	12

10.29	2.49	1.3	0.52		4.66		0.52		4.66		6
10.52	6.59	1.3	0.52		4.57		0.52		4.57		16
10.33	3.97	1.2	0.51		4.39		0.51		4.39		16
10.38	1.51	1.1	0.52		4.08		0.55		4.05		11
10.65	1.81	1.0	0.50	(b)	3.98	(b)	0.50	(b)	3.98	(b)	12

89

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout the period):

Money Market Fund

		Income from investment operations		Less distributions

	Net asset value, beginning of period	Net investment income (a)	Total from investment operations	Net investment income (a)	Total distributions

Class R-1 Shares
Year ended 12/31/08	$1.00	$0.02	$0.02	$(0.02)	$(0.02)
Year ended 12/31/07	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Period ended 12/31/2004(d)	1.00	—	—	—	—

Class R-2 Shares
Year ended 12/31/08	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/07	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Period ended 12/31/2004(d)	1.00	—	—	—	—

Class R-3 Shares
Year ended 12/31/08	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/07	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Period ended 12/31/2004(d)	1.00	—	—	—	—

(a)	Net investment income and distributions for Class R-1 shares, Class R-2 shares and Class R-3 shares represent less than $0.01 per share in 2004.
(b)	Total return is not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	For all data, the period is from commencement of investment operations August 31, 2004.

90

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses		Net investment income		Expenses		Net investment income

$1.00	1.70%	$6.1	0.92%		1.63%		0.93%		1.62%
1.00	4.33	4.1	0.92		4.25		0.95		4.22
1.00	4.16	4.3	0.92		4.11		0.94		4.09
1.00	2.32	2.7	0.92		2.42		1.04		2.30
1.00	0.31	1.1	0.92	(c)	0.94	(c)	0.98	(c)	0.88	(c)

1.00	1.90	12.5	0.72		1.85		0.73		1.84
1.00	4.54	8.3	0.72		4.44		0.76		4.40
1.00	4.37	3.8	0.72		4.34		0.74		4.32
1.00	2.51	2.5	0.72		2.51		0.83		2.40
1.00	0.38	1.0	0.72	(c)	1.14	(c)	0.78	(c)	1.08	(c)

1.00	2.10	1.7	0.52		2.06		0.53		2.05
1.00	4.75	1.5	0.52		4.65		0.55		4.62
1.00	4.57	1.3	0.52		4.49		0.55		4.46%
1.00	2.72	1.2	0.52		2.72		0.63		2.61
1.00	0.45	1.1	0.52	(c)	1.34	(c)	0.58	(c)	1.28	(c)

91

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period):

LifePath Retirement Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class R-1 Shares
Year ended 12/31/2008	$11.46	$0.28	$(2.05)	$(1.77)	$(0.21)	$(0.05)	$(0.26)
Year ended 12/31/2007	11.58	0.31	0.12	0.43	(0.29)	(0.26)	(0.55)
Year ended 12/31/2006	11.13	0.29	0.58	0.87	(0.32)	(0.10)	(0.42)
Year ended 12/31/2005	11.08	0.22	0.17	0.39	(0.31)	(0.03)	(0.34)
Period ended 12/31/2004(f)	10.95	0.04	0.44	0.48	(0.18)	(0.17)	(0.35)

Class R-2 Shares
Year ended 12/31/2008	11.66	0.31	(2.08)	(1.77)	(0.24)	(0.05)	(0.29)
Year ended 12/31/2007	11.78	0.35	0.11	0.46	(0.32)	(0.26)	(0.58)
Year ended 12/31/2006	11.24	0.32	0.58	0.90	(0.26)	(0.10)	(0.36)
Year ended 12/31/2005	11.09	0.25	0.17	0.42	(0.24)	(0.03)	(0.27)
Period ended 12/31/2004(f)	10.95	0.05	0.43	0.48	(0.17)	(0.17)	(0.34)

Class R-3 Shares
Year ended 12/31/2008	11.62	0.34	(2.08)	(1.74)	(0.27)	(0.05)	(0.32)
Year ended 12/31/2007	11.76	0.37	0.11	0.48	(0.36)	(0.26)	(0.62)
Year ended 12/31/2006	11.25	0.35	0.60	0.95	(0.34)	(0.10)	(0.44)
Year ended 12/31/2005	11.09	0.28	0.17	0.45	(0.26)	(0.03)	(0.29)
Period ended 12/31/2004(f)	10.95	0.06	0.43	0.49	(0.18)	(0.17)	(0.35)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s and BTC’s expense credits and waivers, were 0.27% and 3.81%, respectively, for the year ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Total return is not annualized for periods that are less than a full year.
(e)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect BFA’s and BTC’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, excluding any BFA’s and BTC’s expense credits and waivers, were 0.61% and 3.47%, respectively, for the year ended December 31, 2008.
(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.
(g)	Determined on an annualized basis.

92

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a)		Net investment income (a)		Expenses (e)		Net investment income (e)		Portfolio turnover rate (c)

$9.43	(15.68)%	$1.5	1.52%		2.60%		1.86%		2.26%		11%
11.46	3.65	1.8	1.54		2.64		1.88		2.30		6
11.58	7.95	1.4	1.54		2.56		2.02		2.08		10
11.13	3.55	0.9	1.58		1.96		1.95		1.59		11
11.08	4.44	0.1	1.56	(g)	1.30	(g)	1.86	(g)	1.00	(g)	138

9.60	(15.50)	2.0	1.32		2.82		1.66		2.48		11
11.66	3.89	1.7	1.34		2.88		1.67		2.55		6
11.78	8.16	0.9	1.34		2.78		1.82		2.30		10
11.24	3.80	0.7	1.38		2.16		1.75		1.79		11
11.09	4.43	0.1	1.36	(g)	1.46	(g)	1.65	(g)	1.17	(g)	138

9.56	(15.20)	0.1	1.02		3.14		1.36		2.80		11
11.62	4.08	0.1	1.04		3.11		1.38		2.77		6
11.76	8.57	0.1	1.04		3.01		1.52		2.53		10
11.25	4.09	0.1	1.08		2.49		1.45		2.12		11
11.09	4.52	0.1	1.06	(g)	1.76	(g)	1.35	(g)	1.47	(g)	138

93

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period):

LifePath 2020 Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class R-1 Shares
Year ended 12/31/2008	$13.59	$0.26	$(3.79)	$(3.53)	$(0.21)	$(0.05)	$(0.26)
Year ended 12/31/2007	13.92	0.27	0.09	0.36	(0.23)	(0.46)	(0.69)
Year ended 12/31/2006	12.73	0.24	1.36	1.60	(0.22)	(0.19)	(0.41)
Year ended 12/31/2005	12.31	0.18	0.53	0.71	(0.19)	(0.10)	(0.29)
Period ended 12/31/2004(f)	11.79	0.05	0.81	0.86	(0.14)	(0.20)	(0.34)

Class R-2 Shares
Year ended 12/31/2008	13.60	0.28	(3.79)	(3.51)	(0.22)	(0.05)	(0.27)
Year ended 12/31/2007	13.94	0.31	0.08	0.39	(0.27)	(0.46)	(0.73)
Year ended 12/31/2006	12.77	0.28	1.32	1.60	(0.24)	(0.19)	(0.43)
Year ended 12/31/2005	12.32	0.19	0.54	0.73	(0.18)	(0.10)	(0.28)
Period ended 12/31/2004(f)	11.79	0.05	0.82	0.87	(0.14)	(0.20)	(0.34)

Class R-3 Shares
Year ended 12/31/2008	13.59	0.31	(3.78)	(3.47)	(0.26)	(0.05)	(0.31)
Year ended 12/31/2007	13.91	0.34	0.09	0.43	(0.29)	(0.46)	(0.75)
Year ended 12/31/2006	12.79	0.32	1.26	1.58	(0.27)	(0.19)	(0.46)
Year ended 12/31/2005	12.32	0.23	0.55	0.78	(0.21)	(0.10)	(0.31)
Period ended 12/31/2004(f)	11.79	0.06	0.82	0.88	(0.15)	(0.20)	(0.35)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s and BTC’s expense credit and waiver, were 0.23% and 3.18%, respectively, for the year ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Total return is not annualized for periods that are less than a full year.
(e)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect BFA’s and BTC’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007) for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, excluding any BFA’s and BTC’s expense credits and waivers, were 0.57% and 2.84%, respectively, for the year ended December 31, 2008.
(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.
(g)	Determined on an annualized basis.

94

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a)		Net investment income (a)		Expenses (e)		Net investment income (e)		Portfolio turnover rate (c)

$9.80	(25.98)%	$8.5	1.45%		2.13%		1.79%		1.79%		13%
13.59	2.55	7.9	1.46		1.86		1.79		1.53		7
13.92	12.52	5.3	1.47		1.82		1.80		1.49		16
12.73	5.71	3.0	1.54		1.51		1.88		1.17		17
12.31	7.32	0.2	1.55	(g)	1.46	(g)	1.86	(g)	1.15	(g)	140

9.82	(25.81)	9.6	1.25		2.27		1.59		1.93		13
13.60	2.75	10.6	1.26		2.16		1.59		1.83		7
13.94	12.49	5.0	1.27		2.04		1.60		1.71		16
12.77	5.94	1.6	1.35		1.52		1.67		1.20		17
12.32	7.38	0.1	1.35	(g)	1.35	(g)	1.65	(g)	1.05	(g)	140

9.81	(25.57)	1.8	0.95		2.56		1.29		2.22		13
13.59	3.07	2.3	0.96		2.35		1.29		2.02		7
13.91	12.34	1.9	0.97		2.39		1.30		2.06		16
12.79	6.29	0.9	1.05		1.82		1.37		1.50		17
12.32	7.46	0.1	1.05	(g)	1.64	(g)	1.35	(g)	1.34	(g)	140

95

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period):

LifePath 2030 Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class R-1 Shares
Year ended 12/31/2008	$14.42	$0.22	$(4.76)	$(4.54)	$(0.18)	$(0.04)	$(0.22)
Year ended 12/31/2007	14.85	0.23	0.05	0.28	(0.19)	(0.52)	(0.71)
Year ended 12/31/2006	13.33	0.19	1.72	1.91	(0.16)	(0.23)	(0.39)
Year ended 12/31/2005	12.74	0.15	0.72	0.87	(0.14)	(0.14)	(0.28)
Period ended 12/31/2004(f)	12.04	0.05	0.98	1.03	(0.11)	(0.22)	(0.33)

Class R-2 Shares
Year ended 12/31/2008	14.46	0.24	(4.78)	(4.54)	(0.19)	(0.04)	(0.23)
Year ended 12/31/2007	14.89	0.27	0.04	0.31	(0.22)	(0.52)	(0.74)
Year ended 12/31/2006	13.37	0.24	1.70	1.94	(0.19)	(0.23)	(0.42)
Year ended 12/31/2005	12.75	0.16	0.74	0.90	(0.14)	(0.14)	(0.28)
Period ended 12/31/2004(f)	12.04	0.05	0.99	1.04	(0.11)	(0.22)	(0.33)

Class R-3 Shares
Year ended 12/31/2008	14.49	0.28	(4.79)	(4.51)	(0.23)	(0.04)	(0.27)
Year ended 12/31/2007	14.90	0.30	0.05	0.35	(0.24)	(0.52)	(0.76)
Year ended 12/31/2006	13.37	0.28	1.70	1.98	(0.22)	(0.23)	(0.45)
Year ended 12/31/2005	12.75	0.19	0.74	0.93	(0.17)	(0.14)	(0.31)
Period ended 12/31/2004(f)	12.04	0.06	0.99	1.05	(0.12)	(0.22)	(0.34)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s and BTC’s expense credits and waivers, were 0.21% and 2.82%, respectively, for the year ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Total return is not annualized for periods that are less than a full year.
(e)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, excluding any BFA’s and BTC’s expense credits and waivers, were 0.55% and 2.48%, respectively, for the year ended December 31, 2008.
(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.
(g)	Determined on an annualized basis.

96

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a)		Net investment income (a)		Expenses (e)		Net investment income (e)		Portfolio turnover rate (c)

$9.66	(31.55)%	$8.2	1.44%		1.75%		1.78%		1.41%		13%
14.42	1.90	8.3	1.46		1.49		1.79		1.16		7
14.85	14.31	4.7	1.47		1.36		1.80		1.03		22
13.33	6.81	2.5	1.53		1.12		1.88		0.77		24
12.74	8.60	0.2	1.53	(g)	1.46	(g)	1.87	(g)	1.12	(g)	138

9.69	(31.43)	10.3	1.24		1.90		1.58		1.56		13
14.46	2.11	11.8	1.26		1.76		1.59		1.43		7
14.89	14.51	4.9	1.27		1.66		1.60		1.33		22
13.37	7.06	1.3	1.33		1.21		1.68		0.86		24
12.75	8.66	0.1	1.34	(g)	1.32	(g)	1.67	(g)	0.99	(g)	138

9.71	(31.15)	1.2	0.94		2.29		1.28		1.95		13
14.49	2.40	1.2	0.96		1.91		1.29		1.58		7
14.90	14.79	1.0	0.97		1.93		1.30		1.60		22
13.37	7.25	0.4	1.03		1.51		1.39		1.15		24
12.75	8.76	0.1	1.04	(g)	1.61	(g)	1.37	(g)	1.28	(g)	138

97

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period):

LifePath 2040 Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class R-1 Shares
Year ended 12/31/08	$15.22	$0.18	$(5.64)	$(5.46)	$(0.15)	$(0.02)	$(0.17)
Year ended 12/31/07	15.75	0.18	0.03	0.21	(0.14)	(0.60)	(0.74)
Year ended 12/31/2006	13.87	0.16	2.07	2.23	(0.12)	(0.23)	(0.35)
Year ended 12/31/2005	13.15	0.12	0.86	0.98	(0.10)	(0.16)	(0.26)
Period ended 12/31/2004(f)	12.30	0.05	1.13	1.18	(0.12)	(0.21)	(0.33)

Class R-2 Shares
Year ended 12/31/08	15.28	0.21	(5.68)	(5.47)	(0.17)	(0.02)	(0.19)
Year ended 12/31/07	15.81	0.22	0.02	0.24	(0.17)	(0.60)	(0.77)
Year ended 12/31/2006	13.92	0.21	2.06	2.27	(0.15)	(0.23)	(0.38)
Year ended 12/31/2005	13.16	0.12	0.89	1.01	(0.09)	(0.16)	(0.25)
Period ended 12/31/2004(f)	12.30	0.05	1.13	1.18	(0.11)	(0.21)	(0.32)

Class R-3 Shares
Year ended 12/31/08	15.32	0.25	(5.70)	(5.45)	(0.21)	(0.02)	(0.23)
Year ended 12/31/07	15.83	0.27	0.03	0.30	(0.21)	(0.60)	(0.81)
Year ended 12/31/2006	13.93	0.23	2.08	2.31	(0.18)	(0.23)	(0.41)
Year ended 12/31/2005	13.16	0.16	0.89	1.05	(0.12)	(0.16)	(0.28)
Period ended 12/31/2004(f)	12.30	0.06	1.13	1.19	(0.12)	(0.21)	(0.33)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s and BTC’s expense credits and waivers, were 0.19% and 2.52%, respectively, for the year ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Total return is not annualized for periods that are less than a full year.
(e)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, excluding any BFA’s and BTC’s expense credits and waivers, were 0.53% and 2.18%, respectively, for the year ended December 31, 2008.
(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.
(g)	Determined on an annualized basis.
(h)	Based upon NAV of $15.83 as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006). For shareholder purchases and redemptions on December 29, 2006, the NAV was $15.84, which caused the total return for the year ended December 31, 2006 to be equivalent to 16.60%.

98

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a)		Net investment income (a)		Expenses (e)		Net investment income (loss) (e)		Portfolio turnover rate (c)

$9.59	(35.88)%	$7.4	1.45%		1.40%		1.79%		1.06%		14%
15.22	1.28	8.3	1.46		1.07		1.80		0.73		8
15.75	16.05	4.9	1.48		1.04		1.82		0.70		29
13.87	7.43	2.1	1.52		0.90		1.94		0.48		38
13.15	9.54	0.2	1.52	(g)	1.38	(g)	1.92	(g)	0.98	(g)	147

9.62	(35.76)	8.5	1.25		1.62		1.59		1.28		14
15.28	1.48	9.6	1.27		1.32		1.60		0.99		8
15.81	16.30	5.1	1.28		1.35		1.61		1.02		29
13.92	7.65	1.6	1.33		0.88		1.74		0.47		38
13.16	9.59	0.1	1.33	(g)	1.23	(g)	1.72	(g)	1.84	(g)	147

9.64	(35.57)	0.9	0.95		1.94		1.30		1.59		14
15.32	1.79	0.9	0.97		1.65		1.30		1.32		8
15.83	16.53 (h)	0.5	0.98		1.55		1.32		1.21		29
13.93	7.96	0.2	1.03		1.20		1.44		0.79		38
13.16	9.69	0.1	1.03	(g)	1.54	(g)	1.42	(g)	1.15	(g)	147

99

FINANCIAL HIGHLIGHTS continued

(For a share outstanding throughout each period):

LifePath 2050 Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class R-1 Shares
Period ended 12/31/2008(g)	$10.00	$0.11	$(3.15)	$(3.04)	$(0.03)	$(0.03)	$(0.06)

Class R-2 Shares
Period ended 12/31/2008(g)	10.00	0.13	(3.16)	(3.03)	(0.04)	(0.03)	(0.07)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect SFIMC's voluntary expense reduction threshold. The net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s and BTC’s expense credits and waivers, were 0.17% and 3.05%, respectively, for the period ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return is not annualized for periods that are less than a full year.
(d)	Determined on an annualized basis for periods that are less than a full year.
(e)	Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC's voluntary expense reduction threshold. The ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect BFA’s and BTC’s expense credits and waivers for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, excluding any BFA’s and BTC’s expense credits and waivers, were 1.11% and 2.11%, respectively, for the period ended December 31, 2008.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio and rounds to less than 1%.
(g)	For all the data, except for the portfolio turnover rate which is the period from the commencement of investment operations June 30, 2008 for the LifePath 2050 Master Portfolio, the period is from commencement of investment operations July 10, 2008.

100

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d)	Net investment income (loss) (a) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)	Portfolio turnover rate (f)

$6.90	(30.40)%	$0.7	1.45%	1.33%	3.77%	(0.99)%	0%

6.90	(30.34)	0.7	1.25	1.49	3.58	(0.84)	0

101

APPENDIX A

Past Performance of Bridgeway, Marsico, Northern Cross, Northern Trust

Investments, Westwood, and BFA

The investment performance for each of the funds or composites below indicates the performance of Bridgeway, Marsico, Northern Cross, Northern Trust Investments, Westwood, and BFA in managing substantially similar mutual funds or other accounts with investment objectives, policies, strategies, and risks similar to those of the respective State Farm Mutual Fund (“Fund”) to which each is compared. The “composites” shown below are an aggregation of all accounts managed by Northern Trust Investments that have investment objectives, policies, strategies, and risks that are substantially similar to those of the Funds to which each is compared. The performance below is shown for the one-, five- and ten-year/since inception periods ending December 31, 2008, and does not represent the performance of the Funds. The composite performance data has been provided by Northern Trust Investments. The performance data for the corresponding funds is the historical performance of other investment companies or substantially similar mutual funds managed by Bridgeway, Marsico, Northern Cross, Westwood, or BFA, respectively.

The accounts that are included in the composites provided by Northern Trust Investments are not subject to the same types of expenses to which the Funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act or Subchapter M of the Internal Revenue Code. In fact, the expenses of the accounts included in the composites are lower than the Funds’ expenses. Consequently, if the Funds had been included in the composites, or if the accounts included in the composite had been regulated as investment companies under the federal securities and tax laws, the composites’ performance results would have been lower than what is shown below.

The corresponding funds shown below have lower expenses than the Fund to which each is compared. Accordingly, if the respective Managers had managed the Funds during the same periods presented below, the Funds’ returns would have been lower. The presentation of the investment results of the corresponding funds and composites is not intended to predict or suggest the returns that might be experienced by the Funds or an individual investor in the Funds. Investors should also be aware that the methodology used to calculate performance for the composites is not the SEC standard to calculate total return for mutual funds. As a result, the performance results for the composites may differ from the results calculated according to the SEC’s method.

In addition to comparing each Fund below to the performance of another fund or composite, the Managers have included the performance of each Fund’s broad-based securities market index or indices over the applicable periods. Furthermore, in comparing the State Farm LifePath Funds to the corresponding LifePath Master Portfolios, the Manager has included a customized Blended Benchmark representing hypothetical performance of the respective LifePath Master Portfolio’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indices that are included in the Blended Benchmarks are adjusted quarterly to reflect the LifePath Master Portfolio’s changing asset allocation over time. The following indices are used to calculate the Life-Path Master Portfolios’ Blended Benchmarks: S&P 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, MSCI ACWI ex-US IMI Index, FTSE EPRA/NAREIT Global Real Estate Index, Barclays Capital U.S. Aggregate Bond Index, and Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L).

102

APPENDIX A continued

Fund		Corresponding Fund or Composite Inception Date Asset Size as of Dec. 31, 2008

Equity Fund		Bridgeway Large Cap Growth Fund
		October 31, 2003
		$77,776,000

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Since Inception(1)

	Bridgeway Large Cap Growth Fund	-45.42%	-4.46%	- 3.70%
	Russell 1000® Growth Index	-38.44%	-3.42%	- 2.40%
	S&P 500® Index	-37.00%	-2.19%	-0.98%

Equity Fund		Westwood Equity Fund
		January 1, 1987
		$143,260,653

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	Westwood Equity Fund	-33.11%	2.60%	2.83%
	Russell 1000® Value Index	-36.85%	-0.79%	1.45%
	S&P 500® Index	-37.00%	-2.19%	-1.38%

International Equity Fund		Marsico International Opportunities Fund
		June 30, 2000
		$391,000,000

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Since Inception(2)

	Marsico International Opportunities Fund	-50.64%	0.55%	1.04%
	MSCI ACWI® ex-U.S. Index	-45.53%	2.56%	- 0.53%
	MSCI EAFE® Free Index	-43.38%	1.66%	-1.37%

International Equity Fund		Northern Cross – Harbor International Fund
		December 29, 1987
		$18,072,967,959

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	Northern Cross – Harbor International Fund	-42.66%	5.73%	6.06%
	MSCI ACWI® ex-U.S. Index	-45.53%	2.56%	1.56%
	MSCI EAFE® Free Index	-43.38%	1.66%	0.80%

103

APPENDIX A continued

Fund		Corresponding Fund or Composite Inception Date Asset Size as of Dec. 31, 2008

S&P 500 Index Fund		S&P 500 Stock Master Portfolio
		May 26, 1994
		$1,690,979,722

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	S&P 500 Stock Master Portfolio	-36.86%	-2.18%	- 1.42%
	S&P 500® Index	-37.00%	-2.19%	-1.38%

Small Cap Index Fund		Northern Trust Global Investments Russell 2000 Equity Index Composite
		November 1, 1987
		$2,544,600,000

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	Northern Trust Global Investments Russell 2000 Equity Index Composite	-33.80%	-0.90%	3.08%
	Russell 2000® Index	-33.79%	-0.93%	3.02%

International Index Fund		Northern Trust Global Investments EAFE Index Composite
		April 1, 1987
		$3,645,900,000

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	Northern Trust Global Investments EAFE Index Composite	-43.16%	1.97%	4.48%
	MSCI EAFE® Free Index	-43.38%	1.66%	4.12%

LifePath Retirement Fund		LifePath Retirement Master Portfolio
		March 1, 1994
		$253,603,618

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	LifePath Retirement Master Portfolio	-14.54%	1.90%	3.36%
	S&P 500 Index	-37.00%	-2.19%	- 1.38%
	Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%
	Blended Benchmark	-14.53%	2.42%	3.91%

104

APPENDIX A continued

Fund		Corresponding Fund or Composite Inception Date Asset Size as of Dec. 31, 2008

LifePath 2020 Fund		LifePath 2020 Master Portfolio
		March 1, 1994
		$1,245,670,812

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	LifePath 2020 Master Portfolio	-24.92%	0.78%	1.43%
	S&P 500 Index	-37.00%	-2.19%	- 1.38%
	Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%
	Blended Benchmark	-25.39%	1.13%	2.01%

LifePath 2030 Fund		LifePath 2030 Master Portfolio
		March 1, 1994
		$952,181,034

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	LifePath 2030 Master Portfolio	-30.53%	-0.07%	0.55%
	S&P 500 Index	-37.00%	-2.19%	- 1.38%
	Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%
	Blended Benchmark	-31.34%	0.12%	1.03%

LifePath 2040 Fund		LifePath 2040 Master Portfolio
		March 1, 1994
		$720,539,337

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Ten Years

	LifePath 2040 Master Portfolio	-34.90%	-0.94%	- 0.41%
	S&P 500 Index	-37.00%	-2.19%	- 1.38%
	Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%
	Blended Benchmark	-36.01%	-0.80%	0.14%

LifePath 2050 Fund		LifePath 2050 Master Portfolio
		June 30, 2008
		$6,895,300

		Average Annual Total Returns

		(For periods ended Dec. 31, 2008)

		One Year	Five Years	Since Inception(3)

	LifePath 2050 Master Portfolio	N/A	N/A	- 31.93%
	S&P 500 Index	N/A	N/A	- 28.48%
	Barclays Capital U.S. Aggregate Bond Index	N/A	N/A	4.07%
	Blended Benchmark	N/A	N/A	-32.47%

105

APPENDIX A continued

(1)	Inception Date: October 31, 2003
(2)	Inception Date: June 30, 2000
(3)	Inception Date: June 30, 2008

The investment performance indicated in the following two tables shows the average annual total returns for the one-, five- and ten-year periods for each of the corresponding funds or composites indicated above, adjusted to reflect the expenses of the Funds, for the periods ended December 31, 2008. The performance disclosed below is not the performance of the Funds but rather the performance of the corresponding fund or composite adjusted to reflect charges and expenses of the Funds. Although each Fund has substantially similar investment objectives and policies as the corresponding fund or composite, you should not assume that the Funds will have the same future performance as the corresponding fund or composite. For example, any Fund’s future performance may be greater or less than the performance of the corresponding fund or composite due to, among other things, differences in expenses, asset sizes and cash flows between a Fund and the corresponding fund or composite. The performance figures quoted represent past performance and are not intended to indicate future performance. Investment returns and NAV will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The following two tables show the average annualized total returns for the corresponding funds or composites for the one-, five- and ten-year periods ended December 31, 2008. These figures are based on the actual gross investment performance of the corresponding funds or composites. From the gross investment performance figures, the maximum Total Annual Fund Operating Expenses shown on p. 22 – 23 are deducted to arrive at the net return, except in the case of performance for each LifePath Master Portfolio for which net expenses shown on p. 22 – 23 are deducted to arrive at the net return.

Class R1 Shares Total Fund Operating Expenses and with No Sales Charge

Corresponding Fund or Composite (Inception date)	1 Year	5 Years	10 Years or Since Inception
(corresponds to . . . . )
Westwood Equity Fund (January 1, 1987)

(Equity Fund)	-34.62%	1.05%	1.30%
Bridgeway Large Cap Growth Fund (October 31, 2003)

(Equity Fund)	-46.93%	-6.04%	-5.51%
Westwood/Bridgeway Blended Fund (December 31, 2003)(1)

(Equity Fund)	-40.78%	-2.40%	-2.40%
Marsico International Opportunities Fund (June 30, 2000)

(International Equity Fund)	-52.64%	-1.61%	-1.12%
Northern Cross – Harbor International Fund (December 29, 1987)

(International Equity Fund)	-44.66%	3.62%	3.99%
Marsico/Northern Cross – Harbor Blended Fund (December 31, 2000)(2)

(International Equity Fund)	-48.65%	1.04%	1.44%
S&P 500 Stock Master Portfolio (May 26, 1994)

(S&P 500 Index Fund)	-37.92%	-3.25%	-2.50%
Northern Trust Global Investments Russell 2000 Equity Index (November 1, 1987)

(Small Cap Index Fund)	-35.12%	-2.26%	1.72%
Northern Trust Global Investments EAFE Index (April 1, 1987)

(International Index Fund)	-44.76%	0.29%	-0.59%
LifePath Retirement Master Portfolio (March 1, 1994)

(LifePath Income Fund)	-15.90%	0.55%	2.09%

106

APPENDIX A continued

Corresponding Fund or Composite (Inception date)	1 Year	5 Years	10 Years or Since Inception
(corresponds to . . . . )
LifePath 2020 Master Portfolio (March 1, 1994)

(LifePath 2020 Fund)	-26.28%	-0.57%	0.18%
LifePath 2030 Master Portfolio (March 1, 1994)

(LifePath 2030 Fund)	-31.92%	-1.45%	-0.72%
LifePath 2040 Master Portfolio (March 1, 1994)

(LifePath 2040 Fund)	-36.34%	-2.37%	-1.71%

LifePath 2050 Master Portfolio (June 30, 2008) (LifePath 2050 Fund) does not have one full calendar year of activity.

(1)	Blended Fund assumes a 50/50 split of returns from Westwood and Bridgeway using five full years of data starting December 31, 2003.
(2)	Blended Fund assumes a 50/50 split of returns from Marsico and Northern Cross-Harbor using eight full years of data starting December 31, 2000.

Class R2 Shares Total Fund Operating Expenses and with No Sales Charge

Corresponding Fund or Composite (Inception date)	1 Year	5 Years	10 Years or Since Inception
(corresponds to . . . . )
Westwood Equity Fund (January 1, 1987)

(Equity Fund)	-34.42%	1.26%	1.50%
Bridgeway Large Cap Growth Fund (October 31, 2003)

(Equity Fund)	-46.73%	-5.83%	-5.27%
Westwood/Bridgeway Blended Fund (December 31, 2003)(1)

(Equity Fund)	-40.58%	-2.19%	-2.19%
Marsico International Opportunities Fund (June 30, 2000)

(International Equity Fund)	-52.43%	-1.38%	-0.90%
Northern Cross – Harbor International Fund (December 29, 1987)

(International Equity Fund)	-44.45%	3.84%	4.21%
Marsico/Northern Cross – Harbor Blended Fund (December 31, 2000)(2)

(International Equity Fund)	-48.44%	1.27%	1.66%
S&P 500 Stock Master Portfolio (May 26, 1994)

(S&P 500 Index Fund)	-37.72%	-3.05%	-2.30%
Northern Trust Global Investments Russell 2000 Equity Index (November 1, 1987)

(Small Cap Index Fund)	-34.92%	-2.05%	1.93%
Northern Trust Global Investments EAFE Index (April 1, 1987)

(International Index Fund)	-44.56%	0.50%	-0.38%
LifePath Retirement Master Portfolio (March 1, 1994)

(LifePath Income Fund)	-15.70%	0.75%	2.29%
LifePath 2020 Master Portfolio (March 1, 1994)

(LifePath 2020 Fund)	-26.08%	-0.36%	0.38%

107

APPENDIX A continued

Corresponding Fund or Composite (Inception date)	1 Year	5 Years	10 Years or Since Inception
(corresponds to . . . . )
LifePath 2030 Master Portfolio (March 1, 1994)

(LifePath 2030 Fund)	-31.72%	-1.25%	-0.52%
LifePath 2040 Master Portfolio (March 1, 1994)

(LifePath 2040 Fund)	-36.14%	-2.16%	-1.51%

LifePath 2050 Master Portfolio (June 30, 2008) (LifePath 2050 Fund) does not have one full calendar year of activity.

(1)	Blended Fund assumes a 50/50 split of returns from Westwood and Bridgeway using five full years of data starting December 31, 2003.
(2)	Blended Fund assumes a 50/50 split of returns from Marsico and Northern Cross-Harbor using eight full years of data starting December 31, 2000.

108

ADDITIONAL INFORMATION ABOUT THE FUNDS

You can obtain more information about the Trust’s investments and performance in its annual and semiannual reports to shareowners. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. You may also wish to read the Statement of Additional Information (SAI) for more information about the Funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated in this prospectus by reference.

You can obtain free copies of the Trust’s semiannual and annual report and the SAI, request other information, and discuss your questions about the Funds by writing or calling:

State Farm Mutual Funds

P.O. Box 219548

Kansas City, MO 64121-9548

800-447-4930

The Trust also makes its SAI, semi-annual report and annual report available free of charge at its website, http://www.statefarm.com/mutual/sc/forms.asp.

Public Information. You can review and copy information about the Trust and each Fund, including the SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-202-551-8090. Reports and other information about the Trust and the Funds also are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-1520.

For purposes of any electronic version of this prospectus, any URL is an inactive textual reference only. We have taken steps to ensure that all URLs in this prospectus were inactive at the time we created any electronic version of this prospectus.

INVESTMENT CO. ACT FILE NO. 811-10027

109

P.O. Box 219548 Kansas City, MO 64121-9548	U.S. Postage PAID Davenport, IA Permit No. 14
FORWARDING SERVICE REQUESTED	PRESORTED STANDARD

State Farm Mutual Funds® are offered by: State Farm VP Management Corp. One State Farm Plaza Bloomington, Illinois 61710-0001	Not FDIC Insured	• No Bank Guarantee • May Lose Value

1-800-447-4930

statefarm.com®

120-6344.6-CH	Printed in U.S.A.

May 1, 2009

State Farm Mutual Fund Trust

PROSPECTUS

Institutional Shares

State Farm Equity Fund

State Farm Small/Mid Cap Equity Fund

State Farm International Equity Fund

State Farm S&P 500 Index Fund

State Farm Small Cap Index Fund

State Farm International Index Fund

State Farm Equity and Bond Fund

State Farm Bond Fund

State Farm Money Market Fund

State Farm LifePath® Retirement Fund

State Farm LifePath 2020® Fund

State Farm LifePath 2030® Fund

State Farm LifePath 2040® Fund

State Farm Mutual Fund Trust

Institutional Shares

Institutional

•   State Farm Equity Fund

•   State Farm Small/Mid Cap Equity Fund

•   State Farm International Equity Fund

•   State Farm S&P 500 Index Fund

•   State Farm Small Cap Index Fund

•   State Farm International Index Fund

•   State Farm Equity and Bond Fund

•   State Farm Bond Fund

•   State Farm Money Market Fund

•   State Farm LifePath® Retirement Fund

•   State Farm LifePath 2020® Fund

•   State Farm LifePath 2030® Fund

•   State Farm LifePath 2040® Fund

SLEIX SFEIX SFIIX SFXIX SMIIX SFFFX SEBIX SFBIX SAIXX SLRIX SAWIX SAYIX SAUIX

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

PROSPECTUS—MAY 1, 2010

STATE FARM EQUITY FUND

Investment Objective:

The State Farm Equity Fund (the “Fund” or the “Equity Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load)	None
Maximum Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management fees
Distribution [and/or Service] (12b-1fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIMC”) monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Bridgeway invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway defines “large stocks” as the largest 500 U.S. companies as measured by market capitalization (stock market worth). Growth stocks are those that Bridgeway believes have above average prospects for economic growth. Bridgeway selects stocks within the large-cap growth category for the Equity Fund according to proprietary quantitative models. At least 80% of Bridgeway’s portion of the Equity Fund’s net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap growth category at the time of purchase.

Under normal market conditions, Westwood invests at least 80% of its portion of the Equity Fund (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies. Westwood invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Westwood defines large capitalization companies as those companies with market capitalizations greater than $5 billion at the time of purchase, while seasoned companies generally have been operating for at least three years.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Equity Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

•	Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to

1

move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Equity Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]% during the [      ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Equity Fund	1-Year	5-Year	11/1/2001 to 12/31/2009
Return Before Taxes—Institutional	43.29%	6.70%	6.11%
Return After Taxes on Distributions—Institutional	43.51%	7.53%	6.66%
Return After Taxes on Distributions and Sale of Fund Shares—Institutional	27.85%	5.30%	4.85%
S&P 500 Index	37.00%	2.19%	2.90%

(The S&P 500 Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies representing an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the S&P 500 Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the S&P 500 Index to no reflect any deductions for taxes.)

2

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

Bridgeway	John Montgomery	President	15

	Elena Khoziaeva	Investment Team Member	10

	Michael Whipple	Investment Team Member	6

	Rasool Shaik	Investment Team Member	2

Westwood	Susan M. Byne	Chairman, CIO	25

	Mark R. Freeman	Senior Vice President	9

	Kellie R. Stark	Senior Vice President	16

	Scott D. Lawson	Vice President	5

	Jay K. Singhania	Vice President	7

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [—] of the Prospectus.

3

STATE FARM SMALL/MID CAP EQUITY FUND

Investment Objective:

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load)	None
Maximum Account Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
After 1 year	$
After 3 years	$
After 5 years	$
After 10 years	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Rainier Investment Management, Inc. (“Rainier”), select investments for the Small/Mid Cap Equity Fund. Bridgeway and Rainier each manage approximately one-half of the Small/Mid Cap Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Bridgeway

Bridgeway invests its segment of the Fund in a diversified portfolio of small and mid-capitalization stocks. Bridgeway defines “small and mid-capitalization stocks” as those stocks issued by companies smaller than the largest 500 U.S. companies as measured by market capitalization (stock market worth). Bridgeway selects stocks using its proprietary quantitative investment models which consider multiple factors.

Bridgeway invests in small and mid-capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

Bridgeway may invest up to 10% of its segment of the Fund’s assets in equity securities and depositary receipts of foreign companies.

Rainier

Rainier invests its segment of the Fund primarily (at least 80%) in the common stock of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index, an index that includes the smallest 800 securities in the Russell 1000® Index.

The portfolio managed by Rainier will invest in a blend of stocks with both growth and value characteristics. In selecting common stock for purchase by the Small/Mid Cap Equity Fund, Rainier emphasizes companies that it believes are likely to demonstrate superior business fundamentals, such as revenue and earnings growth; sustainable competitive advantage; potential for positive price or business catalysts, including earnings surprise or market expansion; disciplined management with shareholder focus; and attractive relative valuations.

4

Rainier may invest up to 20% of its segment of the Fund’s assets in equity securities and depositary receipts of foreign companies.

Rainier considers the sale of specific common stock when fundamentals deteriorate; when a stock reaches or surpasses its price target; or when better opportunities are perceived in alternative stocks.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Small/Mid Cap Equity Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [       ] quarter of [        ].

Worst quarter: [        ]% during the [       ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some instances the “Return After Taxes on

5

Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Small/Mid Cap Equity Fund	1-Year	5-Year	02/28/2002 to 12/31/2009
Return Before Taxes—Institutional
Return After Taxes on Distributions—Institutional
Return After Taxes on Distributions and Sale of Fund Shares—Institutional
Russell 2500 Index

(The Russell 2500 Index is a capitalization-weighted measure of the performance of the 2500 smallest securities in the Russell 3000 Index representing an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the Russell 2500 Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Russell 2500 Index do not reflect any deductions for taxes.)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by Bridgeway and Ranier.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

Bridgeway	John Montgomery	President	15

	Elena Khoziaeva	Investment Team Member	10

	Michael Whipple	Investment Team Member	6

	Rasool Shaik	Investment Team Member	2

Ranier	Daniel M. Brewer	Senior Portfolio Manager	More than 5

	Mark W. Broughton	Senior Portfolio Manager	More than 5

	Mark H. Dawson	Senior Portfolio Manager	More than 5

	James R. Margard	Chief Investment Officer	More than 5

	Peter M. Musser	Senior Portfolio Manager	More than 5

	Andrea F. Durbin	Senior Portfolio Manager	More than 5

	Stacie L. Cowell	Senior Portfolio Manager	4

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

6

STATE FARM INTERNATIONAL EQUITY FUND

Investment Objective:

The State Farm International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long term growth of capital.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load)	None
Maximum Account Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Principal Investment Strategies

Two different investment sub-advisers, Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”), select investments for the International Equity Fund. Marsico and Northern Cross each manage approximately one-half of the International Equity Fund’s portfolio. The Manager monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the portfolio are discussed separately below.

Marsico

Marsico invests its portion of the International Equity Fund primarily in foreign equity securities issued by companies that it selects for their long-term growth potential. Marsico may invest its portion of the International Equity Fund in an unlimited number of companies of any size throughout the world, and normally invests in the securities of issuers that are economically tied to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the U.S. In selecting investments for the Fund, Marsico uses an approach that combines ‘top-down’ macro-economic analysis with ‘bottom-up’ stock selection.

Northern Cross

Northern Cross invests its portion of the International Equity Fund in securities issued by foreign companies in which it believes have the potential for long term margin expansion. Northern Cross focuses on equities priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow. Under normal market conditions Northern Cross will invest its portion of the International Equity Fund in 70-90 companies with a diversified representation of sectors. Northern Cross may invest up to 20% of its portion of the International Equity Fund in emerging markets. In selecting securities for the International Equity Fund, Northern Cross gives careful consideration to currency, political stability and other effects of international investing.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•	Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company,

7

market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

International Equity Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]% during the [       ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

International Equity Fund	1-Year	5-Year	02/28/2002 to 12/31/2009
Return Before Taxes—Institutional
Return After Taxes on Distributions—Institutional
Return After Taxes on Distributions and Sale of Fund Shares—Institutional
MSCI ACWI ex.U.S. Index

(The MSCI All Country World Index (ex-U.S.) Index is a free float adjusted market capitalization index that is designed to measure equity performance in global developed and emerging markets; excluding the United States and represents an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the MSCI ACWI ex-U.S. Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the MSCI ACWI ex-U.S. Index do not reflect any deductions for taxes)

8

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by Marsico and Northern Cross.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

Marsico	James G. Gendelman	Portfolio Manager	9

Northern Cross	Howard Appleby	Principal	5

	James LaTorre	Principal	5

	Edward E. Wendell, Jr.	Principal	5

	Jean-Francois Ducrest	Principal	5

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

9

STATE FARM S&P 500 INDEX FUND

Investment Objective:

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load)	None
Maximum Account Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio (the “Master Fund”). That series, called the S&P 500 Index Stock Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Stock Portfolio and the S&P 500 Index Fund have substantially similar investment objectives. BlackRock Fund Advisors (“BFA”) is the investment adviser to the S&P 500 Index Stock Portfolio.

BFA seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s Corporation Ratings Group (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:

•	market value

•	industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

•	trading activity, to ensure ample liquidity and efficient share pricing

•	fundamental analysis, to ensure that companies in the S&P 500 Index are stable

The S&P 500 Stock Master Portfolio pursues its investment objective by:

•	investing in all of the securities that make up the S&P 500 Index

•	investing in these securities in proportions that match the weightings of the S&P 500 Index

Under normal operating conditions, the S&P 500 Stock Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

10

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Several Funds invest all or a portion of their portfolios in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

S&P 500 Index Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]%, during the [        ] quarter of [       ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

S&P 500 Index Fund	1-Year	5-Year	02/28/2002 to 12/31/2009
Return Before Taxes—Institutional
Return After Taxes on Distributions—Institutional
Return After Taxes on Distributions and Sale of Fund Shares—Institutional
S&P 500 Index

(The S&P 500 Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies representing an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the S&P 500 Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the S&P 500 Index to no reflect any deductions for taxes.)

11

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Diane Hsiung	Director	Since 2008

	Greg Savage	Managing Director	Since 2008

	Edward Corallo	Managing Director	Since 2009

	Christopher Bliss	Managing Director	Since 2009

	Jennifer Hsui	Managing Director	Since 2009

For important information about the purchase of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

12

STATE FARM SMALL CAP INDEX FUND

Investment Objective:

The State Farm Small Cap Index Fund (the “Small Cap Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load)	None
Maximum Account Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Northern Trust Investments, N.A. (“Northern Trust Investments”), sub-adviser to the Small Cap Index Fund, seeks to achieve investment performance for the Small Cap Index Fund that is similar to the Russell 2000 Index.

The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies in the U.S. and eliminating the largest 1,000 of those companies.

The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000 Index based upon replication and optimization modeling techniques.

Under normal operating conditions, the Small Cap Index Fund seeks to invest at least 80% of its total assets in the equity securities included in the Russell 2000 Index, in weights that approximate the relative composition of the securities contained in the index.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this fund will succeed in its attempt to match such performance.

•	Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust,

13

the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Small Cap Index Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [    ] quarter of [        ].

Worst quarter: [        ]% during the [    ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Small Cap Index Fund	1-Year	5-Year	02/28/2002 to 12/18/2000
Return Before Taxes—Institutional
Return After Taxes on Distributions— Institutional
Return After Taxes on Distributions and Sale of Fund Shares— Institutional
Russell 2000 Index

(The Russell 2000 Index tracks the common stock performance of the 2000 smallest U.S. companies in the Russell 3000 Index and represents an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the Russell 2000 Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Russell 2000 Index do not reflect any deductions for taxes)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by Northern Trust Investments.

Portfolio Managers – Brent Reeder is the portfolio manager primarily responsible for the day to day management of the Fund. Mr. Reeder is a Senior Vice president and has been with Northern Trust Investments for 16 years.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

14

STATE FARM INTERNATIONAL INDEX FUND

Investment Objective:

The State Farm International Index fund (the “International Index Fund’ or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley International Europe, Australasia, and Far East Free Index (“EAFE Free Index”).

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load)	None
Maximum Account Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Northern Trust Investments, sub-adviser to the International Index Fund, seeks to achieve investment performance for the International Index Fund that is similar to the EAFE Free Index. The International Index Fund selects a representative sample of the securities contained in the EAFE Free Index based upon replication and optimization modeling techniques. Under normal operating conditions, the International Index Fund seeks to invest at least 80% of its total assets in the equity securities included in the EAFE Free Index, in weights that approximate the relative composition of the securities contained in the index.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

15

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this fund will succeed in its attempt to match such performance.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

International Index Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [      ] quarter of [      ].

Worst quarter: [      ]%, during the [      ] quarter of [      ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

International Index Fund	1-Year	5-Year	02/28/2002 to 12/31/2009
Return Before Taxes—Institutional
Return After Taxes on Distributions—Institutional
Return After Taxes on Distributions and Sale of Fund Shares—Institutional
EAFE Free Index

(The EAFE Free Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East and takes into account local market restrictions on share ownership by foreigners and represents an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the EAFE Free Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the EAFE Free Index do not reflect any deductions for taxes.)

16

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by Northern Trust Investments.

Portfolio Managers – Shaun Murphy is the portfolio manager primarily responsible for the day to day management of the Fund. Shaun Murphy is a Senior Vice President and has been with Northern Trust Investments for 6 years.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

17

STATE FARM EQUITY AND BOND FUND

Investment Objective:

The State Farm Equity and Bond Fund (the “Equity and Bond Fund” or the “Fund”) seeks long term growth of principal while providing some current income.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load)	None
Maximum Account Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund. Though the Equity and Bond Fund is not an asset allocation or market timing mutual fund, it does, from time to time, adjust the amount of its assets invested in each underlying Fund as economic, market and financial conditions warrant. Please refer to the descriptions of the investments of the State Farm Equity Fund and the State Farm Bond Fund for a discussion of the portfolio securities of these Funds and the risks associated with each.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on

18

foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The investment adviser or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

An investment in this Fund may be appropriate for you if you are seeking long term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in this Fund if you have a short term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuation.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Equity and Bond Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [       ] quarter of [      ].

Worst quarter: [      ]%, during the [       ] quarter of [      ].

19

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Equity and Bond Fund	1-Year	5-Year	02/28/2002 to 12/31/2009
Return Before Taxes—Institutional
Return After Taxes on Distributions—Institutional
Return After Taxes on Distributions and Sale of Fund Shares—Institutional
Russell 1000 Value Index
BlackRock Capital U.S. Aggregate Bond Index
Blended Benchmark

(The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth rates. The BlackRock Capital U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset backed debt securities with maturities less than one year. These indices represent unmanaged groups of stocks that differ from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Russell 1000 Value Index and the BlackRock Capital U.S. Aggregate Bond Index do not reflect any deductions for taxes.)

20

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The equity portion of the Fund is sub-advised by Bridgeway and Westwood.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

Bridgeway	John Montgomery	President	15

	Elena Khoziaeva	Investment Team Member	10

	Michael Whipple	Investment Team Member	6

	Rasool Shaik	Investment Team Member	2

Westwood	Susan M. Byne	Chairman, CIO	25

	Mark R. Freeman	Senior Vice President	9

	Kellie R. Stark	Senior Vice President	16

	Scott D. Lawson	Vice President	5

	Jay K. Singhania	Vice President	7

SFIMC	Donald Heltner	Vice President – Fixed Income	7

	Duncan Funk	Assistant Vice President – Fixed Income	12

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

21

STATE FARM BOND FUND

Investment Objective:

The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load)	None
Maximum Account Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.” The Bond Fund may invest in any of the following instruments:

•	Corporate Debt Securities: investment grade securities issued by domestic and foreign corporations and to a limited extent (up to 20% of its assets), in lower rated securities

•	U.S. Government Debt Securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

•	Foreign Government Debt Securities: investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars

•	Asset Backed and Mortgage Backed Securities: investment grade securities backed by mortgages, consumer loans and other assets

•

Other Issuer Debt Securities: the Fund may invest up to 20% of its assets in investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•	Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those

22

issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The investment adviser or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Bond Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]%, during the [       ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

23

Bond Fund	1-Year	5-Year	11/1/2001 to 12/31/2009
Return Before Taxes—Institutional
Return After Taxes on Distributions—Institutional
Return After Taxes on Distributions and Sale of Fund Shares—Institutional
Barclays Capital U.S. Aggregate Bond Index

(The Barclays Capital U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset backed debt securities with maturities less than one year and represents an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in the Barclays Capital U.S. Aggregate Bond Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Barclays Capital U.S. Aggregate Bond Index do not reflect any deductions for taxes.)

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Portfolio Managers – The portfolio managers primarily responsible for the day to day management of the Fund are as follows:

Name	Title	Length of Service

Donald Heltner	Vice President – Fixed Income	7

Duncan Funk	Assistant Vice President – Fixed Income	12

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

24

STATE FARM MONEY MARKET FUND

Investment Objective:

The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[            ] in State Farm Mutual Funds. More information about these and other discounts is available from your financial professional and in [            ] of the Fund’s prospectus and [            ] of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load)	None
Maximum Account Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [        ]% of the average value of its portfolio.

Principal Investment Strategies

Unlike the other Funds, the Money Market Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you often may lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or

25

that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

The person should consider investing in the Money Market Fund if he or she requires stability of principal is seeking an investment for the cash portion of an asset allocation plan or is looking for an investment with a lower degree of risk. A person may not want to invest in the Money Market Fund if he or she is seeking an investment that is likely to significantly outpace inflation, is investing for retirement or other longer term goals, or is investing for growth or maximum current income.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. Sales loads and taxes are not reflected in the bar charts, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Money Market Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [        ]%, during the [        ] quarter of [        ].

Worst quarter: [        ]%, during the [       ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Money Market Fund	1-Year	5-Year	02/28/2002 to 12/31/2009
Return Before Taxes—Institutional

The Money Market Fund’s current seven-day yield on December 31, 2009 was [        ] for Class I shares and [        ] for Legacy Class B shares.

Fund Management

SFIMC is the investment advisor to the Fund.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

26

STATE FARM LIFEPATH RETIREMENT FUND

Investment Objective:

The LifePath Retirement Fund is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load)	None
Maximum Account Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses
Less: Contractual Waivers
Net Expenses

BFA, the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the “contractual waiver”). Barclays may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The LifePath Retirement Fund invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds.

Each LifePath Fund seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss in exchange for the potential to achieve higher long-term returns. Each LifePath Fund has its own time horizon, which affects the targeted risk level of the LifePath Fund and, in turn, its asset allocation.

The LifePath Retirement Fund is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2010, the LifePath Retirement Fund held

27

approximately     % of its assets in Underlying Funds that invest primarily in equity securities,     % of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Because the LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Fund’s risk profile.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

28

•

Liquidity Risk. The Manager or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

•

Market Trading Risks. Through their investments in the LifePath Master Portfolios, the LifePath Funds indirectly are subject to the risk that an active and liquid trading market may not develop or may cease to exist for Underlying Funds that are Exchange Traded Funds (“ETFs”). ETFs are listed and traded on securities exchanges. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV per share. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

•

Model Risk. Although the investment model used to manage the LifePath Funds’ assets has been developed and refined over many years, neither the LifePath Funds nor BFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the LifePath Funds or BFA offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. Sales loads and taxes are not reflected in the bar chart, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

LifePath Retirement Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [         ] quarter of [        ].

Worst quarter: [      ]% during the [         ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

29

LifePath Retirement Fund	1-Year	5-Year	05/09/2003 to 12/31/2009
Return Before Taxes—Institutional
Return After Taxes on Distributions—Institutional
Return After Taxes on Distributions and Sale of Fund Shares—Institutional
Blended Benchmark
S&P 1500 Index
Barclays Capital U.S. Aggregate Bond Index
MSCI All Country World Index ex US IMI Index
MSCI All Country World Index ex USA
Citigroup 3-Month Treasury Bill Index(4)
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
FTSE EPRA/NAREIT Global Real Estate Index
Cohen & Steers Realty Majors Index

The LifePath Retirement Fund’s custom benchmark is a hypothetical representation of the performance of the LifePath Retirement Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Fund’s custom benchmark are adjusted quarterly to reflect the LifePath Retirement Fund’s changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath Retirement Fund’s custom benchmark: S&P 500 Index®, S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

The indices above represent an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the indices above do not reflect any deductions for taxes

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Dagmar Nikles	Director	Since 2008

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

For important information about the purchase of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

30

STATE FARM LIFEPATH 2020

Investment Objective:

The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load)	None
Maximum Account Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses
Less: Contractual Waivers
Net Expenses

BFA, the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the “contractual waiver”). Barclays may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2020 Fund invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds.

Each LifePath Fund seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss in exchange for the potential to achieve higher long-term returns. Each LifePath Fund has its own time horizon, which affects the targeted risk level of the LifePath Fund and, in turn, its asset allocation.

31

The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2010, the LifePath 2020 Portfolio held approximately     % of its assets in Underlying Funds that invest primarily in equity securities,     % of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally,

32

these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The Manager or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

•

Market Trading Risks. Through their investments in the LifePath Master Portfolios, the LifePath Funds indirectly are subject to the risk that an active and liquid trading market may not develop or may cease to exist for Underlying Funds that are Exchange Traded Funds (“ETFs”). ETFs are listed and traded on securities exchanges. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV per share. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

•

Model Risk. Although the investment model used to manage the LifePath Funds’ assets has been developed and refined over many years, neither the LifePath Funds nor BFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the LifePath Funds or BFA offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

The LifePath 2020 Fund must maintain cash balances to meet redemption requests, which may lower overall fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. Sales loads and taxes are not reflected in the bar chart, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

LifePath 2020 Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [        ] quarter of [        ].

Worst quarter: [      ]%, during the [        ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

33

LifePath 2020 Fund	1-Year	5-Year	05/09/2003 to 12/31/2009
Return Before Taxes—Institutional
Return After Taxes on Distributions—Institutional
Return After Taxes on Distributions and Sale of Fund Shares—Institutional
Blended Benchmark
S&P 1500 Index
Barclays Capital U.S. Aggregate Bond Index
MSCI All Country World Index ex US IMI Index
MSCI All Country World Index ex USA
Citigroup 3-Month Treasury Bill Index(4)
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
FTSE EPRA/NAREIT Global Real Estate Index
Cohen & Steers Realty Majors Index

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

The indices above represent an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the indices above do not reflect any deductions for taxes

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

For important information about the purchase of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

34

STATE FARM LIFEPATH 2030

Investment Objective:

The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load)	None
Maximum Account Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses
Less: Contractual Waivers
Net Expenses

BFA, the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the “contractual waiver”). Barclays may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2030 Fund invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds.

Each LifePath Fund seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss in exchange for the potential to achieve higher long-term returns. Each LifePath Fund has its own time horizon, which affects the targeted risk level of the LifePath Fund and, in turn, its asset allocation.

35

The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2010, the LifePath 2030 Portfolio held approximately     % of its assets in Underlying Funds that invest primarily in equity securities,     % of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers.

36

Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The Manager or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

•

Market Trading Risks. Through their investments in the LifePath Master Portfolios, the LifePath Funds indirectly are subject to the risk that an active and liquid trading market may not develop or may cease to exist for Underlying Funds that are Exchange Traded Funds (“ETFs”). ETFs are listed and traded on securities exchanges. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV per share. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

•

Model Risk. Although the investment model used to manage the LifePath Funds’ assets has been developed and refined over many years, neither the LifePath Funds nor BFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the LifePath Funds or BFA offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

The LifePath 2030 Fund must maintain cash balances to meet redemption requests, which may lower overall fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. Sales loads and taxes are not reflected in the bar chart, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

LifePath 2030 Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [        ] quarter of [        ].

Worst quarter: [      ]% during the [        ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

37

LifePath 2030 Fund	1-Year	5-Year	05/09/2003 to 12/31/2009
Return Before Taxes—Institutional
Return After Taxes on Distributions—Institutional
Return After Taxes on Distributions and Sale of Fund Shares—Institutional
Blended Benchmark
S&P 1500 Index
Barclays Capital U.S. Aggregate Bond Index
MSCI All Country World Index ex US IMI Index
MSCI All Country World Index ex USA
Citigroup 3-Month Treasury Bill Index(4)
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
FTSE EPRA/NAREIT Global Real Estate Index
Cohen & Steers Realty Majors Index

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

The indices above represent an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the indices above do not reflect any deductions for taxes

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

For important information about the purchase of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

38

STATE FARM LIFEPATH 2040

Investment Objective:

The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The Fund’s investment objective may be changed by its Board of Trustees without shareholder approval.

What are the costs of investing in the Fund?

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Institutional
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load)	None
Maximum Account Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees
Distribution [and/or Service] (12b-1 fees) Fees
Other Expenses
Acquired Fund Fees & Expenses
Total Annual Fund Operating Expenses
Less: Contractual Waivers
Net Expenses

BFA, the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive it management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the “contractual waiver”). Barclays may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through December 1, 2011. Also, BTC, an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through December 1, 2011. BFA and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional
After 1 year
After 3 years
After 5 years
After 10 years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

The LifePath 2040 Fund invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds.

Each LifePath Fund seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss in exchange for the potential to achieve higher long-term returns. Each LifePath Fund has its own time horizon, which affects the targeted risk level of the LifePath Fund and, in turn, its asset allocation.

39

The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2010, the LifePath 2040 Portfolio held approximately     % of its assets in Underlying Funds that invest primarily in equity securities,     % of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

Principal Risks of Investing in the Fund

Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:

•

Market Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•

Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

•

Management Risk. The assessment by a Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

•

Smaller Company Size Risk. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for a Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.

•	Indexing Risk. This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.

•

Interest Rate Risk and Call Risk. The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

•	Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

•

Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

•

High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally,

40

these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.

•

Liquidity Risk. The Manager or sub-adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

•	Income Risk. The risk that the income from the bonds a Fund holds will decline in value due to falling interest rates.

•

Security Selection Risk. Because securities market indices are developed by persons unrelated to the Trust, the Manager or to the Trust’s sub-advisers, a Fund that attempts to match the performance of a securities market index may hold stocks in companies that present risks that an investment adviser or sub-adviser researching individual stocks might avoid.

•

Market Trading Risks. Through their investments in the LifePath Master Portfolios, the LifePath Funds indirectly are subject to the risk that an active and liquid trading market may not develop or may cease to exist for Underlying Funds that are Exchange Traded Funds (“ETFs”). ETFs are listed and traded on securities exchanges. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV per share. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

•

Model Risk. Although the investment model used to manage the LifePath Funds’ assets has been developed and refined over many years, neither the LifePath Funds nor BFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the LifePath Funds or BFA offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

The LifePath 2040 Fund must maintain cash balances to meet redemption requests, which may lower overall fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. Sales loads and taxes are not reflected in the bar chart, and if those charges were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

LifePath 2040 Fund

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: [      ]%, during the [        ] quarter of [        ].

Worst quarter: [      ]%, during the [        ] quarter of [        ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

41

LifePath 2040 Fund	1-Year	5-Year	05/09/2003 to 12/31/2009
Return Before Taxes—Institutional
Return After Taxes on Distributions—Institutional
Return After Taxes on Distributions and Sale of Fund Shares—Institutional
Blended Benchmark
S&P 1500 Index
Barclays Capital U.S. Aggregate Bond Index
MSCI All Country World Index ex US IMI Index
MSCI All Country World Index ex USA
Citigroup 3-Month Treasury Bill Index(4)
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
FTSE EPRA/NAREIT Global Real Estate Index
Cohen & Steers Realty Majors Index

The blended benchmark is a hypothetical representation of the performance of the Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the Fund’s custom benchmark are adjusted quarterly to reflect the Fund’s changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the Fund’s custom benchmark: S&P 500 Index®, S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

The indices above represent an unmanaged group of stocks that differs from the Fund’s investments. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the indices above do not reflect any deductions for taxes

Fund Management

Investment Adviser – The investment adviser for the Fund is SFIMC.

Sub-Adviser – The Fund is sub-advised by BFA.

Portfolio Managers – The portfolio managers responsible for the day to day management of the Fund are as follows:

	Name	Title	Length of Service

BFA	Dagmar Nikles	Director	Since 2005

	Leslie Gambon	Director	Since 2007

	Alan Mason	Managing Director	Since 2009

For important information about the purchase of Fund shares, tax information, and financial intermediary compensation, please turn to page [    ] of the Prospectus.

42

ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

Minimum Investments
To open an account by check:	$250 (per fund)
To open an account using automatic investment plan:	$ 50 (per fund)
Subsequent investments by check, automated clearing house (ACH or automatic investing:	$ 50 (per fund)

Tax Information

The Fund intends to make distributions that may be taxed for federal income tax purposes as ordinary income or capital gains. Dividends and capital gain distributions you receive from the Fund also may be subject to state and local taxes.

Financial Intermediary Compensation

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

INVESTOR PROFILE

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, and the International Index Fund each invests a significant portion of its assets in equity securities, which represent an ownership interest in a business and the value of which fluctuates widely over short or even extended periods in response to company, market or economic news. These Funds are designed for investors with long-term investment objectives similar to those expressed by the applicable Fund.

You may want to invest in these Funds if you can tolerate the price fluctuations and volatility that are inherent in investing in a mutual fund that primarily invests in equity securities, want to diversify your investments, are seeking a growth investment as part of an asset allocation program or are investing for retirement or other goals that are many years in the future. You may not want to invest in these Funds if you are investing with a shorter investment time horizon in mind, are seeking income rather than capital appreciation or are uncomfortable with an investment whose value is likely to vary substantially.

You may want to invest in the Equity and Bond Fund and/or one or more LifePath Funds if you are seeking long-term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in these Funds if you have a short-term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuations.

You may want to invest in the Bond Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Bond Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.

The person should consider investing in the Money Market Fund if he or she requires stability of principal, is seeking an investment for the cash portion of an asset allocation plan or is looking for an investment with a lower degree of risk. A person may not want to invest in the Money Market Fund if he or she is seeking an investment that is likely to significantly outpace inflation, is investing for retirement or other longer-term goals, or is investing for growth or maximum current income.

43

HOW THE FUNDS INVEST

Each Fund has its own investment objective. The Trust’s Board of Trustees may change these investment objectives without a vote of the Trust’s shareholders. A Fund will provide shareholders with at least 60 days prior notice of any change in an investment objective.

The following discussion provides additional information about how certain Funds invest. The first part of this discussion relates to how the Funds, other than the State Farm LifePath Funds, invest. The second part of the discussion relates to how the State Farm LifePath Funds invest.

How the State Farm non-LifePath Funds Invest

Under ordinary circumstances, each Fund is substantially fully invested. Except for the Equity Index Funds and the Money Market Fund, each Fund may take a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions. If the Manager or sub-adviser to a Fund determines that market or economic conditions warrant a temporary defensive position, the Funds each manage (or the applicable portion of such Fund) may hold up to 100% of their assets in cash, cash equivalents or other temporary investments such as short-term government or corporate obligations. During those periods, a Fund’s assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

Each Fund may also:

•	Lend securities to financial institutions, enter into repurchase agreements and purchase securities on a when-issued or forward commitment basis; and

•

Invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of a Fund’s assets may be invested in foreign money market securities unless such securities are backed by a U.S. parent financial institution.

Except for the Equity Index Funds, each Fund may, from time to time, borrow money in amounts up to 33 1/3% of its total assets (including the amount borrowed) for temporary purposes to pay for redemptions. A Fund may not purchase additional securities when borrowings exceed 5% of its total assets (including the amount borrowed).

Except for the segment of the Small/Mid Cap Equity Fund sub-advised by Rainier, the Funds do not generally anticipate engaging in active and frequent trading of portfolio securities as a principal investment strategy.

Due to a sell discipline based in part on price targets, Rainier’s segment of the Small/Mid Cap Equity Fund may be actively traded. This is particularly true in a market environment where securities prices are rising rapidly. Generally, the rate of portfolio turnover will not be a deciding factor in Rainier’s determining whether to sell or hold securities for its segment of the Small/Mid Cap Equity Fund. A high portfolio turnover rate (100% or more) in that portion of the Small/Mid Cap Equity Fund has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which would negatively affect overall performance of the Small/Mid Cap Equity Fund. Active trading, however, can also be defensive and actually add to the Small/Mid Cap Equity Fund’s performance if, for example, a fully valued investment is sold before a price decline or in favor of an investment with better appreciation potential.

S&P 500 Index Fund

The S&P 500 Index Fund invests all of its assets in a separate series of the Master Fund known as the S&P 500 Stock Master Portfolio. BFA serves as investment adviser to the S&P 500 Stock Master Portfolio. The S&P 500 Stock Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the S&P 500 Stock Master Portfolio. BFA and its affiliates invest for their own accounts in the types of securities in which the S&P 500 Stock Master Portfolio may also invest.

The S&P 500 Stock Master Portfolio invests mostly in stocks, although it may invest in stock index futures contracts and options on futures contracts. By investing in all of the stocks within its benchmark index, the S&P 500 Stock Master Portfolio avoids the risk of individual stock selection and, instead, tries to match the performance of its benchmark index, whether the index goes up or down.

The S&P 500 Stock Master Portfolio attempts to remain as fully invested as practicable in the stocks that are represented in its benchmark index. Under normal market conditions, the S&P 500 Stock Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in its benchmark index.

BFA does not manage the S&P 500 Stock Master Portfolio according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, BFA utilizes a “passive” or indexing investment approach for the S&P 500 Stock Master Portfolio, attempting to approximate the investment performance of the S&P 500 Index. BFA selects stocks for the S&P 500 Stock Master Portfolio so that the overall investment characteristics of the S&P 500 Stock Master Portfolio (based on market

44

HOW THE FUNDS INVEST continued

capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of the S&P 500 Index.

The S&P 500 Stock Master Portfolio may invest any assets not invested in stocks that are represented in the S&P 500 Index in:

•	the same type of short-term high quality debt securities in which the Money Market Fund invests (described below);

•	other equity securities that are similar to the stocks in the S&P 500 Index or that are awaiting disposition after a change in composition of the benchmark index or a rebalancing of the portfolio;

•	stock index futures contracts, options on such futures contracts; and/or

•	cash.

The S&P 500 Stock Master Portfolio may invest in those financial instruments to find a short-term investment for uninvested cash balances or to provide liquid assets for anticipated redemptions by interestholders.

From time to time, the portfolio composition of the S&P 500 Stock Master Portfolio may be altered (or “rebalanced”) to reflect changes in the characteristics of the S&P 500 Index, with a view to bringing the performance and characteristics of the S&P 500 Stock Master Portfolio more closely in line with that of the S&P 500 Index.

BFA attempts to track the performance of the S&P 500 Stock Master Portfolio’s benchmark index, but there is no assurance that BFA will be successful. The degree to which the S&P 500 Stock Master Portfolio fails to track the performance of its benchmark index is referred to as the “tracking error.” BFA expects that, over time, the tracking error of the S&P 500 Stock Master Portfolio will be less than 5%. BFA monitors the tracking error of the S&P 500 Stock Master Portfolio on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that the S&P 500 Stock Master Portfolio will achieve any particular level of tracking error. For more information on this subject, see the discussion of “tracking error” in the Trust’s Statement of Additional Information.

Another reason why the performance of the S&P 500 Stock Master Portfolio may not always equal the performance of its benchmark index is because the performance of its benchmark index does not take into account operating expenses of the S&P 500 Stock Master Portfolio and operating expenses of the S&P 500 Index Fund.

The S&P 500 Stock Master Portfolio may purchase stock index futures contracts on its benchmark index or a comparable stock index to simulate investment in its benchmark index. This may be done to rapidly gain exposure to the securities comprising its benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If the S&P 500 Stock Master Portfolio cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. The S&P 500 Stock Master Portfolio will not use futures contracts or options on futures contracts for speculation.

Small Cap Index Fund and International Index Fund

Northern Trust Investments serves as investment sub-adviser to the Small Cap Index Fund and the International Index Fund. These Funds invest mostly in stocks, although each may invest in stock index futures contracts and options on futures contracts. By investing in stocks within each Fund’s benchmark index, the Small Cap Index Fund and the International Index Fund avoid the risk of individual stock selection and, instead, try to match the performance of each Fund’s benchmark index, whether the index goes up or down.

The Small Cap Index Fund and the International Index Fund attempt to remain as fully invested as practicable in the stocks that are represented in each Fund’s benchmark index. Under normal market conditions, the Small Cap Index Fund and the International Index Fund seek to invest at least 80% of each Fund’s net assets in stocks that are represented in the Fund’s benchmark index and in stock index futures contracts on each Fund’s benchmark index.

Northern Trust Investments does not manage the Small Cap Index Fund and the International Index Fund according to traditional methods of “active” investment management, which involves buying and selling securities based on economic, financial and market analysis and investment judgment. Instead, Northern Trust Investments utilizes a “passive” or indexing investment approach for the Small Cap Index Fund and the International Index Fund, attempting to approximate the investment performance of each Fund’s benchmark index. Northern Trust Investments will buy and sell securities for the Small Cap Index Fund and the International Index Fund in response to changes in each Fund’s benchmark index. Northern Trust Investments selects stocks for the Small Cap Index Fund and the International Index Fund so that the overall investment characteristics of each Fund (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of each Fund’s benchmark index.

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HOW THE FUNDS INVEST continued

The Small Cap Index Fund and the International Index Fund may invest any assets not invested in stocks that are represented in the Fund’s benchmark index in:

•	the same type of short-term high quality debt securities in which the Money Market Fund invests (described below);

•

other equity securities that are similar to the stocks in the Fund’s benchmark index or that are awaiting disposition after a change in composition of the benchmark index or a rebalancing of the portfolio;

•	stock index futures contracts, options on such futures contracts; and/or

•	cash.

The Small Cap Index Fund and the International Index Fund may invest in those financial instruments to find a short-term investment for uninvested cash balances or to provide liquid assets for anticipated redemptions by shareholders.

Neither the Small Cap Index Fund nor the International Index Fund generally hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, both the Small Cap Index Fund and the International Index Fund attempt to hold a representative sample of the securities in the appropriate benchmark index, which Northern Trust Investments will select utilizing certain replication and optimization modeling techniques. These replication and optimization modeling techniques may not be successful, and may result in the Small Cap Index Fund and the International Index Fund not tracking their respective indices with the same degree of accuracy that complete replication of the index would provide. As a result of these replication and optimization modeling techniques, the Small Cap Index Fund and the International Index Fund may not have the identical capitalization, industry and fundamental characteristics as their benchmark indices. Please refer to the Trust’s SAI for a more detailed discussion of the techniques that Northern Trust Investments employs in selecting the portfolio securities for these Funds.

From time to time, the portfolio composition of the Small Cap Index Fund and the International Index Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the applicable benchmark index, with a view to bringing the performance and characteristics of these Funds more closely in line with that of each Fund’s applicable benchmark index.

Northern Trust Investments attempts to track the performance of the Small Cap Index Fund’s and the International Index Fund’s respective benchmark indices, but there is no assurance that Northern Trust Investments will be successful. The degree to which these Funds fail to track the performance of their benchmark indices is referred to as the “tracking error.” Northern Trust Investments expects that, over time and under normal circumstances, the quarterly performance of the Small Cap Index Fund and the International Index Fund, before expenses, will track the performance of the applicable benchmark index within a 0.95 correlation coefficient.

The correlation coefficient, a concept from statistics, is a measure of how well trends in predicted values, such as the actual performance of the Small Cap Index Fund, follow trends in actual values, such as the performance of the Russell 2000 Index. The correlation coefficient is a measure of how well the predicted values “fit” with the actual values. The correlation coefficient is a number between -1 and 1. If there is no relationship between the predicted values and the actual values, the correlation coefficient is 0 or very low (the predicted values are no better than random numbers). As the strength of the relationship between the predicted values and actual values increases, so does the correlation coefficient. A perfect fit gives a coefficient of 1.0. Thus, when tracking an index, the higher the correlation coefficient, the better.

There can be no assurance that the Small Cap Index Fund and the International Index Fund will achieve any particular level of tracking error. For more information on this subject, see the discussion of “tracking error” in the Trust’s SAI.

Another reason why the performance of the Small Cap Index Fund and the International Index Fund may not always equal the performance of its benchmark index is because the performance of the benchmark index does not include operating expenses incurred by each Fund.

The Small Cap Index Fund and the International Index Fund may purchase stock index futures contracts on their benchmark indices or a comparable stock index to simulate investment in their benchmark indices. This may be done to rapidly gain exposure to the securities comprising a Fund’s benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If the Small Cap Index Fund or the International Index Fund cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. The Small Cap Index Fund and the International Index Fund will not use futures contracts or options on futures contracts for speculation.

Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund. The Equity and Bond Fund may hold a portion of its assets in U.S. Government securities,

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HOW THE FUNDS INVEST continued

short-term paper, or may invest in the Money Market Fund to provide flexibility in meeting redemptions, expenses, and the timing of new investments, and to serve as a short-term defense during periods of unusual volatility.

Bond Fund

The Bond Fund invests primarily in investment grade bonds (e.g., those bonds that S&P or Moody’s have rated within their respective four highest rating categories), and in the same types of securities as the Money Market Fund. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in investment grade bonds or unrated debt securities that the Manager determines to be of equivalent quality. The Bond Fund may also invest in investment grade mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial or consumer loans originated by financial institutions.

The Bond Fund usually maintains a duration target of less than 7 years based on expectations about the direction of interest rates and other economic factors. Duration is a measure of sensitivity of bond prices to interest rate movements. The longer the duration of a debt obligation, the more sensitive its value is to changes in interest rates.

In selecting bonds for the Fund, the Manager seeks to maximize current income while minimizing risk and volatility through prudent investment management. Accordingly, the Fund seeks to limit its exposure to very risky or speculative investments by investing primarily in investment grade bonds that offer the potential for attractive returns.

The Fund may also invest up to 20% of its assets in the following securities:

•

Debt securities that S&P or Moody’s have rated lower than the four highest rating categories or comparable unrated debt securities. Bonds that are rated lower than BBB by S&P or Baa by Moody’s are often referred to as “junk bonds.” Rating agencies consider junk bonds to have varying degrees of speculative characteristics. Consequently, although they can be expected to provide higher yields, such securities may be subject to greater market value fluctuations and greater risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities. For more information, see “Description of Bond Ratings” in the SAI.

•

Convertible debt securities, convertible preferred stocks and nonconvertible preferred stocks. Convertible securities are fixed income securities that are convertible into common stock at a specified price or conversion ratio.

•

Bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial — in part because a relatively small price movement in a futures contact may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund will invest in futures and options to (i) keep cash on hand to meet shareholder redemptions or other needs, while simulating full investment in bonds and/or (ii) reduce the Fund’s transaction costs, for hedging purposes or to add value when these instruments are favorably priced.

Money Market Fund

In selecting securities for the Money Market Fund, the Manager seeks highly liquid investments that present minimal credit risk. The Fund primarily invests in high quality short-term money market instruments. At least 95% of the Fund’s assets must be rated in the highest short-term category by at least two nationally recognized statistical rating organizations (“NRSROs”) (or one NRSRO, if only one has issued a rating), and 100% of the Fund’s assets must be invested in securities rated in the two highest rating categories. An NRSRO, such as Moody’s or S&P, assigns ratings to securities based on its assessment of the creditworthiness of the securities’ issuer. The SAI has a detailed description of the various rating categories.

The Fund may invest in securities that are not rated by an NRSRO if the Manager determines that such securities are of comparable quality to, and present a comparable amount of risk as, similar securities that have received a rating from an NRSRO.

Among the securities that the Money Market Fund may invest in are the following:

•	Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the FNMA.

•	Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

•	Repurchase agreements with certain parties.

•	Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including,

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certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

•	Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

•	Securities backed by mortgages, consumer loans and other assets.

Given the types of securities that the Fund invests in, the level of risk associated with the Fund is lower than most other types of mutual funds. However every investment involves some kind of risk. To the extent that the Fund invests in certain securities (for example, repurchase agreements, when-issued securities or foreign money market securities), the Fund may be affected by additional risks.

Other Risks of Investing in these Funds

Foreign Securities

Investments in foreign securities, including those of foreign governments, involve additional risks not normally present when investing in comparable domestic securities.

Some securities of foreign companies and governments may be traded in the U.S., such as American Depository Receipts (“ADRs”), but most are traded primarily in foreign markets. The risks of investing in foreign securities include:

Currency Risk. For securities that are based in value on foreign currencies (including ADRs), a Fund must buy the local currency to buy a foreign security and sell the same local currency after it sells the security. Therefore, the value of that security to a Fund is affected by the value of the local currency relative to the U.S. currency. As a result, if the value of the local currency falls relative to U.S. currency, the value of that security falls, even if the security has not decreased in value in its home country.

Political and Economic Risk. Foreign investments can be subject to greater political and economic risks. In some countries, there is the risk that the government may take over assets or operations of the company or impose taxes or place limits on the removal of assets that would adversely affect the value of the security. The possibility of default in foreign government securities, political or social instability or diplomatic developments generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries.

Regulatory Risk. In many countries there is less publicly available information about issuers than is available for companies in the U.S. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to the U.S. companies. In many foreign countries there is less government supervision and regulation of business and industry practices, and it may be more difficult to obtain or enforce judgments against foreign entities.

Market Risks. Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

Transaction Costs. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In addition, other costs, such as tax and custody costs, are generally higher than for domestic transactions.

Particular Risks for Developing Countries. In general, the risks noted above are heightened for developing countries. In addition, certain developing countries have experienced substantial, and in some cases, rapidly fluctuating rates of inflation for a number of years. Inflation has, and may continue to have, a debilitating effect on the underlying economies of these countries. Many developing countries are heavily dependent on international trade and can be adversely affected by trade barriers and protectionist measures, as well as the depreciation or devaluation of their currencies.

High Yield/High Risk Securities (Junk Bonds)

These securities tend to offer higher yields than higher-rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers.

High yield fixed-income securities usually present greater risk of loss of income and principal than higher-rated securities. For example, because investors generally perceive that there are greater risks associated with investing in medium- or lower-rated securities, the yields and price of such securities may tend to fluctuate more than those of higher-rated securities. Moreover, in the lower-quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher-quality segments of the fixed-income securities market. The yield and price of medium-to lower-rated securities therefore may experience greater volatility than is the case with higher-rated securities.

Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further,

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independent of any specific adverse changes in the condition of a particular issuer. As a result, the Funds could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated securities therefore may be less than the prices used in calculating the Fund’s NAV.

Mortgage-Backed and Asset Backed Securities Risk

Mortgage-backed and asset-backed securities are subject to prepayment risk, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund holding such securities would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the value of mortgage-backed and asset backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. See “Mortgage-Backed Securities” and “Asset-Backed Securities” in the Trust’s SAI.

Additionally, certain types of mortgage-backed and asset backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise in 2006-2009 of foreclosures on home loans secured by subprime mortgages. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Fund invests in securities that are backed by pools of mortgage loans, the risk to the Fund may be significant. Additionally, if a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

How the State Farm LifePath Funds Invest

The LifePath Funds seek to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. The LifePath Funds (other than the State Farm LifePath Retirement Fund) attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the Fund’s name. For example, the State Farm LifePath 2020 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2020. Similarly, the State Farm LifePath 2040 Fund is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2040. The State Farm LifePath Retirement Fund is designed for investors who are currently withdrawing, or who plan to begin withdrawing, a substantial portion of their investment in the near future.

Under ordinary circumstances, each LifePath Fund, through its investment in its corresponding Master Portfolio, is substantially fully invested. Neither the Manager on behalf of the LifePath Funds nor BFA on behalf of the LifePath Master Portfolios holds cash, cash equivalents, or money market instruments as temporary defensive positions.

The LifePath Investment Model

BFA, a subsidiary of BlackRock Institutional Trust Company, N.A. (“BTC”), serves as the Master Portfolios’ investment adviser. BTC pioneered research in asset allocation, indexed investing and investment modeling.

Each LifePath Fund seeks to achieve its objective through an investment strategy that relies on one of BlackRock’s proprietary investment models. BlackRock employs a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes offered through the Underlying Funds. The allocations are constantly monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Funds, BlackRock focuses on long-term targets and objectives. The progression over time of a LifePath Fund’s asset allocation to less risky asset classes is a relatively steady process resulting in only minor changes to the asset allocation from month to month. The LifePath Funds (through their investment in the Master Portfolios (that, in turn, invest in the Underlying Funds)) do not engage in active and frequent trading of portfolio securities as a principal investment strategy.

How It Works: Spending Your “Risk Budget” Wisely

One way to understand how the LifePath Funds adjust their asset allocation is to regard the statistically determined risk in each Fund as its “risk budget.” BlackRock’s analysis begins with a statistical determination of how much a hypothetical investor, with a given time horizon for investment, on average, can afford to lose. This tolerance for loss can be viewed as the Fund’s risk

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budget. This risk budget reflects BlackRock’s statistical determination of risk, and may not be appropriate to you in measuring the specific degree of risk you are willing to accept.

Different investment allocations can have the same risk of loss but with different expected returns. BlackRock seeks the Fund allocations that offer the highest expected return while keeping within a Fund’s statistically determined risk of loss.

Expected returns are not guaranteed returns. They are average projections based on comprehensive research and accepted principles of market behavior. Likewise, statistically determined risk covers the most likely scenarios, but it does not cover all possible losses.

Principal Investments:

The LifePath Funds, through their investment in the Master Portfolios (that, in turn, invest in the Underlying Funds), may invest in the following investments:

•	money market instruments

•	bonds

•	stocks, including:

•	stocks of the largest U.S. companies

•	stocks of all other publicly traded U.S. companies

•	stocks of issuers located outside the U.S., including those located in emerging markets

•	real estate investment trusts (“REITs”)

Within stocks and bonds are sub-categories of securities:

•	U.S. stocks can be separated according to the value of their outstanding stock (or capitalization), into large-cap, mid-cap and small-cap groupings.

•

Each of the stock capitalization categories can be separated according to their price-to-book ratios: the ratio of the value of a company’s traded stock to the book value of its plant, equipment and other tangible assets. The companies with the higher price-to-book ratios are considered growth stocks, and the companies with the lower price-to-book ratios are considered value stocks.

•

U.S. Government bonds, bonds issued by corporations, mortgage-backed securities, high yield bonds and foreign bonds form five separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term, intermediate-term and short-term.

While the model does not allocate among each of these sub-categories and the Underlying Funds do not generally correspond to the sub-categories, all of these sub-categories are included within the various Underlying Funds.

The following table lists the Underlying Funds and the approximate asset allocations for each Master Portfolio as of March 31, 2008. BFA allocates each Master Portfolio’s assets among the Underlying Funds based on each Master Portfolio’s investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio’s assets in each of the Underlying Funds or in any particular percentage. BFA may add, eliminate or replace Underlying Funds at any time.

UNDERLYING FUNDS (As of March 31, 2009)
	LifePath Retirement	LifePath 2020	LifePath 2030	LifePath 2040
CAPITAL GROWTH
Master Investment Portfolio Active Stock Master Portfolio	19%	31%	39%	45%
iShares S&P MidCap 400 Index Fund	5%	6%	7%	7%
iShares S&P Small Cap 600 Index Fund	2%	3%	3%	4%
iShares MSCI EAFE Index Fund	8%	12%	15%	17%
iShares Cohen & Steers Realty Majors Index Fund		1%	2%	2%
iShares MSCI Emerging Markets Index Fund	2%	4%	5%	5%
iShares MSCI Canada Index Fund	1%			2%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1%	3%	4%	5%
iShares MSCI EAFE Small Cap Index Fund	1%	1%	2%	2%
CAPITAL GROWTH and INCOME
CoreAlpha Bond Master Portfolio	51%	31%	19%	9%
iShares Barclays TIPS Bond Index	9%	5%	3%
BlackRock Cash Funds: Institutional—SL Agency Shares

Note: The allocation percentages may not add to 100% due to rounding

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Description of Underlying Funds

Each LifePath Fund may invest in some or all of the Underlying Funds described below. Please refer to the chart above for each Master Portfolio’s approximate target asset allocation for each Underlying Fund.

Each of the Underlying Funds that is an ETF seeks to reproduce index returns gross of management fees and other costs, and is not actively managed. Three of the Underlying Funds in which the Master Portfolios may invest are actively managed funds that rely on portfolio managers for investment determinations.

In managing the ETFs, BFA uses two basic indexing strategies: replication and representative sampling. Replication is investing in substantially all of the securities in the relevant underlying index in approximately the same proportions as the index. Representative sampling is investing in a representative sample of securities in the underlying index, which have a similar investment profile as the index. Securities selected under a representative sampling strategy have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relative underlying index. Underlying Funds that use representative sampling generally do not hold all of the securities that are included in the relevant underlying index.

Master Investment Portfolio Active Stock Master Portfolio seeks to provide long-term appreciation of capital. The Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. The Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with capitalizations similar to the range of capitalizations represented in the S&P 500 Index. BFA invests the Active Stock Master Portfolio’s assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company’s financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BFA considers risk parameters in deciding upon the Active Stock Master Portfolio’s aggregate holdings, and factors trading costs into its stock selection process.

Master Investment Portfolio CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests the CoreAlpha Bond Master Portfolio’s assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector’s relative value and risk-adjusted return. BFA’s models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific security selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. The CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities.

iShares S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Index. The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. The stocks in the S&P 500 Index are selected according to the total market value of their outstanding shares. The Fund uses a replication strategy to try to track the S&P 500 Index.

iShares S&P MidCap 400 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Index. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the Index have a market capitalization between $1.5 billion and $5.5 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The Fund uses a representative sampling strategy to try to track the S&P MidCap 400 Index.

iShares S&P SmallCap 600 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P’s SmallCap 600 Index. The S&P SmallCap 600 Index measures the performance of the small capitalization sector of the U.S. equity market.

iShares Russell MidCap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell MidCap Index®. The Russell MidCap Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index. The Fund uses a representative sampling strategy to try to track the Russell MidCap Index.

iShares Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance,

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before fees and expenses, of the Russell 2000® Index. The Russell 2000 Index measures the performances of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a capitalization-weighted index of the approximately 2000 smallest companies in the Russell 3000® Index. The Fund uses a representative sampling strategy to try to track the Russell 2000® Index.

iShares Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Cohen & Steers Index”). The Cohen & Steers Index® consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the index. The Fund uses a representative sampling strategy to try to track the Cohen & Steers Index.

iShares MSCI Canada Index Fund, which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the Canadian market, as measured by the MSCI Canada Index. The MSCI Canada Index is a capitalization-weighted index that aims to capture 85% of the publicly available total market capitalization of companies located in Canada. The Fund uses a representative sampling strategy to try to track the MSCI Canada Index.

iShares MSCI EAFE Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses of the MSCI EAFE® Index. The MSCI EAFE Index has been developed by Morgan Stanley Capital International, Inc. (“MSCI”) as an equity benchmark for international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East. The Fund uses a representative sampling strategy to try to track the MSCI EAFE Index.

iShares MSCI Emerging Markets Index Fund seeks investment results that correspond to the price and yield performance before fees and expenses of the MSCI Emerging Markets Free Index® (the “Index”). The Fund’s investment objective may be changed without shareholder approval. The Index was developed by MSCI as an equity benchmark for international stock performance. The Index is designed to measure equity market performance in the global emerging markets. The Index consists of the following 21 emerging market country indices: Argentina, Brazil, Chile, China, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Peru, Philippines, Russia, South Africa, Taiwan, Thailand, and Turkey. The Fund uses a representative sampling strategy to try to track the Index. In order to improve its portfolio liquidity and its ability to track the Index, the Fund may invest up to 10% of its assets in shares of other iShares Funds that invest in securities in the Index. BFA does not charge portfolio management fees on that portion of the Fund’s assets invested in shares of other iShares Funds.

iShares Barclays Aggregate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment grade bond market as defined by the Barclays Capital U.S. Aggregate Index (the “Barclays Capital Index”). The Barclays Capital Index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Barclays Capital Index must have $250 million or more of outstanding face value and must have at least one year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Barclays Capital Index. The Barclays Capital Index is market capitalization-weighted and the securities in the Barclays Capital Index are updated on the last calendar day of each month.

iShares Barclays TIPS Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L). The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.”

iShares Barclays 1-3 Year Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as

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defined by the Barclays Capital 1-3 Year U.S Credit Index. The Barclays Capital 1-3 Year U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year and less than three years.

iShares Barclays 1-3 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Barclays Capital 1-3 Year U.S. Treasury Index. The Barclays Capital 1-3 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

iShares Barclays 3-7 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Barclays Capital 3-7 Year U.S. Treasury Index. The Barclays Capital 3-7 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

iShares Barclays 7-10 Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Barclays Capital 7-10 Year U.S. Treasury Index. The Barclays Capital 7-10 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

iShares Barclays 10-20 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Barclays Capital 10-20 Year U.S. Treasury Index. The Barclays Capital 10-20 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years.

iShares Barclays 20+ Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Barclays Capital 20+ Year U.S. Treasury Index. The Barclays Capital 20+ Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years.

iShares Barclays Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Barclays Capital U.S. Credit Index. The Barclays Capital U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

iShares Barclays Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade U.S. corporate securities of the U.S. bond market as defined by the Barclays Capital U.S. Government/Credit Index. The Barclays Capital U.S. Government/Credit Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year.

iShares Barclays Intermediate Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Barclays Capital Intermediate U.S. Credit Index. The Barclays Capital Intermediate U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year.

iShares Barclays Intermediate Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market as defined by the Barclays Capital Intermediate U.S. Government/Credit Index. The Barclays Capital Intermediate U.S. Government/Credit Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year and less than ten years.

iShares Barclays MBS Bond Fund seeks investment results that correspond generally to the price and yield performance,

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before fees and expenses, of the investment grade agency mortgage-backed securities sector of the United States as defined by the Barclays Capital U.S. MBS Index. The Barclays Capital U.S. MBS Index measures the performance of investment grade fixed-rate mortgage-backed pass-through securities of Government National Mortgage Association (“GNMA”), FNMA and Freddie Mac of the FHLMC.

iShares Barclays Short Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Barclays Capital Short U.S. Treasury Index. The Barclays Capital Short U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

BlackRock Cash Funds: Institutional – SL Agency Shares seeks a high level of income consistent with liquidity and the preservation of capital. The Fund invests in high-quality, short-term money market instruments that include fixed rate, floating rate and variable rate debt securities. The Fund also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as Fannie Mae and the Student Loan Marketing Association, U.S. and foreign bank obligations, corporate obligations, repurchase agreements, and asset-backed securities. Repurchase agreements obligate a person selling U.S. government or other high-quality securities to buy them back within a specified period of time (usually one week or less) at an agreed-upon price.

iShares S&P National AMT – Free Municipal Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the municipal bond sector of the U.S. as defined by the S&P National AMT-Free Municipal Bond Index. The S&P National AMT-Free Municipal Bond Index measures the performance of the investment-grade segment of the U.S. municipal bond market. As of March 31, 2009, there were 523 issues in the S&P National AMT-Free Municipal Bond Index.

iShares S&P North American Natural Resources Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Index. The S&P North American Natural Resources Index is designed to measure the performance of U.S.-traded natural resource-related stocks and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index measures the stock performance of companies engaged in the ownership and development of the Canadian, European, Middle East and Asian real estate markets. As of March 23, 2009, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

iShares MSCI EAFE Small Cap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index. The MSCI EAFE Small Cap Index targets 40% of the eligible small cap universe in each industry group of each country represented by the MSCI EAFE Index. The MSCI EAFE Index includes securities from Europe, Australasia and the Far East. MSCI defines the small cap universe as all listed securities that have a market capitalization in the range of 200 - 1,500 million USD. In addition to this capitalization range, MSCI uses a specialized framework of foreign inclusion factors to adjust the market capitalization of securities for free float available to foreign investors.

iShares JPMorgan USD Emerging Markets Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index. The JPMorgan EMBI Global Core Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark that tracks the total return of actively traded external debt instruments in emerging market countries.

iShares iBoxx $ High Yield Corporate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index. The iBoxx $ Liquid High Yield Index is a rules-based index consisting of the most liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited. The iBoxx $ Liquid High Yield Index is designed to provide a broad representation of the U.S. dollar-denominated high yield corporate bond market. There is no limit to the number of issues in the iBoxx $ Liquid High Yield Index.

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HOW THE FUNDS INVEST continued

Notes:

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “S&P 500 Index®,” “S&P MidCap 400 Index™,” “S&P SmallCap 600 Index™ ,” “S&P National AMT-Free Municipal Bond Index,” and “the S&P North American Natural Resources Sector Index™” are trademarks of Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”) licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in iShares.

Frank Russell Company, Russell 2000® Index, Russell Midcap® Index, are trademarks of Frank Russell Company and have been licensed for use for certain purposes by BTC. The Funds that are based on the Russell Indices are not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation regarding the advisability of investing in iShares.

“Cohen & Steers” is a trademark and “Cohen & Steers Realty Majors Index®” is a registered trademark of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”), and both such trademarks have been licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation regarding the advisability of investing in iShares.

“Barclays Capital,” “Barclays Capital 1-3 Year U.S. Credit Index,” “Barclays Capital 1-3 Year U.S. Treasury Index,” “Barclays Capital 3-7 Year U.S. Treasury Index,” “Barclays Capital 7-10 Year U.S. Treasury Index,” “Barclays Capital 10-20 Year U.S. Treasury Index,” “Barclays Capital 20+ Year U.S. Treasury Index,” “Barclays Capital U.S. Aggregate Index,” “Barclays Capital U.S. Credit Index,” “Barclays Capital U.S. Government/Credit Index,” “Barclays Capital Intermediate U.S. Credit Index,” “Barclays Capital Intermediate U.S. Government/Credit Index,” “Barclays Capital U.S. MBS Fixed-Rate Index,” “Barclays Capital Short U.S. Treasury Index,” and the “Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)” are trademarks of Barclays Capital, Inc. (“Barclays Capital”) and have been licensed for use for certain purposes by BITC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, Shares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Fixed-Rate Bond Fund, iShares Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored or endorsed by Barclays Capital, and neither Barclays Capital nor any of its affiliates makes any representations regarding the advisability of investing in iShares.

“MSCI Canada IndexSM,” “MSCI EAFE® Index” and “MSCI Emerging Markets IndexSM” are servicemarks and “MSCI EAFE Small Cap Index” is a trademark of MSCl, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representation regarding the advisability of investing in iShares.

“iBoxx® $ Liquid High Yield Index” is a trademark of International Index Company Limited (“IIC”) and has been licensed for use for certain purposes by BTC. The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC, and IIC makes no representation regarding the advisability of investing in iShares.

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MANAGING THE INVESTMENTS OF THE FUNDS

Investment Adviser

The Manager is the investment adviser, transfer agent and dividend disbursing agent for the Funds and for other mutual funds in the State Farm family of mutual funds. Subject to the supervision of the Board of Trustees of the Trust, the Manager is responsible for providing investment advisory and administrative services to the Funds, overseeing the day-to-day operations and business affairs of the Trust, and monitoring the performance of the sub-advisers to the Funds and of each Master Portfolio in which a Fund invests. The Manager’s principal office is located at One State Farm Plaza, Bloomington, Illinois 61710-0001. The Manager is wholly-owned by State Farm Mutual Automobile Insurance Company.

The Manager also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. The Manager furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses the Manager expressly assumes, including those noted above, each Fund otherwise pays for all of its own expenses.

Bridgeway and Westwood are the co-investment sub-advisers to the Equity Fund. As investment sub-advisers, Bridgeway and Westwood make investment decisions for the Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Bridgeway and Westwood for their services with the investment advisory and management fees the Manager receives from the Equity Fund.

Marsico and Northern Cross are the co-investment sub-advisers to the International Equity Fund. As investment sub-advisers, Marsico and Northern Cross make investment decisions for the International Equity Fund, subject to the oversight of the Manager and the Board of Trustees. The Manager pays Marsico and Northern Cross for their services with the investment advisory and management fees the Manager receives from the International Equity Fund.

Northern Trust Investments is the investment sub-adviser to the Small Cap Index Fund and the International Index Fund. As investment sub-adviser, Northern Trust Investments makes investment decisions for the Small Cap Index Fund and the International Index Fund, subject to the oversight of the Manager and the Board of the Trust. The Manager pays Northern Trust Investments for its services with the investment advisory and management services fee the Manager receives from these Funds.

The Equity and Bond Fund, Bond Fund, and the Money Market Fund are each managed by a team of the Manager’s employees (each an “Advisory Team”). Each Advisory Team makes the investment decisions for these Funds, subject to the oversight of the Board of Trustees.

Investment Management of the S&P 500 Index Fund and the LifePath Funds

The S&P 500 Index Fund and each LifePath Fund invests all of its assets into a separate Master Portfolio, each of which has substantially similar investment objectives, strategies, policies and risks. The Master Portfolios in which the LifePath Funds invest, in turn, invest in a combination of the Underlying Funds. BFA serves as the investment adviser to each of the Master Portfolios, and also serves as investment adviser to each of the Underlying Funds in which the LifePath Master Portfolios invest, with the exception of the BlackRock Cash Funds: Institutional, which invests in a Master Portfolio advised by BFA. BFA manages the Master Portfolios’ assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Fund’s Board of Trustees.

BFA uses teams of portfolio managers, investment strategists and other investment specialists (each a “Portfolio Management Team”) to manage each Master Portfolio. With respect to the S&P 500 Stock Master Portfolio, the Portfolio Management Team manages the Master Portfolio to reflect the investment characteristics of the S&P 500 Index. BFA employs a combination of proprietary investment management systems and procedures to validate the consistent application of its investment methods. This team approach to portfolio management brings together many disciplines and leverages BFA’s extensive resources. The members of the Portfolio Management Team for each Master Portfolio that have the most significant responsibility for the day-to-day management are listed below. The team members listed below act collaboratively with the other members of their Portfolio Management Team on all aspects concerning their Master Portfolio. Each member of a Portfolio Management Team, including the below-listed members, is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her Portfolio Management Team with more limited responsibilities. Each member of each Portfolio Management Team has appropriate limitations on his or her authority for risk management and compliance purposes.

BFA is located at 400 Howard Street, San Francisco, California 94105. It is a wholly-owned subsidiary of BTC, which in

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MANAGING THE INVESTMENTS OF THE FUNDS continued

turn is a indirectly wholly-owned by BlackRock, Inc. Based on June 30, 2009 figures, BTC and its affiliates, including BlackRock Fund Advisors, provided investment advisory services for assets in excess of $3 trillion. BlackRock Fund Advisors, BTC, BlackRock Execution Services, BlackRock, Inc. and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

Oversight of Sub-Advisers

The Trust and the Manager have obtained an exemptive order from the Securities and Exchange Commission that permits the Trust and the Manager to retain sub-advisers and modify sub-advisory arrangements without shareholder approval. Under the exemptive order, the Manager may act as a “manager of managers” for the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Bond Fund, Money Market Fund and LifePath Retirement Fund. The Manager supervises sub-advisers to each Fund that has retained a sub-adviser and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) to recommend their hiring, termination and replacement.

Investment Sub-Advisers for the Equity Fund

The Manager has engaged Bridgeway and Westwood as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund.

Bridgeway is located at 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448. Bridgeway is a quantitative investment management firm that employs a wide array of proprietary statistical models to create investment portfolios for its institutional and mutual fund clients.

Westwood is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is a fundamental investment management firm that employs a bottom-up, value-based stock selection strategy to construct portfolios designed to generate superior risk-adjusted returns for its institutional and mutual fund clients.

For more information regarding Bridgeway and Westwood, please read the sections entitled “Investment Advisory Agreements – Between the Manager and Bridgeway” and “Investment Advisory Agreement – Between the Manager and Westwood” in the Trust’s SAI.

Investment Sub-Advisers for the Small/Mid Cap Equity Fund

The Manager engaged Bridgeway and Rainier as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund.

Bridgeway is located at 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448.

Rainier, which is located at 601 Union Street, Suite 2801, Seattle, Washington 98101, manages discretionary assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, high-net-worth individuals and mutual funds. Rainer is owned and operated by seventeen principals, twelve of whom are Rainier shareholders.

For more information regarding Bridgeway and Rainier, please read the sections entitled “Investment Advisory Agreements – Between the Manager and Bridgeway” and “Investment Advisory Agreements – Between the Manager and Rainier” in the Trust’s SAI.

Investment Sub-Advisers for the International Equity Fund

The Manager has engaged Marsico and Northern Cross as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund.

Marsico is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. In addition to sub-advising a segment of the International Equity Fund, Marsico provides investment services to other mutual funds and private accounts.

Northern Cross is located at 125 Summer Street, 14th Floor, Suite 1410, Boston, Massachusetts 02110. Northern Cross is an investment management firm specializing in international equity mandates.

For more information regarding Marsico and Northern Cross, please read the sections entitled “Investment Advisory Agreements – Between the Manager and Marsico” and “Investment Advisory Agreement – Between the Manager and Northern Cross” in the Trust’s SAI.

Investment Sub-Adviser for the Small Cap Index Fund and the International Index Fund

The Manager has engaged Northern Trust Investments as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and the International Index Fund. Northern Trust Investments is located at 50 South LaSalle Street, Chicago, IL 60603. Northern Trust Investments is an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. Northern Trust Investments is a subsidiary of The Northern Trust Company (“TNTC”). TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages

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MANAGING THE INVESTMENTS OF THE FUNDS continued

assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. TNTC is the principal subsidiary of Northern Trust Corporation, a company that is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. For more information regarding Northern Trust Investments, please read the section entitled “Investment Advisory Agreements – Between the Manager and Northern Trust Investments” in the Trust’s SAI.

Additional Expense Information

For all Funds other than the LifePath Funds, the Manager has agreed to voluntarily reimburse each Fund if, and to the extent, the Fund’s total annual operating expenses exceed the percentage of each Fund’s average net assets indicated in the table below. With any increase or decrease in the percentage rate of the 12b-1 fee assessed for a share class of a Fund, the expense reimbursement threshold for that share class of the Fund will increase or decrease by a corresponding percentage rate amount. For instance, if the percentage rate of the 12b-1 fee assessed for a share class of a Fund increases 0.05%, the expense reimbursement threshold for that share class of the Fund similarly will increase by 0.05%. The Manager has agreed to reimburse each LifePath Fund if, and to the extent the LifePath Fund’s total annual operating expenses, including net expenses incurred at the Master Portfolio and Underlying Fund levels, exceed the percentages of each LifePath Fund’s average net assets shown in the table below:

The Manager’s agreement to reimburse the Funds is voluntary and may be eliminated by the Manager at any time.

Fund	Expense Reimbursement Threshold
Equity Fund	0.95%
Small/Mid Cap Equity Fund	1.15%
International Equity Fund	1.25%
S&P 500 Index Fund	0.55%
Small Cap Index Fund	0.70%
International Index Fund	0.95%
Equity and Bond Fund	0.73%
Bond Fund	0.45%
Money Market Fund	0.45%

Fund	Expense Reimbursement Threshold
State Farm LifePath Income Fund	1.05%
State Farm LifePath 2010 Fund*	1.05%
State Farm LifePath 2020 Fund	1.05%
State Farm LifePath 2030 Fund	1.05%
State Farm LifePath 2040 Fund	1.05%

The Manager has agreed to waive all or a portion of its fees due from the Money Market Fund to prevent the Fund’s net yield from falling below zero. This expense reimbursement agreement is voluntary and may be eliminated by the Manager at any time.

Compensating the Manager for its Services

Each Fund pays the Manager an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to the Manager quarterly at the following annual rates:

Fund	Rate of Advisory Fee

Equity Fund	0.60% of average daily net assets

Small/Mid Cap Equity Fund	0.80% of average daily net assets

International Equity Fund	0.80% of average daily net assets

S&P 500 Index Fund	0.20% of average daily net assets

Small Cap Index Fund	0.35% of average daily net assets

International Index Fund	0.50% of average daily net assets

Equity and Bond Fund	None

Bond Fund	0.10% of average daily net assets

Money Market Fund	0.10% of average daily net assets

State Farm LifePath Retirement Fund	0.70% of average daily net assets

State Farm LifePath 2020 Fund	0.70% of average daily net assets

State Farm LifePath 2030 Fund	0.70% of average daily net assets

State Farm LifePath 2040 Fund	0.70% of average daily net assets

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MANAGING THE INVESTMENTS OF THE FUNDS continued

The Investment Advisory and Management Services Fee for the S&P 500 Index Fund and the LifePath Funds include the management fees of their corresponding Master Portfolios.

Compensating Bridgeway for its Services

The Manager pays Bridgeway for its services to the portion of the Equity Fund and the Small/Mid Cap Equity Fund that it manages at the rates shown in the tables below:

Equity Fund

On the first $50 million	0.50% of average daily net assets

$50 million to $100 million	0.45% of average daily net assets

$100 million to $200 million	0.40% of average daily net assets

Over $200 million	0.35% of average daily net assets

Small/Mid Cap Equity Fund

On the first $100 million	0.60% of average daily net assets

$100 million to $250 million	0.55% of average daily net assets

Over $250 million	0.50% of average daily net assets

Compensating Westwood for its Services

The Manager pays Westwood for its services to the portion of the Equity Fund that it manages at the rates shown in the table below:

Equity Fund

On the first $25 million	0.55% of average daily net assets

$25 million to $50 million	0.45% of average daily net assets

Over $50 million	0.30% of average daily net assets

Compensating Rainier for its Services

The Manager pays Rainier for its services to the portion of the Small/Mid Cap Equity Fund that it manages at the rates shown in the table below:

Small/Mid Cap Equity Fund

On the first $100 million	0.60% of average daily net assets

$100 million to $250 million	0.55% of average daily net assets

Over $250 million	0.50% of average daily net assets

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MANAGING THE INVESTMENTS OF THE FUNDS continued

Compensating Marsico for its Services

The Manager pays Marsico for its services to the portion of the International Equity Fund that it manages at the rates shown in the table below:

International Equity Fund

On the first $300 million	0.50% of average daily net assets

$300 million to $400 million	0.45% of average daily net assets

Over $400 million	0.40% of average daily net assets

Compensating Northern Cross for its Services

The Manager pays Northern Cross for its services to the portion of the International Equity Fund it manages at the rates shown in the table below:

International Equity Fund

On the first $500 million	0.60% of average daily net assets

Over $500 million	0.55% of average daily net assets

Compensating Northern Trust Investments for its Services

The Manager pays Northern Trust Investments N.A. for its services to the Small Cap Index Fund and the International Index Fund at the rates shown in the table below:

Small Cap Index Fund and International Index Fund

On the first $150 million	0.13% of average daily net assets

Over $150 million	0.10% of average daily net assets

For purposes of calculating the fees under the above schedules, other assets managed in a similar style by the sub-adviser for other investment companies advised by the Manager or other companies affiliated with the Manager are included in determining the fee to be paid to the respective sub-adviser.

S&P 500 Index Fund and the LifePath Funds – Compensation in the Master/Feeder Mutual Fund Structure

The S&P 500 Index Fund and the LifePath Funds are feeder funds that invest all of their assets in Master Portfolios with substantially similar investment objectives, strategies and risks. BFA manages each Master Portfolio. For its services to the Master Portfolios, BFA receives annual fees based on the following annual rates:

Fund	Annual Management Fee

S&P 500 Stock Master Portfolio	0.05% of average daily net assets

LifePath Retirement Master Portfolio	0.35% of average daily net assets

LifePath 2020 Master Portfolio	0.35% of average daily net assets

LifePath 2030 Master Portfolio	0.35% of average daily net assets

LifePath 2040 Master Portfolio	0.35% of average daily net assets

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MANAGING THE INVESTMENTS OF THE FUNDS continued

For its services to the Underlying Funds in which the LifePath Master Portfolios invest, BFA receives fees that differ from the fees described for the LifePath Funds in this prospectus. BFA has agreed to waive the investment advisory fees charged to the Master Portfolios in an amount equal to the investment advisory fees charged to the Underlying Funds in order to avoid duplication of such fees. In addition, BTC may receive fees as administrator of certain of the Underlying Funds; however, BFA has agreed to waive from the investment advisory fees charged to the Master Portfolios an amount equal to the administration and other fees paid to BTC by those Underlying Funds.

Feeder Fund Expenses. The S&P 500 Index Fund and each LifePath Fund bears its corresponding Master Portfolio’s expenses in proportion to the amount of assets it invests in the corresponding Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights. Under the master/feeder structure, the Board of Trustees retains the right to withdraw the assets of the S&P 500 Index Fund or a LifePath Fund from a Master Portfolio if it believes doing so is in the best interests of the Fund and its shareholders. If the Board withdraws assets of any such Fund from a Master Portfolio, it would then consider whether that Fund should invest in another master portfolio or take other action.

Approval of Investment Advisory and Investment Sub-Advisory Agreements

For information regarding the basis for the Board of Trustees approving the continuation of the investment advisory and investment sub-advisory agreements, please see the Trust’s semi-annual report for the six-month period ended June 30, 2008.

Portfolio Managers

The Funds are managed by portfolio management teams as described below.

Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and Westwood who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, President	15 years	Portfolio manager of equity securities

Elena Khoziaeva, CFA Investment Team Member	10 years	Investment management, research and analysis

Michael Whipple, CFA Investment Team Member	6 years	Investment management, research and analysis

Rasool Shaik, CFA Investment Team Member	2 years	Investment management, research and analysis, consulting,

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MANAGING THE INVESTMENTS OF THE FUNDS continued

Westwood Portfolio Managers
Portfolio Manager and Title with Westwood	Length of Service with Westwood	Business Experience During the past 5 years

Susan M. Byrne, Chairman and Chief Investment Officer	25 years	Portfolio manager of equity securities

Mark R. Freeman, CFA, Senior Vice President and Portfolio Manager	9 years	Portfolio manager of equity and fixed income securities

Kellie R. Stark, CFA, Senior Vice President	16 years	Portfolio manager of equity securities

Scott D. Lawson, CFA, Vice President and Senior Research Analyst	5 years	Portfolio manager of equity securities

Jay K. Singhania, CFA, Vice President and Research Analyst	7 years	Portfolio manager of equity securities

Small/Mid Cap Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Bridgeway and Rainier who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the Small/Mid Cap Equity Fund’s portfolio, and each person’s business experience during the past five years:

Bridgeway Portfolio Managers
Portfolio Manager and Title with Bridgeway	Length of Service with Bridgeway	Business Experience During the past 5 years

John Montgomery, President	15 years	Portfolio manager of equity securities

Elena Khoziaeva, CFA, Investment Team Member	10 years	Investment management, research and analysis

Michael Whipple, CFA, Investment Team Member	6 years	Investment management, research and analysis

Rasool Shaik, CFA, Investment Team Member	2 years	Investment management, research and analysis; software consulting;

Rainier Portfolio Managers
Portfolio Manager and Title with Rainier	Length of Service with Rainier	Business Experience During the past 5 years

Daniel M. Brewer, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Mark W. Broughton, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Mark H. Dawson, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

James R. Margard, CFA, Chief Investment Officer	More than 5 years	Portfolio manager of equity securities

Peter M. Musser, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Andrea F. Durbin, CFA, Senior Portfolio Manager	More than 5 years	Portfolio manager of equity securities

Stacie L. Cowell, CFA, Senior Portfolio Manager	3 years	Portfolio manager of equity securities; Senior Vice President and lead portfolio manager Invesco Funds 1996-2004

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Rainier’s segment of the Small/Mid Cap Equity Fund is team-managed by the Rainier portfolio managers listed above. The portfolio managers make recommendations on investments within industries to which they are assigned. The Chief Investment Officer has final responsibility relating to equity selection and portfolio weightings.

International Equity Fund

The chart below indicates the name, title, and length of service of the persons associated with Marsico and Northern Cross who are primarily responsible for the day-to-day management for each respective sub-adviser’s segment of the International Equity Fund’s portfolio, and each person’s business experience during the past five years:

Marsico Portfolio Manager
Portfolio Manager and Title with Marsico	Length of Service with Marsico	Business Experience During the past 5 years

James G. Gendelman, Portfolio Manager	9 years	Portfolio manager of equity securities

Northern Cross Portfolio Managers
Portfolio Manager and Title with Northern Cross	Length of Service with Northern Cross	Business Experience During the past 5 years

Howard Appleby, CFA, Principal	5 years	Portfolio manager of equity securities

James LaTorre, CFA, Principal	5 years	Portfolio manager of equity securities

Edward E. Wendell, Jr., Principal	5 years	Portfolio manager of equity securities

Jean-Francois Ducrest, Principal	5 years	Portfolio manager of equity securities

S&P 500 Index Fund

The five members of the Portfolio Management Team for the S&P 500 Stock Master Portfolio that have the most significant day-to-day management responsibility are: Diane Hsiung, Greg Savage, Edward Corallo, Christopher Bliss and Jennifer Hsui.

Diane Hsiung is employed as a senior portfolio manager at BFA and BTC since 2009. Ms. Hsiung was previously a senior portfolio manager with Barclays Global Investors, N.A. and Barclays Global Fund Advisors from 2007 to 2009 and a portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2002 to 2006. Ms. Hsiung has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since January 2008.

Greg Savage, CFA, is employed as a senior portfolio manager at BFA and BTC since 2009. Mr. Savage was previously a senior portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2006 to 2009 and a portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2001 to 2006. Mr. Savage has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since January 2008.

Edward Corallo is employed as the head of portfolio management in the Index Equity Group at BFA and BTC since 2009. Previously, Mr. Corallo was the head of portfolio management in the Index Equity Group at Barclays Global Investors, N.A. and Barclays Global Fund Advisors from 2007 to 2009. Prior to that time, he was a senior portfolio manager for Barclays Global Fund Advisors and Barclays Global Investors, N.A. from 2001 to 2007. Mr. Corallo has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since May 2009.

Christopher Bliss, CFA, is employed as a senior portfolio manager at BFA and BTC since 2009. Mr. Bliss previously was a senior portfolio manager for Barclays Global Investors, N.A. from 2005 to 2009 and a portfolio manager for Barclays Global Investors, N.A. from 2004 to 2005. Mr. Bliss has been

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MANAGING THE INVESTMENTS OF THE FUNDS continued

one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since May 2009.

Jennifer Hsui is employed as a senior portfolio manager at BFA and BTC since 2009. Ms. Hsui was previously a senior portfolio manager for Barclays Global Investors, N.A. from 2007 to 2009 and a portfolio manager for Barclays Global Investors, N.A. from 2006 to 2007. Prior to joining Barclays Global Investors, N.A., Ms. Hsui was a research analyst for RBC Capital Markets from 2003 to 2006. Ms. Hsui has been one of the S&P 500 Stock Master Portfolio Managers primarily responsible for the day-to-day management of the S&P 500 Stock Master Portfolio since May 2009.

Small Cap Index Fund

Northern Trust Investments serves as the sub-adviser to the Small Cap Index Fund. The portfolio manager for the Small Cap Index Fund is Brent Reeder, Senior Vice President of Northern Trust Investments. Mr. Reeder, joined Northern Trust Investments in 1993, is a Portfolio Manager in the Quantitative Management Group and is responsible for the management of index portfolios. Mr. Reeder received a B.A. degree in Economics from DePauw University and an M.B.A. degree in Finance from DePaul University. Mr. Reeder is an Associated Person with the National Futures Association. For the past five years, he has managed quantitative equity portfolios.

International Index Fund

Northern Trust Investments serves as the sub-adviser to the International Index Fund. The portfolio manager for the International Index Fund is Shaun Murphy, Senior Vice President of Northern Trust Investments. Mr. Murphy, who is a Portfolio Manager in the U.S. Equities Division within the Quantitative Management Group, joined Northern Trust Investments in June 2004. Since joining Northern Trust Investments, Mr. Murphy has managed quantitative equity portfolios. From 1997 to 2003 he was a portfolio manager at State Street Global Advisors in London. Mr. Murphy received a degree in Business Studies from the University of Sunderland in the United Kingdom. He is a CFA charterholder and a member of the CFA Institute.

Equity and Bond Fund

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund, and these underlying funds invest in either common stocks or bonds. Consequently, the Equity and Bond Fund has the same portfolio managers as the Equity Fund and as the Bond Fund. For a description of the portfolio managers of the Equity Fund and the portfolio managers of the Bond Fund, please see the separate descriptions for those Funds included in this prospectus.

Bond Fund

Donald Heltner and Duncan Funk are the portfolio managers responsible for the day-to-day management of the Bond Fund. Mr. Heltner, Vice President – Fixed Income at State Farm Mutual Automobile Insurance Company, and Mr. Funk, Investment Officer – Fixed Income at State Farm Mutual Automobile Insurance Company, have been associated with the Bond Fund as portfolio managers since 2003 and 2000, respectively. Over the past five years, Messrs. Heltner and Funk have been involved in all aspects of managing fixed income investment portfolios for State Farm Mutual Automobile Insurance Company and its affiliates. Messrs. Heltner and Funk generally have different roles on the Bond Fund management team. Mr. Heltner’s role on the management team includes overseeing the process for buying and selling fixed income securities and maintaining investment policies. Mr. Funk’s role on the management team includes selecting fixed income securities for purchase and sale, conducting fixed income research, reviewing research data and maintaining investment policies.

LifePath Funds

Dagmar Nikles, Leslie Gambon and Alan Mason (the “LifePath Portfolio Managers”) are primarily responsible for the day-to-day management of the LifePath Master Portfolios and act collaboratively on all aspects concerning these Master Portfolios. Each LifePath Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From July 2003 to November 2009, Ms. Nikles was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors and Barclays Global Investors, N.A. From September 2002 to June 2003, Ms. Nikles was pursuing her Financial Risk Manager certification. Ms. Nikles has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since June 2005.

Ms. Gambon has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From April 2007 to November 2009, Ms. Gambon was a member of the asset allocation portfolio

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MANAGING THE INVESTMENTS OF THE FUNDS continued

management team at Barclays Global Fund Advisors and Barclays Global Investors, N.A. Prior to becoming a member of the asset allocation portfolio management team, Ms. Gambon was an Active Equity Product Manager with Barclays Global Investors, N.A. from 2001 to 2004, and in October 2004 became Head of Defined Contribution Portfolio Management at Barclays Global Investors, N.A. Ms. Gambon has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since May 2007.

Mr. Mason has been employed by BFA and BTC since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. From 1991 to 2009, Mr. Mason served a variety of roles at Barclays Global Fund Advisors and Barclays Global Investors, N.A., including eight years devoted to the development of transition management products. Mr. Mason has been one of the LifePath Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since September 2009.

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SHAREHOLDER INFORMATION

Who Can Purchase Shares?

Shares currently are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain tax-qualified accounts.

For the purpose of funding their Traditional IRA, Roth IRA, Archer Medical Savings Accounts, Tax Sheltered Accounts under section 403(b)(7) of the Internal Revenue Code and Coverdell Education Savings Accounts, current insurance agents of the State Farm Insurance Companies who are also registered representatives of State Farm VP Management Corp. (“Registered State Farm Agents”), Agency Field Consultants (“AFCs”), Agency Field Executives (“AFEs”), State Farm’s Field Sales Associates (“FSAs”), Zone Sales Associate Managers (“ZSAMs”) and the family members of such persons may purchase shares to fund any of these tax-qualified accounts.

“Family member” is defined as:

•	Spouse, which means the person to whom you legally are married under the laws of the state in which you reside.

•	Lineal ascendants including:
•	parents
•	grandparents
•	step-parents
•	step-grandparents
•	great grandparents
•	step-great grandparents

•	Lineal descendants including:
•	children
•	grandchildren
•	great grandchildren
•	step children
•	court appointed foster children
•	legally adopted children
•	step-grandchildren
•	step-great grandchildren

•	Lineal descendant’s spouse

•	Siblings
•	brother
•	sister
•	step-brother
•	step-sister

•	Sibling’s spouse

If you are eligible to purchase Institutional shares as a “family member” of a Registered State Farm Agent, AFC, AFE, FSA or ZSAM and that person dies, you may no longer establish new registrations with Institutional shares.

If you are a Fund Shareowner who is unable to establish new registrations with Institutional shares, you may nevertheless maintain and add to your existing registration(s).

If you acquired your Fund shares because another shareowner transferred those shares to you and if you are otherwise ineligible to invest in Institutional shares, you will be allowed to maintain your account. However, in these circumstances, you may not add to your account and you may not establish new registrations with Institutional shares.

Registered State Farm Agents, AFCs, AFEs, FSAs, ZSAMs, and family members (defined above) who are plan sponsors, administrators, trustees, or fiduciaries of a qualified retirement plan and the participants of that plan qualify to purchase shares for that plan. Registered State Farm Agents, AFCs, AFEs, FSAs, and ZSAMs who own (greater than 10%) or participate as an officer, director, or partner in a business which sponsors a qualified retirement plan and the participants of that plan qualify to purchase shares for that plan. Family members (as defined above) of Registered State Farm Agents, AFCs, AFEs, FSAs, and ZSAMs who own a sole proprietorship which sponsors a qualified retirement plan and the participants of that plan may purchase shares for that plan. Registered State Farm Agents, AFCs, AFEs, FSAs, ZSAMs and family members of such persons who are participants in a qualified retirement plan investing in the Funds may purchase shares to fund their individual accounts under that plan, even if the entire plan does not qualify to purchase shares as described above

If you are a Fund Shareowner who is not eligible to invest in the Funds, you may maintain and add to your established registration(s), but you may not open any new registrations.

General Policies for Purchasing Shares and the Use of Telephone and the Internet to Initiate Transactions in Shares

If eligible, you may buy shares of any of the Funds by submitting a written order directly to State Farm VP Management Corp. at the address listed below, by contacting a State Farm VP Management Corp. Securities Products Representative at 1-800-447-4930 from 8:00 a.m. through 6:00 p.m. (Central Time) Monday through Friday (except holidays) or via the Internet. An interactive voice response (IVR) system provides access to most information and many transactions, 24 hours per day.

We will employ reasonable procedures to confirm that telephone and internet instructions are genuine. These procedures include recording telephone calls, requiring the use of a personal identification number for internet transactions, and sending you transaction confirmation statements. If the Manager and the Funds fail to comply with such procedures,

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SHAREHOLDER  INFORMATION continued

they may be liable for any losses due to unauthorized or fraudulent instructions. However, the Funds, the Manager and their respective officers, directors, employees and agents will not be liable for acting upon instructions given, when reasonably believed to be genuine.

During periods of volatile economic and market conditions, you may have difficulty initiating a transaction by telephone or by the internet, in which case you should consider sending in your request by letter.

Telephone Transaction Privileges are automatically established for you unless you decline these privileges on the Application. If you currently do not have the Telephone Transaction Privileges but would like to sign up for these privileges, you may complete an Investor Account Services Form. Your signature on the Investor Account Services Form must be guaranteed (see “Signature Guarantee”).

Although the Application or the Investor Account Services Form authorize the Funds and the Manager to record all telephone instructions, the Funds may not honor telephone instructions unless permission to record is confirmed by the caller. Each Fund reserves the right at any time to suspend, limit, modify or terminate Telephone Transaction Privileges, but will not do so without giving you at least 30 days’ prior written notice.

Minimum Investments

Your initial and subsequent investment in each of the Funds has to meet these minimum requirements.

Minimum Investments
Initial Investment – To open an account by check or ACH (without an AIP*)	$250 per Fund

Initial Investment – To open an account by check or ACH (with an AIP)**	$50 per Fund

Subsequent investments by check, ACH, or AIP	$50 per Fund

*AIP stands for Automatic Investment Plan.

**To open an account with the $50 minimum per fund, an AIP

of at least $50 per month you must establish and maintain

until the $250 fund minimum is met.

The above minimum investment amounts do not apply to SEP IRAs, SIMPLE IRAs or accounts held under other employer-sponsored qualified retirement plans.

Shareholder Servicing Fees

Institutional Shares of each Fund pay a shareholder servicing fee of 0.25% per year of the average daily net assets to the Manager for providing ongoing account services to shareholders. Shareholder services include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

Calculating Net Asset Value

The offering price of the shares of each Fund is its NAV. NAV is calculated by adding all of the assets of a Fund, subtracting the Fund’s liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated for each class of each Fund. We calculate the NAV of the S&P 500 Index Fund and the LifePath Funds based on the NAVs of each corresponding Master Portfolio. Each are calculated on the same day and determined as of 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.

The NAV for each Fund is determined as of the time of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed. Each Fund values its assets at their current market value when market quotations are readily available. Securities for which readily available market quotations are not available, or for those quotations deemed not to be representative of market values, are valued by a method that the Board of Trustees believes will reflect a fair value. Fair value pricing typically is used when trading for a portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation or when a portfolio security has limited liquidity resulting in no market derived price. Securities also may be fair valued as a result of significant events that occur after the close of trading in markets within which the securities trade, but before the time at which the securities are valued for NAV calculation. Examples of significant events may include government action and acts of terrorism.

The intended effect of fair value pricing is to take into consideration all significant events, including those that have occurred between the time a security last traded and the time of NAV calculation, so that the NAV of a Fund fairly and accurately represents the value of the Fund’s holdings. Fair valuation may reduce the ability of a shareholder to take advantage of a lag between a significant change in the value of the Fund’s holdings and the reflection of that change in the Fund’s NAV.

Money market securities, other than U.S. Treasury securities, that mature within 60 days or less are valued using the amortized cost method, unless the Board of Trustees determines that this does not represent fair value.

All investments by the International Equity Fund and International Index Fund are valued in U.S. dollars based on the then prevailing exchange rate. Because each of these international

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SHAREHOLDER  INFORMATION continued

funds invest in securities that are listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities owned by these Funds may change on days when you will not be able to purchase or redeem the shares. The Trust’s Board of Trustees has adopted procedures to value non-U.S. securities (“foreign securities”) held by the International Equity Fund and the International Index Fund. The procedures require foreign securities held by these two Funds to be fair valued in certain circumstances using prices provided by a third-party pricing service. The Manager fair values foreign securities held by these two Funds on valuation days when the closing prices for such securities are determined not to reflect the market value of such securities as of the time the Funds compute their NAVs. The Manager uses systematic and objective standards to determine when the closing prices of the foreign securities held by the International Equity Fund and the International Index Fund do not reflect the market value of such securities. Specific information about how the Funds value certain assets is set forth in the SAI.

Investments in a Master Portfolio are valued based on an interestholder’s proportionate ownership interest in the Master Portfolio’s aggregate net assets as next determined after an order is received in proper form. The aggregate NAV of each Master Portfolio (i.e., the value of its assets less liabilities) is determined as of 4:00 p.m. (Eastern time) on each day the NYSE is open for business. The Master Portfolio’s investments are valued each business day, typically by using available market quotations or at fair value determined in good faith by the Master Fund’s Board of Trustees. The prospectus of the Master Portfolios explains the circumstances under which the Master Portfolios will use fair value pricing and the effects of using fair value pricing.

How To Buy and Sell Shares

Persons Purchasing, Exchanging or Selling Shares Through Plan Sponsors or Administrators

Retirement plan participants should refer to materials provided by their plan sponsor or plan administrator for information on how to invest in, exchange and redeem shares of the Funds.

Plan sponsors or administrators who have made arrangements with the Trust may receive orders from their plan participants to purchase, exchange or redeem shares of the Funds, generally on each business day. That night, all orders received by that plan sponsor or plan administrator prior to 4:00 p.m. Eastern time on that day are aggregated, and the plan sponsor or plan administrator generally places a net purchase and/or redemption order(s) for shares of the Funds on the morning of the next business day. These orders are normally executed at the NAV that was computed for each Fund as of 4:00 p.m. Eastern time the previous day.

Plan sponsors and plan administrators who choose not to enter into arrangements of the type described above will need to transmit orders for receipt by the Trust prior to 4:00 p.m. Eastern time in order for those orders to be executed at the NAV computed for that day.

The Trust’s Purchase Blocking Policy described under the heading “All Other Persons Purchasing, Exchanging or Selling Shares” applies to persons purchasing or exchanging shares through plan sponsors or plan administrators.

The Trust normally will wire redemption proceeds to the plan sponsor or plan administrator on the next business day after receipt of the redemption instructions by the Trust, but in no event later than seven days following receipt of such instructions. Redemptions of more than $500,000 of a Fund’s assets during any 90-day period by one shareowner will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is paid in-kind, the redeeming shareowner may incur brokerage fees in selling the securities received.

Each Fund may suspend the right of redemption or postpone a redemption payment more than seven days during any period when (a) the NYSE is closed for other than customary weekend and holiday closings, (b) trading on the NYSE is restricted, (c) there are emergency circumstances as determined by the Securities and Exchange Commission, or (d) the Securities and Exchange Commission has by order permitted such suspension for the protection of shareowners of the Fund; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether any condition prescribed in (b) through (d) exists.

Anti-Money Laundering Compliance. The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if you are not a U.S. resident or if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing

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SHAREHOLDER  INFORMATION continued

account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above. The Manager and State Farm VP Management Corp., the Trust’s distributor, implement the Funds’ anti-money laundering program.

All Other Persons Purchasing, Exchanging or Selling Shares

The preceding discussion relates to how persons purchase, exchange and sell shares through plan sponsors and plan administrators. The following discussion relates to how all other persons purchase, exchange, and sell shares.

How To Buy Shares

In accordance with federal securities laws, orders are effected at the NAV per share next determined after receipt of the order in proper form by State Farm VP Management Corp. or its Registered Representatives. Receipt of an order in proper form means that State Farm VP Management Corp. or its Registered Representatives have received complete purchase instructions and payment for shares.

If State Farm VP Management Corp. or its Registered Representatives determine that the purchase instructions for your order are incomplete, State Farm VP Management Corp. or its Registered Representative will contact you to obtain the missing information and/or the missing documents necessary to make your purchase instructions complete. Your purchase order will not be processed until after the purchase instructions have been made complete and payment for the shares has been received.

All checks should be made payable to State Farm Mutual Funds. Third-party checks will not be accepted. All payments must be in U.S. dollars and must be drawn only on U.S. banks. The Funds reserve the right to reject any purchase order.

Purchase Blocking Policy. The Funds reserve the right to reject any purchase order for any reason. The Funds are not designed to serve as a vehicle for frequent trading, including frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Funds have determined could involve actual or potential harm to a Fund, may be rejected. Frequent trading of Fund shares may lead to increased costs to the Fund and less efficient management of the Fund’s portfolio, resulting in dilution of the value of the shares held by long term shareholders.

The Trust’s Board of Trustees has approved policies and procedures with respect to frequent purchases and redemptions of Fund shares. Under the Trust’s “Purchase Blocking Policy,” any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $2,500 or more from a Fund (other than the Money Market Fund) will be precluded from investing in that Fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. The Funds will work with intermediaries to develop such procedures or other procedures that the Funds determine are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or one that achieves the objective of this policy.

Under the Funds’ purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	Systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase

•	Employer sponsored retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan record keeper’s system

•

Purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Notwithstanding the Funds’ purchase blocking policy, all transactions in Fund shares remain subject to the Funds’ right to restrict potentially abusive trading generally (including the types of transaction described above that will not be prevented or trigger a purchase block under the policy). For instance, each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund.

Anti-Money Laundering Compliance. The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if you are not a U.S. resident or if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer

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an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above. The Manager and State Farm VP Management Corp., the Trust’s distributor, implement the Funds’ anti-money laundering program.

Opening and Adding to an Account

By Writing to the Manager. To open a new account in writing, complete and sign the Application and mail it to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548, together with a check made payable to “State Farm Mutual Funds” or a properly completed ACH authorization to debit the account for the minimum initial investment. Send Express Overnight mail to: State Farm Mutual Funds, 330 W. 9th Street, Kansas City, Missouri 64105. You may obtain an Application by calling the State Farm VP Management Corp. call center at 1-800-447-4930. You may make subsequent investments at any time by mailing a check to the Manager, payable to State Farm Mutual Funds, along with the detachable investment slip found at the top of your confirmation statement. You may also send a letter of instruction indicating your account registration, account number and the Fund name.

By Telephone. With the Telephone Investment Privilege, you can purchase additional Fund shares by having the Fund make an electronic withdrawal from your predesignated bank account. You can establish or change bank instructions on an existing account by mail or fax as long as the bank account and mutual fund account owner(s) are the same and a voided check is submitted. If the bank account owner and mutual fund account owner(s) are different, mail a written request signed by each shareholder and with at least one bank account owner’s signature guaranteed as described in the prospectus under “Signature Guaranteed” along with a voided check to: State Farm Mutual Funds, PO Box 219548, Kansas City, MO 64121-9548.

Further documentation may be required for corporations, partnerships, trusts and other entities. To make a telephone investment, call 1-800-447-4930.

By the Internet. Visit our web site at www.statefarm.com™, and click on the “Mutual Funds” link. If you would like to open an account, print and complete the Application and mail it along with your personal check or an ACH authorization to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548. If you would like to add to your account that has already been established, follow the instructions presented on the screen.

By Automatic Investing. The automatic investment plan allows you to make recurring investments in a Fund through automatic transfers from your bank account. To sign up, complete the appropriate section of the Application or get an Investor Account Services Form by calling 1-800-447-4930. You can make periodic investments of $50 or more by authorizing a Fund to withdraw funds from your bank or credit union account. Until you meet the $250 initial investment minimum per fund, a monthly $50 per fund investment is required. There is no charge to participate in the automatic investment plan. You can stop the withdrawals at any time by notifying your State Farm VP Management Corp., by writing the Manager, or by contacting a Securities Products Representative at 1-800-447-4930.

General Policies On Buying Shares

•	Your purchase order must be received by 4:00 p.m., Eastern Time to get that day’s NAV.

•

All checks must be payable in U.S. dollars, drawn on a U.S. bank and made payable to “State Farm Mutual Funds” (not State Farm VP Management Corp.). Cash, third party checks, credit cards and debit cards are not acceptable forms of payment. State Farm VP Management Corp. reserves the right to reject a purchase request.

•

Unless you instruct otherwise, all of your income dividends and capital gain distributions will be reinvested in your account. In the case of all accounts except for tax-qualified accounts, you may at any time request in writing, by calling 1-800-447-4930, or by visiting our website at www.statefarm.com™ to have your income dividends and capital gain distributions paid to you in cash. You cannot elect to receive a check for an income dividend and/or a capital gain distribution if the amount payable is less than $10.

•	Stock certificates will not be issued.

•

The Manager will send to you by mail a confirmation of each transaction, other than purchases by the automatic investment plan method. You will receive confirmation of your purchases by the automatic investment plan method promptly after the end of each calendar quarter.

•

Persons who own Fund shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by their plan sponsor or administrator for any additional information related to buying shares.

•

Each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund. No order to purchase shares is binding on a Fund until it has been confirmed in writing and the Fund has received payment.

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•

You are required by federal regulations to certify your taxpayer identification or Social Security number when opening your account. Failure to provide an identification number could subject you to backup withholding on any distributions, redemptions, or disbursements from your account. Further, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.

Inquiring About Transactions

You should review your confirmation statements thoroughly when received. The Manager employs reasonable procedures to ensure the proper and accurate processing of all transactions. In the event a transaction occurs in your account in error, you must notify the Manager via telephone or in writing within 30 days of receipt of your quarterly account statement of such error.

How To Exchange Shares

You may exchange your shares for shares of another Fund as follows:

In Writing. A written exchange request must be signed by all of the owners of the account, must be sent to the Manager, and must clearly indicate your account number, account registration and the Fund names and the number of shares or the dollar amount you wish to exchange. Send your request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548.

By Telephone. With the Telephone Exchange Privilege, you may call the Manager and request an exchange. You must identify the existing account by giving the Fund’s name, registration of the account and account number, and must specify the dollar amount or number of shares to be exchanged and the Fund to which the exchange should be made.

By the Internet. You can exchange shares of one Fund for another through our web site at www.statefarm.com™. Just click on the “Mutual Funds” link at that site and follow the instructions presented on the screen.

General Policies on Exchanging Shares

Exchange Limitations.

Because excessive exchanges can disrupt management of a Fund and increase the Fund’s cost for all shareowners, the Trust places certain limits on the exchange privilege through the Purchase Blocking Policy. See the section of this prospectus on “How to Buy Shares.”

•	The Funds have the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with exchange policies.

•

The Manager reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. An exchange request can be rejected because of the timing or amount of the investment or because of a history of excessive trading by the investor.

•

An exchange will be effective on the day your request is received, if it is received by State Farm VP Management Corp. before the Funds calculate their NAVs on that day; a request received after the time the NAV is calculated will be effective at the next calculated NAV. All Funds calculate their NAVs as of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern Time) each day the NYSE is open for business.

•	You have to meet the minimum investment requirements of the Fund into which you are exchanging.

•	There is no charge for exchanges.

•

The Funds may refuse any exchange purchase if: (1) the Manager believes the Fund would be harmed or unable to invest effectively; or (2) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

•	An exchange is a sale of shares from one Fund and the purchase of shares of another Fund for federal income tax purposes, which may produce a taxable gain or loss in a taxable account.

•	Before making an exchange please read the description of the Fund to be purchased.

•	The Trust may terminate or modify the exchange program at any time, but the Trust will seek to give shareholders at least 60 days notice prior to such change.

How To Redeem Fund Shares

You may redeem shares of any of the Funds by contacting State Farm VP Management Corp., by sending a written request, by telephone, by using our systematic withdrawal program, or by exchanging into another Fund.

In Writing. You may redeem all or any portion of your shares by sending a written request to the Manager:

State Farm Mutual Funds

P.O. Box 219548

Kansas City, Missouri 64121-9548

Your redemption request must clearly identify the exact name in which your account is registered, your account number, the Fund name and the number of shares or dollar amount you wish to redeem.

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SHAREHOLDER  INFORMATION continued

The shareowner of record must sign the redemption request including each joint holder of a joint account. The Fund reserves the right to require further documentation in order to verify the authority of the person seeking to redeem. If you request a redemption of more than $100,000, your signature must be guaranteed as described under “Signature Guarantee.”

Redemption proceeds you request in writing normally will be sent by check to your address of record. If you give specific instructions in your written redemption request, and your signature is guaranteed as described under “Signature Guarantee,” you may have the proceeds sent to another payee or to an address other than the address of record. If you request expedited delivery of the redemption proceeds, a fee of $15.00 will be deducted from your redemption proceeds.

By Telephone. With the Telephone Redemption Privilege, you can redeem shares by calling 1-800-447-4930. You may redeem shares by telephone up to and including $100,000 if the proceeds are to be sent to the address of record, or you may redeem up to the entire value of your account if the proceeds are to be electronically transferred to a predesignated bank account.

By The Internet. Visit our website at www.statefarm.com™, click on the “Mutual Funds” link, and follow the instructions presented on the screen.

Systematic Withdrawal Program. If you own $5,000 or more of a Fund’s shares at NAV, you may have a specified dollar amount of $100 on greater withdrawn from your account, payable to you or to another designated payee on a monthly, quarterly, semiannual or annual basis. You designate the day during the chosen period that you would like the shares to be redeemed. If the day selected for your systematic withdrawal plan falls on a non-business day, the transaction will be processed on the previous business day unless the day selected falls on the first day of the period. Under these circumstances it will be processed the following business day.

Example 1: If you choose to have your withdrawal on the tenth of each month and the tenth falls on a Saturday during a particular month, the transaction will be processed on the ninth.

Example 2: If you choose to have your withdrawal on the first of each month and the first falls on a Saturday during a particular month, the transaction will be processed on the third since this would be the first business day during that period.

To redeem shares through a systematic withdrawal plan, contact your State Farm VP Management Corp. Registered Representative for instruction or complete an Investor Account Services Form for shares held in a taxable account or a Distribution Request Form for shares held in a tax-qualified account. You can obtain copies of these forms by calling 1-800-447-4930. Once you have established a redemption program through a systematic withdrawal plan, you can change the amount, the frequency, or the payment date of the systematic withdrawal by calling 1-800-447-4930, if you have Telephone Redemption Privileges.

You should not purchase additional shares of a Fund at the same time you are participating in the systematic withdrawal plan because the withdrawal will be a taxable redemption and may produce taxable gain or loss. The Trust reserves the right to amend the systematic withdrawal program on 30 days’ notice. The program may be terminated at any time by the Trust.

General Redemption Policies

•	Each Fund will redeem shares at the Fund’s NAV next determined after receipt by the Fund of a proper request for redemption.

•

A Fund generally will redeem shares in cash (by check) or electronic transfers. Redemptions of more than $500,000 of a Fund’s assets during any 90-day period by one shareowner will normally be paid in cash, but may be paid in whole or in part by a distribution in-kind of securities. A shareholder who receives securities in an in-kind distribution from a Fund will be subject to market risk while holding those securities and may incur income tax liability upon selling the securities received in the in-kind distribution. If a redemption is paid in-kind, the redeeming shareowner may incur brokerage fees in selling the securities received.

•

Persons who own Fund shares through a qualified retirement plan such as a 401(k) plan should refer to documents provided by their plan sponsor or administrator for any additional information related to redeeming shares.

•

Payment for shares redeemed will be mailed to the shareowner(s) address of record or electronically transferred to the shareowner’s predesignated bank account within seven days after the Fund receives a redemption request, in writing, by the internet, or by telephone, in proper form.

•

If you try to redeem shares paid for by check or electronic transfer soon after they have been purchased, the Fund may delay sending the redemption proceeds until it can verify that payment of the purchase price for the shares has been, or will be, collected. The Fund will employ reasonable verification measures. A Fund will not delay paying redemption proceeds under this policy beyond a period

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SHAREHOLDER  INFORMATION continued

that ends fifteen days after you purchased the shares that are being redeemed.

•

Each Fund may suspend the right of redemption or postpone a redemption payment more than seven days during any period when (a) the NYSE is closed for other than customary weekend and holiday closings, (b) trading on the NYSE is restricted as determined by the Securities and Exchange Commission, (c) there are emergency circumstances as determined by the Securities and Exchange Commission, or (d) the Securities and Exchange Commission has by order permitted such suspension for the protection of shareowners of the Fund; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether any condition prescribed in (b) through (d) exists.

•

Once the Manager has received and accepted your redemption request, you may not cancel or revoke it. We cannot accept a redemption request that specifies a particular date or price or any other conditions.

•

Redemption proceeds you request in writing normally will be sent by check to your address of record. If you give specific instructions in your written redemption request, and your signature is guaranteed as described under “Signature Guarantee,” you may have the redemption proceeds sent to another payee or to an address other than the address of record. If you request expedited delivery of the redemption proceeds, a fee of $15.00 will be deducted from your redemption proceeds.

•

You may change your address of record by calling 1-800-447-4930, visiting your State Farm VP Management Corp. Registered Representative, or by sending a written request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, MO 64121-9548. If you request an address change, redemption proceeds will be sent to the former address during the fifteen day period after the Manager receives your request unless the redemption request is in writing and accompanied by a signature guarantee for each registered owner.

•	For IRA withdrawals a shareholder should complete the Distribution Request Form which can be obtained by calling 1-800-447-4930 or by visiting our website at www.statefarm.com™.

•

If you request, redemption proceeds will be sent electronically to your predesignated bank account. The electronic transfer will be completed either through the ACH method or through the wire transfer method, whichever you choose. With the ACH method the redemption proceeds will usually be deposited in your predesignated bank account within two or three business days after the processing of the redemption request. With the wire transfer method, the redemption proceeds will usually be deposited in your predesignated bank account on the next business day after the receipt of the redemption request. If you choose electronic deposit of your proceeds using the wire transfer method, the Manager will charge you a $15.00 fee, and this fee will be subtracted from your redemption proceeds. There currently is no charge for electronic transfer of redemption proceeds using the ACH method. Your bank may charge additional fees for electronic transfers you initiate. The wire transfer method is not available to shareowners participating in the systematic withdrawal program. You can establish or change bank instructions on an existing account by mail or fax as long as the bank account and mutual fund account owner(s) are the same and a voided check is submitted. If the bank account owner and mutual fund account owner(s) are different, mail a written request signed by each shareholder and with at least one bank account owner’s signature guaranteed as described in the prospectus under “Signature Guaranteed” along with a voided check to: State Farm Mutual Funds, PO Box 219548, Kansas City, MO 64121-9548.

Further documentation may be required for corporations, partnerships, trusts and other entities.

•	Redemptions may be restricted in the event of bankruptcy proceedings or other legal proceedings involving the shareowner.

Policies for Low Balance Accounts

The following policies apply to any shareowner who meets the below conditions:

•

If the balance in any of your accounts (other than a Traditional IRA, Roth IRA, Coverdell Education Savings Account, Archer Medical Savings Account, SEP IRA, SIMPLE IRA, Tax Sheltered Accounts under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) falls below $250 at the close of business on the second business day of November, the Fund may redeem the shares in such account (with such redemption to occur on the same business day in November), send the proceeds to you at your address of record and close your account. This does not apply to accounts that as of the second business day of November have been open for less than 12 months. Accounts closed under this policy may be reopened with an initial investment of $250 per Fund. The Manager may waive redemption and closure of an account under this policy, in its discretion.

•	Because servicing smaller accounts is very expensive, if the balance in any of your accounts falls below $5,000

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SHAREHOLDER  INFORMATION continued

at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), through redemptions or any other reason, each of your accounts (other than SEP IRAs, SIMPLE IRAs, Archer Medical Savings Accounts, Tax Sheltered Accounts under §403(b)(7) of the Internal Revenue Code or accounts held under other employer-sponsored qualified retirement plans) with a balance below $5,000 will be charged an account fee of $10.00 for the quarter. We will deduct the account fee from the account on the second business day of the last month of the calendar quarter. The account fee will not apply to accounts that as of the second business day of the last month of the calendar quarter were open for less than 12 months. The Manager may waive this fee, in its discretion and, if not waived, the fee will be retained by the Manager.

Signature Guarantee

A signature guarantee is a written representation, signed by an officer or authorized employee of the guarantor, that the signature of the shareowner is genuine. The guarantor must be an institution authorized to guarantee signatures by applicable state law. Such institutions include banks, broker-dealers, savings and loan associations and credit unions. A notary public cannot provide a signature guarantee.

The signature guarantee is required:

•

on the written request for redemption that exceeds $100,000, which clearly identifies the exact name in which the account is registered, the account number, the Fund name and the number of shares or the dollar amount to be redeemed

•

on a separate “stock power,” an instrument of assignment which should specify the total number of shares to be exchanged or redeemed (this stock power may be obtained from most banks and stock brokers)

•	if you request that a redemption check be made payable to anyone other than the shareholder of record, that request must be signed and accompanied by a signature guarantee of the registered owner

•

if you request to transfer Fund shares from an existing account to another account which does not have identical owners (i.e., transferring shares from an account owned by John & Mary Doe to an account owned by Mary Doe), that request must be signed and accompanied by a signature guarantee of each registered owner of the account from which shares are being transferred

•	if you request that a redemption check be mailed to an address other than the address of record, that request must be signed and accompanied by a signature guarantee of the registered owner

•	on the Investor Account Services Form used to establish Telephone Redemption and/or Exchange Privilege(s)

•

when adding or changing bank instructions, if the bank account owner(s) is (are) different than the Mutual Fund account owners(s), one bank account owner must sign and have his/her signature guaranteed

The Funds will waive the requirement for a signature guarantee if:

•

You are requesting to transfer assets held in a State Farm Traditional IRA, Roth IRA, or Coverdell Education Savings Account to another custodian that is a member of the National Securities Clearing Corporation (“NSCC”) and subscribes to NSCC’s transfer of retirement asset service

•	A State Farm VP Management Corp. Registered Representative who sells Fund shares certifies that your signature is genuine

•

You request to redeem shares in your account and reinvest the proceeds into a product sold by State Farm VP Management Corp. or into a product sponsored by a company that controls, is controlled by or is under common control with State Farm VP Management Corp. For this exception to apply, the product into which you are reinvesting redemption proceeds must have an account registration identical to the registration of your Fund account

Excessive Trading/Market Timing

The Manager believes that the Funds are appropriate for a long term investment by a shareholder who can accommodate short-term price volatility. The Funds may also be appropriate as a diversifier of other investments. The Funds are not an appropriate investment for short-term investors who desire to trade the Funds frequently in anticipation of, or reaction to, short term market price movement.

An investment strategy some investors follow is commonly referred to as market timing. The Trust defines market timing as transacting into or between mutual funds on a frequent, short term basis, in anticipation of short term movements of share prices within those mutual funds. This is not an investment strategy supported by the Trust. The Trust does not accommodate shareholders who want to engage in market

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SHAREHOLDER  INFORMATION continued

timing. The Trust attempts to identify and discourage market timing. Do not invest with the Trust if you desire to follow a market timing strategy.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be more susceptible to a time zone arbitrage strategy in which an investor seeks to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market, but prior to the pricing of the Fund’s shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to engaging in a time zone arbitrage strategy).

The Trust attempts to identify and discourage market timing because of the possible risks frequent purchases and redemptions present to shareholders and the portfolio management of the Funds. Market timing risks include the dilution in value of Fund shares held by the Fund’s other shareholders; interference with the efficient management of the Fund’s portfolio; and increased administrative costs for all Fund shareholders. The Board of Trustees for the Trust has adopted the following policies and procedures to discourage market timing:

•	Each Fund reserves the right to reject any purchase request, including exchanges from other Funds. A purchase request could be rejected due to its timing, amount or history of trading.

•

All Funds except the Money Market Fund restrict certain purchases that follow share redemptions. For further details, see the “Purchase Blocking Policy” section of “How to Buy Shares” in this prospectus.

There is no guarantee that the Funds will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. We apply our market timing policies and procedures, including any and all restrictions, to all investors without special arrangement, waiver or exception. Because we cannot guarantee that our market timing policies and procedures will detect every market timer, investors bear the risk that frequent exchange or transfer activity may occur, resulting in dilution of the value of Fund shares, interference with efficient management of the Funds’ portfolios, and increases in brokerage and administrative costs to the Funds.

Certain shares of the Trust are held in omnibus accounts. When held in omnibus accounts, Trust shares are held in the name of an intermediary, such as a qualified retirement plan, on behalf of multiple beneficial owners, such as plan participants. With respect to Trust shares held in some omnibus accounts, the Trust is not able to identify trading by particular beneficial owners, which makes it difficult or impossible for the Trust to determine if a particular beneficial owner is engaged in frequent trading. The techniques used by the Trust and its intermediaries are not anticipated to identify all frequent trading by beneficial owners of Trust shares held in omnibus accounts. Therefore, the Trust’s market timing restrictions will not apply to all shares held in omnibus accounts.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures regarding the disclosure of each Fund’s portfolio securities is available in the SAI.

Arbitration Agreement

Your account application may include an arbitration agreement. If so, the following is the terms of that agreement.

This agreement contains a pre-dispute arbitration clause. By signing an arbitration agreement the parties agree as follows:

1.	All parties to this agreement are giving up the right to sue each other in court, including the right to a trial by jury, except as provided by the rules of the arbitration forum in which a claim is filed.

2.	Arbitration awards are generally final and binding; a party’s ability to have a court reverse or modify an arbitration award is very limited.

3.	The ability of the parties to obtain documents, witness statements, and other discovery is generally more limited in arbitration than in court proceedings.

4.	The arbitrators do not have to explain the reason(s) for their award.

5.	The panel of arbitrators will typically include a minority of arbitrators who were or are affiliated with the securities industry.

6.	The rules of some arbitration forums may impose time limits for bringing a claim in arbitration. In some cases, a claim that is ineligible for arbitration may be brought in court.

7.	The rules of the arbitration forum in which the claim is filed, and any amendments thereto, shall be incorporated in this agreement.

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SHAREHOLDER  INFORMATION continued

Arbitration Agreement: I agree to arbitrate any dispute, claim or controversy that may arise between me and State Farm VP Management Corp., its parents and affiliates, and their officers, directors, employees, agents, independent contractor agents and independent contractor agents’ employees relating to this account or in any way arising from my relationship with State Farm VP Management Corp. Such arbitration will be conducted before and according to the arbitration rules of the National Association of Securities Dealers, Inc. (NASD) or its successor. Any arbitration award shall be final and binding and judgment on it may be entered in any court having jurisdiction.

No person shall bring a putative or certified class action arbitration, nor seek to enforce any pre-dispute arbitration agreement against any person who has initiated in court a putative class action; or who is a member of a putative class who has not opted out of the class with respect to any claims encompassed by the putative class action until (i) the class certification is denied; or (ii) the class is decertified; or (iii) the customer is excluded from the class by the court. Such forbearance to enforce an agreement to arbitrate shall not constitute a waiver of any rights under the agreement except to the extent stated herein.

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SHARED DELIVERY

Shared Delivery of Prospectus and Fund Reports. The rules governing mutual funds require each of the Funds semiannually to furnish to its shareowners a report containing that Fund’s financial statements and the Funds generally send each new prospectus to all shareowners. The Funds also send proxy statements to shareowners whenever there is a shareowners’ meeting. Except in the case of certain employer- sponsored retirement plans, each Fund intends to send one copy of each report, prospectus and proxy statement to an address shared by more than one shareowner (commonly referred to as “householding” delivery). By signing the Account Application, you consent to the “householded” delivery of the reports, prospectuses and proxy statements unless and until you revoke your consent by notifying the Fund as set forth below.

Revocation of Shared Delivery. If you want to receive an individual copy (rather than a shared or “householded” copy) of a Fund’s report, prospectus or proxy statement contact the Manager to request individual delivery by writing to State Farm Investment Management Corp., P.O. Box 219548, Kansas City, Missouri 64121-9548 or by telephone at 1-800-447-4930. You may revoke your consent at any time. The Fund will commence sending individual copies within 30 days after it receives notice that you have revoked your consent.

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DIVIDENDS,

DISTRIBUTIONS

AND TAXES

Each Fund intends to distribute substantially all of its net investment income and any net capital gain realized from sales of its portfolio securities.

The Equity Fund, Equity Index Funds, Small/Mid Cap Equity Fund, Equity and Bond Fund, International Equity Fund and the LifePath Funds declare and pay dividends and capital gain distributions, if any, at least annually.

The Bond Fund and the Money Market Fund declare dividends daily and pay dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are generally paid annually.

If the Manager has not received payment for your purchase of shares of the Bond Fund and the Money Market Fund, you will not be credited with any declared daily dividend until the day on which the Manager receives the payment. The Manager receives payment for your purchase of shares upon receipt of your check or ACH authorization. If you purchased the Fund shares at the office of a State Farm VP Management Corp. Registered Representative, it may take several days for the Manager to receive your check or your ACH authorization.

All dividends and capital gain distributions from a Fund are automatically reinvested in shares of that Fund on the reinvestment date, unless you previously have elected to receive dividends and distributions in cash.

Dividends and distributions from any Fund may be automatically invested in an existing, identically registered account in any other Fund of the same share class at NAV. This service is only available for non-retirement accounts. You may elect this option on your account application or by contacting your State Farm VP Management Corp. Registered Representative.

Taxes on Distributions. Distributions from each Fund are generally subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the United States, your distributions may also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares.

For federal tax purposes, a Fund’s income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains, no matter how long you have held your Fund shares.

Dividends declared in October, November, or December that are paid to you by the end of the following January are taxable to you as if they were received in the year they are declared.

If you are an individual and you meet certain holding period requirements with respect to your Fund shares, “qualified dividend income” distributed to you by a Fund may also be eligible for taxation at long-term capital gain rates.

Every January, the Funds will send you and the Internal Revenue Service (“IRS”) a statement called Form 1099 showing the sources and amounts of taxable distributions you received in the previous calendar year.

Foreign Taxes. A Fund may receive income from sources in foreign countries, and that income may be subject to foreign taxes at its source. If your Fund pays non-refundable taxes to foreign governments during the year, those taxes will reduce that Fund’s dividend. You may be able to claim a credit or deduction on your tax return for your share of foreign taxes paid by a Fund for a particular year if more than 50% of its total assets consists of stock or securities in foreign corporations and the Fund makes a special tax election for such year whereby each of its shareholders includes in his gross income and treats as paid by him his proportionate share of such foreign taxes. It is expected that only International Equity Fund and International Index Fund may qualify for this election. If a Fund makes this election, we will send you detailed information about the foreign tax credit or deduction for that year.

Taxes on Transactions. A redemption is a sale for federal income tax purposes. Your redemption proceeds may be more or less than your cost basis depending upon the NAV at the time of the redemption and, as a result, you may realize a capital gain or loss. Gain or loss is computed on the difference between the amount you receive in exchange for the shares redeemed and their basis.

An exchange of any Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares at their fair market value and any gain on the transaction may be subject to federal income tax.

Whenever you sell shares of a Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January. Also in January, the Funds will send you and the IRS a statement called Form 1099 showing the sources and gross proceeds of any taxable sales or exchanges from the previous year. This will help you or your tax preparer to determine the tax consequences of each redemption. However, be sure to keep your regular account statements; their information will be essential in calculating the amount of your capital gains or losses.

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DIVIDENDS,  DISTRIBUTIONS  AND  TAXES continued

Taxes for Tax-Qualified Accounts. Participants who own Fund shares in tax-qualified accounts will not be subject to federal income taxes on either dividends or capital gain distributions paid by the Funds to the accounts. Instead, participants who own Fund shares in tax-qualified accounts may be taxed when they begin taking distributions from their accounts. Depending on the type of tax-qualified account, there are various restrictions on eligibility, contributions and withdrawals. You should consult with a tax professional on the specific rules governing your own situation.

This prospectus provides general tax information only. It is not intended as tax advice applicable to your own personal situation. You should consult your own tax advisor for information about a Fund’s tax consequences that is specific to you.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from financial statements that have been audited by Ernst & Young LLP, whose report, along with each Fund’s financial statements, is included in the December 31, 2008 annual report. The annual report may be obtained from the Funds upon request without charge.

(For a share outstanding throughout each period):

Equity Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Institutional Shares
Year ended 12/31/2008	$7.54	$0.13	$(3.24)	$(3.11)	$(0.13)	$(0.01)	$(0.14)
Year ended 12/31/2007	8.78	0.17	(0.72)	(0.55)	(0.17)	(0.52)	(0.69)
Year ended 12/31/2006	8.00	0.13	1.16	1.29	(0.13)	(0.38)	(0.51)
Year ended 12/31/2005	8.34	0.12	0.49	0.61	(0.12)	(0.83)	(0.95)
Year ended 12/31/2004	7.81	0.13	0.52	0.65	(0.12)	—	(0.12)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year.
(c)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

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		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c)	Net investment income (loss)	Expenses (c)	Net investment income (loss)	Portfolio turnover rate

$4.29	(41.28)%	$91.2	0.94%	2.06%	0.94%	2.06%	143%
7.54	(6.36)	126.0	0.92	1.93	0.92	1.93	46
8.78	16.20	144.6	0.92	1.51	0.92	1.51	42
8.00	7.15	128.4	0.88	1.38	0.89	1.37	90
8.34	8.34	114.4	0.68	1.62	0.68	1.62	2

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FINANCIAL  HIGHLIGHTS continued

(For a share outstanding throughout each period):

Small/Mid Cap Equity Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Institutional Shares
Year ended 12/31/2008	$10.97	$(0.01)	$(5.02)	$(5.03)	$—	$(0.05)	$(0.05)
Year ended 12/31/2007	10.83	(0.03)	1.73	1.70	—	(1.56)	(1.56)
Year ended 12/31/2006	10.25	(0.03)	1.54	1.51	—	(0.93)	(0.93)
Year ended 12/31/2005	10.55	(0.01)	0.21	0.20	—	(0.50)	(0.50)
Year ended 12/31/2004	9.90	0.01	0.64	0.65	—	—	—

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year.
(c)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

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		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c)	Net investment income (loss)	Expenses (c)	Net investment income (loss)	Portfolio turnover rate

$5.89	(45.80)%	$14.0	1.15%	(0.11)%	1.20%	(0.16)%	99%
10.97	15.62	23.6	1.15	(0.22)	1.19	(0.26)	98
10.83	14.84	15.7	1.15	(0.32)	1.20	(0.37)	155
10.25	1.83	13.5	1.07	(0.07)	1.18	(0.18)	61
10.55	6.57	11.8	0.90	0.11	0.95	0.06	37

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FINANCIAL  HIGHLIGHTS continued

(For a share outstanding throughout each period):

International Equity Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Institutional Shares
Year ended 12/31/2008	$12.81	$0.19	$(6.20)	$(6.01)	$—	$(0.21)	$(0.21)
Year ended 12/31/2007	12.45	0.13	1.27	1.40	(0.18)	(0.86)	(1.04)
Year ended 12/31/2006	10.68	0.15	1.85	2.00	(0.23)	—	(0.23)
Year ended 12/31/2005	9.31	0.10	1.44	1.54	(0.17)	—	(0.17)
Year ended 12/31/2004	8.35	0.08	0.99	1.07	(0.11)	—	(0.11)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year.
(c)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.
(d)	Based upon NAV of $12.45 for Institutional shares as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $12.48, which caused the total return for the year ended December 31, 2006 to be equivalent to 19.04%.

84

			Ratios/supplemental data
				Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (b)		Net assets, end of period (millions)	Expenses (c)	Net investment income (loss)	Expenses (c)	Net investment income (loss)	Portfolio turnover rate

$6.59	(46.91)%		$8.2	1.25%	1.83%	1.42%	1.66%	154%
12.81	10.91		14.7	1.25	0.96	1.35	0.86	52
12.45	18.76	(d)	11.9	1.25	1.26	1.37	1.14	30
10.68	16.57		9.3	1.17	1.09	1.41	0.85	27
9.31	12.78		6.3	1.00	0.96	1.18	0.78	22

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FINANCIAL  HIGHLIGHTS continued

(For a share outstanding throughout each period):

S&P 500 Index Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Institutional Shares
Year ended 12/31/2008	$11.12	$0.17	$(4.34)	$(4.17)	$(0.18)	$(0.01)	$(0.19)
Year ended 12/31/2007	10.79	0.17	0.37	0.54	(0.17)	(0.04)	(0.21)
Year ended 12/31/2006	9.49	0.15	1.29	1.44	(0.14)	—	(0.14)
Year ended 12/31/2005	9.21	0.13	0.28	0.41	(0.13)	—	(0.13)
Year ended 12/31/2004	8.45	0.16	0.74	0.90	(0.14)	—	(0.14)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The net amounts and ratios reflect BFA’s expense credit for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s expense credit, were 0.05% and 2.32%, respectively, for the year ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return is not annualized for periods that are less than a full year.
(d)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.
(e)	The ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The net amounts and ratios do not reflect BFA’s expense (beginning in 2006) credit for the Master Portfolio. The expense and net investment income ratios for the Master Portfolio, excluding BFA’s expense credit, were 0.05% and 2.32%, respectively, for the year ended December 31, 2008.
(f)	Amount represents the portfolio turnover rate of the Master Portfolio.
(g)	The portfolio turnover rate previously reported as 14% has been revised to reflect the correct portfolio turnover rate of the Master Portfolio.

86

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers		Average Net Asset ratios absent expense limitations and expense waivers

Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d)	Net investment income (a)	Expenses (d) (e)	Net investment income (loss) (e)	Portfolio turnover rate (f)

$6.76	(37.39)%	$41.9	0.54%	1.86%	0.54%	1.86%	8%
11.12	4.99	74.2	0.53	1.52	0.53	1.52	7
10.79	15.21	66.4	0.53	1.46	0.53	1.46	14
9.49	4.38	53.0	0.48	1.42	0.50	1.40	10	(g)
9.21	10.59	40.4	0.30	1.79	0.30	1.79	14

87

FINANCIAL  HIGHLIGHTS continued

(For a share outstanding throughout each period):

Small Cap Index Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Institutional Shares
Year ended 12/31/2008	$13.06	$0.09	$(4.63)	$(4.54)	$(0.07)	$(0.75)	$(0.82)
Year ended 12/31/2007	14.33	0.13	(0.46)	(0.33)	(0.12)	(0.82)	(0.94)
Year ended 12/31/2006	13.25	0.09	2.22	2.31	(0.07)	(1.16)	(1.23)
Year ended 12/31/2005	13.44	0.10	0.43	0.53	(0.05)	(0.67)	(0.72)
Year ended 12/31/2004	11.80	0.11	2.00	2.11	(0.08)	(0.39)	(0.47)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Portfolio through September 9, 2005.
(c)	Total return is not annualized for periods that are less than a full year.
(d)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.
(e)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the Small Cap Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 19%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.

88

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d)	Net investment income (loss) (b)	Expenses (b) (d)	Net investment income (loss) (b)	Portfolio turnover rate (e)

$7.70	(34.35)%	$28.9	0.70%	0.81%	0.75%	0.76%	20%
13.06	(2.34)	42.7	0.70	0.90	0.73	0.87	18
14.33	17.36	43.6	0.70	0.61	0.72	0.59	27
13.25	3.89	31.2	0.63	0.73	0.69	0.67	3
13.44	17.84	23.7	0.45	0.92	0.47	0.90	20

89

FINANCIAL  HIGHLIGHTS continued

(For a share outstanding throughout each period):

International Index Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions

Institutional Shares
Year ended 12/31/2008	$14.70	$0.33	$(6.57)	$(6.24)	$(0.22)	$—	$(0.22)
Year ended 12/31/2007	13.85	0.30	1.11	1.41	(0.36)	(0.20)	(0.56)
Year ended 12/31/2006	11.46	0.25	2.59	2.84	(0.31)	(0.14)	(0.45)
Year ended 12/31/2005	10.33	0.20	1.15	1.35	(0.22)	—	(0.22)
Year ended 12/31/2004	8.75	0.17	1.56	1.73	(0.15)	—	(0.15)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Portfolio through September 9, 2005.
(b)	Average shares outstanding for the period were used to calculate net investment income per share.
(c)	Total return is not annualized for periods that are less than a full year.
(d)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.
(e)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the International Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 4%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.
(f)	Based upon NAV of $13.85 for Institutional shares as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the NAV was $13.88, which caused the total return for the year ended December 31, 2006 to be equivalent to 24.99%.

90

			Ratios/supplemental data
				Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (c)		Net assets, end of period (millions)	Expenses (a) (d)	Net investment income (a)	Expenses (a) (d)	Net investment income (loss) (a)	Portfolio turnover rate (e)

$8.24	(42.38)%		$24.9	0.90%	2.75%	1.03%	2.62%	8%
14.70	9.93		42.7	0.90	1.99	1.03	1.86	2
13.85	24.72	(f)	33.2	0.90	1.95	1.06	1.79	8
11.46	13.02		19.1	0.83	1.86	0.96	1.73	1
10.33	19.81		11.8	0.65	1.86	0.71	1.80	39

91

FINANCIAL  HIGHLIGHTS continued

(For a share outstanding throughout each period):

Equity and Bond Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (b)	Total distributions

Institutional Shares
Year ended 12/31/2008	$9.33	$0.28	$(2.64)	$(2.36)	$(0.28)	$(0.36)	$(0.64)
Year ended 12/31/2007	10.00	0.31	(0.41)	(0.10)	(0.31)	(0.26)	(0.57)
Year ended 12/31/2006	9.71	0.27	0.83	1.10	(0.26)	(0.55)	(0.81)
Year ended 12/31/2005	9.47	0.25	0.15	0.40	(0.16)	—	(0.16)
Year ended 12/31/2004	9.10	0.25	0.36	0.61	(0.24)	—	(0.24)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year.
(c)	The expense ratios for the Institutional shares include the effect of the decreased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.
(d)	Expense ratios relate to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

92

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income	Expenses (d) (e)	Net investment income	Portfolio turnover rate

$6.33	(25.40)%	$9.0	0.00%	3.34%	0.09%	3.25%	16%
9.33	(1.12)	11.4	0.00	3.01	0.09	2.92	1
10.00	11.38	10.9	0.00	2.66	0.17	2.49	1
9.71	5.14	9.0	0.00	2.59	0.14	2.45	1
9.47	6.77	6.8	0.00	2.75	0.09	2.66	1

93

FINANCIAL  HIGHLIGHTS continued

(For a share outstanding throughout each period):

Bond Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Institutional Shares
Year ended 12/31/2008	$10.51	$0.49	$(0.22)	$0.27	$(0.49)	—	$(0.49)
Year ended 12/31/2007	10.32	0.48	0.19	0.67	(0.48)	—	(0.48)
Year ended 12/31/2006	10.38	0.46	(0.06)	0.40	(0.46)	—	(0.46)
Year ended 12/31/2005	10.64	0.44	(0.26)	0.18	(0.44)	—	(0.44)
Year ended 12/31/2004	10.65	0.46	(0.01)	0.45	(0.46)	—	(0.46)

(a)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.
(b)	Total return is not annualized for periods that are less than a full year.

94

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (a)	Net investment income (loss)	Expenses (a)	Net investment income (loss)	Portfolio turnover rate

$10.29	2.66%	$74.8	0.45%	4.72%	0.45%	4.72%	6%
10.51	6.66	98.8	0.45	4.64	0.45	4.64	16
10.32	3.94	89.7	0.44	4.46	0.44	4.46	16
10.38	1.76	81.4	0.37	4.22	0.40	4.19	11
10.64	4.29	72.9	0.18	4.29	0.18	4.29	12

95

FINANCIAL  HIGHLIGHTS continued

(For a share outstanding throughout each period):

Money Market Fund

		Income from investment operations		Less distributions

	Net asset value, beginning of period	Net investment income	Total from investment operations	Net investment income	Total distributions

Institutional Shares
Year ended 12/31/2008	$1.00	$0.02	$0.02	$(0.02)	$(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2006	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Year ended 12/31/2004	1.00	0.01	0.01	(0.01)	(0.01)

(a)	Total return is not annualized for periods that are less than a full year.
(b)	The expense ratios for the Institutional shares includes the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

96

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations		Average Net Asset ratios absent expense limitations

Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b)	Net investment income	Expenses (b)	Net investment income

$1.00	2.17%	$32.9	0.45%	2.07%	0.46%	2.06%
1.00	4.82	19.3	0.45	4.70	0.48	4.67
1.00	4.65	12.9	0.45	4.57	0.48	4.54
1.00	2.89	11.2	0.37	2.85	0.48	2.74
1.00	1.17	9.2	0.20	1.20	0.23	1.17

97

FINANCIAL  HIGHLIGHTS continued

(For a share outstanding throughout each period):

State Farm LifePath Retirement Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Institutional Shares
Year ended 12/31/2008	$11.63	$0.34	$(2.07)	$(1.73)	$(0.27)	$(0.05)	$(0.32)
Year ended 12/31/2007	11.77	0.38	0.12	0.50	(0.38)	(0.26)	(0.64)
Year ended 12/31/2006	11.27	0.36	0.59	0.95	(0.35)	(0.10)	(0.45)
Year ended 12/31/2005	11.13	0.29	0.17	0.46	(0.29)	(0.03)	(0.32)
Year ended 12/31/2004	10.84	0.23	0.46	0.69	(0.23)	(0.17)	(0.40)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect BFA’s and BTC’s expense credits and waivers. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s and BTC’s expense credits and waivers, were 0.27% and 3.81%, respectively, for the year ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Total return is not annualized for periods that are less than a full year.
(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.
(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect BFA’s and BTC’s expense credits (beginning in 2006) and waivers (beginning in 2004 and 2007). The expense and net investment income ratios for the Master Portfolio, excluding any BFA’s and BTC’s expense credits and waivers, were 0.61% and 3.47%, respectively, for the year ended December 31, 2008.

98

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers		Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)	Net investment income (a)	Expenses (e) (f)	Net investment income (f)	Portfolio turnover rate (c)

$9.58	(15.14)%	$11.2	0.95%	3.16%	1.29%	2.82%	11%
11.63	4.20	13.9	0.97	3.21	1.30	2.88	6
11.77	8.59	11.0	0.97	3.15	1.45	2.67	10
11.27	4.19	8.6	0.93	2.64	1.30	2.27	11
11.13	6.37	6.8	0.76	2.10	1.11	1.75	138

99

FINANCIAL  HIGHLIGHTS continued

(For a share outstanding throughout each period):

State Farm LifePath 2020 Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Institutional Shares
Year ended 12/31/2008	$13.65	$0.32	$(3.81)	$(3.49)	$(0.26)	$(0.05)	$(0.31)
Year ended 12/31/2007	13.97	0.35	0.09	0.44	(0.30)	(0.46)	(0.76)
Year ended 12/31/2006	12.79	0.32	1.32	1.64	(0.27)	(0.19)	(0.46)
Year ended 12/31/2005	12.31	0.24	0.55	0.79	(0.21)	(0.10)	(0.31)
Year ended 12/31/2004	11.59	0.22	0.86	1.08	(0.16)	(0.20)	(0.36)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect BFA’s and BTC’s expense credits and waivers. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s and BTC’s expense credits and waivers, were 0.23% and 3.18%, respectively, for the year ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Total return is not annualized for periods that are less than a full year.
(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.
(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect BFA’s and BTC’s expense credits and waivers. The expense and net investment income ratios for the Master Portfolio, excluding any BFA’s and BTC’s expense credits and waivers, were 0.57% and 2.84%, respectively, for the year ended December 31, 2008.
(g)	Based upon NAV of $12.79 as of December 31, 2005 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 30, 2005). For shareholder purchases and redemptions on December 30, 2005, the NAV was $12.80, which caused the total return for the year ended December 31, 2005 to be equivalent to 6.49%.
(h)	Based upon NAV of $13.97 and $12.79, respectively, as of December 31, 2006 and December 31, 2005, (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006). For shareholder purchases and redemptions on December 29, 2006 and December 30, 2005, the NAV was $13.98 and $12.80, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 12.80%.

100

			Ratios/supplemental data
				Average Net Asset ratios assuming expense limitations and expense waivers		Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)		Net assets, end of period (millions)	Expenses (a) (e)	Net investment income (a)	Expenses (e) (f)	Net investment income (f)	Portfolio turnover rate (c)

$9.85	(25.56)%		$61.3	0.88%	2.61%	1.22%	2.27%	13%
13.65	3.06		82.0	0.89	2.43	1.22	2.10	7
13.97	12.81	(h)	63.3	0.90	2.35	1.23	2.02	16
12.79	6.41	(g)	38.8	0.91	1.94	1.24	1.61	17
12.31	9.34		21.0	0.74	1.82	1.05	1.51	140

101

FINANCIAL  HIGHLIGHTS continued

(For a share outstanding throughout each period):

State Farm LifePath 2030 Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Institutional Shares
Year ended 12/31/2008	$14.52	$0.28	$(4.80)	$(4.52)	$(0.23)	$(0.04)	$(2.27)
Year ended 12/31/2007	14.93	0.31	0.05	0.36	(0.25)	(0.52)	(0.77)
Year ended 12/31/2006	13.39	0.27	1.72	1.99	(0.22)	(0.23)	(0.45)
Year ended 12/31/2005	12.74	0.21	0.76	0.97	(0.18)	(0.14)	(0.32)
Year ended 12/31/2004	11.83	0.20	1.06	1.26	(0.13)	(0.22)	(0.35)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect BFA’s and BTC’s expense credits and waivers. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s and BTC’s expense credits and waivers, were 0.21% and 2.82%, respectively, for the year ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Total return is not annualized for periods that are less than a full year.
(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.
(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect BFA’s and BTC’s expense credits and waivers. The expense and net investment income ratios for the Master Portfolio, excluding any BFA’s and BTC’s expense credits and waivers, were 0.55% and 2.48%, respectively, for the year ended December 31, 2008.

102

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers		Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)	Net investment income (a)	Expenses (e) (f)	Net investment income (f)	Portfolio turnover rate (c)

$9.73	(31.16)%	$62.2	0.87%	2.25%	1.21%	1.91%	13%
14.52	2.46	86.3	0.89	1.98	1.22	1.65	7
14.93	14.87	64.1	0.90	1.92	1.23	1.59	22
13.39	7.57	36.1	0.90	1.63	1.26	1.27	24
12.74	10.70	18.1	0.73	1.67	1.08	1.32	138

103

FINANCIAL  HIGHLIGHTS continued

(For a share outstanding throughout each period):

State Farm LifePath 2040 Fund

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Institutional Shares
Year ended 12/31/2008	$15.34	$0.25	$(5.70)	$(5.45)	$(0.21)	$(0.02)	$(0.23)
Year ended 12/31/2007	15.85	0.26	0.04	0.30	(0.21)	(0.60)	(0.81)
Year ended 12/31/2006	13.94	0.24	2.08	2.32	(0.18)	(0.23)	(0.41)
Year ended 12/31/2005	13.16	0.18	0.90	1.08	(0.14)	(0.16)	(0.30)
Year ended 12/31/2004	12.13	0.19	1.19	1.38	(0.14)	(0.21)	(0.35)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect BFA’s and BTC’s expense credits and waivers. The expense and net investment income ratios for the Master Portfolio, assuming BFA’s and BTC’s expense credits and waivers, were 0.19% and 2.52%, respectively, for the year ended December 31, 2008.
(b)	Average shares outstanding for the period were used to calculate net investment income.
(c)	Amount represents the portfolio turnover rate of the Master Portfolio.
(d)	Total return is not annualized for periods that are less than a full year.
(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.
(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect BFA’s and BTC’s expense credits and waivers. The expense and net investment income ratios for the Master Portfolio, excluding any BFA’s and BTC’s expense credits and waivers, were 0.53% and 2.18%, respectively, for the year ended December 31, 2008.

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		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers		Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)	Net investment income (a)	Expenses (e) (f)	Net investment income (loss) (f)	Portfolio turnover rate (c)

$9.66	(35.51)%	$62.9	0.88%	1.94%	1.22%	1.60%	14%
15.34	1.87	84.4	0.89	1.61	1.23	1.27	8
15.85	16.64	58.5	0.91	1.60	1.25	1.26	29
13.94	8.15	25.5	0.90	1.34	1.31	0.93	38
13.16	11.32	12.5	0.72	1.56	1.17	1.11	147

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ADDITIONAL INFORMATION ABOUT THE FUNDS

You can obtain more information about the Trust’s investments and performance in its semiannual and annual reports to shareowners. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. You may also wish to read the SAI for more information about the Funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated in this prospectus by reference.

You can obtain free copies of the Trust’s semiannual and annual report and the SAI, request other information, and discuss your questions about the Funds by writing or calling:

State Farm Mutual Funds

P.O. Box 219548

Kansas City, MO 64121-9548

800-447-4930

The Trust also makes its SAI, semi-annual report and annual report available free of charge at its website, http://www.statefarm.com/mutual/sc/forms.asp.

Public Information. You can review and copy information about the Trust and each Fund, including the SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-202-551-8090. Reports and other information about the Trust and the Funds also are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-1520.

For purposes of any electronic version of this prospectus, any URL is an inactive textual reference only. We have taken steps to ensure that all URLs in this prospectus were inactive at the time we created any electronic version of this prospectus.

INVESTMENT CO. ACT FILE NO. 811-10027

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STATE FARM MUTUAL FUND TRUST

STATE FARM EQUITY FUND

STATE FARM SMALL/MID CAP EQUITY FUND

STATE FARM INTERNATIONAL EQUITY FUND

STATE FARM S&P 500® INDEX FUND

STATE FARM SMALL CAP INDEX FUND

STATE FARM INTERNATIONAL INDEX FUND

STATE FARM EQUITY AND BOND FUND

STATE FARM BOND FUND

STATE FARM TAX ADVANTAGED BOND FUND

STATE FARM MONEY MARKET FUND

STATE FARM LIFEPATH® INCOME FUND

STATE FARM LIFEPATH 2020® FUND

STATE FARM LIFEPATH 2030® FUND

STATE FARM LIFEPATH 2040® FUND

STATE FARM LIFEPATH 2050® FUND

Three State Farm Plaza

Bloomington, Illinois 61791-0001

(800) 447-4930

STATEMENT OF ADDITIONAL INFORMATION

Dated May 1, 2009 as supplemented on January 29, 2010

This Statement of Additional Information (“SAI”) is not a prospectus but provides information that you should read in conjunction with the State Farm Mutual Fund Trust prospectus (the “Prospectus”) dated the same date as this SAI. The audited financial statements for State Farm Mutual Fund Trust for the period ended December 31, 2008 are incorporated into this SAI by reference from the Trust’s annual report to shareholders. You may obtain a copy of the Prospectus, the annual report or the semi-annual report at no charge by writing or telephoning State Farm Mutual Fund Trust at the address or telephone number shown above.

INFORMATION ABOUT THE FUNDS

State Farm Mutual Fund Trust (the “Trust”) is an open-end management investment company organized as a business trust under the laws of the State of Delaware on June 8, 2000. The Trust consists of sixteen separate funds, each of which has its own investment objective, investment policies, restrictions and risks. This SAI relates to all of the Trust’s sixteen funds (each a “Fund,” and collectively, the “Funds”).

The Trust issues a separate series of shares of beneficial interest for each Fund representing fractional undivided interests in that Fund. As described in the section of the Prospectus entitled “Dividends, Distributions and Taxes,” when you invest in a Fund you become entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on investments of that Fund. Likewise, you share pro-rata in any losses of that Fund. Each Fund, other than the Tax Advantaged Bond Fund and LifePath 2050 Fund, offers its shares in all the share classes. The Tax Advantage Bond Fund offers its shares in four classes: Class A, Class B, Legacy Class A, and Legacy Class B. The LifePath 2050 Fund offers its shares in three classes: Class A, R-1 and R-2. This SAI relates to all classes of shares.

Six of the Funds—State Farm S&P 500® Index Fund, State Farm LifePath® Income Fund, State Farm LifePath 2020® Fund, State Farm LifePath 2030® Fund, State Farm LifePath 2040® Fund and the State Farm LifePath 2050® Fund1 (together, the five State Farm LifePaths Funds will be referred to as “LifePath Funds”)—seek to achieve their respective investment objectives by investing all of their assets in a separate portfolio (a “Master Portfolio”) of Master Investment Portfolio (the “Master Fund”), an open-end management investment company (as shown below) having the same investment objective as the corresponding Fund.

Fund	Corresponding Master Portfolio
State Farm S&P 500 Index Fund	S&P 500 Stock Master Portfolio
State Farm LifePath Income Fund	LifePath Retirement Master Portfolio
State Farm LifePath 2020 Fund	LifePath 2020 Master Portfolio
State Farm LifePath 2030 Fund	LifePath 2030 Master Portfolio
State Farm LifePath 2040 Fund	LifePath 2040 Master Portfolio
State Farm LifePath 2050 Fund	LifePath 2050 Master Portfolio

Each Master Portfolio in which a LifePath Fund invests, in turn invests in a combination of stock, bond and money market funds (the “Underlying Funds”) as shown below. Each Master Portfolio also may invest in U.S. government securities and short-term paper.

Underlying Funds

Master Fund Active Stock Master Portfolio

Master Fund CoreAlpha Bond Master Portfolio

iShares S&P SmallCap 600 Index Fund

iShares S&P 500 Index Fund

iShares S&P MidCap 400 Index Fund

iShares Russell 2000 Index Fund

iShares Russell MidCap Index Fund

iShares Cohen & Steers Realty Majors Index Fund

iShares MSCI EAFE Index Fund

[1]

LifePath®, LifePath 2020®, LifePath 2030®, LifePath 2040® and LifePath 2050® are registered trademarks of BlackRock Institutional Trust Company, N.A. (“BITC”). BITC has granted the Trust a non-exclusive license to use the name “LifePath.” If the license agreement is terminated, the Trust, at BITC’s request, will cease using the LifePath name. Prior to December 1, 2009, BITC was known as Barclays Global Investors, N.A.

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iShares MSCI Canada Index Fund

iShares MSCI Emerging Markets Index Fund

iShares Barclays Aggregate Bond Fund

iShares Barclays TIPS Bond Fund

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Institutional-SL Agency Shares

iShares Barclays 1-3 Year Credit Bond Fund

iShares Barclays 1-3 Year Treasury Bond Fund

iShares Barclays 3-7 Year Treasury Bond Fund

iShares Barclays 7-10 Year Treasury Bond Fund

iShares Barclays 10-20 Year Treasury Bond Fund

iShares Barclays 20+ Year Treasury Bond Fund

iShares Barclays Credit Bond Fund

iShares Barclays Government/Credit Bond Fund

iShares Barclays Intermediate Credit Bond Fund

iShares Barclays Intermediate Government/Credit Bond Fund

iShares Barclays MBS Bond Fund

iShares Barclays Short Treasury Bond Fund

iShares S&P National AMT-Free Municipal Bond Fund

iShares S&P North American Natural Resources Sector Index Fund

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

iShares MSCI EAFE Small Cap Index Fund

iShares JPMorgan USD Emerging Markets Bond Fund

iShares iBoxx $ High Yield Corporate Bond Fund

Description of the Underlying Funds. Two of the Underlying Funds—the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio—are actively managed, diversified portfolios of the Master Fund. The Active Stock Master Portfolio seeks to provide long-term capital appreciation. As discussed in the Funds’ Prospectus, BlackRock Fund Advisors (“BFA”)*, investment advisor to the Master Fund, invests the Active Stock Master Portfolio’s assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors.

The CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. As discussed in the Funds’ Prospectus, BFA invests the CoreAlpha Bond Master Portfolio’s assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector’s relative value and risk-adjusted return.

The remaining Underlying Funds—other than the BlackRock Cash Funds: Institutional (the “Underlying Money Market Fund”)—are exchange-traded funds (“ETFs”) that are part of the iShares family of funds (“Underlying iShares Funds”) offered by BFA. Each Underlying iShares Fund seeks to achieve its objective by investing in securities of the relevant underlying index, and are thus commonly known as “index funds.” As a result, adverse performance of a particular security in an Underlying iShares Fund’s portfolio will ordinarily not result in the elimination of the security from the portfolio. Each Underlying iShares Fund offers and issues iShares at their net asset value (“NAV”) per share only in aggregations of a specified number of iShares (each a “Creation Unit”), generally in exchange for a basket of equity or fixed-income securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment. The iShares for these Underlying iShares Funds are listed and traded on the American Stock Exchange (“AMEX” or “Listing Exchange”), and also may be listed on certain non-U.S. exchanges.

Each Fund (including the S&P 500 Index Fund and the LifePath Funds through their investment in the Master Portfolios, and the Equity and Bond Fund through its investment in the Equity Fund and the Bond Fund) is “diversified” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). State

*	Prior to December 1, 2009, BlackRock Fund Advisors was known as Barclays Global Fund Advisors.

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Farm Investment Management Corp. (the “Manager”) is the investment adviser to each of the Funds, and BFA serves as the investment adviser to the Master Fund and also serves as the investment adviser to each of the Underlying Funds, except for the BlackRock Cash Funds: Institutional, which invests all its assets in a corresponding Master Portfolio that is also managed by BFA.

The Manager has entered into agreements with investment sub-advisers for some of the Funds as set forth below:

Fund	Sub-adviser(s)
Equity Fund	Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”)
Small/Mid Cap Equity Fund	Bridgeway and Rainier Investment Management, Inc. (“Rainier”)
International Equity Fund	Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”)
Small Cap Index Fund	Northern Trust Investments, N.A. (“Northern Trust Investments”)
International Index Fund	Northern Trust Investments

Collectively these firms will be referred to as “sub-advisers” in this SAI.

INVESTMENT OBJECTIVES

The investment objective of each Fund is set forth and described in the Prospectus. The investment objective of each Fund may be changed by the Board of Trustees of the Trust without the approval of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of each Fund. Should the investment objective of any Fund change, the Trust will provide investors with sixty days’ prior notice of the change.

INVESTMENT TECHNIQUES AND RISKS—NON-LIFEPATH FUNDS

The discussion of investment techniques and risks is first presented with respect to the State Farm Equity Fund, State Farm Small/Mid Cap Equity Fund, State Farm International Equity Fund, State Farm S&P 500 Index Fund, State Farm Small Cap Index Fund, State Farm International Index Fund, State Farm Equity and Bond Fund, State Farm Bond Fund, State Farm Tax Advantaged Bond Fund and the State Farm Money Market Fund (collectively the “Non-LifePath Funds”). The SAI then covers investment techniques and risks for the LifePath Funds.

In addition to the investment objective of each Non-LifePath Fund, the policies and certain techniques by which such Funds pursue their objectives are generally set forth in the Prospectus. This section is intended to augment the explanation set forth in the Prospectus.

To the extent set forth in this SAI, the S&P 500 Index Fund through its investment in a corresponding Master Portfolio may invest in the securities described below. To avoid the need to refer to both the S&P 500 Index Fund and its corresponding Master Portfolio in every instance, a reference including the S&P 500 Index Fund includes that Fund and its corresponding Master Portfolio.

BORROWING

Each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when

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investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage (i.e., risk of gain or loss disproportionately higher than the amount invested) have characteristics similar to borrowings. The Funds segregate liquid assets in connection with these types of transactions.

EQUITY SECURITIES

Each of the S&P 500 Index Fund, the Small Cap Index Fund, the International Index Fund (collectively the “Equity Index Funds”), the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, and the Equity and Bond Fund (through the Equity Fund), invest in common stocks, which represent an equity interest (ownership) in a business. This ownership interest often gives these Funds the right to vote on measures affecting the company’s organization and operations. These Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks (discussed below). Over time, common stocks historically have provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, these Funds should be considered long-term investments, designed to provide the best results when held for several years or more. These Funds may not be suitable investments if you have a short-term investment horizon or are uncomfortable with an investment whose value is likely to vary substantially.

The Small/Mid Cap Equity Fund’s and the Small Cap Index Fund’s investments in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. In addition, transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies.

Because the Small/Mid Cap Equity Fund and Small Cap Index Fund emphasize the stocks of issuers with smaller market capitalizations, each can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more widely held stocks.

DEBT SECURITIES

Under normal circumstances, the Bond Fund, Equity and Bond Fund (through its investment in the Bond Fund) and Tax Advantaged Bond Fund may invest in debt securities of corporate and governmental issuers, including “investment grade” securities (securities within the four highest grades (AAA/Aaa to BBB/Baa) assigned by Standard and Poor’s Corporation (“S&P”) or Moody’s Investor Services, Inc. (“Moody’s”)) and lower-rated securities (securities rated BB or lower by S&P or Ba or lower by Moody’s, commonly called “junk bonds”), and securities that are not rated, but are of comparable quality. See APPENDIX A for a Description of Bond Ratings.

The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund’s portfolio as well as on market conditions. In general, a decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

Investment in lower grade securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, such securities are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in making their principal and interest payments.

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In addition, lower grade securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and ask prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. Adverse publicity and investor perceptions may negatively affect the market value and liquidity of these securities.

The S&P 500 Index Fund may purchase debt securities that are not rated if, in the opinion of BFA, the investment adviser for the S&P 500 Stock Master Portfolio, such obligation is of investment quality comparable to other rated investments that are permitted to be purchased by the S&P 500 Index Fund. After purchase by the S&P 500 Index Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the S&P 500 Index Fund. Neither event will require a sale of such security by the S&P 500 Index Fund, provided that the amount of such securities held by the S&P 500 Index Fund does not exceed 5% of the S&P 500 Index Fund’s net assets. To the extent the ratings given by Moody’s or by S&P may change as a result of changes in such organizations or their rating systems, the S&P 500 Index Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

The S&P 500 Index Fund is not required to sell downgraded securities, and it could hold up to 5% of its net assets in debt securities rated below “Baa” by Moody’s or below “BBB” by S&P or if unrated, low quality (below investment grade) securities.

CONVERTIBLE SECURITIES

The Bond Fund may invest up to 20% of its total assets in convertible securities. Convertible securities may include corporate notes or preferred stock, but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

Convertible securities generally rank senior to common stock in an issuer’s capital structure and may entail less risk of declines in market value than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating a convertible security, the Manager usually gives primary emphasis to the attractiveness of the underlying common stock.

U.S. GOVERNMENT SECURITIES

Each of the Funds may purchase securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities (“U.S. Government Securities”). Some U.S. Government Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase the agency’s obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future. Accordingly, securities issued by an agency are subject to default, and are also subject to interest rate and prepayment risks.

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U.S. Government Securities may also include zero coupon securities. Zero coupon securities are issued and traded at a discount and do not entitle the holder to any periodic payments of interest prior to maturity and, for this reason, may trade at a deep discount from their face or par value and may be subject to greater fluctuations in market value than ordinary debt obligations of comparable maturity. With zero coupon securities there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With zero coupon securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument’s purchase price and its value at maturity.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are considered to include (a) securities for which the payment of principal and interest is backed by a guarantee of, or an irrevocable letter of credit issued by, the U.S. Government, its agencies, authorities or instrumentalities and (b) participation in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

INVESTMENT COMPANIES AND EXCHANGE TRADED FUNDS

The non-LifePath Funds may invest in securities issued by other open-end and closed end, management investment companies, including investment companies that are affiliated with the Master Fund and its advisor, BFA, to the extent permitted under the 1940 Act. As a general matter, under the 1940 Act, investment in such securities is limited to: (i) 3% of the outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets with respect to all such companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of money market funds, including those advised by the Manager, BFA or affiliates of such companies, in excess of the limits discussed above. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses.

The non-LifePath Funds may purchase shares of “ETFs”, which present the risks discussed below.

An Equity Index Fund may invest in ETFs for the same reason it would purchase (and as an alternative to purchasing) futures contracts—to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet its liquidity needs. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. The S&P 500 Index Fund may invest a small portion of its assets in shares of ETFs that are advised by BFA. BFA will receive investment advisory fees at both the S&P 500 Index Fund level and the ETF level for investments by the S&P 500 Index Fund in shares of an ETF advised by BFA. Because most ETFs are investment companies, an Equity Index Fund’s purchases of ETF shares generally are subject to the 3/5/10% limitations described above.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a non-LifePath Fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF’s shares may trade at a discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

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FLOATING- AND VARIABLE-RATE OBLIGATIONS

The S&P 500 Index Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the S&P 500 Index Fund may invest in obligations which are not so rated only if BFA determines that, at the time of investment, the obligations are of comparable quality to the other obligations in which the S&P 500 Index Fund may invest. BFA, on behalf of the S&P 500 Index Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund’s portfolio. The S&P 500 Index Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

The Tax Advantaged Bond Fund may purchase variable rate demand notes, which are obligations containing a floating or variable interest rate adjustment formula and which are subject to a right of demand for payment of the principal balance plus accrued interest either at any time or at specified intervals. The interest rate on a variable rate demand note may be based on a known lending rate, such as bank’s prime rate, and may be adjusted when such rate changes, or the interest rate may be a market rate that is adjusted at specified intervals. The adjustment formula attempts to maintain the value of the variable rate demand note at approximately the par value of such note at the adjustment date.

In addition, the Tax Advantaged Bond Fund may invest in inverse floaters. An inverse floater is a floating rate debt instrument, the interest rate on which resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage inherent in inverse floaters is associated with greater volatility in market value, such that, during periods of rising interest rates, the market values of inverse floaters will tend to decrease more rapidly than those of fixed rate securities. In addition, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed illiquid securities for purposes of the Fund’s limitations on investment in such securities.

LETTERS OF CREDIT

Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the S&P 500 Index Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are not federally insured instruments. Only banks, savings and loan associations and insurance companies which, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of the S&P 500 Index Fund may be used for letter of credit-backed investments. However, such banks may be unable to honor the letter of credit.

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FOREIGN SECURITIES

Each of Equity Fund, Small/Mid Cap Equity Fund, Equity and Bond Fund (through its investment in the Equity Fund), International Equity Fund, S&P 500 Index Fund and International Index Fund invest in foreign securities not publicly traded in the United States. Each of these may invest in foreign securities directly or in the form of American Depositary Receipts (“ADRs”), Canadian Depositary Receipts (“CDRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”) and Global Depositary Receipts (“GDRs”) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. Bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

Each of Equity Fund, Small/Mid Cap Equity Fund, Equity and Bond Fund (through its investment in the Equity Fund), International Equity Fund, S&P 500 Index Fund and International Index Fund may invest in Depositary Receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts with respect to the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance of a Fund is affected by the strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall.

Shareowners should understand and consider carefully the risks involved in foreign investing. Investments in foreign securities are generally denominated in foreign currencies and involve certain considerations comprising both risk and opportunity not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back into the United States; the inability of a Fund to convert foreign currency into U.S. dollars, which would cause the Fund continued exposure to fluctuating exchange rates; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

Although the Funds try to invest in companies of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other political, social or diplomatic developments that could adversely affect investment in these countries.

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EMERGING MARKETS

Investments in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of a Fund’s assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of those securities or, if a Fund has entered into a contract to sell a security, in possible liability to the purchaser. Costs associated with transactions in emerging markets securities are typically higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

The risk also exists that an emergency situation may arise in one or more emerging markets. As a result, trading of securities may cease or may be substantially curtailed and prices for a Fund’s securities in such markets may not be readily available. A Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the U.S. Securities and Exchange Commission (the “SEC” or the “Commission”). Accordingly, if a Fund believes that appropriate circumstances exist, it will promptly apply to the Commission for a determination that such an emergency is present. During the period commencing from a Fund’s identification of such condition until the date of Commission action, that Fund’s securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees of the Trust or the Board of Trustees of the Master Fund.

Income from securities held by a Fund could be reduced by taxes withheld from that income, or other taxes that may be imposed by the emerging market countries in which the Fund invests. NAV of a Fund may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest or principal on debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which, in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a Fund’s portfolio. Expropriation, confiscatory taxation, nationalization, political,

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economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur.

CURRENCY EXCHANGE TRANSACTIONS

The Funds may enter into currency exchange transactions either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market, through a forward currency exchange contract (“forward contract”) or through foreign currency futures contracts.

FORWARD CONTRACTS

A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign dealers or broker-dealers, are not traded on an exchange and are usually for less than one year, but may be longer or renewed.

Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. A currency transaction for a Fund is limited to transaction hedging and portfolio hedging involving either specific transactions or actual or anticipated portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to an actual or anticipated portfolio security position denominated or quoted in a particular currency or country. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Fund may aggregate such positions as to the currency hedged.

If a Fund enters into a forward contract hedging an anticipated or actual holding of portfolio securities, liquid assets of the Fund, having a value at least as great as the amount of the excess, if any, of the Fund’s commitment under the forward contract over the value of the portfolio position being hedged, will be segregated on the books of the Fund and held by the Fund’s custodian and marked to market daily, while the contract is outstanding.

At the maturity of a forward contract to deliver a particular currency, a Fund may sell the portfolio security related to such contract and make delivery of the currency received from the sale, or it may retain the security and either purchase the currency on the spot market or terminate its contractual obligation to deliver the currency by entering into an offsetting contract with the same currency trader for the purchase on the same maturity date of the same amount of the currency.

It is impossible to forecast precisely the market value of a portfolio security being hedged with a forward currency contract. Accordingly, at the maturity of a contract it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver under the forward contract and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if the sale proceeds exceed the amount of currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. If forward prices decline during the period between entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force it to cover its commitments for purchase or sale of currency, if any, at the current market price.

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FOREIGN CURRENCY EXCHANGE CONTRACTS

In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the International Equity Fund and the International Index Fund may enter into forward foreign currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the International Equity Fund or the International Index Fund to establish a rate of exchange for a future point in time.

When entering into a contract for the purchase or sale of a security, the International Equity Fund or the International Index Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

With respect to any forward foreign currency contract, it generally will not be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency exchange contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains, which might result from changes in the value of such currency. The International Equity Fund or the International Index Fund also may incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

Liquid assets equal to the amount of the International Equity Fund or the International Index Fund’s assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise “covered.” The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the International Equity Fund or the International Index Fund. A forward contract to sell a foreign currency is “covered” if the International Equity Fund or the International Index Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Portfolio to buy the same currency at a price that is (i) no higher than the International Equity Fund or the International Index Fund’s price to sell the currency or (ii) greater than the International Equity Fund or the International Index Fund’s price to sell the currency provided the International Equity Fund or the International Index Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is “covered” if the International Equity Fund or the International Index Fund holds a forward contract (or call option) permitting the International Equity Fund or the International Index Fund to sell the same currency at a price that is (i) as high as or higher than the International Equity Fund or the International Index Fund’s price to buy the currency or (ii) lower than the International Equity Fund or the International Index Fund’s price to buy the currency provided the International Equity Fund or the International Index Fund segregates liquid assets in the amount of the difference.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS

The Equity Index Funds may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. For stock indexes that are permitted investments, the Equity Index Funds intend to purchase and sell futures contracts on the index for which it can obtain the best price with consideration also given to liquidity. The Equity Index Funds may purchase call and put options on stock index futures contracts of the type which the particular Equity Index Fund is authorized to enter into. Each Equity Index Fund may invest in such options for the purpose of closing out a futures position that has become illiquid.

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Options on futures contracts are traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission. A call option on a futures contract gives the purchaser the right in return for the premium paid (but not the obligation), to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right (but not the obligation), in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price, at any time before the option expires.

Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or “premium”) paid for the options. Whether an Equity Index Fund enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the particular objective to be achieved and the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Each Equity Index Fund will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions.

The use of stock index futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by an Equity Index Fund are intended to correlate with portfolio securities, in many cases the futures contracts or options on futures contracts used may be based on stock indices, the components of which are not identical to the portfolio securities owned or intended to be acquired by the Equity Index Fund. Second, due to supply and demand imbalances and other market factors, the price movements of stock index futures contracts and options thereon may not necessarily correspond exactly to the price movements of the stock indices on which such instruments are based. Accordingly, there is a risk that transactions in those instruments will not in fact offset the impact on the Equity Index Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Equity Index Fund.

Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are also subject to market risk (i.e., exposure to adverse price changes).

To some extent, these risks can be minimized by careful management of these strategies. For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by an Equity Index Fund, the Equity Index Fund may compensate for this difference by using an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures contract is anticipated to be more volatile, an Equity Index Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of an Equity Index Fund’s securities is particularly relevant to futures contracts. An Equity Index Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract’s settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to an Equity Index Fund. A small increase or decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the Equity Index Fund.

Although the Equity Index Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when it seeks to “close out” (i.e., terminate) a particular stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange.

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An Equity Index Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, an Equity Index Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

Futures Commissions Merchants (“FCMs”) or brokers in certain circumstances will have access to Equity Index Fund assets posted as margin in connection with transactions in stock index futures contracts and options, as permitted under the 1940 Act. An Equity Index Fund will use only FCMs or brokers in whom it has full confidence. BFA as investment advisor to the S&P 500 Stock Master Portfolio and Northern Trust Investments

as investment sub-advisor to the Small Cap Index Fund and the International Fund will adopt certain procedures and limitations to reduce the risk of loss of any Equity Index Fund assets which such FCM’s or brokers hold or have access. Nevertheless, in the event of a FCM’s or broker’s insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Equity Index Fund could effect such recovery.

The success of any Equity Index Fund in using these techniques depends, among other things, on the ability of BFA and Northern Trust Investments to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, BFA and Northern Trust Investments will use stock index futures contracts and options thereon only when it believes the overall effect is to reduce, rather than increase, the risks to which the Equity Index Fund is exposed.

INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS

The Bond Fund, Tax Advantaged Bond Fund and the Equity and Bond Fund (through the Bond Fund) may invest in interest rate futures contracts and options on such contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, ten-year U.S. Treasury Notes, three-month U.S. Treasury Bills, Eurobonds, and three-month domestic bank certificates of deposit. Other financial futures contracts may be developed and traded. The purpose of the acquisition or sale of an interest rate futures contract by a Fund, as the holder of municipal or other debt securities, is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling such securities.

Unlike the purchase or sale of a security, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the futures contract.

A Fund may not purchase or sell futures contracts or purchase options on futures contracts if, immediately thereafter, more than one-third of its net assets would be hedged, or the sum of the amount of margin deposits on the Fund’s existing futures contracts and premiums paid for options would exceed 5% of the value of the Fund’s total assets. When a Fund enters into futures contracts to purchase an index or debt security or purchase call options, an amount of cash or appropriate liquid securities equal to the national market value of the underlying contract will be segregated to cover the positions, thereby ensuring that the use of the contract is unleveraged.

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Although a Fund will enter into futures contracts only if an active market exists for such contracts, there can be no assurance that an active market will exist for the contract at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee the price of municipal bonds or of other debt securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

If a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the value of municipal bonds or other debt securities held in its portfolio, and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

In addition, the ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. See “Taxes” below.

A Fund may purchase put and call options on interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contracts. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the NAV of a Fund.

There are several risks in connection with the use of interest rate futures contracts and options on such futures contracts as hedging devices. Successful use of these derivative securities by a Fund is subject to the Manager’s ability to predict correctly the direction of movements in interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term bond portfolio.

There can be no assurance that there will be a correlation between price movements in interest rate futures, or related options, on the one hand, and price movements in the debt securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on an

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exchange or board of trade that provides an active market; therefore, there can be no assurance that a liquid market will exist for the contract or the option at any particular time. Consequently, a Fund may realize a loss on a futures contract that is not offset by an increase in the price of the debt securities being hedged or may not be able to close a futures position in the event of adverse price movements. Any income earned from transactions in futures contracts and options on futures contracts will be taxable. Accordingly, it is anticipated that such investments will be made only in unusual circumstances, such as when the Manager anticipates an extreme change in interest rates or market conditions.

See additional risk disclosure above under “Stock Index Futures Contracts and Options on Stock Index Futures Contracts.”

WARRANTS

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Bond Fund, Equity and Bond Fund (through its investment in the Bond Fund) and Equity Index Funds may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The Bond Fund may retain up to 10% of the value of its total assets in common stocks acquired by the exercise of warrants attached to debt securities.

MUNICIPAL BONDS

The Tax Advantaged Bond Fund invests primarily in a diversified selection of municipal bonds (as defined in the Prospectus). The Tax Advantaged Bond Fund may hold bonds with maturities of one to thirty years, although a majority of the Fund’s investments are in municipal bonds with maturities longer than five years.

The obligations of municipal bond issuers are subject to the laws of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time of payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal and interest on its municipal obligations may be materially affected.

The Tax Advantaged Bond Fund may purchase and/or hold advance refunded bonds, which are a unique type of municipal bond. From time-to-time, a municipal bond issuer may choose to advance refund some or all of its outstanding debt by issuing new bonds (“refunding bonds”). The proceeds of the refunding bonds are then used to effectively pay off the outstanding debt (“refunded bonds”) of the issuer. Legal or contractual constraints, however, may prevent the issuer from immediately and directly paying off the refunded bonds in full. As a result, the issuer may use the proceeds of the refunding bonds and/or other available funds to purchase securities that will mature in times and amounts sufficient to pay the principal, interest and any call premium on the refunded bonds, depositing these securities in an escrow account established with an independent escrow trustee. The refunded bonds are then typically fully secured by the monies and investments deposited in the escrow account and the issuer will not have any future monetary obligation with respect to the refunded bondholders provided that the escrow account is adequately funded. A municipal bond issuer’s ability to advance refund outstanding debt is subject to federal tax laws governing advance refunding.

The Tax Advantaged Bond Fund will invest the assets not invested in municipal bonds in interest-bearing demand notes, bank savings accounts, high grade money market securities, U.S. treasury securities, or in shares of taxable or tax-exempt money market mutual funds. Money market securities include short-term obligations of the U.S. government and its agencies and instrumentalities and other money market instruments such as domestic bank certificates of deposit, bankers’ acceptances and corporate commercial paper rated in the highest grade. From time to time, the Fund may invest more than 20% of its assets in money market securities. In the alternative, the Fund may hold such assets as cash for defensive reasons in anticipation of a decline in the market values of debt

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securities, or pending the investment of proceeds from the sale of Fund shares or from the sale of portfolio securities, or in order to have highly liquid securities available to meet possible redemptions.

MORTGAGE-BACKED SECURITIES

The Bond Fund and Equity and Bond Fund (through its investment in the Bond Fund) may purchase mortgage-backed securities. Mortgage-backed securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a “pass-through certificate.” Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes’ share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as London-Inter Bank Offering Rate (“LIBOR”). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of

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multiple class mortgage backed securities which qualify and elect treatment as such under provisions of the Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET-BACKED SECURITIES

The Bond Fund and Equity and Bond Fund (through its investment in the Bond Fund) may purchase asset-backed securities, which represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as installment loan contracts, leases of various types of real and personal property, motor vehicle installment sales contracts and receivables from revolving credit (credit card) agreements. In accordance with guidelines established by the Board of Trustees, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund’s 15% (10% with respect to the Money Market Fund) limitation on such investments. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, including prepayment risk.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market’s ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

MORTGAGE DOLLAR ROLLS

The Bond Fund and the Equity and Bond Fund (through its investment in the Bond Fund) may enter into mortgage dollar roll transactions in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses are deferred until the ultimate sale of the security (without repurchase).

MONEY MARKET FUND

The Money Market Fund invests only in instruments denominated in U.S. dollars that the Manager, under the supervision of the Trust’s Board of Trustees, determines present minimal credit risk and are, at the time of acquisition, either:

1. rated in one of the two highest rating categories for short-term debt obligations assigned by at least two nationally recognized statistical rating organizations (NRSROs) (i.e., S&P and Moody’s), or by only one NRSRO if only one NRSRO has issued a rating with respect to the instrument (requisite NRSROs); or

2. in the case of an unrated instrument, determined by the Manager, under the supervision of the Trust’s Board of Trustees, to be of comparable quality to the instruments described in paragraph 1 above; or

3. issued by an issuer that has received a rating of the type described in paragraph 1 above on other securities that are comparable in priority and security to the instrument.

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Pursuant to Rule 2a-7 under the 1940 Act, securities which are rated (or that have been issued by an issuer that has been rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such security) in the highest short-term rating category by at least two NRSROs are designated “First Tier Securities.” Securities rated in the top two short-term rating categories by at least two NRSROs, but which are not rated in the highest short-term category by at least two NRSROs, are designated “Second Tier Securities.” See APPENDIX A for a description of the ratings used by NRSROs.

Pursuant to Rule 2a-7 under the 1940 Act, the Money Market Fund may not invest more than 5% of its assets taken at amortized cost in the securities of any one issuer (except the U.S. Government, including repurchase agreements collateralized by U.S. Government Securities (discussed above)). The Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time.

Further, the Money Market Fund will not invest more than the greater of (i) 1% of its total assets; or (ii) one million dollars in the securities of a single issuer that were Second Tier Securities when acquired by the Fund. In addition, the Fund may not invest more than 5% of its total assets in securities which were Second Tier Securities when acquired.

The foregoing policies are more restrictive than the fundamental investment restriction number 2b (set forth below) applicable to the Money Market Fund, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund will operate in accordance with these policies to comply with Rule 2a-7.

FOREIGN MONEY MARKET INSTRUMENTS

Each of the Funds that invest in foreign securities may also invest up to 25% of its assets in foreign money market instruments. Foreign money market instruments include Eurodollar Certificates of Deposit (ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs), which are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

ECDs, ETDs, YCDs, and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

CASH AND CASH EQUIVALENTS

Each of the Funds may invest in cash and cash equivalents. These securities include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (e.g., certificates of deposit (interest-bearing time deposits) and bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and bank obligations (e.g., certificates of deposit issued by savings banks or savings associations), (4) U.S. Government Securities that mature, or may be redeemed, in one year or less, (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less, (6) money market mutual funds and (7) short-term investment funds maintained by the Fund’s custodian.

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REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers that either the Manager or a sub-adviser to the Equity Fund and the International Equity Fund, believe present minimum credit risks. The Manager or a sub-adviser will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, their prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies, and other relevant factors. Any of the Manager or a sub-adviser may cause a Fund to participate in pooled repurchase agreement transactions with other funds advised by them.

A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral. None intend to invest more than 15% of its total assets in repurchase agreements.

PRIVATELY ISSUED SECURITIES

A Fund may invest in privately issued securities, including those that may be resold only in accordance with Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the Manager or a sub-adviser to be “illiquid” are subject to the Trust’s policy of not investing more than 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. The Manager or a sub-adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Manager or a sub-adviser deem it advisable for investment reasons.

When-issued securities include TBA (“to be announced”) securities. TBA securities are usually mortgage-backed securities that are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned. A Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund undertakes a when-issued or delayed delivery obligation, it

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immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a Fund on a when-issued or delayed delivery basis may result in the Fund’s incurring or missing an opportunity to make an alternative investment.

A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement, may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase net asset value fluctuation. None of the Funds has any present intention of investing more than 5% of its total assets in reverse repurchase agreements.

LOANS OF PORTFOLIO SECURITIES

Each Fund may from time to time lend securities that it holds to brokers, dealers and financial institutions, up to a maximum of 33% of the total value of each Fund’s assets. Such loans will be secured by collateral in the form of cash or United States Treasury securities, or other liquid securities as permitted by the Commission, which at all times while the loan is outstanding, will be maintained in an amount at least equal to the current market value of the loaned securities. The Fund making the loan will continue to receive interest and dividends on the loaned securities during the term of the loan, and, in addition, will receive a fee from the borrower or interest earned from the investment of cash collateral in short-term securities. The Fund also will receive any gain or loss in the market value of loaned securities and of securities in which cash collateral is invested during the term of the loan.

The right to terminate a loan of securities, subject to appropriate notice, will be given to either party. When a loan is terminated, the borrower will return the loaned securities to the appropriate Fund. No Fund will have the right to vote securities on loan, but each would terminate a loan and regain the right to vote if the Board of Trustees deems it to be necessary in a particular instance.

For tax purposes, the dividends, interest and other distributions which a Fund receives on loaned securities may be treated as other than qualified income for the 90% test. (See TAXES.) Each Fund intends to lend portfolio securities only to the extent that this activity does not jeopardize its status as a regulated investment company under the Code.

The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. The borrower would be liable for the shortage, but the Fund making the loan would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, each Fund will make loans of securities only to firms the Manager or a sub-adviser (under the supervision of the Board of Trustees) deems creditworthy. Also, the Funds may lose money as a result of a decrease in value of the cash collateral reinvestment.

REAL ESTATE INVESTMENT TRUSTS

Marsico may invest its portion of the International Equity Fund in Real Estate Investment Trusts (“REITs”) and other investments relating to real estate. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs generally invest in the ownership or financing of real estate projects such as land or buildings, or real estate-related securities such as mortgage-backed securities, or the funding of real estate ventures. REITs typically pay dividends. Although securities issued by REITs

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may have some attributes of income securities or debt securities, the International Equity Fund generally treats such securities as equity securities. To the extent that the International Equity Fund invests in REITs, it will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by the REITs in which it invests.

REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments.

Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code. The International Equity Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests.

The risks of investing in REITs include the potential for a market correction following the strong run-up in REIT share prices and the prices of underlying real estate in recent years, and a potential protracted period of weakness in the real estate industry. In addition, when interest rates rise, real estate-related investments may react negatively, particularly investments that are highly exposed to floating rate debt. In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended to borrowers. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code or to maintain an exemption from registration as an investment company under the 1940 Act. Finally, certain REITs may be self-liquidating, in that a specific term of existence is provided for in trust documents and such REITs run the risk of liquidating at an economically inopportune time.

Although the International Equity Fund will not invest directly in real estate, it may invest in other real estate equity securities in addition to REITs. As a result, an investment in the International Equity Fund may be subject to certain risks associated with the direct or indirect ownership of real estate and with the real estate industry in general. These risks include, among others:

•	declining residential and commercial real estate values;

•	adverse general or local economic conditions;

•	exposure to subprime mortgage defaults or defaults in other overextended mortgage products;

•	lack of availability of or tightening of requirements for obtaining mortgage funds;

•	failures of mortgage lenders and mortgage insurers;

•	shrinkage of pool of investors willing to invest in real estate and related instruments;

•	overbuilding;

•	extended vacancies of properties;

•	increases in competition, property taxes and operating expenses;

•	changes in zoning or applicable tax law;

•	costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

•	casualty or condemnation losses;

•	uninsured damages from floods, earthquakes or other natural disasters;

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•	borrower defaults on adjustable rate mortgages and other mortgages;

•	changes in prepayment rates;

•	foreclosures;

•	limitations on and variations in rents; and

•	unfavorable changes in interest rates.

PUBLICLY TRADED PARTNERSHIPS/MASTER LIMITED PARTNERSHIPS

Marsico may invest its portion of the International Equity Fund in securities issued by publicly traded partnerships or master limited partnerships or limited liability companies (together referred to as “PTPs/MLPs”). These entities are limited partnerships or limited liability companies that may be publicly traded on stock exchanges or markets such as the New York Stock Exchange (“NYSE”), the AMEX and NASDAQ. PTPs/MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a fund that invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly traded firms that may be taxed as corporations). For tax purposes, unit holders may initially be deemed to receive only a portion of the distributions attributed to them because certain other portions may be attributed to the repayment of initial investments and may thereby lower the cost basis of the units or shares owned by unit holders. As a result, unit holders may effectively defer taxation on the receipt of some distributions until they sell their units. These tax consequences may differ for different types of entities.

Although the high yields potentially offered by these investments may be attractive, PTPs/MLPs have some disadvantages and present some risks. Investors in a partnership or limited liability company may have fewer protections under state law than do investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs/MLPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs/MLPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs/MLPs. Investments in PTPs/MLPs also may be relatively illiquid at times.

Marsico also may invest its portion of the International Equity Fund in relatively illiquid securities issued by limited partnerships or limited liability companies that are not publicly traded. These securities, which may represent investments in certain areas such as real estate or private equity, may present many of the same risks of PTPs/MLPs. In addition, they may present other risks including higher management and distribution fees, uncertain cash flows, potential calls for additional capital, and very limited liquidity.

INITIAL PUBLIC OFFERINGS

Marsico may invest its portion of the International Equity Fund in initial public offerings (“IPOs”) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. The purchase of IPO securities often involves higher transaction costs than those associated with the purchase of

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securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. The International Equity Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. The impact of IPOs on the International Equity Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to the International Equity Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

DEFENSIVE INVESTMENTS

Under ordinary circumstances, each Fund is substantially fully invested. However, except for the Money Market Fund and the Equity Index Funds, each Fund may also hold cash, cash equivalents, or money market instruments if the Manager or a sub-adviser determine that a temporary defensive position is advisable. During those periods, a Fund’s assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

INVESTMENT TECHNIQUES AND RISKS—LIFEPATH FUNDS

INVESTMENT AND RISKS OF THE LIFEPATH FUNDS

Investments in Underlying Funds. Each LifePath Fund invests its assets in a corresponding Master Portfolio, which invests its assets in the Underlying Funds, and may invest in government securities and short-term paper. Each Underlying Fund invests directly in portfolio securities except that the BlackRock Cash Funds: Institutional invests all its assets in a corresponding Master Portfolio. A description of the investment risks and techniques of the Master Portfolios and the Underlying Funds follows.

Borrowing. The Master Portfolios may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Master Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage (i.e., risk of gain or loss higher than the amount invested) have characteristics similar to borrowings. The Master Portfolios maintain liquid assets in connection with those types of transactions.

Loans of Portfolio Securities. Each Master Portfolio may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Master Portfolio may terminate a loan at any time and obtain the return of the securities loaned. Each Master Portfolio receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Master Portfolio is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Master Portfolio is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Master Portfolio or through one or more joint accounts or money market funds, including those managed by BFA. Such reinvestments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the

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return on cash collateral reinvestments and the fees the Master Portfolio has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Master Portfolio’s securities as agreed, the Master Portfolio may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Master Portfolio may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Master Portfolio’s Board of Trustees. BITC acts as securities lending agent for the Master Portfolios subject to the overall supervision of BFA. BITC receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Short-Term Instruments. The Master Portfolios may invest in various money market instruments. Money market instruments are generally short-term investments that may include but are not limited to: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches); (iii) commercial paper; (iv) non-convertible corporate debt securities (e.g., bonds and debentures); (v) repurchase agreements; and (vi) U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market mutual funds, including those managed by BFA.

U.S. Government Obligations. The Master Portfolios may invest in various types of U.S. Government obligations. A U.S. Government obligation is a type of bond. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association (i.e., GNMA) certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association (i.e. FNMA), Federal Home Loan Mortgage Corporation (i.e., FHLMC), or Federal Home Loan Bank (i.e., FHLB) notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS

Set forth below is more detailed information regarding types of instruments in which the Underlying Funds may invest, strategies BFA may employ in pursuit of an Underlying Fund’s investment objective, and related risks.

iShares Funds. The Underlying Funds in which the Master Portfolios were invested as of March 31, 2009 are listed in the Prospectus. Most of these Underlying Funds were iShares Funds. Each iShare is a type of investment company referred to as an exchange-traded fund (“ETF”). Each iShares Fund is designed to track a particular index and is advised by BFA. Shares of the Underlying iShares Funds are listed for trading on the national securities exchanges and trade throughout the day on those exchanges and other secondary markets. There can be no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of the Underlying iShares Funds will continue to be met. A national securities exchange may, but is not required to, remove the shares of the Underlying iShares Funds from listing if (1) following the initial 12-month period beginning upon the commencement of trading of an Underlying iShares Fund, there are fewer than 50 beneficial

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holders of the shares for 30 or more consecutive trading days, (2) the value of the Underlying iShares Fund’s underlying index is no longer calculated or available, or (3) any other event shall occur or condition exist that, in the opinion of the national securities exchange, makes further dealings on the national securities exchange inadvisable. A national securities exchange will remove the shares of an Underlying iShares Fund from listing and trading upon termination of the Underlying iShares Fund. As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange traded that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Master Portfolio could lose money investing in an ETF if the prices of the securities held by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF’s shares may trade at a discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Bonds. A bond is an interest-bearing security issued by a company or a governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. See “Floating- and Variable-Rate Obligations” below. An Underlying Fund may treat a bond as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral).

Collateralized Debt Obligations. Some Underlying Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

CDO cash flows are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the subordinate “equity” tranche which bears the bulk of defaults from the bonds, loans or other underlying collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CDO typically has higher ratings and lower yields than its underlying collateral, and can be rated investment-grade. Despite the protection provided by the equity tranche, senior CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults in the event of collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as market aversion to CDOs as a class. Additionally, tranches that are senior to the equity tranche are often subordinate to other, more senior tranches, which may have a variety of preferences, including the authority to compel early redemption of subordinate tranches.

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In addition to the risks generally associated with fixed-income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) concentrated portfolios with heightened exposure to movements in a particular segment of the market; (ii) significant leverage that could magnify the affect of adverse events; (iii) distributions from the collateral may not be adequate to make interest or other payments; (iv) the quality of the collateral may decline in value or default; (v) an Underlying Fund may invest in CDOs that are subordinate to other classes; (vi) the market for a CDO, or the fixed-income markets more generally, may become illiquid; and (vii) the complex structure of the CDO may not be fully understood at the time of investment and may give rise to disputes with the issuer or unexpected investment results.

These risks have recently led to actual defaults and market losses on certain CDOs.

Equity Securities. Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally; particular industries, sectors or geographic regions represented in those markets; or individual issuers. The types of developments that may affect an issuer of an equity security include management performance, financial leverage and reduced demand for the issuer’s goods or services. Common and preferred stock represent equity or ownership interests in an issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Asset-Backed and Commercial Mortgage-Backed Securities. Certain of the Underlying Funds may invest in asset-backed and commercial mortgaged-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). As the purchaser of such securities the Fund generally would have no recourse to the entity that originated the loans or mortgages in the event of a default by the borrower. If any received payments are not made with respect to the underlying loans or mortgages, the Fund may experience losses or delays in receiving payments. The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely. BlackRock Cash Funds: Institutional may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. Also see “Mortgage Pass-Through Securities” and “Mortgage Securities.”

Borrowing. Each Underlying Fund may borrow in the same manner as the Master Portfolios, as described above.

Convertible Securities. Certain of the Underlying Funds may purchase fixed-income convertible securities, such as bonds or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation’s capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed-income stream (generally higher in yield than the income from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

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In general, the market value of a convertible security is the higher of its “investment value” (i.e., its value as a fixed-income security) or its “conversion value” (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security’s underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock increases and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Corporate Bonds. Certain of the Underlying Funds may invest in investment grade corporate bonds. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Credit-Linked Securities. Certain of the Underlying Funds may invest in credit-linked securities. Credit-linked securities are securities that are collateralized usually by one of more credit default swaps on corporate credits and, in some instances, by government securities or similar low risk assets. As an investor in credit-linked securities, an Underlying Fund has the right to receive periodic interest payments from the issuer of the credit-linked security at an agreed-upon interest rate, and, subject to certain conditions, a return of principal at the maturity date.

Credit-linked securities are typically privately negotiated transactions between two or more parties. The issuer of the credit-linked security will usually be a financial institution or a special purpose vehicle established by a financial institution. An Underlying Fund bears the risk that the issuer of the credit-linked security will default or become bankrupt. An Underlying Fund bears the risk of loss of its principal investment, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked security.

Credit-linked securities are also subject to the credit risk of the corporate issuers underlying the credit default swaps. If one or more of the credit events agreed upon in the credit default swap occurs with respect to one or more of the underlying corporate issuers and the credit default swap is physically-settled, an Underlying Fund may receive physical delivery of the security or loan that is subject to the relevant credit event, and the Underlying Fund’s principal investment would be reduced by the corresponding face value of the security or loan that is the subject of the credit event. In instances where the underlying credit default swap is cash-settled on the occurrence of a credit event, an Underlying Fund’s principal investment would be reduced typically by the face value of the security or loan in respect of which the applicable credit event has occurred, and the Underlying Fund would not receive physical delivery of the loan or security that was the subject of the relevant credit event.

The market for credit-linked securities may be, or suddenly can become, illiquid. Indeed, often credit-linked securities are subject to significant restrictions on transfer thereby enhancing the illiquidity of such securities. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. In certain cases, a market price for a credit-linked security may not be available. The value of the credit-linked security will typically increase or decrease with any change in value of the underlying collateral, if any, held by the issuer and the credit default swap. Further, in cases where the credit-linked security is structured such that the payments to an Underlying Fund are based on amounts received in respect of, or the value of performance of, any reference obligation specified in the terms of the relevant credit default swap, fluctuations in the value of such reference obligation or the performance of the related reference entity may affect the value of the credit-linked security.

An investment in credit-linked securities involves reliance on the counterparty to the swap entered into with the issuer to make periodic payments to the issuer under the terms of the credit default swap. Any delay or cessation in the making of such payments may be expected in certain instances to result in delays or reductions in payments to an Underlying Fund as investor in such credit-linked securities. Additionally, credit-linked securities

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are typically structured as limited recourse obligations of the issuer of the securities such that the securities issued will usually be obligations solely of the issuer and will not be obligations or responsibilities of any other person.

Currency Transactions. Those Underlying Funds that may engage in currency transactions do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Funds’ assets that are denominated in a foreign currency. The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of an Underlying Fund’s return with the performance of its underlying index and may lower the Underlying Fund’s return. An Underlying Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, an Underlying Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Diversification and Concentration. Certain of the Underlying Funds are “diversified funds.” A diversified fund is one that, with respect to 75% of its total assets (excluding cash and cash items, government securities, and securities of other investment companies), does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer. The remaining 25% of a diversified Fund’s assets may be invested in any manner.

Other Underlying Funds are classified as “non-diversified” for purposes of the 1940 Act. A “non-diversified” classification means that an Underlying Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Fund’s underlying index and, consequently, the Underlying Fund’s investment portfolio. This may adversely affect the Underlying Fund’s performance or subject the Underlying Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

In addition, an Underlying Fund may concentrate its investments in a particular industry or group of industries. The securities of issuers in particular industries may dominate the Underlying Fund’s underlying index and consequently the Underlying Fund’s investment portfolio. This may adversely affect the Underlying Fund’s performance or subject the Underlying Fund’s shares to greater price volatility than that experienced by less concentrated investment companies.

Each Underlying Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, and to relieve the Underlying Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of an Underlying Fund and make it less likely that the Underlying Fund will meet its investment objective.

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Floating- and Variable-Rate Obligations. Certain of the Underlying Funds may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating- and variable-rate instruments that the Underlying Funds may purchase include certificates of participation in such instruments. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk. The interest rate on an inverse floating-rate security resets in the opposite direction from the market rate of interest to which the security is benchmarked. An inverse floating rate security may exhibit greater price volatility than a fixed-rate security of similar credit quality.

Certain of the Underlying Funds may purchase floating- and variable-rate obligations. Those Underlying Funds may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, as determined in accordance with Rule 2a-7 of the 1940 Act. Variable rate demand notes include master demand notes that are obligations that permit an Underlying Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Underlying Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, an Underlying Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and an Underlying Fund may invest in obligations that are not so rated only if BFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Underlying Fund may invest. BFA, on behalf of an Underlying Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Underlying Fund’s portfolio.

Non-U.S. Securities and Emerging Markets Securities. Certain of the Underlying Funds may invest in certain securities of non-U.S. issuers. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation or war, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, potential restrictions of the flow of international capital, generally less liquid and less efficient securities markets, generally greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, higher transaction and custody costs, delays and risks attendant in settlement procedures, difficulties in enforcing contractual obligations, lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets, more substantial government interference with the economy and transaction costs of foreign currency conversions. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. In addition, changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Certain foreign markets also experience acts of terrorism, territorial disputes or other defense concerns. These situations may have a significant impact on the economies of, and investments in, these geographic areas.

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Obligations of Foreign Governments, Supranational Entities and Banks. Certain of the Underlying Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which the Underlying Fund may invest. Certain foreign governments, specifically foreign governments in emerging markets, historically have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts. Certain of the Underlying Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of an Underlying Fund’s assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Certain of the Underlying Funds may invest a portion of their total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Certain of the Underlying Funds may purchase publicly traded common stocks of foreign corporations. To the extent an Underlying Fund invests in securities of foreign issuers, the Underlying Fund’s investment in such securities may also be in the form of American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. An Underlying Fund may invest in Depositary Receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Emerging Markets. Some foreign markets in which the Underlying Funds invest are considered to be emerging markets. Investment in these emerging markets subjects an Underlying Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in developed markets.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. Certain of the Underlying Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although an Underlying Fund will generally purchase securities with the intention of acquiring

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them, the Underlying Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by BFA.

Funding Agreements. Certain of the Underlying Funds may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. An Underlying Fund will purchase short-term funding agreements only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories by a nationally recognized statistical ratings organization (“NRSRO”).

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by an Underlying Fund may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Underlying Fund’s Board of Trustees.

Futures Contracts, Options Transactions, and Swap Transactions. Futures Contracts and Options Transactions. The Underlying Funds may enter into futures contracts and may purchase and write (i.e., sell) options. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. The seller of a futures contract may never actually deliver the commodity or financial instrument. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date, with the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. Futures contracts are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes). In addition, in employing futures contracts as a hedge against cash market price volatility, futures prices may correlate imperfectly with the prices of securities held by an Underlying Fund. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. Although each Underlying Funds intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time.

An option transaction generally involves a right, which may or may not be exercised, to buy or sell a security, commodity or financial instrument at a particular price on a specified future date. Options may be exchange-traded or traded over-the-counter (“OTC options”). Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded. There is no assurance that a liquid secondary market will exist for any particular options at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price.

Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon the exercise of an option on a futures contract, which is exchange-traded, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures

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contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily and that change would be reflected in the NAV of an Underlying Fund. The potential for loss related to writing options is unlimited.

Exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require an Underlying Fund to continue to hold a position until delivery or expiration regardless of change in its value. As a result, an Underlying Fund’s access to other assets held to cover its options or futures positions could also be impaired. In addition, if it is not possible to, or if an Underlying Fund determines not to close a position in anticipation of adverse price movements, the Underlying Fund will be required to make daily cash payments on variation margin. The Underlying Funds maintain liquid assets in connection with futures contracts.

By purchasing a put option, an Underlying Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, an Underlying Fund pays the current market price for the option (the “option premium”). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. As a purchaser, an Underlying Fund may terminate its position in a put option by allowing it to expire or by exercising the option. If an Underlying Fund allows the option to expire, the Underlying Fund will lose the entire premium. If an Underlying Fund exercises the option, the Underlying Fund completes the sale of the underlying instrument at the strike price. An Underlying Fund may also terminate a put option by closing it out in the secondary market at its current price, if a liquid secondary market exists.

As the buyer of a typical put option, an Underlying Fund can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, an Underlying Fund, as the put buyer, can expect to suffer a loss (limited to the amount of the premium, plus related transactions costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

As the writer of a put or call option, an Underlying Fund takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, an Underlying Fund (as the writer) assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. An Underlying Fund (as the writer) may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, an Underlying Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, an Underlying Fund will be required to make margin payments to a futures commission merchant.

If securities prices rise, an Underlying Fund, as a put writer, would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remained the same over time, it is likely that an Underlying Fund would also profit, because it should be able to close out the option at a lower price. If security prices fall, an Underlying Fund would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instruments directly, however, because the premium received for writing the option should mitigate the effects of the decline.

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Writing a call option obligates an Underlying Fund to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, an Underlying Fund, as a call writer, mitigates the effects of a price decline. At the same time, because an Underlying Fund must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Underlying Fund would give up some ability to participate in security price increases.

Each Underlying Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 of the U.S. Commodity Exchange Act, as amended (the “Commodity Exchange Act”) (except that in the case of the BlackRock Cash Funds: Institutional, the filing was made by the BlackRock Cash Funds: Institutional’s related Master Portfolio) and, therefore, the Underlying Funds are not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. Additionally, each Master Portfolio in which the LifePath Funds invest has also filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 of the Commodity Exchange Act and is not subject to registration or regulation as commodity pool operator under the Commodity Exchange Act.

Each Underlying Fund may take advantage of opportunities in the area of options and futures contracts and other derivative investments which are not presently contemplated for use by the Underlying Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Underlying Fund’s investment objective and legally permissible for the Underlying Fund.

An Underlying Fund may invest in index futures and options on index futures as a substitute for a comparable market position in the underlying securities. Each Underlying Fund intends to purchase and sell futures contracts on the index for which it can obtain the best price with consideration also given to liquidity.

An Underlying Fund may also invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. An Underlying Fund may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures and price movements in an Underlying Fund’s portfolio securities which are the subject of the transaction.

Swap Transactions. An Underlying Fund may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps, as well as structured credit instruments, including but not limited to ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes, each of which is comprised of default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If an Underlying Fund enters into a swap transaction, cash or securities may be posted by or to the Underlying Fund as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, an Underlying Fund will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to an Underlying Fund or other party, the risk of loss to the Underlying Fund would generally be limited to the net amount of payments that the Underlying Fund is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Underlying Fund would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to an Underlying Fund upon an early termination of the swap agreement as described above, the Underlying Fund could be exposed to the risk of loss in the event that any collateral held by the Underlying Fund would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. Certain types of swaps are described in greater detail below. The Underlying Funds maintain liquid assets in connection with transactions in swaps, including each type of swap described in greater detail below.

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Interest-rate swaps involve the exchange by an Underlying Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by an Underlying Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. If there is a default by the other party to such a transaction, an Underlying Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions.

A credit default swap is a contract between two parties that transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement BFA’s view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, an Underlying Fund may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of an Underlying Fund to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the reference entity. An Underlying Fund may also buy credit default protection with respect to a reference entity if, in the judgment of BFA, there is a high likelihood of credit deterioration. In such instance, an Underlying Fund will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high-yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment-grade securities, creating the risk that the newer markets will be less liquid and that it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, an Underlying Fund would have rights solely against the counterparty and would have no recourse against the reference entity as a result of the counterparty default.

In a cash-settled credit default swap where an Underlying Fund is buying protection, the Underlying Fund makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where an Underlying Fund is selling protection, the Underlying Fund would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by an Underlying Fund and pay to the Underlying Fund an amount equal to the notional amount of the transaction. In exchange for this risk protection, an Underlying Fund would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where an Underlying Fund sells protection, the Underlying Fund would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. An Underlying Fund would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, an Underlying Fund would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction.

In an attempt to increase the liquidity of credit default swaps, numerous credit default swaps may also be aggregated into structured credit instruments based on indexes such as the ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes. In addition to the risks generally associated with credit default swaps, these structured credit

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instruments carry additional risks including, but not limited to: (i) concentrated portfolios with heightened exposure to movements in a particular segment of the market; (ii) significant leverage that could magnify the affect of adverse events; (iii) distributions from the collateral may not be adequate to make interest or other payments; (iv) the quality of the collateral may decline in value or default; (v) structured credit instruments may be organized into tranches, with subordinate tranches facing increased exposure to adverse events; (vi) the market for structured credit instruments may become illiquid; and (vii) structured credit instruments are a relatively new product and may not be fully understood at the time of investment and may give rise to disputes with the issuer or unexpected investment results.

An Underlying Fund may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, an Underlying Fund may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When an Underlying Fund purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When an Underlying Fund writes a swaption, upon exercise of the swaption, the Underlying Fund becomes obligated according to the terms of the underlying agreement.

Stock Index Futures and Options on Stock Index Future. Certain of the Underlying Funds may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. An index futures contract is a standardized agreement between two parties that commits one party to buy and the other party to sell a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers “shares” of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date—the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. An Underlying Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

An option on a stock index is similar to an option on a stock except that expiration cycles vary either monthly or quarterly and the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiplier. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset a position in stock index options prior to expiration by entering into a closing transaction on an exchange or the writer may let the option expire unexercised. The Underlying Funds maintain liquid assets in connection with these types of futures contracts.

High Yield Securities. Certain of the Underlying Funds may invest in high-yield securities. These securities are generally not exchange traded and, as a result, trade in a smaller secondary market than exchange-traded bonds. In addition, certain of the Underlying Funds may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. Investing in high yield debt securities involves risks that are greater than the risks of investing in higher quality debt securities. These risks include: (i) changes in credit status, including weaker overall credit conditions of issuers and risks of default; (ii) industry, market and economic risk; (iii) interest rate fluctuations; and (iv) greater price variability and credit risks of certain high yield securities such as zero coupon and payment-in-kind securities. While these risks provide the opportunity for maximizing return over time, they may result in greater upward and downward movement of the value of an Underlying Fund’s portfolio.

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Furthermore, the value of high yield securities may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, and tend to be more sensitive to economic conditions than are higher-rated securities. Adverse market, credit or economic conditions could make it difficult at certain times to sell certain high yield securities held by an Underlying Fund.

Hybrid ARM Securities. Hybrid ARM securities are interests in pools of hybrid adjustable-rate mortgages (hybrid ARMs). A hybrid ARM is a mortgage in which the interest rate is fixed for a specified period and then resets periodically, or floats, for the remaining mortgage term. After the initial fixed interest rate period, the interest rate on a hybrid ARM can be reset by a maximum specified amount to an adjustable rate based on a margin over an identified index. As with other adjustable rate mortgages, the adjustable interest rates on hybrid ARMs are subject to periodic and lifetime caps on the increased rates that mortgagors are required to pay.

Hybrid ARM securities are subject to a combination of the risks associated with fixed-rate and adjustable-rate mortgage backed-securities. If a greater percentage of the mortgage pool backing a hybrid ARM security consists of hybrid ARMS in their initial fixed-rate mode, the hybrid ARM securities will be more susceptible to the risks associated with fixed-rate bonds and mortgage-backed securities. These risks would include possible reductions in market value (i) during periods of rising interest rates and (ii) due to the unanticipated shortening or extension of the security’s average life resulting from unforeseen mortgage prepayment patterns. If a greater percentage of the underlying mortgage pool consists of hybrid ARMS in their adjustable-rate mode, the hybrid ARM securities will be more susceptible to the risks associated with capped adjustable-rate securities. These risks include (i) the possibility of reduced yields during periods of falling interest rates, (ii) possible reductions in market value if market interest rates rise above the interest rate caps on the underlying hybrid ARMs, and (iii) possible increases in mortgage default rates to the extent that mortgagors are unable to afford higher adjustable mortgage rates.

Because hybrid ARM securities are more complex than conventional fixed-rate and adjustable-rate mortgage-backed securities, it may be more difficult for investors to analyze and predict how the values of hybrid ARM securities will change in response to market interest rate and credit conditions. As a result of this uncertainty, a hybrid ARM security could suffer from a disproportionate reduction in value or loss of market liquidity during periods of volatile interest rates or credit market disruptions.

Illiquid Securities. Certain of the Underlying Funds may invest up to 15% (except that BlackRock Cash Funds: Institutional may invest only up to 10%) of the value of their respective net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with their respective investment objectives. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which an Underlying Fund cannot exercise a demand feature on not more than seven days’ notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Inflation-Protected Obligations. Certain of the Underlying Funds invest almost exclusively in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are a type of U.S. government obligation issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

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Investment Companies, REITs. The Underlying Funds may invest in the securities of other investment companies (including money market funds) and certain of the Underlying Funds may invest in real estate investment trusts (“REITs”) to the extent allowed by law. Under the 1940 Act, an Underlying Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Underlying Fund’s total assets with respect to any one investment company and (iii) 10% of the Underlying Fund’s total assets of investment companies in the aggregate. To the extent allowed by law or regulation, each Underlying Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BFA or otherwise affiliated with BFA, in excess of the limits discussed above. Other investment companies in which an Underlying Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Underlying Fund.

An Underlying Fund may purchase shares of ETFs. An Underlying Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts—to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Underlying Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. An Underlying Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index. An Underlying Fund may invest in shares of ETFs that are advised by BFA.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10% of its assets in shares of other iShares Funds, which are ETFs advised by BFA that seek to track the performance of equity securities in constituent countries of the MSCI Emerging Markets Index. BFA will not charge advisory fees on that portion of the iShares MSCI Emerging Market Index Fund’s assets invested in shares of other iShares Funds.

An investment in an iShares Fund that invests in foreign countries involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the respective countries covered by the individual iShares Fund. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. See “Foreign Securities; Emerging Markets” above.

Loans of Portfolio Securities. Each Underlying Fund may lend portfolio securities in the same manner as the Master Portfolios, as described above.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which certain of the Underlying Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of an Underlying Fund may be used for letter of credit-backed investments.

Loan Participations and Assignments. An Underlying Fund may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, an Underlying Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The

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borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent an Underlying Fund derives its rights from the intermediary bank that sold the loan participation. Interests in loan participations in which an Underlying Fund may invest may not be rated by any nationally recognized rating service. An Underlying Fund will invest in loan participations that are not rated only if BFA determines that at the time of the investment the interests in loan participations are of comparable quality to the other instruments in which the Underlying Fund may invest.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for an Underlying Fund to assert its rights against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, an Underlying Fund could be subject to delays, expenses, and risks, which are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the borrower.

An Underlying Fund may also assume the credit risk associated with an interposed bank or other financial intermediary. In the case of a loan that is administered by an agent bank acting as agent for all holders, the agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, an Underlying Fund has direct recourse against the corporate borrower, the Underlying Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of an Underlying Fund were determined to be subject to the claims of the agent bank’s general creditors, the Underlying Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Moreover, under the terms of the loan participation, an Underlying Fund may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Underlying Fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, the Underlying Fund’s NAV and yield could be adversely affected. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

An Underlying Fund may invest in loan participations of below investment-grade quality. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, an Underlying Fund bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may be subject to restrictions on resale. In addition, the secondary market, if any, for loans and other types of direct indebtedness may be limited; thus, loans and other types of direct indebtedness purchased by an Underlying Fund may be treated as illiquid.

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Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to an Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, an Underlying Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, an Underlying Fund relies on BFA’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Underlying Fund.

Mortgage Securities. Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or “CMOs”), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.

The value of mortgage securities may change due to shifts in the market’s perception of the creditworthiness of issuers and changes in interest rates. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

Non-governmental mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk. Prepayment risk is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities. In addition, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Also see “Asset-Backed and Commercial Mortgage-Backed Securities,” “Hybrid ARM Securities” and “Mortgage Pass-Through Securities.”

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Mortgage Pass-Through Securities. Certain of the Underlying Funds may invest in mortgage pass-through securities which are a category of pass-through securities backed by pools of mortgages and issued by the Government National Mortgage Association (“GNMA”), or by one of several U.S. government-sponsored enterprises, such as the Federal National Mortgage Association (“FNMA”), or Federal Home Loan Mortgage Corporation (“FHLMC”), or the Federal Home Loan Banks (“FHLBs”). In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

A significant portion of the Barclays Capital U.S. Aggregate Index (the “Barclays Capital Aggregate Index”), (about 38.5% as of March 31, 2009), represents the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. Therefore, a substantial portion of the iShares Barclays Capital Aggregate Bond Fund is invested to seek exposure to a representative sample of U.S. agency mortgage pass-through securities. The portion of the Barclays Capital Aggregate Index representing the mortgage pass-through segment of the U.S. investment grade bond market is comprised of multiple pools of mortgage pass-through securities.

Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Should the government adopt new laws providing mortgage borrowers with additional rights to renegotiate interest rates, alter terms, obtain orders to modify their mortgage terms through the bankruptcy courts, or otherwise allow borrowers to modify or restructure existing mortgages, this may negatively impact mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, an Underlying Fund may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. An Underlying Fund may use TBA transactions in several ways. For example, an Underlying Fund may regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” an Underlying Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, an Underlying Fund may enter into TBA agreements and settle such transactions on the

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stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose an Underlying Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, an Underlying Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. The use of “TBA rolls” may cause an Underlying Fund to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to interestholders. The Underlying Funds maintain liquid assets in connection with the TBA transactions.

The iShares Barclays Aggregate Bond Fund intends to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds affiliated with BFA.

Municipal Securities. Certain of the Underlying Funds may invest in municipal securities. Municipal securities are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which the Underlying Funds may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds. There is no guarantee that income from municipal securities will be exempt from federal or state taxes. Changes in federal or state tax treatment of municipal securities may make municipal securities less attractive as investments or cause them to lose value.

In addition, certain of the Underlying Funds may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

The BlackRock Cash Funds: Institutional may invest in ‘high-quality’ long-term municipal bonds, municipal notes and short-term commercial paper, with remaining maturities not exceeding 397 calendar days.

Participation Interests. An Underlying Fund may invest in participation interests in any type of security in which the Underlying Fund may invest. A participation interest gives an Underlying Fund an undivided interest in the underlying securities in the proportion that the Underlying Fund’s participation interest bears to the total principal amount of the underlying securities.

Ratings. An investment-grade rating means the security or issuer is rated investment-grade by Moody’s® Investors Service (“Moody’s”), Standard & Poor’s® Rating Services, a division of McGraw-Hill Companies, Inc. (“S&P”), Fitch Inc. (“Fitch”), Dominion Bond Rating Service Limited, or another credit rating agency designated as a NRSRO by the SEC, or is unrated but considered to be of equivalent quality by BFA. Bonds rated Baa by Moody’s or BBB by S&P or above are considered “investment grade” securities; bonds rated Baa are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics, while bonds rated BBB are regarded as having adequate capacity to pay principal and interest.

Subsequent to purchase by the applicable Underlying Funds, a rated security may cease to be rated or its rating may be reduced below an investment grade rating. Bonds rated lower than Baa3 by Moody’s or BBB- by S&P are below investment grade quality and are obligations of issuers that are considered predominantly speculative

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with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such securities (“lower rated securities”) are commonly referred to as “junk bonds” and are subject to a substantial degree of credit risk. Lower rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial. Bonds rated below investment grade tend to be less marketable than higher-quality bonds because the market for them is less broad. The market for unrated bonds is even narrower.

Repurchase Agreements. An Underlying Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Underlying Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Underlying Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Underlying Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that an Underlying Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, a repurchase obligation with a particular counterparty must satisfy the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7 under the Investment Company Act.

Repurchase agreements pose certain risks for an Underlying Fund that utilizes them. Such risks are not unique to the Underlying Funds but are inherent in repurchase agreements. The Underlying Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Underlying Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Underlying Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, an Underlying Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Restricted Securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to an Underlying Fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended or in a registered public offering. Where registration is required, the restricted security’s holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell a security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

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Reverse Repurchase Agreements. Certain of the Underlying Funds may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that an Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Underlying Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if an Underlying Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and an Underlying Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to an Underlying Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of an Underlying Fund’s assets. The custodian bank will maintain a separate account for the Underlying Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings. The custodian for the Underlying Fund maintains liquid assets having a value equal to or greater than reverse repurchase agreements commitments.

Short-Term Instruments. Each Underlying Fund may invest in short-term instruments in the same manner as the Master Portfolios, as described above.

Unrated Investments. The BlackRock Cash Funds: Institutional may purchase instruments that are not rated if, in the opinion of BFA, such obligations are of investment quality comparable to other rated investments that are permitted for purchase by the Fund, if they are purchased in accordance with the Fund’s procedures adopted by the Trust’s Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. Such procedures require approval or ratification by the Board of Trustees of the purchase of unrated securities. After purchase by the BlackRock Cash Funds: Institutional, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require an immediate sale of such security by the Fund provided that, when a security ceases to be rated, BFA determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, BFA finds that the sale of such security would not be in the BlackRock Cash Funds: Institutional’s shareholder’s best interest.

To the extent the ratings given by a NRSRO may change as a result of changes in such organization or its rating systems, the BlackRock Cash Funds: Institutional will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its registration statement.

U.S. Government Obligations. Certain of the Underlying Funds may invest a portion of their assets in U.S. Government obligations and may make such investments in the same manner as the Master Portfolios, as described above.

Warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specified amount of the corporation’s capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

INVESTMENT POLICIES AND RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

The Funds are subject to certain fundamental restrictions on their investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Funds affected by the change.

1.	DIVERSIFICATION. No Fund will make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act. This restriction does not apply to any Fund classified as a non-diversified company under the 1940 Act.

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2a.	INDUSTRY CONCENTRATION—EQUITY FUND, SMALL/MID CAP EQUITY FUND, INTERNATIONAL EQUITY FUND, EQUITY AND BOND FUND, BOND FUND AND THE LIFEPATH FUNDS. The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Equity and Bond Fund, Bond Fund and the LifePath Funds will not invest 25% or more of their total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

2b.	INDUSTRY CONCENTRATION—MONEY MARKET FUND. The Money Market Fund will not invest 25% or more of its assets (taken at market value at the time of each investment), other than U.S. Government securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks, and repurchase agreements and securities loans collateralized by U.S. Government securities or such bank obligations, in the securities of issuers primarily engaged in the same industry.

2c.	INDUSTRY CONCENTRATION—EQUITY INDEX FUNDS. The Equity Index Funds will concentrate their investments in an industry or industries if, and approximately to the extent that, their benchmark indices concentrate in such industry or industries, except where the concentration of the relevant index is the result of a single stock.

2d.	INDUSTRY CONCENTRATION—TAX ADVANTAGED BOND FUND. The Tax Advantaged Bond Fund may not invest in securities other than municipal securities, except that it may make temporary investments (up to 20% of its total assets under normal circumstances) in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements.

3.	INTERESTS IN REAL ESTATE. No Fund will purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

4.	UNDERWRITING. No Fund will underwrite securities of other issuers except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

5.

BORROWING. No Fund will borrow money, except that, for temporary purposes,: (a) a Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) a Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) a Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. An Equity Index Fund may not borrow money for any purpose.

6.	LENDING. No Fund will lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Fund’s investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.

7.	COMMODITIES. No Fund will purchase or sell commodities or commodity contracts, except that a Fund may (a) enter into futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.

8.	SENIOR SECURITIES. No Fund will issue senior securities except to the extent the activities permitted in Fundamental Restrictions Nos. 5 and 7 may be deemed to give rise to a senior security.

9a.	INVESTMENTS—TAX ADVANTAGED BOND FUND. The Tax Advantaged Bond Fund will (i) invest at least 80% of its assets in tax-exempt securities; or (ii) invest its assets so that at least 80% of the income will be tax-exempt.

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9b.	EQUITY INDEX FUNDS AND LIFEPATH FUNDS. Each of the Equity Index Funds and the LifePath Funds may, notwithstanding any other fundamental policy or restrictions, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions of such Equity Index Fund or LifePath Fund.

9c.	INVESTMENTS—EQUITY AND BOND FUND. The Equity and Bond Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies, U.S. Government securities, or short-term paper.

For the purposes of the restrictions relating to industry concentration, the restrictions noted above in Fundamental Restriction No. 2 do not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

NON-FUNDAMENTAL RESTRICTIONS

The Trust also has adopted the following additional investment restrictions applicable (except as noted) to all Funds. These are not fundamental and may be changed by the Board of Trustees without shareholder approval.

1.	FINANCIAL FUTURES CONTRACTS. No Fund may enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

2.	MARGIN PURCHASES. No Fund may purchase any securities on margin except in connection with investments of certain Funds in futures contracts or options on futures contracts.

3.	PLEDGING ASSETS. No Fund may mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except: (a) as may be necessary in connection with borrowings mentioned in fundamental restriction number 5 above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund’s total assets, taken at market value at the time thereof, or (b) in connection with investments of certain Funds in futures contracts or options on futures contracts.

4a.	ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS. No Fund may purchase securities or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in any combination of:

(i)	repurchase agreements not entitling the holder to payment of principal and interest within seven days, and

(ii)	securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

4b.	ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS—MONEY MARKET FUND. In addition to the non-fundamental restriction in 4a above, the Money Market Fund will not invest in illiquid securities, including certain repurchase agreements or time deposits maturing in more than seven days, if, as a result thereof, more than 10% of the value of its net assets would be invested in assets that are either illiquid or are not readily marketable.

5.	INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Fund may invest in other investment companies in accordance with the restrictions imposed by the Investment Company Act of 1940 and the rules thereunder.

6.	INVESTMENT COMPANY NAMES. Each of the Equity Fund, the Small/Mid Cap Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Bond Fund and Money Market Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, in the particular type of investment that is suggested by the Fund’s name, and each will notify its shareholders at least 60 days prior to any change in such policy.

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7.	FUND OF FUND INVESTMENTS. Any Fund of the Trust whose shares are acquired by another Fund of the Trust in accordance with to Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or a registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

With respect to non-fundamental restriction #5 above, the 1940 Act and the rules thereunder provide that one investment company (the “acquiring fund”) may invest in shares of another investment company (the “acquired fund”) to the extent that:

•	The acquiring fund does not acquire more than 3% of the acquired fund’s outstanding voting securities,

•	The acquiring fund does not acquire securities issued by the acquired fund having an aggregate value greater than 5% of the value of the total assets of the acquiring fund, and

•

The acquiring fund cannot acquire securities issued by the acquired fund if that acquisition would result in the acquiring fund owning securities of the acquired fund and all other investment companies having an aggregate value greater than 10% of the value of the total assets of the acquiring fund.

The normally applicable 3%, 5% and 10% limitations do not apply to a fund, such as the Equity and Bond Fund, which is structured as a fund-of-funds. A fund-of-funds invests exclusively in U.S. Government securities, short-term paper and securities issued by other investment companies that are part of the same group of investment companies. Furthermore, Rule 12d1-1 under the 1940 Act allows an investment company in certain circumstances to invest in another investment company that is a money market fund without regard to the normally applicable 3%, 5% and 10% limitations. To rely on Rule 12d1-1, the acquiring fund may pay no sales charge or service fee in connection with the purchase, sale or redemption of securities issued by the money market fund, unless the acquiring fund’s investment adviser waives an equivalent amount of its fees.

OPERATING POLICIES OF THE S&P 500 STOCK MASTER PORTFOLIO

The S&P 500 Stock Master Portfolio is subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio’s outstanding voting securities. To obtain approval, a majority of the Master Portfolio’s outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting shares.

The S&P 500 Stock Master Portfolio may not:

(1) Purchase the securities of any single issuer if, as a result, with respect to 75% of the Master Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Master Portfolio’s cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

(2) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

(3) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(4) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

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(5) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

(6) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Master Portfolio’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio shall not constitute an underwriting for purposes of this paragraph.

(7) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio’s investments in that industry would equal or exceed 25% of the current value of the Master Portfolio’s total assets, provided that this restriction does not limit the Master Portfolio’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities, and provided further that the Master Portfolio reserve the right to concentrate in any industry in which the index that the Master Portfolio tracks becomes concentrated to approximately the same degree during the same period.

(8) Purchase securities on margin, but the S&P 500 Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

With respect to investment limitation #4 above, the 1940 Act currently allows the S&P 500 Stock Master Portfolio to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.

The S&P 500 Stock Master Portfolio is subject to the following non-fundamental operation policies which may be changed by the Board of Trustees of the Master Fund without the approval of the holders of the Master Portfolio’s outstanding securities. The Master Portfolio may:

1.	invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that a Master Portfolio, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

2.	not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

3.	lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

4.	not purchase interests, leases or limited partnership interests in oil, gas or other mineral exploration or development programs.

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The Master Portfolio will provide interestholders with at least 60 days’ notice of any change to the Master Portfolio’s non-fundamental policy to invest at least 90% of the value of the Master Portfolio’s net assets, plus the amount of any borrowing for investment purposes, in securities comprising the index that the Master Portfolio tracks. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

OPERATING POLICIES OF THE LIFEPATH MASTER PORTFOLIOS

The Master Portfolios in which the LifePath Funds invest are subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio’s outstanding voting securities. To obtain approval, a majority of the Master Portfolio’s outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting shares.

The Master Portfolios may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Master Portfolio’s investments in that industry would equal or exceed 25% of the current value of the Master Portfolio’s total assets, provided that this restriction does not limit a Master Portfolio’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities;

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of a Master Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Master Portfolio’s cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Master Portfolio’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

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(7) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to investment limitation #3 above, the 1940 Act currently allows the S&P 500 Stock Master Portfolio to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of a LifePath Portfolio’s securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Investment Restrictions. The Master Portfolios have adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without interestholder approval by vote of a majority of the Trustees of Master Fund, at any time. The Master Portfolios are subject to the following investment restrictions, all of which are non-fundamental policies.

(1) The Master Portfolios may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that a Master Portfolio, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which the Master Portfolios invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

(2) Each Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Master Portfolio’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolios will not enter into any portfolio security lending arrangement having a duration of longer than one year.

(4) Each Master Portfolio may not purchase securities on margin, but each Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indexes.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

To ensure that disclosure about Fund portfolio holdings is in the best interests of Fund shareholders, the Board of Trustees has adopted policies and procedures with respect to the disclosure of portfolio holdings. The Board of Trustees periodically reviews these policies and procedures to ensure that they adequately protect shareholders and that any disclosure of portfolio holdings information is in the best interests of shareholders. The Board is updated as needed regarding the Trust’s compliance with these policies and procedures, including information relating to any potential conflicts between the interests of the Trust’s shareholders and the interests of the Manager, State Farm VP Management Corp. and their affiliates. Except as provided in that policy, no listing of the portfolio holdings or discussion of one or more portfolio holdings of any series of the Trust shall be provided to any person, including any shareholder of the Trust.

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A complete list of the portfolio holdings of each Fund as of the close of each calendar quarter will be made publicly available on the 60th day of the following calendar quarter, or the next business day if the 60th day is not a business day. In addition, the policy allows the release of nonpublic portfolio holdings information to selected parties if (i) based on a determination by the president, the treasurer, the chief compliance officer, a senior vice president or a vice president of the Trust, disclosure of portfolio holdings information in the manner and at the time proposed is consistent with a legitimate business purpose of the Trust, and (ii) the recipient agrees in writing that it is subject to a duty of confidentiality with respect to that information.

The Trust makes information about each Fund’s portfolio securities available in certain situations described below sooner than when such information is publicly available in filings with the SEC. The disclosure of portfolio holdings is made to K&L Gates LLP, Ernst & Young LLP and RR Donnelley on a quarterly basis.

Identity of Person to whom information is disclosed	Purpose of Disclosure	Compensation or other consideration received by the Trust, the Manager or other party
K&L Gates LLP, legal counsel to the Trust and its independent trustees	To enable K&L Gates LLP to provide legal advice to the Trust	None

Ernst & Young LLP, the Trust’s Independent Registered Public Accountant	To enable Ernst & Young LLP to provide auditing services to the Trust	None

RR Donnelley, the Trust’s financial printer	Prepare Forms N-Q and N-CSR for filing with SEC and prepare the Trust’s annual and semi-annual reports for distribution to shareholders	None

The Trust has a written confidentiality agreement with RR Donnelley, but the Trust does not have written confidentiality agreements with Ernst & Young LLP or K&L Gates LLP. While the Trust does not have separate confidentiality agreements with these two service providers, and, accordingly, it is possible that the Trust’s portfolio information could be selectively disclosed, the Board of Trustees believes that such disclosure is unlikely given industry non-disclosure standards and the Trust’s past experience with these entities. In addition, public knowledge of a service provider’s failure to maintain the confidentiality of portfolio holdings information likely could cause severe reputational damage to these firms, thereby making release of such information very unlikely. The Trust also expects that these service providers will not trade in securities based on the information or use the information except as necessary in providing services to the Trust.

No person or entity shall accept any compensation or consideration of any kind (including any agreement to maintain assets in any Fund or enter into or maintain any other relationship with the Manager or State Farm VP Management Corp.) in connection with the release of information relating to a Fund’s portfolio holdings.

Exceptions to the policy are reported to the Board of Trustees by the chief compliance officer or general counsel no later than at the next regularly scheduled meeting of the Board of Trustees.

PROXY VOTING POLICIES

The Trust has adopted the Manager’s Proxy Voting Policies and Procedures as the Proxy Voting Policies and Procedures for the Trust in accordance with applicable rules under the 1940 Act.

The Manager adopted and implemented its proxy voting policies and procedures to reasonably ensure that proxies are voted in the best interests of its clients, including the Funds, in accordance with Manager’s fiduciary duties and in accordance with applicable rules under the Investment Advisers Act of 1940. The Manager’s proxy

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voting policies and procedures set forth its general voting philosophies, including its procedures for addressing any conflicts of interest that may arise.

The Manager votes proxies on behalf of the Trust with the intention of promoting the greatest long-term shareholder value consistent with governing laws and the investment policies of the Trust. Each proxy vote is cast by the Manager on a case-by-case basis. On most items the Manager votes with management. These generally include routine items related to the operation of the company and not expected to have a significant economic impact on the company and/or its shareholders. The Manager also generally supports proposals that foster good corporate governance. On some items, the Manager generally votes against management, including certain proposals that limit shareholders’ rights. For non-routine proposals that are more likely to affect the structure and operation of the company and to have a greater impact on value of the investment, the Manager carefully reviews and analyzes the issue on a case-by-case basis.

The Manager is not aware of any conflicts of interest between the Manager and the Trust with respect to proxy voting. However, occasions may arise where a person involved in the proxy voting process may have a personal conflict of interest. Any individual associated with the Manager who becomes aware of a conflict of interest between the Manager and the Trust or with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular proxy shall disclose that conflict to the portfolio manager and otherwise remove himself or herself from the proxy voting process. If the portfolio manager has a personal conflict, or if conflicts of interest exist between the Manager and the Trust, such as possible benefits to State Farm insurance companies depending on a proxy voting decision, the Manager would refer the voting decision to its Investment Council, consisting of the Manager’s chief executive officer, chief operating officer and chief financial officer. The Investment Council would then consider all relevant factors in determining how to vote in the best interests of the Trust or whether to retain an independent consultant to make the voting decision. The intention in all cases is to best represent the interests of the Trust.

The Manager’s proxy voting policies and procedures are not exhaustive and do not include all potential voting issues. In special cases, the Manager may seek guidance from advisers on how a particular proxy proposal will impact the financial prospects of a company and vote accordingly.

The Manager has retained Bridgeway and Westwood as sub-advisers to manage, under the Manager’s supervision and direction, the Equity Fund series of the Trust and to vote proxies related to securities held by the Equity Fund. Each sub-adviser has discretion to vote proxies related to the Equity Fund’s portfolio securities it manages.

Bridgeway and Westwood each have adopted Proxy Voting Guidelines. Under those guidelines, Bridgeway has engaged Institutional Shareholder Services (“ISS”), a third party proxy voting agent, to research proxy proposals, provide vote recommendations and vote proxies on behalf of the firm. Bridgeway has, with limited exceptions relating to the election of directors, adopted the ISS Social Advisory Services SRI U.S. Proxy Voting Guidelines (“SRI Guidelines”) for all domestic U.S. proxy issues and the ISS Social Advisory Services SRI International Proxy Voting Guidelines (“SRI International Guidelines”) for all non-domestic proxy issues. In cases where the SRI Guidelines do not address a specific proxy proposal, Bridgeway adopted the ISS U.S. Corporate Governance Policy (“Standard Guidelines”) and instructed ISS to vote in accordance with the Standard Guidelines. To the extent the SRI Guidelines, SRI International Guidelines and the Standard Guidelines do not address a proxy proposal but ISS has done research to address the issue, ISS will vote proxies in the best interest of the Equity Fund. Bridgeway’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any relationship from giving rise to a conflict of interest or influencing Bridgeway’s responsibility to vote proxies in the best interests of its clients.

Pursuant to its Proxy Voting Guidelines, Westwood votes proxies solely in the best economic interests of its clients. Westwood has engaged Broadridge for assistance with the proxy voting process and also engaged Glass Lewis & Co. (“Glass Lewis”) for assistance with proxy research, analysis and voting recommendations. Westwood

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will ordinarily vote proxies in the manner recommended by Glass Lewis, but will vote differently than Glass Lewis’ recommendation if Westwood believes that it is in the best interest of its clients. Westwood’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any conflict of interest from influencing Westwood’s responsibility to vote proxies in the best interest of its clients.

The Manager has reviewed and approved Bridgeway’s and Westwood’s Proxy Voting Guidelines and will continually review amendments to those guidelines, which shall be utilized with respect to the Equity Fund.

The Manager has retained Northern Trust Investments as sub-adviser to manage, under the Manager’s supervision and direction, the Small Cap Index Fund and the International Index Fund series of the Trust and to vote the proxies of securities held by those Funds.

Northern Trust Investments has adopted Proxy Voting Guidelines. Northern Trust Investment’s Proxy Voting Guidelines provide that Northern Trust votes proxies solely in the best economic interests of its clients and to maximize long-term shareholder value. Northern Trust Investment’s Proxy Voting Guidelines allow the investment professionals responsible for voting proxies to have the discretion to make the best decision given the individual facts and circumstances of each issue. Northern Trust Investments will generally oppose proposals where a conflict of interest may exist between management and client interests, such as those that may insulate management or diminish shareholder rights.

Northern Trust Investment’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any relationship from giving rise to a conflict of interest or influencing Northern Trust Investment’s responsibility to vote proxies in the best interests of its clients.

The Manager has reviewed and approved Northern Trust Investment’s Proxy Voting Guidelines and shall continually review any amendments to those guidelines, which shall be utilized with respect to the Small Cap Index Fund and the International Index Fund series of the Trust.

The Manager has retained Rainier as sub-adviser to manage, under the Manager’s supervision and direction, a portion of the Small/Mid Cap Equity Fund and to vote the proxies of securities held by that Fund and managed by Rainier.

Rainier has adopted Proxy Voting Guidelines. Rainier’s Proxy Voting Guidelines provide that Rainier votes proxies solely in the best economic interests of its clients and to maximize long-term shareholder value. Rainier’s Proxy Voting Guidelines provide that Rainier will ordinarily vote proxies in the manner recommended by an independent third party, Institutional Shareholder Services (“ISS”). ISS makes its recommendations based on its independent, objective analysis of the economic interests of shareholders. This process ensures that Rainier votes in the best interests of its advisory clients, and it insulates Rainier’s voting decisions from any potential conflicts of interest.

Rainier’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any relationship from giving rise to a conflict of interest or influencing Rainier’s responsibility to vote proxies in the best interests of its clients.

The Manager has reviewed and approved Rainier’s Proxy Voting Guidelines and shall continually review any amendments to those guidelines, which shall be utilized with respect to the portion of the Small/Mid Cap Equity Fund managed by Rainier.

The Manager has retained Bridgeway as sub-adviser to manage, under the Manager’s supervision and direction, a portion of the Small/Mid Cap Equity Fund and to vote the proxies of securities held by that Fund and managed by Bridgeway. Bridgeway’s Proxy Voting Guidelines for the Small/Mid Cap Equity Fund are the same as those described above for the Equity Fund.

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The Manager has reviewed and approved Bridgeway’s Proxy Voting Guidelines and shall continually review any amendments to those guidelines, which shall be utilized with respect to the portion of the Small/Mid Cap Index Fund managed by Bridgeway.

The Manager has retained Marsico and Northern Cross to manage, under the Manager’s supervision and direction, the International Equity Fund and to vote proxies related to securities held by the International Equity Fund. Each sub-adviser has discretion to vote proxies related to the International Equity Fund’s portfolio securities that it manages.

Marsico and Northern Cross each have adopted Proxy Voting Guidelines. Pursuant to its Proxy Voting Guidelines, Marsico votes proxies solely in the best economic interests of its clients. Marsico generally seeks in companies selected for client portfolios good management teams that generally seek to serve shareholder interests. Therefore, Marsico believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams. In certain circumstances, Marsico’s vote-by-vote analysis of proxy proposals could lead it to conclude that it should vote against certain management recommendations or to abstain from voting when doing so appears consistent with the best interests of clients. Marsico’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any conflict of interest from influencing Marsico’s responsibility to vote proxies in the best interest of its clients.

Pursuant to its Proxy Voting Guidelines, Northern Cross votes proxies solely in the best interests of its clients. Northern Cross engaged Boston Investor Services, Inc. for processing of proxies. Northern Cross will generally vote in favor of management for routine corporate governance issues. Northern Cross will generally vote in favor of management for non-routine corporate governance issues unless voting with management would limit shareholder rights or have a negative impact on shareholder value. Northern Cross may also not vote proxies if voting would be burdensome or expensive or otherwise not in the best interest of clients. Northern Cross’s Proxy Voting Guidelines include policies and procedures to address any conflicts of interest that may arise and to prevent any conflict of interest from influencing Northern Cross’s responsibility to vote proxies in the best interest of its clients.

The Manager has reviewed and approved the Proxy Voting Guidelines of Marsico and Northern Cross and shall continually review any amendments to those guidelines, which shall be utilized with respect to the International Equity Fund series of the Trust.

The Manager’s proxy voting policies and procedures are available to shareowners upon request. Information regarding how each Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-702-2307 and on the SEC’s website at http://www.sec.gov.

MORE ABOUT THE S&P 500 INDEX FUND AND THE LIFEPATH FUNDS

MASTER/FEEDER STRUCTURE

The S&P 500 Index Fund and the LifePath Funds seek to achieve their investment objectives by investing all of their assets into Master Portfolios of the Master Fund. The S&P 500 Index Fund and the LifePath Funds and other entities investing in Master Portfolios are each liable for all obligations of the Master Portfolio. However, the risk of the S&P 500 Index Fund and the LifePath Funds incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Master Fund itself is unable to meet its obligations. Accordingly, the Trust’s Board of Trustees believes that the S&P 500 Index Fund and the LifePath Funds and their respective shareholders will not be adversely affected by investing assets in the Master Portfolios. However, if a mutual fund or other investor withdraws its investment from a Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust’s Board of Trustees believes may be available through investment in a Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

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The S&P 500 Index Fund or a LifePath Fund may withdraw its investment in the Master Portfolios only if the Trust’s Board of Trustees determines that such action is in the best interests of the Fund and its shareholders. Upon any such withdrawal, the Trust’s Board of Trustees would consider alternative investments, including investing all of the Fund’s assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund’s assets in accordance with its investment objective and policies.

The fundamental policies of a Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio’s outstanding interests. Whenever the S&P 500 Index Fund or a LifePath Fund, as an interestholder of a Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will either (1) hold a meeting of its shareholders to consider such matters, and cast its votes in proportion to the votes received from its shareholders (shares for which the S&P 500 Index Fund or a LifePath Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders); or (2) cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolio.

Certain policies of the Master Portfolios which are non-fundamental may be changed by vote of a majority of the Master Fund’s Trustees without interestholder approval. If the Master Portfolio’s investment objective or fundamental or non-fundamental policies are changed, the S&P 500 Index Fund or a LifePath Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The S&P 500 Index Fund or a LifePath Fund also may elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund’s portfolio in accordance with its objective. In the latter case, the Fund’s inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders’ investments in the S&P 500 Index Fund or LifePath Fund. The S&P 500 Index Fund and the LifePath Funds will provide shareholders with 60 days’ written notice prior to the implementation of any change in the investment objective of the Fund or its corresponding Master Portfolio, to the extent possible.

SELECTION OF INVESTMENTS FOR THE S&P 500 STOCK MASTER PORTFOLIO

The manner in which stocks are chosen for the S&P 500 Stock Master Portfolio differs from the way securities are chosen in most other mutual funds. Unlike other mutual funds where the portfolio securities are chosen by an investment adviser based upon the adviser’s research and evaluations, stocks are selected for inclusion in the Master Portfolio’s portfolio to have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the benchmark index taken in its entirety.

As briefly discussed in the Prospectus, the S&P 500 Stock Master Portfolio generally holds every stock in the S&P 500.

Over time, the portfolio composition of the Master Portfolio may be altered (or “rebalanced”) to reflect changes in the characteristics of its benchmark index. Such rebalancings will require the Master Portfolio to incur transaction costs and other expenses.

TRACKING ERROR—S&P 500 STOCK MASTER PORTFOLIO

BFA uses the “expected tracking error” of the Master Portfolio as a way to measure the Master Portfolio’s performance relative to the performance of its benchmark index. An expected tracking error of 5% means that there is a 68% probability that the NAV of the Master Portfolio will be between 95% and 105% of the subject index level after one year, without rebalancing the portfolio composition. A tracking error of 0% would indicate perfect tracking, which would be achieved when the NAV of the Master Portfolio increases or decreases in exact proportion to changes in its benchmark index. Factors such as expenses of the Master Portfolio, taxes, the need to comply with the diversification and other requirements of the Code and other requirements may adversely impact the

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tracking of the performance of the Master Portfolio to that of its benchmark index. In the event that tracking error exceeds 5%, the Board of Trustees of the Master Fund will consider what action might be appropriate to reduce the tracking error.

SELECTION OF INVESTMENTS FOR THE SMALL CAP INDEX FUND AND THE INTERNATIONAL INDEX FUND

The manner in which stocks are chosen for the Small Cap Index Fund and the International Index Fund differs from the way securities are chosen in most other mutual funds. Unlike other mutual funds where the portfolio securities are chosen by an investment adviser based upon the adviser’s research and evaluations, stocks are selected for these Funds to have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the benchmark index taken in its entirety. The Small Cap Index Fund and the International Index Fund generally do not hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, the Small Cap Index Fund attempts to hold a representative sample of the securities in the Russell 2000 Index, which Northern Trust Investments selects utilizing proprietary quantitative analytical models in a technique known as “portfolio optimization.” Under this technique, stocks are selected for inclusion if the fundamental investment characteristics of the security reduce the portfolio’s predicted tracking error against the benchmark index. The International Index Fund holds securities selected by Northern Trust Investments utilizing a quantitative model known as minimum variance optimization. Under this technique, stocks are selected for inclusion if the fundamental investment characteristics of the security reduce the portfolio’s predicted tracking error against the benchmark index. Northern Trust Investments seeks to construct the portfolio of each of the Small Cap Index Fund and the International Index Fund so that, in the aggregate, their capitalization, industry and fundamental investment characteristics perform like those of their benchmark index. Over time, the portfolio composition of each of these Funds may be altered (or “rebalanced”) to reflect changes in the characteristics of its benchmark index or, with a view to bringing the performance and characteristics more in line with that of their benchmark index. Such rebalancings will require the Funds to incur transaction costs and other expenses. The Small Cap Index Fund and the International Index Fund reserve the right to invest in all of the securities in their benchmark index.

TRACKING ERROR—SMALL CAP INDEX FUND AND INTERNATIONAL INDEX FUND

As discussed in the Prospectuses, the Small Cap Index Fund and the International Index Fund are subject to the risk of tracking error. Tracking error may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by these Funds and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform a Fund’s holdings to its investment objective. Tracking error also may occur due to factors such as the size of a Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Fund’s benchmark index or the manner in which the index is calculated or because the indexing and investment approach of Northern Trust Investments does not produce the intended goal of these Funds. Northern Trust Investments monitors tracking error for the Small Cap Index Fund and the International Index Fund at least quarterly.

RELATIONSHIP WITH THE INDEX PROVIDERS

STANDARD & POOR’S

The S&P 500 Index Fund and the S&P 500 Stock Master Portfolio seek to match the performance of the Standard & Poor’s Index of 500 stocks (“S&P 500”). “Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard and Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Mutual Fund Trust (the “Trust”). Neither the S&P 500 Index Fund nor the S&P 500 Stock Master Portfolio is sponsored, endorsed sold or promoted by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (“S&P”).

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S&P makes no representation or warranty, express or implied, to the owners of the S&P 500 Index Fund, the S&P 500 Stock Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the S&P 500 Index Fund. S&P has no obligation to take the needs of the Trust or the owners of the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the S&P 500 Index Fund or the timing of the issuance or sale of the S&P 500 Index Fund or in the determination or calculation of the equation by which the S&P 500 Index Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P 500 Index Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

RUSSELL 2000

The Small Cap Index Fund seeks to match the performance of the Russell 2000® Index (the “Russell 2000”). The Russell 2000® tracks the common stock performance of the 2000 smallest U.S. companies in the Russell 3000 Index, representing about 10% in the aggregate of the capitalization of the Russell 3000 Index. The Russell 2000® and the Russell 3000® are trademarks/service marks, and “Russell” is a trademark, of Frank Russell Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund nor any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000®. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell 2000®.

Frank Russell Company’s publication of the Russell 2000® in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000® or any data included in the Russell 2000®. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000® or any data included therein, or any security (or combination thereof) comprising the Russell 2000®. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000® or any data or any security (or combination thereof) included therein.

EAFE® FREE INDEX

The International Index Fund seek to match the performance of the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (“the EAFE® Free Index”). The EAFE® Free Index is the exclusive property of Morgan Stanley Capital International Inc. (“MSCI”). Morgan Stanley Capital International is a service

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mark of MSCI and has been licensed for use by the Trust. The International Index Fund is not sponsored, endorsed, sold or promoted by MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of shares of the International Index Fund or any member of the public regarding the advisability of investing in funds generally or in the shares of the International Index Fund particularly or the ability of the EAFE® Free Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE® Free Index, which is determined, composed and calculated by MSCI without regard to the Trust or International Index Fund. MSCI has no obligation to take the needs of the Trust or International Index Fund or the owners of the International Index Fund into consideration in determining, composing or calculating the EAFE® Free Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the International Index Fund to be issued or in the determination or calculation of the equation by which the International Index Fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the International Index Fund in connection with the administration, marketing or trading of the International Index Fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE EAFE® FREE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE EAFE® FREE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, THE TRUST’S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE EAFE® FREE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED BY MSCI TO THE TRUST OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE EAFE® FREE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

TRUSTEES AND OFFICERS

The Board of Trustees has overall responsibility for the conduct of the Trust’s affairs. The Trust is not required to hold annual meetings of shareowners and does not intend to do so. Delaware law permits shareowners to remove Trustees under certain circumstances and requires the Trust to assist in shareowner communications.

Committees. There are two standing committees of the Board of Trustees—the Executive Committee and the Committee of Independent Trustees. The members of the Executive Committee are Edward B. Rust, Jr., Michael L. Tipsord and James A. Shirk. Messrs. Rust and Tipsord are “interested persons” of the Trust, as that term is defined in the 1940 Act, whereas Mr. Shirk is not an “interested person.” Trustees who are not interested persons of the Trust under the 1940 Act are referred to in this SAI as “Independent Trustees.” The Executive Committee acts on behalf of the entire Board of Trustees during intervals between meetings of the Board of Trustees. Actions of the Executive Committee must be consistent with the Trust’s declaration of Trust. During calendar year 2008, the Executive Committee did not meet.

The Committee of Independent Trustees includes as its members each Independent Trustee of the Trust listed under the heading “Management Information—State Farm Mutual Fund Trust” in this SAI. The Committee of Independent Trustees operates pursuant to a separate charter and is responsible for overseeing the Trust’s accounting and financial reporting practices, reviewing the results of the annual audits of the Trust’s financial statements and interacting with the Trust’s independent registered public accountants on behalf of the full Board of Trustees. Moreover, the Committee of Independent Trustees is responsible for overseeing the effective functioning of the Board of Trustees, nominating candidates for election as Independent Trustees, reviewing the investment management, distribution, and 12b-1 plans of the Trust and making recommendations to the full Board of Trustees regarding entering into or the continuation of such agreements. During calendar year 2008, the Committee of Independent Trustees held 4 meetings.

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The Committee of Independent Trustees will consider nominees recommended by shareholders. A shareholder who wants to nominate a person as an Independent Trustee candidate needs to submit the recommendation in writing to the Board indicating, among other things, the number of Trust shares owned by the shareholder and the date those shares were acquired, a full listing of the proposed candidate’s education, experience, and current employment, and a written and signed consent of the candidate to be named as a nominee and to serve as trustee of the Trust. The Committee of Independent Trustees will consider candidates for nominees for Independent Trustee positions received from shareholders in the same manner that it considers nominee candidates received from other sources. To obtain more information regarding the procedure for recommending a nominee candidate for Independent Trustee and the information that must be included in the submission of a request to the Committee of Independent Trustees, a shareholder should contact the Manager by writing to State Farm Investment Management Corp., Attn.: Secretary, Three State Farm Plaza, N-1, Bloomington, Illinois 61791-0001.

It is possible that the interests of the Equity and Bond Fund could diverge from the interests of one or more of the underlying Funds in which it invests. If such interests were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Trustees and officers fulfill their fiduciary duties to each Fund. The Trustees believe they have structured each Fund to avoid these concerns. However, conceivably, a situation could occur where proper action for the Equity and Bond Fund could be adverse to the interests of an underlying Fund, or the reverse could occur. If such a possibility arises, the Manager and the Trustees and officers of the Trust will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict. Moreover, close and continuous monitoring will be exercised to avoid, insofar as possible, these concerns.

The Trustees and officers of the Trust, their ages at December 31, 2008, their principal occupations for the last five years and their affiliations, if any, with the Manager and State Farm VP Management Corp., the Trust’s principal underwriter, are listed below. The information is provided first for Independent Trustees, and next for Trustees who are interested persons of the Trust and for officers.

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Management Information—State Farm Mutual Fund Trust

I. Information about Non-Interested (Independent) Trustees of State Farm Mutual Fund Trust

Name, Address, and Age	Position(s) Held with Fund	Length of Time Served and Term of Office	Principal Occupation(s) During the Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Thomas M. Mengler One State Farm Plaza Bloomington, Illinois 61710 Age 55	Trustee	Began service in 2000 and serves until successor is elected or appointed.	DEAN and PROFESSOR OF LAW—University of St. Thomas School of Law (since 6/2002); TRUSTEE—State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	29	None

James A. Shirk One State Farm Plaza Bloomington, Illinois 61710 Age 64	Trustee	Began service in 2000 and serves until successor is elected or appointed.	DIRECTOR and PRESIDENT (since 6/1981)—Beer Nuts, Inc. (manufacturer of snack foods); TRUSTEE—State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	29	None

Victor J. Boschini One State Farm Plaza Bloomington, Illinois 61710 Age 52	Trustee	Began service in 2000 and serves until successor is elected or appointed.	CHANCELLOR (since 2003)—Texas Christian University; TRUSTEE—State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	29	None

David L. Vance One State Farm Plaza Bloomington, Illinois 61710 Age 56	Trustee	Began service in 2000 and serves until successor is elected or appointed.	CONSULTANT/PRESIDENT (since 2/2007)—Manage Learning LLC (consults with organizations on learning strategy, governance, measurement and evaluation); RETIRED (1/2007-2/2007); PRESIDENT (1/2000-1/2007)—Caterpillar University; CHIEF ECONOMIST AND MANAGER of the Business Intelligence Group (1/1994-1/2007)—Caterpillar, Inc. (manufacturer of heavy equipment and earth-moving machinery); TRUSTEE—State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	29	None

Donald A. Altorfer One State Farm Plaza Bloomington, Illinois 61710 Age 65	Trustee	Began service in 2000 and serves until successor is elected or appointed.	CHAIRMAN (since 1/1998)—Altorfer, Inc. (dealer in heavy machinery and equipment); TRUSTEE—State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	29	None

Alan R. Latshaw One State Farm Plaza Bloomington, Illinois 61710 Age 57	Trustee	Began service in 2005 and serves until successor is elected or appointed.	RETIRED (since 12/2003); TRUSTEE—State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	29	TRUSTEE—MainStay Funds (72 portfolios)

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Management Information—State Farm Mutual Fund Trust

Name, Address, and Age	Position(s) Held with Fund	Length of Time Served and Term of Office	Principal Occupation(s) During the Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Anita M. Nagler One State Farm Plaza Bloomington, Illinois 61710 Age 52	Trustee	Began service effective 12/1/2006, and serves until successor is elected or appointed.	PRIVATE INVESTOR; CHIEF EXECUTIVE OFFICER and CHAIRMAN (until 2005)—Harris Alternatives, L.L.C. (investment adviser to funds of hedge funds); and TRUSTEE—State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	29	None

II. Information about Interested Trustees/Officers of State Farm Mutual Fund Trust

Name, Address, and Age	Position(s) Held with Fund	Length of Time Served and Term of Office	Principal Occupation(s) During the Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Edward B. Rust, Jr.* One State Farm Plaza Bloomington, Illinois 61710 Age 58	Trustee and President	Began service in 2000 and serves until successor is elected or appointed.	CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE OFFICER, and DIRECTOR—State Farm Mutual Automobile Insurance Company; PRESIDENT and DIRECTOR—State Farm VP Management Corp., State Farm Investment Management Corp.; PRESIDENT and TRUSTEE—State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	29	DIRECTOR— McGraw-Hill Corporation (publishing company); DIRECTOR—Caterpillar, Inc.; DIRECTOR—Helmerich & Payne, Inc. (energy exploration and production company)

Michael L. Tipsord* One State Farm Plaza Bloomington, Illinois 61710 Age 49	Trustee, Senior Vice President and Treasurer	Began service in 2002 and serves until successor is elected or appointed.	VICE CHAIRMAN (since 1/2005), CHIEF FINANCIAL OFFICER (since 9/2002), TREASURER (since 7/2001), SENIOR VICE PRESIDENT (9/2002-1/2005)—State Farm Mutual Automobile Insurance Company; DIRECTOR, SENIOR VICE PRESIDENT and TREASURER (since 12/2002)—State Farm Investment Management Corp., State Farm VP Management Corp.; TRUSTEE, SENIOR VICE PRESIDENT and TREASURER (since 12/2002)—State Farm Variable Product Trust, State Farm Associates’ Funds Trust.	29	None

*	Messrs. Rust and Tipsord are “interested” Trustees as defined by the 1940 Act because each is (i) an Officer of State Farm Mutual Fund Trust (the “Trust”), (ii) a Director of State Farm Investment Management Corp., the Trust’s investment adviser, (iii) a Director of State Farm VP Management Corp., the Trust’s distributor, (iv) an Officer of State Farm Investment Management Corp., and (v) an Officer of State Farm VP Management Corp.

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Management Information—State Farm Mutual Fund Trust

III. Information about Officers of State Farm Mutual Fund Trust

Name, Address, and Age	Position(s) Held with Fund	Length of Time Served and Term of Office	Principal Occupation(s) During the Past 5 years
Susan D. Waring One State Farm Plaza Bloomington, Illinois 61710 Age 59	Vice President	Began service in 2000 and serves until removed.	EXECUTIVE VICE PRESIDENT (since 2004), SENIOR VICE PRESIDENT (2001-2004) and CHIEF ADMINISTRATIVE OFFICER (since 2001)—State Farm Life Insurance Company; SENIOR VICE PRESIDENT and DIRECTOR (since 2001)—State Farm VP Management Corp.; VICE PRESIDENT (Since 2001) and DIRECTOR (Since 2007)—State Farm Investment Management Corp.; VICE PRESIDENT—State Farm Variable Product Trust, State Farm Associates’ Funds Trust.

Donald E. Heltner One State Farm Plaza Bloomington, Illinois 61710 Age 61	Vice President	Began service in 2000 and serves until removed.	VICE PRESIDENT—FIXED INCOME—State Farm Mutual Automobile Insurance Company; VICE PRESIDENT—State Farm Investment Management Corp., State Farm Variable Product Trust, State Farm Associates’ Funds Trust.

John S. Concklin One State Farm Plaza Bloomington, Illinois 61710 Age 62	Vice President	Began service in 2000 and serves until removed.	VICE PRESIDENT—COMMON STOCKS—State Farm Mutual Automobile Insurance Company; VICE PRESIDENT (since 3/2002)—State Farm Investment Management Corp., VICE PRESIDENT—State Farm Variable Product Trust, State Farm Associates’ Funds Trust.

Colleen Van Dyke ThreeState Farm Plaza Bloomington, Illinois 61791 Age 42	Vice President	Began service in 2008 and serves until removed.	VICE PRESIDENT—SECURITIES PRODUCTS (since 5/2008), VICE PRESIDENT—CONTINUOUS RENEWAL GROUP (10/2005-5/2008), VICE PRESIDENT—AGENCY (1/2004-10/2005), EXECUTIVE ASSISTANT (1/2003-1/2004)—State Farm Mutual Automobile Insurance Company; VICE PRESIDENT (since 5/2008)—State Farm Investment Management Corp., State Farm Variable Product Trust, State Farm Associates’ Funds Trust.

Kurt Oleson ThreeState Farm Plaza South Bloomington,Illinois 61791 Age 47	Vice President	Began service in 2009 and serves until removed.	VICE PRESIDENT—SECURITIES PRODUCTS (since January 2009), ASSISTANT VICE PRESIDENT—INTERNAL AUDITING (11/1996-1/2009), DIRECTOR—INTERNAL AUDITING (1/1996-11/1996), DIRECTOR—AGENCY (9/2004-9/2006), State Farm Mutual Automobile Insurance Company.

David R. Grizzle ThreeState Farm Plaza Bloomington, Illinois 61791 Age 49	Chief Compliance Officer and Assistant Secretary— Treasurer	Began service as Assistant Secretary—Treasurer in 2001 and as Chief Compliance Officer in 2006 and serves until removed.	CHIEF COMPLIANCE OFFICER (since 5/2006)—State Farm Variable Product Trust, State Farm Associates’ Funds Trust; DIRECTOR—SECURITIES PRODUCTS (since 12/2000)—State Farm Mutual Automobile Insurance Company; ASSISTANT SECRETARY—TREASURER (since 3/2001)—State Farm Variable Product Trust; State Farm Associates’ Funds Trust; CHIEF COMPLIANCE OFFICER (since 9/2004) and ASSISTANT SECRETARY TREASURER (since 3/2001)—State Farm Investment Management Corp.; ASSISTANT SECRETARY—TREASURER (since 3/2001)—State Farm VP Management Corp.

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Management Information—State Farm Mutual Fund Trust

Trustees or officers who are interested persons do not receive any compensation from any Fund for their services to the Fund. The Trustees who are not interested persons of the Trust receive, (i) a monthly retainer equal to $3,333, (ii) a fee of $5,000 for each regular board meeting attended, (iii) a fee of $2,000 for each special board meeting or committee meeting attended, unless the special board meting or committee meeting is held by telephone or by other electronic means, in which case the fee is $500, and (iv) a committee chairperson receives an additional monthly retainer equal to $1,125. These fees are paid to the Trustees on behalf of the Trust and on behalf of thirteen other mutual funds advised by the Manager. Each mutual fund managed by the Manager shares in the fees for Independent Trustees pro-rata based upon the relative net assets of each fund as of the end of the most recently completed calendar quarter. In addition, Independent Trustees will be reimbursed for any out-of-pocket expenses incurred in connection with the affairs of the Trust.

Trustees and officers of the Trust do not receive any benefits from the Trust upon retirement nor does the Trust accrue any expenses for pension or retirement benefits. Officers of the Trust and Trustees who are interested persons of the Trust under the 1940 Act are also employees of the State Farm Insurance Companies. As such, these persons may purchase Class A shares of the Funds without paying an initial sales charge. Independent Trustees also may purchase Class A shares of the Funds without paying a sales charge. The purpose of these waivers is to encourage these persons to purchase Fund shares.

Name	Aggregate Compensation From The Trust(1)	Total Compensation From The Trust And Other State Farm Mutual Funds(1)(2)
Edward B. Rust, Jr.	None(3)	None(3)
Michael L. Tipsord	None(3)	None(3)
Thomas M. Mengler(4)	$28,265	$67,250
James A. Shirk(4)	$28,265	$67,250
Donald Altorfer(4)	$28,265	$67,250
Victor Boschini(4)	$28,265	$67,250
David L. Vance(4)	$32,836	$67,250
Alan R. Latshaw(4)	$25,533	$67,250
Anita Nagler(4)	$28,055	$67,250

(1)	For the fiscal year ended December 31, 2008.
(2)	The other “State Farm Mutual Funds” are State Farm Variable Product Trust and State Farm Associates’ Funds Trust.
(3)	Non-compensated interested Trustee.
(4)	Independent Trustee.

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The following table reflects dollar ranges of each Trustee’s beneficial ownership of equity securities of each Fund, and dollar ranges of each Trustee’s beneficial ownership of equity securities in all investment companies in the State Farm family of mutual funds. This data is as of December 31, 2008.

Name of Trustee	Dollar Range of Equity Securities in Equity Fund	Dollar Range of Equity Securities in Small/Mid Cap Equity Fund	Dollar Range of Equity Securities in International Equity Fund	Dollar Range of Equity Securities in S&P 500 Index Fund	Aggregate Dollar Range of Equity Securities in Small Cap Index Fund
Thomas M. Mengler*	None	None	None	None	None
James A. Shirk*	None	Over $100,000	None	None	None
Victor J. Boschini*	None	None	None	None	None
David L. Vance*	$10,001-$50,000	None	None	$10,001-$50,000	$10,001-$50,000
Alan R. Latshaw*	None	None	None	None	None
Donald A. Altorfer*	None	None	None	None	None
Edward B. Rust, Jr.**	None	None	None	None	None
Michael L. Tipsord**	None	Over $100,000	Over $100,000	None	None
Anita Nagler*	None	None	None	None	None

*	Independent Trustee
**	Interested Trustee

Name of Trustee	Dollar Range of Equity Securities in International Index Fund	Dollar Range of Equity Securities in Equity and Bond Fund	Dollar Range of Equity Securities in Bond Fund	Dollar Range of Equity Securities in Tax Advantaged Bond Fund	Dollar Range of Equity Securities in Money Market Fund
Thomas M. Mengler	None	None	None	None	None
James A. Shirk	None	None	None	None	None
Victor J. Boschini	None	None	None	None	None
David L. Vance	None	None	None	None	None
Donald A. Altorfer	None	None	None	None	None
Alan R. Latshaw	None	None	None	None	None
Edward B. Rust, Jr	None	None	None	None	None
Michael L. Tipsord	None	None	None	None	None
Anita Nagler	None	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in LifePath Income Fund	Dollar Range of Equity Securities in LifePath 2020 Fund*	Dollar Range of Equity Securities in LifePath 2030 Fund	Dollar Range of Equity Securities in LifePath 2040 Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Thomas M. Mengler	None	None	None	None	$10,001-$50,000
James A. Shirk	None	None	None	None	Over $100,000
Victor J. Boschini	None	None	None	None	Over $100,000
David L. Vance	None	None	None	None	Over $100,000
Donald A. Altorfer	None	None	None	None	$10,001-$50,000
Alan R. Latshaw	None	None	None	None	$50,001-$100,000
Edward B. Rust, Jr	None	None	None	None	Over $100,000
Michael L. Tipsord	None	None	None	None	Over $100,000
Anita Nagler	None	None	None	None	Over $100,000

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ADDITIONAL INFORMATION REGARDING INDEPENDENT TRUSTEES OF THE TRUST

As of December 31, 2008, State Farm Mutual Automobile Insurance Company (“Auto Company”) owned all of the common stock issued by the Manager. The Manager owns all of the common stock issued by State Farm VP Management Corp. (“Management Corp.”), the Trust’s Underwriter. Auto Company is a mutual insurance company domiciled in Illinois and owned by its policyholders. Neither the Independent Trustees of the Trust nor their immediate family members own securities representing an ownership interest in the Manager, in Management Corp. or in Auto Company.

During the period January 1, 2007 to December 31, 2008 (“calendar years 2007 and 2008”), Mr. James A. Shirk, Independent Trustee of the Trust, and Mr. Donald A. Altorfer, Independent Trustee of the Trust, had an indirect relationship with Auto Company in an amount that exceeded $120,000. Their indirect relationships with Auto Company during that time period can also be characterized as an indirect interest in any transaction or series of similar transactions with Auto Company, the value of which exceeded $120,000.

Mr. Shirk’s indirect relationship or interest with Auto Company was as follows: During calendar years 2007 and 2008, Mr. Shirk was the managing partner and owned 60% of Sunrise Company, LLC. Moreover, during that same time period, Mr. Shirk was the managing director and owned 52% of Beer Nuts, Inc. Sunrise Company, LLC and Beer Nuts, Inc. leased warehouse space to Auto Company during calendar years 2007 and 2008. Auto Company paid Sunrise Company, LLC rent in the amount of $92,050 in 2007 and $93,850 in 2008, while Auto Company paid Beer Nuts, Inc. rent in the amount of $90,600 in 2007 and $92,400 in 2008.

Mr. Altorfer’s indirect relationship or interest with Auto Company was as follows: During calendar years 2007 and 2008, Mr. Altorfer was the Chairman of Altorfer, Inc. Auto Company paid Altorfer, Inc. approximately $71,500 in 2007 and $33,379 in 2008 for generator maintenance and repair services.

Except for the disclosure concerning Mr. James A. Shirk and Donald A. Altorfer in the preceding paragraphs, during calendar years 2007 and 2008 neither the Independent Trustees of the Trust nor their immediate family members had any direct or indirect:

•	interest in the Manager, Management Corp., Auto Company, or in other affiliates of Auto Company, the value of which interest exceeded $120,000;

•

interest in any transaction or series of similar transactions with the Trust, the Manager, Management Corp., Auto Company, affiliates of Auto Company, or with an officer of any such company, the value of which transaction or series of transactions exceeded $120,000, or

•	relationship(s) with the Trust, the Manager, Management Corp., Auto Company, affiliates of Auto Company, or with an officer of any such company, in an amount that exceeded $120,000.

INVESTMENT ADVISORY AGREEMENTS

BETWEEN THE TRUST AND THE MANAGER

The Trust has an Investment Advisory and Management Services Agreement and a Transfer Agent Agreement with the Manager. The Trust also has entered into a Distribution Agreement with Management Corp. The Investment Advisory and Management Services Agreement and the Distribution Agreement may be continued beyond their current terms only so long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Trust and, in either case, by vote of a majority of the Trustees who are not interested persons of any party to such agreement, except in their capacity as Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory and Management Services Agreement and the Distribution Agreement may be terminated upon 60 days’ written notice by any of the parties to the agreement, or by a majority vote of the

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outstanding shares, and will terminate automatically upon its assignment by any party. There is a Service Agreement among the Trust, the Manager and Auto Company, and a Service Agreement among the Trust, Management Corp., and Auto Company.

Since its inception in 1967, the Manager’s principal business has been to act as investment adviser, transfer agent and dividend disbursing agent for the funds in the State Farm family of mutual funds.

Pursuant to the Investment Advisory and Management Services Agreement, the Manager: (1) acts as each Fund’s investment adviser; (2) manages each Fund’s investments; (3) administers each Fund’s business affairs; (4) provides clerical personnel, suitable office space, necessary facilities and equipment and administrative services; and (5) permits its officers and employees to serve as trustees, officers and agents of the Trust, without compensation from the Trust, if duly elected or appointed.

The Manager (under the supervision of the Board of Trustees) continuously furnishes an investment program for the Funds (other than the Equity Fund, the Small/Mid Cap Equity Fund, International Equity Fund and the Equity Index Funds and the LifePath Funds) and is responsible for monitoring the performance of the Equity Fund, the Small/Mid Cap Equity, the International Equity Fund, the Equity Index Funds and the LifePath Funds. In carrying out its obligations to manage the investment and reinvestment of the assets of these Funds, the Manager performs research and obtains and evaluates pertinent economic, statistical and financial data relevant to the investment policies of these Funds.

As compensation for the services and facilities furnished, each Fund pays a management fee (computed on a daily basis and paid quarterly) at the annual rates shown below:

Equity Fund	0.60% of net assets
Small/Mid Cap Equity Fund	0.80% of net assets
International Equity Fund	0.80% of net assets
S&P 500 Index Fund	0.15% of net assets
Small Cap Index Fund	0.35% of net assets
International Index Fund	0.50% of net assets
Equity and Bond Fund	0.40% of net assets
Bond Fund	0.10% of net assets
Tax Advantaged Bond Fund	0.10% of net assets
Money Market Fund	0.10% of net assets
State Farm LifePath Income Fund	0.35% of net assets
State Farm LifePath 2020 Fund	0.35% of net assets
State Farm LifePath 2030 Fund	0.35% of net assets
State Farm LifePath 2040 Fund	0.35% of net assets
State Farm LifePath 2050 Fund	0.35% of net assets

The Manager has agreed not to be paid an investment advisory and management services fee for performing services for the Equity and Bond Fund. The investment advisory and management services fee shown above for the Equity and Bond Fund is based on the fees that the Equity Fund and Bond Fund pay to the Manager. The Manager has agreed to reimburse the Equity and Bond Fund for all other expenses incurred, but not for the 12b-1 Distribution Fee or the Shareholder Services Fee.

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With respect to Class A, Class B, Legacy Class A, Legacy Class B, and the Institutional Class shares, the Manager will reimburse each Fund, if and to the extent, the Fund’s total annual operating expenses exceed the following percentages of the Fund’s average net assets:

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional Class
Equity Fund	1.20%	1.90%	1.20%	1.60%	0.95%
Small/Mid Cap Equity Fund	1.40%	2.10%	1.40%	1.80%	1.15%
International Equity Fund	1.50%	2.20%	1.50%	1.90%	1.25%
S&P 500 Index Fund	0.80%	1.50%	0.80%	1.20%	0.55%
Small Cap Index Fund	0.95%	1.65%	0.95%	1.35%	0.70%
International Index Fund	1.20%	1.90%	1.20%	1.60%	0.95%
Equity and Bond Fund	0.25%	0.95%	0.25%	0.65%	None
Bond Fund	0.70%	1.10%	0.70%	1.10%	0.45%
Tax Advantaged Bond Fund	0.70%	1.10%	0.70%	1.10%	None
Money Market Fund	0.60%	1.00%	0.60%	1.00%	0.45%
State Farm LifePath Income Fund	1.30%	2.00%	1.30%	1.70%	1.05%
State Farm LifePath 2020 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
State Farm LifePath 2030 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
State Farm LifePath 2040 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
State Farm LifePath 2050 Fund	1.30%

With respect to Class R-1, R-2 and R-3 shares of the Funds, other than the Equity and Bond Fund and the Tax Advantaged Bond Fund, the Manager has agreed to reimburse the Funds, if, and to the extent, “other expenses” incurred by the Fund, exceed the following expense reimbursement thresholds:

Fund	Expense Reimbursement Threshold
Equity Fund	0.10%
Small/Mid Cap Equity Fund	0.10%
International Equity Fund	0.20%
S&P 500 Index Fund	0.10%
Small Cap Index Fund	0.10%
International Index Fund	0.20%
Bond Fund	0.10%
Money Market Fund	0.10%
LifePath Income Fund	0.10%
LifePath 2020 Fund	0.10%
LifePath 2030 Fund	0.10%
LifePath 2040 Fund	0.10%
LifePath 2050 Fund	0.10%

Other expenses incurred by a Fund include all expenses incurred by the Fund other than:

i)  the investment advisory and management services fees charged by Adviser,

ii)  with respect to those Funds that invest their assets into a series of the Master Fund, the management and administrative fees charged by the investment adviser to the Master Fund,

iii)  12b-1 distribution fees,

iv)   acquired fund fees and expenses, and

v)  shareholder servicing fees charged to the Fund.

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The reimbursement arrangements set forth above and the reimbursement arrangement for the Equity and Bond Fund are voluntary and may be eliminated by the Manager at any time.

The Manager has engaged Bridgeway and Westwood as the investment sub-advisers for the Equity Fund and Marsico and Northern Cross as the investment sub-advisers for the International Equity Fund. The Manager also has engaged Northern Trust Investments as the investment sub-adviser for the Small Cap Index Fund and the International Index Fund. As described below, the Manager has engaged Bridgeway and Rainier as the investment sub-advisers for the Small/Mid Cap Equity Fund.

Pursuant to the Service Agreement, Auto Company provides the Manager with certain personnel, services and facilities to enable the Manager to perform its obligations to the Trust. The Manager reimburses Auto Company for such costs, direct and indirect, as are fairly attributable to the services performed and the facilities provided by Auto Company under the separate service agreement. Accordingly, the Trust makes no payment to Auto Company under the Service Agreement.

For calendar years 2006-2008, the Funds paid the following advisory fees to the Manager.

	Gross Fee Paid			Expense Reimbursement
	2008	2007	2006	2008	2007	2006
Equity Fund	$1,495,077	$1,980,623	$1,789,330	$120	$0	$0
Small/Mid Cap Equity Fund	$1,194,384	$1,309,750	$1,057,197	$68,922	$68,071	$59,600
International Equity Fund	$885,268	$1,050,685	$842,781	$189,809	$131,464	$131,590
S&P 500 Index Fund	$816,695	$1,002,175	$868,781	$0	$0	$0
Small Cap Index Fund	$909,892	$1,175,953	$1,065,310	$134,939	$112,690	$65,174
International Index Fund	$1,154,820	$1,345,791	$997,571	$300,478	$341,023	$311,853
Equity & Bond Fund	$0	$0	$0	$27,665	$187,555	$314,928
Bond Fund	$304,444	$295,492	$279,703	$0	$0	$0
Tax Advantaged Bond Fund	$118,893	$106,793	$102,628	$6,994	$18,114	$11,395
Money Market Fund	$199,431	$138,170	$112,000	$20,364	$45,828	$29,615
State Farm LifePath Income Fund	$568,647	$569,445	$481,103	$(156,500)	$0	$200,000
State Farm LifePath 2020 Fund	$2,703,432	$2,713,700	$1,910,137	$0	$0	$0
State Farm LifePath 2030 Fund	$2,149,812	$2,116,380	$1,362,993	$0	$0	$0
State Farm LifePath 2040 Fund	$1,638,827	$1,591,130	$945,353	$0	$0	$0
State Farm LifePath 2050 Fund	$7,339			$25,912

	Net Fee (after expense reimbursement)
	2008	2007	2006
Equity Fund	$1,494,957	$1,980,623	$1,789,330
Small/Mid Cap Equity Fund	$1,125,462	$1,241,679	$997,597
International Equity Fund	$695,459	$919,221	$711,191
S&P 500 Index Fund	$816,695	$1,002,175	$868,781
Small Cap Index Fund	$774,953	$1,063,263	$1,000,136
International Index Fund	$854,342	$1,004,768	$685,718
Equity & Bond Fund	$(27,665)	$(187,555)	$(314,928)
Bond Fund	$304,444	$295,492	$279,703
Tax Advantaged Bond Fund	$111,899	$88,679	$91,233
Money Market Fund	$179,067	$92,342	$82,385
State Farm LifePath Income Fund	$725,147	$569,445	$281,103
State Farm LifePath 2020 Fund	$2,703,432	$2,713,700	$1,910,137
State Farm LifePath 2030 Fund	$2,149,812	$2,116,380	$1,362,993
State Farm LifePath 2040 Fund	$1,638,827	$1,591,130	$945,353
State Farm LifePath 2050 Fund	$(18,573)

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The advisory fees are allocated to the different classes of shares pro-rata based on net assets.

The Trust is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by the Manager. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of NAV), interest on borrowings by the Trust, charges of the custodian and transfer agent, cost of auditing services, Independent Trustees’ fees, legal expenses, all taxes and fees, investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated Trust prospectuses to shareholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders, the cost of paying dividends, capital gains distribution, costs of Trustee and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the Trust, or costs related to indemnification of Trustees, officers and employees of the Trust.

The Board of Trustees of the Trust determines the manner in which expenses are allocated among the Funds of the Trust. The Board allocates those expenses associated with a specific Fund to that Fund. Those expenses which are paid for the benefit of all the Funds are allocated pro-rata based upon each Fund’s net assets.

The Investment Advisory and Management Services Agreement also provides that the Manager shall not be liable to the Trust or to any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder in connection with matters to which the such Agreements relate, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the Manager in the performance of its duties thereunder.

BETWEEN BFA AND THE MASTER PORTFOLIOS

BFA is investment adviser to the Master Portfolios. BFA is an indirect subsidiary of BlackRock, Inc. Pursuant to Investment Advisory Contracts (“Master Portfolio Advisory Contracts”) with the Master Fund, BFA provides investment guidance and policy direction in connection with the management of the Master Portfolios’ assets. Pursuant to the Master Portfolio Advisory Contracts, BFA furnishes to the Master Fund’s Boards of Trustees periodic reports on the investment strategy and performance of the Master Portfolios. The Master Portfolio Advisory Contracts are required to be approved annually (i) by the holders of a majority of the Master Fund’s outstanding voting securities or by the Master Fund’s Boards of Trustees and (ii) by a majority of the Trustees of the Master Fund who are not parties to the Master Portfolio Advisory Contract or “interested persons” (as defined in the 1940 Act) of any such party. The Master Portfolio Advisory Contracts may be terminated on 60 days’ written notice by either party and will terminate automatically if assigned.

BFA is entitled to receive monthly fees as compensation for its advisory services to each Master Portfolio as described below:

Fund	Annual Management Fee
S&P 500 Stock Master Portfolio	0.05% of average daily net assets
LifePath Retirement Master Portfolio	0.35% of average daily net assets
LifePath 2020 Master Portfolio	0.35% of average daily net assets
LifePath 2030 Master Portfolio	0.35% of average daily net assets
LifePath 2040 Master Portfolio	0.35% of average daily net assets
LifePath 2050 Master Portfolio	0.35% of average daily net assets

BFA has contractually agreed, for the period May 1, 2006 through December 1, 2011, to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to the investment advisory fees charged by BFA to the Underlying Funds in order to avoid duplication of such fees. In addition, BITC may receive fees as

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Administrator of certain of the Underlying Funds; however, BFA has contractually agreed through December 1, 2011, to waive from investment advisory fees charged to the LifePath Master Portfolios an amount equal to the administration fees charged by BITC to those Underlying Funds. Any such waiver will reduce the expenses of a LifePath Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Independent Trustees of the Master Fund, counsel to the Independent Trustees of the Master Fund and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath Master Portfolios (collectively referred to as the “Master Fund Independent Expenses”) are paid directly by the LifePath Master Portfolios. For the fiscal year ended December 31, 2006, the predecessor to BFA voluntarily agreed to cap the non-extraordinary expenses of the LifePath Master Portfolios at the rate at which the Master Portfolios paid advisory fees to BFA and, therefore, BFA provided an offsetting credit against the advisory fees paid by the Master Portfolios in an amount equal to the Master Fund Independent Expenses. For the period from January 1, 2007, through December 1, 2011, each of BITC and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to each Master Portfolio for such Master Fund Independent Expenses.

The Master Portfolio Advisory Contracts provide that the advisory fee is accrued daily and paid monthly. This advisory fee is an expense of the Master Portfolios borne proportionately by their interestholders, such as the S&P 500 Index Fund and the LifePath Funds. The administration fee is designed to compensate BFA for custody costs and administration expenses.

BFA has agreed to provide to the Master Portfolios, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio’s investment portfolio.

Underlying Funds. BFA serves as investment adviser to each of the Underlying Funds, with the exception of the BlackRock Cash Funds: Institutional which invests in a corresponding Master Portfolio advised by BFA. Each Master Portfolio, as a shareholder of the Underlying Funds, bears a pro-rata share of the Underlying Funds’ advisory fees, which are based on the aggregate net assets, as listed in chart below.

Underlying Fund	Advisory Fee
Master Fund Active Stock Master Portfolio	0.25%
Master Fund CoreAlpha Bond Master Portfolio	0.25%
iShares S&P 500 Index Fund	0.0945%
iShares S&P MidCap 400 Index Fund	0.20%
iShares Russell 2000 Index Fund	0.20%
iShares Russell MidCap Index Fund	0.20%
iShares Cohen & Steers Realty Majors Index Fund	0.35%
iShares MSCI Canada Index Fund	0.52%
iShares MSCI EAFE Index Fund	0.34%
iShares MSCI Emerging Markets Index Fund	0.72%
iShares Barclays Aggregate Bond Fund	0.20%
BlackRock Cash Funds: Institutional	0.07%
iShares S&P SmallCap 600 Index Fund	0.20%
iShares Barclays 1-3 Year Credit Bond	0.20%
iShares Barclays 1-3 Year Treasury Bond Fund	0.15%
iShares Barclays 3-7 Year Treasury Bond Fund	0.15%
iShares Barclays 7-10 Year Treasury Bond Fund	0.15%
iShares Barclays 10-20 Year Treasury Bond Fund	0.15%
iShares Barclays 20+ Year Treasury Bond Fund	0.15%
iShares Barclays Credit Bond Fund	0.20%

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Underlying Fund	Advisory Fee
iShares Barclays Government/Credit Bond Fund	0.20%
iShares Barclays Intermediate Credit Bond Fund	0.20%
iShares Barclays Intermediate Government/Credit Bond Fund	0.20%
iShares Barclays MBS Bond Fund	0.25%
iShares Barclays Short Treasury Bond Fund	0.15%
iShares Barclays TIPS Bond Fund	0.20%
iShares S&P National AMT-Free Municipal Bond Fund	0.25%
iShares S&P North American Natural Resources Sector Index Fund	0.48%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	0.48%
iShares MSCI EAFE Small Cap Index Fund	0.40%
iShares JPMorgan USD Emerging Markets Bond Fund	0.60%
iShares iBoxx $ High Yield Corporate Bond Fund	0.50%

For more information on other fees and the process through which each Underlying Fund’s Board of Trustees approves an investment advisory agreement, please see the respective Underlying Fund’s SAI.

BETWEEN THE MANAGER AND WESTWOOD

Pursuant to the separate sub-advisory agreement described below, the Manager has engaged Westwood as an investment sub-adviser to provide day-to-day portfolio management for a segment of the Equity Fund. Westwood manages the investments for a segment of the Equity Fund, determining which securities or other investments to buy and sell for the Fund, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, Westwood follows the Manager’s policy of seeking to obtain the most favorable price and efficient execution available.

For its services, the Manager pays Westwood an investment sub-advisory fee equal to a percentage of the average daily net assets of the Equity Fund managed by Westwood at the rates set forth in the Prospectus under the heading of, “Managing the Investments of the Funds.” The fee is accrued daily and paid to Westwood quarterly.

BETWEEN THE MANAGER AND MARSICO

Pursuant to a separate sub-advisory agreement, the Manager has engaged Marsico as an investment sub-adviser to provide day-to-day portfolio management for a segment of the International Equity Fund. Marsico manages its segment of the International Equity Fund, determining which securities or other investments to buy and sell for the Fund, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, Marsico follows the Manager’s policy of seeking to obtain the most favorable price and efficient execution available.

For its services, the Manager pays Marsico an investment sub-advisory fee equal to a percentage of the average daily net assets of the International Equity Fund managed by Marsico. The fee is accrued daily and paid to Marsico monthly. The rates upon which the fee is based are set forth in the Prospectus under the heading of, “Managing the Investments of the Funds.”

BETWEEN THE MANAGER AND NORTHERN CROSS

Pursuant to a separate sub-advisory agreement, the Manager has engaged Northern Cross as an investment sub-adviser to provide day-to-day portfolio management for a segment of the International Equity Fund. Northern Cross manages its segment of the International Equity Fund, determining which securities or other investments to buy and sell for the Fund, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, Northern Cross follows the Manager’s policy of seeking to obtain the most favorable price and efficient execution available.

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For its services, the Manager pays Northern Cross an investment sub-advisory fee equal to a percentage of the average daily net assets of the International Equity Fund managed by Northern Cross. The fee is accrued daily and paid to Northern Cross quarterly. The rates upon which the fee is based are set forth in the Prospectus under the heading of, “Managing the Investments of the Funds.”

BETWEEN THE MANAGER AND NORTHERN TRUST INVESTMENTS

Pursuant to a separate sub-advisory agreement, the Manager has engaged Northern Trust Investments as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and the International Index Fund. Northern Trust Investments manages the investments of the Small Cap Index Fund and the International Index Fund, determining which securities or other investments to buy and sell for each, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, Northern Trust Investments follows the Manager’s policy of seeking to obtain the most favorable price and efficient execution available.

For its services, the Manager pays Northern Trust Investments an investment sub-advisory fee equal to a percentage of the average daily net assets of each of Small Cap Index Fund and International Index Fund. The fee is accrued daily and paid to Northern Trust Investments quarterly. The rates upon which the fee is based are set forth in the Prospectus under the heading of, “Managing the Investments of the Funds.”

BETWEEN THE MANAGER AND BRIDGEWAY

Pursuant to a separate sub-advisory agreement, the Manager has engaged Bridgeway as the investment sub-adviser to provide day-to-day portfolio management for a segment of the Equity Fund and the Small/Mid Cap Equity Fund. Bridgeway manages its segments of the investments of the Equity Fund and the Small Cap/Mid Equity Fund, determining which securities or other investments to buy and sell, selecting the brokers and dealers to effect the transactions and negotiating commissions. In placing orders for securities transactions, Bridgeway follows the Manager’s policy of seeking to obtain the most favorable price and efficient execution available.

For its services, the Manager pays Bridgeway an investment sub-advisory fee equal to a percentage of the average daily net assets of its segments of the Equity Fund and the Small/Mid Cap Equity Fund. The fee is accrued daily and paid to Bridgeway quarterly. The rates upon which the fee is based are set forth in the Prospectus under the heading of, “Managing the Investments of the Funds.”

BETWEEN THE MANAGER AND RAINIER

Pursuant to a separate sub-advisory agreement, the Manager has engaged Rainier as the investment sub-adviser to provide day-to-day portfolio management for a segment of the Small/Mid Cap Equity Fund. Rainier manages its segment of the investments of the Small/Mid Cap Equity Fund, determining which securities or other investments to buy and sell, selecting the brokers and dealers to effect the transactions and negotiating commissions. In placing orders for securities transactions, Rainier follows the Manager’s policy of seeking to obtain the most favorable price and efficient execution available.

For its services, the Manager pays Rainier an investment sub-advisory fee equal to a percentage of the average daily net assets of its segment of the Small/Mid Cap Equity Fund. The fee is accrued daily and paid to Rainier quarterly. The rates upon which the fee is based are set forth in the Prospectus under the heading of, “Managing the Investments of the Funds.”

TERMS OF SUB-ADVISORY AGREEMENTS

Each sub-advisory agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of the Manager or the sub-adviser, or by the Board of Trustees of the Trust or by a vote of a

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majority of the outstanding shares of the class of stock representing an interest in the appropriate Fund. Each sub-advisory agreement provides that it shall continue in effect for two years and can thereafter be continued for each Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

PORTFOLIO MANAGERS

Unless otherwise noted, the information provided below is as of December 31, 2008, the Funds’ most recently completed calendar year.

OTHER ACCOUNTS MANAGED

Bridgeway as Sub-Adviser to the Equity Fund and the Small/Mid Cap Equity Fund

The individuals named as Bridgeway portfolio managers for the Equity Fund and the Small/Mid Cap Equity Fund also were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts as indicated in the table below as of December 31, 2008:

John Montgomery	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	15	$2.446 billion	8	$1.683 billion
Other Pooled Investment Vehicles	-0-	-0-	-0-	-0-
Other Accounts	41	$202 million	32	$194 million

Elena Khoziaeva	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	15	$2.446 billion	8	$1.683 billion
Other Pooled Investment Vehicles	-0-	-0-	-0-	-0-
Other Accounts	41	$202 million	32	$194 million

Michael Whipple	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	15	$2.446 billion	8	$1.683 billion
Other Pooled Investment Vehicles	-0-	-0-	-0-	-0-
Other Accounts	41	$202 million	32	$194 million

Rasool Shaik	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	15	$2.446 billion	8	$1.683 billion
Other Pooled Investment Vehicles	-0-	-0-	-0-	-0-
Other Accounts	41	$202 million	32	$194 million

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Westwood as Sub-Adviser to the Equity Fund

The individuals named as Westwood portfolio managers for the Equity Fund also were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts as indicated in the table below as of December 31, 2008:

Susan M. Byrne	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	13	$1,166.85	0	$0.00
Other Pooled Investment Companies	10	$884.35	0	$0.00
Other Accounts	97	$3,045.21	1	$344.36

Mark R. Freeman	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	11	$1,166.85	0	$0.00
Other Pooled Investment Companies	11	$884.35	0	$0.00
Other Accounts	67	$3,045.21	3	$344.36

Kellie R. Stark	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	15	$1,734.89	0	$0.00
Other Pooled Investment Companies	10	$889.67	0	$0.00
Other Accounts	101	$3,104.44	1	$344.36

Scott D. Lawson	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	13	$1,666.85	0	$0.00
Other Pooled Investment Companies	7	$856.34	0	$0.00
Other Accounts	90	$3,009.56	1	$344.36

Jay K. Singhania	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	9	$1,519.15	0	$0.00
Other Pooled Investment Companies	6	613.04	0	$0.00
Other Accounts	65	$2,260.11	3	$487.47

Equity and Bond Fund, Bond Fund, Money Market Fund and Tax Advantaged Bond Fund

Donald Heltner, a portfolio manager for the Equity and Bond Fund, the Bond Fund, the Money Market Fund and the Tax Advantaged Bond Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Heltner include the following:

•	Other Registered Investment Companies: 7 accounts, $1.6 billion in assets

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•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 23 accounts, $111.5 billion in assets

Duncan Funk, a portfolio manager for the Equity Fund, Equity and Bond Fund, the Bond Fund, and the Money Market Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Funk include the following:

•	Other Registered Investment Companies: 7 accounts, $1.1 billion in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 21 accounts, $67.0 billion in assets

Robert Reardon, a portfolio manager for the Tax Advantaged Bond Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Reardon include the following:

•	Other Registered Investment Companies: 5 accounts, $486.4 million in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 17 accounts, $43.0 billion in assets

Rainier as Sub-Adviser to the Small/Mid Cap Equity Fund

The individuals named as the Rainier portfolio managers for the Small/Mid Cap Equity Fund also were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts as indicated in the table below as of December 31, 2008:

Daniel M. Brewer	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	11	$6.6 billion	-0-	-0-
Other Pooled Investment Vehicles	2	$383.3 million	-0-	-0-
Other Accounts	163	$5.48 billion	-0-	-0-

Mark W. Broughton	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	11	$6.6 billion	-0-	-0-
Other Pooled Investment Vehicles	2	$383.3 million	-0-	-0-
Other Accounts	163	$5.48 billion	-0-	-0-

Mark H. Dawson	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	11	$6.6 billion	-0-	-0-
Other Pooled Investment Vehicles	2	$383.3 million	-0-	-0-
Other Accounts	163	$5.48 billion	-0-	-0-

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James R. Margard	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	11	$6.6 billion	-0-	-0-
Other Pooled Investment Vehicles	2	$383.3 million	-0-	-0-
Other Accounts	163	$5.48 billion	-0-	-0-

Peter M. Musser	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	11	$6.6 billion	-0-	-0-
Other Pooled Investment Vehicles	2	$383.3 million	-0-	-0-
Other Accounts	163	$5.48 billion	-0-	-0-

Andrea F. Durbin	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	11	$6.6 billion	-0-	-0-
Other Pooled Investment Vehicles	2	$383.3 million	-0-	-0-
Other Accounts	163	$5.48 billion	-0-	-0-

Stacie L. Cowell	Number of Other Accounts Managed	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	11	$6.6 billion	-0-	-0-
Other Pooled Investment Vehicles	2	$383.3 million	-0-	-0-
Other Accounts	163	$5.48 billion	-0-	-0-

Marsico as Sub-Adviser to the International Equity Fund

The individual named as Marsico portfolio manager for the International Equity Fund also was primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts as indicated in the table below as of December 31, 2008:

James G. Gendelman	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	20	$7,380	-0-	-0-
Other Pooled Investment Companies	7	$1,022	-0-	-0-
Other Accounts	18	$1,532	-0-	-0-

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Northern Cross as Sub-Adviser to the International Equity Fund

The individuals named as Northern Cross portfolio managers for the International Equity Fund also were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts as indicated in the table below as of December 31, 2008:

Howard Appleby	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	3	$148	-0-	-0-
Other Pooled Investment Companies	0	$0	-0-	-0-
Other Accounts	4	$240	-0-	-0-

James LaTorre	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	3	$148	-0-	-0-
Other Pooled Investment Companies	0	$0	-0-	-0-
Other Accounts	4	$240	-0-	-0-

Edward E. Wendell, Jr.,	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	3	$148	-0-	-0-
Other Pooled Investment Companies	0	$0	-0-	-0-
Other Accounts	4	$240	-0-	-0-

Jean-Francois Ducrest	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	3	$148	-0-	-0-
Other Pooled Investment Companies	0	$0	-0-	-0-
Other Accounts	4	$240	-0-	-0-

S&P 500 Index Fund

The individuals named as portfolio managers for the S&P 500 Stock Master Portfolio, the Master Portfolio into which the State Farm S&P 500 Index Fund invests, were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the Master Portfolio, as indicated in the table below:

	Number of Other Accounts Managed	Net Assets
Diane Hsiung (as of December 31, 2008)
Registered Investment Companies	158	$206,371,000,000
Other Pooled Investment Vehicles	0	$0
Other Accounts	5	$61,000,000

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	Number of Other Accounts Managed	Net Assets
Greg Savage (as of December 31, 2008)
Registered Investment Companies	158	$206,371,000,000
Other Pooled Investment Vehicles	0	$0
Other Accounts	6	$61,000,000

	Number of Other Accounts Managed	Net Assets
*Edward Corallo (as of March 31, 2009)
Registered Investment Companies	1	$1,466,000,000
Other Pooled Investment Vehicles	150	$208,151,000,000
Other Accounts	44	$66,985,000,000
Accounts with Incentive-Based Fee Arrangements	12	$12,698,000,000

	Number of Other Accounts Managed	Net Assets
*Christopher Bliss (as of March 31, 2009)
Registered Investment Companies	1	$1,466,000,000
Other Pooled Investment Vehicles	100	$61,003,000,000
Other Accounts	19	$13,418,000,000
Accounts with Incentive-Based Fee Arrangements	4	$1,425,000,000

	Number of Other Accounts Managed	Net Assets
*Jennifer Hsui (as of March 31, 2009)
Registered Investment Companies	1	$1,466,000,000
Other Pooled Investment Vehicles	50	$147,149,000,000
Other Accounts	26	$53,567,000,000
Accounts with Incentive-Based Fee Arrangements	8	$11,273,000,000

*	Messrs. Corallo and Bliss, and Ms. Hsui were appointed as portfolio managers for the S&P 500 Stock Master Portfolio effective April 31, 2009.

Northern Trust Investments, N.A. as Sub-Adviser to the Small Cap Index Fund

As of December 31, 2008, Brent Reeder, portfolio manager for the Small Cap Index Fund also was primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to this Fund, as indicated in the table below:

Types of Accounts	Total Number of Accounts Managed	Total Assets (in billions)	Number of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Registered Investment Companies	19	$9,589,968,203	0	0
Other Pooled Investment Vehicles	35	$45,432,490,514	0	0
Other Accounts	71	$34,169,252,600	0	0

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International Index Fund

As of December 31, 2008, Shaun Murphy, portfolio manager for the International Index Fund also was primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition this Fund, as indicated in the table below:

Types of Accounts	Total Number of Accounts Managed	Total Assets (in billions)	Number of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Registered Investment Companies	6	$1,849,698,772	0	0
Other Pooled Investment Vehicles	17	$8,495,793,074	0	0
Other Accounts	30	$30,940,652,117	0	0

State Farm LifePath Funds

As of December 31, 2008, the individuals named as portfolio managers for the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio LifePath 2040 Master Portfolio, and LifePath 2050 Master Portfolio the Master Portfolios in which the State Farm LifePath Master Portfolios invest, were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, and LifePath 2050 Master Portfolio as indicated in the table below:

	Number of Other Accounts Managed	Total Assets
Leslie Gambon
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	37	$15,600,000,000
Other Accounts	3	$400,000

	Number of Other Accounts Managed	Total Assets
Dagmar Nikles
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	37	$15,060,000,000
Other Accounts	3	$200,000

	Number of Other Accounts Managed	Total Assets
Dale Hogan
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	37	$15,060,000,000
Other Accounts	3	$300,000

Other than as identified above, no advisory fee is paid to the Manager or a sub-adviser based on performance for any of the accounts. Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts could include for example, conflicts in the allocation of investment opportunities and aggregated trading. The Manager and the sub-advisers have adopted policies and procedures that are designed to minimize the effects of these conflicts. The following discussion relates to potential conflicts for the named Funds.

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Potential Conflicts of Interest in Managing the Funds

S&P 500 Stock Master Portfolio. Certain of the portfolios or accounts for which the portfolio managers are primarily responsible for the day-to-day management seek to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or sampling the securities that compose those indexes based on objective criteria and data. The portfolio managers are required to manage each portfolio or account to meet those objectives. Pursuant to BITC and BFA policy, investment opportunities are allocated equitably among the S&P 500 Index Master Portfolio and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the S&P 500 Stock Master Portfolio, seeking such investment opportunity. As a consequence, from time to time the S&P 500 Stock Master Portfolio may receive a smaller allocation of an investment opportunity than they would have if the portfolio managers and BFA and its affiliates did not manage other portfolios or accounts.

Like the S&P 500 Stock Master Portfolio, the other portfolios or accounts for which the portfolio managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or BITC, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BITC an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BITC a portion of that portfolio’s or account’s gains, or would pay BGI more for its services than would otherwise be the case if BITC meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BITC to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BITC has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, interestholders of the S&P 500 Stock Master Portfolio should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the portfolio managers’ favoring those portfolios or accounts with incentive-based fee arrangements.

LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio. Certain of the portfolios or accounts for which the portfolio managers are primarily responsible for the day-to-day management are composed of securities the identity and amount of which are selected by a computer model that is based on prescribed, objective criteria using independent third-party data to transform independently maintained indexes. The portfolio managers are required to manage each portfolio or account to meet those objectives. Pursuant to BITC and BFA policy, investment opportunities are allocated equitably among the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio, seeking such investment opportunity. As a consequence, from time to time the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio may receive a smaller allocation of an investment opportunity than they would have if the portfolio managers and BFA and its affiliates did not manage other portfolios or accounts.

Like the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio, the other portfolios or accounts for which the portfolio managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or BITC, as applicable, for its advisory services. One or more of those other portfolios or accounts, however,

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may pay BITC an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BITC a portion of that portfolio’s or account’s gains, or would pay BITC more for its services than would otherwise be the case if BITC meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BITC to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BITC has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, interestholders of the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the portfolio managers’ favoring those portfolios or accounts with incentive-based fee arrangements.

Small Cap Index Fund and International Index Fund. The Northern Trust Investments portfolio managers responsible for managing the Small Cap Index Fund and the International Index Fund often are responsible for managing one or more other investment accounts, including separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement with Northern Trust Investments. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts.

Northern Trust Investments has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, Northern Trust Investments has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, Northern Trust Investments has adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another one of its client accounts. Northern Trust Investments conducts periodic reviews of trades for consistency with these policies.

Bridgeway’s Management of the Equity Fund and the Small/Mid Cap Index Fund. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Set forth below is a description of material conflicts of interest that may arise in connection with a portfolio manager who manages multiple funds and/or other accounts:

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The management of multiple funds and/or other accounts may result in a portfolio manager devoting varying periods of time and attention to the management of each fund and/or other account. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. Bridgeway believes this problem may be significantly mitigated by its use of quantitative models, which drive stock picking decisions of its actively managed funds.

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If a portfolio manager identifies an investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. Accordingly, Bridgeway has developed guidelines to address the priority order in allocating investment opportunities.

•

At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds or other accounts for which he or she exercises investment responsibility, or may decide that certain of the funds or other accounts should take differing positions with respect to a particular

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security. In these cases, the portfolio manager may place separate transactions for one or more funds or other accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other funds or accounts.

•

With respect to securities transactions for the funds, Bridgeway determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Bridgeway may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Bridgeway or its affiliates may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account. Bridgeway seeks to mitigate this problem through a random rotation of order in the allocation of executed trades.

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The appearance of a conflict of interest may arise where Bridgeway has an incentive, such as a performance based management fee or other differing fee structure, which relates to the management of one fund or other account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

•

Bridgeway and the funds adopted certain compliance policies and procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

Rainier’s Management of the Small/Mid Cap Equity Fund. The compensation paid to Rainier for managing the Small/Mid Cap Equity Fund is based only on a percentage of assets under management. Portfolio managers, depending on whether they are principals of Rainier benefit from Rainier’s revenues and profitability. But no Rainier portfolio managers are compensated based directly on fee revenue earned by Rainier on particular accounts in a way that would create a material conflict of interest in favoring particular accounts over other accounts.

Execution and research services provided by brokers may not always be utilized in connection with the Small/Mid Cap Equity Fund or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. Rainier allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

Westwood’s Management of the Equity Fund. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Equity Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Equity Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Equity Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, Westwood has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. Westwood’s trade allocation policy is to aggregate client transactions, including the Fund’s, where possible when it believes that such aggregation may facilitate Westwood’s duty of best execution. Client accounts for which orders are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro rata based on each client’s participation in the transaction. Westwood generally allocates securities among client accounts according to each account’s pre-determined participation in the transaction. Westwood’s policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s).

Marsico’s Management of the International Equity Fund. As a general matter, MCM faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and

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other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may or may not purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although MCM does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. MCM seeks to manage competing interests for the time and attention of portfolio managers.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. MCM often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under MCM’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, MCM seeks to allocate such trades to participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is MCM’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, MCM has adopted policies and procedures for allocating transactions across multiple accounts. MCM’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. MCM’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

MCM has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, MCM monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

Compensation

Portfolio managers of the Equity and Bond Fund, the Bond Fund, the Tax Advantaged Bond Fund and the Money Market Fund. Compensation paid to Messrs. Donald Heltner and Duncan Funk is based upon the overall job performance in managing the investment accounts for Auto Company and its affiliates, as well as the Funds. These portfolio managers’ compensation packages consist of a base salary, incentive compensation, and other benefits. The base salary is fixed and is competitive with industry standards. Portfolio managers may elect to defer a portion of their fixed salary. Incentive compensation is discretionary and is determined by Auto Company annually by reference to several objective factors as well as investment results.

The factors considered to determine incentive compensation for equity portfolio managers include adherence to investment philosophy; development of dividend income; tax efficiency; risk management; long term returns; and departmental oversight. The portfolio manager’s performance in comparison to those factors is considered by members of Auto Company’s executive management. The evaluation is subjective in nature, from a perspective to reward long-term, rather than short term performance, and does not rely on industry benchmarks or standards.

Incentive compensation for fixed income portfolio managers is determined by a combination of the 1) individual manager’s portfolio management results and 2) portfolio management results of the other fixed income portfolio managers. For example, Mr. Funk’s incentive compensation is based, in part, upon his portfolio management results and, in part, upon Mr. Reardon’s portfolio management results. Fixed income portfolio management incentive compensation is determined annually by reference to various objective factors and investment results.

The factors considered to determine incentive compensation for fixed income portfolio managers include purchase spread or purchase yield; long term returns; maintenance of credit quality and structure; and

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departmental oversight. These factors are evaluated using specific benchmarks, standards and formulas to determine incentive compensation. The benchmarks and standards used to determine incentive compensation vary according to the specific responsibilities of the portfolio manager.

The benchmarks and standards used to evaluate the objective factors as they relate to taxable fixed income securities include the Five-year Barclays Capital Custom Aggregate Index; Five-year Russell/Mellon Total Billion Dollar Fund Universe; Five-year Lipper Short Intermediate Investment Grade Debt Funds; Five-year Lipper Intermediate Investment Grade Debt Funds; Five-year Lipper Short U.S. Treasury Funds; and broker supplied, Moody’s and S&P’s rating/maturity/yield matrix. The benchmarks and standards used to evaluate the objective factors as they relate to tax advantaged fixed income securities include a Five-year Custom Barclays Capital Municipal Bond Index; Five-year Lipper General Municipal Debt Funds; Five-year Lipper Intermediate Municipal Debt Funds; Five-year Royal Bank of Canada Custom Canadian Bond Index; and Municipal Market Data Municipal Bond Yield Scales.

The formula used to determine the investment return performance involves a five-year moving average of returns, except for money market funds, which is one year. A longer time period is preferred to reward long-term performance rather than rewarding (or punishing) short-term fluctuation.

In addition to the compensation described above, both equity and fixed income portfolio managers may receive other benefits based primarily on their management level and/or total compensation, and not their performance as portfolio managers. These benefits include participation in a supplemental incentive plan; supplemental retirement plans; annual comprehensive health evaluations; and financial planning services.

The portfolio managers, if eligible, may receive supplemental incentive plan payments. These payments are discretionary in nature and are a function of the overall performance of Auto Company and its affiliates as an enterprise. The payments under the plan are a function of the 1) organizational performance of Auto Company and its affiliated entities for certain criteria over a rolling three-year period and 2) the number of units allocated to the individual for each of the three-year performance cycles. Under the plan, payments are determined by considering criteria such as retention of insurance business, financial stability, financial services growth, expense reduction, personnel development, and compliance. Supplemental incentive plan payments are calculated using an internal formula.

The portfolio managers may also be eligible for the supplemental retirement plans that are offered to highly compensated employees. One of the plans allows employees to defer a portion of compensation into a later year(s). The other plan provides retirement benefits in excess of the benefits that can be provided under Auto Company’s qualified retirement plan (due to limitations on the amount of compensation or the type of service that may be counted). Benefits for this plan are calculated using the qualified plan’s formula, average annual compensation, and years of service.

Eligibility for financial planning services and comprehensive health evaluations is based upon an individual’s management level. The benefits provided under these programs are uniform and apply equally to all eligible participants.

Westwood’s Portfolio Managers for the Equity Fund. The compensation of the portfolio managers is structured to enable Westwood to attract and retain highly qualified professionals in a competitive environment and align incentives with clients. Each of the Fund’s portfolio manager’s compensation consists of a combination of base salary, cash incentive bonus awards, long-term equity-based incentive awards and employee and post- retirement benefits. Cash bonuses and equity-based awards, in the form of restricted stock, are awarded to portfolio managers based on an assessment of their performance on a range of qualitative and quantitative measures. Quantitative measures include the performance of stock recommendations and the performance of portfolios managed, including the Fund.

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Bridgeway Portfolio Managers of the Equity Fund and the Small/Mid Cap Equity Fund. The objective of Bridgeway’s compensation program is to provide pay and long-term compensation for its employees (who are all referred to as “partners”) that is competitive with the mutual fund/investment advisory market relative to Bridgeway’s size and geographical location. Bridgeway evaluates competitive market compensation by reviewing compensation survey results conducted by independent third parties involved in investment industry compensation.

The members of the Investment Management Team, including John Montgomery, Elena Khoziaeva, Michael Whipple and Rasool Shaik participate in a compensation program that includes base salary, bonus and long-term incentives. Each member’s base salary is a function of industry salary rates and individual performance as measured against yearly goals. These goals typically include measures for integrity, communications (internal and external), team work, leadership and investment performance of their respective funds. The bonus portion of compensation also is a function of industry salary rates as well as the overall profitability of Bridgeway relative to peer companies. Bridgeway’s profitability is primarily affected by a) assets under management, b) management fees, for which some actively managed mutual funds have performance based fees relative to stock market benchmarks, c) operating costs of Bridgeway and d) tax rates.

Fund performance impacts overall compensation in two broad ways. First, generally assets under management increase with positive long-term performance. An increase in assets increases total management fees and likely increases Bridgeway’s profitability (although certain Funds do not demonstrate economies of scale and other funds have management fees which reflect economies of scale to shareholders). Second, some portfolios managed by Bridgeway include performance-based management fees. Should the portfolio’s performance exceed the benchmark, Bridgeway may make more total management fees and increase its profitability. On the other hand, should the portfolio’s performance lag the benchmark, Bridgeway may experience a decrease in profitability.

Finally, all Bridgeway investment management team members participate in long-term incentive programs including a Simplified Employee Pension Individual Retirement Account (SEP IRA) and ownership programs in Bridgeway. With the exception of John Montgomery, investment team members (as well as all of Bridgeway’s partners) participate in an Employee Stock Ownership Program and Phantom Stock Program sponsored by Bridgeway. The value of this ownership is a function of Bridgeway’s profitability and growth. Bridgeway is an “S” Corporation with John Montgomery as the majority owner. Therefore, he does not participate in the ESOP, but the value of his ownership stake is impacted by Bridgeway’s profitability and growth.

Rainier Portfolio Managers of the Small/Mid Cap Equity Fund. All of Rainier’s portfolio managers receive a fixed salary. Portfolio managers who are shareholders (principals) of the firm receive a dividend based on the number of Rainier shares owned. Portfolio managers benefit from Rainier’s revenues and profitability. However, no portfolio managers are compensated based directly on fee revenue earned by Rainier on particular accounts in a way that would create a material conflict of interest in favoring particular accounts over other accounts.

Subject to meeting its fiduciary responsibility to seek best execution for all client transactions, Rainier may obtain research and brokerage products or services that fall within the “safe harbor” established by Section 28(e) of the Securities Exchange Act of 1934. Rainier will allocate brokerage transactions to those brokers, dealers, and markets, and at such prices and such commission rates, as in the good faith and judgment of Rainier will be in the best interests of its clients.

Research and brokerage products or services provided by brokers may not always be utilized in connection with the Small/Mid Cap Equity Fund or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. Some of these services would be considered part of a “soft dollar” arrangement. Because of the services provided, Rainier may pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if Rainier determines in good faith that the commission is reasonable in relation to the value of the brokerage research and services provided, viewed in terms of either the particular transaction or Rainier’s overall responsibilities with respect to the accounts over which it exercises investment discretion.

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If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or other client account, the Small/Mid Cap Equity Fund may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Rainier aggregates orders of the portfolios it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

Rainier has adopted policies and procedures it believes are reasonably designed to detect, prevent, or mitigate conflicts or potential conflicts of interest that may arise.

Marsico’s Portfolio Manager for the International Equity Fund. The compensation package for portfolio managers of MCM is structured as a combination of base salary (may be reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on a number of factors including MCM’s overall profitability for the period. Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. No other special employee incentive arrangements are currently in place or being planned. In addition to salary and bonus, portfolio managers may participate in other MCM benefits to the same extent and on the same basis as other Marsico Capital employees. Portfolio manager compensation comes solely from MCM. In addition, MCM’s portfolio managers typically are offered equity interests in Marsico Management Equity, LLC, which indirectly owns MCM, and may receive distributions on those equity interests.

As a general matter, MCM does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s abilities. To encourage a long-term horizon for managing portfolios, MCM evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may also be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within MCM’s investment team, contributions to MCM’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Northern Cross’s Portfolio Managers for the International Equity Fund. Northern Cross is paid based upon a percentage of assets under management. The Principals of the company are each participants in the net earnings after expenses.

Portfolio managers of the S&P 500 Stock Master Portfolio, LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio. Each portfolio manager for these funds receives a salary and is eligible to receive an annual bonus. Each portfolio manager’s salary is a fixed amount generally determined annually based on a number of factors, including, but limited to, the portfolio manager’s title, scope of responsibilities, experience and knowledge. Each portfolio manager’s bonus is a discretionary amount determined annually based on the overall profitability of the various BITC companies worldwide, the performance of the portfolio manager’s business unit, and an assessment of the portfolio manager’s individual performance. The portfolio manager’s salary and annual bonus are paid in cash. In addition, a portfolio manager may be paid a signing bonus or other amounts in connection with initiation of employment with BFA. If a portfolio manager satisfied the requirements for being part of a “select group of management or highly compensated employees (within the meaning of ERISA section 401(a))” as so specified under the terms of BITC’s Compensation Deferral Plan, the portfolio manager may elect to defer a portion of his or her bonus under that Plan.

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If a Portfolio Manager is part of a select group of management or highly compensated employees and is designated by the plan administrators (in their discretion) to be eligible for participation in BITC’s Voluntary Levered Alpha Participation Plan (“VLAPP”), the Portfolio Manager may elect to defer a portion of his or her bonus under VLAPP. Under this plan, the Portfolio Manager would receive an award corresponding to the deferred bonus portion if he or she voluntarily elects in advance to defer. VLAPP awards generally vest after three years. The award will be “notionally invested” in a fund(s) managed by BITC over the three-year period, and the return on that notional investment will determine the final award amount. If the referenced fund’s return exceeds its benchmark, the excess return is multiplied by a factor of two (2) for the sole purpose of determining the return on the award’s notional investment.

Starting in 2008, Portfolio Managers may be selected, on a fully discretionary basis, for awards under BITC’s Levered Alpha Participation Plan (“LAPP”). Under LAPP, these awards are determined annually, and generally vest in three equal installments over three years. Each vested installment is paid out upon vesting. At the option of the plan administrators, the award may be “notionally invested” in a fund(s) managed by BITC. If notionally invested, the return on that notional investment during the relevant vesting period will determine the award payout amount. If the referenced fund’s return exceeds its benchmark, the excess return is multiplied by the factor specified by the plan administrators at the time of the award grant for the sole purpose of determining the return on the award’s notional investment.

Prior to December 31, 2007, Portfolio Managers were eligible for selection, on a fully discretionary basis, for awards under BITC’s Compensation Enhancement Plan (“CEP”). Under CEP, these awards were determined annually, and were generally scheduled to vest after two years. At the option of the CEP administrators, the award was “notionally invested” in funds managed by BITC, which means that the final award amount may be increased or decreased according to the performance of the BITC-managed funds over the two-year period. If the award was not notionally invested, the original award amount was paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited (“BGI UK Holdings”), a company organized under the laws of England and Wales that directly or indirectly owns all of the BITC companies worldwide, which options generally vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

Portfolio managers for the Small Cap Index Fund and the International Index Fund. Compensation for the Northern Trust Investments index fund’s portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on the overall financial performance of Northern Trust Corporation, the overall performance of the investment management unit plus a qualitative evaluation of each portfolio manager’s performance and contribution to his or her respective team. For Northern Trust Investments index fund’s portfolio managers, the annual incentive award is not based on performance of the portfolios or the amount of assets held in the portfolios. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

Ownership of Securities

Of the Funds’ portfolio managers, the following two portfolio managers own the following levels of Fund securities. No other Fund portfolio manager owns Fund securities.

Donald Heltner	$1–$10,000
Duncan Funk	$1–$10,000

This information is current as of December 31, 2008, the end of the Funds’ most recent calendar year, except for Diane Hsiung and Greg Savage.

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SECURITIES ACTIVITIES OF THE MANAGER AND SUB-ADVISERS

Securities held by the Trust may also be held by separate accounts or mutual funds for which the Manager or a sub-adviser (collectively the “Investment Advisers”) acts as an adviser, some of which may be affiliated with them. Because of different investment objectives, cash flows or other factors, a particular security may be bought by an Investment Adviser for one or more of their clients, when one or more other clients are selling the same security. Pursuant to procedures adopted by the Board of Trustees, an Investment Adviser may cause a Fund to buy or sell a security from another Fund or another account. Any such transaction would be executed at a price determined in accordance with those procedures and without sales commissions. Transactions executed pursuant to such procedures are reviewed by the Board of Trustees quarterly.

If purchases or sales of securities for a Fund or other client of an Investment Adviser arise for consideration at or about the same time, transactions in such securities will be allocated as to amount and price, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of an Investment Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the opinion of the Board of Trustees of the Trust, however, that the benefits available to the Trust outweigh any possible disadvantages that may arise from such concurrent transactions.

On occasions when an Investment Adviser (under the supervision of the Board of Trustees) deems the purchase or sale of a security to be in the best interests of the Trust as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other accounts or companies in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an Investment Adviser in the manner each considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

EQUITY AND BOND FUND, BOND FUND, TAX ADVANTAGED BOND FUND AND MONEY MARKET FUND

As described above, the Manager determines which securities to buy and sell for these Funds, selects brokers and dealers to effect the transactions, and negotiates commissions. Transactions in equity securities will usually be executed through brokers who will receive a commission paid by the Fund. Fixed income securities are generally traded with dealers acting as principals for their own accounts without a stated commission. The dealer’s margin is reflected in the price of the security. Money market obligations may be traded directly with the issuer. Underwritten offerings of stock may be purchased at a fixed price including an amount of compensation to the underwriter.

In placing orders for securities transactions, the Manager’s policy is to attempt to obtain the most favorable price and efficient execution available. These entities, subject to the review of the Trust’s Board of Trustees, may pay higher than the lowest possible commission on agency trades, not principal trades, to obtain better than average execution of transactions and/or valuable investment research information described below, if, in their opinion, improved execution and investment research information will benefit the performance of each of the Funds.

When selecting broker-dealers to execute portfolio transactions, the Manager considers factors including the rate of commission or size of the broker-dealer’s “spread”, the size and difficulty of the order, the nature of the market for the security, the willingness of the broker-dealer to position, the reliability, financial condition and general execution and operational capabilities of the broker-dealer, and the research, statistical and economic data furnished by the broker-dealer to the Manager. In some cases, the Manager may use such information to advise

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other investment accounts that it advises. Brokers or dealers which supply research may be selected for execution of transactions for such other accounts, while the data may be used by the Manager in providing investment advisory services to the Fund. However, all such directed brokerage will be subject to the Manager’s policy to attempt to obtain the most favorable price and efficient execution possible.

During the calendar years indicated, the Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund paid brokerage commissions of:

	2006	2007	2008
Equity and Bond Fund	$0	$0	$0
Bond Fund	$0	$0	$0
Tax Advantaged Bond Fund	$0	$0	$0
Money Market Fund	$0	$0	$0

S&P 500 STOCK MASTER PORTFOLIO

BFA assumes general supervision over placing orders on behalf of the S&P 500 Stock Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of BFA and in a manner deemed fair and reasonable to shareholders. In executing portfolio transactions and selecting brokers or dealers, BFA seeks to obtain the best overall terms available for the S&P 500 Stock Master Portfolio. In assessing the best overall terms available for any transaction, BFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the S&P 500 Stock Master Portfolio may transact business offer commission rebates to the S&P 500 Stock Master Portfolio. BFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. Portfolio turnover rates over 100%, although unexpected, may result in comparatively greater brokerage expenses. BFA may from time to time execute trades on behalf of and for the account of the S&P 500 Stock Master Portfolio with brokers or dealers that are affiliated with BFA.

The table below sets forth the brokerage commissions paid by the S&P 500 Stock Master Portfolio for the periods noted. Any differences in brokerage commissions paid by the S&P 500 Stock Master Portfolio from year to year are due to changes in market conditions and the frequency and size of interestholder transactions.

	Fiscal Year Ended 12/31/2006	Fiscal Year Ended 12/31/2007	Fiscal Year Ended 12/31/2008
S&P 500 Stock Master Portfolio	$85,982	$43,298	$113,013

EQUITY FUND, SMALL/MID CAP EQUITY FUND AND INTERNATIONAL EQUITY FUND

Capital Guardian Trust Company served as sub-adviser to the Equity Fund and the International Equity Fund until September 2, 2008, at which time Bridgeway and Westwood became sub-advisers to the Equity Fund and Marsico and Northern Cross became sub-advisers to the Internation Equity Fund. Capital Guardian served as the sub-adviser to the Small/Mid Cap Equity Fund until December 1, 2006, at which time Bridgeway and Ranier became sub-advisers to the Small/Mid Cap Equity Fund.

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In providing services to the Funds, Bridgeway determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Bridgeway may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Bridgeway or its affiliates may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account. Bridgeway seeks to mitigate this problem through a random rotation of order in the allocation of executed trades.

Subject to meeting its fiduciary responsibility to seek best execution for all client transactions, Rainier may obtain research and brokerage products or services that fall Section 28(e) of the Securities Exchange Act of 1934. Rainier will allocate brokerage transactions to those brokers, dealers, and markets, and at such prices and such commission rates, as in the good faith and judgment of Rainier will be in the best interests of its clients. Research and brokerage products or services provided by brokers may not always be utilized in connection with the Small/Mid Cap Equity Fund or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. dollar” arrangement. Because of the services on in excess of that which another broker might have charged for effecting the same transaction if Rainier determines in good faith that the commission is reasonable in relation to the value of the brokerage research and execution services provided, viewed in terms of either the particular transaction or Rainier’s overall responsibilities with discretion.

In providing their services to the Funds, Marsico, Westwood and Northern Cross strive to obtain best execution on its respective clients’ portfolio produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer’s ability to offer liquidity and anonymity. In some cases, when two or more brokers are in position to obtain the best price and execution, preference may be given to brokers who have provided investment research or other related services.

The Equity Fund, the Small/Mid Cap Equity Fund and the International Equity Fund paid the following brokerage commissions during the calendar years indicated below:

	2006	2007	2008
Equity Fund	$220,677	$224,904	$306,258
Small/Mid Cap Equity Fund	$381,058	$206,290	$209,727
International Equity Fund	$56,314	$118,374	$241,158

SMALL CAP INDEX FUND AND INTERNATIONAL INDEX FUND

As described above, the Northern Trust Investments determines which securities to buy and sell for these Funds, selects brokers and dealers to effect the transactions, and negotiates commissions. Transactions in equity securities will usually be executed through brokers who will receive a commission paid by the Fund. In placing orders for securities transactions, Northern Trust Investment’s policy is to attempt to obtain the most favorable price and efficient execution available. The Small Cap Index Fund and the International Index Fund, subject to the review of the Trust’s Board of Trustees, may pay higher than the lowest possible commission on agency trades to obtain better than average execution of transactions and/or investment research information described below, if, in their opinion, improved execution and investment research information will benefit the performance of each of the Funds. When selecting broker-dealers to execute portfolio transactions, Northern Trust Investments considers factors, including the rate of commission or size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, the willingness of the broker-dealer to position, the reliability, financial condition and general execution and operational capabilities of the broker-dealer, and the research, statistical and economic data furnished by the broker-dealer to Northern Trust Investments. In some cases, Northern Trust Investments may use such information to advise other investment accounts that it advises. Brokers or dealers which supply research may be selected for execution of transactions for such other accounts, while the data may

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be used by Northern Trust Investments in providing investment advisory services to the Fund. However, all such directed brokerage will be subject to Northern Trust Investment’s to attempt to obtain the most favorable price and efficient execution possible.

	2006	2007	2008
Small Cap Index Fund	$17,343	$8,533	$7,385
International Index Fund	$24,248	$11,216	$9,185

LIFEPATH FUNDS

All orders for the purchase or sale of portfolio securities for the LifePath Master Portfolios (normally, shares of the Underlying Funds) are placed on behalf of each Master Portfolio by BFA, either by itself or through its affiliates, pursuant to authority contained in each Master Portfolio’s Advisory Contract. A Master Portfolio will not incur any commissions or sales charges when it invests in those Underlying Funds that are themselves Master Portfolios or the Underlying Money Market Fund, but may incur commissions or sales charges when it invests in those Underlying Funds that are Underlying iShares Funds.

General. Subject to policies established by the Master Fund’s Board of Trustees, BFA is primarily responsible for the execution of a Master Portfolio’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Master Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Master Portfolio does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. BFA does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Master Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BFA neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

A Master Portfolio’s purchase and sale orders for securities may be combined with those of other accounts that BFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of a Master Portfolio and one or more other accounts managed or advised by BFA are considered at or about the same time, transactions in such securities are allocated among the Master Portfolio and the other accounts in a manner deemed equitable to all by BFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as a Master Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Master Portfolio.

Payments of commissions to brokers who are affiliated persons of the Master Portfolio (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the Investment Company Act.

Over-the-counter issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Master Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

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Purchases of money market instruments by a Master Portfolio are made from dealers, underwriters and issuers. The Master Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

Portfolio Turnover: With respect to the LifePath Master Portfolios, portfolio turnover may vary from year to year, as well as within a year. High portfolio turnover rates may result in comparatively greater brokerage expenses and larger amounts of short-term capital gains allocable to interestholders.

Brokerage Commissions. Each LifePath Master Portfolio purchases and sells those portfolio securities that are interests in Underlying Funds organized as Master Portfolios by dealing directly with the issuer—the Underlying Funds. Each Master Portfolio will purchase and sell those portfolio securities that are Underlying iShares Funds through brokers and will incur brokerage commissions on those transactions. For the periods shown below, the LifePath Master Portfolios paid the dollar amounts of brokerage commissions shown.

Master Portfolio	Fiscal Year Ended 12/31/2006	Fiscal Year Ended 12/31/2007	Fiscal Year Ended 12/31/2008
LifePath Retirement Master Portfolio	$17,694	$10,313	$24,659
LifePath 2020 Master Portfolio	$110,233	$80,576	$148,789
LifePath 2030 Master Portfolio	$95,985	$73,738	$130,637
LifePath 2040 Master Portfolio	$82,053	$62,360	$119,334
LifePath 2050 Master Portfolio[1]	N/A	N/A	$1,655

[1]	LifePath 2050 Portfolio commenced operations on June 30, 2008.

Securities of Regular Broker/Dealers. As of December 31, 2008, the Master Portfolios owned no securities of its “regular brokers or dealers” (as defined in the 1940 Act) or their parents.

BROKERAGE COMMISSIONS PAID TO AFFILIATES

During the past three fiscal years, the Funds and Master Portfolios in which the S&P 500 Index Fund and the LifePath Funds invest did not pay brokerage commissions to affiliated brokers.

PORTFOLIO TURNOVER

Because of the Equity Fund’s, Small/Mid Cap Equity Fund’s and International Equity Fund’s flexibility of investment and emphasis on growth of capital, these Funds may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The Equity and Bond Fund’s portfolio turnover is expected to be low. The Equity and Bond Fund will purchase or sell securities to: (i) accommodate purchases and sales of its shares; (ii) change the percentages of its assets invested in each of the underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of its assets among the underlying Funds within the percentage limits described in the Prospectus.

Consistent with the Equity Index Funds’ and the LifePath Funds’ investment objectives, each will attempt to minimize portfolio turnover. There are no fixed limitations regarding the portfolio turnover rate for the Bond Fund, and securities initially satisfying the objectives and policies of this Fund may be disposed of when they are no longer deemed suitable.

In periods of relatively stable interest rate levels, Tax Advantaged Bond Fund does not expect its annual portfolio turnover rate to exceed 50% for issues with maturities longer than one year at the time of purchase. In years of sharp fluctuations in interest rates, however, the annual portfolio turnover rate may exceed 50%. Most of

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the sales in the Fund’s portfolio will occur when the proportion of securities owned with longer term maturities is reduced in anticipation of a bond market decline (rise in interest rates), or increased in anticipation of a bond market rise (decline in interest rates). The rate of portfolio turnover will not be a limiting factor and, accordingly, will always be incidental to transactions undertaken with the view of achieving the Fund’s investment objective.

During the calendar year 2008, the Equity Fund and the International Equity Fund experienced a significant increase in portfolio turnover as a result of the replacement of Capital Guardian as sub-adviser with Bridgeway and Westwood for the Equity Fund and Marsico and Northern Cross for the International Equity Fund.

Since short-term instruments are excluded from the calculation of a portfolio turnover rate, no meaningful portfolio turnover rate can be estimated or calculated for the Money Market Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of a Fund’s shares and by requirements, the satisfaction of which enable the Trust to receive certain favorable tax treatment.

DETERMINATION OF NET ASSET VALUE

The Net Asset Value (NAV) for each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed. The discussion below relates to the computation of NAV for the specified Funds.

EQUITY FUND, SMALL/MID CAP EQUITY FUND, INTERNATIONAL EQUITY FUND, SMALL CAP INDEX FUND, INTERNATIONAL INDEX FUND, EQUITY AND BOND FUND, BOND FUND AND TAX ADVANTAGED BOND FUND

Equity securities (including common stocks, preferred stocks, convertible securities and warrants) and call options written on all portfolio securities, listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day, such securities are valued at the last sale price on the exchange on which it is traded. Securities traded only on over-the-counter markets generally are valued at the closing bid price. Equities traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the Nasdaq Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking a NOCP, the last current reported sales price as of the time of valuation of NASDAQ, or lacking any current reported sales on NASDAQ at the time of valuation, at the most recent bid quotation on NASDAQ.

Debt securities traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued, or, lacking any sales, at the last reported bid price. Debt securities other than money market instruments traded in the over-the-counter market are valued at the last reported bid price or at yield equivalent as obtained from one or more dealers that make markets in the securities. If the market quotations described above are not available, debt securities, other than short-term debt securities, may be valued at a fair value as determined by one or more independent pricing services (each, a “Service”). The Service may use available market quotations and employ electronic data processing techniques and/or a matrix system to determine valuations. Each Service’s procedures are reviewed by the officers of the Trust under the general supervision of the Boards of Trustees of the Trust.

Money market instruments held with a remaining maturity of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis. Under the amortized cost basis method of valuation, the security is initially valued at its purchase price (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter by amortizing any premium or discount uniformly to maturity. If for any reason the amortized cost method of valuation does not appear to fairly reflect the fair value of any security, a fair value will be determined in good faith by or under the direction of the Boards of Trustees of the Trust as in the case of securities having a maturity of more than 60 days.

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Securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where they are primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotes are available, or the last reported bid price if there is no active trading in a particular security on a given day. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. Forward currency contracts are valued at the current cost of offsetting the contract. Because foreign securities (other than American Depositary Receipts) are valued as of the close of trading on various exchanges and over- the-counter markets throughout the world, the NAV of Funds investing in foreign securities generally includes values of foreign securities held by those Funds that were effectively determined several hours or more before the time NAV is calculated. In addition, foreign securities held by Funds may be traded actively in securities markets which are open for trading on days when the Funds do not calculate their NAV. Accordingly, there may be occasions when a Fund holding foreign securities does not calculate its NAV but when the value of such Fund’s portfolio securities is affected by such trading activity.

The Funds monitor for significant events in foreign markets. A Fund may price a non-U.S. security it holds at a fair value determined according to procedures adopted by the Board of the Trust if it appears that the value of the security has been materially affected by events occurring between the close of the primary market or exchange on which the security is traded and the time for computing NAV.

The Trust’s Board of Trustees has adopted procedures to value non-U.S. securities (“foreign securities”) held by the International Equity Fund and the International Index Fund. The procedures require foreign securities held by these two Funds to be fair valued in certain circumstances using prices provided by a third-party pricing service. The Manager fair values foreign securities held by these two Funds on valuation days when the closing prices for such securities are determined not to reflect the market value of such securities as of the time the Funds compute their NAVs. The Manager uses systematic and objective standards to determine when the closing prices of the foreign securities held by the International Equity Fund and the International Index Fund do not reflect the market value of such securities.

Exchange listed options that are written or purchased by a Fund are valued on the primary exchange on which they are traded. Over-the-counter options written or purchased by a Fund are valued based upon prices provided by market-makers in such securities. Exchange-traded financial futures contracts are valued at their settlement price established each day by the board of trade or exchange on which they are traded.

Securities for which market quotations are not readily available, or for which the procedures described above do not produce a fair value, are valued at a fair value as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust. The effect of this will be that NAV will not be based on the last quoted price on the security, but on a price with the Board of Trustees or its delegate believes reflects the current and true price of the security.

MONEY MARKET FUND

All of the assets of the Money Market Fund are valued on the basis of amortized cost in an effort to maintain a constant NAV of $1.00 per share. The Board of Trustees of the Trust has determined this to be in the best interests of the Money Market Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities.

The Board has established procedures reasonably designed, taking into account current market conditions and the Money Market Fund’s investment objectives, to stabilize the NAV per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to

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determine the extent, if any, to which the NAV per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a NAV per share determined from available market quotations. Even if these steps were taken, the Money Market Fund’s NAV might still decline.

The Master Portfolios

NAV per share for the S&P 500 Index Fund and the LifePath Funds, as feeder funds, will reflect the NAV of their respective Master Portfolios, which is described in more detail below. NAV for a Master Portfolio is determined on each day the Master Portfolio is open for trading. The assets of each LifePath Master Portfolio consist of shares of the Underlying Funds, which are valued as described below. The NAVs of the Master Portfolios in which the S&P 500 Index Fund and the LifePath Funds invest are calculated as described below.

The aggregate net asset value of a Master Portfolio is the value of the securities held by the Master Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses). Expenses, including the fee payable to BITC and BFA, are accrued daily. Each investor in a Master Portfolio may add to or reduce its investment in the Master Portfolio on each day the NYSE is open for trading. The value of each investor’s interest in the Master Portfolio will be determined after the close of business on the NYSE by multiplying the aggregate net asset value of the Master Portfolio by the percentage, effective for that day, that represents the investor’s share of the aggregate interests in the Master Portfolio. Any additions or withdrawals to be effected on that day will then be effected. The investor’s percentage of the aggregate interests in the Master Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Master Portfolio as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Master Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Master Portfolio as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Master Portfolio by all investors in the Master Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Master Portfolio after the close of business on the NYSE or the next determination of the aggregate net asset value of the Master Portfolio.

Valuation of securities held by a Master Portfolio is as follows:

Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (an “Exchange”) are valued via independent pricing services generally at the Exchange closing price, or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued, however, under certain circumstances other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a Master Portfolio on a day on which the Master Portfolio values such security, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such security. If a Master Portfolio holds both long and short positions in the same security, the last bid price will be applied to securities held long and the last ask price will be applied to securities sold short. If no bid or ask price is available on a day on which a Master Portfolio values such security, the prior day’s price will be used, unless BITC or BFA determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a fair value asset.

Fixed Income Investments. Fixed income securities for which market quotations are readily available are generally valued using such securities’ most recent bid prices provided directly from one or more broker-dealers,

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market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Master Fund’s Board of Trustees. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value. Loan participation notes are generally valued at the mean of the last available bid prices from one or more brokers or dealers as obtained from independent third-party pricing services. Certain fixed income investments including asset-backed and mortgage-related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Fixed income securities for which market quotations are not readily available may be valued by third-party pricing services that make a valuation determination by securing transaction data (e.g., recent representative bids), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by a Master Portfolio on a day on which the Master Portfolio values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a Master Portfolio values such option, the prior day’s price will be used, unless BITC or BFA determines that such prior day’s price no longer reflects the fair value of the option in which case such option will be treated as a fair value asset. OTC options may be valued using a mathematical model which incorporates a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Master Fund’s Board of Trustees.

Underlying Funds. Shares of underlying open-end funds are valued at net asset value. Shares of underlying exchange traded closed-end funds or other exchange-traded funds will be valued at their most recent closing price.

New York Stock Exchange Closings. The holidays on which the New York Stock Exchange is closed currently are: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Underlying iShares MSCI Emerging Markets Index Fund

The following discussion regarding the determination of NAV relates to the Underlying iShares MSCI Emerging Markets Index Fund. Therefore, the term “Fund” refers to that fund and not to the State Farm LifePath Funds.

NAV per share for the Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined as of the close of the regular trading session on the AMEX (ordinarily 4:00 p.m., Eastern time) on each day that the AMEX is open. The Company may establish additional times for the computation of NAV of the Fund in the future in connection with the possible future trading of iShares of such Fund on one or more foreign exchanges.

Portfolio securities for which market prices are readily available are valued using the official closing prices of the primary exchange on which they are traded. The methodology used to determine such closing prices varies among markets. Such prices are generally the same as those used by MSCI in calculating the benchmark indices used by the Fund. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Fund’s Board of Directors. Currency values generally are converted into U.S. dollars using the same exchange rates utilized by MSCI in the calculation of the relevant MSCI Indices (currently, exchange rates as of 4:00 p.m. London time). However,

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the Fund may use a different rate from the rate used by MSCI in the event the adviser concludes that such rate is more appropriate. Any such use of a different rate than MSCI may adversely affect the Fund’s ability to track its benchmark MSCI Index.

The Underlying iShares Barclays Aggregate Bond Fund

The NAV per iShare of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per iShare for the Fund is calculated by State Street Bank and Trust Company and determined as of the close of the regular trading session on the AMEX (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

In computing the Fund’s NAV, fixed income securities are normally valued based on information provided by the Fund’s index provider. Fixed income securities are normally valued using data that reflects quoted bond prices as of 3:00 p.m. Eastern Time, the generally observed close of the U.S. bond markets. Other portfolio securities are normally valued using market quotations. Securities for which index provider information or reliable market quotations are not readily available are valued using “fair value pricing procedures.” In these situations, a security’s value for NAV purposes is determined in good faith by BFA in accordance with procedures adopted by the Fund’s Board. The Fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the generally observed close of the U.S. bond market.

All Other Underlying iShares Funds

The following discussion regarding the determination of NAV relates to the Underlying iShares Funds other than the iShares MSCI Emerging Markets Index Fund and the iShares Barclays U.S. Aggregate Bond Fund. Therefore, the term “Fund” or “Funds” refers to those funds and not to the State Farm LifePath Funds.

The NAV of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of such Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by State Street Bank and Trust Company and determined as of the close of the regular trading session on the AMEX (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing a Fund’s NAV, the Fund’s securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by BFA in accordance with procedures adopted by the Board of the Underlying iShares Fund.

Each Listing Exchange intends to disseminate every fifteen seconds the approximate value of the iShares of every Fund. Bloomberg will provide approximate values for those Funds on a similar basis. This approximate value should not be viewed as a “real-time” update of the NAV of any Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

The Underlying Money Market Fund

The following discussion regarding valuation relates to the Underlying Money Market Fund. Therefore, the term “Fund” refers to that fund and not to the State Farm LifePath Funds.

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The Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund’s portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in the Fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees of the underlying Money Market Fund to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund’s portfolio holdings by the Board of Trustees of the underlying Money Market Fund, at such intervals as it may deem appropriate, to determine whether the Fund’s NAV calculated by using available market quotations deviates from the $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds  1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations.

GENERAL

Computation of NAV by the Funds, the Master Portfolios and the Underlying Funds (and the sale and redemption of fund shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the Commission, or the NYSE is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of the funds not reasonably practicable.

PURCHASE AND REDEMPTION OF FUND SHARES

Purchases of Fund shares are discussed fully in the Prospectus under the heading “Shareholder Information—How to Buy Shares.” Redemptions of Fund Shares are discussed fully in the Prospectus under the heading “Shareholder Information—How to Redeem Fund Shares.”

SPECIAL WAIVERS. Class A and Legacy Class A shares are purchased without a sales charge in the situations specified in the Prospectus. However, in certain specific situations, redemptions of such shares within 12 months of purchase are subject to a contingent deferred sales charge of 0.50% of the lesser of the value of the shares redeemed or the total cost of the shares.

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RIGHTS OF ACCUMULATION. Each Fund offers to all qualifying investors a cumulative discount under which investors are permitted to purchase Class A and Legacy Class A shares of any Fund at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current NAV of the purchaser’s holdings of shares of any Fund. Acceptance of the purchase order is subject to confirmation of qualification. The cumulative discount may be amended or terminated at any time as to subsequent purchases.

SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan (“SWP”) is designed to provide a convenient method of receiving fixed payments at regular intervals from shares deposited by the applicant under the SWP. Periodic checks of $100 or more will be sent to the applicant, or any person designated by him, monthly, quarterly or annually.

Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the NAV per share in effect on the record date.

SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and ultimately may exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder; (2) upon receipt by the Fund of appropriate evidence of the shareholder’s death; or (3) when all shares under the SWP have been redeemed.

SPECIAL REDEMPTIONS. Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Board of Trustees of the Trust. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to $500,000 of the applicable Fund during any 90-day period for any one account.

APPOINTMENT OF AUTHORIZED AGENTS. Class R-1, R-2 and R-3 shares of each Fund may be purchased or redeemed in connection with retirement plan administrative and recordkeeping services offered by one or more third party administrators designated by the Trust. The Trust authorizes third party administrators or their designees (“authorized agents”) to accept share purchase and redemption orders on its behalf. For purchase orders placed through an authorized agent, a shareholder will pay a Fund’s NAV per share next computed after the receipt by the authorized agent of such purchase order. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order. There is pending at the date of this SAI a rule proposal by the Commission that would require that all purchase and redemption requests be received by the Trust, its primary transfer agent or a registered clearing agency by the time of NAV calculation on a day to receive that day’s price. That proposed rule, if made effective, would require termination of the authority of those authorized agents to accept orders on behalf of the Funds.

DISTRIBUTION EXPENSES

Management Corp. serves as the principal underwriter for the Trust pursuant to a Distribution Agreement which has been approved by the Board of Trustees of the Trust. Management Corp. is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”). Class A, Class B, Legacy Class A, Legacy Class B, Class R-1 and Class R-2 shares of each Fund will be continuously offered and will be sold by registered

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representatives of Management Corp., which receives sales charges and/or distribution plan fees from these classes of Fund shares under the Distribution Agreement. Institutional Class and R-3 shares are made available for purchase by Management Corp. in circumstances specified in the Prospectus for the applicable share class. Registered representatives of Management Corp. are not compensated for selling Institutional Class and R-3 shares.

Management Corp. uses the sales charges and 12b-1 distribution plan fees it collects from certain Classes of each Fund to pay cash and non-cash compensation to its registered representatives for their services. Registered representatives who sell Class A and Legacy Class A shares receive direct and indirect compensation for their services. Even though Management Corp. receives no upfront sales charge when an investor purchases Class B or Legacy Class B shares, Management Corp. pays its registered representatives the same amount for selling Class B and Legacy Class B shares as it pays those persons for selling Class A and Legacy Class A shares. In the case of Class B and Legacy Class B shares, Management Corp. finances the commissions payable to its registered representatives by paying commissions when Fund shares are sold and by using future and anticipated contingent deferred sales charges and 12b-1 distribution fees to recoup the initial commission expense. Registered representatives receive annual trailing commissions for selling all four share classes.

Management Corp.’s registered representatives are compensated differently for selling Class R-1 and R-2 shares. Whenever a registered representative’s customer purchases shares of either Class R-1 or R-2, the registered representative receives a sales commission equal to a percentage of the amount invested. The percentage varies depending upon the amount of R-1 and R-2 shares purchased and/or owned by the qualified retirement plan. Registered representatives can qualify for an additional sales commission on their sale of R-1 and R-2 shares if they annually sell more than $150,000 of R-1 and R-2 shares to their customers. Registered representatives receive annual trailing commissions with respect to their customers’ investments in Class R-1 or R-2 shares. In the case of Class R-1 and R-2, the annual trailing commissions are 0.35% and 0.20%, respectively, of the average daily NAV invested in Fund shares in the accounts of the registered representative’s customers.

In addition to paying commissions directly to its registered representatives for selling Fund shares and for providing other shareholder services, Management Corp. may, in its discretion, pay other cash and non-cash compensation to such persons for their services, including, but not limited to, cash bonuses, prizes, awards and trips. The aggregate amount of direct and indirect compensation paid by Management Corp. to its registered representatives for selling Fund shares may, over short or extended periods of time, exceed the aggregate amount of sales charges and distribution plan fees that Management Corp. receives from the Trust.

Management Corp. bears all the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature. The Trust bears the expenses of registering its shares with the Commission and paying the fees required to be paid by state regulatory authorities. The Distribution Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act); or (ii) by the vote of a majority of the outstanding voting securities of a Fund. Management Corp. is not obligated to sell any specific amount of shares of any Fund.

Management Corp.’s business and mailing address is One State Farm Plaza, Bloomington, Illinois 61710. Management Corp. was organized as a Delaware corporation in November 1996 and is a wholly-owned subsidiary of Auto Company.

Management Corp., as principal underwriter for the Funds, receives underwriting commissions from the Funds in the form of front-end sales charges and contingent deferred sales charges, and the underwriting commissions paid by the Funds to Management Corp. during the previous three calendar years are reflected in the chart below. Management Corp. sells Fund shares through its registered representatives and does not appoint other brokers or dealers to sell Fund shares. Accordingly, Management Corp. retains 100% of the underwriting commissions received from the Funds.

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Underwriting Commissions Paid by the Funds to Management Corp.,

the Trust’s Distributor and Principal Underwriter

Calendar Year	Fund	Front-End Sales Charges	Compensation on Redemption or Repurchase (Contingent Deferred Sales Charges)	Aggregate Underwriting Commissions (Front End Sales Charges plus Contingent Deferred Sales Charges)	Aggregate Underwriting Commissions Retained by Management Corp.
2006	Equity Fund	$397,460	$73,324	$470,784	$470,784
2007	Equity Fund	461,689	66,910	528,599	528,599
2008	Equity Fund	316,780	59,414	376,194	376,194
2006	Small/Mid Cap Equity Fund	175,653	102,154	277,807	277,807
2007	Small/Mid Cap Equity Fund	363,066	29,672	392,738	392,738
2008	Small/Mid Cap Equity Fund	324,585	25,758	350,343	350,343
2006	International Equity Fund	174,285	14,804	189,089	189,089
2007	International Equity Fund	199,839	13,513	213,352	213,352
2008	International Equity Fund	158,991	16,524	175,515	175,515
2006	S&P 500 Index Fund	1,350,204	235,527	1,585,731	1,585,731
2007	S&P 500 Index Fund	1,554,285	220,814	1,775,099	1,775,099
2008	S&P 500 Index Fund	1,219,017	208,878	1,427,895	1,427,895
2006	Small Cap Index Fund	593,491	78,453	671,944	671,944
2007	Small Cap Index Fund	585,591	72,451	658,042	658,042
2008	Small Cap Index Fund	387,387	76,517	463,904	463,904
2006	International Index Fund	507,182	33,505	540,687	540,687
2007	International Index Fund	659,905	41,269	701,174	701,174
2008	International Index Fund	472,716	45,700	518,416	518,416
2006	Equity and Bond Fund	319,245	79,295	398,540	398,540
2007	Equity and Bond Fund	353,759	62,635	416,394	416,394
2008	Equity and Bond Fund	270,899	69,484	340,383	340,383
2006	Bond Fund	445,101	108,601	553,702	553,702
2007	Bond Fund	377,558	71,854	449,413	449,413
2008	Bond Fund	428,564	68,500	497,064	497,064
2006	Tax Advantaged Bond Fund	78,136	15,684	93,820	93,820
2007	Tax Advantaged Bond Fund	84,115	10,416	94,532	94,532
2008	Tax Advantaged Bond Fund	162,986	9,317	172,303	172,303
2006	Money Market Fund	165	12,681	12,846	12,846
2007	Money Market Fund	114	23,284	23,397	23,397
2008	Money Market Fund	0	83,524	83,524	83,524
2006	Lifepath Income Fund	698,199	38,874	737,073	737,073
2007	Lifepath Income Fund	819,736	34,118	853,854	853,854
2008	Lifepath Income Fund	682,693	55,357	738,050	738,050
2006	Lifepath 2020 Fund	4,207,371	157,890	4,365,260	4,365,260
2007	Lifepath 2020 Fund	5,322,500	187,432	5,509,933	5,509,933
2008	Lifepath 2020 Fund	3,683,540	279,876	3,963,416	3,963,416
2006	Lifepath 2030 Fund	3,537,597	118,627	3,656,224	3,656,224
2007	Lifepath 2030 Fund	5,049,841	185,067	5,234,907	5,234,907
2008	Lifepath 2030 Fund	3,894,420	229,739	4,124,159	4,124,159
2006	Lifepath 2040 Fund	2,668,472	95,357	2,763,829	2,763,829
2007	Lifepath 2040 Fund	4,350,049	145,875	4,495,925	4,495,925
2008	Lifepath 2040 Fund	3,181,381	191,126	3,372,508	3,372,508
2006	Lifepath 2050 Fund	0	0	0	0
2007	Lifepath 2050 Fund	0	0	0	0
2008	Lifepath 2050 Fund	138,940	0	138,940	138,940

Other than the compensation described in the table above, Management Corp. received no other compensation, such as brokerage commissions, from the Funds during the calendar year ended December 31, 2008.

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DISTRIBUTION PLANS

State Farm Mutual Fund Trust has adopted a distribution and service plan (the “Plan”) for Class A, Class B, Legacy Class A, Legacy Class B, Class R-1 and Class R-2 shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of FINRA regarding asset based sales charges. The Trust has also entered into a Shareholder Services Agreement with the Manager for Class A, Class B, Legacy Class A, Legacy Class B, Institutional Class, Class R-1, Class R-2 and Class R-3 shares of each Fund.

Pursuant to the Plan, each Fund will pay Management Corp. a 12b-1 distribution and service fee equal to the amounts specified in the Trust’s Prospectuses.

The 12b-1 distribution and service expenses of a Fund pursuant to the Plan are accrued on a fiscal year basis. The purpose of the 12b-1 distribution and service fee is to compensate Management Corp. for its expenses in financing ongoing services to shareholders and any activity primarily intended to result in the sale of Fund shares. Management Corp. pays commissions to registered representatives as well as reimbursement of expenses of printing Prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.

In accordance with the terms of the Plan, Management Corp. will provide to each Fund, for review by the Board of Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. Each quarter, the Board of Trustees will review the level of compensation the Plan provide in considering the continued appropriateness of the Plan.

The Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan. In approving the Plan, the Trustees identified and considered a number of potential benefits which the Plan may provide. The Board of Trustees believes that there is a reasonable likelihood that the Plan will benefit each Fund and its current and future shareholders. Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees in the manner described above. The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Board of Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund affected thereby. The Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

The anticipated benefits to the Funds and their shareholders that may result from the Plan are as follows. First, the Plan allows more flexibility to the prospective shareholder in choosing how to pay sales loads. Second, it provides an attractive compensation package for the sales force to sell the Funds which is necessary to attract assets. Third, the Plan provides an incentive for the sales force to provide a higher level of service and compensate them accordingly. This in turn should lead to improved retention and a higher amount of assets, which in turn will benefit all shareholders by lowering costs per share in the future.

The Funds also will compensate the Manager under the Shareholder Services Agreement for account maintenance and personal services provided to Class A, Class B, Legacy Class A, Legacy Class B, Institutional Class, Class R-1, Class R-2, and Class R-3 shareholders. The expenses of a class of shares of a Fund under the Shareholder Services Agreement are accrued on a fiscal year basis and equal the following percentages of the average daily net assets of the specified classes of the Funds:

	Shareholder Servicing Fee
	Class A	Class B	Legacy Class A	Legacy Class B	Institutional Class
All Funds	0.25%	0.25%	0.25%	0.25%	0.25%

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R-Shares of each Fund, including the R-Shares of the Equity and Bond Fund, shall pay the Manager for each month a shareholder service fee at an annual rate the amount of which is reflected in the schedule below and which depends on the total amount of net assets invested in R-Shares of all Funds on the close of the first business day of December in the previous calendar year:

Total Amount of Net Assets Invested in R-Shares of all Funds as of the First Business Day in December in the Previous Calendar Year	Percentage Charged as a Shareholder Servicing Fee to Each R-Share Class of Each Fund in the Subsequent Calendar Year
Less than $1 Billion	0.3200%
$1-2 Billion	0.3060%
$2-3 Billion	0.2907%
$3-4 Billion	0.2846%
$4-5 Billion	0.2813%
More than $5 Billion	0.2800%

The tables below reflect the 12b-1 payments made by Class A, Legacy Class A, Class B, Legacy Class B, Class R-1 and Class R-2 of the Funds to Management Corp., and the amount of distribution expenses incurred by Management Corp. Under the Plan, the Funds make 12b-1 payments to Management Corp. only if Management Corp. has incurred distribution or service expenses. The Funds may make 12b-1 payments to Management Corp. to reimburse Management Corp. for distribution or service expenses it incurred in prior periods.

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State Farm Mutual Fund Trust

Class A 12b-1 Distribution Plan Report

for

Period Ending December 31, 2008

			Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P Index Fund	Small Cap Index Fund	International Index Fund	Equity & Bond Fund	Bond Fund
1)	Payments made by Fund to SFVPMC under Rule 12b-1		$34,838	$52,978	$40,154	$124,188	$53,761	$79,535	$43,411	$79,438

2)	Distribution Expenses paid by SFVPMC:
	a)	Commissions and Other Payments to Registered Representatives	$—	$—	$—	$—	$—	$—	$—	$6,839
	b)	Employee Salary, Benefits, and Overhead Costs	$84,286	$128,175	$97,149	$300,461	$130,070	$192,428	$105,028	$192,193
	c)	Preparation & Mailing of:
		Advertising and Marketing Costs	$22,362	$34,006	$25,775	$79,715	$34,509	$51,053	$27,865	$50,991
		Prospectus Costs	$335	$510	$387	$1,196	$518	$766	$418	$765

3)	Total Distribution Expenses		$106,984	$162,691	$123,310	$381,372	$165,096	$244,247	$133,311	$250,788

4)	Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1 for the quarter		$72,146	$109,713	$83,156	$257,184	$111,335	$164,712	$89,900	$171,350

5)	Cumulative Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1		$146,316	$222,598	$197,617	$475,611	$253,589	$332,382	$209,336	$277,554

			Tax Adv. Bond Fund	Money Market Fund	LifePath Inc Fund	LifePath 2010 Fund*	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund	Grand Total
1)	Payments made by Fund to SFVPMC under Rule 12b-1		$71,043	$88,480	$107,502	$275,692	$506,750	$435,564	$318,634	$3,260	$2,315,227

2)	Distribution Expenses paid by SFVPMC:
	a)	Commissions and Other Payments to Registered Representatives	$61,659	$104,057	$—	$—	$—	$—	$—	$—	$172,555
	b)	Employee Salary, Benefits, and Overhead Costs	$171,882	$356,780	$260,091	$667,010	$1,226,034	$1,053,804	$770,906	$7,885	$5,744,182
	c)	Preparation & Mailing of:
		Advertising and Marketing Costs	$45,602	$94,657	$69,004	$176,964	$325,278	$279,584	$204,528	$2,092	$1,523,983
		Prospectus Costs	$684	$1,420	$1,035	$2,654	$4,878	$4,193	$3,067	$31	$22,856

3)	Total Distribution Expenses		$279,826	$556,913	$330,130	$846,628	$1,556,190	$1,337,581	$978,501	$10,008	$7,463,576

4)	Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1 for the quarter		$208,783	$468,433	$222,628	$570,936	$1,049,440	$902,017	$659,867	$6,749	$5,148,349

5)	Cumulative Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1		$365,906	$720,522	$347,437	$933,514	$1,671,641	$1,434,667	$1,039,922	$6,749	$8,635,359

*	On November 20, 2009, the LifePath 2010 Fund merged into the LifePath Income Fund. After November 20, 2009, the LifePath 2010 Fund ceased to exist.

103

State Farm Mutual Fund Trust

Legacy Class A 12b-1 Distribution Plan Report

for

Period Ending December 31, 2008

				Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P Index Fund	Small Cap Index Fund	International Index Fund	Equity & Bond Fund	Bond Fund
1)	Payments made by Fund to SFVPMC under Rule 12b-1			$193,356	$168,626	$121,979	$744,135	$339,195	$271,461	$210,498	$297,554

2)	Distribution Expenses paid by SFVPMC:
	a	)	Commissions and Other Payments to Registered Representatives	$172,481	$131,402	$93,472	$694,693	$289,412	$232,883	$179,611	$287,424
	b	)	Employee Salary, Benefits, and Overhead Costs	$467,806	$407,975	$295,115	$1,800,361	$820,649	$656,774	$509,279	$719,903
	c	)	Preparation & Mailing of:
			Advertising and Marketing Costs	$124,113	$108,239	$78,297	$477,652	$217,725	$174,248	$135,116	$190,997
			Prospectus Costs	$1,861	$1,623	$1,174	$7,164	$3,265	$2,613	$2,026	$2,864

3)	Total Distribution Expenses			$766,262	$649,240	$468,058	$2,979,869	$1,331,052	$1,066,518	$826,033	$1,201,189

4)	Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1 for the quarter			$572,906	$480,614	$346,079	$2,235,735	$991,857	$795,057	$615,535	$903,635

5)	Cumulative Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1			$4,047,645	$3,708,421	$2,632,024	$12,417,373	$6,505,126	$4,181,321	$5,150,931	$5,558,702

				Tax Adv. Bond Fund	Money Market Fund	LifePath Inc Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	Grand Total
1)	Payments made by Fund to SFVPMC under Rule 12b-1			$153,904	$126,761	$227,329	$584,288	$940,382	$651,544	$454,332	$5,485,342

2)	Distribution Expenses paid by SFVPMC:
	a)		Commissions and Other Payments to Registered Representatives	$126,809	$225,239	$236,059	$571,861	$857,134	$557,996	$341,181	$4,997,658
	b)		Employee Salary, Benefits, and Overhead Costs	$372,356	$511,142	$550,000	$1,413,627	$2,275,162	$1,576,349	$1,099,213	$13,475,713
	c)		Preparation & Mailing of:
			Advertising and Marketing Costs	$98,789	$135,611	$145,920	$375,048	$603,621	$418,219	$291,631	$3,575,227
			Prospectus Costs	$1,482	$2,034	$2,188	$5,625	$9,053	$6,272	$4,374	$53,620

3)	Total Distribution Expenses			$599,436	$874,026	$934,167	$2,366,161	$3,744,970	$2,558,837	$1,736,399	$22,102,217

4)	Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1 for the quarter			$445,532	$747,265	$706,838	$1,781,873	$2,804,589	$1,907,293	$1,282,067	$16,616,875

5)	Cumulative Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1			$4,045,092	$4,170,944	$2,829,626	$6,186,283	$9,288,690	$5,922,170	$3,821,722	$80,466,071

104

State Farm Mutual Fund Trust

Class B 12b-1 Distribution Plan Report

for

Period Ending December 31, 2008

				Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P Index Fund	Small Cap Index Fund	International Index Fund	Equity & Bond Fund	Bond Fund
1)	Payments made by Fund to SFVPMC under Rule 12b-1			$27,346	$64,605	$68,947	$93,407	$64,170	$80,204	$66,077	$40,944

2)	Distribution Expenses paid by SFVPMC:
	a)		Commissions and Other Payments to Registered Representatives	$6,364	$15,921	$12,185	$27,499	$11,427	$17,234	$10,422	$19,214
	b)		Employee Salary, Benefits, and Overhead Costs	$17,410	$41,133	$43,898	$59,471	$40,856	$51,065	$42,384	$38,100
	c	)	Preparation & Mailing of:
			Advertising and Marketing Costs	$5,851	$13,823	$14,752	$19,986	$13,730	$17,161	$14,243	$10,108
			Prospectus Costs	$88	$207	$221	$300	$206	$257	$214	$152

3)	Total Distribution Expenses			$29,713	$71,085	$71,056	$107,255	$66,219	$85,717	$67,263	$67,575

4)	Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1 for the quarter			$2,367	$6,480	$2,109	$13,848	$2,049	$5,513	$1,186	$26,631

5)	Cumulative Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1			$18,693	$23,192	$17,873	$67,424	$31,588	$37,321	$19,347	$75,089

				Tax Adv. Bond Fund	Money Market Fund	LifePath Inc Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	Grand Total
1)	Payments made by Fund to SFVPMC under Rule 12b-1			$21,913	$15,321	$10,697	$35,939	$94,711	$106,685	$108,483	$899,449

2)	Distribution Expenses paid by SFVPMC:
	a)		Commissions and Other Payments to Registered Representatives	$5,799	$—	$2,611	$14,936	$46,801	$60,300	$66,192	$316,906
	b)		Employee Salary, Benefits, and Overhead Costs	$20,391	$16,849	$6,811	$22,882	$60,301	$67,925	$69,070	$598,544
	c	)	Preparation & Mailing of:
			Advertising and Marketing Costs	$5,410	$4,470	$2,289	$7,690	$20,265	$22,827	$23,211	$195,815
			Prospectus Costs	$81	$67	$34	$115	$304	$342	$348	$2,937

3)	Total Distribution Expenses			$31,680	$21,386	$11,745	$45,623	$127,670	$151,393	$158,822	$1,114,203

4)	Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1 for the quarter			$9,767	$6,065	$1,048	$9,684	$32,960	$44,709	$50,339	$214,754

5)	Cumulative Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1			$31,289	$23,441	$16,873	$70,177	$207,418	$238,050	$255,993	$1,133,767

105

State Farm Mutual Fund Trust

Class B 12b-1 Service Plan Report

for

Period Ending December 31, 2008

				Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P Index Fund	Small Cap Index Fund	International Index Fund	Equity & Bond Fund	Bond Fund
1)	Payments made by Fund to SFVPMC under Rule 12b-1			$7,292	$8,614	$9,193	$24,908	$17,112	$21,388	$8,810	n/a

2)	Servicing Expenses paid by SFVPMC:
	a)		Commissions and Other Payments to Registered Representatives	$3,293	$5,542	$4,622	$13,490	$5,785	$7,871	$4,572	n/a
	b	)	Employee Salary, Benefits, and Overhead Costs	$4,643	$10,969	$11,706	$15,859	$10,895	$13,617	$11,302	n/a

3)	Total Servicing Expenses			$7,936	$16,511	$16,328	$29,349	$16,680	$21,489	$15,874	n/a

4)	Excess of Total Servicing Expenses over payments made by Fund under Rule 12b-1 for the quarter			$644	$7,897	$7,135	$4,441	$(432)	$101	$7,064	n/a

5)	Cumulative Excess of Total Servicing Expenses over payments made by Fund under Rule 12b-1			$2,640	$7,897	$7,135	$12,420	$2,124	$2,648	$7,065	n/a

				Tax Adv. Bond Fund	Money Market Fund	LifePath Inc Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	Grand Total
1)	Payments made by Fund to SFVPMC under Rule 12b-1			n/a	n/a	$2,853	$9,584	$25,256	$28,449	$28,929	$192,388

2)	Servicing Expenses paid by SFVPMC:
	a)		Commissions and Other Payments to Registered Representatives	n/a	n/a	$4,130	$15,094	$39,428	$46,822	$49,212	$199,862
	b	)	Employee Salary, Benefits, and Overhead Costs	n/a	n/a	$1,816	$6,102	$16,080	$18,113	$18,419	$139,521

3)	Total Servicing Expenses			n/a	n/a	$5,947	$21,196	$55,508	$64,935	$67,630	$339,383

4)	Excess of Total Servicing Expenses over payments made by Fund under Rule 12b-1 for the quarter			n/a	n/a	$3,094	$11,612	$30,252	$36,486	$38,701	$146,994

5)	Cumulative Excess of Total Servicing Expenses over payments made by Fund under Rule 12b-1			n/a	n/a	$6,968	$26,663	$73,747	$84,664	$90,293	$324,264

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State Farm Mutual Fund Trust

Legacy Class B 12b-1 Distribution Plan Report

for

Period Ending December 31, 2008

				Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P Index Fund	Small Cap Index Fund	International Index Fund	Equity & Bond Fund	Bond Fund
1)	Payments made by Fund to SFVPMC under Rule 12b-1			$186,711	$146,394	$107,341	$708,996	$322,750	$222,986	$272,067	$338,420

2)	Distribution Expenses paid by SFVPMC:
	a	)	Commissions and Other Payments to Registered Representatives	$57,977	$48,774	$29,907	$228,359	$89,665	$64,565	$70,754	$81,008
	b)		Employee Salary, Benefits, and Overhead Costs	$173,742	$136,226	$99,885	$659,749	$300,332	$207,498	$253,169	$314,913
	c)		Preparation & Mailing of:
			Advertising and Marketing Costs	$46,095	$36,142	$26,500	$175,037	$79,681	$55,051	$67,168	$83,549
			Prospectus Costs	$691	$542	$397	$2,625	$1,195	$826	$1,007	$1,253

3)	Total Distribution Expenses			$278,506	$221,684	$156,690	$1,065,770	$470,873	$327,940	$392,098	$480,724

4)	Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1 for the quarter			$91,795	$75,290	$49,349	$356,774	$148,123	$104,953	$120,031	$142,304

5)	Cumulative Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1			$1,510,646	$1,959,723	$1,548,054	$4,731,843	$2,978,648	$1,970,303	$2,741,927	$2,156,575

				Tax Adv. Bond Fund	Money Market Fund	LifePath Inc Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	Grand Total
1)	Payments made by Fund to SFVPMC under Rule 12b-1			$166,029	$40,499	$66,850	$283,736	$542,122	$423,476	$306,903	$4,135,281

2)	Distribution Expenses paid by SFVPMC:
	a)		Commissions and Other Payments to Registered Representatives	$31,510	$—	$—	$46,308	$131,489	$124,519	$120,562	$1,125,398
	b)		Employee Salary, Benefits, and Overhead Costs	$154,496	$44,538	$62,207	$264,028	$504,467	$394,062	$285,586	$3,854,898
	c)		Preparation & Mailing of:
			Advertising and Marketing Costs	$40,989	$11,816	$16,504	$70,049	$133,840	$104,548	$75,768	$1,022,739
			Prospectus Costs	$615	$177	$248	$1,051	$2,007	$1,568	$1,136	$15,339

3)	Total Distribution Expenses			$227,610	$56,532	$78,958	$381,435	$771,803	$624,697	$483,053	$6,018,374

4)	Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1 for the quarter			$61,581	$16,033	$12,108	$97,699	$229,681	$201,221	$176,150	$1,883,093

5)	Cumulative Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1			$2,029,895	$372,265	$254,670	$1,214,586	$2,366,053	$1,866,944	$1,345,143	$29,047,277

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State Farm Mutual Fund Trust

Class R1 12b-1 Distribution Plan Report

for

Period Ending December 31, 2008

			Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P Index Fund	Small Cap Index Fund	International Index Fund	Equity & Bond Fund	Bond Fund
1)	Payments made by Fund to SFVPMC under Rule 12b-1		$10,110	$13,506	$13,523	$30,241	$14,470	$19,593	$12,305	$15,395

2)	Distribution Expenses paid by SFVPMC:
	a)	Commissions and Other Payments to Registered Representatives	$7,876	$9,781	$9,567	$26,295	$10,799	$14,651	$8,545	$11,521
	b)	Employee Salary, Benefits, and Overhead Costs	$12,230	$16,338	$16,359	$36,583	$17,504	$23,701	$14,886	$18,624
	c)	Preparation & Mailing of:
		Advertising and Marketing Costs	$3,245	$4,335	$4,340	$9,706	$4,644	$6,288	$3,949	$4,941
		Prospectus Costs	$49	$65	$65	$146	$70	$94	$59	$74

3)	Total Distribution Expenses		$23,399	$30,518	$30,330	$72,729	$33,017	$44,735	$27,439	$35,160

4)	Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1 for the quarter		$13,289	$17,012	$16,807	$42,488	$18,547	$25,142	$15,134	$19,765

5)	Cumulative Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1		$47,159	$50,062	$49,713	$133,652	$65,451	$69,599	$47,542	$54,929

			Tax Adv. Bond Fund	Money Market Fund	LifePath Inc Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund	Grand Total
1)	Payments made by Fund to SFVPMC under Rule 12b-1		n/a	$21,056	$8,879	$17,726	$42,443	$43,510	$43,987	$1,999	$308,743

2)	Distribution Expenses paid by SFVPMC:
	a)	Commissions and Other Payments to Registered Representatives	n/a	$13,162	$7,965	$17,920	$45,005	$44,815	$44,239	$719	$272,859
	b)	Employee Salary, Benefits, and Overhead Costs	n/a	$31,840	$10,741	$21,443	$51,343	$52,634	$53,211	$2,419	$379,854
	c)	Preparation & Mailing of:
		Advertising and Marketing Costs	n/a	$8,447	$2,850	$5,689	$13,622	$13,964	$14,117	$642	$100,779
		Prospectus Costs	n/a	$127	$43	$85	$204	$209	$212	$10	$1,511

3)	Total Distribution Expenses		n/a	$53,576	$21,598	$45,137	$110,174	$111,622	$111,778	$3,789	$755,003

4)	Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1 for the quarter		n/a	$32,520	$12,719	$27,411	$67,731	$68,112	$67,791	$1,790	$446,260

5)	Cumulative Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1		n/a	$84,479	$35,647	$79,545	$164,645	$161,510	$160,686	$1,790	$1,206,410

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State Farm Mutual Fund Trust

Class R2 12b-1 Distribution Plan Report

for

Period Ending December 31, 2008

			Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P Index Fund	Small Cap Index Fund	International Index Fund	Equity & Bond Fund	Bond Fund
1)	Payments made by Fund to SFVPMC under Rule 12b-1		$13,120	$14,338	$11,761	$24,634	$10,365	$14,633	$10,345	$10,324

2)	Distribution Expenses paid by SFVPMC:
	a)	Commissions and Other Payments to Registered Representatives	$11,612	$11,837	$9,624	$25,342	$9,818	$13,235	$7,789	$8,798
	b)	Employee Salary, Benefits, and Overhead Costs	$26,451	$28,909	$23,712	$49,666	$20,898	$29,503	$20,857	$20,815
	c)	Preparation & Mailing of:
		Advertising and Marketing Costs	$7,018	$7,670	$6,291	$13,177	$5,545	$7,827	$5,534	$5,522
		Prospectus Costs	$105	$115	$94	$198	$83	$117	$83	$83

3)	Total Distribution Expenses		$45,186	$48,530	$39,721	$88,383	$36,344	$50,683	$34,263	$35,218

4)	Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1 for the quarter		$32,066	$34,192	$27,960	$63,749	$25,979	$36,050	$23,918	$24,894

5)	Cumulative Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1		$94,290	$79,969	$73,378	$173,365	$81,545	$97,880	$61,511	$68,773

			Tax Adv. Bond Fund	Money Market Fund	LifePath Inc Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund	Grand Total
1)	Payments made by Fund to SFVPMC under Rule 12b-1		n/a	$22,468	$6,702	$21,150	$33,035	$37,568	$28,800	$1,180	$260,423

2)	Distribution Expenses paid by SFVPMC:
	a)	Commissions and Other Payments to Registered Representatives	n/a	$22,155	$7,805	$22,327	$36,094	$41,363	$32,872	$544	$261,214
	b)	Employee Salary, Benefits, and Overhead Costs	n/a	$67,950	$13,512	$42,643	$66,605	$75,744	$58,066	$2,379	$547,710
	c)	Preparation & Mailing of:
		Advertising and Marketing Costs	n/a	$18,028	$3,585	$11,314	$17,671	$20,096	$15,405	$631	$145,312
		Prospectus Costs	n/a	$270	$54	$170	$265	$301	$231	$9	$2,179

3)	Total Distribution Expenses		n/a	$108,403	$24,955	$76,453	$120,635	$137,503	$106,574	$3,564	$956,416

4)	Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1 for the quarter		n/a	$85,935	$18,253	$55,303	$87,600	$99,935	$77,774	$2,384	$695,993

5)	Cumulative Excess of Total Distribution Expenses over payments made by Fund under Rule 12b-1		n/a	$160,809	$38,982	$113,186	$184,741	$198,615	$165,811	$2,384	$1,595,240

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OTHER SERVICE PROVIDERS

CUSTODIANS

JPMorgan Chase Bank, North American Insurance Securities Services, 4 New York Plaza, 15th Floor, New York, New York 10004 (“JPMorgan Chase”), acts as custodian of the assets of each Fund, except the S&P 500 Index Fund, the International Index Fund, the International Equity Fund and the LifePath Funds. State Street Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116 (“State Street”), is the Trust’s custodian for the S&P 500 Index Fund, the International Index Fund, the LifePath Funds and the International Equity Fund.

JPMorgan Chase and State Street (the “custodians”) may hold securities of the Funds in amounts sufficient to cover put and call options written on futures contracts in a segregated account by transferring (upon the Trust’s instructions) assets from a Fund’s general (regular) custody account. The custodians also will hold certain assets of certain of the Funds or Master Portfolios constituting margin deposits with respect to financial futures contracts at the disposal of FCMs through which such transactions are effected. The Manager performs fund accounting services, including the valuation of portfolio securities and the calculation of NAV, for each Fund other than the International Equity Fund and the International Index Fund. State Street performs fund accounting services for these Funds.

TRANSFER AGENT

The Transfer Agent Agreement between the Trust and the Manager appoints the Manager as the Funds’ transfer agent and dividend disbursing agent. Under the terms of the agreement, the Manager: (1) prepares and mails transaction confirmations, annual records of investments and tax information statements; (2) effects transfers of Fund shares; (3) prepares annual shareowner meeting lists; (4) prepares, mails and tabulates proxies; (5) mails shareowner reports; and (6) disburses dividend and capital gains distributions. The Manager does not receive a fee under the Transfer Agent Agreement with the Trust, but the Manager does receive compensation for performing similar services under the Shareholder Services Agreement, which is discussed in this SAI. The Manager has retained DST to assist it in the performance of its transfer agency services.

State Street acts as transfer agent and dividend disbursing agent for the Master Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds’ independent registered public accounting firm is Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606. The firm audits each Fund’s annual financial statements, reviews certain regulatory reports and each Fund’s federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Committee of Independent Trustees.

TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “Taxes.” The Prospectus generally describes the United States federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance

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companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification as a Regulated Investment Company. It is intended that each Fund and Underlying Fund (each, a “RIC”) qualify as a “regulated investment company” under Subchapter M of the Code, as long as such qualification is in the best interests of the RIC’s shareholders. Each RIC will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each RIC, even though each RIC is a series of a trust. Furthermore, each RIC will separately determine its income, gains and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each RIC must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, certain securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in “qualified publicly traded partnerships” as defined in the Code. Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities. Each RIC must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items, government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent the value of such securities does not exceed 5% of the value of the RIC’s total assets and to the extent such securities do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the RIC’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or of two or more issuers the RIC controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a RIC may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each RIC generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and net short-term capital gain, as well as 90% of its net tax-exempt income earned in each taxable year. A RIC generally will not be subject to federal income tax on the investment company taxable income and net capital gain it distributes to its shareholders. For this purpose, a RIC generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a RIC may make the distributions in the following taxable year. Furthermore, if a RIC declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the RIC and its shareholders will be treated as if the RIC paid the distribution by December 31 of the first taxable year. Each RIC intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate RIC-level federal income taxation of such income and gain. However, no assurance can be given that a RIC will not be subject to federal income taxation.

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Excise Tax. A 4% nondeductible excise tax will be imposed on each RIC’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its capital gain net income (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Pursuant to an available election, each RIC may use the 12 month period ending on the last day of its taxable year for purposes of determining its capital gain net income. Each RIC intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects to owe little, if any, excise tax. However, no assurance can be given that a RIC will not be subject to the excise tax.

Capital Loss Carry-Forwards. A RIC is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A RIC’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to RIC-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the RICs do not expect to distribute such capital gains. The RICs cannot carry back or carry forward any net operating losses.

Equalization Accounting. Each RIC may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a RIC’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a RIC to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a RICs’s total returns, it may reduce the amount that the RIC would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of RIC shares on RIC distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the RICs, and thus the use of this method may be subject to IRS scrutiny.

Investment through Master Portfolios. A Fund may seek to continue to qualify as a regulated investment company by investing its assets in a corresponding Master Portfolio. Each Master Portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding Master Portfolio, will be disregarded as a separate entity from the Fund) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized (i.e., “passed-through”) to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations, in determining such investor’s federal income tax liability. Therefore, to the extent that a Master Portfolio were to recognize but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, it is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments. In this section, all references to a Fund include, if applicable, an Underlying Fund or a Master Portfolio. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at an issue price less than its principal amount (“OID”), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such

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discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID and, if an election is made, accrued market discount on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by a Fund.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. As stated below, gain or loss on certain foreign currency contracts that are Section 1256 contracts will be treated as ordinary income and loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the “60%/40%” rule.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as “mixed straddles” if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Because the application of the straddle rules may affect the character of gains and losses,

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defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to Fund shareholders, and which will be taxed to Fund shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) certain futures or forward contracts; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code.

The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment companies” (“PFICs”) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although a Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements. In addition, payments received by a Fund in connection with securities lending and repurchase

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agreements will not qualify for recently enacted reductions in individual federal income tax on certain dividends and so may be taxable as ordinary income.

Taxation of Distributions. For federal income tax purposes, a RIC’s earnings and profits, described above, are determined at the end of the RIC’s taxable year and are allocated pro rata over the entire year. All distributions paid out of a RIC’s earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in shares of the RIC, generally are deemed to be taxable distributions and must be reported on each RIC shareholder’s federal income tax return. Distributions in excess of a RIC’s earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in its RIC shares and then capital gain. A RIC may make distributions in excess of earnings and profits to a limited extent, from time to time.

Distributions designated by a RIC as a capital gain distribution will be taxed to its shareholders as long-term capital gain (to the extent such distributions do not exceed the RIC’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held RIC shares. Each RIC will designate capital gains distributions, if any, in a written notice mailed by the RIC to its shareholders not later than 60 days after the close of the RIC’s taxable year.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. No assurance is given that a Fund eligible to make such election will do so.

Federal Income Tax Rates. Under current law, the maximum individual federal income tax rate applicable to ordinary income generally is 35% and the maximum rate applicable to realized net capital gain of individuals generally is 15%.

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Under current law, the maximum individual federal income tax rate applicable to “qualified dividend income” is 15%. In general, “qualified dividend income” is income attributable to dividends received from certain domestic and foreign corporations, as long as certain holding period requirements are met. If 95% or more of a Fund’s gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will be treated as realizing qualified dividend income only to the extent it receives dividends attributable to investments in certain domestic and foreign corporations and certain holding period requirements are met, and individual Fund shareholders will be treated a realizing qualified dividend income from the Fund only to the extent that the shareholders meet certain holding period requirements with respect to their Fund shares. Payments received by the Fund derived from securities lending, repurchase and other derivative transactions ordinarily will not be qualified dividend income. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.

The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

For taxable years beginning after December 31, 2011, federal income tax rates are scheduled to increase to the rates that were previously in effect before recent legislative changes. Among other things, this means that the maximum capital gain rate applicable to individuals is scheduled to increase to 20%, the maximum rate applicable to ordinary income of individuals is scheduled to increase to 39.6%, and the favorable treatment of qualified dividend income is scheduled to expire.

Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% (“backup withholding”) on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies that the “taxpayer identification number” (“TIN”), generally the shareholder’s social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of back-up withholding is scheduled to increase for taxable years beginning after December 31, 2010.

Tax-Deferred Plans. The shares of the Funds are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans (“SEP-IRAs”), Savings Incentive Match Plans for Employees (“SIMPLE Plans”), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund attributable to domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if certain holding period requirements are met. These requirements are complex, and, therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

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TAX ADVANTAGED BOND FUND. The Tax Advantaged Bond Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated by shareholders as interest excludable from their gross income for regular federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. Because the Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets.

The Fund uses the “average annual” method to determine the designated percentage of dividends qualifying as tax-exempt income. This designation is made annually in January. The percentage of a particular dividend that is designated as tax-exempt income may be substantially different from the percentage of the Fund’s income that was tax-exempt during the period from which the distribution was made.

Exempt-interest dividends are exempt from regular federal income tax, but they may affect the tax liabilities of taxpayers who are subject to the AMT. Exempt-interest dividends are also includible in the modified income of shareholders who receive Social Security benefits for purposes of determining the extent to which such benefits may be taxable. The American Recovery and Reinvestment Act of 2009 provides an exemption from the federal alternative minimum tax applicable to individuals for interest on private activity bonds and, for purposes of calculating a corporate taxpayer’s adjusted current earnings under the corporate alternative minimum tax, an exemption for interest on all tax-exempt bonds, with both exemptions limited to bonds that are issued after December 31, 2008 and before January 1, 2011, including refunding bonds issued during that period to refund bonds originally issued after December 31, 2003 and before January 1, 2009.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Tax Advantaged Bond Fund is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of the shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

If a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares.

STATE AND LOCAL. Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have different tax consequences for shareholders than would direct investment in such Fund’s portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

CODES OF ETHICS

The Manager intends that: all of its activities function exclusively for the benefit of the owners or beneficiaries of the assets it manages; assets under management or knowledge as to current or prospective transactions in managed assets are not utilized for personal advantage or for the advantage of anyone other than the owners or

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beneficiaries of those assets; persons associated with the Manager and the Trust avoid situations involving actual or potential conflicts of interest with the owners or beneficiaries of managed assets; and situations appearing to involve actual or potential conflicts of interest or impairment of objectivity are avoided whenever doing so does not run counter to the interests of the owners or beneficiaries of the managed assets. The Board of Trustees of the Trust has adopted a Code of Ethics which imposes certain prohibitions, restrictions, preclearance requirements and reporting rules on the personal securities transactions of subscribers to the Code, who include the Trust’s officers and Trustees and the employees of the Manager. Sub-advisers have adopted similar Codes of Ethics relating to their employees, and the Board of Trustees of the Trust has adopted Sub-advisers’ Codes of Ethics insofar as they relate to their respective employees’ activities in connection with the Trust. The Board of Trustees believes that the provisions of its Code of Ethics are reasonably designed to prevent subscribers from engaging in conduct that violates these principles. Subscribers to the Codes of Ethics may invest in securities, including securities that may be purchased or held by a Fund.

SHARES

The Trust was organized as a business trust pursuant to the laws of the State of Delaware on June 8, 2000. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Trust, all without par value. Shares are divided into and may be issued in a designated series representing beneficial interests in one of the Trust’s Funds. There are currently sixteen series of shares.

Each share of a series issued and outstanding is entitled to participate equally in dividends and distributions declared by such series and, upon liquidation or dissolution, in net assets allocated to such series remaining after satisfaction of outstanding liabilities. The shares of each series, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.

The following table shows certain information for shareholders of the Trust who beneficially own more than 5% of a Class of the Fund’s outstanding shares as of April 1, 2009. As the owner of more than 25% of the outstanding shares of the share classes specified below, a shareholder is deemed to control the applicable share class. When shareholders are asked to vote on an issue at the share class level (such as when voting on a change to the Trust’s 12b-1 Plan for the share class), a controlling shareholder can significantly influence the outcome of the voting. A controlling shareholder also can take other shareholder actions permitted by the Trust’s Declaration of Trust and Bylaws, such as convening a shareholder meeting on an issue that impacts the specific share class.

(1) Title of Class of Shares	(2) Name and address of beneficial owner	(3) Amount and nature of beneficial ownership (Shares)	(4) Percent of class
Small/Mid Cap Equity Fund— Legacy Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,896,238.2310	26%
International Equity Fund— Legacy Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,844,426.6780	40%
Small Cap Index Fund— Legacy Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	2,075,447.6730	17%
International Index Fund— Legacy Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,878,963.1520	22%
Equity and Bond Fund— Legacy Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,398,835.5920	14%
Tax Advantaged Bond Fund— Legacy Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	2,748,086.0250	48%
Small/Mid Cap Equity Fund—Legacy Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	677,649.0100	27%

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(1) Title of Class of Shares	(2) Name and address of beneficial owner	(3) Amount and nature of beneficial ownership (Shares)	(4) Percent of class
International Equity Fund—Legacy Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	837,018.3650	53%
Small Cap Index Fund—Legacy Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,201,581.1900	26%
International Index Fund—Legacy Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	977,823.4280	36%
Equity and Bond Fund—Legacy Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,522,368.1110	31%
Bond Fund—Legacy Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,692,588.9160	35%
Tax Advantaged Bond Fund—Legacy Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	2,122,165.6640	90%
Money Market Fund—Legacy Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	2,215,292.9500	17%
Equity Fund—Institutional Class	State Farm Mutual Fund Trust—1 State Farm Plaza, Bloomington, IL 61701-0001	18,009,089.6290	84%
Small/Mid Cap Equity Fund—Institutional Class	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	265,176.1520	11%
Bond Fund—Institutional Class	State Farm Mutual Fund Trust—1 State Farm Plaza, Bloomington, IL 61701-0001	5,243,479.9400	73%
LifePath Income Fund—Institutional Class	Thomas W Demory—21658 Hawley Rd ,Glenwood IA 51534-5112	66,203.2300	6%
LifePath Income Fund—Institutional Class	Dolores L. Ott—28 Crestview Avenue, Madison, NJ 07940	61,114.1110	5%
International Equity—Institutional Class	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	339,326.5880	28%
Small Cap Index Fund—Institutional Class	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	240,331.0050	6%
International Index Fund—Institutional Class	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	329,005.4380	11%
Equity Fund—Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	129,032.2580	28%
Equity Fund—Class R-1	Regulatory Consultants Inc, 10433 Montgomery Pkwy, Loop NE, Suite 100, Albuquerque NM 87111-3874	33,577.7310	7%
Equity Fund—Class R-1	C.F. Maier composites, 16351 Table Mountain Pkwy, Golden, CO 80403-1826	24,602.5860	5%
Small/Mid Cap Equity Fund—Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	113,765.6430	30%
International Equity Fund—Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	120,192.3080	37%
S&P 500 Index Fund—Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	116,009.2810	16%
Small Cap Index Fund—Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	82,440.2310	28%
International Index Fund—Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	110,253.5830	31%
Equity and Bond Fund—Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	109,529.0250	31%

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(1) Title of Class of Shares	(2) Name and address of beneficial owner	(3) Amount and nature of beneficial ownership (Shares)	(4) Percent of class
Equity and Bond Fund—Class R-1	Disaster Restor. Servs of North Texas— PO Box 550934 Dallas TX 75355-0934	27,703.6260	8%
Equity and Bond Fund—Class R-1	Mark Pardo—1307 Juan Tabo NE, Albuquerque NM 87112-4403	24,868.0750	7%
Equity and Bond Fund—Class R-1	RBS Subways, Inc, 30569 State Hwy 27, Wauzeka, WI 53826-8711	20,276.4430	6%
Equity and Bond Fund—Class R-1	Fentress Builders, Inc—6006 E. 38th St, Indianapolis IN 46226-5602	19,779.8430	6%
Bond Fund—Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	94,250.7070	25%
Bond Fund—Class R-1	L. Marshall, 2100 Lehigh Ave, Suite 3T, Glenview, IL 60026-1638	22,118.6620	6%
Bond Fund—Class R-1	Gary’s Downhole Services, Inc., 5308 Main Hwy, Parks, LA 70582	18,922.1410	5%
Money Market Fund—Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,000,000.000	13%
LifePath Income Fund—Class R-1	Mike’s Auto Body & Repair Inc—7116 Castor Ave Philadelphia PA 19149-1103	39,257.4910	24%
LifePath Income Fund—Class R-1	Alcala Estates LLC Ind K, 7421 Arroyo Grande Rd, San Diego, CA 92129-2286	11,203.7840	7%
LifePath Income Fund—Class R-1	Builders & Homeowners Supply—1701 W Industrial Ave Midland TX 79701-7736	10,814.5930	7%
LifePath Income Fund—Class R-1	William Dolan, 5300 SUS #1, Ft. Pierce, FL 34982	10,472.5400	6%
LifePath Income Fund—Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	9,132.4200	6%
LifePath 2050 Fund—Class R-1	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	100,000.0000	79%
LifePath 2050 Fund—Class R-1	BWS, 12310 Cleburne Hwy, Cresson, TX 76035-3118	9,086.2910	7%
Equity Fund—Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	473,933.6490	18%
Small/Mid Cap Equity Fund—Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	881,057.2690	33%
International Equity Fund—Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	843,170.3200	50%
S&P 500 Index Fund—Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	686,891.3280	11%
Small Cap Index Fund—Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	664,010.6240	29%
International Index Fund—Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	766,871.1660	27%
Equity and Bond Fund—Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,001,001.0010	45%
Bond Fund—Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	494,599.8420	12%
Tax Advantaged Bond Fund— Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	353,873.9580	12%

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(1) Title of Class of Shares	(2) Name and address of beneficial owner	(3) Amount and nature of beneficial ownership (Shares)	(4) Percent of class
LifePath 2050 Fund—Class A	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	100,000.0000	9%
LifePath 2050 Fund—Class A	Richard Mcintire, 31826 Country Club Dr., Porterville, CA 93257-9610	89,415.8010	8%
Equity Fund—Class R-2	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	129,032.2580	17%
Equity Fund—Class R-2	GMS Florida West Coast Inc., 15320 Amberity Drive, Suite B, Tampa FL 33647	81,491.4060	11%
Equity Fund—Class R-2	Montgomery Communications Inc.—222 W 6th St Junction City KS 66441-3047	62,502.4090	7%
Equity Fund—Class R-2	Southern Waste Services, Inc—2211 St. Andrews Blvd., Panama City FL 32405-2167	50,513.5130	7%
Equity Fund—Class R-2	Renaissance Plastic Surgery, P.C. 4, 4030 Riverside Park Blvd., Macon, GA 31210-1365	38,757.3370	5%
Small/Mid Cap Equity Fund—Class R-2	GMS Florida West Coast Inc., 15320 Amberity Drive, Suite B, Tampa FL 33647	118,720.1860	21%
Small/Mid Cap Equity Fund—Class R-2	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	113,765.6430	20%
Small/Mid Cap Equity Fund—Class R-2	Renaissance Plastic Surgery, P.C. 4, 4030 Riverside Park Blvd., Macon, GA 31210-1365	32,171.6500	6%
Small/Mid Cap Equity Fund—Class R-2	Argenia, LLC, 11524 Fairview Rd., Little Rock, AR 72212-24	28,157.8970	5%
International Equity Fund—Class R-2	State Farm Auto Company—1 State Farm Plaza, Bloomington IL 61710-0001	120,192.3080	34%
International Equity Fund—Class R-2	GMS Florida West Coast Inc., 15320 Amberity Drive, Suite B, Tampa FL 33647	60,439.9140	17%
International Equity Fund—Class R-2	Argenia, LLC, 11524 Fairview Rd., Little Rock, AR 72212-24	22,502.5830	6%
S&P 500 Index Fund—Class R-2	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	116,009.2810	13%
S&P 500 Index Fund—Class R-2	Peter Chang Ent, Inc—28530 Orchard Lake Rd , Farmington Hills MI 48334-2987	96,268.6760	10%
S&P 500 Index Fund—Class R-2	GMS Florida West Coast Inc., 15320 Amberity Drive, Suite B, Tampa FL 33647	85,653.8940	9%
S&P 500 Index Fund—Class R-2	Charles Sadler, MD, 9100 Wilshire Blvd., Suite 245, Beverly Hills, CA 90212-3439	54,967.4520	6%
Small Cap Index Fund—Class R-2	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	82,440.2310	27%
Small Cap Index Fund—Class R-2	Innovative Intuitive Technology 401, 711 West Kimerly Ave., Ste. 268, Placentia CA 92870-6333	37,033.9340	12%
Small Cap Index Fund—Class R-2	Southern Waste Services, Inc -2211 St. Andrews Blvd., Panama City FL 32405-2167	29,925.8090	10%
Small Cap Index Fund—Class R-2	GMS Florida West Coast Inc., 15320 Amberity Drive, Suite B, Tampa FL 33647	21,323.2870	7%
International Index Fund—Class R-2	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	110,253.5830	27%
International Index Fund—Class R-2	GMS Florida West Coast Inc., 15320 Amberity Drive, Suite B, Tampa FL 33647	76,514.6450	18%

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(1) Title of Class of Shares	(2) Name and address of beneficial owner	(3) Amount and nature of beneficial ownership (Shares)	(4) Percent of class
International Index Fund—Class R-2	Southern Waste Services, Inc—2211 St. Andrews Blvd., Panama City FL 32405-2167	25,273.7800	6%
Equity and Bond Fund—Class R-2	Argenia, LLC, 11524 Fairview Rd., Little Rock, AR 72212-2445	114,085.5480	23%
Equity and Bond Fund—Class R-2	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	109,529.0250	22%
Equity and Bond Fund—Class R-2	Fox Construction Inc., 2034 Snow Bowl Plaza, W. US Hwy 40, Steamboat springs CO 80487	63,201.9740	13%
Equity and Bond Fund—Class R-2	GMS Florida West Coast Inc., 15320 Amberity Drive, Suite B, Tampa FL 33647	59,213.2580	12%
Bond Fund—Class R-2	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	94,250.7070	24%
Bond Fund—Class R-2	GMS Florida West Coast Inc., 15320 Amberity Drive, Suite B, Tampa FL 33647	50,473.7050	13%
Bond Fund—Class R-2	Kendall Printing Company—3331 W 29th St Greeley CO 80631-8528	42,340.1620	11%
Bond Fund—Class R-2	Southern Waste Services, Inc—2211 St. Andrews Blvd., Panama City FL 32405-2167	21,066.9490	5%
Money Market Fund—Class R-2	International Trucks Houston 401(k), 8900 North Loop East, Houston TX 77029-1218	1,511,291.7600	12%
Money Market Fund—Class R-2	GMS Florida West Coast Inc., 15320 Amberity Drive, Suite B, Tampa FL 33647	1,182,799.6800	10%
Money Market Fund—Class R-2	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,000,000.0000	8%
Money Market Fund—Class R-2	Kentucky Electronics, Inc, 222 Riggs Ave., PO Box 415, Portland TN 37148-0415	832,760.0800	7%
LifePath Income Fund—Class R-2	Kirby and Kirby—2614 Artesia BLVD Redondo Beach CA 90278-3312	39,126.3300	20%
LifePath Income Fund—Class R-2	International Trucks Houston 401(k), 8900 North Loop East, Houston TX 77029-1218	34,597.3400	18%
LifePath Income Fund—Class R-2	Superior Mechanical Services, 6655 Mid Cities Ave., Beltsfille, MD 20705-1415	13,499.8350	7%
LifePath Income Fund—Class R-2	DL Acton Construction Co., 193 Columbia Valley Parkway, Pelham, AL 35124	12,237.2310	6%
LifePath Income Fund—Class R-2	Recheks Food Mart, Inc., 609 N. Spring St., Beaver Dam, WI 53916-2040	12,045.9830	6%
LifePath Income Fund—Class R-2	Tri County Air—1080 Enterprise Ct Nokomis FL 34275-3620	11,237.6330	6%
LifePath 2020 Fund—Class R-2	Dryden Builders, Inc., 1741 Thomas Paine Pkwy, Centerville, OH 45459-2540	85,172.2370	8%
LifePath 2020 Fund—Class R-2	International Trucks Houston 401(k), 8900 North Loop East, Houston TX 77029-1218	81,957.2660	8%
LifePath 2020 Fund—Class R-2	GMS Florida West Coast Inc., 15320 Amberity Drive, Suite B, Tampa FL 33647	81,566.4240	7%
LifePath 2020 Fund—Class R-2	Recheks Food Mart Inc.—609 N Spring St Beaver Dam WI 53916-2040	67,534.8050	6%
LifePath 2020 Fund—Class R-2	Bennett Motors, 26 9th Street S., Great Falls, MT 59401-3724	63,684.4830	6%

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(1) Title of Class of Shares	(2) Name and address of beneficial owner	(3) Amount and nature of beneficial ownership (Shares)	(4) Percent of class
LifePath 2030 Fund—Class R-2	GMS Florida West Coast Inc., 15320 Amberity Drive, Suite B, Tampa FL 33647	164,701.9610	16%
LifePath 2030 Fund—Class R-2	Longhorn International Trucks Ltd, 4711 E. Seventh, Austin TX 78702-5016	69,759.5300	7%
LifePath 2040 Fund—Class R-2	GMS Florida West Coast Inc., 15320 Amberity Drive, Suite B, Tampa FL 33647	102,521.7130	12%
LifePath 2040 Fund—Class R-2	Armil Construction Co—3072 Park Ave Memphis TN 38111-3018	102,272.3740	12%
LifePath 2040 Fund—Class R-2	Food Service Technologies—5256 Eisenhower Ave Alexandria VA 22304-4816	49,284.7980	6%
LifePath 2040 Fund—Class R-2	MacNeil Automotive Products Ltd., 2435 Wisconsin Ave., Downers Grove, IL 60515-4018	42,679.4860	5%
LifePath 2050 Fund—Class R-2	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	100,000.0000	99%
Equity Fund—Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	129,032.2580	73%
Equity Fund—Class R-3	Riley Gardner Memorial Service Co., P.O. Box 868, Hamilton, TX	10,673.5110	6%
Small/Mid Cap Equity Fund—Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	113,765.6430	76%
International Equity Fund—Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	120,192.3080	80%
S&P 500 Index Fund—Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	116,009.2810	56%
S&P 500 Index Fund—Class R-3	Lease Cost Solutions, Inc., 150 Wiowa Ave, Ste 102, Sunnyvale, CA 94086	18,780.2850	9%
Small Cap Index Fund—Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	82,440.2310	72%
International Index Fund—Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	110,253.5830	76%
Equity and Bond Fund—Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	109,529.0250	83%
Bond Fund—Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	94,250.7070	76%
Bond Fund—Class R-3	Riley Gardner Memorial Service Co., PO Box 868, Hamilton, TX 76531-0868	13,733.8130	11%
Bond Fund—Class R-3	Johnson Robinson, 1201 Elm St., Suite 4440, Dallas, TX 75270-2164	6,229.4770	5%
Money Market Fund—Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,000,000.0000	57%
Money Market Fund—Class R-3	Theseus Logic, Inc., 2500 Maitland Center Pkwy, Maitland, FL 32751-7224	250,786.1700	14%
Money Market Fund—Class R-3	Manny Miranda Agency Inc., 16896 S. Dixie Hwy., Miami, FL 33157-4366	110,052.7700	6%
Money Market Fund—Class R-3	Tamitha Lewis, 185 Linden Ave, Auburn, CA 95603-5267	101,355.9600	6%
Money Market Fund—Class R-3	Johnson Robinson, 1201 Elm St, Suite 4440, Dallas, TX 75270-2164	99,421.3900	6%

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(1) Title of Class of Shares	(2) Name and address of beneficial owner	(3) Amount and nature of beneficial ownership (Shares)	(4) Percent of class
LifePath Income Fund—Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	9,132.4200	65%
LifePath Income Fund—Class R-3	Mosebach Funt, Dayton, & Duckworth, 2045 Westgate Drive #404, Bethlehem, PA 18017-7480	4,061.9660	29%
LifePath Income Fund—Class R-3	Mulvaney Rehab Services, Ltd., 1007 S. 42nd St., Suite 5, Mt. Vernon, IL 62864-6217	754.9310	5%
LifePath 2020 Fund—Class R-3	Suzette De Salvo—5217 Harlem Ave Chicago IL 60656-1803	46,931.5640	22%
LifePath 2020 Fund—Class R-3	Johnson Robinson—1201 Elm St Suite 4440 Dallas TX 75270-2164	39,947.8570	19%
LifePath 2020 Fund—Class R-3	DPC Engineering P.C., 145 Prescott Ave Elmira Hts., NY 14903-1768	21,404.7310	10%
LifePath 2020 Fund—Class R-3	The Ranew Insurance Agency, 964 South Wickham Rd., West Melbourne, FL 32904-1460	18,463.7510	9%
LifePath 2020 Fund—Class R-3	David R Baird, 75 Cedar Ln, Aubrey TX 76227-5003	14,575.8550	7%
LifePath 2020 Fund—Class R-3	RSI, 543 Main St., Kiwa, KS 67070-1405	12,944.6220	6%
LifePath 2020 Fund—Class R-3	Mary M. Andrews—315 West Genesee St Auburn NY 13021-3150	11,394.1980	5%
LifePath 2030 Fund—Class R-3	G.T. Luscombe Company, Inc., 106 Kansas St., Frankfort, IL 60423-1447	18,537.0380	13%
LifePath 2030 Fund—Class R-3	John T. Lu—128 Maplewood Dr. Griffin, GA 30224	15,641.5590	11%
LifePath 2030 Fund—Class R-3	CV Technology Plan—15852 Mercantile Ct., Jupiter, BL 33478-6435	15,423.2180	11%
LifePath 2030 Fund—Class R-3	DPC Engineering P.C.—145 Prescott Ave Elmira HTS NY 14903-1768	15,174.2700	11%
LifePath 2030 Fund—Class R-3	Theseus Logic Inc—2500 Maitland Center Parkway Maitland FL 32751-7224	13,421.5510	10%
LifePath 2030 Fund—Class R-3	David R Baird—75 Cedar Ln Aubrey TX 76227-5003	9,266.1880	7%
LifePath 2030 Fund—Class R-3	Suzette De Salvo—5217 Harlem Ave Chicago IL 60656-1803	8,941.2720	6%
LifePath 2030 Fund—Class R-3	Alternative Home Care & Staffing—7759 Montgomery Rd., Ste #8, Cincinnati OH 45236-4201	7,461.9520	5%
LifePath 2040 Fund—Class R-3	Jim Spachman Agency—2501 E. College, Bloomington, IL 61704-2484	25,103.2800	23%
LifePath 2040 Fund—Class R-3	Manny Miranda Agency—16896 S. Dixie Hwy, Miami, FL 33157-4366	12,216.8480	11%
LifePath 2040 Fund—Class R-3	Mulvaney Rehab Services, Ltd., 1007 S. 42nd St., Suite 5, Mt. Vernon, IL 62864-6217	8,577.1460	8%
LifePath 2040 Fund—Class R-3	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	8,130.0810	8%
LifePath 2040 Fund—Class R-3	The Ranew Insurance Agency, 964 South Wickham Rd., West Melbourne, FL 32904-1460	5,935.5170	6%
LifePath 2040 Fund—Class R-3	Theseus Logic Inc—2500 Maitland Center Parkway Maitland FL 32751-7224	5,661.2820	5%

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(1) Title of Class of Shares	(2) Name and address of beneficial owner	(3) Amount and nature of beneficial ownership (Shares)	(4) Percent of class
Equity Fund—Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	473,933.6490	75%
Small/Mid Cap Equity Fund—Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	881,057.2690	87%
International Equity Fund—Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	843,170.3200	92%
S&P 500 Index Fund—Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,004,016.0640	70%
Small Cap Index Fund—Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	664,010.6240	82%
International Index Fund—Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	766,871.1660	82%
Equity and Bond Fund—Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	1,001,001.0010	91%
Bond Fund—Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	494,559.8420	75%
Tax Advantaged Bond Fund—Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	305,838.7400	96%
Money Market Fund—Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	2,500,000.0000	71%
LifePath Income Fund—Class B	State Farm Auto Company—1 State Farm Plaza, Bloomington, IL 61710-0001	17,467.2490	12%

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The amount of each Fund’s equity securities owned by trustees and officers of the Trust as a group is less than 1%.

The Master Portfolios are series of the Master Fund, an open-end, series management investment company organized as Delaware business trust. The Master Fund was organized October 21, 1993. The Master Fund currently consists of multiple series, including the Master Portfolios.

POTENTIAL CONFLICTS OF INTEREST RELATED TO THE MASTER PORTFOLIOS

The Bank of America Corporation (“BAC”), though its subsidiary Merrill Lynch and Co., Inc. (“Merrill Lynch”), Barclays PLC (“Barclays”), The PNC Financial Services Group, Inc. (“PNC”), each have a significant economic interest in BlackRock, Inc., the parent of BFA, the LifePath Portfolios’ investment adviser. PNC is considered to be an affiliate of BlackRock, Inc., under the Investment Company Act of 1940. Certain activities of BlackRock Advisors, LLC, BlackRock, Inc. and their affiliates (collectively, “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), and those of BAC, Merrill Lynch and their affiliates (collectively, the “BAC Entities”) and Barclays and its affiliates (collectively, the “Barclays Entities”) (BAC Entities and Barclays Entities, collectively, the “BAC/Barclays Entities”), with respect to the S&P 500 Stock Master Portfolio and the LifePath Master Portfolios (collectively, the “Master Portfolios”) and/or other accounts managed by BlackRock, PNC or BAC/Barclays Entities, may give rise to actual or perceived conflicts of interest such as those described below. The discussion below regarding potential conflicts of interest relates not only to BFA’s management of the LifePath Master Portfolios but also to BFA’s management of the Underlying Funds in which the LifePath Master Portfolios invest.

BlackRock is one of the world’s largest asset management firms. BAC is a national banking corporation which through its affiliates and subsidiaries, including Merrill Lynch, provides a full range of financial services. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. Barclays is a major global financial services provider engaged in a range of activities including retail and commercial banking, credit cards, investment banking, and wealth management. BlackRock and PNC are affiliates of one another under the Investment Company Act of 1940. BlackRock, BAC, Merrill Lynch, PNC, Barclays and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Master Portfolio, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Master Portfolios. These are considerations of which investors in the S&P 500 Index Fund or a State Farm LifePath Fund should be aware, and which may cause conflicts of interest that could disadvantage one or more of these Funds and its/their shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Master Portfolio.

BlackRock and its Affiliates, as well as the BAC/Barclays Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Master Portfolio and/or that engage in transactions in the same types of securities, currencies and instruments as a Master Portfolio. One or more Affiliates and BAC/Barclays Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or BAC/Barclays Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Master Portfolio invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Master Portfolio invests, which could have an adverse impact on a Master Portfolio’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Master Portfolio’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Master Portfolio. When BlackRock and its Affiliates

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or the BAC/Barclays Entities seek to purchase or sell the same assets for their managed accounts, including a Master Portfolio, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Master Portfolio. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Master Portfolio, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Master Portfolio are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a BAC/Barclays Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Master Portfolio, market impact, liquidity constraints, or other factors could result in the Master Portfolio receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Master Portfolio could otherwise be disadvantaged. BlackRock or it Affiliates or a BAC/Barclays Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Master Portfolio to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Master Portfolio may benefit other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity. For example, the sale of a long position or establishment of a short position by a Master Portfolio may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts, and the purchase of a security or covering of a short position in a security by a Master Portfolio may increase the price of the same security held by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts.

BlackRock and its Affiliates or a BAC/Barclays Entity and their clients may pursue or enforce rights with respect to an issuer in which a Master Portfolio has invested, and those activities may have an adverse effect on the Master Portfolio. As a result, prices, availability, liquidity and terms of the Master Portfolio’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or a BAC/Barclays Entity or their clients, and transactions for the LifePath Portfolio may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Master Portfolio’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the BAC/Barclays Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate- or BAC/Barclays Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Master Portfolio. Moreover, it is possible that a Master Portfolio will sustain losses during periods in which one or more Affiliates or BAC/Barclays Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Master Portfolio in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Master Portfolio’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or BAC/Barclays Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or BAC/Barclays Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or BAC/Barclays Entities are performing services or when position limits have been reached.

In connection with its management of a Master Portfolio, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or BAC/Barclays Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Master Portfolio in accordance with

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such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any BAC/Barclays Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Master Portfolio and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Master Portfolio. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the BAC/Barclays Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Master Portfolio.

In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Master Portfolio should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a LifePath Portfolio in which customers of BlackRock or its Affiliates or a BAC/Barclays Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a BAC/Barclays Entity, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Master Portfolio, and such party may have no incentive to assure that the Master Portfolio obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Master Portfolio may enhance the profitability of BlackRock or its Affiliates or a BAC/Barclays Entity. One or more Affiliates or BAC/Barclays Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Master Portfolio invests or which may be based on the performance of the Master Portfolio. A Master Portfolio may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or BAC/Barclays Entities and may also enter into transactions with other clients of an Affiliate or BAC/Barclays Entity where such other clients have interests adverse to those of the Master Portfolio.

At times, these activities may cause departments of BlackRock or its Affiliates or a BAC/Barclays Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Master Portfolio. To the extent affiliated transactions are permitted, a Master Portfolio will deal with BlackRock and its Affiliates or BAC/Barclays Entities on an arms-length basis. BlackRock or its Affiliates or a BAC/Barclays Entity may also have an ownership interest in certain trading or information systems used by a Master Portfolio. A Master Portfolio’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or BAC/Barclays Entities.

One or more Affiliates or one of the BAC/Barclays Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Master Portfolio. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or BAC/Barclays Entity will be in its view commercially reasonable, although each Affiliate or BAC/Barclays Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or BAC/Barclays Entity and such sales personnel. Subject to applicable law, the Affiliates and BAC/Barclays Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Master Portfolios as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Master Portfolios or their shareholders will be required, and no fees or other compensation payable by the Master Portfolios or their shareholders will be reduced by reason of receipt by an Affiliate or BAC/Barclays Entity of any such fees or other amounts.

When an Affiliate or BAC/Barclays Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Master Portfolios, the Affiliate or BAC/Barclays Entity may take commercial steps in its own interests, which may have an adverse effect on the Master Portfolios. A Master Portfolio will be required to establish business relationships with its counterparties based on the Master Portfolio’s own credit standing. Neither BlackRock nor any of the Affiliates, nor any BAC/Barclays Entity, will have any obligation to allow their credit to be

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used in connection with a Master Portfolio’s establishment of its business relationships, nor is it expected that the Master Portfolio’s counterparties will rely on the credit of BlackRock or any of the Affiliates or BAC/Barclays Entities in evaluating the Master Portfolio’s creditworthiness.

Purchases and sales of securities for a Master Portfolio may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the BAC/Barclays Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Master Portfolios will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Master Portfolios. In addition, under certain circumstances, the Master Portfolios will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates or BAC/Barclays Entities) that furnish BlackRock, the Master Portfolios, other BlackRock client accounts or other Affiliates or BAC/Barclays Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Master Portfolios and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Master Portfolios based on the amount of brokerage commissions paid by the LifePath Portfolios and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Master Portfolios and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock also may enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or BAC/Barclays Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

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BlackRock may utilize certain electronic crossing networks (“ECNs”) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Master Portfolios. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Master Portfolios, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a BAC/Barclays Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies of the Master Portfolios.”

It is also possible that, from time to time, BlackRock or its Affiliates or a BAC/Barclays Entity may, although they are not required to, purchase and hold shares of a Master Portfolio. Increasing a Master Portfolio’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Master Portfolio’s expense ratio. BlackRock and its Affiliates or BAC/Barclays Entities reserve the right to redeem at any time some or all of the shares of a Master Portfolio acquired for their own accounts. A large redemption of shares of a Master Portfolio by BlackRock or its Affiliates or by a BAC/Barclays Entity could significantly reduce the asset size of the Master Portfolio, which might have an adverse effect on the Master Portfolio’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Master Portfolio and other shareholders in deciding whether to redeem its shares.

It is possible that a Master Portfolio may invest in securities of companies with which an Affiliate or a BAC/Barclays Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a BAC/Barclays Entity has significant debt or equity investments or in which an Affiliate or BAC/Barclays Entity makes a market. A Master Portfolio also may invest in securities of companies to which an Affiliate or a BAC/Barclays Entity provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Master Portfolio and the interests of other clients of BlackRock or its Affiliates or a BAC/Barclays Entity. In making investment decisions for a Master Portfolio, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a BAC/Barclays Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a BAC/Barclays Entity may limit a LifePath Portfolio’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Master Portfolio.

BlackRock and its Affiliates and the BAC/Barclays Entities, their personnel and other financial service providers have interests in promoting sales of the Master Portfolios. With respect to BlackRock and its Affiliates and BAC/Barclays Entities and their personnel, the remuneration and profitability relating to services to and sales of the Master Portfolios or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or BAC/Barclays Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Master Portfolios or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a BAC/Barclays Entity and such personnel resulting from transactions on behalf of or management of the Master Portfolios may be greater than the remuneration and profitability resulting from other funds or products.

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BlackRock and its Affiliates or a BAC/Barclays Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate or to a BAC/Barclays Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or BAC/Barclays Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates or a BAC/Barclays Entity may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by a Master Portfolio’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Master Portfolio’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Master Portfolio’s pricing vendors and/or fund accountants, there may be instances where the Master Portfolio’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in “Determination of Net Asset Value” in this Statement of Additional Information, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Master Portfolio’s investments may be valued at fair value by BlackRock, pursuant to procedures adopted by the Master Portfolios’ Board of Directors. When determining an asset’s “fair value,” BlackRock seeks to determine the price that a Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what a Master Portfolio might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Master Portfolio’s net asset value. As a result, a Master Portfolio’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent permitted by applicable law, a Master Portfolio may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Master Portfolio, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Master Portfolio bearing some additional expenses.

BlackRock and its Affiliates or a BAC/Barclays Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Master Portfolio. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by BAC/Barclays Entities that are the same, different from or made at different times than positions taken for the Master Portfolio. To lessen the possibility that a LifePath Portfolio will be adversely affected by this personal trading, the Master Portfolio, and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Master Portfolio’s portfolio transactions. Each Code of Ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Each Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

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BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Master Portfolio, except that the Master Portfolio may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Master Portfolio as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Master Portfolios and/or BlackRock by the Commission. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the Master Portfolio to purchase and another client of BlackRock to sell, or the Master Portfolio to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Master Portfolio may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a BAC/Barclays Entity and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a BAC/Barclays Entity is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Master Portfolios may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates or a BAC/Barclays Entity serve as directors of companies the securities of which the Master Portfolios wish to purchase or sell. However, if permitted by applicable law, the Master Portfolios may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a BAC/Barclays Entity, or in cases in which personnel of BlackRock or its Affiliates or of BAC/Barclays Entities are directors or officers of the issuer.

The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Master Portfolios. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Master Portfolios or other client accounts to suffer disadvantages or business restrictions.

If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Master Portfolios) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock, on behalf of clients (including the Master Portfolios), may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate.

BlackRock and its Affiliates and BAC/Barclays Entities may maintain securities indices as part of their product offerings. Index based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates and BAC/Barclays Entities may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates and BAC/Barclays Entities will not be obligated to license their indices to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates and BAC/Barclays Entities will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates and BAC/Barclays Entities may serve as Authorized Participants in the creation and redemption of exchange traded funds, including funds advised by affiliates of BlackRock. BlackRock and its Affiliates and BAC/Barclays Entities may therefore be deemed to be participants in a distribution of such exchange traded funds, which could render them statutory underwriters.

Present and future activities of BlackRock and its Affiliates and BAC/Barclays Entities, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

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VOTING RIGHTS

Each share (including fractional shares) is entitled to one vote for each dollar of NAV represented by that share on all matters to which the holder of that share is entitled to vote. Only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. The shares do not have cumulative voting rights. Accordingly, owners having shares representing more than 50% of the assets of the Trust voting for the election of Trustees could elect all of the Trustees of the Trust if they choose to do so, and in such event, shareowners having voting interests in the remaining shares would not be able to elect any Trustees.

Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting interests of that Fund vote for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting interests of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting interests of the Trust.

In a situation where an Equity Index Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of a Master Portfolio, such Equity Index Fund will vote such shares in the same proportion as the shares of which the Equity Index Fund does receive voting instructions.

FINANCIAL STATEMENTS

The audited financial statements for the Trust for the fiscal year ended December 31, 2008, the notes thereto and the report of Ernst & Young LLP thereon are incorporated herein by reference from the Trust’s annual report to shareholders dated December 31, 2008.

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APPENDIX A

DESCRIPTION OF BOND RATINGS

A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Manager believes that the quality of debt securities in which a Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”).

RATINGS BY MOODY’S

Aaa—Bonds rated Aaa are judged to be the best quality, with minimal credit risk. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes are not likely to impair the fundamentally strong position of such bonds.

Aa—Bonds rated Aa are judged to be high quality by all standards and are subject to very low credit risk. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations and are subject to low credit risk. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds rated Baa are considered as medium grade obligations and are subject to moderate credit risk. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds rated B are considered speculative and are subject to high credit risk. They generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds rated Caa are of poor standing and are subject to very high credit risk. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

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Ca—Bonds rated Ca represent obligations which are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. Such bonds are often in default or have other marked shortcomings.

C—Bonds rated C are the lowest rated class of bonds and are typically in default. Bonds rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. The designation “Con.” followed by a rating indicated bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

MUNICIPAL NOTES:

Moody’s employs the following three rating categories for short-term municipal obligations that are considered investment grade:

MIG 1. This designation denotes superior credit quality. There is present excellent protection by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes acceptable credit quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well-established.

COMMERCIAL PAPER:

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, Moody’s, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

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S&P RATINGS

AAA—Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

AA—Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

BB—B—CCC—CC—Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C—The rating C is reserved for income bonds on which obligations are currently highly vulnerable to nonpayment.

D—An obligation rated D is in payment default.

In order to provide more detailed indications of credit quality, most of the S&P’s bond letter ratings described above from AA to CCC may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

Provisional Ratings. The letters “pr” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon the failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1.    Notes rated SP-1 have very strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated SP-1+.

SP-2.    Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

—	Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

—	Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

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COMMERCIAL PAPER:

S&P’s short-term ratings are used to evaluate commercial paper.

A.    Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

A-1.    This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+.

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STATE FARM MUTUAL FUND TRUST

PART C OF THE REGISTRATION STATEMENT

Item 28.	Exhibits

(a)	Declaration of Trust[1]

(b)	Bylaws[1]

(c)	N/A

(d)(1)	Amended and Restated Investment Advisory and Management Services Agreement between Registrant and State Farm Investment Management Corp.[3]

(d)(2)	Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp., and Northern Trust Investments, N.A.[1]

(d)(3)	Amended and Restated Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp. and Bridgeway Capital Management, Inc.[5]

(d)(4)	Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp. and Rainier Investment Management, Inc.[2]

(d)(5)	Amended and Restated Voluntary Reimbursement Agreement between State Farm VP Management Corp., State Farm Investment Management Corp. and State Farm Mutual Fund Trust

(d)(6)	Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp. and Westwood Management Corp.[5]

(d)(7)	Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp. and Marsico Capital Management, LLC[5]

(d)(8)	Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp. and Northern Cross, LLC[5]

(e)(1)	Distribution Agreement between Registrant and State Farm VP Management Corp.[3]

(e)(2)	Amended and Restated Shareholder Services Agreement[3]

(f)	N/A

(g)(1)	Custodial Agreement between Registrant and JP Morgan Chase Bank[1]

(g)(2)	Global Custody Rider between Registrant and JP Morgan Chase Bank[1]

(g)(3)	Special Foreign Custody Manager Agreement between Registrant and State Farm Investment Management Corp.[1]

(g)(4)	Custodial Agreement between Registrant and Investors Bank and Trust Company[1]

(g)(5)	Delegation Agreement between Investors Bank & Trust Company and Registrant[1]

(h)(1)	Service Agreement among Registrant, State Farm Investment Management Corp., and State Farm Mutual Automobile Insurance Company[1]

(h)(2)	Service Agreement among Registrant, State Farm VP Management Corp., State Farm Indemnity Company, State Farm Life Insurance Company and State Farm Mutual Automobile Insurance Company[1]

(h)(3)	Transfer Agency and Services Agreement[1]

(h)(4)	Third Party Feeder Fund Agreement among Registrant, Master Investment Portfolio and State Farm VP Management Corp.[5]

(i)	Consent of Greenberg Traurig, LLP (to be Filed by amendment)

(j)(1)	Consent of Ernst & Young LLP (to be Filed by amendment)

(j)(2)	Consent of PricewaterhouseCoopers LLP (to be Filed by amendment)

(k)	N/A

(l)	N/A

(m)	Amended and Restated 12b-1 Distribution and Service Plan for Class A, Legacy Class A, Class B, Legacy Class B, Class R-1 and Class R-2 Shares[3]

(n)	Amended and Restated State Farm Mutual Fund Trust Multiple Class Plan Pursuant to Rule 18f-3[3]

(p	)(1)	Code of Ethics of State Farm Associates’ Funds Trust, State Farm VP Management Corp., State Farm Investment Management Corp., State Farm Variable Product Trust and State Farm Mutual Fund Trust[6]

(p	)(2)	Code of Ethics- Northern Trust Investments, N.A.[1]

(p	)(3)	Code of Ethics of Master Investment Portfolio[1]

(p	)(4)	Code of Ethics of Bridgeway Capital Management, Inc.[6]

(p	)(5)	Code of Ethics of Rainier Investment Management, Inc.[6]

(p	)(6)	Code of Ethics of Westwood Management Corp.[4]

(p	)(7)	Code of Ethics of Marsico Capital Management, LLC[6]

(p	)(8)	Code of Ethics of Northern Cross, LLC[4]

[1]	Incorporated by reference to post-effective amendment number seventeen on Form N-1A, No 333-42004 filed February 16, 2006.
[2]	Incorporated by reference to post-effective amendment number twenty-three on Form N-1A, No 333-42004 filed November 22, 2006.
[3]	Incorporated by reference to post-effective amendment number twenty-six on Form N-1A, No. 333-42004 filed April 29, 2008.
[4]	Incorporated by reference to post-effective amendment number twenty-seven on Form N-1A, No 333-42004 filed June 30, 2008.
[5]	Incorporated by reference to post-effective amendment number twenty eight on Form N-1A, No 333-42004 filed August 29, 2008.
[6]	Incorporated by reference to post-effective amendment number thirty-one on Form N-1A, No 333-42004 filed April 30, 2009.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

State Farm Mutual Automobile Insurance Company provided the initial seed capital for the Registrant and may be deemed to control the Registrant until some time after the Registrant publicly offers its shares. Thereafter, there will be no persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item.

ITEM 30.	INDEMNIFICATION

As a Delaware statutory trust, Registrant’s operations are governed by its Declaration of Trust (the Declaration of Trust). Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the DSTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant’s Declaration of Trust expressly provides that it has been organized under the DSTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant’s shareholders could be subject to personal liability.

To protect Registrant’s shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant’s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by

Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The information in the statement of additional information under the caption “Trustees and Officers” and “Investment Advisory Agreements” is incorporated herein by reference. Other than its status as investment adviser to other State Farm mutual funds and other advisory clients, State Farm Investment Management Corp., has not at any time during the past two fiscal years engaged in any other business of a substantial nature. The directors and officers of State Farm Investment Management Corp. have engaged during the previous two fiscal years in other businesses, professions, vocations or employment or in the capacity of director, officer, employee, partner or trustee as described in the SAI and as described below:

Directors and Officers of State Farm Investment Management Corp.:

Edward B. Rust, Jr., Director and President*

Michael L. Tipsord, Director, Senior Vice President and Treasurer*

Mike Davidson, Director. Vice Chairman and Chief Agency Marketing Officer – State Farm Mutual Automobile Insurance Company.

Jim Rutrough, Director and Senior Vice President. Vice Chairman and Chief Administrative Officer - State Farm Mutual Automobile Insurance Company.

Susan D. Waring, Vice President and Director*

Kurt Oleson, Vice President - Financial and Secretary *

John S. Concklin, Vice President*

Colleen Van Dyke, Vice President *

Donald E. Heltner, Vice President*

David Grizzle, Chief Compliance Officer and Assistant Secretary - Treasurer*

*	See the information contained in the statement of additional information under the caption “Trustees and Officers,” incorporated herein by reference.

ITEM 32.	PRINCIPAL UNDERWRITERS

State Farm VP Management Corp. serves as the principal underwriter to the Registrant and to State Farm Associates’ Funds Trust, State Farm Variable Product Trust and to four separate accounts that offer the State Farm variable insurance products. The following table contains information concerning each director and officer of State Farm VP Management Corp. (unless otherwise indicated, the principal business address for each person shown is One State Farm Plaza, Bloomington, IL 61710-0001):

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edward B. Rust Jr.	Director and President	Trustee and President

Michael L. Tipsord	Director, Senior Vice President and Treasurer	Trustee, Senior Vice President and Treasurer

Michael C. Davidson	Director and Senior Vice President	None

Susan D. Waring	Senior Vice President and Director	Vice President

Jim Rutrough	Director and Senior Vice President	None

Kurt Oleson	Vice President - Financial and Secretary	Vice President and Secretary

Michael Matlock	Vice President and Chief Compliance Officer	None

Colleen Van Dyke	Vice President	Vice President

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
State Farm VP Management Corp.	N/A	N/A	N/A	N/A

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

(a)	Registrant

(b)	State Farm Investment Management Corp.

One State Farm Plaza

Bloomington, Illinois 61710-0001

(c)	BlackRock Fund Advisers

45 Fremont Street

San Francisco, California 94105

(d)	State Street Bank

200 Clarendon Street

Boston, Massachusetts 02116

(e)	Northern Trust Investments, N.A.

50 South La Salle Street

Chicago, Illinois 60675

(f)	Bridgeway Capital Management, Inc.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

(g)	Rainier Investment Management, Inc.

601 Union Street, Suite 2801

Seattle, Washington 98101

(h)	Westwood Management Corp.

200 Crescent Court

Dallas, Texas 75201

(i)	Marsico Capital Management, LLC

1200 17th Street, Suite 1600

Denver, Colorado 80202

(j)	Northern Cross, LLC

125 Summer Street, 14th Floor,

Suite 1470

Boston, Massachusetts 02110

ITEM 34.	MANAGEMENT SERVICES

All the management-related service contracts under which services are provided to the Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 35.	UNDERTAKINGS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Mutual Fund Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(a) under the 1933 act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 25th day of February 2010.

STATE FARM MUTUAL FUND TRUST

By:	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr. Trustee and President

Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Edward B. Rust, Jr. Edward B. Rust, Jr.	Trustee and President	February 25, 2010

*Michael L. Tipsord	Trustee, Senior Vice President and Treasurer	February 25, 2010

*Thomas M. Mengler	Trustee	February 25, 2010

*James A. Shirk	Trustee	February 25, 2010

*Donald A. Altorfer	Trustee	February 25, 2010

*Victor J. Boschini	Trustee	February 25, 2010

*David L. Vance	Trustee	February 25, 2010

*Alan R. Latshaw	Trustee	February 25, 2010

**Anita Nagler	Trustee	February 25, 2010

By:	/s/ David Moore
David Moore Attorney-In-Fact February 25, 2010

*	Original powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are incorporated by reference from post-effective amendment number seventeen on Form N-1A, No. 333-42004 filed February 16, 2006.
**	Original power of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for the trustee of the Registrant on whose behalf this Registration Statement is filed, has been executed and incorporated by reference from post-effective number twenty-three on Form N-1A, No. 333-42004 filed April 30, 2007.

SIGNATURES

This Registration Statement contains certain disclosures regarding the S&P 500 Stock Master Portfolio, LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (the “Portfolios”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the State Farm Mutual fund Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on February 25, 2010. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolios and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
President and Chief Executive Officer (Chief Executive Officer)

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on February 24, 2010. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolios and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

/s/ Anne F. Ackerley	President and Chief Executive Officer	February 25, 2010

Anne F. Ackerley	(Chief Executive Officer)

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer	February 25, 2010

Richard S. Davis*	Trustee	February 25, 2010

Henry Gabbay*	Trustee	February 25, 2010

David O. Beim*	Trustee	February 25, 2010

Ronald W. Forbes*	Trustee	February 25, 2010

Dr. Matina S. Horner*	Trustee	February 25, 2010

Rodney D. Johnson*	Trustee	February 25, 2010

Herbert I. London*	Trustee	February 25, 2010

Cynthia A. Montgomery*	Trustee	February 25, 2010

Robert C. Robb, Jr.*	Trustee	February 25, 2010

Toby Rosenblatt*	Trustee	February 25, 2010

Kenneth L. Urish*	Trustee	February 25, 2010

Frederick W. Winter*	Trustee	February 25, 2010

By: /s/ Edward B. Baer Edward B. Baer (Attorney-in-Fact)

*	As Attorney-in-Fact pursuant to the power of attorney, dated December 3rd, 2009, as filed herein as Exhibit A.

EXHIBIT INDEX

N-1A ITEM 23

EXHIBIT LETTER	DESCRIPTION
A	Power of Attorney